UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08236

                                 Northern Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

                                 Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Name and Address of Agent for Service: Diana E. McCarthy Drinker Biddle & Reath LLP One Logan Square, Suite 2000 Philadelphia, Pennsylvania 19103-6996	with a copy to: Kevin P. O’Rourke Jose J. Del Real, Esq. The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603

Registrant’s telephone number, including area code: (800) 595-9111

Date of fiscal year end: March 31

Date of reporting period: June 30, 2018

Item 1. Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND	JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%
Aerospace & Defense - 4.6%
Boeing (The) Co.	10,430	$3,499
Harris Corp.	12,455	1,800
Lockheed Martin Corp.	15,357	4,537

		9,836

Apparel & Textile Products - 0.8%
VF Corp.	20,875	1,702

Asset Management - 1.1%
Ameriprise Financial, Inc.	9,268	1,296
Franklin Resources, Inc.	36,036	1,155

		2,451

Banking - 5.4%
Citigroup, Inc.	19,441	1,301
JPMorgan Chase & Co.	72,021	7,505
PNC Financial Services Group (The), Inc.	20,268	2,738

		11,544

Biotechnology & Pharmaceuticals - 10.5%
AbbVie, Inc.	48,947	4,535
Allergan PLC	7,185	1,198
Amgen, Inc.	6,255	1,155
Bristol-Myers Squibb Co.	63,291	3,502
Gilead Sciences, Inc.	55,403	3,925
Johnson & Johnson	13,675	1,659
Merck & Co., Inc.	23,288	1,413
Pfizer, Inc.	146,603	5,319

		22,706

Chemicals - 1.0%
LyondellBasell Industries N.V., Class A	19,766	2,171

Commercial Services - 0.8%
H&R Block, Inc.	72,035	1,641

Consumer Products - 4.4%
Altria Group, Inc.	81,857	4,648
Energizer Holdings, Inc.	22,666	1,427
General Mills, Inc.	27,986	1,239
Kimberly-Clark Corp.	20,155	2,123

		9,437

Electrical Equipment - 0.6%
Emerson Electric Co.	19,066	1,318

Forest & Paper Products - 0.5%
Domtar Corp.	21,692	1,036

Gaming, Lodging & Restaurants - 1.1%
Las Vegas Sands Corp.	30,443	2,325

Hardware - 10.2%
Apple, Inc.	53,011	9,813
Cisco Systems, Inc.	117,968	5,076
HP, Inc.	142,387	3,231
NetApp, Inc.(1)	26,700	2,097
Seagate Technology PLC(1)	30,340	1,713

		21,930

Health Care Facilities & Services - 1.0%
Aetna, Inc.	5,547	1,018
Cigna Corp.	6,318	1,074

		2,092

Industrial Services - 0.6%
MSC Industrial Direct Co., Inc., Class A	15,890	1,348

Insurance - 3.0%
Aflac, Inc.	84,704	3,644
Allstate (The) Corp.	29,888	2,728
Berkshire Hathaway, Inc., Class B*	656	122

		6,494

Machinery - 0.8%
Illinois Tool Works, Inc.	11,857	1,643

Media - 3.0%
Alphabet, Inc., Class A* (1)	2,755	3,111
Facebook, Inc., Class A* (1)	6,106	1,186
Omnicom Group, Inc.	14,600	1,114
Walt Disney (The) Co.	10,590	1,110

		6,521

Medical Equipment & Devices - 0.8%
Baxter International, Inc.	24,786	1,830

Oil, Gas & Coal - 8.2%
Chevron Corp.	27,212	3,440
Exxon Mobil Corp.	69,631	5,761
Halliburton Co.	27,345	1,232
Occidental Petroleum Corp.	32,131	2,689
Phillips 66	12,158	1,366
RPC, Inc.	22,160	323
Valero Energy Corp.	24,979	2,768

		17,579

Real Estate Investment Trusts - 5.9%
Brixmor Property Group, Inc.	73,399	1,279
Chimera Investment Corp.	45,430	830
Host Hotels & Resorts, Inc.	49,592	1,045
National Retail Properties, Inc.	43,959	1,932
New Residential Investment Corp.	52,460	918

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9% continued
Real Estate Investment Trusts - 5.9% continued
Outfront Media, Inc.	48,676	$947
Park Hotels & Resorts, Inc.	51,898	1,590
Senior Housing Properties Trust	88,598	1,603
Simon Property Group, Inc.	10,373	1,765
Two Harbors Investment Corp.	53,151	840

		12,749

Retail - Consumer Staples - 1.5%
Walmart, Inc.	36,690	3,142

Retail - Discretionary - 7.6%
Amazon.com, Inc.* (1)	1,829	3,109
Home Depot (The), Inc.	32,406	6,322
Kohl’s Corp.(1)	25,259	1,841
L Brands, Inc.(1)	46,183	1,703
Macy’s, Inc.(1)	92,481	3,462
Nordstrom, Inc.	920	48

		16,485

Semiconductors - 5.6%
Applied Materials, Inc.	13,720	634
Intel Corp.	42,825	2,129
KLA-Tencor Corp.	27,101	2,778
Texas Instruments, Inc.	42,311	4,665
Xilinx, Inc.	27,258	1,779

		11,985

Software - 4.0%
CDK Global, Inc.	23,221	1,511
Citrix Systems, Inc.*	16,468	1,726
Intuit, Inc.	7,732	1,580
Microsoft Corp.	38,648	3,811

		8,628

Specialty Finance - 3.4%
American Express Co.	31,107	3,049
Mastercard, Inc., Class A	13,500	2,653
Navient Corp.	120,514	1,570

		7,272

Technology Services - 4.4%
Accenture PLC, Class A	9,925	1,624
International Business Machines Corp.	30,689	4,287
Paychex, Inc.	52,895	3,615

		9,526

Telecom - 2.4%
Verizon Communications, Inc.	104,013	5,233

Transportation Equipment - 0.8%
Cummins, Inc.	13,278	1,766

Utilities - 4.9%
CenterPoint Energy, Inc.	64,548	1,789
DTE Energy Co.	13,689	1,419
Edison International	29,135	1,843
Entergy Corp.	30,753	2,484
Exelon Corp.	38,947	1,659
FirstEnergy Corp.	33,051	1,187
SCANA Corp.	7,654	295

		10,676

Total Common Stocks (Cost $170,296)		213,066

INVESTMENT COMPANIES - 0.9%
Northern Institutional Funds - U.S. Government Portfolio,
1.72%(2) (3)	1,903,592	1,904

Total Investment Companies (Cost $1,904)		1,904

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
1.59%, 7/19/18(4) (5)	$210	$210

Total Short-Term Investments (Cost $210)		210

Total Investments - 99.9% (Cost $172,410)		215,180

Other Assets less Liabilities - 0.1%		254

NET ASSETS - 100.0%		$215,434

(1)	Security represents underlying investment on open written option contracts.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of June 30, 2018 is disclosed.
(4)	A portion of this security has been pledged as collateral to cover margin requirements for open futures contracts.
(5)	Discount rate at the time of purchase.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

EQUITY FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

At June 30, 2018, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-Mini S&P 500	17	$2,313	Long	9/18	$—	*

*	Amount rounds to less than one thousand.

At June 30, 2018, the Fund had open written call options as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	VALUE (000S)
Amazon.com, Inc., Exp. Date 08/17/18, Strike Price $1,950.00	(18)	$3,060	$(22)
Alphabet, Inc., Exp. Date 08/17/18, Strike Price $1,275.00	(27)	3,049	(17)
Facebook, Inc., Exp. Date 08/17/18, Strike Price $220.00	(61)	1,185	(10)
Kohl’s Corp., Exp. Date 08/17/18, Strike Price $85.00	(125)	911	(9)
L Brands, Inc., Exp. Date 08/17/18, Strike Price $42.50	(230)	848	(12)
Macy’s, Inc., Exp. Date 08/17/18, Strike Price $45.00	(462)	1,729	(25)
NetApp, Inc., Exp. Date 08/17/18, Strike Price $85.00	(130)	1,021	(23)
Seagate Technology PLC, Exp. Date 08/17/18, Strike Price $62.50	(150)	847	(22)

Total Written Options Contracts (Premiums Received $173)			$(140)

At June 30, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	11.4%
Consumer Staples	5.9
Energy	8.2
Financials	13.0
Health Care	12.5
Industrials	7.5
Information Technology	27.7
Materials	1.5
Real Estate	4.8
Telecommunications Services	2.5
Utilities	5.0

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$213,066	$—	$—	$213,066
Investment Companies	1,904	—	—	1,904
Short-Term Investments	—	210	—	210

Total Investments	$214,970	$210	$—	$215,180

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$— *	$—	$—	$— *
Liabilities
Written Options	(140)	—	—	(140)

Total Other Financial Instruments	$(140)	$—	$—	$(140)

(1)	Classifications as defined in the Schedule of Investments
*	Amount rounds to less than one thousand.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND continued	JUNE 30, 2018 (UNAUDITED)

At June 30, 2018, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2018.

Transactions in affiliated investments for the three months ended June 30, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio	$1,606	$8,796	$8,498	$4	$1,904	1,904

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND	JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%(1)
Australia - 6.2%
AGL Energy Ltd.	26,489	$442
Australia & New Zealand Banking Group Ltd.	144,073	3,024
BHP Billiton Ltd.	34,671	869
Caltex Australia Ltd.	2,039	49
CIMIC Group Ltd.	27,552	862
Crown Resorts Ltd.	45,006	451
CSL Ltd.	2,686	384
Flight Centre Travel Group Ltd.	40,400	1,902
Fortescue Metals Group Ltd.	253,604	823
Harvey Norman Holdings Ltd.	219,743	539
Macquarie Group Ltd.	38,846	3,570
Origin Energy Ltd.*	52,196	389
Santos Ltd.*	81,025	378
Sonic Healthcare Ltd.	38,742	705
South32 Ltd.	385,593	1,038
Telstra Corp. Ltd.	120,287	233
Woodside Petroleum Ltd.	2,070	54

		15,712

Austria - 1.1%
ANDRITZ A.G.	2,588	137
Raiffeisen Bank International A.G.	71,848	2,201
voestalpine A.G.	12,387	570

		2,908

Belgium - 0.7%
Proximus SADP	73,797	1,665

China - 0.5%
Yangzijiang Shipbuilding Holdings Ltd.	1,755,000	1,161

Denmark - 2.1%
Novo Nordisk A/S, Class B	12,345	570
Vestas Wind Systems A/S	29,149	1,802
William Demant Holding A/S*	70,749	2,846

		5,218

Finland - 1.3%
Neste OYJ	7,994	625
UPM-Kymmene OYJ	72,690	2,596

		3,221

France - 9.5%
Atos S.E.	1,570	214
AXA S.A.	15,366	377
BNP Paribas S.A.	53,808	3,335
Bouygues S.A.	25,632	1,103
Cie de Saint-Gobain	4,314	192
Cie Generale des Etablissements Michelin S.C.A.	17,575	2,137
CNP Assurances	103,981	2,363
Covivio	15,347	1,596
Dassault Aviation S.A.	1,128	2,146
Electricite de France S.A.	28,039	384
Engie S.A.	49,276	754
Eutelsat Communications S.A.	71,592	1,483
Faurecia S.A.	2,276	162
L’Oreal S.A.	6,172	1,523
LVMH Moet Hennessy Louis Vuitton S.E.	4,776	1,588
Peugeot S.A.	4,565	104
Renault S.A.	5,334	453
Sanofi	49,154	3,936

		23,850

Germany - 8.0%
Allianz S.E. (Registered)	11,682	2,414
BASF S.E.	41,297	3,948
Bayer A.G. (Registered)	15,457	1,703
Bayerische Motoren Werke A.G.	28,477	2,583
Covestro A.G.(2)	24,275	2,164
Deutsche Lufthansa A.G. (Registered)	25,148	605
Deutsche Post A.G. (Registered)	10,234	334
E.ON S.E.	11,857	127
HUGO BOSS A.G.	28,113	2,550
MTU Aero Engines A.G.	1,865	358
RWE A.G.	20,445	466
Siemens A.G. (Registered)	4,961	655
United Internet A.G. (Registered)	23,382	1,339
Vonovia S.E.	17,189	818

		20,064

Hong Kong - 3.2%
Bank of East Asia (The) Ltd.	10,400	42
BOC Hong Kong Holdings Ltd.	293,073	1,374
CK Asset Holdings Ltd.	280,761	2,218
CLP Holdings Ltd.	57,951	622
HK Electric Investments & HK Electric Investments Ltd.(2)	346,083	330
Hong Kong & China Gas Co. Ltd.	8,456	16
Kerry Properties Ltd.	49,251	235
Link REIT	64,090	583
MTR Corp. Ltd.	10,000	55
NWS Holdings Ltd.	254,702	440
Sun Hung Kai Properties Ltd.	46,872	703

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9% (1) continued
Hong Kong - 3.2% continued
WH Group Ltd.(2)	1,790,786	$1,448
Wharf Holdings (The) Ltd.	16,167	52

		8,118

Israel - 1.5%
Bank Leumi Le-Israel B.M.	216,796	1,284
Check Point Software Technologies Ltd.*	25,049	2,447

		3,731

Italy - 1.4%
Atlantia S.p.A.	21,231	627
Enel S.p.A.	190,165	1,053
Mediobanca Banca di Credito Finanziario S.p.A.	63,679	590
UniCredit S.p.A.	69,855	1,162

		3,432

Japan - 24.5%
ABC-Mart, Inc.	38,500	2,105
Alfresa Holdings Corp.	127,900	3,003
Asahi Glass Co. Ltd.	10,700	416
Asahi Group Holdings Ltd.	42,200	2,159
Astellas Pharma, Inc.	94,500	1,440
Bridgestone Corp.	49,300	1,926
Brother Industries Ltd.	81,200	1,601
Canon, Inc.	42,200	1,382
Central Japan Railway Co.	16,600	3,442
Chubu Electric Power Co., Inc.	10,100	151
Daito Trust Construction Co. Ltd.	6,200	1,008
Daiwa House Industry Co. Ltd.	34,400	1,171
East Japan Railway Co.	11,300	1,082
Electric Power Development Co. Ltd.	3,300	85
Hitachi High-Technologies Corp.	11,600	473
Honda Motor Co. Ltd.	10,100	296
Hoya Corp.	8,600	489
ITOCHU Corp.	160,000	2,896
Japan Airlines Co. Ltd.	7,600	269
KDDI Corp.	60,275	1,648
Kirin Holdings Co. Ltd.	74,300	1,986
Marubeni Corp.	74,200	566
Medipal Holdings Corp.	600	12
MINEBEA MITSUMI, Inc.	13,000	219
Mitsubishi Chemical Holdings Corp.	274,400	2,294
Mitsubishi Corp.	53,500	1,485
Mitsubishi UFJ Financial Group, Inc.	238,363	1,352
Mitsui & Co. Ltd.	30,500	508
Mixi, Inc.	23,800	601
Mizuho Financial Group, Inc.	1,212,400	2,040
Nippon Telegraph & Telephone Corp.	4,400	200
Nomura Real Estate Holdings, Inc.	18,900	419
NSK Ltd.	57,800	595
NTT DOCOMO, Inc.	21,700	553
Ono Pharmaceutical Co. Ltd.	38,700	906
ORIX Corp.	45,100	712
Osaka Gas Co. Ltd.	11,500	238
Resona Holdings, Inc.	163,700	875
Rohm Co. Ltd.	3,000	251
Shimamura Co. Ltd.	4,800	423
Subaru Corp.	64,400	1,874
Sumitomo Heavy Industries Ltd.	36,200	1,218
Sumitomo Mitsui Financial Group, Inc.	78,300	3,034
Sumitomo Rubber Industries Ltd.	29,600	470
TDK Corp.	25,500	2,600
Tokyo Electric Power Co. Holdings, Inc.*	75,700	352
Tokyo Electron Ltd.	9,000	1,541
Tokyo Gas Co. Ltd.	15,200	403
Tosoh Corp.	74,400	1,151
Toyo Suisan Kaisha Ltd.	44,300	1,577
Toyota Motor Corp.	67,000	4,331

		61,828

Netherlands - 5.6%
ABN AMRO Group N.V. - CVA(2)	64,885	1,679
Aegon N.V.	253,154	1,513
ArcelorMittal	16,845	492
ING Groep N.V.	23,751	341
Koninklijke Ahold Delhaize N.V.	43,058	1,030
NN Group N.V.	61,301	2,487
Royal Dutch Shell PLC, Class B	183,347	6,558

		14,100

New Zealand - 0.4%
Spark New Zealand Ltd.	456,100	1,151

Norway - 1.8%
Equinor ASA	125,135	3,312
Orkla ASA	129,301	1,132

		4,444

Portugal - 0.2%
Jeronimo Martins SGPS S.A.	42,493	611

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.9%(1) continued
Singapore - 1.4%
DBS Group Holdings Ltd.	33,200	$645
United Overseas Bank Ltd.	142,700	2,810

		3,455

South Africa - 0.3%
Investec PLC	120,802	857

Spain - 3.6%
ACS Actividades de Construccion y Servicios S.A.	51,363	2,077
Amadeus IT Group S.A.	43,379	3,418
Endesa S.A.	17,820	393
Gas Natural SDG S.A.	1,492	39
Iberdrola S.A.	64,688	500
Repsol S.A.	139,235	2,719

		9,146

Sweden - 3.7%
Electrolux AB, Class B	1,028	23
ICA Gruppen AB	26,109	800
Kinnevik AB, Class B	37,145	1,271
Sandvik AB	160,319	2,841
SKF AB, Class B	54,348	1,010
Swedish Match AB	63,816	3,159
Volvo AB, Class B	19,935	318

		9,422

Switzerland - 6.7%
ABB Ltd. (Registered)	29,406	642
Adecco Group A.G. (Registered)	35,989	2,126
Nestle S.A. (Registered)	51,517	3,988
Novartis A.G. (Registered)	25,637	1,942
Roche Holding A.G. (Genusschein)	24,404	5,430
Swisscom A.G. (Registered)	5,948	2,659

		16,787

United Kingdom - 15.2%
3i Group PLC	153,667	1,826
Anglo American PLC	117,644	2,613
Barratt Developments PLC	68,009	462
Berkeley Group Holdings (The) PLC	22,507	1,124
BP PLC	78,435	597
British American Tobacco PLC	10,095	510
BT Group PLC	264,801	762
easyJet PLC	58,900	1,296
Fiat Chrysler Automobiles N.V.*	56,910	1,083
GlaxoSmithKline PLC	208,842	4,214
HSBC Holdings PLC	84,414	792
IMI PLC	37,870	565
Imperial Brands PLC	49,541	1,845
J Sainsbury PLC	388,860	1,648
Legal & General Group PLC	793,010	2,783
Lloyds Banking Group PLC	4,147,377	3,450
National Grid PLC	73,077	808
Persimmon PLC	74,437	2,488
Rio Tinto PLC	37,124	2,047
Royal Bank of Scotland Group PLC*	96,972	328
Royal Mail PLC	258,656	1,724
Severn Trent PLC	24	1
Smiths Group PLC	35,327	791
SSE PLC	31,190	557
Tesco PLC	321,106	1,088
Unilever N.V. - CVA	35,011	1,952
Vodafone Group PLC	73,092	177
Wm Morrison Supermarkets PLC	234,523	779

		38,310

Total Common Stocks (Cost $265,341)		249,191

PREFERRED STOCKS - 0.2%(1)
Germany - 0.2%
Henkel A.G. & Co. KGaA,
1.64%(3)	3,019	386
Schaeffler A.G.,
4.92%(3)	2,957	39

		425

Total Preferred Stocks (Cost $436)		425

INVESTMENT COMPANIES - 0.0%
Northern Institutional Funds - U.S. Government Portfolio,
1.72%(4) (5)	60,323	60

Total Investment Companies (Cost $60)		60

Total Investments - 99.1% (Cost $265,837)		249,676

Other Assets less Liabilities - 0.9%		2,366

Net Assets - 100.0%		$252,042

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND continued

(2)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(3)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of June 30, 2018 is disclosed.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2018, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
Euro Stoxx 50 (Euro)	28	$1,109	Long	9/18	$(19)
FTSE 100 Index (British Pound)	4	401	Long	9/18	(3)
SPI 200 Index (Australian Dollar)	2	227	Long	9/18	4
Yen Denominated Nikkei 225 (Japanese Yen)	5	502	Long	9/18	(6)

Total					$(24)

At June 30, 2018, the industry sectors for the Fund were:

INDUS TRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.3%
Consumer Staples	11.1
Energy	5.9
Financials	20.2
Health Care	11.0
Industrials	14.6
Information Technology	6.4
Materials	8.3
Real Estate	3.5
Telecommunication Services	3.6
Utilities	3.1

Total	100.0%

At June 30, 2018, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	30.4%
Japanese Yen	24.8
British Pound	17.1
Swiss Franc	6.7
Australian Dollar	6.3
All other currencies less than 5%	14.7

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2018 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2018:

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Israel	$2,447	$1,284	—	$3,731
All Other Countries(1)	—	245,460	—	245,460

Total Common Stocks	2,447	246,744	—	249,191

Preferred Stocks(1)	—	425	—	425
Investment Companies	60	—	—	60

Total Investments	$2,507	$247,169	$—	$249,676

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$4	$—	$—	$4
Liabilities
Futures Contracts	(28)	—	—	(28)

Total Other Financial Instruments	$(24)	$—	$—	$(24)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2018, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

	Value	Reason
Common Stocks
Japan	$57,455	Valuations at official close price with foreign fair value adjustment

Transactions in affiliated investments for the three months ended June 30, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio	$1,332	$5,064	$6,336	$2	$60	60

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP CORE FUND	JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.7%
Aerospace & Defense - 2.0%
Boeing (The) Co.	10,500	$3,523
Huntington Ingalls Industries, Inc.	7,056	1,530

		5,053

Apparel & Textile Products - 0.7%
Michael Kors Holdings Ltd.*	25,264	1,683
VF Corp.	24	2

		1,685

Automotive - 0.6%
Lear Corp.	7,582	1,409

Banking - 6.2%
Bank of America Corp.	73,951	2,085
CIT Group, Inc.	11,300	570
Citigroup, Inc.	50,187	3,358
Citizens Financial Group, Inc.	41,725	1,623
Fifth Third Bancorp	58,364	1,675
JPMorgan Chase & Co.	22,744	2,370
Regions Financial Corp.	96,535	1,716
SunTrust Banks, Inc.	12,824	847
Wells Fargo & Co.	22,566	1,251

		15,495

Biotechnology & Pharmaceuticals - 7.5%
AbbVie, Inc.	14,105	1,307
Amgen, Inc.	16,326	3,014
Bristol-Myers Squibb Co.	39,281	2,174
Eli Lilly & Co.	8,934	762
Gilead Sciences, Inc.	32,726	2,318
Johnson & Johnson	41,495	5,035
Merck & Co., Inc.	2,816	171
Pfizer, Inc.	106,772	3,874

		18,655

Chemicals - 2.7%
3M Co.	11,632	2,288
DowDuPont, Inc.	2,590	171
Huntsman Corp.	47,065	1,374
LyondellBasell Industries N.V., Class A	17,307	1,901
PPG Industries, Inc.	10,004	1,038

		6,772

Commercial Services - 1.2%
H&R Block, Inc.	58,760	1,339
Robert Half International, Inc.	26,674	1,736

		3,075

Consumer Products - 4.6%
Altria Group, Inc.	15,341	871
Campbell Soup Co.	29,766	1,207
Clorox (The) Co.	11,893	1,608
Coca-Cola (The) Co.	5,896	259
General Mills, Inc.	31,795	1,407
Herbalife Nutrition Ltd.*	28,102	1,510
Kimberly-Clark Corp.	14,993	1,579
PepsiCo, Inc.	23,140	2,519
Procter & Gamble (The) Co.	6,838	534

		11,494

Electrical Equipment - 0.7%
Ingersoll-Rand PLC	18,711	1,679

Gaming, Lodging & Restaurants - 1.0%
Las Vegas Sands Corp.	19,084	1,457
Marriott International, Inc., Class A	8,577	1,086

		2,543

Hardware - 6.9%
Apple, Inc.	52,886	9,790
Cisco Systems, Inc.	87,018	3,744
HP, Inc.	89,322	2,027
Seagate Technology PLC	29,625	1,673

		17,234

Health Care Facilities & Services - 3.5%
Anthem, Inc.	1,773	422
Cigna Corp.	11,243	1,911
Express Scripts Holding Co.*	26,038	2,010
Humana, Inc.	1,417	422
UnitedHealth Group, Inc.	16,736	4,106

		8,871

Home & Office Products - 1.8%
Masco Corp.	39,916	1,494
PulteGroup, Inc.	53,112	1,527
Snap-on, Inc.	9,470	1,522

		4,543

Industrial Services - 1.0%
HD Supply Holdings, Inc.*	14,131	606
W.W. Grainger, Inc.	5,746	1,772

		2,378

Institutional Financial Services - 2.6%
Bank of New York Mellon (The) Corp.	4,981	269
Goldman Sachs Group (The), Inc.	10,244	2,259

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.7% continued
Institutional Financial Services - 2.6% continued
Morgan Stanley	43,002	$2,038
State Street Corp.	19,472	1,813

		6,379

Insurance - 3.9%
Aflac, Inc.	42,650	1,835
American International Group, Inc.	22,148	1,174
Assured Guaranty Ltd.	10,087	360
Berkshire Hathaway, Inc., Class B*	12,819	2,393
MetLife, Inc.	42,783	1,865
Prudential Financial, Inc.	17,311	1,619
Voya Financial, Inc.	12,010	565

		9,811

Iron & Steel - 0.4%
Steel Dynamics, Inc.	19,682	904

Machinery - 0.3%
Illinois Tool Works, Inc.	5,977	828

Media - 6.7%
Alphabet, Inc., Class A*	5,035	5,685
Booking Holdings, Inc.*	860	1,743
Comcast Corp., Class A	2,444	80
Facebook, Inc., Class A*	17,316	3,365
Netflix, Inc.*	86	34
Omnicom Group, Inc.	23,896	1,823
VeriSign, Inc.*	779	107
Viacom, Inc., Class B	26,064	786
Walt Disney (The) Co.	30,019	3,146

		16,769

Medical Equipment & Devices - 3.1%
Abbott Laboratories	14,165	864
Baxter International, Inc.	27,689	2,045
IDEXX Laboratories, Inc.*	8,923	1,945
Varian Medical Systems, Inc.*	14,574	1,657
Waters Corp.*	6,949	1,345

		7,856

Metals & Mining - 0.6%
Alcoa Corp.*	30,795	1,444
Freeport-McMoRan, Inc.	6,136	106

		1,550

Oil, Gas & Coal - 6.2%
Chevron Corp.	32,870	4,156
ConocoPhillips	36,333	2,529
Exxon Mobil Corp.	35,535	2,940
HollyFrontier Corp.	7,375	505
Marathon Petroleum Corp.	20,155	1,414
Phillips 66	14,318	1,608
Schlumberger Ltd.	2,888	193
TechnipFMC PLC (New York Exchange)	1,222	39
Valero Energy Corp.	17,947	1,989

		15,373

Passenger Transportation - 1.1%
Delta Air Lines, Inc.	33,181	1,644
Southwest Airlines Co.	24,125	1,227

		2,871

Real Estate - 0.5%
Jones Lang LaSalle, Inc.	6,810	1,130

Real Estate Investment Trusts - 2.3%
Host Hotels & Resorts, Inc.	82,506	1,738
Park Hotels & Resorts, Inc.	48,127	1,474
Simon Property Group, Inc.	4,751	809
Weyerhaeuser Co.	49,483	1,804

		5,825

Retail - Consumer Staples - 2.7%
Target Corp.	25,633	1,951
Walgreens Boots Alliance, Inc.	33,115	1,987
Walmart, Inc.	34,021	2,914

		6,852

Retail - Discretionary - 6.5%
Amazon.com, Inc.*	3,888	6,609
Best Buy Co., Inc.	25,531	1,904
eBay, Inc.*	50,267	1,823
Gap (The), Inc.	50,775	1,644
Home Depot (The), Inc.	4,160	812
Kohl’s Corp.	20,134	1,468
Lowe’s Cos., Inc.	11,585	1,107
Signet Jewelers Ltd.	15,220	848

		16,215

Semiconductors - 4.6%
Applied Materials, Inc.	41,310	1,908
Intel Corp.	78,431	3,899
KLA-Tencor Corp.	15,920	1,632
Lam Research Corp.	9,668	1,671
Micron Technology, Inc.*	857	45

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.7% continued
Semiconductors - 4.6% continued
NVIDIA Corp.	46	$11
Texas Instruments, Inc.	21,866	2,411

		11,577

Software - 5.6%
CA, Inc.	23,732	846
Citrix Systems, Inc.*	16,554	1,736
Microsoft Corp.	99,978	9,859
Oracle Corp.	33,350	1,469

		13,910

Specialty Finance - 2.3%
Capital One Financial Corp.	20,484	1,883
Mastercard, Inc., Class A	1,604	315
Navient Corp.	66,692	869
Total System Services, Inc.	20,592	1,740
Visa, Inc., Class A	7,320	970

		5,777

Technology Services - 3.3%
Accenture PLC, Class A	17,068	2,792
Cognizant Technology Solutions Corp., Class A	23,988	1,895
Dun & Bradstreet (The) Corp.	7,554	926
International Business Machines Corp.	18,830	2,631

		8,244

Telecom - 1.9%
AT&T, Inc.	32,510	1,044
Verizon Communications, Inc.	72,327	3,639

		4,683

Transportation & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	18,335	1,534
Landstar System, Inc.	6,118	668

		2,202

Transportation Equipment - 0.6%
Cummins, Inc.	11,891	1,581

Utilities - 3.2%
AES Corp.	114,838	1,540
Ameren Corp.	26,946	1,640
CenterPoint Energy, Inc.	612	17
Edison International	1,494	94
Entergy Corp.	218	17
Exelon Corp.	30,112	1,283
FirstEnergy Corp.	49,451	1,776
NRG Energy, Inc.	17,845	548
Public Service Enterprise Group, Inc.	21,407	1,159

		8,074

Total Common Stocks (Cost $208,397)		249,297

INVESTMENT COMPANIES - 0.1%
Northern Institutional Funds - U.S. Government Portfolio,
1.72%(1) (2)	367,049	367

Total Investment Companies (Cost $367)		367

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT - TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
1.59%, 7/19/18(3) (4)	$190	$190

Total Short-Term Investments (Cost $190)		190

Total Investments - 99.9% (Cost $208,954)		249,854

Other Assets less Liabilities - 0.1%		184

NET ASSETS - 100.0%		$250,038

(1)

Investment in affiliated Fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds. (2) 7-day current yield as of June 30, 2018 is disclosed.

(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2018, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-mini S&P 500	4	$544	Long	9/18	$(8)

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP CORE FUND continued	JUNE 30, 2018 (UNAUDITED)

At June 30, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	13.0%
Consumer Staples	6.6
Energy	6.2
Financials	13.8
Health Care	14.2
Industrials	9.8
Information Technology	25.7
Materials	2.8
Real Estate	2.8
Telecommunication Services	1.9
Utilities	3.2

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$249,297	$—	$—	$249,297
Investment Companies	367	—	—	367
Short-Term Investments	—	190	—	190

Total Investments	$249,664	$190	$—	$249,854

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(8)	$—	$—	$(8)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2018, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2018.

Transactions in affiliated investments for the three months ended June 30, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio	$451	$4,539	$4,623	$4	$367	367

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND	JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%
Aerospace & Defense - 0.3%
United Technologies Corp.	1,958	$245

Apparel & Textile Products - 0.7%
Michael Kors Holdings Ltd.*	8,983	598

Banking - 12.8%
Bank of America Corp.	55,259	1,558
Citigroup, Inc.	38,000	2,543
Fifth Third Bancorp	26,050	748
JPMorgan Chase & Co.	37,326	3,889
PNC Financial Services Group (The), Inc.	7,661	1,035
US Bancorp	9,795	490
Wells Fargo & Co.	23,980	1,329

		11,592

Biotechnology & Pharmaceuticals - 9.5%
Allergan PLC	1,136	189
Amgen, Inc.	7,615	1,406
Biogen, Inc.*	1,405	408
Gilead Sciences, Inc.	7,516	532
Johnson & Johnson	11,513	1,397
Merck & Co., Inc.	31,477	1,911
Pfizer, Inc.	74,574	2,706

		8,549

Chemicals - 0.6%
Huntsman Corp.	19,694	575

Commercial Services - 0.5%
ManpowerGroup, Inc.	5,749	495

Consumer Products - 3.8%
Archer-Daniels-Midland Co.	4,924	226
Edgewell Personal Care Co.*	5,597	282
Flowers Foods, Inc.	31,879	664
JM Smucker (The) Co.	5,485	590
Nu Skin Enterprises, Inc., Class A	9,268	725
Procter & Gamble (The) Co.	11,945	932

		3,419

Design, Manufacturing & Distribution - 0.7%
Avnet, Inc.	13,759	590

Electrical Equipment - 1.8%
Acuity Brands, Inc.	725	84
Eaton Corp. PLC	2,276	170
Emerson Electric Co.	2,667	185
General Electric Co.	29,103	396
Ingersoll-Rand PLC	8,715	782

		1,617

Forest & Paper Products - 0.9%
Domtar Corp.	16,216	774

Gaming, Lodging & Restaurants - 0.1%
Royal Caribbean Cruises Ltd.	514	53

Hardware - 2.0%
Cisco Systems, Inc.	25,739	1,108
Corning, Inc.	2,716	75
F5 Networks, Inc.*	2,658	458
Juniper Networks, Inc.	5,371	147

		1,788

Health Care Facilities & Services - 3.1%
Anthem, Inc.	1,838	438
Cardinal Health, Inc.	900	44
CVS Health Corp.	9,453	608
Express Scripts Holding Co.*	12,118	936
McKesson Corp.	3,760	502
Patterson Cos., Inc.	10,209	231

		2,759

Home & Office Products - 0.3%
PulteGroup, Inc.	9,666	278

Industrial Services - 0.7%
MSC Industrial Direct Co., Inc., Class A	7,460	633

Institutional Financial Services - 4.5%
Bank of New York Mellon (The) Corp.	19,457	1,049
Goldman Sachs Group (The), Inc.	7,822	1,725
Morgan Stanley	8,918	423
State Street Corp.	9,137	851

		4,048

Insurance - 5.7%
Aflac, Inc.	27,889	1,200
Assured Guaranty Ltd.	19,063	681
Berkshire Hathaway, Inc., Class B*	7,428	1,386
Loews Corp.	6,634	320
Principal Financial Group, Inc.	496	26
Prudential Financial, Inc.	2,244	210
Unum Group	15,531	575
White Mountains Insurance Group Ltd.	819	743

		5,141

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Iron & Steel - 1.8%
Nucor Corp.	11,469	$717
Reliance Steel & Aluminum Co.	4,676	409
Steel Dynamics, Inc.	10,563	486

		1,612

Machinery - 1.3%
Dover Corp.	107	8
Oshkosh Corp.	3,254	229
Regal Beloit Corp.	9,446	772
Terex Corp.	4,498	190

		1,199

Manufactured Goods - 0.7%
Valmont Industries, Inc.	4,287	646

Media - 0.9%
Twenty-First Century Fox, Inc., Class A	7,659	380
Viacom, Inc., Class B	5,962	180
Walt Disney (The) Co.	2,613	274

		834

Medical Equipment & Devices - 1.6%
Abbott Laboratories	4,946	301
Baxter International, Inc.	6,731	497
Danaher Corp.	3,584	354
Medtronic PLC	3,618	310

		1,462

Metals & Mining - 0.7%
Alcoa Corp.*	7,330	343
Freeport-McMoRan, Inc.	14,544	251
Newmont Mining Corp.	1,714	65

		659

Oil, Gas & Coal - 11.7%
Apergy Corp.*	53	2
Chevron Corp.	25,406	3,212
Devon Energy Corp.	720	32
Exxon Mobil Corp.	45,074	3,729
Helmerich & Payne, Inc.	10,823	690
HollyFrontier Corp.	7,413	507
National Oilwell Varco, Inc.	371	16
Oceaneering International, Inc.	5,220	133
PBF Energy, Inc., Class A	8,068	338
Phillips 66	10,923	1,227
Valero Energy Corp.	4,768	529
World Fuel Services Corp.	7,017	143

		10,558

Passenger Transportation - 1.2%
Copa Holdings S.A., Class A	4,041	382
Delta Air Lines, Inc.	13,961	692

		1,074

Real Estate Investment Trusts - 5.9%
AvalonBay Communities, Inc.	533	92
CoreCivic, Inc.	2,425	58
Highwoods Properties, Inc.	15,855	804
Host Hotels & Resorts, Inc.	40,824	860
Liberty Property Trust	17,683	784
Prologis, Inc.	19,275	1,266
Retail Properties of America, Inc., Class A	58,045	742
Ventas, Inc.	12,835	731

		5,337

Retail - Consumer Staples - 4.8%
Dollar Tree, Inc.*	3,772	321
Kroger (The) Co.	4,999	142
Target Corp.	14,716	1,120
Walgreens Boots Alliance, Inc.	9,779	587
Walmart, Inc.	25,207	2,159

		4,329

Retail - Discretionary - 2.8%
Bed Bath & Beyond, Inc.	8,730	174
Best Buy Co., Inc.	11,254	839
GameStop Corp., Class A	1,836	27
Gap (The), Inc.	3,686	119
Kohl’s Corp.	9,628	702
Macy’s, Inc.	10,188	381
Williams-Sonoma, Inc.	4,865	299

		2,541

Semiconductors - 3.1%
Applied Materials, Inc.	703	32
Intel Corp.	47,975	2,385
Lam Research Corp.	712	123
QUALCOMM, Inc.	2,778	156
Teradyne, Inc.	3,379	129

		2,825

Software - 1.7%
ANSYS, Inc.*	4,218	735
Cerner Corp.*	6,583	393
Oracle Corp.	10,008	441

		1,569

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Specialty Finance - 4.0%
Ally Financial, Inc.	21,721	$571
Capital One Financial Corp.	3,321	305
Fidelity National Information Services, Inc.	7,889	836
Navient Corp.	40,761	531
Synchrony Financial	28,245	943
Total System Services, Inc.	4,648	393

		3,579

Technology Services - 0.6%
Cognizant Technology Solutions Corp., Class A	5,130	405
CoreLogic, Inc.*	3,389	176

		581

Telecom - 1.7%
AT&T, Inc.	39,785	1,277
Telephone & Data Systems, Inc.	8,675	238

		1,515

Transportation Equipment - 0.7%
Cummins, Inc.	4,866	647

Utilities - 4.9%
American Electric Power Co., Inc.	8,831	612
DTE Energy Co.	7,569	784
Edison International	11,498	727
Exelon Corp.	32,138	1,369
PG&E Corp.	2,165	92
Xcel Energy, Inc.	18,579	849

		4,433

Total Common Stocks (Cost $93,498)		88,554

INVESTMENT COMPANIES - 1 .7%
Northern Institutional Funds - U.S. Government Portfolio,
1.72%(1) (2)	1,542,269	1,542

Total Investment Companies (Cost $1,542)		1,542

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT - TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
1.59%, 7/19/18(3) (4)	$150	$150

Total Short-Term Investments (Cost $150)		150

Total Investments - 100.0% (Cost $95,190)		90,246

Liabilities less Other Assets - (0.0%)		(3)

NET ASSETS - 100.0%		$90,243

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of June 30, 2018 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2018, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-mini S&P 500	12	$1,633	Long	9/18	$(32)

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND continued	JUNE 30, 2018 (UNAUDITED)

At June 30, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	6.5%
Consumer Staples	7.1
Energy	11.9
Financials	26.1
Health Care	14.9
Industrials	7.4
Information Technology	9.3
Materials	4.1
Real Estate	6.0
Telecommunication Services	1.7
Utilities	5.0

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$88,554	$—	$—	$88,554
Investment Companies	1,542	—	—	1,542
Short-Term Investments	—	150	—	150

Total Investments	$90,096	$150	$—	$90,246

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(32)	$—	$—	$(32)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2018, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2018.

Transactions in affiliated investments for the three months ended June 30, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio	$483	$2,940	$1,881	$5	$1,542	1,542

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND	JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.5%
Aerospace & Defense - 1.2%
AAR Corp.	8,621	$401
Aerojet Rocketdyne Holdings, Inc.*	12,902	380
Aerovironment, Inc.*	4,491	321
American Outdoor Brands Corp.*	7,581	91
Astronics Corp.*	6,924	249
Astronics Corp., Class B*	2,388	85
Axon Enterprise, Inc.*	13,603	859
Ducommun, Inc.*	2,931	97
Esterline Technologies Corp.*	7,540	556
KLX, Inc.*	13,484	970
Moog, Inc., Class A	7,796	608
Sturm Ruger & Co., Inc.	4,639	260
Woodward, Inc.	15,726	1,209

		6,086

Apparel & Textile Products - 1.0%
Albany International Corp., Class A	7,151	430
Columbia Sportswear Co.	7,088	648
Crocs, Inc.*	18,917	333
Culp, Inc.	3,881	95
Deckers Outdoor Corp.*	4,454	503
Delta Apparel, Inc.*	8,300	161
Iconix Brand Group, Inc.* (1)	544	—
Movado Group, Inc.	3,362	162
Oxford Industries, Inc.	2,899	241
Perry Ellis International, Inc.*	2,518	69
Steven Madden Ltd.	13,820	734
Superior Group of Cos., Inc.	7,300	151
Unifi, Inc.*	6,538	207
Weyco Group, Inc.	3,302	120
Wolverine World Wide, Inc.	25,380	883

		4,737

Asset Management - 0.8%
Altisource Asset Management Corp.*	3,166	221
Artisan Partners Asset Management, Inc., Class A	8,478	256
Ashford, Inc.*	180	12
B. Riley Financial, Inc.	953	22
Cohen & Steers, Inc.	5,684	237
Diamond Hill Investment Group, Inc.	999	194
Financial Engines, Inc.	11,547	518
GAMCO Investors, Inc., Class A	10,656	285
Kennedy-Wilson Holdings, Inc.	20,765	439
Pzena Investment Management, Inc., Class A	4,272	39
Safeguard Scientifics, Inc.*	2,953	38
Siebert Financial Corp.*	919	10
Stifel Financial Corp.	15,069	787
StoneCastle Financial Corp.	3,579	82
Virtus Investment Partners, Inc.	2,306	295
Waddell & Reed Financial, Inc., Class A	18,898	340
Westwood Holdings Group, Inc.	2,423	144
WisdomTree Investments, Inc.	10,676	97

		4,016

Automotive - 0.8%
American Axle & Manufacturing Holdings, Inc.*	22,060	343
Cooper Tire & Rubber Co.	11,237	296
Cooper-Standard Holdings, Inc.*	3,399	444
Dana, Inc.	35,718	721
Dorman Products, Inc.*	9,428	644
Gentherm, Inc.*	8,936	351
Horizon Global Corp.*	2,425	15
Miller Industries, Inc.	8,369	214
Modine Manufacturing Co.*	2,473	45
Standard Motor Products, Inc.	6,898	333
Strattec Security Corp.	111	3
Superior Industries International, Inc.	4,380	78
Tenneco, Inc.	14,161	623
Unique Fabricating, Inc.	300	3

		4,113

Banking - 10.9%
1st Source Corp.	5,468	292
Access National Corp.	9,277	265
American National Bankshares, Inc.	2,647	106
Ameris Bancorp	5,606	299
Ames National Corp.	2,506	77
Arrow Financial Corp.	7,816	285
Associated Banc-Corp	2,141	58
Athens Bancshares Corp.	2,700	141
BancFirst Corp.	7,098	420
Banco Latinoamericano de Comercio Exterior S.A.	8,134	200
Bancorp (The), Inc.*	800	8
BancorpSouth Bank	21,662	714
Bank of Hawaii Corp.	9,799	817
Bank of Marin Bancorp	3,881	314
Bank of South Carolina Corp.	121	3
BankFinancial Corp.	1,631	29

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.5% continued
Banking - 10.9% continued
Bankwell Financial Group, Inc.	1,021	$33
Banner Corp.	2,509	151
Bar Harbor Bankshares	4,244	129
BCB Bancorp, Inc.	508	8
Beneficial Bancorp, Inc.	18,515	300
Berkshire Bancorp, Inc.*	121	2
Berkshire Hills Bancorp, Inc.	9,113	370
Blue Hills Bancorp, Inc.	7,356	163
BofI Holding, Inc.*	14,111	577
Boston Private Financial Holdings, Inc.	15,601	248
Bridge Bancorp, Inc.	3,779	136
Brookline Bancorp, Inc.	21,158	394
Bryn Mawr Bank Corp.	4,950	229
Burke & Herbert Bank & Trust Co.	10	28
C&F Financial Corp.	450	28
California First National Bancorp	1,539	24
Camden National Corp.	3,960	181
Capital City Bank Group, Inc.	4,018	95
Capitol Federal Financial, Inc.	31,536	415
Carolina Financial Corp.	174	7
Cathay General Bancorp	17,944	727
CenterState Bank Corp.	7,668	229
Central Pacific Financial Corp.	4,598	132
Century Bancorp, Inc., Class A	4,870	372
Chemical Financial Corp.	9,753	543
Citizens & Northern Corp.	752	19
City Holding Co.	4,896	368
CoBiz Financial, Inc.	1,571	34
Columbia Banking System, Inc.	13,416	549
Commercial National Financial Corp.	121	3
Community Bank System, Inc.	13,886	820
Community Trust Bancorp, Inc.	5,760	288
ConnectOne Bancorp, Inc.	5,061	126
Customers Bancorp, Inc.*	9,399	267
CVB Financial Corp.	23,724	532
Dime Community Bancshares, Inc.	7,271	142
DNB Financial Corp.	4,481	157
Eagle Bancorp, Inc.*	6,814	418
Enterprise Bancorp, Inc.	635	26
Enterprise Financial Services Corp.	769	41
ESSA Bancorp, Inc.	9,672	153
Farmers Capital Bank Corp.	3,374	176
FCB Financial Holdings, Inc., Class A*	6,588	387
Fidelity Southern Corp.	1,625	41
Financial Institutions, Inc.	7,683	253
First BanCorp	7,836	321
First BanCorp, Inc.	2,996	85
First Busey Corp.	10,456	332
First Citizens BancShares, Inc., Class A	2,056	829
First Commonwealth Financial Corp.	19,919	309
First Community Bancshares, Inc.	4,615	147
First Connecticut Bancorp, Inc.	6,741	206
First Defiance Financial Corp.	6,815	457
First Financial Bancorp	15,594	478
First Financial Bankshares, Inc.	18,624	948
First Financial Corp.	2,586	117
First Financial Northwest, Inc.	699	14
First Internet Bancorp	7,356	251
First Interstate BancSystem, Inc., Class A	6,791	287
First Merchants Corp.	8,686	403
First Mid-Illinois Bancshares, Inc.	37	1
First Midwest Bancorp, Inc.	17,403	443
First of Long Island (The) Corp.	11,649	289
Flagstar Bancorp, Inc.*	4,060	139
Flushing Financial Corp.	4,457	116
FNB Corp.	77,507	1,040
Fulton Financial Corp.	39,605	653
German American Bancorp, Inc.	510	18
Glacier Bancorp, Inc.	16,886	653
Great Southern Bancorp, Inc.	5,207	298
Great Western Bancorp, Inc.	7,073	297
Guaranty Bancorp	849	25
Hancock Whitney Corp.	17,434	813
Hanmi Financial Corp.	9,351	265
Hawthorn Bancshares, Inc.	1,115	24
Heartland Financial USA, Inc.	5,937	326
Heritage Financial Corp.	1,052	37
Hilltop Holdings, Inc.	16,874	372
Hingham Institution for Savings	65	14
Home BancShares, Inc.	25,572	577
Home Federal Bancorp, Inc.	2,715	86
HomeStreet, Inc.*	4,309	116
Hope Bancorp, Inc.	22,659	404
IBERIABANK Corp.	8,589	651
Independent Bank Corp.	7,684	602
Independent Bank Corp. (Frankfurt Exchange)	4,490	114
Independent Bank Group, Inc.	3,881	259

EQUITY FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.5% continued
Banking - 10.9% continued
International Bancshares Corp.	9,127	$391
Investors Bancorp, Inc.	90,857	1,162
Kearny Financial Corp.	29,068	391
Kentucky First Federal Bancorp	724	6
Lake Shore Bancorp, Inc.	300	5
Lakeland Bancorp, Inc.	7,652	152
Lakeland Financial Corp.	4,905	236
Landmark Bancorp, Inc.	5,528	158
LegacyTexas Financial Group, Inc.	17,083	667
MB Financial, Inc.	16,885	789
Mercantile Bank Corp.	5,314	196
Meridian Bancorp, Inc.	14,892	285
MidSouth Bancorp, Inc.	762	10
MidWestOne Financial Group, Inc.	464	16
MSB Financial Corp.	2,350	51
MutualFirst Financial, Inc.	378	14
NASB Financial, Inc.	4,247	175
National Bank Holdings Corp., Class A	7,960	307
National Bankshares, Inc.	1,751	81
National Commerce Corp.*	4,595	213
NBT Bancorp, Inc.	9,321	356
Northeast Community Bancorp, Inc.	897	10
Northfield Bancorp, Inc.	14,912	248
Northrim BanCorp, Inc.	3,009	119
Northwest Bancshares, Inc.	16,271	283
Norwood Financial Corp.	2,973	107
OceanFirst Financial Corp.	5,848	175
OFG Bancorp	7,028	99
Ohio Valley Banc Corp.	719	38
Old National Bancorp	37,091	690
Old Second Bancorp, Inc.	10,590	153
Opus Bank	2,146	62
Oritani Financial Corp.	15,377	249
Pacific Premier Bancorp, Inc.*	4,493	171
Park National Corp.	2,120	236
Peapack Gladstone Financial Corp.	4,293	148
Peoples Bancorp, Inc.	800	30
Peoples Financial Corp.	236	3
Peoples Financial Services Corp.	408	19
Popular, Inc.	21,655	979
Preferred Bank	2,554	157
Premier Financial Bancorp, Inc.	2,418	45
Prosperity Bancshares, Inc.	15,654	1,070
Provident Financial Services, Inc.	14,624	403
Prudential Bancorp, Inc.	1,021	20
QCR Holdings, Inc.	7,129	338
Renasant Corp.	8,980	409
Republic Bancorp, Inc., Class A	1,712	78
Republic First Bancorp, Inc.*	24,001	188
S&T Bancorp, Inc.	8,868	383
Sandy Spring Bancorp, Inc.	7,685	315
Seacoast Banking Corp. of Florida*	858	27
ServisFirst Bancshares, Inc.	10,112	422
Severn Bancorp, Inc.	1,292	11
Shore Bancshares, Inc.	691	13
SI Financial Group, Inc.	797	12
Sierra Bancorp	800	23
Simmons First National Corp., Class A	14,144	423
South State Corp.	6,183	533
Southern National Bancorp of Virginia, Inc.	669	12
Southside Bancshares, Inc.	7,379	249
State Bank Financial Corp.	12,768	426
Sterling Bancorp	38,846	913
Stock Yards Bancorp, Inc.	8,397	320
TCF Financial Corp.	36,756	905
Texas Capital Bancshares, Inc.*	5,840	534
Tompkins Financial Corp.	4,170	358
Towne Bank	10,454	336
TriCo Bancshares	2,958	111
TrustCo Bank Corp. NY	8,948	80
Trustmark Corp.	15,049	491
UMB Financial Corp.	10,650	812
Umpqua Holdings Corp.	49,449	1,117
Union Bankshares Corp.	9,550	371
United Bancorp, Inc.	498	7
United Bankshares, Inc.	22,053	803
United Community Banks, Inc.	11,967	367
United Financial Bancorp, Inc.	6,156	108
Univest Corp. of Pennsylvania	2,873	79
Valley National Bancorp	49,393	601
Washington Federal, Inc.	21,248	695
Washington Trust Bancorp, Inc.	3,338	194
Waterstone Financial, Inc.	3,634	62
WesBanco, Inc.	8,801	396
West Bancorporation, Inc.	2,808	71
Westamerica Bancorporation	5,733	324
Western New England Bancorp, Inc.	3,892	43

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.5% continued
Banking - 10.9% continued
Wintrust Financial Corp.	6,110	$532
WSFS Financial Corp.	10,740	572

		54,404

Biotechnology & Pharmaceuticals - 6.0%
Abeona Therapeutics, Inc.*	7,100	114
ACADIA Pharmaceuticals, Inc.*	20,121	307
Acer Therapeutics, Inc.*	2,073	45
Achillion Pharmaceuticals, Inc.*	1,500	4
Aclaris Therapeutics, Inc.*	5,518	110
Acorda Therapeutics, Inc.*	17,169	493
Adamas Pharmaceuticals, Inc.*	7,049	182
Adamis Pharmaceuticals Corp.*	31,122	100
Adverum Biotechnologies, Inc.*	262	1
Aerie Pharmaceuticals, Inc.*	9,501	642
Agenus, Inc.*	12,880	29
Akorn, Inc.*	17,480	290
Aldeyra Therapeutics, Inc.*	8,321	66
AMAG Pharmaceuticals, Inc.*	18,549	362
Amicus Therapeutics, Inc.*	38,783	606
Amneal Pharmaceuticals, Inc.*	19,304	317
Amphastar Pharmaceuticals, Inc.*	12,870	196
ANI Pharmaceuticals, Inc.*	2,960	198
Anika Therapeutics, Inc.*	5,769	185
Apellis Pharmaceuticals, Inc.*	990	22
Aptevo Therapeutics, Inc.*	4,108	20
Aquinox Pharmaceuticals, Inc.*	16,447	44
Aralez Pharmaceuticals, Inc.* (1)	222	—
Aratana Therapeutics, Inc.*	395	2
Ardelyx, Inc.*	162	1
Arena Pharmaceuticals, Inc.*	457	20
Array BioPharma, Inc.*	16,441	276
Assembly Biosciences, Inc.*	7,049	276
Asterias Biotherapeutics, Inc.* (1)	258	—
Atara Biotherapeutics, Inc.*	5,458	201
Athenex, Inc.*	6,300	118
BioCryst Pharmaceuticals, Inc.*	5,685	33
BioDelivery Sciences International, Inc.*	2,711	8
BioSpecifics Technologies Corp.*	4,342	195
Blueprint Medicines Corp.*	3,371	214
Cambrex Corp.*	17,769	929
Cara Therapeutics, Inc.*	4,906	94
Celldex Therapeutics, Inc.*	6,381	3
Cellular Biomedicine Group, Inc.*	7,018	137
Chiasma, Inc.* (1)	281	—
China Biologic Products Holdings, Inc.*	6,900	685
Cidara Therapeutics, Inc.*	9,007	47
Clovis Oncology, Inc.*	13,296	605
Coherus Biosciences, Inc.*	89	1
Collegium Pharmaceutical, Inc.*	8,437	201
Concert Pharmaceuticals, Inc.*	14,711	248
Corcept Therapeutics, Inc.*	19,975	314
Corium International, Inc.*	2,900	23
Curis, Inc.* (1)	13	—
Cytokinetics, Inc.*	18,898	157
Depomed, Inc.*	10,430	70
Dermira, Inc.*	6,341	58
Dicerna Pharmaceuticals, Inc.*	395	5
Dova Pharmaceuticals, Inc.*	3,900	117
Eagle Pharmaceuticals, Inc.*	3,853	292
Eiger BioPharmaceuticals, Inc.*	7,105	87
Emergent BioSolutions, Inc.*	10,017	506
Enanta Pharmaceuticals, Inc.*	7,254	841
Endo International PLC*	45,900	433
Endocyte, Inc.*	8,200	113
Epizyme, Inc.*	6,033	82
Esperion Therapeutics, Inc.*	9,705	380
FibroGen, Inc.*	6,545	410
Flexion Therapeutics, Inc.*	15,020	388
Geron Corp.*	1,382	5
Global Blood Therapeutics, Inc.*	5,927	268
Halozyme Therapeutics, Inc.*	25,500	430
Heron Therapeutics, Inc.*	1,237	48
Heska Corp.*	5,151	535
Horizon Pharma PLC*	37,500	621
ImmuCell Corp.*	2,554	17
Immune Design Corp.*	427	2
ImmunoGen, Inc.*	1,007	10
Immunomedics, Inc.*	17,358	411
Innoviva, Inc.*	20,023	276
Insmed, Inc.*	18,394	435
Intersect ENT, Inc.*	12,024	450
Intra-Cellular Therapies, Inc.*	619	11
Iovance Biotherapeutics, Inc.*	2,964	38
Juniper Pharmaceuticals, Inc.*	7,632	66
KalVista Pharmaceuticals, Inc.*	1,714	14
Karyopharm Therapeutics, Inc.*	6,300	107
KemPharm, Inc.*	287	2

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.5% continued
Biotechnology & Pharmaceuticals - 6.0% continued
Keryx Biopharmaceuticals, Inc.* (1)	122	$—
Kura Oncology, Inc.*	8,300	151
La Jolla Pharmaceutical Co.*	11,849	346
Lannett Co., Inc.*	9,711	132
Ligand Pharmaceuticals, Inc.*	9,597	1,988
Lipocine, Inc.* (1)	100	—
Loxo Oncology, Inc.*	7,356	1,276
MacroGenics, Inc.*	14,160	292
Mallinckrodt PLC*	16,900	315
Medicines (The) Co.*	10,732	394
MediciNova, Inc.*	199	2
Merrimack Pharmaceuticals, Inc.*	5,235	26
Mersana Therapeutics, Inc.*	3,353	60
Mirati Therapeutics, Inc.*	262	13
Momenta Pharmaceuticals, Inc.*	11,429	234
Natural Alternatives International, Inc.*	729	7
Nature’s Sunshine Products, Inc.*	6,744	63
Neurotrope, Inc.*	1,448	14
NewLink Genetics Corp.*	10,793	51
Novelion Therapeutics, Inc.*	955	4
Ocular Therapeutix, Inc.*	395	3
Omeros Corp.*	15,890	288
Opiant Pharmaceuticals, Inc.*	7,096	101
Optinose, Inc.*	1,961	55
Osiris Therapeutics, Inc.*	688	7
Pacira Pharmaceuticals, Inc.*	8,139	261
Pain Therapeutics, Inc.*	11,381	23
Paratek Pharmaceuticals, Inc.*	12,263	125
PDL BioPharma, Inc.*	1,642	4
PolarityTE, Inc.*	2,834	67
Portola Pharmaceuticals, Inc.*	10,300	389
Prestige Brands Holdings, Inc.*	12,512	480
Progenics Pharmaceuticals, Inc.*	2,200	18
ProPhase Labs, Inc.	14,755	48
ProQR Therapeutics N.V.*	154	1
Prothena Corp. PLC*	4,080	59
PTC Therapeutics, Inc.*	10,763	363
Recro Pharma, Inc.*	13,948	70
REGENXBIO, Inc.*	5,900	423
Retrophin, Inc.*	7,340	200
Revance Therapeutics, Inc.*	11,545	317
Rocket Pharmaceuticals, Inc.*	4,382	86
Sangamo Therapeutics, Inc.*	20,892	297
Sonoma Pharmaceuticals, Inc.*	316	1
Spark Therapeutics, Inc.*	2,250	186
Spectrum Pharmaceuticals, Inc.*	2,568	54
Spring Bank Pharmaceuticals, Inc.*	885	10
Stemline Therapeutics, Inc.*	8,677	139
Supernus Pharmaceuticals, Inc.*	8,408	503
TESARO, Inc.*	7,900	351
TG Therapeutics, Inc.*	1,009	13
TherapeuticsMD, Inc.*	7,774	48
Theravance Biopharma, Inc.*	5,831	132
uniQure N.V.*	3,300	125
USANA Health Sciences, Inc.*	6,518	752
Vanda Pharmaceuticals, Inc.*	17,365	331
Vital Therapies, Inc.*	560	4
Voyager Therapeutics, Inc.*	5,129	100
vTv Therapeutics, Inc., Class A*	9,587	15
WaVe Life Sciences Ltd.*	5,416	207
Xencor, Inc.*	8,899	329
ZIOPHARM Oncology, Inc.*	962	3
Zogenix, Inc.*	18,403	813
Zynerba Pharmaceuticals, Inc.*	11,927	116

		29,934

Chemicals - 2.2%
A. Schulman, Inc.	9,541	424
American Vanguard Corp.	3,961	91
Balchem Corp.	7,836	769
CSW Industrials, Inc.*	3,268	173
Ferro Corp.*	15,332	320
FutureFuel Corp.	13,279	186
GCP Applied Technologies, Inc.*	15,300	443
H.B. Fuller Co.	12,919	693
Hawkins, Inc.	5,510	195
Ingevity Corp.*	9,100	736
Innophos Holdings, Inc.	6,137	292
Innospec, Inc.	5,865	449
KMG Chemicals, Inc.	4,922	363
Koppers Holdings, Inc.*	11,107	426
Kraton Corp.*	8,363	386
Kronos Worldwide, Inc.	700	16
Landec Corp.*	2,960	44
LSB Industries, Inc.* (1)	19	—
Lydall, Inc.*	2,858	125
Materion Corp.	8,203	444
Minerals Technologies, Inc.	7,337	553
Oil-Dri Corp. of America	3,164	133

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.5% continued
Chemicals - 2.2% continued
OMNOVA Solutions, Inc.*	1,708	$18
Platform Specialty Products Corp.*	33,814	392
PolyOne Corp.	5,714	247
Quaker Chemical Corp.	4,240	657
Sensient Technologies Corp.	12,038	861
Stepan Co.	4,131	322
Synalloy Corp.	100	2
Trinseo S.A.	8,148	578
WD-40 Co.	5,833	853

		11,191

Commercial Services - 3.0%
ABM Industries, Inc.	14,220	415
Alarm.com Holdings, Inc.*	6,490	262
AMN Healthcare Services, Inc.*	11,075	649
ARC Document Solutions, Inc.* (1)	259	—
Ascent Capital Group, Inc., Class A* (1)	127	—
ASGN, Inc.*	13,193	1,032
Barrett Business Services, Inc.	3,810	368
Brady Corp., Class A	12,203	470
Brink’s (The) Co.	13,528	1,079
CBIZ, Inc.*	19,226	442
Cimpress N.V.*	7,647	1,109
Collectors Universe, Inc.	9,669	143
Computer Task Group, Inc.*	1,225	10
CorVel Corp.*	6,973	377
CRA International, Inc.	9,321	474
Cross Country Healthcare, Inc.*	14,039	158
Deluxe Corp.	12,807	848
Ennis, Inc.	4,837	98
Franklin Covey Co.*	957	24
FTI Consulting, Inc.*	10,680	646
GP Strategies Corp.*	8,360	147
Hackett Group (The), Inc.	10,152	163
Healthcare Services Group, Inc.	18,158	784
HMS Holdings Corp.*	19,845	429
Huron Consulting Group, Inc.*	4,947	202
Information Services Group, Inc.*	10,169	42
Innodata, Inc.* (1)	100	—
Intersections, Inc.* (1)	38	—
Kelly Services, Inc., Class A	5,012	113
Kforce, Inc.	11,952	410
Korn/Ferry International	12,921	800
National Research Corp.	6,991	261
Navigant Consulting, Inc.*	13,797	306
Quad/Graphics, Inc.	4,906	102
R.R. Donnelley & Sons Co.(1)	1	—
Resources Connection, Inc.	7,970	135
Sotheby’s*	13,659	742
SP Plus Corp.*	4,577	170
TriNet Group, Inc.*	4,598	257
TrueBlue, Inc.*	10,061	271
UniFirst Corp.	3,874	685
Vectrus, Inc.*	7,356	227
Viad Corp.	4,611	250
Where Food Comes From, Inc.*	1,100	2

		15,102

Construction Materials - 1.0%
Advanced Drainage Systems, Inc.	8,581	245
Apogee Enterprises, Inc.	7,070	340
Boise Cascade Co.	10,214	457
Continental Building Products, Inc.*	4,904	155
Louisiana-Pacific Corp.	36,507	994
Patrick Industries, Inc.*	7,356	418
Summit Materials, Inc., Class A*	16,345	429
Tecnoglass, Inc.	124	1
Trex Co., Inc.*	14,140	885
United States Lime & Minerals, Inc.	3,975	333
Universal Forest Products, Inc.	14,904	546
US Concrete, Inc.*	3,268	172

		4,975

Consumer Products - 2.1%
Adecoagro S.A.*	23,685	188
Alico, Inc.	1,146	36
B&G Foods, Inc.	12,312	368
Boston Beer (The) Co., Inc., Class A*	1,799	539
Bridgford Foods Corp.*	366	5
Cal-Maine Foods, Inc.*	5,839	268
Central Garden & Pet Co.*	200	9
Central Garden & Pet Co., Class A*	4,002	162
Coca-Cola Bottling Co. Consolidated	1,581	214
Craft Brew Alliance, Inc.*	7,161	148
Darling Ingredients, Inc.*	26,613	529
Dean Foods Co.	15,345	161
Farmer Brothers Co.*	6,653	203
Fresh Del Monte Produce, Inc.	6,537	291
Helen of Troy Ltd.*	6,974	687
HRG Group, Inc.*	12,502	164

EQUITY FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.5% continued
Consumer Products - 2.1% continued
Inter Parfums, Inc.	4,919	$263
J&J Snack Foods Corp.	4,096	625
John B. Sanfilippo & Son, Inc.	2,350	175
Lancaster Colony Corp.	3,915	542
Lifeway Foods, Inc.*	277	1
National Beverage Corp.*	15,369	1,643
Nomad Foods Ltd.*	37,100	712
Orchids Paper Products Co.*	454	2
Phibro Animal Health Corp., Class A	9,705	447
Revlon, Inc., Class A*	496	9
Sanderson Farms, Inc.	5,803	610
Seaboard Corp.	71	281
Seneca Foods Corp., Class A*	302	8
Tejon Ranch Co.*	2,898	70
Tootsie Roll Industries, Inc.	12,234	377
United-Guardian, Inc.	502	10
Universal Corp.	3,632	240
Vector Group Ltd.	18,443	352

		10,339

Consumer Services - 1.1%
Aaron’s, Inc.	16,029	696
Adtalem Global Education, Inc.*	15,707	756
American Public Education, Inc.*	5,425	228
Bridgepoint Education, Inc.*	399	3
Capella Education Co.	3,173	313
Graham Holdings Co., Class B	600	352
Grand Canyon Education, Inc.*	11,513	1,285
K12, Inc.*	8,653	142
Matthews International Corp., Class A	8,401	494
Medifast, Inc.	496	79
Nutrisystem, Inc.	9,501	366
Regis Corp.*	9,131	151
Rent-A-Center, Inc.*	551	8
Strayer Education, Inc.	3,880	438

		5,311

Containers & Packaging - 0.4%
Greif, Inc., Class A	7,766	411
KapStone Paper and Packaging Corp.	21,884	755
Multi-Color Corp.	3,143	203
Myers Industries, Inc.	3,537	68
Tredegar Corp.	12,905	303
UFP Technologies, Inc.*	5,008	155

		1,895

Design, Manufacturing & Distribution - 0.7%
Benchmark Electronics, Inc.	11,548	337
CTS Corp.	6,954	250
Fabrinet*	8,274	305
Plexus Corp.*	7,718	459
Sanmina Corp.*	18,346	538
Sparton Corp.*	863	16
SYNNEX Corp.	6,727	649
Tech Data Corp.*	8,571	704
Transcat, Inc.*	83	2

		3,260

Distributors - Consumer Staples - 0.3%
Andersons (The), Inc.	4,334	148
Calavo Growers, Inc.	3,785	364
Performance Food Group Co.*	14,200	521
United Natural Foods, Inc.*	9,819	419

		1,452

Distributors - Discretionary - 0.5%
ePlus, Inc.*	7,912	745
Essendant, Inc.	600	8
G-III Apparel Group Ltd.*	8,274	367
Insight Enterprises, Inc.*	11,102	543
PC Connection, Inc.	8,362	278
PCM, Inc.*	977	15
ScanSource, Inc.*	7,677	309
Veritiv Corp.*	2,858	114
Wayside Technology Group, Inc.	6,040	85

		2,464

Electrical Equipment - 1.8%
AAON, Inc.	22,784	758
Argan, Inc.	4,129	169
Badger Meter, Inc.	9,726	435
Bel Fuse, Inc., Class B	10,425	218
Belden, Inc.	9,688	592
Chase Corp.	465	54
CompX International, Inc.(1)	1	—
CyberOptics Corp.*	2,246	39
ESCO Technologies, Inc.	6,701	387
Espey Manufacturing & Electronics Corp.	6,982	187
FARO Technologies, Inc.*	4,634	252
Generac Holdings, Inc.*	17,579	909
Houston Wire & Cable Co.*	139	1
IntriCon Corp.*	2,700	109

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.5% continued
Electrical Equipment - 1.8% continued
Itron, Inc.*	10,553	$634
Kimball Electronics, Inc.*	2,602	48
Littelfuse, Inc.	5,849	1,335
LSI Industries, Inc.	447	2
Mesa Laboratories, Inc.	1,717	362
NL Industries, Inc.*	1,244	11
Novanta, Inc.*	12,869	802
OSI Systems, Inc.*	6,660	515
Powell Industries, Inc.	5,584	194
Preformed Line Products Co.	2,003	178
Stoneridge, Inc.*	987	35
Watts Water Technologies, Inc., Class A	7,195	564

		8,790

Engineering & Construction Services - 1.6%
Comfort Systems USA, Inc.	6,976	320
Dycom Industries, Inc.*	8,671	820
EMCOR Group, Inc.	15,963	1,216
ENGlobal Corp.*	150,500	194
Exponent, Inc.	28,294	1,367
Granite Construction, Inc.	10,084	561
Great Lakes Dredge & Dock Corp.*	3,940	21
IES Holdings, Inc.*	1,354	23
Installed Building Products, Inc.*	6,435	364
Kratos Defense & Security Solutions, Inc.*	382	4
MasTec, Inc.*	16,828	854
Mistras Group, Inc.*	5,212	98
MYR Group, Inc.*	6,905	245
NV5 Global, Inc.*	3,983	276
Primoris Services Corp.	7,254	198
Team, Inc.*	483	11
TopBuild Corp.*	9,501	744
Tutor Perini Corp.*	9,501	175
VSE Corp.	6,036	288

		7,779

Forest & Paper Products - 0.4%
Domtar Corp.	11,978	572
Mercer International, Inc.	9,399	164
Neenah, Inc.	6,392	542
P.H. Glatfelter Co.	9,176	180
Resolute Forest Products, Inc.*	21,538	223
Schweitzer-Mauduit International, Inc.	9,357	409

		2,090

Gaming, Lodging & Restaurants - 2.7%
Arcos Dorados Holdings, Inc., Class A	11,739	82
Belmond Ltd., Class A*	24,042	268
Biglari Holdings, Inc., Class A*	51	48
Biglari Holdings, Inc., Class B*	517	95
BJ’s Restaurants, Inc.	5,361	322
Bloomin’ Brands, Inc.	28,808	579
Bojangles’, Inc.*	9,705	140
Boyd Gaming Corp.	19,723	684
Carrols Restaurant Group, Inc.*	10,357	154
Cheesecake Factory (The), Inc.	12,131	668
Churchill Downs, Inc.	3,222	955
Chuy’s Holdings, Inc.*	5,518	169
Cracker Barrel Old Country Store, Inc.	4,659	728
Dave & Buster’s Entertainment, Inc.*	6,029	287
Denny’s Corp.*	22,660	361
Dine Brands Global, Inc.	2,241	168
El Pollo Loco Holdings, Inc.* (1)	15	—
Eldorado Resorts, Inc.*	8,043	314
Famous Dave’s of America, Inc.*	174	1
Fiesta Restaurant Group, Inc.*	5,829	167
Flanigan’s Enterprises, Inc.	3,154	87
Golden Entertainment, Inc.*	1,531	41
ILG, Inc.	6,806	225
Jack in the Box, Inc.	13,762	1,171
Kona Grill, Inc.*	4,670	11
Luby’s, Inc.*	580	1
Marriott Vacations Worldwide Corp.	5,764	651
Monarch Casino & Resort, Inc.*	921	41
Nathan’s Famous, Inc.	1,532	144
Papa John’s International, Inc.	13,018	660
Penn National Gaming, Inc.*	10,622	357
Pinnacle Entertainment, Inc.*	12,264	414
Red Lion Hotels Corp.*	1,115	13
Red Robin Gourmet Burgers, Inc.*	6,029	281
Red Rock Resorts, Inc., Class A	13,900	466
Ruth’s Hospitality Group, Inc.	9,338	262
Scientific Games Corp.*	8,578	422
Shake Shack, Inc., Class A*	4,946	327
Sonic Corp.	11,793	406
Texas Roadhouse, Inc.	17,230	1,129
Wingstop, Inc.	5,800	302

		13,601

Hardware - 2.2%
3D Systems Corp.*	2,138	30

EQUITY FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.5% continued
Hardware - 2.2% continued
Acacia Communications, Inc.*	5,588	$195
ADTRAN, Inc.	9,409	140
AVX Corp.	10,724	168
BK Technologies, Inc.	1,835	7
CalAmp Corp.*	8,478	199
Ciena Corp.*	28,812	764
Clearfield, Inc.*	4,595	51
Communications Systems, Inc.(1)	134	—
Comtech Telecommunications Corp.	3,341	106
Cray, Inc.*	4,002	98
Daktronics, Inc.	10,226	87
Digimarc Corp.*	3,825	102
Electronics For Imaging, Inc.*	9,644	314
Extreme Networks, Inc.*	16,953	135
Finisar Corp.*	24,289	437
Fitbit, Inc., Class A*	33,712	220
Harmonic, Inc.*	551	2
Infinera Corp.*	19,961	198
InterDigital, Inc.	8,461	684
Knowles Corp.*	20,330	311
Kopin Corp.*	6,955	20
KVH Industries, Inc.*	6,122	82
Lumentum Holdings, Inc.*	10,930	633
Maxar Technologies Ltd.	5,439	275
Mercury Systems, Inc.*	8,683	330
Methode Electronics, Inc.	7,340	296
NETGEAR, Inc.*	7,525	470
NetScout Systems, Inc.*	21,529	639
PAR Technology Corp.*	3,628	64
PC-Tel, Inc.*	1,266	8
Plantronics, Inc.	7,044	537
Sierra Wireless, Inc.*	301	5
Stratasys Ltd.*	5,555	106
Super Micro Computer, Inc.*	8,944	212
TransAct Technologies, Inc.	376	5
TTM Technologies, Inc.*	15,184	268
Ubiquiti Networks, Inc.*	4,975	421
Universal Electronics, Inc.*	3,954	131
UTStarcom Holdings Corp.* (1)	1	—
VeriFone Systems, Inc.*	16,245	371
ViaSat, Inc.*	10,022	659
Viavi Solutions, Inc.*	54,554	559
Vishay Precision Group, Inc.*	7,025	268
Vocera Communications, Inc.*	15,122	452
VOXX International Corp.*	1,469	8

		11,067

Health Care Facilities & Services - 2.8%
Addus HomeCare Corp.*	6,032	345
Amedisys, Inc.*	9,739	832
American Renal Associates Holdings, Inc.*	9,800	154
BioScrip, Inc.*	399	1
Brookdale Senior Living, Inc.*	38,300	348
Capital Senior Living Corp.*	3,822	41
Catalent, Inc.*	19,756	827
Civitas Solutions, Inc.*	19,499	320
Cryo-Cell International, Inc.*	750	7
Digirad Corp.	1,868	3
Diplomat Pharmacy, Inc.*	9,700	248
Ensign Group (The), Inc.	13,172	472
Hanger, Inc.*	1,181	20
HealthEquity, Inc.*	11,129	836
Independence Holding Co.	925	31
LHC Group, Inc.*	7,289	624
LifePoint Health, Inc.*	5,776	282
Magellan Health, Inc.*	6,708	644
MedCath Corp.* (2)	7,953	—
Molina Healthcare, Inc.*	9,235	904
National HealthCare Corp.	3,238	228
NeoGenomics, Inc.*	22,988	301
Patterson Cos., Inc.	16,800	381
PRA Health Sciences, Inc.*	10,106	943
Premier, Inc., Class A*	10,800	393
Providence Service (The) Corp.*	5,021	394
Psychemedics Corp.	8,000	154
Select Medical Holdings Corp.*	24,717	449
Syneos Health, Inc.*	9,575	449
Teladoc, Inc.*	12,666	735
Tenet Healthcare Corp.*	17,100	574
Tivity Health, Inc.*	14,140	498
Triple-S Management Corp., Class B*	18,502	723
U.S. Physical Therapy, Inc.	6,194	595

		13,756

Home & Office Products - 1.9%
ACCO Brands Corp.	28,084	389
American Woodmark Corp.*	3,652	334
AV Homes, Inc.*	4,374	94

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.5% continued
Home & Office Products - 1.9% continued
Beazer Homes USA, Inc.*	3,133	$46
Cavco Industries, Inc.*	2,693	559
Century Communities, Inc.*	9,705	306
CSS Industries, Inc.	7,851	133
Flexsteel Industries, Inc.	5,044	201
Griffon Corp.	6,899	123
Hamilton Beach Brands Holding Co., Class A	2,844	83
Herman Miller, Inc.	15,043	510
HNI Corp.	11,214	417
Hooker Furniture Corp.	5,056	237
Hovnanian Enterprises, Inc., Class A* (1)	203	—
Interface, Inc.	16,868	387
iRobot Corp.*	7,316	554
KB Home	21,186	577
Kimball International, Inc., Class B	3,571	58
Knoll, Inc.	12,476	260
LGI Homes, Inc.*	3,575	206
Libbey, Inc.	220	2
Lifetime Brands, Inc.	5,479	69
M/I Homes, Inc.*	5,186	137
Masonite International Corp.*	7,662	551
MDC Holdings, Inc.	13,070	402
Meritage Homes Corp.*	9,762	429
Nobility Homes, Inc.	876	19
PGT Innovations, Inc.*	612	13
Quanex Building Products Corp.	9,672	174
SodaStream International Ltd.*	2,748	234
St. Joe (The) Co.*	12,800	230
Steelcase, Inc., Class A	17,356	234
Taylor Morrison Home Corp., Class A*	22,337	464
Tempur Sealy International, Inc.*	9,300	447
Tupperware Brands Corp.	10,200	421
Virco Manufacturing Corp.	1,676	8
William Lyon Homes, Class A*	8,683	201

		9,509

Industrial Services - 0.5%
Applied Industrial Technologies, Inc.	10,359	727
CAI International, Inc.*	2,208	51
DXP Enterprises, Inc.*	1,870	71
H&E Equipment Services, Inc.	3,355	126
Kaman Corp.	6,979	486
McGrath RentCorp	7,909	500
Systemax, Inc.	6,861	236
Textainer Group Holdings Ltd.* (1)	17	—
Titan Machinery, Inc.*	800	13
Triton International Ltd.	3,009	92
Wesco Aircraft Holdings, Inc.*	15,732	177
WESCO International, Inc.*	1,532	88

		2,567

Institutional Financial Services - 0.5%
Cowen, Inc.*	2,247	31
Evercore, Inc., Class A	7,650	807
INTL. FCStone, Inc.*	4,132	214
Investment Technology Group, Inc.	9,576	200
Moelis & Co., Class A	7,352	431
Piper Jaffray Cos.	5,172	398
PJT Partners, Inc., Class A	4,595	245

		2,326

Insurance - 2.8%
Ambac Financial Group, Inc.*	8,798	175
American Equity Investment Life Holding Co.	18,304	659
AMERISAFE, Inc.	3,527	204
Argo Group International Holdings Ltd.	9,888	575
Aspen Insurance Holdings Ltd.	2,056	84
Atlantic American Corp.	6,901	18
Baldwin & Lyons, Inc., Class B	3,223	79
Citizens, Inc.*	5,903	46
CNO Financial Group, Inc.	66,115	1,259
Crawford & Co., Class B	15,357	133
Donegal Group, Inc., Class A	1,573	21
eHealth, Inc.*	5,732	127
EMC Insurance Group, Inc.	8,174	227
Employers Holdings, Inc.	6,374	256
Enstar Group Ltd.*	2,054	426
FBL Financial Group, Inc., Class A	4,518	356
GAINSCO, Inc.	714	13
Genworth Financial, Inc., Class A*	118,353	532
Global Indemnity Ltd.	501	19
Greenlight Capital Re Ltd., Class A*	9,258	131
Hallmark Financial Services, Inc.*	10,614	106
Hanover Insurance Group (The), Inc.	9,516	1,138
Horace Mann Educators Corp.	7,685	343
Infinity Property & Casualty Corp.	2,546	362
James River Group Holdings Ltd.	3,064	120
Kansas City Life Insurance Co.	1,915	77
Kemper Corp.	9,449	715

EQUITY FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.5% continued
Insurance - 2.8% continued
Maiden Holdings Ltd.	441	$3
MBIA, Inc.*	33,508	303
Mercury General Corp.	3,063	139
National General Holdings Corp.	11,034	290
National Western Life Group, Inc., Class A	1,037	319
Navigators Group (The), Inc.	5,690	324
Primerica, Inc.	10,884	1,084
Radian Group, Inc.	40,591	658
RLI Corp.	11,332	750
Safety Insurance Group, Inc.	4,270	365
Selective Insurance Group, Inc.	12,870	708
State Auto Financial Corp.	4,904	147
Third Point Reinsurance Ltd.*	21,350	267
Unico American Corp.*	114	1
United Fire Group, Inc.	4,726	258
Universal Insurance Holdings, Inc.	8,307	291

		14,108

Iron & Steel - 0.8%
AK Steel Holding Corp.*	43,263	188
Allegheny Technologies, Inc.*	28,091	706
Carpenter Technology Corp.	12,053	634
Cleveland-Cliffs, Inc.*	46,275	390
Commercial Metals Co.	29,680	626
Haynes International, Inc.	5,906	217
Northwest Pipe Co.*	14,719	285
Olympic Steel, Inc.	772	16
Ryerson Holding Corp.*	551	6
Shiloh Industries, Inc.*	11,964	104
TimkenSteel Corp.*	4,705	77
Universal Stainless & Alloy Products, Inc.*	1,335	32
Worthington Industries, Inc.	18,548	778

		4,059

Leisure Products - 0.6%
Callaway Golf Co.	21,385	406
Fox Factory Holding Corp.*	7,200	335
Johnson Outdoors, Inc., Class A	7,953	672
LCI Industries	8,530	769
Malibu Boats, Inc., Class A*	1,839	77
Marine Products Corp.	2,325	41
Nautilus, Inc.*	6,775	107
Winnebago Industries, Inc.	10,914	443

		2,850

Machinery - 2.6%
Actuant Corp., Class A	14,376	422
Alamo Group, Inc.	2,895	262
Altra Industrial Motion Corp.	6,513	281
Astec Industries, Inc.	5,082	304
Briggs & Stratton Corp.	11,540	203
CIRCOR International, Inc.	4,596	170
ClearSign Combustion Corp.*	283	1
Columbus McKinnon Corp.	12,491	542
Curtiss-Wright Corp.	11,240	1,338
CVD Equipment Corp.*	1,610	11
Douglas Dynamics, Inc.	4,595	220
Federal Signal Corp.	13,177	307
Franklin Electric Co., Inc.	12,174	549
Gorman-Rupp (The) Co.	10,865	380
Graham Corp.	2,430	63
Hillenbrand, Inc.	16,052	757
Hollysys Automation Technologies Ltd.	13,749	304
Hurco Cos., Inc.	1,122	50
Hyster-Yale Materials Handling, Inc.	2,422	156
John Bean Technologies Corp.	7,397	658
Kadant, Inc.	3,063	294
Kennametal, Inc.	20,125	722
Lindsay Corp.	2,495	242
Manitowoc (The) Co., Inc.*	9,449	244
Milacron Holdings Corp.*	14,000	265
MSA Safety, Inc.	6,456	622
MTS Systems Corp.	4,389	231
Mueller Water Products, Inc., Class A	40,885	479
Raven Industries, Inc.	10,930	420
Rexnord Corp.*	25,921	753
Standex International Corp.	6,271	641
Sun Hydraulics Corp.	7,531	363
Taylor Devices, Inc.*	1,545	16
Tennant Co.	4,877	385
Titan International, Inc.	1,005	11
Twin Disc, Inc.*	659	16
Welbilt, Inc.*	4,267	95

		12,777

Manufactured Goods - 1.4%
Aegion Corp.*	14,008	361
AZZ, Inc.	5,171	225
Barnes Group, Inc.	11,264	664
Chart Industries, Inc.*	10,616	655
Core Molding Technologies, Inc.	4,085	58

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.5% continued
Manufactured Goods - 1.4% continued
DMC Global, Inc.	1,113	$50
Eastern (The) Co.	3,544	99
EnPro Industries, Inc.	4,053	284
Gibraltar Industries, Inc.*	8,115	304
Global Brass & Copper Holdings, Inc.	3,983	125
Insteel Industries, Inc.	6,354	212
LB Foster Co., Class A*	1,434	33
Mueller Industries, Inc.	14,416	425
NCI Building Systems, Inc.*	5,010	105
Omega Flex, Inc.	2,643	209
Park-Ohio Holdings Corp.	3,677	137
Proto Labs, Inc.*	5,808	691
RBC Bearings, Inc.*	5,900	760
Rogers Corp.*	3,382	377
Simpson Manufacturing Co., Inc.	10,841	674
TriMas Corp.*	12,651	372

		6,820

Media - 2.6%
AutoWeb, Inc.*	377	2
Blucora, Inc.*	9,530	353
Daily Journal Corp.*	429	99
Despegar.com Corp.*	13,900	291
Entercom Communications Corp., Class A	5,851	44
Eros International PLC*	4,191	54
EW Scripps (The) Co., Class A	7,254	97
Gannett Co., Inc.	2,189	23
Gray Television, Inc.*	12,872	203
Groupon, Inc.*	83,257	358
HealthStream, Inc.	10,792	295
IMAX Corp.*	14,813	328
Liberty Expedia Holdings, Inc., Class A*	10,900	479
Liberty TripAdvisor Holdings, Inc., Class A*	390	6
MakeMyTrip Ltd.*	18,400	665
Marchex, Inc., Class B	179	1
MDC Partners, Inc., Class A*	500	2
Meredith Corp.	9,027	460
MSG Networks, Inc., Class A*	16,651	399
New Media Investment Group, Inc.	13,140	243
New York Times (The) Co., Class A	26,977	699
Nexstar Media Group, Inc., Class A	8,348	613
Quotient Technology, Inc.*	8,274	108
Saga Communications, Inc., Class A	3,092	119
Scholastic Corp.	3,600	160
Shutterfly, Inc.*	6,341	571
Shutterstock, Inc.*	3,972	189
Sinclair Broadcast Group, Inc., Class A	16,572	533
Sohu.com Ltd. ADR*	5,800	206
Stamps.com, Inc.*	7,854	1,987
Travelzoo*	9,411	161
Tribune Media Co., Class A	17,600	674
tronc, Inc.*	4,500	78
Tucows, Inc., Class A*	3,064	186
Web.com Group, Inc.*	12,570	325
Wix.com Ltd.*	3,983	399
World Wrestling Entertainment, Inc., Class A	7,157	521
XO Group, Inc.*	12,402	397
Yelp, Inc.*	15,093	591

		12,919

Medical Equipment & Devices - 4.6%
Abaxis, Inc.	5,739	476
Accelerate Diagnostics, Inc.*	2,352	52
Accuray, Inc.*	1,622	7
AngioDynamics, Inc.*	9,369	208
AtriCure, Inc.*	12,994	351
Atrion Corp.	776	465
BioTelemetry, Inc.*	7,864	354
Bovie Medical Corp.*	10,709	47
Bruker Corp.	26,995	784
Cardiovascular Systems, Inc.*	12,089	391
CONMED Corp.	4,932	361
CryoLife, Inc.*	9,435	263
Cutera, Inc.*	11,181	451
Daxor Corp.(1)	37	—
Endologix, Inc.*	3,840	22
FONAR Corp.*	6,435	171
Foundation Medicine, Inc.*	5,416	740
Genomic Health, Inc.*	8,016	404
Glaukos Corp.*	7,049	286
Globus Medical, Inc., Class A*	16,210	818
Haemonetics Corp.*	12,797	1,148
Halyard Health, Inc.*	10,930	626
Harvard Bioscience, Inc.*	2,283	12
ICU Medical, Inc.*	2,933	861
Inogen, Inc.*	3,983	742

EQUITY FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.5% continued
Medical Equipment & Devices - 4.6% continued
Integer Holdings Corp.*	4,839	$313
Integra LifeSciences Holdings Corp.*	13,414	864
Invacare Corp.	7,154	133
iRadimed Corp.*	3,451	72
iRhythm Technologies, Inc.*	4,600	373
IRIDEX Corp.*	5,013	34
K2M Group Holdings, Inc.*	13,178	297
LeMaitre Vascular, Inc.	12,808	429
LivaNova PLC*	9,844	983
Luminex Corp.	11,422	337
Meridian Bioscience, Inc.	8,329	132
Merit Medical Systems,Inc.*	13,691	701
MiMedx Group, Inc.*	25,948	166
Misonix, Inc.*	8,043	100
Myriad Genetics, Inc.*	13,300	497
NanoString Technologies, Inc.*	9,941	136
Natus Medical, Inc.*	10,036	346
Neogen Corp.*	11,717	940
Nevro Corp.*	6,000	479
NuVasive, Inc.*	11,327	590
Nuvectra Corp.*	4,733	97
NxStage Medical, Inc.*	10,438	291
OPKO Health, Inc.*	65,800	309
OraSure Technologies, Inc.*	12,830	211
Orthofix International N.V.*	4,624	263
OrthoPediatrics Corp.*	4,400	117
Oxford Immunotec Global PLC*	11,700	151
Penumbra, Inc.*	6,099	843
Quidel Corp.*	6,355	423
Repligen Corp.*	9,374	441
Rockwell Medical, Inc.*	1,112	5
RTI Surgical, Inc.*	3,948	18
SeaSpine Holdings Corp.*	4,597	58
STAAR Surgical Co.*	8,500	264
Surmodics, Inc.*	5,525	305
T2 Biosystems, Inc.*	200	2
Tandem Diabetes Care, Inc.*	5,900	130
Utah Medical Products, Inc.	2,367	261
Varex Imaging Corp.*	7,775	288
Wright Medical Group N.V.*	23,894	620

		23,059

Metals & Mining - 0.4%
Century Aluminum Co.*	17,061	269
Coeur Mining, Inc.*	33,037	251
Encore Wire Corp.	5,683	270
Ferroglobe PLC	9,016	77
Ferroglobe Representation & Warranty Insurance Trust* (2)	9,916	—
Harsco Corp.*	12,853	284
Hecla Mining Co.	85,254	297
Kaiser Aluminum Corp.	3,595	374
US Silica Holdings, Inc.	11,443	294

		2,116

Oil, Gas & Coal - 3.9%
Adams Resources & Energy, Inc.	4,947	213
Apergy Corp.*	13,400	559
Arch Coal, Inc., Class A	2,800	220
Archrock, Inc.	8,110	97
Basic Energy Services, Inc.*	5,100	57
Bristow Group, Inc.*	11,446	161
California Resources Corp.*	7,463	339
Callon Petroleum Co.*	14,592	157
CARBO Ceramics, Inc.*	100	1
Carrizo Oil & Gas, Inc.*	4,640	129
Clean Energy Fuels Corp.*	396	1
Cloud Peak Energy, Inc.*	866	3
CNX Resources Corp.*	42,295	752
CONSOL Energy, Inc.*	5,286	203
Cosan Ltd., Class A	42,000	320
CVR Energy, Inc.	3,300	122
Dawson Geophysical Co.* (1)	32	—
Delek U.S. Holdings, Inc.	19,370	972
Denbury Resources, Inc.*	75,300	362
Dril-Quip, Inc.*	6,500	334
Earthstone Energy, Inc., Class A*	4,800	42
EnLink Midstream LLC	1,073	18
Ensco PLC, Class A	46,690	339
Era Group, Inc.*	416	5
Evolution Petroleum Corp.	7,587	75
Exterran Corp.*	3,704	93
Forum Energy Technologies, Inc.*	7,732	95
Geospace Technologies Corp.*	2,397	34
Gran Tierra Energy, Inc.* (1)	133	—
Gulf Island Fabrication, Inc.	557	5
Gulfport Energy Corp.*	29,900	376
Hallador Energy Co.	22,575	161
Helix Energy Solutions Group, Inc.*	20,048	167
Independence Contract Drilling, Inc.*	47,350	195

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.5% continued
Oil, Gas & Coal - 3.9% continued
ION Geophysical Corp.*	1,600	$39
Isramco, Inc.*	1,670	205
Jones Energy, Inc., Class A*	112,100	42
Kosmos Energy Ltd.*	40,900	338
Lilis Energy, Inc.*	2,600	14
Linn Energy, Inc.*	13,200	510
Mammoth Energy Services, Inc.*	3,260	111
Matador Resources Co.*	15,666	471
Matrix Service Co.*	4,306	79
McDermott International, Inc.*	20,243	398
Midstates Petroleum Co., Inc.*	7,200	98
MRC Global, Inc.*	26,254	569
Murphy USA, Inc.*	6,741	501
Nabors Industries Ltd.	79,583	510
NACCO Industries, Inc., Class A	1,922	65
Natural Gas Services Group, Inc.*	4,918	116
NCS Multistage Holdings, Inc.*	2,800	41
Newpark Resources, Inc.*	14,127	153
Oasis Petroleum, Inc.*	46,191	599
Oceaneering International, Inc.	16,400	418
Oil States International, Inc.*	5,374	173
Panhandle Oil and Gas, Inc., Class A	14,640	280
Par Pacific Holdings, Inc.*	7,194	125
PBF Energy, Inc., Class A	17,859	749
PDC Energy, Inc.*	6,991	423
Peabody Energy Corp.	15,600	709
Penn Virginia Corp.*	418	35
PrimeEnergy Corp.*	1,272	93
QEP Resources, Inc.*	40,700	499
Resolute Energy Corp.*	1,988	62
Ring Energy, Inc.*	9,508	120
Rowan Cos. PLC, Class A*	15,477	251
SandRidge Energy, Inc.*	9,900	176
SEACOR Holdings, Inc.	5,125	294
Select Energy Services, Inc., Class A*	4,000	58
SemGroup Corp., Class A	11,181	284
SilverBow Resources, Inc.*	800	23
SM Energy Co.	19,159	492
Solaris Oilfield Infrastructure, Inc., Class A*	6,300	90
Southwestern Energy Co.*	81,400	431
SRC Energy, Inc.*	41,485	457
Talos Energy, Inc.*	2,472	79
Thermon Group Holdings, Inc.*	9,047	207
Unit Corp.*	11,849	303
Whiting Petroleum Corp.*	15,300	807
WildHorse Resource Development Corp.*	6,500	165

		19,269

Passenger Transportation - 0.3%
Allegiant Travel Co.	3,626	504
Hawaiian Holdings, Inc.	10,107	363
SkyWest, Inc.	13,484	700

		1,567

Real Estate - 0.3%
Consolidated-Tomoka Land Co.	4,508	277
Forestar Group, Inc.*	756	16
FRP Holdings, Inc.*	1,501	97
Griffin Industrial Realty, Inc.	779	34
Marcus & Millichap, Inc.*	1,737	68
RE/MAX Holdings, Inc., Class A	2,044	107
Realogy Holdings Corp.	23,800	543
RMR Group (The), Inc., Class A	3,832	301
Stratus Properties, Inc.*	114	3
Trinity Place Holdings, Inc.*	998	7

		1,453

Real Estate Investment Trusts - 7.2%
Acadia Realty Trust	19,683	539
AG Mortgage Investment Trust, Inc.	6,028	113
Agree Realty Corp.	4,870	257
Alexander & Baldwin, Inc.	15,534	365
Alexander’s, Inc.	1,155	442
American Assets Trust, Inc.	6,100	234
Anworth Mortgage Asset Corp.	17,776	88
Apollo Commercial Real Estate Finance, Inc.	19,703	360
Arbor Realty Trust, Inc.	16,144	168
Ares Commercial Real Estate Corp.	4,841	67
Armada Hoffler Properties, Inc.	5,479	82
ARMOUR Residential REIT, Inc.	5,340	122
Ashford Hospitality Trust, Inc.	16,833	136
Blackstone Mortgage Trust, Inc., Class A	19,298	607
Braemar Hotels & Resorts, Inc.	1,204	14
Brandywine Realty Trust	40,605	685
BRT Apartments Corp.	15,541	198
Capstead Mortgage Corp.	26,749	239
CareTrust REIT, Inc.	6,458	108

NORTHERN FUNDS QUARTERLY REPORT    14    EQUITY FUNDS

JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.5% continued
Real Estate Investment Trusts - 7.2% continued
CatchMark Timber Trust, Inc., Class A	4,039	$51
Cedar Realty Trust, Inc.	32,336	153
Chatham Lodging Trust	4,579	97
Cherry Hill Mortgage Investment Corp.	2,835	51
Chesapeake Lodging Trust	13,162	416
Colony Capital, Inc.	64,600	403
Columbia Property Trust, Inc.	22,200	504
Community Healthcare Trust, Inc.	4,493	134
CoreCivic, Inc.	22,200	530
CorEnergy Infrastructure Trust, Inc.	1,327	50
CorePoint Lodging, Inc.*	11,545	299
Corporate Office Properties Trust	15,931	462
Cousins Properties, Inc.	70,851	687
CYS Investments, Inc.	23,294	175
DDR Corp.	28,600	512
DiamondRock Hospitality Co.	44,487	546
Dynex Capital, Inc.	23,557	154
EastGroup Properties, Inc.	7,110	679
Education Realty Trust, Inc.	18,183	755
Ellington Residential Mortgage REIT	3,282	36
Empire State Realty Trust, Inc., Class A	13,793	236
Equity Commonwealth*	15,987	504
Exantas Capital Corp.	410	4
First Industrial Realty Trust, Inc.	24,546	818
First Real Estate Investment Trust of New Jersey	205	3
Four Corners Property Trust, Inc.	13,280	327
Franklin Street Properties Corp.	13,382	115
Front Yard Residential Corp.	610	6
GEO Group (The), Inc.	36,512	1,006
Getty Realty Corp.	13,596	383
Gladstone Commercial Corp.	7,310	140
Gladstone Land Corp.	8,887	113
Global Net Lease, Inc.	12,529	256
Gramercy Property Trust	21,299	582
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	8,950	177
Healthcare Realty Trust, Inc.	22,296	648
Hersha Hospitality Trust	5,388	116
Hudson Pacific Properties, Inc.	16,452	583
InfraREIT, Inc.	287	6
Invesco Mortgage Capital, Inc.	29,011	461
Investors Real Estate Trust	28,479	157
iStar, Inc.*	9,457	102
LaSalle Hotel Properties	24,950	854
Lexington Realty Trust	45,375	396
Life Storage, Inc.	7,450	725
LTC Properties, Inc.	8,300	355
Mack-Cali Realty Corp.	19,817	402
Monmouth Real Estate Investment Corp.	19,659	325
MTGE Investment Corp.	9,705	190
National Health Investors, Inc.	8,335	614
New Senior Investment Group, Inc.	10,026	76
New York Mortgage Trust, Inc.	10,192	61
One Liberty Properties, Inc.	9,381	248
Outfront Media, Inc.	26,000	506
Pebblebrook Hotel Trust	15,854	615
Pennsylvania Real Estate Investment Trust	7,098	78
PennyMac Mortgage Investment Trust	5,880	112
Physicians Realty Trust	28,687	457
Piedmont Office Realty Trust, Inc., Class A	23,900	476
PotlatchDeltic Corp.	15,218	774
PS Business Parks, Inc.	3,343	430
QTS Realty Trust, Inc., Class A	6,159	243
Ramco-Gershenson Properties Trust	17,430	230
Redwood Trust, Inc.	9,671	159
Retail Opportunity Investments Corp.	22,070	423
Retail Properties of America, Inc., Class A	41,100	525
Rexford Industrial Realty, Inc.	8,112	255
RLJ Lodging Trust	33,251	733
Ryman Hospitality Properties, Inc.	9,542	793
Sabra Health Care REIT, Inc.	33,145	720
Saul Centers, Inc.	2,409	129
Select Income REIT	10,526	237
Sotherly Hotels, Inc.	3,954	28
STAG Industrial, Inc.	14,324	390
Summit Hotel Properties, Inc.	19,332	277
Sunstone Hotel Investors, Inc.	46,244	769
Sutherland Asset Management Corp.	1,025	17
Tanger Factory Outlet Centers, Inc.	17,100	402
Taubman Centers, Inc.	11,100	652
Terreno Realty Corp.	9,430	355
Tier REIT, Inc.	5,212	124
UMH Properties, Inc.	16,764	257
Universal Health Realty Income Trust	3,245	208

NORTHERN FUNDS QUARTERLY REPORT    15    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.5% continued
Real Estate Investment Trusts - 7.2% continued
Urban Edge Properties	19,715	$451
Urstadt Biddle Properties, Inc., Class A	3,558	81
Washington Real Estate Investment Trust	14,957	454
Western Asset Mortgage Capital Corp.	6,570	68
Whitestone REIT	4,884	61
Winthrop Realty Trust*	9,142	6
Xenia Hotels & Resorts, Inc.	24,721	602

		35,604

Recreational Facilities & Services - 0.4%
Bowl America, Inc., Class A	492	7
Drive Shack, Inc.*	7,947	61
International Speedway Corp., Class A	7,831	350
Marcus (The) Corp.	2,343	76
Planet Fitness, Inc., Class A*	17,600	773
RCI Hospitality Holdings, Inc.	12,418	393
Reading International, Inc., Class A*	3,059	49
SeaWorld Entertainment, Inc.*	16,855	368
Speedway Motorsports, Inc.	4,861	85
Town Sports International Holdings, Inc.*	2,621	38

		2,200

Renewable Energy - 0.5%
Advanced Energy Industries, Inc.*	9,311	541
Canadian Solar, Inc.*	6,976	85
EnerSys	11,267	841
Green Plains, Inc.	9,620	176
Pacific Ethanol, Inc.*	412	1
Renewable Energy Group, Inc.*	18,949	338
REX American Resources Corp.*	5,231	424
SolarEdge Technologies, Inc.*	5,545	265
Sunworks, Inc.*	535	1
Ultralife Corp.*	846	8

		2,680

Retail - Consumer Staples - 0.5%
Big Lots, Inc.	10,604	443
Five Below, Inc.*	13,484	1,317
Ingles Markets, Inc., Class A	6,413	204
PriceSmart, Inc.	3,124	283
SUPERVALU, Inc.*	474	10
Village Super Market, Inc., Class A	1,375	40
Weis Markets, Inc.	3,671	196

		2,493

Retail - Discretionary - 3.0%
1-800-Flowers.com, Inc., Class A*	3,601	45
Abercrombie & Fitch Co., Class A	8,061	197
American Eagle Outfitters, Inc.	44,540	1,036
America’s Car-Mart, Inc.*	2,386	148
Asbury Automotive Group, Inc.*	7,700	528
At Home Group, Inc.*	6,567	257
Barnes & Noble Education, Inc.*	284	2
Barnes & Noble, Inc.	1,084	7
Bassett Furniture Industries, Inc.	6,435	177
Beacon Roofing Supply, Inc.*	12,706	541
Bed Bath & Beyond, Inc.	26,800	534
Big 5 Sporting Goods Corp.	708	5
BMC Stock Holdings, Inc.*	4,187	87
Buckle (The), Inc.	560	15
Build-A-Bear Workshop, Inc.*	1,771	13
Builders FirstSource, Inc.*	22,849	418
Caleres, Inc.	12,036	414
Cato (The) Corp., Class A	1,116	27
Chegg, Inc.*	21,200	589
Chico’s FAS, Inc.	15,095	123
Children’s Place (The), Inc.	5,146	622
Christopher & Banks Corp.* (1)	51	—
Citi Trends, Inc.	2,858	78
Conn’s, Inc.*	2,250	74
DSW, Inc., Class A	12,359	319
Ethan Allen Interiors, Inc.	5,051	124
FirstCash, Inc.	13,758	1,236
Francesca’s Holdings Corp.*	135	1
Freshpet, Inc.*	11,443	314
Genesco, Inc.*	2,104	83
Group 1 Automotive, Inc.	5,710	360
Guess?, Inc.	15,122	324
Haverty Furniture Cos., Inc.	9,157	198
Hibbett Sports, Inc.*	87	2
La-Z-Boy, Inc.	12,668	388
Liquidity Services, Inc.*	22,525	148
Lithia Motors, Inc., Class A	4,704	445
Lumber Liquidators Holdings, Inc.*	1,816	44
MarineMax, Inc.*	6,945	132
Michaels (The) Cos., Inc.*	21,800	418
Monro, Inc.	7,737	449
New York & Co., Inc.* (1)	54	—
Office Depot, Inc.	110,700	282
Overstock.com, Inc.*	3,872	130

EQUITY FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.5% continued
Retail - Discretionary - 3.0% continued
Party City Holdco, Inc.*	14,511	$221
Penske Automotive Group, Inc.	9,131	428
PetMed Express, Inc.	11,058	487
Pier 1 Imports, Inc.	3,268	8
RH*	2,789	390
Rush Enterprises, Inc., Class A*	10,859	471
Sally Beauty Holdings, Inc.*	28,300	454
Shoe Carnival, Inc.	8,129	264
Sleep Number Corp.*	12,658	367
Sonic Automotive, Inc., Class A	7,407	153
Tailored Brands, Inc.	538	14
Vera Bradley, Inc.*	5,400	76
Winmark Corp.	1,350	200
Zumiez, Inc.*	10,803	271

		15,138

Semiconductors - 2.8%
Alpha & Omega Semiconductor Ltd.*	11,239	160
Ambarella, Inc.*	7,054	272
Amkor Technology, Inc.*	21,903	188
Brooks Automation, Inc.	18,880	616
Cabot Microelectronics Corp.	2,591	279
CEVA, Inc.*	4,906	148
Cirrus Logic, Inc.*	14,745	565
Cohu, Inc.	13,238	324
Diodes, Inc.*	11,201	386
DSP Group, Inc.*	2,366	29
Electro Scientific Industries, Inc.*	48	1
Entegris, Inc.	32,685	1,108
FormFactor, Inc.*	4,405	59
II-VI, Inc.*	10,701	465
Integrated Device Technology, Inc.*	31,651	1,009
Kulicke & Soffa Industries, Inc.	20,347	485
Lattice Semiconductor Corp.*	33,972	223
MACOM Technology Solutions Holdings, Inc.*	9,816	226
MaxLinear, Inc.*	12,872	201
MKS Instruments, Inc.	12,588	1,205
Monolithic Power Systems, Inc.	9,161	1,224
Nanometrics, Inc.*	6,827	242
NVE Corp.	2,980	363
Park Electrochemical Corp.	4,581	106
Photronics, Inc.*	10,874	87
Power Integrations, Inc.	6,974	509
Rambus, Inc.*	26,904	337
Rudolph Technologies, Inc.*	8,270	245
Semtech Corp.*	15,477	728
Silicon Laboratories, Inc.*	8,330	830
Synaptics, Inc.*	4,668	235
Veeco Instruments, Inc.*	13,606	194
Vishay Intertechnology, Inc.	31,594	733
Xcerra Corp.*	14,872	208
Xperi Corp.	12,333	199

		14,189

Software - 5.0%
2U, Inc.*	2,352	197
ACI Worldwide, Inc.*	27,721	684
Actua Corp.* (2)	8,828	—
Acxiom Corp.*	18,222	546
Agilysys, Inc.*	8,527	132
Allscripts Healthcare Solutions, Inc.*	31,204	374
American Software, Inc., Class A	14,153	206
Appfolio, Inc., Class A*	7,049	431
Avid Technology, Inc.*	137	1
Aware, Inc.*	683	3
Blackbaud, Inc.	10,880	1,115
Bottomline Technologies de, Inc.*	9,754	486
Box, Inc., Class A*	24,700	617
CCUR Holdings, Inc.	13,223	70
ChannelAdvisor Corp.*	7,458	105
CommVault Systems, Inc.*	10,690	704
Computer Programs & Systems, Inc.	6,937	228
Cornerstone OnDemand, Inc.*	12,715	603
Cotiviti Holdings, Inc.*	1,479	65
Coupa Software, Inc.*	10,300	641
CyberArk Software Ltd.*	7,664	483
Datawatch Corp.*	800	8
Digi International, Inc.*	9,094	120
Donnelley Financial Solutions, Inc.*	888	15
Ebix, Inc.	6,947	530
Envestnet, Inc.*	8,939	491
Evolent Health, Inc., Class A*	13,839	291
FireEye, Inc.*	38,200	588
Five9, Inc.*	6,414	222
Hortonworks, Inc.*	287	5
HubSpot, Inc.*	7,200	903
Immersion Corp.*	7,977	123
Imperva, Inc.*	7,458	360
InnerWorkings, Inc.*	1,124	10

NORTHERN FUNDS QUARTERLY REPORT    17    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.5% continued
Software - 5.0% continued
Instructure, Inc.*	4,482	$191
iPass, Inc.*	1,489	1
j2 Global, Inc.	11,238	973
KeyW Holding (The) Corp.*	11,341	99
LivePerson, Inc.*	6,118	129
Manhattan Associates, Inc.*	20,393	959
MicroStrategy, Inc., Class A*	2,227	285
MINDBODY, Inc., Class A*	7,458	288
Monotype Imaging Holdings, Inc.	9,295	189
New Relic, Inc.*	8,600	865
Omnicell, Inc.*	8,916	468
OneSpan, Inc.*	10,063	198
Park City Group, Inc.*	1,533	12
Paycom Software, Inc.*	7,356	727
Paylocity Holding Corp.*	4,598	271
PDF Solutions, Inc.*	12,365	148
pdvWireless, Inc.*	4,906	122
Pegasystems, Inc.	13,236	725
Progress Software Corp.	8,952	348
Proofpoint, Inc.*	9,195	1,060
PROS Holdings, Inc.*	11,041	404
Q2 Holdings, Inc.*	5,832	333
QAD, Inc., Class B	701	28
Quality Systems, Inc.*	5,400	105
Qualys, Inc.*	7,868	663
Rapid7, Inc.*	8,274	233
RealPage, Inc.*	12,416	684
Ribbon Communications, Inc.*	478	3
Rosetta Stone, Inc.*	9,195	147
Seachange International, Inc.* (1)	100	—
Simulations Plus, Inc.	9,399	209
SPS Commerce, Inc.*	4,478	329
Synchronoss Technologies, Inc.*	1,757	11
TiVo Corp.	20,517	276
Varonis Systems, Inc.*	4,368	325
Verint Systems, Inc.*	14,230	631
VirnetX Holding Corp.*	398	1
Zendesk, Inc.*	8,785	479
Zynga, Inc., Class A*	125,754	512

		24,788

Specialty Finance - 1.7%
Aircastle Ltd.	16,237	333
Altisource Portfolio Solutions S.A.*	3,983	116
Arlington Asset Investment Corp., Class A	205	2
Cardtronics PLC, Class A*	4,251	103
Cass Information Systems, Inc.	2,627	181
Ellie Mae, Inc.*	6,950	722
Encore Capital Group, Inc.*	4,582	168
Enova International, Inc.*	553	20
Essent Group Ltd.*	18,187	652
Everi Holdings, Inc.*	3,800	27
Federal Agricultural Mortgage Corp., Class C	100	9
GATX Corp.	10,520	781
Green Dot Corp., Class A*	8,172	600
HFF, Inc., Class A	5,859	201
Investors Title Co.	1,884	348
LendingTree, Inc.*	1,861	398
Liberty Tax, Inc.(1)	17	—
Meta Financial Group, Inc.	4,653	453
MGIC Investment Corp.*	76,111	816
Nelnet, Inc., Class A	8,613	503
Ocwen Financial Corp.*	1,373	5
PennyMac Financial Services, Inc., Class A*	3,881	76
PRA Group, Inc.*	14,364	554
Stewart Information Services Corp.	8,078	348
Walker & Dunlop, Inc.	7,356	409
Willis Lease Finance Corp.*	1,817	57
World Acceptance Corp.*	6,914	768

		8,650

Technology Services - 2.7%
AstroNova, Inc.	4,190	79
CACI International, Inc., Class A*	5,555	936
Computer Services, Inc.	2,142	106
comScore, Inc.*	25,104	547
Convergys Corp.	23,009	562
CoreLogic, Inc.*	12,041	625
CSG Systems International, Inc.	7,856	321
Cubic Corp.	6,651	427
Endurance International Group Holdings, Inc.*	683	7
Engility Holdings, Inc.*	6,888	211
EPAM Systems, Inc.*	11,375	1,414
EVERTEC, Inc.	15,732	344
ExlService Holdings, Inc.*	7,677	435

EQUITY FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.5% continued
Technology Services - 2.7% continued
Forrester Research, Inc.	4,454	$187
Globant S.A.*	3,983	226
ICF International, Inc.	5,801	412
Luxoft Holding, Inc.*	4,551	168
ManTech International Corp., Class A	4,802	258
Mattersight Corp.* (1)	132	—
MAXIMUS, Inc.	19,340	1,201
Medidata Solutions, Inc.*	13,014	1,049
NIC, Inc.	14,657	228
Perficient, Inc.*	8,196	216
Presidio, Inc.*	11,075	145
Reis, Inc.	5,613	122
Science Applications International Corp.	10,839	877
StarTek, Inc.*	835	5
Sykes Enterprises, Inc.*	14,167	408
Syntel, Inc.*	7,066	227
TESSCO Technologies, Inc.	3,426	59
Travelport Worldwide Ltd.	26,869	498
TTEC Holdings, Inc.	6,922	239
Virtusa Corp.*	5,872	286
WageWorks, Inc.*	9,011	451

		13,276

Telecom - 1.1%
8x8, Inc.*	14,458	290
ATN International, Inc.	2,948	156
Cincinnati Bell, Inc.*	10,659	167
Cogent Communications Holdings, Inc.	16,334	872
Consolidated Communications Holdings, Inc.	15,094	186
GCI Liberty, Inc., Class A*	7,078	319
Gogo, Inc.*	551	3
GTT Communications, Inc.*	10,316	464
Hawaiian Telcom Holdco, Inc.*	6,131	177
Intelsat S.A.*	100	2
Internap Corp.*	70	1
Iridium Communications, Inc.*	12,768	206
Loral Space & Communications, Inc.*	1,677	63
RigNet, Inc.*	14,481	149
RingCentral, Inc., Class A*	13,400	943
Shenandoah Telecommunications Co.	11,900	389
Spok Holdings, Inc.	9,459	142
Telephone & Data Systems, Inc.	13,100	359
Vonage Holdings Corp.*	29,422	379
Zix Corp.*	3,266	18

		5,285

Transportation & Logistics - 1.5%
Air T, Inc.*	510	17
Air Transport Services Group, Inc.*	14,125	319
ArcBest Corp.	3,779	173
Ardmore Shipping Corp.*	23,100	189
Atlas Air Worldwide Holdings, Inc.*	6,375	457
Celadon Group, Inc.*	1,118	3
Covenant Transportation Group, Inc., Class A*	6,527	206
CryoPort, Inc.*	8,000	126
DHT Holdings, Inc.	54,495	256
Dorian LPG Ltd.*	1,255	10
Echo Global Logistics, Inc.*	10,316	302
Forward Air Corp.	7,807	461
Frontline Ltd.*	7,600	44
GasLog Ltd.	6,297	120
Golar LNG Ltd.	16,371	482
Heartland Express, Inc.	15,356	285
Hornbeck Offshore Services, Inc.*	200	1
International Seaways, Inc.*	6,873	159
Knight-Swift Transportation Holdings, Inc.	29,998	1,146
Marten Transport Ltd.	11,395	267
Matson, Inc.	11,035	424
Mobile Mini, Inc.	11,735	550
Navigator Holdings Ltd.*	275	3
Nordic American Offshore Ltd.	508	1
P.A.M. Transportation Services, Inc.*	1,262	59
Patriot Transportation Holding, Inc.*	465	10
Saia, Inc.*	7,631	617
SEACOR Marine Holdings, Inc.*	3,072	71
Ship Finance International Ltd.	16,226	243
Tsakos Energy Navigation Ltd.	556	2
Universal Logistics Holdings, Inc.	4,491	118
USA Truck, Inc.*	500	12
Werner Enterprises, Inc.	11,218	421

		7,554

Transportation Equipment - 0.3%
American Railcar Industries, Inc.	5,079	201
Conrad Industries, Inc.*	300	5
FreightCar America, Inc.	3,833	65

NORTHERN FUNDS QUARTERLY REPORT    19    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.5% continued
Transportation Equipment - 0.3% continued
Greenbrier (The) Cos., Inc.	8,517	$449
Spartan Motors, Inc.	26,611	402
Wabash National Corp.	16,094	300

		1,422

Utilities - 3.6%
ALLETE, Inc.	12,489	967
American States Water Co.	9,579	548
Artesian Resources Corp., Class A	6,812	264
Atlantica Yield PLC	6,300	127
Avista Corp.	15,805	832
Black Hills Corp.	7,697	471
California Water Service Group	12,176	474
Chesapeake Utilities Corp.	4,514	361
Connecticut Water Service, Inc.	6,020	393
Consolidated Water Co. Ltd.	13,628	176
El Paso Electric Co.	13,091	774
IDACORP, Inc.	12,855	1,186
MGE Energy, Inc.	8,852	558
Middlesex Water Co.	9,163	386
New Jersey Resources Corp.	20,808	931
Northwest Natural Gas Co.	6,953	444
NorthWestern Corp.	11,966	685
NRG Yield, Inc., Class A	7,658	131
ONE Gas, Inc.	13,350	998
Ormat Technologies, Inc.	9,382	499
Otter Tail Corp.	9,501	452
Pattern Energy Group, Inc., Class A	14,099	264
PNM Resources, Inc.	20,189	785
Portland General Electric Co.	22,616	967
RGC Resources, Inc.	889	26
SJW Group	6,941	460
South Jersey Industries, Inc.	16,543	554
Southwest Gas Holdings, Inc.	11,966	913
Spire, Inc.	10,917	771
Unitil Corp.	3,654	186
WGL Holdings, Inc.	12,648	1,123
York Water (The) Co.	3,620	115

		17,821

Waste & Environment Services & Equipment - 0.5%
Advanced Emissions Solutions, Inc.	4,598	52
Cantel Medical Corp.	8,477	834
CECO Environmental Corp.	1,395	8
Covanta Holding Corp.	16,038	265
Heritage-Crystal Clean, Inc.*	508	10
Sharps Compliance Corp.*	7,206	27
Tetra Tech, Inc.	15,627	914
US Ecology, Inc.	4,601	293

		2,403

Total Common Stocks (Cost $311,070)		485,264

PREFERRED STOCKS - 0.0%
Financial Services - 0.0%
Steel Partners Holdings L.P.,
6.00%	3,189	65

Total Preferred Stocks (Cost $83)		65

RIGHTS - 0.0%
Biotechnology & Pharmaceuticals - 0.0%
Dyax Corp. (Contingent Value Rights)* (3)	3,415	6
Forest Laboratories, Inc. (Contingent Value Rights)* (2)	3,326	—
Tobira Therapeutics, Inc. (Contingent Value Rights)* (3)	16,926	140

		146

Media - 0.0%
Media General (Contingent Value Rights)* (3)	11,792	1

Medical Equipment & Devices - 0.0%
American Medical Alert Corp.* (2)	13,109	—

Specialty Finance - 0.0%
NewStar Financial, Inc. (Contingent Value Rights)* (2)	1,580	—

Total Rights (Cost $131)		147

OTHER - 0.0%
Escrow Adolor Corp.* (2)	1,241	—

Total Other (Cost $—)		—

EQUITY FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 2.2%
Northern Institutional Funds - U.S. Government Portfolio,
1.72%(4) (5)	10,963,952	$10,964

Total Investment Companies (Cost $10,964)		10,964

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%
Tidewater, Inc., Class A Exp. 7/31/23, Strike $0.00* (1)	10	$—
Tidewater, Inc., Class B Exp. 7/31/23, Strike $0.00* (1)	11	—

Total Warrants (Cost $—)		—

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
1.59%, 7/19/18(6) (7)	$1,042	$1,041

Total Short-Term Investments (Cost $1,041)		1,041

Total Investments - 99.9% (Cost $323,289)		497,481

Other Assets less Liabilities - 0.1%		275

NET ASSETS - 100.0%		$497,756

(1)	Value rounds to less than one thousand.
(2)	Level 3 asset that is worthless, bankrupt or has been delisted.
(3)	Level 3 asset.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of June 30, 2018 is disclosed.
(6)	Discount rate at the time of purchase.
(7)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2018, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-Mini Russell 2000 Index	128	$10,544	Long	9/18	$(176)

At June 30, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	13.1%
Consumer Staples	2.8
Energy	4.4
Financials	17.5
Health Care	15.0
Industrials	15.3
Information Technology	16.1
Materials	4.3
Real Estate	7.2
Telecommunication Services	0.6
Utilities	3.7

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2018:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Home & Office Products	$9,490		$19		$—	$9,509
Real Estate Investment Trusts	35,595		9		—	35,604
Recreational Facilities & Services	2,193		7		—	2,200
All Other Industries(1)	437,951		—		—	437,951

Total Common Stocks	485,229		35		—	485,264

Preferred Stocks(1)	65		—		—	65
Rights(1)	—		—		147	147
Investment Companies	10,964		—		—	10,964
Warrants	—	*	—	*	—	—	*
Short-Term Investments	—		1,041		—	1,041

Total Investments	$496,258		$1,076		$147	$497,481

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(176)		$—		$—	$(176)

(1)	Classifications as defined in the Schedule of Investments.
*	Amount rounds to less than one thousand.

NORTHERN FUNDS QUARTERLY REPORT    21    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2018, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

	Value (000S)	Reason
Common Stocks
Real Estate Investment Trusts	$3	Valuations at bid price
Recreational Facilities & Services	7	Valuations at bid price

Total	$10

At June 30, 2018, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1

	Value (000S)		Reason
Common Stocks
Asset Management	$221		Valuations at official close price
Banking	165		Valuations at official close price
Health Care Facilities & Services	7		Valuations at official close price
Insurance	12		Valuations at official close price
Oil, Gas & Coal	93		Valuations at official close price
Warrants	—	*	Valuations at official close price

Total	$498

*	Amount rounds to less than one thousand.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/18 (000S)	REALIZED GAINS (LOSSES) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 6/30/18 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 6/30/18 (000S)
Common Stocks
Software	$—	$—	$—	$—	$—	$—	$—	$—	$(10)
Rights
Biotechnology & Pharmaceuticals	146	—	—	—	—	—	—	146	—
Media	1	—	—	—	—	—	—	1	—

Total	$147	$—	$—	$—	$—	$—	$—	$147	$(10)

The Fund valued the securities included in the Balance as of 6/30/18 above using prices provided by the Fund’s investment adviser’s pricing and valuation committee.

	FAIR VALUE AT 6/30/18 (000S)	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS
Contingent Value Right	$146	Discounted Cash Flow Analysis	Discount Rate and Projected Cash Flows(1)
Contingent Value Right	1	Income Approach	Estimated Recovery Value(2)

(1)

The significant unobservable inputs that can be used in the fair value measurement are: Discount Rate and Projected Cash Flows. Significant increases (decreases) in Discount Rates in isolation would result in a significantly lower (higher) fair value measurement while an increase (decrease) in Projected Cash Flow in isolation would result in a significantly higher (lower) fair value measurement.

(2)

The significant unobservable input that can be used in the fair value measurement is Estimated Recovery Value. Significant increases (decreases) in Estimated Recovery Value would result in a significantly higher (lower) fair value measurement.

EQUITY FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

Transactions in affiliated investments for the three months ended June 30, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio	$6,317	$12,106	$7,459	$28	$10,964	10,964

NORTHERN FUNDS QUARTERLY REPORT    23    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND	JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.6%
Aerospace & Defense - 1.3%
AAR Corp.	422,690	$19,651
Esterline Technologies Corp.*	184,143	13,590
Moog, Inc., Class A	162,914	12,701
Woodward, Inc.	44,110	3,390

		49,332

Apparel & Textile Products - 1.1%
Columbia Sportswear Co.	34,460	3,152
Deckers Outdoor Corp.*	102,286	11,547
Movado Group, Inc.	124,262	6,002
Perry Ellis International, Inc.*	102,038	2,772
Skechers U.S.A., Inc., Class A*	58,474	1,755
Unifi, Inc.*	138,682	4,396
Wolverine World Wide, Inc.	287,403	9,993

		39,617

Asset Management - 0.4%
Kennedy-Wilson Holdings, Inc.	200,300	4,236
Stifel Financial Corp.	226,757	11,848
Waddell & Reed Financial, Inc., Class A	35,835	644

		16,728

Automotive - 1.2%
American Axle & Manufacturing Holdings, Inc.*	47,967	746
Cooper Tire & Rubber Co.	432,265	11,369
Cooper-Standard Holdings, Inc.*	44,693	5,840
Dana, Inc.	338,731	6,839
Modine Manufacturing Co.*	189,491	3,458
Standard Motor Products, Inc.	166,393	8,043
Superior Industries International, Inc.	422,225	7,558

		43,853

Banking - 19.2%
1st Source Corp.	19,697	1,052
Arrow Financial Corp.	15,646	570
BancFirst Corp.	125,950	7,456
Banco Latinoamericano de Comercio Exterior S.A.	102,961	2,534
BancorpSouth Bank	623,829	20,555
BankFinancial Corp.	119,808	2,115
Banner Corp.	34,474	2,073
Berkshire Hills Bancorp, Inc.	117,930	4,788
BofI Holding, Inc.*	26,938	1,102
Boston Private Financial Holdings, Inc.	285,254	4,536
Brookline Bancorp, Inc.	233,312	4,340
Capitol Federal Financial, Inc.	59,587	784
Cathay General Bancorp	602,754	24,406
Central Pacific Financial Corp.	39,823	1,141
Chemical Financial Corp.	343,468	19,121
City Holding Co.	134,008	10,081
CNB Financial Corp.	47,101	1,416
Columbia Banking System, Inc.	221,706	9,068
Community Bank System, Inc.	398,253	23,525
Community Trust Bancorp, Inc.	172,849	8,634
CVB Financial Corp.	504,892	11,320
Dime Community Bancshares, Inc.	456,841	8,908
Enterprise Financial Services Corp.	61,936	3,341
FCB Financial Holdings, Inc., Class A*	163,883	9,636
Financial Institutions, Inc.	49,503	1,629
First BanCorp	96,627	3,953
First Busey Corp.	26,456	839
First Business Financial Services, Inc.	36,068	938
First Commonwealth Financial Corp.	160,070	2,483
First Defiance Financial Corp.	14,391	965
First Financial Bancorp	545,242	16,712
First Financial Corp.	126,846	5,752
First Interstate BancSystem, Inc., Class A	56,848	2,399
First Merchants Corp.	231,926	10,761
First Midwest Bancorp, Inc.	291,183	7,416
Flushing Financial Corp.	406,396	10,607
FNB Corp.	746,371	10,016
Fulton Financial Corp.	822,369	13,569
German American Bancorp, Inc.	69,184	2,480
Glacier Bancorp, Inc.	71,540	2,767
Great Southern Bancorp, Inc.	20,790	1,189
Great Western Bancorp, Inc.	288,423	12,111
Hancock Whitney Corp.	272,923	12,732
Hanmi Financial Corp.	103,479	2,934
Heartland Financial USA, Inc.	146,679	8,045
Heritage Financial Corp.	87,524	3,050
Hilltop Holdings, Inc.	248,889	5,493
HomeStreet, Inc.*	84,363	2,274
Hope Bancorp, Inc.	737,409	13,148
Independent Bank Corp.	185,648	14,555
International Bancshares Corp.	172,875	7,399
Investors Bancorp, Inc.	700,458	8,959
Lakeland Bancorp, Inc.	347,446	6,897
Lakeland Financial Corp.	169,337	8,160
Meridian Bancorp, Inc.	23,304	446
NBT Bancorp, Inc.	269,668	10,288

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.6% continued
Banking - 19.2% continued
Northwest Bancshares, Inc.	572,814	$9,961
OceanFirst Financial Corp.	146,746	4,397
OFG Bancorp	149,689	2,103
Old National Bancorp	472,862	8,795
Oritani Financial Corp.	127,447	2,065
Park National Corp.	43,051	4,797
Peapack Gladstone Financial Corp.	6,862	237
Pinnacle Financial Partners, Inc.	40,623	2,492
Preferred Bank	43,122	2,650
Prosperity Bancshares, Inc.	93,109	6,365
Provident Financial Services, Inc.	823,082	22,659
Renasant Corp.	294,947	13,426
S&T Bancorp, Inc.	240,361	10,393
Sandy Spring Bancorp, Inc.	119,599	4,905
Sierra Bancorp	145,017	4,095
Simmons First National Corp., Class A	152,159	4,550
South State Corp.	132,227	11,405
Southside Bancshares, Inc.	92,783	3,125
Texas Capital Bancshares, Inc.*	170,150	15,569
Tompkins Financial Corp.	48,193	4,139
Towne Bank	215,824	6,928
TriCo Bancshares	155,612	5,828
TrustCo Bank Corp. NY	176,781	1,573
Trustmark Corp.	504,410	16,459
UMB Financial Corp.	262,401	20,003
Umpqua Holdings Corp.	483,391	10,920
Union Bankshares Corp.	170,597	6,633
United Bankshares, Inc.	667,644	24,302
United Community Banks, Inc.	138,489	4,247
United Community Financial Corp.	59,415	653
United Financial Bancorp, Inc.	371,062	6,501
Univest Corp. of Pennsylvania	28,666	788
Valley National Bancorp	567,025	6,895
Washington Federal, Inc.	795,984	26,029
WesBanco, Inc.	193,944	8,735
Westamerica Bancorporation	23,427	1,324
Wintrust Financial Corp.	257,518	22,417
WSFS Financial Corp.	72,561	3,867

		705,698

Biotechnology & Pharmaceuticals - 1.4%
Aceto Corp.	551,918	1,849
Acorda Therapeutics, Inc.*	222,819	6,395
Cambrex Corp.*	31,137	1,628
Celldex Therapeutics, Inc.*	320,761	162
Collegium Pharmaceutical, Inc.*	82,531	1,968
Concert Pharmaceuticals, Inc.*	190,175	3,201
Emergent BioSolutions, Inc.*	261,933	13,225
Esperion Therapeutics, Inc.*	161,587	6,333
Horizon Pharma PLC*	71,106	1,178
Lannett Co., Inc.*	203,101	2,762
Mallinckrodt PLC*	37,217	694
PDL BioPharma, Inc.*	1,502,758	3,516
Prestige Brands Holdings, Inc.*	22,860	877
PTC Therapeutics, Inc.*	85,213	2,874
Retrophin, Inc.*	120,749	3,292
Taro Pharmaceutical Industries Ltd.*	17,284	2,000
Tetraphase Pharmaceuticals, Inc.*	218,231	779

		52,733

Chemicals - 2.5%
A. Schulman, Inc.	237,199	10,555
H.B. Fuller Co.	245,596	13,184
Innophos Holdings, Inc.	80,773	3,845
Innospec, Inc.	107,025	8,193
Kraton Corp.*	126,682	5,845
Materion Corp.	301,769	16,341
Minerals Technologies, Inc.	249,766	18,820
Nexeo Solutions, Inc.*	38,679	353
Rayonier Advanced Materials, Inc.	178,832	3,056
Sensient Technologies Corp.	121,062	8,662
Stepan Co.	9,685	755
Valhi, Inc.	146,185	696

		90,305

Commercial Services - 2.4%
ABM Industries, Inc.	431,850	12,601
Barrett Business Services, Inc.	33,934	3,277
CBIZ, Inc.*	134,426	3,092
Emerald Expositions Events, Inc.	31,370	646
Ennis, Inc.	351,421	7,152
FTI Consulting, Inc.*	341,639	20,662
Kforce, Inc.	78,029	2,677
Korn/Ferry International	337,801	20,920
Navigant Consulting, Inc.*	217,082	4,806
TrueBlue, Inc.*	17,710	477
UniFirst Corp.	48,913	8,653
Viad Corp.	46,476	2,521

		87,484

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.6% continued
Construction Materials - 0.3%
Boise Cascade Co.	175,911	$7,863
Universal Forest Products, Inc.	98,144	3,594

		11,457

Consumer Products - 2.0%
Cal-Maine Foods, Inc.*	61,593	2,824
Central Garden & Pet Co., Class A*	27,743	1,123
Clearwater Paper Corp.*	67,933	1,569
Darling Ingredients, Inc.*	673,497	13,389
Fresh Del Monte Produce, Inc.	138,422	6,167
Helen of Troy Ltd.*	78,649	7,743
Inter Parfums, Inc.	188,255	10,071
MGP Ingredients, Inc.	7,208	640
Nomad Foods Ltd.*	74,982	1,439
Phibro Animal Health Corp., Class A	8,444	389
Sanderson Farms, Inc.	97,953	10,300
Universal Corp.	253,958	16,774

		72,428

Consumer Services - 0.8%
Aaron’s, Inc.	300,506	13,057
Adtalem Global Education, Inc.*	267,958	12,889
Regis Corp.*	191,417	3,166

		29,112

Containers & Packaging - 0.3%
KapStone Paper and Packaging Corp.	138,182	4,767
Myers Industries, Inc.	320,935	6,162

		10,929

Design, Manufacturing & Distribution - 2.1%
Benchmark Electronics, Inc.	514,175	14,988
CTS Corp.	414,460	14,921
Fabrinet*	90,446	3,336
Jabil, Inc.	75,529	2,089
Plexus Corp.*	288,561	17,181
SYNNEX Corp.	213,202	20,576
Tech Data Corp.*	57,266	4,703

		77,794

Distributors - Consumer Staples - 0.5%
Andersons (The), Inc.	401,676	13,737
Core-Mark Holding Co., Inc.	158,696	3,602
United Natural Foods, Inc.*	21,722	927

		18,266

Distributors - Discretionary - 1.2%
ePlus, Inc.*	15,999	1,506
G-III Apparel Group Ltd.*	21,154	939
Insight Enterprises, Inc.*	527,229	25,797
PC Connection, Inc.	269,240	8,939
ScanSource, Inc.*	187,592	7,560

		44,741

Electrical Equipment - 0.4%
Belden, Inc.	18,071	1,105
ESCO Technologies, Inc.	79,207	4,570
Littelfuse, Inc.	1,809	413
Watts Water Technologies, Inc., Class A	133,998	10,505

		16,593

Engineering & Construction Services - 0.7%
Dycom Industries, Inc.*	13,160	1,244
EMCOR Group, Inc.	49,815	3,795
Granite Construction, Inc.	276,234	15,375
KBR, Inc.	60,456	1,083
Primoris Services Corp.	22,209	605
TopBuild Corp.*	15,319	1,200
Tutor Perini Corp.*	205,382	3,789

		27,091

Forest & Paper Products - 0.6%
Mercer International, Inc.	579,429	10,140
Neenah, Inc.	48,033	4,076
P.H. Glatfelter Co.	403,495	7,904
Schweitzer-Mauduit International, Inc.	44,182	1,932

		24,052

Gaming, Lodging & Restaurants - 1.0%
Belmond Ltd., Class A*	240,454	2,681
Boyd Gaming Corp.	48,492	1,681
ILG, Inc.	436,342	14,412
Marriott Vacations Worldwide Corp.	69,858	7,891
Monarch Casino & Resort, Inc.*	25,889	1,141
Penn National Gaming, Inc.*	39,513	1,327
Texas Roadhouse, Inc.	97,997	6,420

		35,553

Hardware - 1.6%
ADTRAN, Inc.	199,746	2,966
ARRIS International PLC*	79,840	1,952
AVX Corp.	72,566	1,137
Ciena Corp.*	62,202	1,649
Electronics For Imaging, Inc.*	161,542	5,260
Finisar Corp.*	727,206	13,090

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.6% continued
Hardware - 1.6% continued
Knowles Corp.*	368,734	$5,642
Mercury Systems, Inc.*	119,772	4,558
NETGEAR, Inc.*	187,195	11,700
NetScout Systems, Inc.*	143,938	4,275
PC-Tel, Inc.*	165,623	1,033
Plantronics, Inc.	43,085	3,285
TTM Technologies, Inc.*	44,111	778

		57,325

Health Care Facilities & Services - 1.7%
Amedisys, Inc.*	37,542	3,208
Capital Senior Living Corp.*	109,012	1,163
Diplomat Pharmacy, Inc.*	277,699	7,098
LHC Group, Inc.*	58,789	5,032
Magellan Health, Inc.*	202,110	19,392
MedCath Corp.* (1)	106,845	—
Molina Healthcare, Inc.*	26,021	2,549
National HealthCare Corp.	49,117	3,457
Select Medical Holdings Corp.*	342,309	6,213
Triple-S Management Corp., Class B*	375,770	14,678

		62,790

Home & Office Products - 1.5%
ACCO Brands Corp.	471,287	6,527
Beazer Homes USA, Inc.*	217,792	3,213
CSS Industries, Inc.	102,356	1,730
Hooker Furniture Corp.	127,701	5,989
Interface, Inc.	25,575	587
KB Home	353,376	9,626
MDC Holdings, Inc.	108,835	3,349
Meritage Homes Corp.*	174,760	7,681
St. Joe (The) Co.*	121,159	2,175
Steelcase, Inc., Class A	109,702	1,481
TRI Pointe Group, Inc.*	667,924	10,927
William Lyon Homes, Class A*	76,479	1,774

		55,059

Industrial Services - 0.5%
Applied Industrial Technologies, Inc.	34,535	2,423
Kaman Corp.	82,616	5,757
McGrath RentCorp	109,605	6,935
Systemax, Inc.	16,023	550
WESCO International, Inc.*	20,276	1,158

		16,823

Institutional Financial Services - 0.1%
GAIN Capital Holdings, Inc.	348,295	2,630
Virtu Financial, Inc., Class A	39,443	1,047

		3,677

Insurance - 5.1%
American Equity Investment Life Holding Co.	531,476	19,133
AMERISAFE, Inc.	120,780	6,975
Argo Group International Holdings Ltd.	58,037	3,375
Assurant, Inc.	22,617	2,341
CNO Financial Group, Inc.	764,688	14,560
EMC Insurance Group, Inc.	127,485	3,542
Employers Holdings, Inc.	352,763	14,181
Enstar Group Ltd.*	39,336	8,154
FBL Financial Group, Inc., Class A	90,051	7,092
Hanover Insurance Group (The), Inc.	18,317	2,190
Horace Mann Educators Corp.	415,280	18,521
Infinity Property & Casualty Corp.	6,345	903
Kemper Corp.	96,636	7,310
National General Holdings Corp.	142,745	3,758
Navigators Group (The), Inc.	184,890	10,539
NMI Holdings, Inc., Class A*	27,965	456
ProAssurance Corp.	145,021	5,141
Radian Group, Inc.	1,171,778	19,006
RLI Corp.	196,579	13,012
Selective Insurance Group, Inc.	326,283	17,946
United Fire Group, Inc.	159,177	8,677
Universal Insurance Holdings, Inc.	15,026	527

		187,339

Iron & Steel - 0.7%
Carpenter Technology Corp.	179,222	9,422
Commercial Metals Co.	518,306	10,941
Schnitzer Steel Industries, Inc., Class A	88,131	2,970
TimkenSteel Corp.*	207,522	3,393

		26,726

Leisure Products - 0.3%
Acushnet Holdings Corp.	32,215	788
Callaway Golf Co.	458,263	8,693

		9,481

Machinery - 1.3%
AGCO Corp.	34,286	2,082
Alamo Group, Inc.	33,272	3,006
Briggs & Stratton Corp.	168,884	2,974
CIRCOR International, Inc.	21,038	778

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.6% continued
Machinery - 1.3% continued
Columbus McKinnon Corp.	79,759	$3,458
Curtiss-Wright Corp.	39,263	4,673
Federal Signal Corp.	25,860	602
Hollysys Automation Technologies Ltd.	26,008	576
Hyster-Yale Materials Handling, Inc.	5,455	350
Kadant, Inc.	40,338	3,878
MSA Safety, Inc.	25,084	2,417
MTS Systems Corp.	6,737	355
Regal Beloit Corp.	109,835	8,985
Rexnord Corp.*	44,816	1,302
SPX FLOW, Inc.*	18,314	802
Standex International Corp.	98,222	10,038

		46,276

Manufactured Goods - 1.6%
Aegion Corp.*	256,082	6,594
AZZ, Inc.	11,189	486
Barnes Group, Inc.	145,575	8,574
Chart Industries, Inc.*	120,312	7,421
EnPro Industries, Inc.	9,307	651
Gibraltar Industries, Inc.*	13,684	513
Rogers Corp.*	89,673	9,995
Simpson Manufacturing Co., Inc.	346,641	21,558
Timken (The) Co.	33,568	1,462

		57,254

Media - 1.4%
Blucora, Inc.*	20,133	745
Entercom Communications Corp., Class A	545,783	4,121
EW Scripps (The) Co., Class A	790,702	10,588
Hemisphere Media Group, Inc.*	90,407	1,184
Meredith Corp.	230,652	11,763
New Media Investment Group, Inc.	25,533	472
New York Times (The) Co., Class A	161,632	4,186
Scholastic Corp.	402,795	17,848
Sinclair Broadcast Group, Inc., Class A	32,976	1,060

		51,967

Medical Equipment & Devices - 2.3%
AngioDynamics, Inc.*	350,568	7,796
CONMED Corp.	139,526	10,213
CryoLife, Inc.*	358,588	9,987
Halyard Health, Inc.*	279,997	16,030
Integer Holdings Corp.*	201,905	13,053
Luminex Corp.	208,016	6,143
Myriad Genetics, Inc.*	389,267	14,547
Natus Medical, Inc.*	23,825	822
Orthofix International N.V.*	56,418	3,206
Wright Medical Group N.V.*	142,959	3,711

		85,508

Metals & Mining - 0.7%
Century Aluminum Co.*	37,740	595
Coeur Mining, Inc.*	117,216	891
Encore Wire Corp.	59,985	2,846
Kaiser Aluminum Corp.	119,645	12,456
US Silica Holdings, Inc.	353,400	9,079

		25,867

Oil, Gas & Coal - 6.4%
Abraxas Petroleum Corp.*	197,206	570
Arch Coal, Inc., Class A	88,456	6,938
C&J Energy Services, Inc.*	29,533	697
Callon Petroleum Co.*	1,430,397	15,362
Centennial Resource Development, Inc., Class A*	114,163	2,062
Cloud Peak Energy, Inc.*	237,996	831
CNX Resources Corp.*	96,441	1,715
Cosan Ltd., Class A	63,300	483
CVR Energy, Inc.	37,424	1,384
Delek U.S. Holdings, Inc.	414,526	20,797
Denbury Resources, Inc.*	173,230	833
Diamond Offshore Drilling, Inc.*	458,324	9,561
Dril-Quip, Inc.*	217,649	11,187
Ensco PLC, Class A	1,688,042	12,255
Exterran Corp.*	152,987	3,831
Forum Energy Technologies, Inc.*	208,115	2,570
Gran Tierra Energy, Inc.*	166,050	573
Halcon Resources Corp.*	497,474	2,184
HighPoint Resources Corp.*	90,915	553
Key Energy Services, Inc.*	171,333	2,782
Mammoth Energy Services, Inc.*	19,273	654
Matrix Service Co.*	212,452	3,898
McDermott International, Inc.*	791,151	15,546
Midstates Petroleum Co., Inc.*	215,244	2,929
Natural Gas Services Group, Inc.*	195,358	4,610
Newpark Resources, Inc.*	970,913	10,534
Oasis Petroleum, Inc.*	597,534	7,750
Oil States International, Inc.*	163,483	5,248
Par Pacific Holdings, Inc.*	60,214	1,047
PBF Energy, Inc., Class A	47,701	2,000

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.6% continued
Oil, Gas & Coal - 6.4% continued
PDC Energy, Inc.*	307,767	$18,605
ProPetro Holding Corp.*	35,791	561
Rowan Cos. PLC, Class A*	521,190	8,454
RSP Permian, Inc.*	170,089	7,487
SEACOR Holdings, Inc.	66,507	3,809
SemGroup Corp., Class A	460,909	11,707
SM Energy Co.	48,112	1,236
Southwestern Energy Co.*	253,184	1,342
SRC Energy, Inc.*	1,303,645	14,366
Thermon Group Holdings, Inc.*	133,812	3,060
Unit Corp.*	467,433	11,948
W&T Offshore, Inc.*	59,950	429

		234,388

Passenger Transportation - 0.2%
Copa Holdings S.A., Class A	13,440	1,272
Hawaiian Holdings, Inc.	67,521	2,427
SkyWest, Inc.	22,320	1,159
Spirit Airlines, Inc.*	29,416	1,069

		5,927

Real Estate Investment Trusts - 9.8%
Acadia Realty Trust	341,781	9,355
Agree Realty Corp.	191,331	10,096
American Assets Trust, Inc.	102,288	3,917
Apple Hospitality REIT, Inc.	99,281	1,775
Brandywine Realty Trust	76,949	1,299
Chatham Lodging Trust	225,557	4,786
Chesapeake Lodging Trust	682,862	21,606
CorEnergy Infrastructure Trust, Inc.	44,568	1,676
CorePoint Lodging, Inc.*	25,266	654
Corporate Office Properties Trust	111,017	3,218
Cousins Properties, Inc.	1,371,821	13,293
DiamondRock Hospitality Co.	1,560,091	19,158
Education Realty Trust, Inc.	263,555	10,937
First Industrial Realty Trust, Inc.	422,174	14,075
Franklin Street Properties Corp.	805,718	6,897
GEO Group (The), Inc.	608,304	16,753
Getty Realty Corp.	105,216	2,964
Healthcare Realty Trust, Inc.	475,505	13,828
Hersha Hospitality Trust	53,744	1,153
Hospitality Properties Trust	70,837	2,027
Independence Realty Trust, Inc.	196,381	2,025
Kite Realty Group Trust	152,672	2,608
LaSalle Hotel Properties	964,349	33,010
Life Storage, Inc.	20,049	1,951
Mack-Cali Realty Corp.	368,986	7,483
Medical Properties Trust, Inc.	100,967	1,418
MFA Financial, Inc.	901,492	6,833
Monmouth Real Estate Investment Corp.	84,266	1,393
National Health Investors, Inc.	133,778	9,857
New York Mortgage Trust, Inc.	374,326	2,250
One Liberty Properties, Inc.	130,540	3,448
Pebblebrook Hotel Trust	214,336	8,316
Physicians Realty Trust	508,145	8,100
Piedmont Office Realty Trust, Inc., Class A	404,729	8,066
PotlatchDeltic Corp.	200,900	10,216
PS Business Parks, Inc.	75,782	9,738
Ramco-Gershenson Properties Trust	854,081	11,282
Retail Opportunity Investments Corp.	48,454	928
Retail Properties of America, Inc., Class A	94,601	1,209
Rexford Industrial Realty, Inc.	34,946	1,097
Select Income REIT	281,590	6,327
Spirit MTA REIT*	18,378	189
Spirit Realty Capital, Inc.	183,789	1,476
STORE Capital Corp.	85,358	2,339
Summit Hotel Properties, Inc.	337,323	4,827
Sunstone Hotel Investors, Inc.	999,238	16,607
Terreno Realty Corp.	179,529	6,763
Tier REIT, Inc.	170,205	4,047
Washington Prime Group, Inc.	609,800	4,945
Washington Real Estate Investment Trust	211,324	6,409
Weingarten Realty Investors	233,330	7,189
Winthrop Realty Trust*	35,149	24
Xenia Hotels & Resorts, Inc.	350,847	8,547

		360,384

Recreational Facilities & Services - 0.7%
International Speedway Corp., Class A	356,627	15,941
Marcus (The) Corp.	343,757	11,172

		27,113

Renewable Energy - 1.0%
Advanced Energy Industries, Inc.*	177,597	10,317
Canadian Solar, Inc.*	25,213	308
EnerSys	93,009	6,942
Green Plains, Inc.	300,266	5,495

EQUITY FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.6% continued
Renewable Energy - 1.0% continued
Renewable Energy Group, Inc.*	159,543	$2,848
REX American Resources Corp.*	116,635	9,444

		35,354

Retail - Consumer Staples - 0.3%
Ingles Markets, Inc., Class A	37,713	1,199
PriceSmart, Inc.	24,062	2,178
SpartanNash Co.	147,904	3,774
Village Super Market, Inc., Class A	41,808	1,232
Weis Markets, Inc.	29,060	1,550

		9,933

Retail - Discretionary - 3.9%
Abercrombie & Fitch Co., Class A	29,315	718
American Eagle Outfitters, Inc.	193,918	4,509
AutoNation, Inc.*	39,577	1,923
Beacon Roofing Supply, Inc.*	29,313	1,249
BMC Stock Holdings, Inc.*	305,504	6,370
Boot Barn Holdings, Inc.*	86,548	1,796
Caleres, Inc.	121,729	4,186
Chico’s FAS, Inc.	55,085	448
Children’s Place (The), Inc.	28,591	3,454
Citi Trends, Inc.	47,089	1,292
Conn’s, Inc.*	69,675	2,299
Dick’s Sporting Goods, Inc.	35,642	1,256
Dillard’s, Inc., Class A	10,549	997
DSW, Inc., Class A	431,341	11,137
Ethan Allen Interiors, Inc.	363,265	8,900
FirstCash, Inc.	128,692	11,563
Foot Locker, Inc.	52,240	2,750
Genesco, Inc.*	161,645	6,417
GMS, Inc.*	17,690	479
Group 1 Automotive, Inc.	277,330	17,472
Haverty Furniture Cos., Inc.	204,106	4,409
Hertz Global Holdings, Inc.*	36,229	556
La-Z-Boy, Inc.	314,402	9,621
Office Depot, Inc.	2,433,327	6,205
Party City Holdco, Inc.*	41,564	634
Penske Automotive Group, Inc.	36,624	1,716
Rush Enterprises, Inc., Class A*	276,480	11,994
Shoe Carnival, Inc.	267,470	8,679
Sonic Automotive, Inc., Class A	444,386	9,154
Tailored Brands, Inc.	21,226	542

		142,725

Semiconductors - 1.2%
Amkor Technology, Inc.*	966,551	8,303
Cavium, Inc.*	27,383	2,368
Cirrus Logic, Inc.*	65,591	2,514
Cohu, Inc.	73,980	1,813
Diodes, Inc.*	130,894	4,512
FormFactor, Inc.*	129,537	1,723
II-VI, Inc.*	69,480	3,019
KEMET Corp.*	24,397	589
Kulicke & Soffa Industries, Inc.	30,434	725
Nanometrics, Inc.*	10,241	363
Photronics, Inc.*	513,805	4,097
Power Integrations, Inc.	38,177	2,789
Semtech Corp.*	54,175	2,549
SMART Global Holdings, Inc.*	9,528	304
Vishay Intertechnology, Inc.	202,399	4,696
Xcerra Corp.*	221,219	3,090

		43,454

Software - 0.8%
Acxiom Corp.*	300,626	9,004
Blackbaud, Inc.	32,761	3,356
Digi International, Inc.*	109,708	1,448
Ebix, Inc.	61,386	4,681
Progress Software Corp.	153,480	5,958
TiVo Corp.	288,784	3,884
Zynga, Inc., Class A*	336,432	1,369

		29,700

Specialty Finance - 2.1%
Air Lease Corp.	312,998	13,136
Encore Capital Group, Inc.*	164,337	6,015
Enova International, Inc.*	75,070	2,744
Essent Group Ltd.*	42,283	1,514
First American Financial Corp.	147,714	7,640
GATX Corp.	184,592	13,702
Marlin Business Services Corp.	18,369	548
Meta Financial Group, Inc.	6,352	619
MGIC Investment Corp.*	1,329,293	14,250
Nelnet, Inc., Class A	175,923	10,276
Ocwen Financial Corp.*	460,939	1,825
Walker & Dunlop, Inc.	13,272	739
World Acceptance Corp.*	26,247	2,914

		75,922

Technology Services - 2.7%
CACI International, Inc., Class A*	190,606	32,127

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.6% continued
Technology Services - 2.7% continued
Conduent, Inc.*	90,725	$1,648
Convergys Corp.	998,279	24,398
CSG Systems International, Inc.	35,185	1,438
Cubic Corp.	115,724	7,429
ICF International, Inc.	80,365	5,710
ManTech International Corp., Class A	200,911	10,777
Perficient, Inc.*	200,910	5,298
Sykes Enterprises, Inc.*	154,936	4,459
TTEC Holdings, Inc.	26,326	910
Virtusa Corp.*	137,175	6,678

		100,872

Telecom - 0.6%
ATN International, Inc.	33,478	1,767
EchoStar Corp., Class A*	20,777	922
Iridium Communications, Inc.*	598,371	9,634
Shenandoah Telecommunications Co.	57,377	1,876
Telephone & Data Systems, Inc.	277,387	7,606
United States Cellular Corp.*	22,466	832

		22,637

Transportation & Logistics - 2.8%
ArcBest Corp.	92,599	4,232
Ardmore Shipping Corp.*	259,676	2,129
DHT Holdings, Inc.	868,911	4,075
Echo Global Logistics, Inc.*	120,423	3,522
Frontline Ltd.*	811,541	4,740
GasLog Ltd.	34,789	665
Genesee & Wyoming, Inc., Class A*	26,701	2,171
Marten Transport Ltd.	191,738	4,496
Matson, Inc.	18,296	702
Mobile Mini, Inc.	606,632	28,451
Navigator Holdings Ltd.*	233,628	2,955
Ryder System, Inc.	22,834	1,641
Saia, Inc.*	227,812	18,419
Schneider National, Inc., Class B	40,774	1,122
Ship Finance International Ltd.	1,335,684	19,969
Teekay Corp.	215,006	1,666
Tsakos Energy Navigation Ltd.	444,426	1,653
Werner Enterprises, Inc.	31,228	1,173

		103,781

Transportation Equipment - 0.3%
Greenbrier (The) Cos., Inc.	176,599	9,315
Wabash National Corp.	24,847	464

		9,779

Utilities - 5.2%
ALLETE, Inc.	307,811	23,828
El Paso Electric Co.	372,132	21,993
IDACORP, Inc.	158,980	14,664
National Fuel Gas Co.	36,981	1,959
NorthWestern Corp.	284,147	16,267
ONE Gas, Inc.	177,192	13,243
Ormat Technologies, Inc.	21,848	1,162
Otter Tail Corp.	220,499	10,496
PNM Resources, Inc.	472,083	18,364
Portland General Electric Co.	372,007	15,907
SJW Group	9,520	630
Southwest Gas Holdings, Inc.	326,468	24,900
Spire, Inc.	182,295	12,879
WGL Holdings, Inc.	172,524	15,312

		191,604

Waste & Environment Services & Equipment - 0.4%
Cantel Medical Corp.	46,422	4,566
Clean Harbors, Inc.*	24,355	1,353
Tetra Tech, Inc.	125,927	7,367

		13,286

Total Common Stocks (Cost $2,422,228)		3,546,717

MASTER LIMITED PARTNERSHIPS - 0.2%
Asset Management - 0.2%
Compass Diversified Holdings	396,429	6,858

Total Master Limited Partnerships (Cost $5,322)		6,858

OTHER - 0.0%(1)
Escrow DLB Oil & Gas*	2,100	—

Total Other (Cost $ — )		—

INVESTMENT COMPANIES - 2 .8%
Northern Institutional Funds - U.S. Government Portfolio,
1.72%(2) (3)	104,249,228	104,249

Total Investment Companies (Cost $104,249)		104,249

EQUITY FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT - TERM INVESTMENTS - 0.3%
U.S. Treasury Bill,
1.59%, 7/19/18(4) (5)	$11,909	$11,899

Total Short-Term Investments (Cost $11,900)		11,899

Total Investments - 99.9% (Cost $2,543,699)		3,669,723

Other Assets less Liabilities - 0.1%		2,681

NET ASSETS - 100.0%		$3,672,404

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of June 30, 2018 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2018, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-Mini Russell 2000 Index	545	$44,894	Long	9/18	$(810)
E-Mini S&P 500	409	55,657	Long	9/18	(1,009)

Total					$(1,819)

At June 30, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	11.4%
Consumer Staples	2.5
Energy	8.3
Financials	27.7
Health Care	5.8
Industrials	13.2
Information Technology	10.1
Materials	4.9
Real Estate	10.1
Telecommunication Services	0.6
Utilities	5.4

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common stocks
Real Estate Investment Trusts	$360,360	$24	$—	$360,384
All Other Industries(1)	3,186,333	—	—	3,186,333

Total Common Stocks	3,546,693	24	—	3,546,717

Master Limited Partnerships(1)	6,858	—	—	6,858
Investment Companies	104,249	—	—	104,249
Short-Term Investments	—	11,899	—	11,899

Total Investments	$3,657,800	$11,923	$—	$3,669,723

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(1,819)	$—	$—	$(1,819)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued	JUNE 30, 2018 (UNAUDITED)

At June 30, 2018, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2018.

Transactions in affiliated investments for the three months ended June 30, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio	$50,643	$109,517	$55,911	$287	$104,249	104,249

EQUITY FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

U.S. QUALITY ESG FUND	JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.7%
Aerospace & Defense - 4.0%
Boeing (The) Co.	1,582	$531
General Dynamics Corp.	729	136
Lockheed Martin Corp.	945	279
United Technologies Corp.	341	42

		988

Apparel & Textile Products - 1.3%
Michael Kors Holdings Ltd.*	70	5
NIKE, Inc., Class B	1,797	143
VF Corp.	2,048	167

		315

Asset Management - 2.9%
Ameriprise Financial, Inc.	1,141	160
BlackRock, Inc.	64	32
Charles Schwab (The) Corp.	4,623	236
Franklin Resources, Inc.	3,377	108
T. Rowe Price Group, Inc.	1,468	170

		706

Automotive - 0.4%
Aptiv PLC	1,140	104

Banking - 6.4%
Bank of America Corp.	7,191	203
Citigroup, Inc.	9,958	666
Comerica, Inc.	536	49
Fifth Third Bancorp	3,564	102
First Republic Bank	479	46
JPMorgan Chase & Co.	3,969	414
SVB Financial Group*	133	39
Zions Bancorporation	972	51

		1,570

Biotechnology & Pharmaceuticals - 5.5%
AbbVie, Inc.	2,286	212
Amgen, Inc.	150	28
Biogen, Inc.*	514	149
Bristol-Myers Squibb Co.	510	28
Celgene Corp.*	158	13
Gilead Sciences, Inc.	2,482	176
Johnson & Johnson	1,790	217
Merck & Co., Inc.	7,750	470
Perrigo Co. PLC	801	58
Zoetis, Inc.	71	6

		1,357

Chemicals - 1.5%
3M Co.	1,385	273
Avery Dennison Corp.	953	97
PPG Industries, Inc.	28	3

		373

Commercial Services - 1.0%
Ecolab, Inc.	979	138
ManpowerGroup, Inc.	301	26
Robert Half International, Inc.	1,125	73

		237

Consumer Products - 5.3%
Brown-Forman Corp., Class B	104	5
Clorox (The) Co.	1,015	137
Coca-Cola (The) Co.	457	20
Colgate-Palmolive Co.	2,086	135
Conagra Brands, Inc.	324	12
Dr. Pepper Snapple Group, Inc.	910	111
Herbalife Nutrition Ltd.*	342	18
Hershey (The) Co.	165	15
Kellogg Co.	1,701	119
Kimberly-Clark Corp.	992	105
PepsiCo, Inc.	3,274	357
Procter & Gamble (The) Co.	3,552	277

		1,311

Consumer Services - 0.1%
Graham Holdings Co., Class B	33	19

Distributors - Consumer Staples - 0.4%
Bunge Ltd.	1,518	106
Sysco Corp.	41	3

		109

Electrical Equipment - 2.0%
General Electric Co.	11,188	152
Ingersoll-Rand PLC	398	36
Lennox International, Inc.	325	65
Rockwell Automation, Inc.	931	155
Trimble, Inc.*	2,593	85

		493

Gaming, Lodging & Restaurants - 1.7%
Darden Restaurants, Inc.	1,122	120
Domino’s Pizza, Inc.	172	49
Marriott International, Inc., Class A	1,449	183
McDonald’s Corp.	407	64

		416

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

U.S. QUALITY ESG FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.7% continued
Hardware - 6.7%
Apple, Inc.	5,487	$1,016
ARRIS International PLC*	2,449	60
Cisco Systems, Inc.	3,446	148
F5 Networks, Inc.*	249	43
HP, Inc.	6,348	144
Motorola Solutions, Inc.	608	71
NetApp, Inc.	690	54
Xerox Corp.	1,097	26
Zebra Technologies Corp., Class A*	665	95

		1,657

Health Care Facilities & Services - 6.2%
Aetna, Inc.	812	149
AmerisourceBergen Corp.	1,332	114
Anthem, Inc.	584	139
Cardinal Health, Inc.	2,397	117
Centene Corp.*	871	107
Cigna Corp.	924	157
CVS Health Corp.	109	7
Express Scripts Holding Co.*	1,235	95
HCA Healthcare, Inc.	973	100
Henry Schein, Inc.*	1,879	137
Humana, Inc.	505	150
McKesson Corp.	567	76
Premier, Inc., Class A*	2,838	103
UnitedHealth Group, Inc.	324	79

		1,530

Home & Office Products - 0.2%
Tempur Sealy International, Inc.*	232	11
Toll Brothers, Inc.	1,041	39

		50

Industrial Services - 0.3%
W.W. Grainger, Inc.	256	79

Institutional Financial Services - 1.6%
Bank of New York Mellon (The) Corp.	1,972	106
Goldman Sachs Group (The), Inc.	1,090	240
Morgan Stanley	950	45
State Street Corp.	113	11

		402

Insurance - 2.4%
Aflac, Inc.	2,672	115
Allstate (The) Corp.	1,857	169
Aon PLC	910	125
Loews Corp.	200	10
Marsh & McLennan Cos., Inc.	109	9
Travelers (The) Cos., Inc.	1,284	157
White Mountains Insurance Group Ltd.	5	4

		589

Iron & Steel - 0.4%
Nucor Corp.	1,740	109

Machinery - 2.0%
AGCO Corp.	109	6
Caterpillar, Inc.	2,248	305
Illinois Tool Works, Inc.	1,220	169
Toro (The) Co.	247	15

		495

Media - 2.2%
Alphabet, Inc., Class A*	122	138
Alphabet, Inc., Class C*	168	187
Sirius XM Holdings, Inc.	11,927	81
VeriSign, Inc.*	812	112
Walt Disney (The) Co.	259	27

		545

Medical Equipment & Devices - 3.1%
Agilent Technologies, Inc.	1,720	106
Hologic, Inc.*	1,928	77
IDEXX Laboratories, Inc.*	432	94
Medtronic PLC	251	22
Mettler-Toledo International, Inc.*	197	114
PerkinElmer, Inc.	1,118	82
Thermo Fisher Scientific, Inc.	951	197
Waters Corp.*	430	83

		775

Oil, Gas & Coal - 4.0%
ConocoPhillips	145	10
Exxon Mobil Corp.	2,378	197
Halliburton Co.	719	32
National Oilwell Varco, Inc.	1,307	57
ONEOK, Inc.	440	31
PBF Energy, Inc., Class A	3,593	150
Pioneer Natural Resources Co.	54	10
RPC, Inc.	5,880	86
Schlumberger Ltd.	3,280	220
Valero Energy Corp.	1,793	199

		992

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.7% continued
Passenger Transportation - 0.1%
Delta Air Lines, Inc.	114	$6
Southwest Airlines Co.	123	6

		12

Real Estate - 0.2%
Jones Lang LaSalle, Inc.	341	57
Real Estate Investment Trusts - 3.7%
American Tower Corp.	1,052	152
AvalonBay Communities, Inc.	692	119
Boston Properties, Inc.	749	94
Host Hotels & Resorts, Inc.	1,662	35
Kilroy Realty Corp.	555	42
Liberty Property Trust	3,015	134
Park Hotels & Resorts, Inc.	124	4
Prologis, Inc.	2,805	184
Public Storage	28	6
Senior Housing Properties Trust	3,995	72
Simon Property Group, Inc.	297	51
UDR, Inc.	246	9
Weyerhaeuser Co.	610	22

		924

Retail - Consumer Staples - 0.3%
Kroger (The) Co.	2,876	82
Target Corp.	56	4

		86

Retail - Discretionary - 8.0%
Best Buy Co., Inc.	2,359	176
eBay, Inc.*	3,351	122
Foot Locker, Inc.	2,909	153
Gap (The), Inc.	2,675	87
Home Depot (The), Inc.	3,625	707
Kohl’s Corp.	448	33
Lowe’s Cos., Inc.	2,676	256
Ross Stores, Inc.	142	12
Tiffany & Co.	930	122
TJX (The) Cos., Inc.	1,140	108
Tractor Supply Co.	682	52
Williams-Sonoma, Inc.	2,481	152

		1,980

Semiconductors - 4.6%
Applied Materials, Inc.	3,487	161
Intel Corp.	2,145	106
KLA-Tencor Corp.	56	6
Lam Research Corp.	103	18
NVIDIA Corp.	1,257	298
QUALCOMM, Inc.	2,215	124
Texas Instruments, Inc.	3,746	413

		1,126

Software - 7.2%
Activision Blizzard, Inc.	810	62
ANSYS, Inc.*	535	93
athenahealth, Inc.*	729	116
CA, Inc.	4,151	148
Citrix Systems, Inc.*	460	48
Electronic Arts, Inc.*	1,149	162
Intuit, Inc.	972	199
Manhattan Associates, Inc.*	662	31
Microsoft Corp.	7,758	765
SS&C Technologies Holdings, Inc.	512	27
Veeva Systems, Inc., Class A*	301	23
VMware, Inc., Class A*	711	104

		1,778

Specialty Finance - 4.9%
Ally Financial, Inc.	1,342	35
American Express Co.	2,743	269
Credit Acceptance Corp.*	60	21
Jack Henry & Associates, Inc.	181	23
Mastercard, Inc., Class A	3,597	707
Visa, Inc., Class A	776	103
Western Union (The) Co.	2,355	48

		1,206

Technology Services - 4.4%
Accenture PLC, Class A	2,356	385
Booz Allen Hamilton Holding Corp.	83	4
Broadridge Financial Solutions, Inc.	583	67
Cognizant Technology Solutions Corp., Class A	131	10
Conduent, Inc.*	664	12
FactSet Research Systems, Inc.	751	149
International Business Machines Corp.	2,260	316
S&P Global, Inc.	227	46
Teradata Corp.*	2,508	101

		1,090

Telecom - 1.1%
AT&T, Inc.	3,085	99

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

U.S. QUALITY ESG FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.7% continued
Telecom - 1.1% continued
Sprint Corp.*	9,151	$50
Verizon Communications, Inc.	2,425	122

		271

Transportation & Logistics - 0.7%
Expeditors International of Washington, Inc.	2,212	162

Transportation Equipment - 0.6%
Allison Transmission Holdings, Inc.	170	7
Cummins, Inc.	992	132

		139

Utilities - 2.3%
CenterPoint Energy, Inc.	2,834	79
Consolidated Edison, Inc.	42	3
Edison International	2,046	130
Exelon Corp.	4,442	189
NextEra Energy, Inc.	545	91
UGI Corp.	1,326	69

		561

Total Common Stocks (Cost $23,522)		24,613

INVESTMENT COMPANIES - 1.1%
Northern Institutional Funds - U.S. Government Portfolio,
1.72%(1) (2)	279,692	280

Total Investment Companies
(Cost $280)		280
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT - TERM INVESTMENTS - 0.2%
U.S. Treasury Bill, 1.85%, 7/19/18(3)	$50	$50
Total Short-Term Investments
(Cost $50)		50
Total Investments - 101.0% (Cost $23,852)		24,943

Liabilities less Other Assets - (1.0%)		(240)

NET ASSETS - 100.0%		$24,703

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of June 30, 2018 is disclosed.
(3)	Discount rate at the time of purchase.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2018, the industry sectors for the Fund were:

INDUSRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	11.7%
Consumer Staples	6.1
Energy	4.0
Financials	15.4
Health Care	15.4
Industrials	10.8
Information Technology	27.8
Materials	1.4
Real Estate	4.0
Telecommunication Services	1.1
Utilities	2.3
Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$24,613	$—	$—	$24,613
Investment Companies	280	—	—	280
Short-Term Investments	—	50	—	50

Total Investments	$24,893	$50	$—	$24,943

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2018, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2018.

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

Transactions in affiliated investments for the three months ended June 30, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio	$—	$3,368	$3,088	$1	$280	280

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND	JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.4%(1)
Australia - 0.0%
MMG Ltd.*	1,344,000	$933

Brazil - 3.7%
Ambev S.A.	2,375,360	11,020
Ambev S.A. ADR	260,254	1,205
Atacadao Distribuicao Comercio e Industria Ltda.*	224,000	860
B3 S.A. - Brasil Bolsa Balcao*	1,150,882	6,099
Banco Bradesco S.A.*	562,063	3,509
Banco do Brasil S.A.*	480,044	3,524
Banco Santander Brasil S.A.	198,536	1,498
Banco Santander Brasil S.A. ADR	28,083	211
BB Seguridade Participacoes S.A.	390,601	2,479
BR Malls Participacoes S.A.*	470,590	1,183
BRF S.A.*	295,420	1,371
CCR S.A.	677,300	1,756
Centrais Eletricas Brasileiras S.A.*	125,800	400
Cia de Saneamento Basico do Estado de Sao Paulo*	187,571	1,127
Cia Siderurgica Nacional S.A.*	352,990	715
Cielo S.A.	683,539	2,919
Cosan S.A. Industria e Comercio	88,847	816
EDP - Energias do Brasil S.A.	167,339	592
Embraer S.A.	372,162	2,324
Engie Brasil Energia S.A.	89,038	781
Equatorial Energia S.A.	94,614	1,389
Fibria Celulose S.A.	139,117	2,592
Hypera S.A.*	197,958	1,407
IRB Brasil Resseguros S/A	60,800	744
JBS S.A.	533,136	1,265
Klabin S.A.	393,141	1,980
Kroton Educacional S.A.	779,652	1,881
Localiza Rent a Car S.A.*	282,287	1,723
Lojas Renner S.A.	398,514	2,976
M Dias Branco S.A.*	56,400	540
Magazine Luiza S.A.	42,600	1,401
Multiplan Empreendimentos Imobiliarios S.A.*	54,846	801
Natura Cosmeticos S.A.	108,414	848
Odontoprev S.A.	148,850	507
Petrobras Distribuidora S.A.	195,100	911
Petroleo Brasileiro S.A.*	1,510,878	7,563
Petroleo Brasileiro S.A. ADR*	76,267	765
Porto Seguro S.A.	54,008	564
Raia Drogasil S.A.*	129,407	2,187
Rumo S.A.*	609,300	2,201
Sul America S.A.	114,785	549
Suzano Papel e Celulose S.A.	249,500	2,879
TIM Participacoes S.A.	478,536	1,612
Ultrapar Participacoes S.A.	202,424	2,397
Vale S.A.*	1,712,969	21,824
Vale S.A. ADR*	58,910	755
WEG S.A.	468,124	1,946

		110,596

Chile - 0.9%
Aguas Andinas S.A., Class A	1,457,245	796
Banco de Chile	14,098,116	2,179
Banco de Credito e Inversiones S.A.	24,433	1,626
Banco Santander Chile	36,304,059	2,843
Banco Santander Chile ADR	1,400	44
Cencosud S.A.	801,407	1,981
Cia Cervecerias Unidas S.A.	81,298	1,018
Colbun S.A.	4,364,823	900
Empresa Nacional de Telecomunicaciones S.A.	86,247	792
Empresas CMPC S.A.	697,490	2,541
Empresas COPEC S.A.	218,019	3,337
Enel Americas S.A.	15,927,775	2,815
Enel Americas S.A. ADR	3,072	27
Enel Chile S.A.	15,270,794	1,507
Enel Chile S.A. ADR	3,072	15
Itau CorpBanca	86,302,545	843
Latam Airlines Group S.A.	169,875	1,677
S.A.C.I. Falabella	406,183	3,722

		28,663

China - 27.5%
3SBio, Inc.(2)	639,000	1,445
51job, Inc. ADR*	13,800	1,347
58.com, Inc. ADR*	51,566	3,576
AAC Technologies Holdings, Inc.	410,000	5,737
AECC Aviation Power Co. Ltd., Class A	8,800	30
Agile Group Holdings Ltd.	880,000	1,499
Agricultural Bank of China Ltd., Class A	255,600	132
Agricultural Bank of China Ltd., Class H	16,301,367	7,571
Air China Ltd., Class A	16,900	23
Air China Ltd., Class H	1,032,705	989
Aisino Corp., Class A	7,500	28
Alibaba Group Holding Ltd. ADR*	646,340	119,915
Aluminum Corp. of China Ltd., Class H*	2,209,435	969

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued	JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.4%(1) continued
China - 27.5% continued
Angang Steel Co. Ltd., Class H	602,000	$539
Anhui Conch Cement Co. Ltd., Class A	16,800	84
Anhui Conch Cement Co. Ltd., Class H	689,575	3,917
ANTA Sports Products Ltd.	600,432	3,159
Anxin Trust Co. Ltd., Class A	26,089	28
Autohome, Inc. ADR	33,026	3,336
AVIC Aircraft Co. Ltd., Class A	10,900	26
Avic Capital Co. Ltd., Class A	37,900	27
AviChina Industry & Technology Co. Ltd., Class H	1,221,313	725
BAIC Motor Corp. Ltd., Class H(2)	987,500	940
Baidu, Inc. ADR*	154,370	37,512
Bank of Beijing Co. Ltd., Class A	97,600	89
Bank of China Ltd., Class A	223,900	122
Bank of China Ltd., Class H	44,366,652	21,862
Bank of Communications Co. Ltd., Class A	177,500	153
Bank of Communications Co. Ltd., Class H*	4,862,117	3,706
Bank of Hangzhou Co. Ltd., Class A	14,800	25
Bank of Jiangsu Co. Ltd., Class A	52,088	50
Bank of Nanjing Co. Ltd., Class A	34,796	41
Bank of Ningbo Co. Ltd., Class A	21,000	51
Bank of Shanghai Co. Ltd., Class A	34,193	81
Baoshan Iron & Steel Co. Ltd., Class A	76,496	89
BBMG Corp., Class H	1,308,000	480
Beijing Capital International Airport Co. Ltd., Class H	940,000	989
Beijing Tongrentang Co. Ltd., Class A	5,600	30
BOE Technology Group Co. Ltd., Class A	138,000	73
BYD Co. Ltd., Class A	7,500	54
BYD Co. Ltd., Class H	357,199	2,156
BYD Electronic International Co. Ltd.	392,000	528
CAR, Inc.*	419,000	418
CGN Power Co. Ltd., Class H(2)	5,990,000	1,544
Changjiang Securities Co. Ltd., Class A	25,000	20
China Cinda Asset Management Co. Ltd., Class H	4,958,000	1,591
China CITIC Bank Corp. Ltd., Class A	26,400	25
China CITIC Bank Corp. Ltd., Class H	4,980,286	3,096
China Coal Energy Co. Ltd., Class H	1,136,000	469
China Communications Construction Co. Ltd., Class A	11,000	19
China Communications Construction Co. Ltd., Class H	2,470,287	2,374
China Communications Services Corp. Ltd., Class H	1,317,035	834
China Conch Venture Holdings Ltd.	905,500	3,309
China Construction Bank Corp., Class A	44,500	44
China Construction Bank Corp., Class H	53,740,693	49,279
China Eastern Airlines Corp. Ltd., Class A	36,500	36
China Eastern Airlines Corp. Ltd., Class H	778,000	522
China Everbright Bank Co. Ltd., Class A	175,900	97
China Everbright Bank Co. Ltd., Class H	1,466,000	627
China Everbright International Ltd.	1,393,000	1,793
China Evergrande Group*	1,472,411	3,743
China Film Co. Ltd., Class A	7,800	19
China Fortune Land Development Co. Ltd., Class A	11,800	46
China Galaxy Securities Co. Ltd., Class H	1,996,000	1,017
China Grand Automotive Services Co. Ltd., Class A	19,200	17
China Huarong Asset Management Co. Ltd., Class H(2)	5,492,000	1,585
China Huishan Dairy Holdings Co. Ltd.* (3)	1,922,380	—
China International Capital Corp. Ltd., Class H(2)	578,800	1,028
China International Marine Containers Group Co. Ltd., Class H	236,800	308
China International Travel Service Corp. Ltd., Class A	8,400	82
China Life Insurance Co. Ltd., Class A	13,500	46
China Life Insurance Co. Ltd., Class H	4,155,544	10,669
China Literature Ltd.* (2)	101,600	949
China Longyuan Power Group Corp. Ltd., Class H	1,772,473	1,422
China Medical System Holdings Ltd.	765,000	1,522
China Mengniu Dairy Co. Ltd.*	1,535,870	5,180
China Merchants Bank Co. Ltd., Class A	83,288	331
China Merchants Bank Co. Ltd., Class A (Shanghai Exchange)	4,200	17
China Merchants Bank Co. Ltd., Class H	2,178,933	7,967
China Merchants Securities Co. Ltd., Class A	25,000	52

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.4%(1) continued
China - 27.5% continued
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	27,300	$78
China Minsheng Banking Corp. Ltd., Class A	130,700	138
China Minsheng Banking Corp. Ltd., Class H	3,461,654	2,462
China Molybdenum Co. Ltd., Class A	29,100	28
China Molybdenum Co. Ltd., Class H	2,103,000	1,008
China National Building Material Co. Ltd., Class H	2,154,000	2,122
China National Chemical Engineering Co. Ltd., Class A	19,700	20
China National Nuclear Power Co. Ltd., Class A	47,898	41
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	13,600	23
China Oilfield Services Ltd., Class H	996,757	935
China Pacific Insurance Group Co. Ltd., Class A	26,500	127
China Pacific Insurance Group Co. Ltd., Class H	1,473,337	5,659
China Petroleum & Chemical Corp., Class A	105,100	103
China Petroleum & Chemical Corp., Class H	14,254,628	12,795
China Railway Construction Corp. Ltd., Class A	46,900	61
China Railway Construction Corp. Ltd., Class H	1,119,000	1,127
China Railway Group Ltd., Class H	2,101,827	1,580
China Railway Signal & Communication Corp. Ltd., Class H(2)	823,000	583
China Reinsurance Group Corp. Class H	3,130,000	685
China Resources Pharmaceutical Group Ltd.(2)	877,000	1,211
China Shenhua Energy Co. Ltd., Class H	1,898,136	4,469
China Shipbuilding Industry Group Power Co. Ltd., Class A*	6,100	16
China Southern Airlines Co. Ltd., Class A	29,700	38
China Southern Airlines Co. Ltd., Class H	1,014,530	791
China State Construction Engineering Corp. Ltd., Class A	177,380	146
China Telecom Corp. Ltd., Class H	7,734,339	3,607
China Vanke Co. Ltd., Class A	40,500	150
China Vanke Co. Ltd., Class H	702,272	2,452
China Yangtze Power Co. Ltd., Class A	63,200	154
China Zhongwang Holdings Ltd.	900,800	475
Chongqing Changan Automobile Co. Ltd., Class A	14,900	20
Chongqing Changan Automobile Co. Ltd., Class B	424,300	428
Chongqing Rural Commercial Bank Co. Ltd., Class H	1,417,434	841
CIFI Holdings Group Co. Ltd.	1,920,605	1,215
CITIC Securities Co. Ltd., Class A	41,700	104
CITIC Securities Co. Ltd., Class H	1,264,500	2,515
CNOOC Ltd.	9,978,433	17,096
COSCO SHIPPING Development Co. Ltd., Class H*	2,068,000	343
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	684,000	328
COSCO SHIPPING Holdings Co. Ltd., Class A*	33,500	25
COSCO SHIPPING Holdings Co. Ltd., Class H*	1,434,500	652
Country Garden Holdings Co. Ltd.	4,252,303	7,419
CRRC Corp. Ltd., Class A	86,191	100
CRRC Corp. Ltd., Class H	2,343,991	1,810
CSPC Pharmaceutical Group Ltd.	2,616,000	7,863
Ctrip.com International Ltd. ADR*	219,528	10,456
Dali Foods Group Co. Ltd.(2)	1,146,500	883
Daqin Railway Co. Ltd., Class A	65,400	81
Datang International Power Generation Co. Ltd., Class H*	1,688,000	516
Dongfeng Motor Group Co. Ltd., Class H	1,529,169	1,615
Dongxing Securities Co. Ltd., Class A	9,200	18
Dongxu Optoelectronic Technology Co. Ltd., Class A	21,100	19
ENN Energy Holdings Ltd.	424,279	4,167
Everbright Securities Co. Ltd., Class A	16,698	28
Fang Holdings Ltd. ADR*	117,100	454
Fangda Carbon New Material Co. Ltd., Class A	7,700	28
Focus Media Information Technology Co. Ltd., Class A	50,400	72
Foshan Haitian Flavouring & Food Co. Ltd., Class A	9,587	106
Fosun International Ltd.	1,438,865	2,688

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.4%(1) continued
China - 27.5% continued
Founder Securities Co. Ltd., Class A*	34,400	$35
Future Land Development Holdings Ltd.*	990,000	891
Future Land Holdings Co. Ltd., Class A	9,294	43
Fuyao Glass Industry Group Co. Ltd., Class A	6,892	27
Fuyao Glass Industry Group Co. Ltd., Class H(2)	286,800	968
GDS Holdings Ltd. ADR*	32,800	1,315
Geely Automobile Holdings Ltd.	2,758,641	7,080
Gemdale Corp., Class A	17,400	27
Genscript Biotech Corp.	438,000	1,203
GF Securities Co. Ltd., Class A	25,593	51
GF Securities Co. Ltd., Class H*	813,600	1,182
Giant Network Group Co. Ltd., Class A	5,100	18
GoerTek, Inc., Class A	12,100	18
GOME Retail Holdings Ltd.*	6,136,970	625
Great Wall Motor Co. Ltd., Class H	1,748,296	1,331
Gree Electric Appliances, Inc. of Zhuhai, Class A	12,300	87
Greenland Holdings Corp. Ltd., Class A	32,700	32
Greentown China Holdings Ltd.	483,500	647
Guangzhou Automobile Group Co. Ltd., Class H	1,637,664	1,590
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	5,900	34
Guangzhou R&F Properties Co. Ltd., Class H	542,814	1,089
Guosen Securities Co. Ltd., Class A	17,400	24
Guotai Junan Securities Co. Ltd., Class A	32,400	72
Guotai Junan Securities Co. Ltd., Class H(2)	331,400	704
Haitian International Holdings Ltd.	349,000	821
Haitong Securities Co. Ltd., Class A	33,800	48
Haitong Securities Co. Ltd., Class H*	1,785,233	1,797
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	37,100	207
Hangzhou Hikvision Digital Technology Co. Ltd., Class A (Shenzen Exchange)	1,900	11
Han’s Laser Technology Industry Group Co. Ltd., Class A	4,500	36
Henan Shuanghui Investment & Development Co. Ltd., Class A	10,700	43
Hengan International Group Co. Ltd.	404,398	3,867
HengTen Networks Group Ltd.*	12,504,000	443
Hengtong Optic-electric Co. Ltd., Class A	7,560	25
Huadian Power International Corp. Ltd., Class H	904,000	357
Huadong Medicine Co. Ltd., Class A	6,000	44
Huaneng Power International, Inc., Class H	2,392,501	1,581
Huaneng Renewables Corp. Ltd., Class H	2,660,357	881
Huatai Securities Co. Ltd., Class A	22,500	50
Huatai Securities Co. Ltd., Class H(2)	921,000	1,460
Huaxia Bank Co. Ltd., Class A	56,890	64
Huayu Automotive Systems Co. Ltd., Class A	12,800	46
Huazhu Group Ltd. ADR	73,200	3,074
Hubei Biocause Pharmaceutical Co. Ltd., Class A	18,300	19
Hundsun Technologies, Inc., Class A	2,500	20
Iflytek Co. Ltd., Class A	8,800	42
Industrial & Commercial Bank of China Ltd., Class A	231,500	185
Industrial & Commercial Bank of China Ltd., Class H	38,798,023	28,821
Industrial Bank Co. Ltd., Class A	90,400	196
Industrial Securities Co. Ltd., Class A	28,600	23
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	158,400	37
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	24,700	104
Inner Mongolia Yitai Coal Co. Ltd., Class B	601,400	817
JD.com, Inc. ADR*	403,727	15,725
Jiangsu Expressway Co. Ltd., Class H	686,000	815
Jiangsu Hengrui Medicine Co. Ltd., Class A	11,995	137
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	6,300	125
Jiangxi Copper Co. Ltd., Class A	8,099	19
Jiangxi Copper Co. Ltd., Class H	699,000	886
Jiangxi Ganfeng Lithium Co. Ltd., Class A	3,000	17
Kaisa Group Holdings Ltd.	1,184,000	505
Kangmei Pharmaceutical Co. Ltd., Class A	21,088	73

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.4%(1) continued
China - 27.5% continued
Kingdee International Software Group Co. Ltd.	1,108,000	$1,126
Kingsoft Corp. Ltd.	470,903	1,421
Kweichow Moutai Co. Ltd., Class A	200	22
Kweichow Moutai Co. Ltd., Class A (Shanghai Exchange)	4,995	550
KWG Property Holding Ltd.	704,000	877
Legend Holdings Corp., Class H(2)	185,900	566
Lenovo Group Ltd.	4,082,000	2,198
Logan Property Holdings Co. Ltd.	766,000	1,029
Longfor Properties Co. Ltd.	825,731	2,222
LONGi Green Energy Technology Co. Ltd., Class A	8,798	22
Luxshare Precision Industry Co. Ltd., Class A	13,000	44
Luye Pharma Group Ltd.	640,000	653
Luzhou Laojiao Co. Ltd., Class A	6,000	55
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	13,080	45
Meitu, Inc.* (2)	957,000	833
Metallurgical Corp. of China Ltd., Class A	68,500	34
Metallurgical Corp. of China Ltd., Class H	1,588,000	469
Midea Group Co. Ltd., Class A	25,900	203
Midea Group Co. Ltd., Class A (Shenzen Exchange)	1,300	10
Momo,Inc.ADR*	65,284	2,840
Muyuan Foodstuff Co. Ltd., Class A	4,100	27
NetEase, Inc. ADR	44,320	11,198
New China Life Insurance Co. Ltd., Class A	8,700	56
New China Life Insurance Co. Ltd., Class H	461,952	1,902
New Oriental Education & Technology Group, Inc. ADR	79,534	7,529
Noah Holdings Ltd. ADR*	15,900	829
O-film Tech Co. Ltd., Class A	11,000	27
Orient Securities Co. Ltd., Class A	24,787	34
People’s Insurance Co. Group of China (The) Ltd., Class H	4,211,535	1,962
Perfect World Co. Ltd., Class A	3,600	17
PetroChina Co. Ltd., Class A	68,000	79
PetroChina Co. Ltd., Class H	11,777,438	8,967
PICC Property & Casualty Co. Ltd., Class H	3,853,359	4,123
Ping An Bank Co. Ltd., Class A	71,600	98
Ping An Insurance Group Co. of China Ltd., Class A	43,700	384
Ping An Insurance Group Co. of China Ltd., Class A (Shanghai Exchange)	2,235	20
Ping An Insurance Group Co. of China Ltd., Class H	2,913,406	26,623
Poly Real Estate Group Co. Ltd., Class A	49,100	90
Postal Savings Bank of China Co. Ltd., Class H(2)	1,544,000	1,000
Power Construction Corp. of China Ltd., Class A	40,000	32
Qingdao Haier Co. Ltd., Class A	23,997	69
Qinghai Salt Lake Industry Co. Ltd., Class A*	10,800	17
RiseSun Real Estate Development Co. Ltd., Class A	16,400	22
Rongsheng Petro Chemical Co. Ltd., Class A	12,500	19
SAIC Motor Corp. Ltd., Class A	33,193	175
Sanan Optoelectronics Co. Ltd., Class A	17,100	49
Sany Heavy Industry Co. Ltd., Class A	31,100	42
SDIC Power Holdings Co. Ltd., Class A	23,900	26
Semiconductor Manufacturing International Corp.*	1,641,500	2,130
Shaanxi Coal Industry Co. Ltd., Class A	25,600	32
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	2,400	15
Shandong Gold Mining Co. Ltd., Class A	7,097	26
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,052,116	744
Shanghai Electric Group Co. Ltd., Class A*	34,400	33
Shanghai Electric Group Co. Ltd., Class H*	1,560,000	524
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	8,200	51
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	273,500	1,496
Shanghai International Airport Co. Ltd., Class A	3,900	33
Shanghai International Port Group Co. Ltd., Class A	25,700	23

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.4%(1) continued
China - 27.5% continued
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	524,334	$751
Shanghai Oriental Pearl Group Co. Ltd., Class A	10,600	24
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	7,000	25
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	490,747	1,348
Shanghai Pudong Development Bank Co. Ltd., Class A*	123,992	179
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	3,600	34
Shenwan Hongyuan Group Co. Ltd., Class A	86,800	57
Shenzhen Overseas Chinese Town Co. Ltd., Class A	31,800	35
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	3,500	20
Shenzhou International Group Holdings Ltd.	420,000	5,150
Shui On Land Ltd.	2,019,000	509
Sichuan Chuantou Energy Co. Ltd., Class A	17,100	22
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	6,000	29
Sihuan Pharmaceutical Holdings Group Ltd.	2,114,000	471
SINA Corp.*	36,021	3,051
Sino-Ocean Group Holding Ltd.	1,694,048	982
Sinopec Engineering Group Co. Ltd., Class H	734,500	766
Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,850,005	1,117
Sinopharm Group Co. Ltd., Class H	661,914	2,655
Sinotrans Ltd., Class H	1,132,000	594
Sinotruk Hong Kong Ltd.	383,500	630
SOHO China Ltd.	1,146,778	544
Sunac China Holdings Ltd.	1,352,000	4,703
Suning.com Co. Ltd., Class A	38,200	81
Sunny Optical Technology Group Co. Ltd.	398,625	7,330
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	10,200	16
TAL Education Group ADR*	185,569	6,829
Tasly Pharmaceutical Group Co. Ltd., Class A	5,460	21
Tencent Holdings Ltd.	3,185,989	158,656
Tianma Microelectronics Co. Ltd., Class A	8,100	17
Tingyi Cayman Islands Holding Corp.	1,096,435	2,542
Tong Ren Tang Technologies Co. Ltd., Class H	316,000	499
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	7,200	26
Tongwei Co. Ltd., Class A	16,000	17
TravelSky Technology Ltd., Class H	527,000	1,529
Tsingtao Brewery Co. Ltd., Class A	2,800	18
Tsingtao Brewery Co. Ltd., Class H	201,767	1,106
Uni-President China Holdings Ltd.	722,000	927
Unisplendour Corp. Ltd., Class A	2,000	19
Vipshop Holdings Ltd. ADR*	240,591	2,610
Want Want China Holdings Ltd.	2,820,870	2,492
Weibo Corp. ADR*	25,911	2,300
Weichai Power Co. Ltd., Class A	26,200	35
Weichai Power Co. Ltd., Class H	1,099,812	1,514
Wuliangye Yibin Co. Ltd., Class A*	15,900	181
Wuxi Biologics Cayman, Inc.* (2)	273,500	3,033
Xinhu Zhongbao Co. Ltd., Class A*	31,900	18
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	11,800	22
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	344,200	418
Xinyi Solar Holdings Ltd.	1,666,000	510
Yanzhou Coal Mining Co. Ltd., Class H	1,047,138	1,362
Yonghui Superstores Co. Ltd., Class A	39,700	46
Yum China Holdings, Inc.	204,833	7,878
Yunnan Baiyao Group Co. Ltd., Class A	4,400	71
Yuzhou Properties Co. Ltd.	933,000	546
YY, Inc. ADR*	25,962	2,608
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	2,593	44
Zhaojin Mining Industry Co. Ltd., Class H	581,500	443
Zhejiang Century Huatong Group Co. Ltd., Class A	4,500	22
Zhejiang Chint Electrics Co. Ltd., Class A	8,694	29
Zhejiang Dahua Technology Co. Ltd., Class A	12,200	41
Zhejiang Expressway Co. Ltd., Class H	799,294	712
Zhejiang Huayou Cobalt Co. Ltd., Class A*	2,500	37

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.4%(1) continued
China - 27.5% continued
Zhejiang Longsheng Group Co. Ltd., Class A	12,700	$23
Zhejiang Zheneng Electric Power Co. Ltd., Class A	34,200	24
Zhengzhou Yutong Bus Co. Ltd., Class A	9,000	26
ZhongAn Online P&C Insurance Co. Ltd., Class H* (2)	92,100	577
Zhongsheng Group Holdings Ltd.	315,500	944
Zhuzhou CRRC Times Electric Co. Ltd., Class H	309,574	1,468
Zijin Mining Group Co. Ltd., Class A	69,100	38
Zijin Mining Group Co. Ltd., Class H	3,178,162	1,205
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	30,300	19
ZTE Corp., Class H*	405,317	614

		834,699

Colombia - 0.3%
Bancolombia S.A.	130,931	1,559
Cementos Argos S.A.	255,760	851
Ecopetrol S.A.	2,676,012	2,743
Ecopetrol S.A. ADR	5,700	117
Grupo Argos S.A.	162,411	1,097
Grupo de Inversiones Suramericana S.A.	134,183	1,730
Interconexion Electrica S.A. ESP	247,531	1,233

		9,330

Czech Republic - 0.2%
CEZ A.S.	88,768	2,105
Komercni banka A.S.	41,597	1,750
Moneta Money Bank A.S.(2)	264,345	907
O2 Czech Republic A.S.	34,886	401

		5,163

Egypt - 0.1%
Commercial International Bank Egypt S.A.E.	576,704	2,751
Eastern Tobacco	67,446	680
ElSewedy Electric Co.	42,935	479

		3,910

Greece - 0.3%
Alpha Bank A.E.*	784,300	1,753
Eurobank Ergasias S.A.*	1,051,228	1,097
FF Group*	18,664	105
Hellenic Telecommunications Organization S.A.	138,388	1,712
JUMBO S.A.	62,279	1,026
National Bank of Greece S.A.*	3,102,952	952
OPAP S.A.	126,515	1,418
Piraeus Bank S.A.*	160,494	546
Titan Cement Co. S.A.	24,629	624

		9,233

Hong Kong - 3.9%
Alibaba Health Information Technology Ltd.*	1,948,000	1,870
Alibaba Pictures Group Ltd.*	7,520,000	822
Beijing Enterprises Holdings Ltd.	286,271	1,392
Beijing Enterprises Water Group Ltd.*	3,101,886	1,690
Brilliance China Automotive Holdings Ltd.	1,693,944	3,047
China Agri-Industries Holdings Ltd.	1,163,000	444
China Everbright Ltd.	511,110	937
China First Capital Group Ltd.*	1,750,000	1,115
China Gas Holdings Ltd.	970,495	3,898
China Jinmao Holdings Group Ltd.	2,929,791	1,468
China Merchants Port Holdings Co. Ltd.	729,413	1,472
China Mobile Ltd.	3,431,508	30,437
China Overseas Land & Investment Ltd.	2,141,695	7,006
China Power International Development Ltd.	2,459,000	566
China Resources Beer Holdings Co. Ltd.	814,948	3,943
China Resources Cement Holdings Ltd.	1,368,000	1,377
China Resources Gas Group Ltd.	503,958	2,178
China Resources Land Ltd.	1,549,432	5,186
China Resources Power Holdings Co. Ltd.	1,085,735	1,903
China State Construction International Holdings Ltd.	1,145,600	1,170
China Taiping Insurance Holdings Co. Ltd.	903,504	2,791
China Traditional Chinese Medicine Holdings Co. Ltd.	1,266,000	1,093
China Travel International Investment Hong Kong Ltd.	1,214,000	472
China Unicom Hong Kong Ltd.	3,416,494	4,242
Chong Sing Holdings FinTech Gr*	9,444,000	1,094
CITIC Ltd.	3,242,803	4,546
COSCO SHIPPING Ports Ltd.	944,400	782
Far East Horizon Ltd.	1,242,000	1,203

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.4%(1) continued
Hong Kong - 3.9% continued
Fullshare Holdings Ltd.*	3,887,500	$1,921
GCL-Poly Energy Holdings Ltd.*	7,561,810	709
Guangdong Investment Ltd.	1,642,514	2,601
Haier Electronics Group Co. Ltd.	705,000	2,410
Jiayuan International Group Ltd.	548,000	950
Kingboard Chemical Holdings Ltd.	387,500	1,402
Kingboard Laminates Holdings Ltd.	602,500	737
Kunlun Energy Co. Ltd.	1,803,230	1,575
Lee & Man Paper Manufacturing Ltd.	895,000	901
Nine Dragons Paper Holdings Ltd.	922,923	1,174
Shanghai Industrial Holdings Ltd.	273,043	635
Shenzhen International Holdings Ltd.	508,500	1,051
Shenzhen Investment Ltd.	1,780,000	646
Shimao Property Holdings Ltd.	666,903	1,742
Sino Biopharmaceutical Ltd.	3,727,500	5,688
Skyworth Digital Holdings Ltd.	1,028,000	457
SSY Group Ltd.	842,000	932
Sun Art Retail Group Ltd.	1,342,500	1,749
Towngas China Co. Ltd.*	534,000	518
Yuexiu Property Co. Ltd.	3,798,000	724

		116,666

Hungary - 0.3%
MOL Hungarian Oil & Gas PLC	209,928	2,026
OTP Bank Nyrt.	125,080	4,527
Richter Gedeon Nyrt.	78,683	1,436

		7,989

India - 8.3%
Adani Ports & Special Economic Zone Ltd.	288,162	1,568
Ambuja Cements Ltd.	336,999	1,019
Ashok Leyland Ltd.	662,203	1,215
Asian Paints Ltd.	159,424	2,939
Aurobindo Pharma Ltd.	145,758	1,291
Avenue Supermarts Ltd.* (2)	69,557	1,507
Axis Bank Ltd.	1,003,301	7,474
Bajaj Auto Ltd.	46,100	1,890
Bajaj Finance Ltd.	96,477	3,228
Bajaj Finserv Ltd.	21,428	1,817
Bharat Forge Ltd.	118,111	1,055
Bharat Heavy Electricals Ltd.	501,183	525
Bharat Petroleum Corp. Ltd.	429,684	2,340
Bharti Airtel Ltd.	781,648	4,355
Bharti Infratel Ltd.	187,127	820
Bosch Ltd.	4,138	1,057
Britannia Industries Ltd.	16,158	1,465
Cadila Healthcare Ltd.*	111,555	614
Cipla Ltd.	192,142	1,729
Coal India Ltd.	385,238	1,485
Container Corp. of India Ltd.	92,276	878
Dabur India Ltd.	298,311	1,703
Dr. Reddy’s Laboratories Ltd.	48,992	1,597
Dr. Reddy’s Laboratories Ltd. ADR	15,005	483
Eicher Motors Ltd.	7,444	3,104
GAIL India Ltd.	439,615	2,184
Glenmark Pharmaceuticals Ltd.	77,460	658
Godrej Consumer Products Ltd.	134,376	2,403
Grasim Industries Ltd.	183,402	2,692
Havells India Ltd.	141,523	1,122
HCL Technologies Ltd.	311,264	4,199
Hero MotoCorp Ltd.	28,166	1,427
Hindalco Industries Ltd.	642,991	2,159
Hindustan Petroleum Corp. Ltd.	343,570	1,299
Hindustan Unilever Ltd.	362,411	8,677
Housing Development Finance Corp. Ltd.	883,161	24,582
ICICI Bank Ltd.	1,065,054	4,284
ICICI Bank Ltd. ADR*	131,467	1,056
Idea Cellular Ltd.*	1,128,944	977
Indiabulls Housing Finance Ltd.	154,726	2,577
Indian Oil Corp. Ltd.	813,261	1,850
Infosys Ltd.	871,069	16,713
Infosys Ltd. ADR	105,433	2,049
InterGlobe Aviation Ltd.(2)	51,602	819
ITC Ltd.	1,908,543	7,408
JSW Steel Ltd.	471,332	2,245
Larsen & Toubro Ltd.	261,555	4,867
Larsen & Toubro Ltd. GDR (Registered)	4,310	79
LIC Housing Finance Ltd.	167,829	1,147
Lupin Ltd.	125,192	1,650
Mahindra & Mahindra Financial Services Ltd.	171,868	1,176
Mahindra & Mahindra Ltd.	416,794	5,448
Marico Ltd.	256,262	1,240
Maruti Suzuki India Ltd.	59,058	7,602
Motherson Sumi Systems Ltd.	355,387	1,475
Nestle India Ltd.	12,979	1,858
NTPC Ltd.	1,101,970	2,568
Oil & Natural Gas Corp. Ltd.	785,256	1,812

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.4%(1) continued
India - 8.3% continued
Petronet LNG Ltd.	337,237	$1,078
Pidilite Industries Ltd.	67,767	1,051
Piramal Enterprises Ltd.	45,103	1,669
Power Grid Corp. of India Ltd.	874,854	2,385
Reliance Industries Ltd.	1,401,423	19,871
Reliance Industries Ltd. GDR(2)	95,568	2,681
Rural Electrification Corp. Ltd.	363,285	554
Shree Cement Ltd.	4,724	1,072
Shriram Transport Finance Co. Ltd.	83,184	1,577
Siemens Ltd.	39,811	569
State Bank of India*	964,124	3,645
Sun Pharmaceutical Industries Ltd.	469,226	3,859
Tata Consultancy Services Ltd.	521,211	14,027
Tata Motors Ltd.*	871,218	3,419
Tata Motors Ltd. ADR*	3,339	65
Tata Power (The) Co. Ltd.	625,357	668
Tata Steel Ltd.	194,429	1,608
Tech Mahindra Ltd.	262,585	2,510
Titan Co. Ltd.	173,268	2,220
UltraTech Cement Ltd.	53,704	2,989
United Spirits Ltd.*	163,545	1,586
UPL Ltd.	200,537	1,809
Vakrangee Ltd.	237,996	232
Vedanta Ltd.	725,697	2,486
Wipro Ltd.	600,535	2,298
Wipro Ltd. ADR	31,080	149
Yes Bank Ltd.	951,163	4,710
Zee Entertainment Enterprises Ltd.	268,703	2,132

		252,379

Indonesia - 1.8%
Adaro Energy Tbk PT	8,133,020	1,014
AKR Corporindo Tbk PT	997,500	299
Astra International Tbk PT	11,308,760	5,197
Bank Central Asia Tbk PT	5,505,492	8,238
Bank Danamon Indonesia Tbk PT	1,605,143	714
Bank Mandiri Persero Tbk PT	10,427,610	4,956
Bank Negara Indonesia Persero Tbk PT	4,100,109	2,007
Bank Rakyat Indonesia Persero Tbk PT	31,015,290	6,120
Bank Tabungan Negara Persero Tbk PT	2,342,800	400
Bumi Serpong Damai Tbk PT	3,969,500	433
Charoen Pokphand Indonesia Tbk PT	4,071,035	1,044
Gudang Garam Tbk PT	271,515	1,272
Hanjaya Mandala Sampoerna Tbk PT	5,246,700	1,307
Indah Kiat Pulp & Paper Corp. Tbk PT	1,525,700	1,977
Indocement Tunggal Prakarsa Tbk PT	1,038,903	987
Indofood CBP Sukses Makmur Tbk PT	1,332,700	822
Indofood Sukses Makmur Tbk PT	2,487,171	1,153
Jasa Marga Persero Tbk PT	1,238,127	360
Kalbe Farma Tbk PT	12,088,280	1,028
Matahari Department Store Tbk PT	1,400,473	858
Pakuwon Jati Tbk PT	9,382,600	347
Perusahaan Gas Negara Persero Tbk	6,043,012	838
Semen Indonesia Persero Tbk PT	1,679,755	834
Surya Citra Media Tbk PT	3,330,200	478
Telekomunikasi Indonesia Persero Tbk PT	28,154,262	7,375
Tower Bersama Infrastructure Tbk PT	1,159,200	403
Unilever Indonesia Tbk PT	851,728	2,738
United Tractors Tbk PT	936,871	2,061
Waskita Karya Persero Tbk PT	2,638,100	353

		55,613

Malaysia - 2.3%
AirAsia Bhd.	798,200	591
Alliance Bank Malaysia Bhd.	545,500	545
AMMB Holdings Bhd.	934,037	866
Astro Malaysia Holdings Bhd.	669,200	263
Axiata Group Bhd.	1,529,718	1,440
British American Tobacco Malaysia Bhd.	76,500	658
CIMB Group Holdings Bhd.	2,577,014	3,478
Dialog Group Bhd.	2,051,644	1,566
DiGi.Com Bhd.	1,753,400	1,798
Felda Global Ventures Holdings Bhd.	973,100	363
Fraser & Neave Holdings Bhd.	71,700	692
Gamuda Bhd.	1,100,100	891
Genting Bhd.	1,184,300	2,464
Genting Malaysia Bhd.	1,658,300	2,000
Genting Plantations Bhd.	124,100	290
HAP Seng Consolidated Bhd.	363,300	881
Hartalega Holdings Bhd.	734,000	1,088
Hong Leong Bank Bhd.	362,998	1,633
Hong Leong Financial Group Bhd.	134,528	599
IHH Healthcare Bhd.	1,373,600	2,073
IJM Corp. Bhd.	1,560,440	691
IOI Corp. Bhd.	1,049,740	1,180
IOI Properties Group Bhd.	869,760	344
Kuala Lumpur Kepong Bhd.	238,050	1,424
Malayan Banking Bhd.	2,119,670	4,720

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.4%(1) continued
Malaysia - 2.3% continued
Malaysia Airports Holdings Bhd.	525,693	$1,145
Maxis Bhd.	1,307,351	1,765
MISC Bhd.	621,160	911
My EG Services Bhd.	1,215,800	290
Nestle Malaysia Bhd.	33,600	1,225
Petronas Chemicals Group Bhd.	1,327,400	2,761
Petronas Dagangan Bhd.	111,300	682
Petronas Gas Bhd.	391,600	1,674
PPB Group Bhd.	270,500	1,317
Press Metal Aluminium Holdings Bhd.	779,600	839
Public Bank Bhd.	1,626,361	9,399
RHB Bank Bhd.	556,546	752
RHB Capital Bhd.* (3)	297,992	—
Sime Darby Bhd.	1,347,028	816
Sime Darby Plantation Bhd.	1,329,528	1,753
Sime Darby Property Bhd.	1,710,128	507
SP Setia Bhd. Group	839,509	644
Telekom Malaysia Bhd.	649,086	499
Tenaga Nasional Bhd.	1,740,350	6,308
Top Glove Corp. Bhd.	392,500	1,176
UMW Holdings Bhd.	216,100	319
Westports Holdings Bhd.	593,700	498
YTL Corp. Bhd.	1,834,995	513

		68,331

Mexico - 2.8%
Alfa S.A.B. de C.V., Series A	1,689,880	1,962
Alsea S.A.B. de C.V.	277,600	956
America Movil S.A.B. de C.V., Series L	18,791,006	15,687
Arca Continental S.A.B. de C.V.	244,484	1,501
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, Series B	1,013,210	1,364
Cemex S.A.B. de C.V., Series CPO*	8,135,478	5,354
Coca-Cola Femsa S.A.B. de C.V., Series L	295,622	1,668
El Puerto de Liverpool S.A.B. de C.V., Series C1	102,970	659
Fibra Uno Administracion S.A. de C.V.	1,854,501	2,703
Fomento Economico Mexicano S.A.B. de C.V., Series UBD	1,085,977	9,544
Gruma S.A.B. de C.V., Series B	123,295	1,506
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Series B	202,352	1,878
Grupo Aeroportuario del Sureste S.A.B. de C.V., Series B	117,435	1,866
Grupo Bimbo S.A.B. de C.V., Series A	932,028	1,817
Grupo Carso S.A.B. de C.V., Series A1	243,673	824
Grupo Financiero Banorte S.A.B. de C.V., Series O	1,393,018	8,191
Grupo Financiero Inbursa S.A.B. de C.V., Series O	1,309,943	1,840
Grupo Mexico S.A.B. de C.V., Series B	1,953,636	5,537
Grupo Televisa S.A.B., Series CPO	1,366,214	5,182
Industrias Penoles S.A.B. de C.V.	79,192	1,422
Infraestructura Energetica Nova S.A.B. de C.V.	305,300	1,368
Kimberly-Clark de Mexico S.A.B. de C.V., Series A	865,327	1,463
Mexichem S.A.B. de C.V.	595,480	1,721
Promotora y Operadora de Infraestructura S.A.B. de C.V.	130,540	1,168
Wal-Mart de Mexico S.A.B. de C.V.	2,921,837	7,712

		84,893

Pakistan - 0.1%
Habib Bank Ltd.	320,300	439
Lucky Cement Ltd.	75,400	315
MCB Bank Ltd.	234,000	381
Oil & Gas Development Co. Ltd.	360,500	462
United Bank Ltd.	271,800	378

		1,975

Peru - 0.4%
Cia de Minas Buenaventura S.A.A. ADR	99,516	1,357
Credicorp Ltd.	37,914	8,535
Southern Copper Corp.	47,491	2,226

		12,118

Philippines - 0.9%
Aboitiz Equity Ventures, Inc.	1,130,189	1,154
Aboitiz Power Corp.	815,144	531
Alliance Global Group, Inc.*	2,304,024	501
Ayala Corp.	137,047	2,362
Ayala Land, Inc.	4,127,580	2,931
Bank of the Philippine Islands	489,506	811
BDO Unibank, Inc.	1,103,559	2,589
DMCI Holdings, Inc.	2,161,700	425
Globe Telecom, Inc.	17,895	516
GT Capital Holdings, Inc.	49,380	842
International Container Terminal Services, Inc.	272,810	394

EQUITY INDEX FUNDS     10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.4%(1) continued
Philippines - 0.9% continued
JG Summit Holdings, Inc.	1,599,921	$1,499
Jollibee Foods Corp.	241,463	1,190
Manila Electric Co.	125,270	834
Megaworld Corp.	6,346,300	509
Metro Pacific Investments Corp.	7,800,400	672
Metropolitan Bank & Trust Co.	429,125	589
PLDT, Inc.	49,215	1,176
Robinsons Land Corp.	1,124,570	391
Security Bank Corp.	126,380	473
SM Investments Corp.	132,577	2,173
SM Prime Holdings, Inc.	5,658,813	3,807
Universal Robina Corp.	500,810	1,135

		27,504

Poland - 1.1%
Alior Bank S.A.*	49,235	874
Bank Handlowy w Warszawie S.A.	18,280	345
Bank Millennium S.A.*	322,943	691
Bank Polska Kasa Opieki S.A.	95,511	2,870
Bank Zachodni WBK S.A.	19,715	1,751
CCC S.A.	16,348	901
CD Projekt S.A.*	36,980	1,595
Cyfrowy Polsat S.A.	144,131	890
Dino Polska S.A.* (2)	25,995	721
Grupa Azoty S.A.	25,839	297
Grupa Lotos S.A.	49,882	758
Jastrzebska Spolka Weglowa S.A.*	30,230	616
KGHM Polska Miedz S.A.	76,864	1,802
LPP S.A.	723	1,636
mBank S.A.	8,467	903
Orange Polska S.A.*	376,001	465
PGE Polska Grupa Energetyczna S.A.*	476,710	1,188
PLAY Communications S.A.(2)	64,743	442
Polski Koncern Naftowy ORLEN S.A.	167,461	3,753
Polskie Gornictwo Naftowe i Gazownictwo S.A.	966,928	1,473
Powszechna Kasa Oszczednosci Bank Polski S.A.*	489,247	4,808
Powszechny Zaklad Ubezpieczen S.A.	338,206	3,506

		32,285

Qatar - 0.8%
Barwa Real Estate Co.	57,702	542
Commercial Bank (The) PQSC	114,146	1,194
Doha Bank QPSC	87,444	642
Ezdan Holding Group QSC*	449,169	1,011
Industries Qatar QSC	101,061	2,970
Masraf Al Rayan QSC	203,716	1,954
Ooredoo QPSC	45,005	899
Qatar Electricity & Water Co. QSC	27,452	1,417
Qatar Insurance Co. S.A.Q.	87,456	853
Qatar Islamic Bank S.A.Q.	64,190	2,046
Qatar National Bank QPSC	252,691	10,549

		24,077

Romania - 0.1%
NEPI Rockcastle PLC	212,953	1,900

Russia - 3.3%
Alrosa PJSC	1,457,211	2,319
Gazprom PJSC	1,576,964	3,538
Gazprom PJSC ADR	2,186,268	9,599
Inter RAO UES PJSC	17,867,000	1,167
LUKOIL PJSC	71,668	4,958
LUKOIL PJSC ADR	4,797	331
LUKOIL PJSC ADR (London Exchange)	161,150	10,999
Magnit PJSC	2,287	167
Magnit PJSC GDR (Registered)	187,977	3,377
Magnitogorsk Iron & Steel Works PJSC	1,234,000	834
MMC Norilsk Nickel PJSC	17,498	3,174
MMC Norilsk Nickel PJSC ADR	80,388	1,449
MMC Norilsk Nickel PJSC ADR (London Exchange)	98,168	1,753
Mobile TeleSystems PJSC ADR	279,227	2,466
Moscow Exchange MICEX-RTS PJSC	764,186	1,319
Novatek PJSC GDR (Registered)	50,901	7,540
Novolipetsk Steel PJSC	676,880	1,636
PhosAgro PJSC GDR (Registered)	63,081	811
Polyus PJSC	14,898	997
Rosneft Oil Co. PJSC	180,655	1,138
Rosneft Oil Co. PJSC GDR (Registered)	469,989	2,912
RusHydro PJSC	31,933,245	343
RusHydro PJSC ADR	266,069	278
Sberbank of Russia PJSC	56,000	195
Sberbank of Russia PJSC (Moscow Exchange)	5,468,762	18,908
Sberbank of Russia PJSC ADR	126,959	1,828
Severstal PJSC	47,540	703
Severstal PJSC GDR (Registered)	71,003	1,037
Surgutneftegas OJSC	1,120,167	508
Surgutneftegas OJSC ADR	120,622	539

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.4%(1) continued
Russia - 3.3% continued
Surgutneftegas OJSC ADR (London Exchange)	172,604	$767
Tatneft PJSC	387,892	4,169
Tatneft PJSC ADR	1,663	106
Tatneft PJSC ADR (London Exchange)	75,732	4,783
VTB Bank PJSC	1,018,596,738	778
VTB Bank PJSC GDR(2)	11,036	17
VTB Bank PJSC GDR (Registered)	384,561	585
X5 Retail Group N.V. GDR (Registered)	67,745	1,860

		99,888

Singapore - 0.0%
BOC Aviation Ltd.(2)	116,100	721

South Africa - 6.3%
Anglo American Platinum Ltd.	31,431	822
AngloGold Ashanti Ltd.	229,168	1,871
Aspen Pharmacare Holdings Ltd.	216,930	4,084
Barclays Africa Group Ltd.	402,816	4,693
Bid Corp. Ltd.	187,543	3,763
Bidvest Group (The) Ltd.	188,214	2,700
Capitec Bank Holdings Ltd.	22,773	1,440
Clicks Group Ltd.	142,036	2,032
Coronation Fund Managers Ltd.	120,586	512
Discovery Ltd.	198,781	2,136
Exxaro Resources Ltd.	138,018	1,265
FirstRand Ltd.	1,881,200	8,748
Fortress REIT Ltd., Class A	602,745	677
Fortress REIT Ltd., Class B	425,970	468
Foschini Group (The) Ltd.	124,975	1,583
Gold Fields Ltd.	463,040	1,650
Growthpoint Properties Ltd.	1,660,710	3,232
Hyprop Investments Ltd.	136,781	1,019
Imperial Holdings Ltd.	90,050	1,285
Investec Ltd.	153,648	1,076
Kumba Iron Ore Ltd.	36,289	774
Liberty Holdings Ltd.	72,335	612
Life Healthcare Group Holdings Ltd.	735,946	1,334
MMI Holdings Ltd.	522,870	672
Mondi Ltd.	66,517	1,802
Mr Price Group Ltd.	144,336	2,371
MTN Group Ltd.	947,893	7,450
Naspers Ltd., Class N	245,212	62,145
Nedbank Group Ltd.	125,249	2,277
Netcare Ltd.	656,950	1,322
Old Mutual Ltd.*	2,855,904	5,786
Pick n Pay Stores Ltd.	205,125	1,122
Pioneer Foods Group Ltd.	72,669	593
PSG Group Ltd.	84,625	1,332
Rand Merchant Investment Holdings Ltd.	375,889	1,026
Redefine Properties Ltd.	3,128,991	2,392
Reinet Investments S.C.A.	82,138	1,447
Remgro Ltd.	295,898	4,400
Resilient REIT Ltd.	150,450	617
RMB Holdings Ltd.	393,298	2,164
Sanlam Ltd.	968,726	4,913
Sappi Ltd.	295,762	1,968
Sasol Ltd.	310,237	11,326
Shoprite Holdings Ltd.	247,926	3,975
Sibanye Gold Ltd.* (4)	1	—
SPAR Group (The) Ltd.	106,652	1,440
Standard Bank Group Ltd.	723,988	10,086
Telkom S.A. SOC Ltd.	167,522	599
Tiger Brands Ltd.	90,218	2,181
Truworths International Ltd.	249,318	1,404
Vodacom Group Ltd.	336,632	3,007
Woolworths Holdings Ltd.	553,348	2,233

		189,826

South Korea - 13.4%
Amorepacific Corp.	17,963	5,192
AMOREPACIFIC Group	16,314	1,806
BGF retail Co. Ltd.	4,297	752
BNK Financial Group, Inc.	148,467	1,244
Celltrion Healthcare Co. Ltd.*	19,212	1,908
Celltrion Pharm, Inc.*	8,562	696
Celltrion, Inc.*	45,462	12,360
Cheil Worldwide, Inc.	38,317	709
CJ CheilJedang Corp.	4,637	1,465
CJ Corp.	8,308	1,058
CJ E&M Corp.	10,625	943
CJ Logistics Corp.*	4,495	677
CJ O Shopping Co. Ltd.	1,694	425
Coway Co. Ltd.	27,178	2,111
Daelim Industrial Co. Ltd.	15,421	1,058
Daewoo Engineering & Construction Co. Ltd.*	89,402	469
DB Insurance Co. Ltd.	28,041	1,484
DGB Financial Group, Inc.	94,247	866
Dongsuh Cos., Inc.	18,137	425

EQUITY INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.4%(1) continued
South Korea - 13.4% continued
Doosan Bobcat, Inc.	19,760	$567
Doosan Heavy Industries & Construction Co. Ltd.*	35,562	499
E-MART, Inc.	11,680	2,666
GS Engineering & Construction Corp.	28,751	1,183
GS Holdings Corp.	29,025	1,416
GS Retail Co. Ltd.	15,388	607
Hana Financial Group, Inc.	165,374	6,350
Hankook Tire Co. Ltd.	42,299	1,594
Hanmi Pharm Co. Ltd.	3,543	1,337
Hanmi Science Co. Ltd.	6,945	402
Hanon Systems	101,190	962
Hanssem Co. Ltd.	5,867	552
Hanwha Chemical Corp.	60,597	1,186
Hanwha Corp.	23,017	651
Hanwha Life Insurance Co. Ltd.	168,958	802
HDC Hyundai Development Co. - Engineering & Construction, Class E*	20,708	1,001
HLB, Inc.*	17,314	1,511
Hotel Shilla Co. Ltd.	17,532	1,940
Hyosung Corp.	11,959	1,438
Hyundai Department Store Co. Ltd.	7,959	824
Hyundai Engineering & Construction Co. Ltd.	43,388	2,231
Hyundai Glovis Co. Ltd.	10,673	1,105
Hyundai Heavy Industries Co. Ltd.*	20,476	1,871
Hyundai Heavy Industries Holdings Co. Ltd.*	5,515	1,747
Hyundai Marine & Fire Insurance Co. Ltd.	35,391	1,069
Hyundai Mobis Co. Ltd.	38,070	7,234
Hyundai Motor Co.	86,170	9,695
Hyundai Steel Co.	45,313	2,137
Industrial Bank of Korea	142,481	1,967
ING Life Insurance Korea Ltd.(2)	18,551	696
Kakao Corp.	25,584	2,625
Kangwon Land, Inc.	66,787	1,566
KB Financial Group, Inc.	221,910	10,502
KCC Corp.	3,195	940
KEPCO Plant Service & Engineering Co. Ltd.	11,786	376
Kia Motors Corp.	147,147	4,070
Korea Aerospace Industries Ltd.*	37,744	1,393
Korea Electric Power Corp.	143,353	4,116
Korea Gas Corp.*	15,857	913
Korea Investment Holdings Co. Ltd.	23,327	1,757
Korea Zinc Co. Ltd.	4,806	1,664
Korean Air Lines Co. Ltd.	26,438	669
KT Corp.	7,888	194
KT Corp. ADR	6,526	87
KT&G Corp.	65,212	6,254
Kumho Petrochemical Co. Ltd.	10,319	1,077
LG Chem Ltd.	25,637	7,662
LG Corp.	52,951	3,422
LG Display Co. Ltd.	129,962	2,129
LG Electronics, Inc.	59,444	4,413
LG Household & Health Care Ltd.	5,234	6,553
LG Innotek Co. Ltd.	7,746	1,001
Lotte Chemical Corp.	9,573	2,985
Lotte Corp.*	16,756	861
Lotte Shopping Co. Ltd.	6,351	1,196
Medy-Tox, Inc.	2,406	1,655
Mirae Asset Daewoo Co. Ltd.	223,211	1,703
NAVER Corp.	15,665	10,705
NCSoft Corp.	9,821	3,266
Netmarble Corp.(2)	14,178	1,934
NH Investment & Securities Co. Ltd.	77,974	1,043
OCI Co. Ltd.	9,995	922
Orion Corp.	11,983	1,600
Ottogi Corp.	683	526
Pan Ocean Co. Ltd.*	134,256	588
Pearl Abyss Corp.*	3,152	637
POSCO	43,405	12,824
POSCO ADR	1,728	128
Posco Daewoo Corp.	27,563	529
S-1 Corp.	9,536	827
Samsung Biologics Co. Ltd.* (2)	9,244	3,456
Samsung C&T Corp.	42,391	4,426
Samsung Card Co. Ltd.	17,002	584
Samsung Electro-Mechanics Co. Ltd.	31,123	4,138
Samsung Electronics Co. Ltd.	2,691,152	112,372
Samsung Engineering Co. Ltd.*	87,662	1,229
Samsung Fire & Marine Insurance Co. Ltd.	17,180	4,068
Samsung Heavy Industries Co. Ltd.*	218,931	1,400
Samsung Life Insurance Co. Ltd.	39,059	3,445
Samsung SDI Co. Ltd.	30,742	5,899
Samsung SDS Co. Ltd.	19,455	3,495
Samsung Securities Co. Ltd.	34,853	1,085

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.4%(1) continued
South Korea - 13.4% continued
Shinhan Financial Group Co. Ltd.	238,342	$9,226
Shinsegae, Inc.	4,096	1,474
SillaJen, Inc.*	28,596	1,877
SK Holdings Co. Ltd.	17,662	4,099
SK Hynix, Inc.	325,542	24,954
SK Innovation Co. Ltd.	36,159	6,547
SK Telecom Co. Ltd.	10,095	2,114
SK Telecom Co. Ltd. ADR	10,300	240
S-Oil Corp.	25,150	2,468
ViroMed Co. Ltd.*	7,585	1,600
Woori Bank	264,135	3,858
Yuhan Corp.	4,610	899

		405,153

Taiwan - 11.2%
Acer, Inc.*	1,603,800	1,308
Advantech Co. Ltd.	197,551	1,301
Airtac International Group	63,000	895
ASE Technology Holding Co. Ltd.	1,954,928	4,591
Asia Cement Corp.	1,221,567	1,341
Asustek Computer, Inc.	394,546	3,601
AU Optronics Corp.	4,923,215	2,085
Catcher Technology Co. Ltd.	366,111	4,089
Cathay Financial Holding Co. Ltd.	4,561,075	8,040
Chailease Holding Co. Ltd.	636,028	2,084
Chang Hwa Commercial Bank Ltd.	2,891,270	1,680
Cheng Shin Rubber Industry Co. Ltd.	1,086,184	1,632
Chicony Electronics Co. Ltd.	331,110	746
China Airlines Ltd.*	1,453,307	454
China Development Financial Holding Corp.	7,629,868	2,788
China Life Insurance Co. Ltd.	1,373,648	1,445
China Steel Corp.	7,023,156	5,457
Chunghwa Telecom Co. Ltd.	2,124,493	7,662
Compal Electronics, Inc.	2,388,759	1,503
CTBC Financial Holding Co. Ltd.	9,803,878	7,053
Delta Electronics, Inc.	1,162,343	4,170
E.Sun Financial Holding Co. Ltd.	5,119,401	3,566
Eclat Textile Co. Ltd.	101,182	1,202
Eva Airways Corp.	1,113,848	539
Evergreen Marine Corp. Taiwan Ltd.*	1,084,646	462
Far Eastern New Century Corp.	1,759,789	1,666
Far EasTone Telecommunications Co. Ltd.	901,345	2,329
Feng TAY Enterprise Co. Ltd.	189,582	950
First Financial Holding Co. Ltd.	5,456,680	3,686
Formosa Chemicals & Fibre Corp.	1,964,499	7,819
Formosa Petrochemical Corp.*	691,487	2,773
Formosa Plastics Corp.	2,489,682	9,179
Formosa Taffeta Co. Ltd.	438,827	481
Foxconn Technology Co. Ltd.	525,131	1,284
Fubon Financial Holding Co. Ltd.	3,713,025	6,217
General Interface Solution Holding Ltd.	94,000	609
Giant Manufacturing Co. Ltd.	183,483	775
Globalwafers Co. Ltd.	122,000	2,025
Highwealth Construction Corp.	467,490	693
Hiwin Technologies Corp.	119,038	1,403
Hon Hai Precision Industry Co. Ltd.	9,202,596	25,163
Hotai Motor Co. Ltd.	153,900	1,354
HTC Corp.*	373,220	696
Hua Nan Financial Holdings Co. Ltd.	4,069,327	2,368
Innolux Corp.	5,065,900	1,818
Inventec Corp.	1,381,314	1,084
Largan Precision Co. Ltd.	55,835	8,207
Lite-On Technology Corp.	1,201,964	1,454
Macronix International*	992,000	1,409
MediaTek, Inc.	840,334	8,258
Mega Financial Holding Co. Ltd.	6,073,543	5,355
Micro-Star International Co. Ltd.	378,000	1,166
Nan Ya Plastics Corp.	2,878,951	8,225
Nanya Technology Corp.	583,071	1,588
Nien Made Enterprise Co. Ltd.	87,000	743
Novatek Microelectronics Corp.	330,850	1,490
Pegatron Corp.	1,097,594	2,255
Phison Electronics Corp.	79,608	629
Pou Chen Corp.	1,250,093	1,450
Powertech Technology, Inc.	403,568	1,170
President Chain Store Corp.	319,220	3,613
Quanta Computer, Inc.	1,512,576	2,652
Realtek Semiconductor Corp.	252,457	918
Ruentex Development Co. Ltd.*	502,929	580
Ruentex Industries Ltd.*	325,906	664
Shin Kong Financial Holding Co. Ltd.	4,617,458	1,777
SinoPac Financial Holdings Co. Ltd.	5,861,326	2,113
Standard Foods Corp.	233,355	472
Synnex Technology International Corp.	784,940	1,185
TaiMed Biologics, Inc.*	97,000	990
Taishin Financial Holding Co. Ltd.	5,297,448	2,500
Taiwan Business Bank	2,092,895	646

EQUITY INDEX FUNDS     14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.4%(1) continued
Taiwan - 11.2% continued
Taiwan Cement Corp.	2,135,055	$2,963
Taiwan Cooperative Financial Holding Co. Ltd.	4,765,474	2,789
Taiwan High Speed Rail Corp.	1,096,000	859
Taiwan Mobile Co. Ltd.	898,076	3,254
Taiwan Semiconductor Manufacturing Co. Ltd.	13,770,749	97,974
Teco Electric and Machinery Co. Ltd.	1,064,000	798
Uni-President Enterprises Corp.	2,698,150	6,842
United Microelectronics Corp.	6,712,043	3,750
Vanguard International Semiconductor Corp.	487,000	1,114
Walsin Technology Corp.	177,000	2,416
Win Semiconductors Corp.	202,000	1,451
Winbond Electronics Corp.	1,654,000	1,056
Wistron Corp.	1,491,245	1,106
WPG Holdings Ltd.	915,316	1,296
Ya Hsin Industrial Co. Ltd.* (3)	121,548	—
Yageo Corp.*	118,000	4,349
Yuanta Financial Holding Co. Ltd.	5,605,814	2,554
Zhen Ding Technology Holding Ltd.	254,850	563

		340,709

Thailand - 2.1%
Advanced Info Service PCL (Registered)	194,000	1,083
Advanced Info Service PCL NVDR	386,099	2,156
Airports of Thailand PCL NVDR	2,389,100	4,545
Bangkok Bank PCL (Registered)	118,000	707
Bangkok Bank PCL NVDR	14,100	83
Bangkok Dusit Medical Services PCL NVDR	2,153,600	1,623
Bangkok Expressway & Metro PCL NVDR	4,163,798	935
Banpu PCL (Registered)	233,500	137
Banpu PCL NVDR	904,820	533
Berli Jucker PCL NVDR	656,400	1,001
BTS Group Holdings PCL NVDR	3,227,800	858
Bumrungrad Hospital PCL NVDR	196,787	989
Central Pattana PCL NVDR	736,800	1,550
Charoen Pokphand Foods PCL NVDR	1,918,957	1,402
CP ALL PCL (Registered)	905,200	2,008
CP ALL PCL NVDR	1,901,536	4,216
Delta Electronics Thailand PCL NVDR	275,800	486
Electricity Generating PCL NVDR	75,300	509
Energy Absolute PCL NVDR	730,000	720
Glow Energy PCL (Registered)	87,100	249
Glow Energy PCL NVDR	213,102	609
Home Product Center PCL NVDR	2,292,604	927
Indorama Ventures PCL NVDR	923,047	1,522
IRPC PCL (Registered)	1,860,900	326
IRPC PCL NVDR	3,638,581	636
Kasikornbank PCL (Registered)	191,500	1,153
Kasikornbank PCL NVDR	865,797	5,059
Krung Thai Bank PCL (Registered)	699,750	353
Krung Thai Bank PCL NVDR	1,205,493	608
Land & Houses PCL NVDR	1,660,900	566
Minor International PCL NVDR	1,258,630	1,232
PTT Exploration & Production PCL (Registered)	242,500	1,028
PTT Exploration & Production PCL NVDR	531,343	2,250
PTT Global Chemical PCL (Registered)	189,814	418
PTT Global Chemical PCL NVDR	1,068,376	2,351
PTT PCL (Registered)	1,835,000	2,659
PTT PCL NVDR	4,069,600	5,888
Robinson PCL NVDR	288,900	488
Siam Cement (The) PCL (Registered)	51,000	637
Siam Cement (The) PCL NVDR	162,998	2,036
Siam Commercial Bank (The) PCL (Registered)	232,700	832
Siam Commercial Bank (The) PCL NVDR	790,776	2,829
Thai Oil PCL (Registered)	97,800	230
Thai Oil PCL NVDR	526,695	1,235
Thai Union Group PCL NVDR	1,123,700	536
TMB Bank PCL NVDR	6,100,200	423
True Corp. PCL NVDR	5,559,352	890

		63,511

Turkey - 0.7%
Akbank Turk A.S.	1,223,909	1,997
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	119,741	615
Arcelik A.S.	132,258	439
Aselsan Elektronik Sanayi Ve Ticaret A.S.	191,117	962
BIM Birlesik Magazalar A.S.	120,827	1,766
Coca-Cola Icecek A.S.	39,368	291
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	960,118	424
Eregli Demir ve Celik Fabrikalari T.A.S.	779,009	1,728

NORTHERN FUNDS QUARTERLY REPORT    15    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 93.4%(1) continued
Turkey - 0.7% continued
Ford Otomotiv Sanayi A.S.	38,626	$514
Haci Omer Sabanci Holding A.S.	501,512	961
Is Gayrimenkul Yatirim Ortakligi A.S.(4)	1	—
KOC Holding A.S.	417,005	1,289
Petkim Petrokimya Holding A.S.	385,631	407
TAV Havalimanlari Holding A.S.	103,785	507
Tofas Turk Otomobil Fabrikasi A.S.	68,067	356
Tupras Turkiye Petrol Rafinerileri A.S.	71,201	1,673
Turk Hava Yollari A.O.*	309,577	912
Turkcell Iletisim Hizmetleri A.S.	611,864	1,615
Turkiye Garanti Bankasi A.S.	1,287,793	2,342
Turkiye Halk Bankasi A.S.	346,042	557
Turkiye Is Bankasi A.S., Class C	903,124	1,117
Turkiye Sise ve Cam Fabrikalari A.S.	359,487	331
Turkiye Vakiflar Bankasi T.A.O., Class D	439,572	468
Ulker Biskuvi Sanayi A.S.*	89,925	353
Yapi ve Kredi Bankasi A.S.*	969,983	522

		22,146

United Arab Emirates - 0.6%
Abu Dhabi Commercial Bank PJSC	1,144,319	2,200
Aldar Properties PJSC	2,163,847	1,191
DAMAC Properties Dubai Co. PJSC	997,323	557
DP World Ltd.	94,044	2,165
Dubai Investments PJSC	1,172,193	607
Dubai Islamic Bank PJSC	913,121	1,208
Emaar Development PJSC*	451,615	622
Emaar Malls PJSC	1,050,860	612
Emaar Properties PJSC	1,963,416	2,631
Emirates Telecommunications Group Co. PJSC	974,681	4,288
First Abu Dhabi Bank PJSC	783,039	2,591

		18,672

United States - 0.0%
Nexteer Automotive Group Ltd.	512,000	752

Total Common Stocks (Cost $2,193,430)		2,829,635

PREFERRED STOCKS - 3.0%(1)
Brazil - 1.9%
Banco Bradesco S.A.*	1,777,444	12,282
Banco Bradesco S.A. ADR*	99,467	682
Braskem S.A., Class A,
3.72%(5)	97,241	1,264
Centrais Eletricas Brasileiras S.A., Class B*	130,441	462
Cia Brasileira de Distribuicao*	89,342	1,785
Cia Energetica de Minas Gerais,
6.85%(5)	482,603	899
Gerdau S.A.,
0.43%(5)	575,761	2,058
Itau Unibanco Holding S.A.,
0.45%(5)	1,804,593	18,694
Itausa - Investimentos Itau S.A.,
0.65%(5)	2,485,040	5,892
Lojas Americanas S.A.*	413,230	1,770
Petroleo Brasileiro S.A.*	1,933,795	8,567
Petroleo Brasileiro S.A. ADR*	128,691	1,138
Telefonica Brasil S.A.,
2.93%(5)	227,973	2,697
Telefonica Brasil S.A. ADR,
3.40%(5)	22,109	262

		58,452

Chile - 0.1%
Embotelladora Andina S.A., Class B,
2.80%(5)	161,507	630
Sociedad Quimica y Minera de Chile S.A. ADR,
2.64%(5)	1,754	84
Sociedad Quimica y Minera de Chile S.A., Class B,
0.87%(5)	65,516	3,142

		3,856

Colombia - 0.2%
Bancolombia S.A.,
2.86%(5)	223,855	2,689
Bancolombia S.A. ADR,
3.03%(5)	6,452	308
Grupo Aval Acciones y Valores S.A.,
3.90%(5)	2,099,224	877
Grupo de Inversiones Suramericana S.A.,
1.45%(5)	61,065	739

		4,613

Russia - 0.1%
Surgutneftegas OJSC,
4.40%(5)	2,533,237	1,275
Surgutneftegas OJSC ADR,
4.45%(5)	140,161	691
Transneft PJSC,
4.90%(5)	256	678

		2,644

South Korea - 0.7%
Amorepacific Corp.,
0.84%(5)	4,976	690
Hyundai Motor Co. Ltd.,
4.71%(5)	21,261	1,731
Hyundai Motor Co. Ltd.,
5.07%(5)	13,200	973
LG Chem Ltd.,
3.08%(5)	4,256	769

EQUITY INDEX FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS - 3.0%(1) continued
South Korea - 0.7% continued
LG Household & Health Care Ltd.,
1.24%(5)	1,164	$762
Samsung Electronics Co. Ltd.,
2.87%(5)	479,659	16,175

		21,100

Total Preferred Stocks (Cost $98,293)		90,665

RIGHTS - 0.0%
Russia - 0.0%
RusHydro PJSC* (3)	31,933,245	—

Total Rights (Cost $—)		—

INVESTMENT COMPANIES - 2.7%
iShares Core MSCI Emerging Markets ETF	511,932	26,881
iShares MSCI Emerging Markets ETF	577,000	25,001
Northern Institutional Funds - U.S. Government Portfolio, 1.72%(6) (7)	30,560,800	30,561
Total Investment Companies (Cost $84,051)		82,443

Total Investments - 99.1% (Cost $2,375,774)		3,002,743

Other Assets less Liabilities - 0.9%		27,779

Net Assets - 100.0%		$3,030,522

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(3)	Level 3 asset that is worthless, bankrupt or has been delisted.
(4)	Value rounds to less than one thousand.
(5)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of June 30, 2018 is disclosed.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2018, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
BNP	Korean Won	4,061,561	United States Dollar	3,792	9/19/18	$135
BNP	Taiwan Dollar	6,124	United States Dollar	207	9/19/18	5
Citibank	South African Rand	11,424	United States Dollar	850	9/19/18	27
Goldman Sachs	Brazilian Real	5,435	United States Dollar	1,454	9/19/18	63
Morgan Stanley	Indian Rupee	10,016	United States Dollar	147	9/19/18	2

Total						$232

At June 30, 2018, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
FTSE/JSE Top 40 Index (United States Dollar)	50	$1,884	Long	9/18	$37
Hang Seng Index (Hong Kong Dollar)	24	4,394	Long	7/18	(13)
Mini MSCI Emerging Markets Index (United States Dollar)	904	48,061	Long	9/18	(3,395)
MSCI Taiwan Index (United States Dollar)	55	2,132	Long	7/18	15
S&P/TSX 60 Index (Canadian Dollar)	1	147	Long	9/18	1
SGX Nifty 50 Index United States Dollar)	49	1,048	Long	7/18	(6)
SPI 200 Index (Australian Dollar)	3	341	Long	9/18	2

Total					$(3,359)

NORTHERN FUNDS QUARTERLY REPORT    17    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

At June 30, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	9.6%
Consumer Staples	6.6
Energy	7.0
Financials	24.1
Health Care	3.1
Industrials	5.1
Information Technology	27.4
Materials	7.5
Real Estate	3.0
Telecommunication Services	4.2
Utilities	2.4

Total	100.0%

At June 30, 2018, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Hong Kong Dollar	23.5%
Korean Won	14.3
United States Dollar	12.7
Taiwan Dollar	11.5
Indian Rupee	8.3
South African Rand	6.4
Brazilian Real	5.5
All other currencies less than 5%	17.8

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2018 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Brazil	$110,596	$—	$—	$110,596
Chile	28,663	—	—	28,663
China	244,382	590,317	—	834,699
Colombia	9,330	—	—	9,330
India	3,802	248,577	—	252,379
Mexico	84,893	—	—	84,893
Peru	12,118	—	—	12,118
Russia	4,785	95,103	—	99,888
South Africa	5,786	184,040	—	189,826
South Korea	1,456	403,697	—	405,153
Taiwan	4,591	336,118	—	340,709
All Other Countries(1)	—	461,381	—	461,381

Total Common Stocks	510,402	2,319,233	—	2,829,635

Preferred Stocks
Russia	691	1,953	—	2,644
South Korea	—	21,100	—	21,100
All Other Countries(1)	66,921	—	—	66,921

Total Preferred Stocks	67,612	23,053	—	90,665

Investment Companies	82,443	—	—	82,443

Total Investments	$660,457	$2,342,286	$—	$3,002,743

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency
Exchange Contracts	$—	$232	$—	$232
Futures Contracts	55	—	—	55
Liabilities
Futures Contracts	(3,414)	—	—	(3,414)

Total Other Financial Instruments	$(3,359)	$232	$—	$(3,127)

(1)	Classifications as defined in the Schedule of Investments

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

EQUITY INDEX FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

At June 30, 2018, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

	Value (000S)	Reason
Common Stocks
Malaysia	$66,173	Valuations at official close price with foreign fair value adjustment
Pakistan	1,975	Valuations at official close price with foreign fair value adjustment
Russia	46,655	Valuations at official close price with foreign fair value adjustment
South Korea	2,381	Fair valued by using an observable input
	395,218	Valuations at official close price with foreign fair value adjustment
Taiwan	333,702	Valuations at official close price with foreign fair value adjustment
Thailand	52,984	Valuations at official close price with foreign fair value adjustment
Turkey	22,146	Valuations at official close price with foreign fair value adjustment
Preferred Stocks
Russia	1,953	Valuations at official close price with foreign fair value adjustment
South Korea	21,100	Valuations at official close price with foreign fair value adjustment

Total	$944,287

At June 30, 2018, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1

	Value (000S)	Reason
Common Stocks
Colombia	$9,213	Valuations at official close price
Mexico	82,573	Valuations at official close price
Preferred Stocks
Colombia	4,305	Valuations at official close price

Total	$96,091

Transactions in affiliated investments for the three months ended June 30, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio	$28,939	$95,782	$94,160	$120	$30,561	30,561

NORTHERN FUNDS QUARTERLY REPORT    19    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND	JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6%(1)
Australia - 4.2%
BGP Holdings PLC* (2)	6,535,576	$—
BWP Trust	543,623	1,311
Charter Hall Retail REIT	376,889	1,172
Cromwell Property Group	1,707,682	1,418
Dexus	1,140,854	8,226
Goodman Group	1,984,859	14,168
GPT Group (The)	2,020,901	7,594
Investa Office Fund	618,708	2,396
Mirvac Group	4,142,412	6,671
Scentre Group	5,739,864	18,700
Shopping Centres Australasia Property Group	840,630	1,527
Stockland	2,729,932	8,046
Vicinity Centres	3,586,119	6,881

		78,110

Austria - 0.2%
BUWOG A.G.*	33,760	1,135
CA Immobilien Anlagen A.G.	78,138	2,605

		3,740

Belgium - 0.6%
Aedifica S.A.	20,301	1,851
Befimmo S.A.	21,796	1,344
Cofinimmo S.A.	25,131	3,099
Intervest Offices & Warehouses N.V.	17,203	435
Leasinvest Real Estate S.C.A.	2,232	249
Retail Estates N.V.	7,390	658
Warehouses De Pauw - CVA	19,163	2,422
Wereldhave Belgium N.V.	2,616	299
Xior Student Housing N.V.	11,824	522

		10,879

Brazil - 0.4%
Aliansce Shopping Centers S.A.	91,403	345
BR Malls Participacoes S.A.*	836,713	2,103
BR Properties S.A.	143,052	337
Construtora Tenda S.A.*	45,700	281
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	287,385	814
Direcional Engenharia S.A.*	79,230	123
Even Construtora e Incorporadora S.A.*	133,269	125
Ez Tec Empreendimentos e Participacoes S.A.	64,165	265
Gafisa S.A.*	37,787	101
Helbor Empreendimentos S.A.*	236,707	56
Iguatemi Empresa de Shopping Centers S.A.	98,403	787
JHSF Participacoes S.A.*	197,916	57
MRV Engenharia e Participacoes S.A.	328,712	1,015
Multiplan Empreendimentos Imobiliarios S.A.*	103,524	1,512
Sao Carlos Empreendimentos e Participacoes S.A.*	17,900	144
Sonae Sierra Brasil S.A.	25,715	126

		8,191

Canada - 2.4%
Allied Properties Real Estate Investment Trust	102,906	3,276
Artis Real Estate Investment Trust	155,514	1,551
Boardwalk Real Estate Investment Trust	42,450	1,475
Canadian Apartment Properties REIT	151,928	4,926
Chartwell Retirement Residences	236,948	2,763
Choice Properties Real Estate Investment Trust	301,113	2,774
Cominar Real Estate Investment Trust	205,632	2,005
Crombie Real Estate Investment Trust	98,375	952
Dream Global Real Estate Investment Trust	179,140	1,957
Dream Office Real Estate Investment Trust	53,348	951
First Capital Realty, Inc.	169,661	2,666
Granite Real Estate Investment Trust	52,070	2,124
H&R Real Estate Investment Trust	320,654	4,907
Killam Apartment Real Estate Investment Trust	89,721	1,022
Northview Apartment Real Estate Investment Trust	48,901	977
NorthWest Healthcare Properties Real Estate Investment Trust	103,965	893
RioCan Real Estate Investment Trust	352,582	6,477
SmartCentres Real Estate Investment Trust	132,524	3,078

		44,774

Chile - 0.1%
Parque Arauco S.A.	671,361	1,889

China - 3.5%
Agile Group Holdings Ltd.	1,575,226	2,683
Beijing Capital Land Ltd., Class H	1,182,000	508
Beijing North Star Co. Ltd., Class H	775,662	247
China Aoyuan Property Group Ltd.	1,407,000	1,020

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6%(1) continued
China - 3.5% continued
China Electronics Optics Valley Union Holding Co. Ltd.	3,484,000	$270
China Evergrande Group*	3,303,000	8,398
China SCE Property Holdings Ltd.	1,787,000	843
China Vanke Co. Ltd., Class H	1,463,941	5,112
CIFI Holdings Group Co. Ltd.	3,594,882	2,275
Country Garden Holdings Co. Ltd.	8,277,181	14,440
Greenland Hong Kong Holdings Ltd.	894,000	330
Greentown China Holdings Ltd.	849,000	1,137
Guangzhou R&F Properties Co. Ltd., Class H	1,133,002	2,272
Guorui Properties Ltd.	874,000	288
KWG Property Holding Ltd.	1,401,594	1,746
Logan Property Holdings Co. Ltd.	1,152,000	1,548
Longfor Properties Co. Ltd.	1,637,000	4,405
Powerlong Real Estate Holdings Ltd.	1,556,000	836
Redco Group(3)	1,004,000	511
Ronshine China Holdings Ltd.*	558,000	719
Shui On Land Ltd.	3,829,777	966
Sino-Ocean Group Holding Ltd.	3,285,000	1,904
Skyfame Realty Holdings Ltd.	1,084,000	797
SOHO China Ltd.	2,102,256	997
Sunac China Holdings Ltd.	2,468,050	8,586
Times China Holdings Ltd.	629,000	929
Yuzhou Properties Co. Ltd.	1,555,000	911
Zhenro Properties Group Ltd.	951,000	571

		65,249

Finland - 0.1%
Citycon OYJ	445,547	964
Kojamo OYJ*	98,229	1,050
Technopolis OYJ	161,694	727

		2,741

France - 3.2%
Carmila S.A.	34,582	963
Covivio	40,586	4,221
Gecina S.A.	57,186	9,562
ICADE	35,558	3,333
Klepierre S.A.	223,895	8,422
Mercialys S.A.	46,467	809
Unibail-Rodamco-Westfield	110,519	24,335
Unibail-Rodamco-Westfield - CDI*	809,360	8,787

		60,432

Germany - 4.2%
ADLER Real Estate A.G.*	35,136	591
ADO Properties S.A.(3)	32,764	1,783
alstria office REIT-A.G.	179,513	2,697
Aroundtown S.A.	707,209	5,818
Deutsche EuroShop A.G.	57,340	2,026
Deutsche Wohnen S.E.	398,925	19,267
DIC Asset A.G.	49,149	551
Grand City Properties S.A.	124,251	3,226
Hamborner REIT A.G.	86,227	916
LEG Immobilien A.G.	71,648	7,784
Sirius Real Estate Ltd.	1,055,490	869
TAG Immobilien A.G.	143,083	3,148
TLG Immobilien A.G.	96,653	2,577
Vonovia S.E.	574,239	27,323

		78,576

Greece - 0.0%
Grivalia Properties REIC A.E.	54,127	543

Hong Kong - 9.5%
Champion REIT	2,188,846	1,455
China Jinmao Holdings Group Ltd.	6,510,000	3,262
China Merchants Land Ltd.	1,386,000	238
China Overseas Grand Oceans Group Ltd.	1,333,500	490
China Overseas Land & Investment Ltd.	4,294,542	14,049
China Resources Land Ltd.	2,992,155	10,015
CK Asset Holdings Ltd.	3,022,500	23,881
Fortune Real Estate Investment Trust	1,519,920	1,784
Gemdale Properties & Investment Corp. Ltd.	6,094,000	658
Glorious Property Holdings Ltd.*	2,721,100	145
Hang Lung Properties Ltd.	2,247,452	4,616
Henderson Land Development Co. Ltd.	1,318,505	6,940
Hongkong Land Holdings Ltd.	1,309,318	9,367
Hopson Development Holdings Ltd.	696,000	618
Hui Xian Real Estate Investment Trust	2,541,357	1,223
Hysan Development Co. Ltd.	694,045	3,862
Jiayuan International Group Ltd.	1,258,000	2,180
K Wah International Holdings Ltd.	1,352,937	776
Kerry Properties Ltd.	659,099	3,149
Link REIT	2,409,300	21,904
Liu Chong Hing Investment Ltd.	206,000	325
LVGEM China Real Estate Investment Co. Ltd.	1,144,000	424
Minmetals Land Ltd.	1,458,000	260

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6%(1) continued
Hong Kong - 9.5% continued
New World Development Co. Ltd.	6,334,325	$8,852
Poly Property Group Co. Ltd.	2,205,000	908
Road King Infrastructure Ltd.	284,000	495
Shanghai Industrial Urban Development Group Ltd.	1,422,000	260
Shenzhen Investment Ltd.	3,582,182	1,299
Shimao Property Holdings Ltd.	1,357,869	3,546
Sino Land Co. Ltd.	3,448,938	5,594
Sinolink Worldwide Holdings Ltd.*	2,252,000	255
Spring Real Estate Investment Trust	883,000	375
Sun Hung Kai Properties Ltd.	1,593,425	23,907
Swire Properties Ltd.	1,193,200	4,410
Wharf Holdings (The) Ltd.	1,358,317	4,351
Wharf Real Estate Investment Co. Ltd.	1,361,317	9,667
Yuexiu Property Co. Ltd.	6,959,442	1,326
Yuexiu Real Estate Investment Trust	1,276,000	857

		177,723

India - 0.1%
DLF Ltd.	488,563	1,344
Oberoi Realty Ltd.	91,444	636
Prestige Estates Projects Ltd.	125,225	494

		2,474

Indonesia - 0.2%
Alam Sutera Realty Tbk PT	13,154,640	301
Bumi Serpong Damai Tbk PT	8,402,900	916
Ciputra Development Tbk PT	15,520,836	1,103
Pakuwon Jati Tbk PT	25,749,840	951
PP Properti Tbk PT	26,913,700	266
Sentul City Tbk PT*	49,552,100	379
Summarecon Agung Tbk PT	12,077,600	761

		4,677

Ireland - 0.2%
Green REIT PLC	793,634	1,372
Hibernia REIT PLC	776,955	1,361
Irish Residential Properties REIT PLC	391,097	630

		3,363

Israel - 0.1%
Azrieli Group Ltd.	41,505	2,063

Italy - 0.1%
Beni Stabili S.p.A. SIIQ	1,150,479	1,008
Immobiliare Grande Distribuzione SIIQ S.p.A.	55,908	448

		1,456

Japan - 9.5%
Activia Properties, Inc.	707	3,242
Advance Residence Investment Corp.	1,419	3,635
Aeon Mall Co. Ltd.	135,766	2,436
AEON REIT Investment Corp.	1,663	1,918
Comforia Residential REIT, Inc.	610	1,438
Daiwa House REIT Investment Corp.	1,958	4,646
Daiwa Office Investment Corp.	312	1,793
Frontier Real Estate Investment Corp.	498	2,001
Fukuoka REIT Corp.	827	1,311
GLP J-Reit	3,403	3,613
Hulic Co. Ltd.	402,040	4,280
Hulic Reit, Inc.	1,093	1,694
Industrial & Infrastructure Fund Investment Corp.	1,774	1,976
Invincible Investment Corp.	4,176	1,881
Japan Excellent, Inc.	1,348	1,737
Japan Hotel REIT Investment Corp.	4,529	3,394
Japan Logistics Fund, Inc.	980	1,997
Japan Prime Realty Investment Corp.	955	3,470
Japan Real Estate Investment Corp.	1,454	7,693
Japan Rental Housing Investments, Inc.	1,676	1,349
Japan Retail Fund Investment Corp.	2,921	5,269
Kenedix Office Investment Corp.	394	2,450
Kenedix Retail REIT Corp.	583	1,288
Mitsubishi Estate Co. Ltd.	1,322,280	23,098
Mitsui Fudosan Co. Ltd.	1,058,762	25,521
Mori Hills REIT Investment Corp.	1,620	2,079
Mori Trust Sogo Reit, Inc.	1,106	1,585
Nippon Accommodations Fund, Inc.	501	2,279
Nippon Building Fund, Inc.	1,418	8,180
Nippon Prologis REIT, Inc.	2,100	4,357
Nomura Real Estate Holdings, Inc.	133,000	2,948
Nomura Real Estate Master Fund, Inc.	4,594	6,488
NTT Urban Development Corp.	120,500	1,293
Orix JREIT, Inc.	2,923	4,666
Premier Investment Corp.	1,416	1,438
Sekisui House Reit, Inc.	3,976	2,606
Sumitomo Realty & Development Co. Ltd.	483,425	17,795
Tokyo Tatemono Co. Ltd.	232,400	3,188
Tokyu REIT, Inc.	982	1,321
United Urban Investment Corp.	3,291	5,114

		178,467

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6%(1) continued
Jersey - 0.0%
Target Healthcare REIT Ltd.	390,392	$569

Malaysia - 0.4%
Eastern & Oriental Bhd.	963,353	375
Eco World Development Group Bhd.*	1,029,400	313
IGB Real Estate Investment Trust	1,895,000	816
IOI Properties Group Bhd.	2,075,500	821
KLCCP Stapled Group	499,848	988
Malaysian Resources Corp. Bhd.	2,408,400	358
Pavilion Real Estate Investment Trust	872,800	384
Sime Darby Property Bhd.	3,931,300	1,165
SP Setia Bhd. Group	1,410,742	1,083
Sunway Real Estate Investment Trust	1,970,200	863
UEM Sunrise Bhd.	1,801,200	316
UOA Development Bhd.	633,400	373

		7,855

Mexico - 0.5%
Concentradora Fibra Danhos S.A. de C.V.	255,553	380
Concentradora Fibra Hotelera Mexicana S.A. de C.V.(3)	777,300	452
Consorcio ARA S.A.B. de C.V.	768,661	261
Corp. Inmobiliaria Vesta S.A.B. de C.V.	670,000	877
Fibra Uno Administracion S.A. de C.V.	3,353,409	4,888
Macquarie Mexico Real Estate Management S.A. de C.V.*	911,689	905
PLA Administradora Industrial S. de R.L. de C.V.*	884,600	1,207
Prologis Property Mexico S.A. de C.V.	383,300	703

		9,673

Netherlands - 0.3%
Eurocommercial Properties N.V. - CVA	54,216	2,301
NSI N.V.	20,256	849
Vastned Retail N.V.	20,368	960
Wereldhave N.V.	46,318	1,820

		5,930

New Zealand - 0.1%
Kiwi Property Group Ltd.	1,598,919	1,458

Norway - 0.1%
Entra ASA(3)	122,882	1,677

Philippines - 0.8%
Ayala Land, Inc.	7,710,951	5,475
Filinvest Land, Inc.	10,917,989	286
Megaworld Corp.	13,150,101	1,055
Robinsons Land Corp.	2,270,296	790
SM Prime Holdings, Inc.	10,067,353	6,774

		14,380

Singapore - 2.3%
Ascendas Real Estate Investment Trust	2,643,953	5,131
Ascott Residence Trust	1,226,060	962
CapitaLand Commercial Trust	2,598,071	3,161
CapitaLand Ltd.	2,812,615	6,511
CapitaLand Mall Trust	2,605,515	3,953
CapitaLand Retail China Trust	637,009	711
CDL Hospitality Trusts	897,092	1,034
City Developments Ltd.	519,500	4,177
First Real Estate Investment Trust	571,451	558
Keppel REIT	2,128,720	1,721
Lippo Malls Indonesia Retail Trust	2,262,100	523
Mapletree Commercial Trust	2,143,302	2,471
Mapletree Industrial Trust	1,488,007	2,106
Mapletree Logistics Trust	2,302,151	2,077
Mapletree North Asia Commercial Trust	2,377,300	1,990
Suntec Real Estate Investment Trust	2,137,191	2,718
UOL Group Ltd.	554,597	3,093
Yanlord Land Group Ltd.	736,700	858

		43,755

South Africa - 0.9%
Attacq Ltd.*	771,281	959
Balwin Properties Ltd.	271,517	99
Delta Property Fund Ltd.	616,408	236
Emira Property Fund Ltd.	427,517	447
Growthpoint Properties Ltd.	3,223,981	6,275
Hyprop Investments Ltd.	286,922	2,137
MAS Real Estate, Inc.	387,107	592
Rebosis Property Fund Ltd.	554,616	300
Redefine Properties Ltd.	5,931,293	4,535
SA Corporate Real Estate Ltd.	2,822,898	900
Texton Property Fund Ltd.	159,003	70
Vukile Property Fund Ltd.	780,629	1,108

		17,658

Spain - 0.7%
Hispania Activos Inmobiliarios SOCIMI S.A.	99,939	2,128
Inmobiliaria Colonial Socimi S.A.	323,375	3,571

EQUITY INDEX FUNDS     4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6%(1) continued
Spain - 0.7% continued
Lar Espana Real Estate Socimi S.A.	101,208	$1,130
Merlin Properties Socimi S.A.	380,580	5,528

		12,357

Sweden - 1.3%
Castellum AB	308,516	4,996
Catena AB	20,048	391
D Carnegie & Co. AB*	46,771	758
Dios Fastigheter AB	104,506	627
Fabege AB	293,587	3,500
Fastighets AB Balder, Class B*	111,438	2,906
Hemfosa Fastigheter AB	172,663	2,019
Hufvudstaden AB, Class A	126,202	1,806
Klovern AB, Class B	611,436	678
Kungsleden AB	219,829	1,516
Pandox AB	86,971	1,476
Wallenstam AB, Class B	188,731	1,696
Wihlborgs Fastigheter AB	154,112	1,782

		24,151

Switzerland - 0.8%
Allreal Holding A.G. (Registered)*	15,838	2,582
Mobimo Holding A.G. (Registered)	6,860	1,697
PSP Swiss Property A.G. (Registered)	44,300	4,113
Swiss Prime Site A.G. (Registered)*	80,035	7,362

		15,754

Taiwan - 0.0%
Hong Pu Real Estate Development Co. Ltd.	250,585	180

Thailand - 0.5%
AP Thailand PCL (Registered)	441,405	109
AP Thailand PCL NVDR	2,174,104	535
Central Pattana PCL (Registered)	825,726	1,738
Central Pattana PCL NVDR	1,971,498	4,148
LPN Development PCL (Registered)	8,475	3
LPN Development PCL NVDR	1,028,001	310
Origin Property PCL NVDR	947,700	469
Pruksa Holding PCL NVDR	634,200	364
Sansiri PCL NVDR	11,081,966	515
SC Asset Corp. PCL (Registered)	747,984	74
SC Asset Corp. PCL NVDR	957,424	95
Siam Future Development PCL NVDR	1,082,894	257
Supalai PCL (Registered)*	280,445	199
Supalai PCL NVDR*	994,100	705
WHA Corp. PCL NVDR	8,099,900	894

		10,415

Turkey - 0.1%
AKIS Gayrimenkul Yatirimi A.S.	148,380	84
Dogus Gayrimenkul Yatirim Ortakligi A.S.*	75,221	50
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	2,134,657	943
Is Gayrimenkul Yatirim Ortakligi A.S.	457,204	98
Torunlar Gayrimenkul Yatirim Ortakligi A.S.	174,620	104

		1,279

United Arab Emirates - 0.1%
Emaar Development PJSC*	902,601	1,244
Emaar Malls PJSC	2,246,592	1,309
RAK Properties PJSC	1,133,104	198

		2,751

United Kingdom - 4.3%
Assura PLC	2,561,067	1,946
Big Yellow Group PLC	159,259	2,004
British Land (The) Co. PLC	1,099,485	9,752
Capital & Counties Properties PLC	826,325	3,133
Capital & Regional PLC	626,076	420
Custodian Reit PLC	414,199	662
Daejan Holdings PLC	5,215	405
Derwent London PLC	111,034	4,551
Empiric Student Property PLC	667,564	781
F&C UK Real Estate Investment Ltd.	276,363	364
GCP Student Living PLC	438,211	850
Grainger PLC	463,787	1,884
Great Portland Estates PLC	310,721	2,928
Hammerson PLC	885,225	6,089
Hansteen Holdings PLC	465,834	640
Helical PLC	111,845	501
Intu Properties PLC	973,361	2,314
Land Securities Group PLC	798,973	10,058
LondonMetric Property PLC	724,947	1,766
LXI REIT PLC	223,963	327
NewRiver REIT PLC	334,751	1,193
Phoenix Spree Deutschland Ltd.	98,111	447
Primary Health Properties PLC	813,084	1,251
RDI REIT PLC	1,438,514	664
Regional REIT Ltd.(3)	352,269	441

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6%(1) continued
United Kingdom - 4.3% continued
Safestore Holdings PLC	228,385	$1,655
Schroder Real Estate Investment Trust Ltd.	582,653	474
Segro PLC	1,133,064	10,008
Shaftesbury PLC	258,382	3,187
Standard Life Investment Property Income Trust Ltd.	468,118	575
Triple Point Social Housing Reit PLC(3)	226,913	320
Tritax Big Box REIT PLC	1,667,416	3,430
UNITE Group (The) PLC	294,131	3,341
Workspace Group PLC	130,979	1,866

		80,227

United States - 46.8%
Acadia Realty Trust	90,650	2,481
Agree Realty Corp.	33,999	1,794
Alexander’s, Inc.	2,398	918
Alexandria Real Estate Equities, Inc.	113,884	14,369
American Assets Trust, Inc.	43,424	1,663
American Campus Communities, Inc.	151,443	6,494
American Homes 4 Rent, Class A	292,347	6,484
Americold Realty Trust	59,139	1,302
Apartment Investment & Management Co., Class A	174,191	7,368
Apple Hospitality REIT, Inc.	244,909	4,379
Ashford Hospitality Trust, Inc.	95,835	776
AvalonBay Communities, Inc.	154,683	26,588
Boston Properties, Inc.	172,864	21,681
Brandywine Realty Trust	193,918	3,273
Brixmor Property Group, Inc.	335,625	5,850
Camden Property Trust	99,285	9,048
CareTrust REIT, Inc.	84,075	1,403
CBL & Associates Properties, Inc.	188,303	1,049
Chatham Lodging Trust	50,985	1,082
Chesapeake Lodging Trust	66,303	2,098
Colony Capital, Inc.	550,663	3,436
Columbia Property Trust, Inc.	133,911	3,041
Corporate Office Properties Trust	115,594	3,351
Cousins Properties, Inc.	462,779	4,484
CubeSmart	205,015	6,606
DCT Industrial Trust, Inc.	104,830	6,995
DDR Corp.	167,015	2,990
DiamondRock Hospitality Co.	223,597	2,746
Digital Realty Trust, Inc.	230,075	25,672
Douglas Emmett, Inc.	178,761	7,183
Duke Realty Corp.	399,315	11,592
Easterly Government Properties, Inc.	51,860	1,025
EastGroup Properties, Inc.	38,803	3,708
Education Realty Trust, Inc.	85,231	3,537
Empire State Realty Trust, Inc., Class A	152,583	2,609
EPR Properties	81,844	5,303
Equity Commonwealth - (Fractional Shares)* (2)	75,000	—
Equity LifeStyle Properties, Inc.	94,578	8,692
Equity Residential	401,735	25,587
Essex Property Trust, Inc.	73,597	17,595
Extra Space Storage, Inc.	136,483	13,622
Federal Realty Investment Trust	81,461	10,309
First Industrial Realty Trust, Inc.	140,061	4,670
Forest City Realty Trust, Inc., Class A	236,366	5,392
Four Corners Property Trust, Inc.	68,886	1,697
Franklin Street Properties Corp.	116,794	1,000
Gaming and Leisure Properties, Inc.	224,622	8,041
Getty Realty Corp.	35,676	1,005
GGP, Inc.	696,413	14,228
Global Net Lease, Inc.	72,431	1,480
Government Properties Income Trust	110,402	1,750
Gramercy Property Trust	177,541	4,850
HCP, Inc.	526,002	13,581
Healthcare Realty Trust, Inc.	136,064	3,957
Healthcare Trust of America, Inc., Class A	227,007	6,120
Hersha Hospitality Trust	40,243	863
Highwoods Properties, Inc.	112,659	5,715
Hospitality Properties Trust	181,274	5,186
Host Hotels & Resorts, Inc.	818,781	17,252
Hudson Pacific Properties, Inc.	171,418	6,073
Independence Realty Trust, Inc.	98,512	1,016
Investors Real Estate Trust	134,298	743
Invitation Homes, Inc.	333,227	7,684
JBG SMITH Properties	113,246	4,130
Kennedy-Wilson Holdings, Inc.	140,788	2,978
Kilroy Realty Corp.	108,395	8,199
Kimco Realty Corp.	454,098	7,715
Kite Realty Group Trust	92,587	1,581
LaSalle Hotel Properties	124,530	4,263
Lexington Realty Trust	242,854	2,120
Liberty Property Trust	164,125	7,276
Life Storage, Inc.	51,609	5,022

EQUITY INDEX FUNDS     6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6%(1) continued
United States - 46.8% continued
LTC Properties, Inc.	43,740	$1,869
Macerich (The) Co.	152,009	8,639
Mack-Cali Realty Corp.	101,212	2,053
Medical Properties Trust, Inc.	404,866	5,684
Mid-America Apartment Communities, Inc.	127,107	12,796
Monmouth Real Estate Investment Corp.	86,946	1,437
National Health Investors, Inc.	45,125	3,325
National Retail Properties, Inc.	170,843	7,510
National Storage Affiliates Trust	57,493	1,772
New Senior Investment Group, Inc.	84,134	637
Omega Healthcare Investors, Inc.	218,308	6,768
Paramount Group, Inc.	233,522	3,596
Park Hotels & Resorts, Inc.	223,985	6,861
Pebblebrook Hotel Trust	76,650	2,974
Pennsylvania Real Estate Investment Trust	75,627	831
Physicians Realty Trust	204,197	3,255
Piedmont Office Realty Trust, Inc., Class A	144,212	2,874
Prologis, Inc.	593,857	39,010
PS Business Parks, Inc.	22,506	2,892
Public Storage	166,300	37,727
QTS Realty Trust, Inc., Class A	57,289	2,263
Quality Care Properties, Inc.*	107,355	2,309
Ramco-Gershenson Properties Trust	90,958	1,202
Realty Income Corp.	318,353	17,124
Regency Centers Corp.	169,945	10,550
Retail Opportunity Investments Corp.	123,783	2,372
Retail Properties of America, Inc., Class A	246,842	3,155
Rexford Industrial Realty, Inc.	90,722	2,848
RLJ Lodging Trust	191,014	4,212
Ryman Hospitality Properties, Inc.	50,090	4,165
Sabra Health Care REIT, Inc.	196,383	4,267
Saul Centers, Inc.	13,292	712
Select Income REIT	70,503	1,584
Senior Housing Properties Trust	259,388	4,692
Seritage Growth Properties, Class A	36,305	1,540
Simon Property Group, Inc.	345,095	58,732
SL Green Realty Corp.	95,626	9,613
Spirit MTA REIT*	46,464	479
Spirit Realty Capital, Inc.	471,906	3,789
STAG Industrial, Inc.	110,168	3,000
STORE Capital Corp.	197,932	5,423
Summit Hotel Properties, Inc.	115,513	1,653
Sun Communities, Inc.	87,106	8,526
Sunstone Hotel Investors, Inc.	252,430	4,195
Tanger Factory Outlet Centers, Inc.	103,366	2,428
Taubman Centers, Inc.	65,510	3,849
Terreno Realty Corp.	61,553	2,319
Tier REIT, Inc.	52,813	1,256
TravelCenters of America LLC - (Fractional Shares)* (2)	50,000	—
UDR, Inc.	297,357	11,163
Universal Health Realty Income Trust	14,042	898
Urban Edge Properties	118,793	2,717
Urstadt Biddle Properties, Inc., Class A	33,160	750
Ventas, Inc.	398,398	22,689
VEREIT, Inc.	1,083,372	8,060
VICI Properties, Inc.	303,401	6,262
Vornado Realty Trust	192,942	14,262
Washington Prime Group, Inc.	208,376	1,690
Washington Real Estate Investment Trust	88,033	2,670
Weingarten Realty Investors	131,754	4,059
Welltower, Inc.	416,546	26,113
WP Carey, Inc.	117,981	7,828
Xenia Hotels & Resorts, Inc.	120,515	2,936

		878,634

Total Common Stocks (Cost $1,426,571)		1,854,050

	PRINCIPAL AMOUNT (000S)(4)	VALUE (000S)
CONVERTIBLE BONDS - 0.0%
Malaysia - 0.0%
YTL Land & Development Bhd., (Step to 6.00% on 10/31/18),
3.00%, 10/31/21 (MYR)(5)	$114	$12

Total Convertible Bonds (Cost $26)		12

	NUMBER OF SHARES	VALUE (000S)
RIGHTS - 0.0%
Belgium - 0.0%
Xior Student Housing N.V.* (6)	1	$—

Total Rights (Cost $—)		—

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 0.4%
F&C Commercial Property Trust Ltd.(1)	587,295	$1,167
MedicX Fund Ltd.(1)	472,138	509
Northern Institutional Funds - U.S. Government Portfolio,	3,691,933	3,692
1.72%(7) (8)
Picton Property Income (The) Ltd.(1)	603,538	726
UK Commercial Property Trust Ltd.(1)	741,777	862

Total Investment Companies (Cost $6,591)		6,956

Total Investments - 99.0% (Cost $1,433,188)		1,861,018

Other Assets less Liabilities - 1.0%		18,020

Net Assets - 100.0%		$1,879,038

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Level 3 asset that is worthless, bankrupt or has been delisted.
(3)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(4)	Principal amount is in USD unless otherwise indicated.
(5)	Step coupon bond. Rate as of June 30, 2018 is disclosed.
(6)	Value rounds to less than one thousand.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of June 30, 2018 is disclosed.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2018, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
BNP	Swiss Franc	264	United States Dollar	270	9/19/18	$2
Citibank	United States Dollar	900	Euro	768	9/19/18	2
Goldman Sachs	British Pound	74	United States Dollar	100	9/19/18	1
Societe Generale	Japanese Yen	32,925	United States Dollar	300	9/19/18	1

Subtotal Appreciation						6

Bank of Montreal	United States Dollar	78	Swedish Krona	670	9/19/18	(3)
BNP	Hong Kong Dollar	7,054	United States Dollar	900	9/19/18	— *
Citibank	British Pound	227	United States Dollar	300	9/19/18	(1)
Citibank	Hong Kong Dollar	11,756	United States Dollar	1,500	9/19/18	(1)
Citibank	United States Dollar	872	Australian Dollar	1,146	9/19/18	(23)
Citibank	United States Dollar	482	Euro	406	9/19/18	(5)
Citibank	United States Dollar	705	Japanese Yen	77,291	9/19/18	(3)
Goldman Sachs	Australian Dollar	542	United States Dollar	400	9/19/18	(2)
Goldman Sachs	United States Dollar	1,468	Hong Kong Dollar	11,504	9/19/18	— *
JPMorgan Chase	Euro	258	United States Dollar	300	9/19/18	(3)
JPMorgan Chase	United States Dollar	244	Singapore Dollar	325	9/19/18	(5)
Morgan Stanley	Australian Dollar	1,563	United States Dollar	1,155	9/19/18	(2)
Morgan Stanley	United States Dollar	26	Canadian Dollar	34	9/19/18	— *

Subtotal Depreciation						(48)

Total						$(42)

*	Amount rounds to less than one thousand.

At June 30, 2018, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-Mini S&P Midcap 400 (United States Dollar)	48	$9,389	Long	9/18	$(130)
FTSE 100 Index (British Pound)	21	2,107	Long	9/18	(8)
Hang Seng Index (Hong Kong Dollar)	23	4,211	Long	7/18	(28)
SPI 200 Index (Australian Dollar)	36	4,095	Long	9/18	60
Topix Index (Japanese Yen)	21	3,282	Long	9/18	(61)

Total					$(167)

At June 30, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Retail REITs	18.6%
Office REITs	10.6
Real Estate Operating Companies	10.1
Diversified REITs	10.0
Residential REITs	9.6
Diversified Real Estate Activities	8.5
Real Estate Development	8.0
Industrial REITs	7.5
Specialized REITs	6.3

EQUITY INDEX FUNDS     8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Health Care REITs	6.2
Other Industries less than 5%	4.6

Total	100.0%

At June 30, 2018, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG TERM INVESTMENTS
United States Dollar	47.8%
Hong Kong Dollar	12.5
Japanese Yen	9.6
Euro	9.2
All other currencies less than 5%	20.9

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2018 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Brazil	$8,191	$—	$—	$8,191
Canada	44,774	—	—	44,774
Chile	1,889	—	—	1,889
Finland	1,050	1,691	—	2,741
France	8,787	51,645	—	60,432
Mexico	9,673	—	—	9,673
United States	878,634	—	—	878,634
All Other Countries(1)	—	847,716	—	847,716

Total Common Stocks	952,998	901,052	—	1,854,050

Convertible Bonds(1)	—	12	—	12
Rights(1)	—	— *	—	— *
Investment Companies	3,692	3,264	—	6,956

Total Investments	$956,690	$904,328	$—	$1,861,018

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	—	6	—	6
Futures Contracts	60	—	—	60
Liabilities
Forward Foreign Currency Exchange Contracts	—	(48)	—	(48)
Futures Contracts	(227)	—	—	(227)

Total Other Financial Instruments	$(167)	$(42)	$—	$(209)

(1)	Classifications as defined in the Schedule of Investments.
*	Amount rounds to less than one thousand.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2018, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

	Value (000S)	Reason
Common Stocks
Hong Kong	$1,223	Valuations at official close price with foreign fair value adjustment
Japan	177,029	Valuations at official close price with foreign fair value adjustment
Malaysia	7,855	Valuations at official close price with foreign fair value adjustment
Taiwan	180	Valuations at official close price with foreign fair value adjustment
Thailand	8,292	Valuations at official close price with foreign fair value adjustment
Turkey	1,279	Valuations at official close price with foreign fair value adjustment

Total	$195,858

At June 30, 2018, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1

	Value (000S)	Reason
Common Stocks
Mexico	$9,673	Valuations at official close price

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued	JUNE 30, 2018 (UNAUDITED)

Transactions in affiliated investments for the three months ended June 30, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio	$5,980	$33,618	$35,906	$24	$3,692	3,692

EXPLANATION OF CURRENCY ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

MYR - Malaysian Ringgit

USD - United States Dollar

EQUITY INDEX FUNDS     10    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND	JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%(1)
Australia - 3.5%
AGL Energy Ltd.	13,305	$222
Amcor Ltd.	23,328	249
AMP Ltd.	58,717	155
APA Group	24,972	182
ASX Ltd.	3,805	182
Aurizon Holdings Ltd.	42,116	135
AusNet Services	34,455	41
Australia & New Zealand Banking Group Ltd.	59,084	1,240
Bendigo & Adelaide Bank Ltd.	10,154	82
BlueScope Steel Ltd.	11,669	149
Boral Ltd.	23,815	115
Brambles Ltd.	31,284	206
Caltex Australia Ltd.	5,476	132
Coca-Cola Amatil Ltd.	9,510	65
Cochlear Ltd.	1,136	169
Commonwealth Bank of Australia	35,347	1,914
Computershare Ltd.	8,870	121
CSL Ltd.	9,134	1,306
Dexus	20,724	149
Flight Centre Travel Group Ltd.	1,244	59
Goodman Group	32,657	233
GPT Group (The)	37,370	140
Harvey Norman Holdings Ltd.	11,230	28
Healthscope Ltd.	32,163	53
Insurance Australia Group Ltd.	47,589	302
LendLease Group	11,442	168
Macquarie Group Ltd.	6,605	607
Mirvac Group	76,683	123
National Australia Bank Ltd.	54,995	1,119
Newcrest Mining Ltd.	15,532	252
Orica Ltd.	7,690	101
Origin Energy Ltd.*	35,625	266
Ramsay Health Care Ltd.	2,912	117
Scentre Group	110,031	358
SEEK Ltd.	7,164	116
South32 Ltd.	104,087	280
Stockland	48,136	142
Sydney Airport	23,355	124
Telstra Corp. Ltd.	84,388	163
Transurban Group	44,956	399
Wesfarmers Ltd.	23,089	847
Westpac Banking Corp.	69,143	1,507
Woodside Petroleum Ltd.	18,221	480

		14,798

Austria - 0.1%
OMV A.G.	2,933	166
voestalpine A.G.	2,328	107

		273

Belgium - 0.3%
Colruyt S.A.	1,327	76
KBC Group N.V.	5,062	390
Solvay S.A., Class A	1,502	189
UCB S.A.	2,563	201
Umicore S.A.	4,350	248

		1,104

Canada - 3.7%
Agnico Eagle Mines Ltd.	4,731	217
Alimentation Couche-Tard, Inc., Class B	8,717	379
AltaGas Ltd.	3,939	81
ARC Resources Ltd.	6,879	71
Bank of Montreal	13,009	1,006
Bank of Nova Scotia (The)	24,205	1,371
BlackBerry Ltd.*	10,630	103
CAE, Inc.	5,455	113
Canadian Imperial Bank of Commerce	8,939	778
Canadian National Railway Co.	14,974	1,225
Canadian Tire Corp. Ltd., Class A	1,273	166
Cenovus Energy, Inc.	20,883	217
CGI Group, Inc., Class A*	5,200	330
Emera, Inc.	1,139	37
Empire Co. Ltd., Class A	3,898	78
Enbridge, Inc.	34,274	1,225
Encana Corp.	19,264	252
First Capital Realty, Inc.	3,634	57
Fortis, Inc.	8,428	269
Franco-Nevada Corp.	3,722	272
Gildan Activewear, Inc.	4,525	127
Hydro One Ltd.(2)	6,574	100
Loblaw Cos. Ltd.	3,858	198
Lululemon Athletica, Inc.*	2,045	255
Lundin Mining Corp.	13,357	74
Magna International, Inc.	6,815	396
Metro, Inc.	4,859	165
Nutrien Ltd.	12,895	702

NORTHERN FUNDS QUARTERLY REPORT     1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%(1) continued
Canada - 3.7% continued
Open Text Corp.	5,170	$182
PrairieSky Royalty Ltd.	4,065	80
Rogers Communications, Inc., Class B	7,448	354
Sun Life Financial, Inc.	12,350	496
Suncor Energy, Inc.	33,168	1,350
Teck Resources Ltd., Class B	10,399	265
Toronto-Dominion Bank (The)	37,240	2,155
Vermilion Energy, Inc.	2,356	85
Wheaton Precious Metals Corp.	8,969	198
WSP Global, Inc.	2,104	111

		15,540

Denmark - 0.8%
Chr Hansen Holding A/S	1,950	180
Coloplast A/S, Class B	2,332	233
Genmab A/S*	1,203	186
H Lundbeck A/S	1,399	98
ISS A/S	3,537	121
Novo Nordisk A/S, Class B	35,703	1,649
Novozymes A/S, Class B	4,566	231
Orsted A/S(2)	3,811	231
Pandora A/S	2,232	156
Tryg A/S	2,210	52
Vestas Wind Systems A/S	4,240	262
William Demant Holding A/S*	2,111	85

		3,484

Finland - 0.4%
Metso OYJ	2,145	72
Neste OYJ	2,606	204
Nokia OYJ	113,905	654
Nokian Renkaat OYJ	2,178	86
Orion OYJ, Class B	2,280	61
Stora Enso OYJ (Registered)	10,866	212
UPM-Kymmene OYJ	10,861	388
Wartsila OYJ Abp	8,829	173

		1,850

France - 3.7%
Accor S.A.	3,807	187
Air Liquide S.A.	8,662	1,088
Atos S.E.	1,923	262
AXA S.A.	39,191	960
Bouygues S.A.	4,439	191
Capgemini S.E.	3,268	439
Carrefour S.A.	11,575	187
Casino Guichard Perrachon S.A.	966	37
Cie de Saint-Gobain	10,078	449
Cie Generale des Etablissements Michelin S.C.A.	3,450	420
CNP Assurances	3,769	86
Credit Agricole S.A.	23,049	307
Danone S.A.	12,205	895
Eiffage S.A.	1,590	173
Essilor International Cie Generale d’Optique S.A.	4,213	594
Eurazeo S.A.	897	68
Gecina S.A.	891	149
Getlink	9,495	130
Imerys S.A.	690	56
Ingenico Group S.A.	1,205	108
Ipsen S.A.	765	120
JCDecaux S.A.	1,455	49
Kering S.A.	1,541	869
L’Oreal S.A.	5,086	1,255
Natixis S.A.	19,158	136
Orange S.A.	40,739	681
Renault S.A.	3,844	326
Rexel S.A.	6,429	92
Schneider Electric S.E.	10,862	904
SES S.A.	7,599	139
Societe BIC S.A.	548	51
TOTAL S.A.	48,781	2,966
Unibail-Rodamco-Westfield	2,871	632
Vivendi S.A.	20,977	513
Wendel S.A.	519	71

		15,590

Germany - 3.4%
adidas A.G.	3,806	831
Allianz S.E. (Registered)	8,899	1,839
BASF S.E.	18,596	1,778
Bayerische Motoren Werke A.G.	6,624	601
Beiersdorf A.G.	2,047	232
Commerzbank A.G.*	19,597	188
Deutsche Boerse A.G.	3,853	513
Deutsche Post A.G. (Registered)	19,913	650
Deutsche Wohnen S.E.	7,181	347
E.ON S.E.	44,807	479
Evonik Industries A.G.	3,424	117

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%(1) continued
Germany - 3.4% continued
Fraport A.G. Frankfurt Airport Services Worldwide	791	$76
HeidelbergCement A.G.	2,953	249
Henkel A.G. & Co. KGaA	2,103	234
Merck KGaA	2,591	253
METRO A.G.	4,165	51
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	3,117	661
OSRAM Licht A.G.	2,080	85
ProSiebenSat.1 Media S.E.	4,653	118
RWE A.G.	10,479	239
SAP S.E.	19,845	2,293
Siemens A.G. (Registered)	15,441	2,040
Symrise A.G.	2,492	218
Telefonica Deutschland Holding A.G.	15,180	60

		14,152

Hong Kong - 0.8%
ASM Pacific Technology Ltd.	6,200	78
BOC Hong Kong Holdings Ltd.	75,000	352
CLP Holdings Ltd.	33,806	363
Hang Lung Properties Ltd.	43,000	88
Hang Seng Bank Ltd.	15,678	390
Hong Kong & China Gas Co. Ltd.	190,504	364
Hong Kong Exchanges & Clearing Ltd.	23,686	710
Hysan Development Co. Ltd.	12,000	67
Li & Fung Ltd.	112,000	41
MTR Corp. Ltd.	29,436	162
Shangri-La Asia Ltd.	22,000	41
Swire Pacific Ltd., Class A	9,500	100
Swire Properties Ltd.	21,878	81
Techtronic Industries Co. Ltd.	28,000	155
Wharf Real Estate Investment Co. Ltd.	25,000	178
Yue Yuen Industrial Holdings Ltd.	13,000	36

		3,206

Ireland - 1.0%
Accenture PLC, Class A	12,498	2,044
Allegion PLC	1,931	149
Aptiv PLC	5,377	493
CRH PLC	16,917	598
DCC PLC	1,756	160
Jazz Pharmaceuticals PLC*	1,212	209
Kerry Group PLC, Class A	3,271	342

		3,995

Israel - 0.1%
Bank Hapoalim B.M.	21,841	148
Bank Leumi Le-Israel B.M.	28,384	168
Mizrahi Tefahot Bank Ltd.	3,123	58

		374

Italy - 0.4%
Assicurazioni Generali S.p.A.	23,707	397
Intesa Sanpaolo S.p.A.	274,847	796
Intesa Sanpaolo S.p.A. (RSP)	18,347	55
Recordati S.p.A.	2,130	85
Snam S.p.A.	45,475	189
Tenaris S.A.	9,371	171

		1,693

Japan - 8.2%
Aeon Co. Ltd.	12,400	265
AEON Financial Service Co. Ltd.	2,190	47
Aeon Mall Co. Ltd.	2,180	39
Aisin Seiki Co. Ltd.	3,300	150
Ajinomoto Co., Inc.	9,300	176
Amada Holdings Co. Ltd.	6,600	63
ANA Holdings, Inc.	2,300	84
Asahi Glass Co. Ltd.	3,700	144
Asahi Kasei Corp.	26,000	330
Asics Corp.	3,200	54
Astellas Pharma, Inc.	39,800	606
Benesse Holdings, Inc.	1,600	57
Bridgestone Corp.	12,300	481
Casio Computer Co. Ltd.	3,500	57
Central Japan Railway Co.	2,900	601
Chugai Pharmaceutical Co. Ltd.	4,510	236
CyberAgent, Inc.	2,100	126
Dai Nippon Printing Co. Ltd.	5,000	112
Daicel Corp.	5,300	59
Daifuku Co. Ltd.	2,100	92
Daikin Industries Ltd.	5,000	598
Daiwa House Industry Co. Ltd.	11,500	392
Denso Corp.	8,800	428
Dentsu, Inc.	4,300	204
East Japan Railway Co.	6,200	594
Eisai Co. Ltd.	5,105	359
Fast Retailing Co. Ltd.	1,200	550
Fujitsu Ltd.	39,000	236
Hino Motors Ltd.	5,000	53
Hirose Electric Co. Ltd.	600	74

NORTHERN FUNDS QUARTERLY REPORT     3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%(1) continued
Japan - 8.2% continued
Hitachi Chemical Co. Ltd.	1,917	$39
Hitachi Construction Machinery Co. Ltd.	2,000	65
Hitachi High-Technologies Corp.	1,343	55
Hitachi Metals Ltd.	3,900	40
Honda Motor Co. Ltd.	33,000	968
Hulic Co. Ltd.	5,500	59
Inpex Corp.	20,700	214
J Front Retailing Co. Ltd.	4,700	71
Japan Retail Fund Investment Corp.	53	96
Kajima Corp.	18,000	139
Kaneka Corp.	5,000	45
Kansai Paint Co. Ltd.	3,700	77
Kao Corp.	10,100	770
Kawasaki Heavy Industries Ltd.	2,800	82
KDDI Corp.	36,500	998
Keio Corp.	2,200	106
Keyence Corp.	2,000	1,128
Kikkoman Corp.	3,100	156
Kobayashi Pharmaceutical Co. Ltd.	1,000	86
Kobe Steel Ltd.	6,055	55
Komatsu Ltd.	18,500	527
Konica Minolta, Inc.	9,200	85
Kubota Corp.	19,800	311
Kuraray Co. Ltd.	6,500	89
Kurita Water Industries Ltd.	1,800	51
Kyocera Corp.	6,500	365
Kyushu Railway Co.	3,200	98
Lawson, Inc.	1,100	69
Marui Group Co. Ltd.	3,900	82
Mazda Motor Corp.	11,800	145
McDonald’s Holdings Co. Japan Ltd.	1,300	66
Mitsubishi Chemical Holdings Corp.	25,900	216
Mitsubishi Electric Corp.	36,900	490
Mitsubishi Estate Co. Ltd.	23,900	417
Mitsubishi Materials Corp.	2,100	58
Mitsubishi UFJ Lease & Finance Co. Ltd.	8,030	49
Mitsui Chemicals, Inc.	3,500	93
Mitsui Fudosan Co. Ltd.	18,100	436
Mitsui OSK Lines Ltd.	2,200	53
Mizuho Financial Group, Inc.	484,873	816
Murata Manufacturing Co. Ltd.	3,615	607
Nabtesco Corp.	2,400	74
Nagoya Railroad Co. Ltd.	3,600	93
NEC Corp.	5,200	143
NGK Insulators Ltd.	5,000	89
NGK Spark Plug Co. Ltd.	3,400	97
Nikon Corp.	6,500	103
Nintendo Co. Ltd.	2,300	751
Nippon Express Co. Ltd.	1,500	109
Nippon Prologis REIT, Inc.	34	71
Nippon Yusen K.K.	3,000	59
Nitori Holdings Co. Ltd.	1,600	250
Nitto Denko Corp.	3,300	249
Nomura Real Estate Holdings, Inc.	2,500	55
Nomura Research Institute Ltd.	2,192	106
NSK Ltd.	7,100	73
NTT DOCOMO, Inc.	27,900	711
Obayashi Corp.	12,800	133
Odakyu Electric Railway Co. Ltd.	6,000	129
Omron Corp.	3,900	181
Oriental Land Co. Ltd.	4,000	419
Osaka Gas Co. Ltd.	7,600	157
Otsuka Corp.	2,100	82
Panasonic Corp.	44,100	593
Rakuten, Inc.	17,500	118
Recruit Holdings Co. Ltd.	22,300	616
Resona Holdings, Inc.	41,600	222
Rinnai Corp.	800	70
Secom Co. Ltd.	4,200	322
Sekisui Chemical Co. Ltd.	7,600	129
Sekisui House Ltd.	12,800	226
Seven & i Holdings Co. Ltd.	15,100	658
Sharp Corp.	3,500	85
Shimadzu Corp.	4,300	130
Shimizu Corp.	11,900	123
Shin-Etsu Chemical Co. Ltd.	7,400	656
Shiseido Co. Ltd.	7,700	611
Showa Shell Sekiyu K.K.	3,600	54
Sohgo Security Services Co. Ltd.	1,500	71
Sompo Holdings, Inc.	6,700	271
Sony Corp.	25,600	1,313
Stanley Electric Co. Ltd.	2,633	90
Sumitomo Chemical Co. Ltd.	29,000	164
Sumitomo Electric Industries Ltd.	15,300	228
Sumitomo Heavy Industries Ltd.	2,200	74
Sumitomo Metal Mining Co. Ltd.	4,500	171
Sumitomo Mitsui Trust Holdings, Inc.	6,700	265

EQUITY INDEX FUNDS     4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%(1) continued
Japan - 8.2% continued
Sumitomo Rubber Industries Ltd.	3,100	$49
Suntory Beverage & Food Ltd.	2,900	124
Sysmex Corp.	3,342	312
T&D Holdings, Inc.	11,300	169
Taisei Corp.	4,300	237
Takashimaya Co. Ltd.	6,000	51
Takeda Pharmaceutical Co. Ltd.	14,300	604
TDK Corp.	2,700	275
Teijin Ltd.	3,400	62
Tobu Railway Co. Ltd.	3,900	119
Toho Co. Ltd.	2,400	80
Toho Gas Co. Ltd.	1,700	59
Tokyo Electron Ltd.	3,200	548
Tokyo Gas Co. Ltd.	7,600	202
Tokyu Corp.	10,100	174
Tokyu Fudosan Holdings Corp.	9,800	69
Toppan Printing Co. Ltd.	10,000	78
Toray Industries, Inc.	27,400	216
TOTO Ltd.	3,000	139
Toyo Suisan Kaisha Ltd.	1,600	57
Toyoda Gosei Co. Ltd.	1,100	28
Toyota Tsusho Corp.	4,300	144
Unicharm Corp.	8,200	247
USS Co. Ltd.	4,800	91
West Japan Railway Co.	3,300	243
Yakult Honsha Co. Ltd.	2,300	154
Yamada Denki Co. Ltd.	12,160	60
Yamaha Corp.	2,800	145
Yamaha Motor Co. Ltd.	5,700	143
Yaskawa Electric Corp.	4,700	166
Yokogawa Electric Corp.	5,000	89

		34,167

Netherlands - 1.5%
Aegon N.V.	36,738	220
Akzo Nobel N.V.	5,112	436
ASML Holding N.V.	8,286	1,634
EXOR N.V.	2,259	152
ING Groep N.V.	78,359	1,124
Koninklijke Ahold Delhaize N.V.	25,220	603
Koninklijke DSM N.V.	3,740	376
Koninklijke KPN N.V.	67,329	183
Koninklijke Philips N.V.	19,578	830
Koninklijke Vopak N.V.	1,332	61
NN Group N.V.	6,240	253
QIAGEN N.V.*	4,738	172
Wolters Kluwer N.V.	5,879	331

		6,375

New Zealand - 0.1%
Auckland International Airport Ltd.	20,079	92
Fletcher Building Ltd.	18,359	86
Meridian Energy Ltd.	25,629	54
Ryman Healthcare Ltd.	7,209	59

		291

Norway - 0.4%
Aker BP ASA	2,201	81
Equinor ASA	23,234	615
Marine Harvest ASA	8,574	171
Norsk Hydro ASA	26,393	158
Orkla ASA	16,878	148
Schibsted ASA, Class B	2,005	57
Telenor ASA	15,492	317

		1,547

Portugal - 0.1%
Banco Espirito Santo S.A. (Registered)* (3)	29,034	—
EDP - Energias de Portugal S.A.	52,763	209
Galp Energia SGPS S.A.	10,358	197
Jeronimo Martins SGPS S.A.	4,759	69

		475

Singapore - 0.5%
Ascendas Real Estate Investment Trust	53,200	103
CapitaLand Commercial Trust	47,060	57
CapitaLand Ltd.	52,100	121
CapitaLand Mall Trust	46,100	70
City Developments Ltd.	7,600	61
DBS Group Holdings Ltd.	36,533	709
Jardine Cycle & Carriage Ltd.	1,844	43
Keppel Corp. Ltd.	30,100	158
Singapore Airlines Ltd.	11,400	89
Singapore Press Holdings Ltd.	29,700	57
Singapore Telecommunications Ltd.	165,200	373
UOL Group Ltd.	9,582	54

		1,895

South Africa - 0.0%
Investec PLC	14,339	102
Mediclinic International PLC	8,275	57

		159

NORTHERN FUNDS QUARTERLY REPORT     5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%(1) continued
Spain - 1.5%
Amadeus IT Group S.A.	8,788	$692
Banco Bilbao Vizcaya Argentaria S.A.	134,718	952
Banco de Sabadell S.A.	112,783	188
Bankinter S.A.	13,869	135
CaixaBank S.A.	72,657	314
Enagas S.A.	4,605	135
Ferrovial S.A.	9,730	200
Gas Natural SDG S.A.	7,087	188
Grifols S.A.	6,050	181
Iberdrola S.A.	117,055	904
Industria de Diseno Textil S.A.	21,867	746
Red Electrica Corp. S.A.	8,713	177
Repsol S.A.	26,770	523
Telefonica S.A.	94,497	805

		6,140

Sweden - 1.4%
Assa Abloy AB, Class B	20,284	432
Atlas Copco AB, Class A	13,607	394
Atlas Copco AB, Class B	7,778	203
Autoliv, Inc.	1,741	249
Boliden AB	5,589	181
Essity AB, Class B	12,483	308
Hennes & Mauritz AB, Class B	17,743	264
Husqvarna AB, Class B	7,799	74
ICA Gruppen AB	1,518	47
Investor AB, Class B	9,220	375
Kinnevik AB, Class B	4,732	162
L E Lundbergforetagen AB, Class B	1,745	54
Millicom International Cellular S.A. SDR	1,346	79
Nordea Bank AB	60,695	584
Sandvik AB	22,836	405
Skandinaviska Enskilda Banken AB, Class A	32,946	313
Skanska AB, Class B	7,030	128
SKF AB, Class B	7,476	139
Svenska Handelsbanken AB, Class A	30,918	343
Swedbank AB, Class A	18,330	392
Tele2 AB, Class B	7,360	86
Telefonaktiebolaget LM Ericsson, Class B	62,168	478
Telia Co. AB	57,873	264

		5,954

Switzerland - 3.0%
ABB Ltd. (Registered)	36,963	807
Adecco Group A.G. (Registered)	3,257	192
Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)	21	136
Chocoladefabriken Lindt & Spruengli A.G. (Registered)	2	152
Chubb Ltd.	9,349	1,187
Cie Financiere Richemont S.A. (Registered)	10,623	900
Clariant A.G. (Registered)*	4,051	97
Coca-Cola HBC A.G. - CDI*	4,099	137
Ferguson PLC	4,682	380
Garmin Ltd.	2,262	138
Givaudan S.A. (Registered)	186	422
Kuehne + Nagel International A.G. (Registered)	1,095	164
LafargeHolcim Ltd. (Registered)*	7,406	361
LafargeHolcim Ltd. (Registered) (Euronext Paris Exchange)*	2,416	117
Lonza Group A.G. (Registered)*	1,524	405
Roche Holding A.G. (Genusschein)	14,199	3,159
SGS S.A. (Registered)	107	285
Sika A.G. (Registered)	2,580	356
Sonova Holding A.G. (Registered)	1,126	202
STMicroelectronics N.V.	13,828	307
Straumann Holding A.G. (Registered)	210	160
Swiss Re A.G.	6,342	548
Swisscom A.G. (Registered)	516	231
TE Connectivity Ltd.	7,027	633
Vifor Pharma A.G.	924	147
Zurich Insurance Group A.G.	3,073	912

		12,535

United Arab Emirates - 0.0%
NMC Health PLC	2,114	100

United Kingdom - 5.3%
3i Group PLC	19,681	234
Aon PLC	5,013	688
Associated British Foods PLC	7,175	259
Aviva PLC	80,695	537
Barratt Developments PLC	20,306	138
Berkeley Group Holdings (The) PLC	2,680	134
British Land (The) Co. PLC	19,585	174
BT Group PLC	171,036	492
Burberry Group PLC	8,422	240
CNH Industrial N.V.	20,306	215

EQUITY INDEX FUNDS     6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%(1) continued
United Kingdom - 5.3% continued
Coca-Cola European Partners PLC	4,409	$179
Compass Group PLC	32,028	682
ConvaTec Group PLC(2)	27,824	78
Croda International PLC	2,570	163
easyJet PLC	3,134	69
GlaxoSmithKline PLC	99,995	2,017
IHS Markit Ltd.*	8,109	418
InterContinental Hotels Group PLC	3,605	224
Intertek Group PLC	3,177	240
ITV PLC	73,876	170
J Sainsbury PLC	35,550	151
Johnson Matthey PLC	3,923	187
Kingfisher PLC	43,793	172
Legal & General Group PLC	120,556	423
Liberty Global PLC, Class A*	3,886	107
Liberty Global PLC, Class C*	11,093	295
London Stock Exchange Group PLC	6,393	377
Marks & Spencer Group PLC	33,696	131
Meggitt PLC	14,762	96
Merlin Entertainments PLC(2)	13,291	68
Michael Kors Holdings Ltd.*	3,003	200
Mondi PLC	7,269	196
National Grid PLC	68,374	756
Next PLC	2,887	230
Pearson PLC	15,376	179
Pentair PLC	3,487	147
Prudential PLC	52,196	1,193
Quilter PLC* (2)	1,634	3
Reckitt Benckiser Group PLC	13,490	1,109
RELX N.V.	19,546	416
RELX PLC	21,417	458
Royal Mail PLC	18,277	122
RSA Insurance Group PLC	21,155	190
Schroders PLC	2,639	110
Segro PLC	19,965	176
Sky PLC	21,166	408
Smith & Nephew PLC	17,717	326
SSE PLC	20,530	367
Standard Chartered PLC	56,690	518
Standard Life Aberdeen PLC	53,166	228
Taylor Wimpey PLC	66,911	158
TechnipFMC PLC	3,534	112
TechnipFMC PLC (New York Exchange)	5,336	169
Tesco PLC	197,313	668
Travis Perkins PLC	5,252	98
Unilever N.V. - CVA	31,194	1,739
Unilever PLC	24,807	1,372
Whitbread PLC	3,751	196
Willis Towers Watson PLC	2,676	406
Wm Morrison Supermarkets PLC	45,235	150
WPP PLC	25,532	402

		22,160

United States - 56.8%
3M Co.	12,026	2,366
A.O. Smith Corp.	2,832	167
AbbVie, Inc.	30,647	2,839
Acuity Brands, Inc.	800	93
Adobe Systems, Inc.*	9,933	2,422
Advance Auto Parts, Inc.	1,454	197
AES Corp.	13,422	180
Aflac, Inc.	15,678	674
AGCO Corp.	1,179	72
Agilent Technologies, Inc.	6,484	401
Air Products & Chemicals, Inc.	4,437	691
Alexandria Real Estate Equities, Inc.	2,041	257
Align Technology, Inc.*	1,537	526
Alliant Energy Corp.	4,661	197
Allstate (The) Corp.	7,166	654
Ally Financial, Inc.	8,643	227
Alphabet, Inc., Class C*	6,361	7,097
AMERCO	180	64
American Express Co.	14,782	1,449
American Financial Group, Inc.	1,529	164
American International Group, Inc.	18,246	967
American Tower Corp.	8,904	1,284
American Water Works Co., Inc.	3,559	304
Ameriprise Financial, Inc.	2,961	414
AmerisourceBergen Corp.	3,415	291
Amgen, Inc.	13,608	2,512
Analog Devices, Inc.	7,500	719
Andeavor	2,974	390
Antero Resources Corp.*	4,253	91
Anthem, Inc.	5,170	1,231
Apache Corp.	7,585	355
Applied Materials, Inc.	21,243	981
Aramark	5,133	190
Arch Capital Group Ltd.*	8,499	225
Arconic, Inc.	8,452	144

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%(1) continued
United States - 56.8% continued
Arthur J. Gallagher & Co.	3,647	$238
Assurant, Inc.	1,002	104
AT&T, Inc.	—	—
Autodesk, Inc.*	4,456	584
Avery Dennison Corp.	1,771	181
Axalta Coating Systems Ltd.*	4,339	131
Axis Capital Holdings Ltd.	1,713	95
Baker Hughes a GE Co.	8,568	283
Ball Corp.	6,671	237
Bank of New York Mellon (The) Corp.	20,414	1,101
BB&T Corp.	15,617	788
Becton Dickinson and Co.	5,410	1,296
Best Buy Co., Inc.	5,343	398
Biogen, Inc.*	4,274	1,240
BioMarin Pharmaceutical, Inc.*	3,641	343
BlackRock, Inc.	2,423	1,209
Booking Holdings, Inc.*	976	1,978
BorgWarner, Inc.	4,270	184
Boston Properties, Inc.	3,173	398
Bristol-Myers Squibb Co.	32,998	1,826
Bunge Ltd.	2,799	195
C.H. Robinson Worldwide, Inc.	2,809	235
CA, Inc.	6,529	233
Cadence Design Systems, Inc.*	5,716	248
Camden Property Trust	1,921	175
Campbell Soup Co.	3,584	145
Capital One Financial Corp.	9,833	904
Cardinal Health, Inc.	6,430	314
CarMax, Inc.*	3,689	269
Caterpillar, Inc.	12,100	1,642
CBRE Group, Inc., Class A*	6,529	312
Celanese Corp., Class A	2,773	308
Celgene Corp.*	15,206	1,208
Centene Corp.*	4,108	506
CenterPoint Energy, Inc.	8,296	230
CenturyLink, Inc.	19,634	366
Charles Schwab (The) Corp.	24,587	1,256
Cheniere Energy, Inc.*	4,087	266
Cigna Corp.	4,934	839
Cimarex Energy Co.	1,868	190
Cisco Systems, Inc.	97,362	4,189
CIT Group, Inc.	2,482	125
Citizens Financial Group, Inc.	9,753	379
Citrix Systems, Inc.*	2,745	288
Clorox (The) Co.	2,669	361
CME Group, Inc.	6,862	1,125
CMS Energy Corp.	5,667	268
Coca-Cola (The) Co.	81,810	3,588
Cognizant Technology Solutions Corp., Class A	11,810	933
Colgate-Palmolive Co.	16,795	1,088
Comerica, Inc.	3,553	323
CommScope Holding Co., Inc.*	3,882	113
ConocoPhillips	23,743	1,653
Consolidated Edison, Inc.	6,309	492
Copart, Inc.*	4,232	239
Corning, Inc.	17,549	483
CSX Corp.	17,041	1,087
Cummins, Inc.	3,172	422
Darden Restaurants, Inc.	2,503	268
Deere & Co.	6,210	868
Dell Technologies, Inc., Class V*	4,029	341
Delta Air Lines, Inc.	3,494	173
DENTSPLY SIRONA, Inc.	4,583	201
Devon Energy Corp.	10,644	468
Discover Financial Services	7,079	498
Discovery, Inc., Class A*	2,963	81
Discovery, Inc., Class C*	6,446	164
Dominion Energy, Inc.	13,156	897
Domino’s Pizza, Inc.	828	234
Dover Corp.	3,097	227
DTE Energy Co.	3,618	375
Duke Realty Corp.	6,997	203
E*TRADE Financial Corp.*	5,273	322
East West Bancorp, Inc.	2,840	185
Eaton Corp. PLC	8,852	662
Ecolab, Inc.	5,258	738
Edison International	6,574	416
Edwards Lifesciences Corp.*	4,278	623
EQT Corp.	5,359	296
Equinix, Inc.	1,602	689
Estee Lauder (The) Cos., Inc., Class A	4,489	641
Eversource Energy	6,539	383
Expedia Group, Inc.	2,530	304
Expeditors International of Washington, Inc.	3,553	260
Fastenal Co.	5,819	280
Federal Realty Investment Trust	1,417	179

EQUITY INDEX FUNDS     8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%(1) continued
United States - 56.8% continued
Fifth Third Bancorp	13,855	$398
First Republic Bank	3,284	318
Flex Ltd.*	11,185	158
Flowserve Corp.	2,809	113
Fortune Brands Home & Security, Inc.	3,109	167
Franklin Resources, Inc.	6,900	221
Gap (The), Inc.	4,801	155
General Mills, Inc.	11,438	506
Genuine Parts Co.	2,972	273
Gilead Sciences, Inc.	26,554	1,881
H&R Block, Inc.	4,248	97
Hanesbrands, Inc.	7,556	166
Harley-Davidson, Inc.	3,514	148
Hartford Financial Services Group (The), Inc.	7,093	363
Hasbro, Inc.	2,359	218
HCA Healthcare, Inc.	5,652	580
HCP, Inc.	9,573	247
Henry Schein, Inc.*	3,070	223
Hess Corp.	5,636	377
Hewlett Packard Enterprise Co.	31,704	463
Hilton Worldwide Holdings, Inc.	5,849	463
Hologic, Inc.*	5,566	221
Hormel Foods Corp.	5,916	220
Host Hotels & Resorts, Inc.	14,810	312
HP, Inc.	33,118	751
Humana, Inc.	2,784	829
Huntington Bancshares, Inc.	22,319	329
IDEXX Laboratories, Inc.*	1,793	391
Illinois Tool Works, Inc.	6,262	868
Ingersoll-Rand PLC	5,092	457
Intel Corp.	94,567	4,701
Intercontinental Exchange, Inc.	11,775	866
International Business Machines Corp.	18,618	2,601
International Flavors & Fragrances, Inc.	1,603	199
International Paper Co.	7,937	413
Interpublic Group of (The) Cos., Inc.	7,798	183
Intuit, Inc.	4,913	1,004
Invesco Ltd.	8,155	217
IQVIA Holdings, Inc.*	3,162	316
Iron Mountain, Inc.	5,366	188
Jack Henry & Associates, Inc.	1,567	204
Johnson & Johnson	54,219	6,579
Johnson Controls International PLC	18,558	621
Jones Lang LaSalle, Inc.	955	159
Kansas City Southern	2,088	221
Kellogg Co.	5,347	374
KeyCorp	21,465	419
Keysight Technologies, Inc.*	3,802	224
Kimberly-Clark Corp.	7,024	740
Kinder Morgan, Inc.	40,214	711
Kohl’s Corp.	3,404	248
Kraft Heinz (The) Co.	12,254	770
L Brands, Inc.	4,867	179
L3 Technologies, Inc.	1,618	311
Laboratory Corp. of America Holdings*	2,084	374
Lam Research Corp.	3,305	571
Leggett & Platt, Inc.	2,688	120
Lennar Corp., Class A	5,806	305
Lennox International, Inc.	774	155
Liberty Broadband Corp., Class C*	2,176	165
Liberty Property Trust	3,072	136
Lincoln National Corp.	4,334	270
Live Nation Entertainment, Inc.*	2,960	144
LKQ Corp.*	6,219	198
Loews Corp.	5,728	277
Lowe’s Cos., Inc.	16,772	1,603
LyondellBasell Industries N.V., Class A	6,814	749
M&T Bank Corp.	2,858	486
Macerich (The) Co.	2,263	129
Macy’s, Inc.	6,179	231
ManpowerGroup, Inc.	1,261	109
Marathon Oil Corp.	16,962	354
Marathon Petroleum Corp.	9,599	673
Marriott International, Inc., Class A	6,107	773
Marsh & McLennan Cos., Inc.	10,265	841
Marvell Technology Group Ltd.	9,045	194
Masco Corp.	6,348	238
Mastercard, Inc., Class A	18,868	3,708
Mattel, Inc.	7,303	120
McCormick & Co., Inc. (Non Voting)	2,399	278
McDonald’s Corp.	16,058	2,516
Merck & Co., Inc.	54,493	3,308
Mettler-Toledo International, Inc.*	505	292
Microsoft Corp.	147,815	14,576
Mohawk Industries, Inc.*	1,249	268
Mondelez International, Inc., Class A	30,068	1,233

NORTHERN FUNDS QUARTERLY REPORT     9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%(1) continued
United States - 56.8% continued
Moody’s Corp.	3,493	$596
Mosaic (The) Co.	7,582	213
Motorola Solutions, Inc.	3,199	372
Nasdaq, Inc.	2,289	209
National Oilwell Varco, Inc.	7,854	341
Netflix, Inc.*	8,787	3,439
New York Community Bancorp, Inc.	10,315	114
Newell Brands, Inc.	9,789	252
Newfield Exploration Co.*	4,181	126
Newmont Mining Corp.	10,797	407
Nielsen Holdings PLC	7,229	224
NIKE, Inc., Class B	26,234	2,090
NiSource, Inc.	6,883	181
Noble Energy, Inc.	9,854	348
Nordstrom, Inc.	2,297	119
Norfolk Southern Corp.	5,743	866
Northern Trust Corp.(4)	3,947	407
Norwegian Cruise Line Holdings Ltd.*	4,315	204
Nucor Corp.	6,507	407
NVIDIA Corp.	11,636	2,757
NVR, Inc.*	71	211
Occidental Petroleum Corp.	15,468	1,294
Omnicom Group, Inc.	4,662	356
ONEOK, Inc.	8,307	580
Oracle Corp.	62,751	2,765
Owens Corning	2,268	144
PACCAR, Inc.	7,086	439
Parker-Hannifin Corp.	2,691	419
People’s United Financial, Inc.	7,194	130
PepsiCo, Inc.	28,698	3,124
Phillips 66	9,003	1,011
Pinnacle West Capital Corp.	2,277	183
Pioneer Natural Resources Co.	3,440	651
PNC Financial Services Group (The), Inc.	9,562	1,292
PPG Industries, Inc.	5,056	524
Praxair, Inc.	5,841	924
Principal Financial Group, Inc.	5,910	313
Procter & Gamble (The) Co.	50,931	3,976
Progressive (The) Corp.	11,824	699
Prologis, Inc.	10,861	713
Prudential Financial, Inc.	8,525	797
Public Service Enterprise Group, Inc.	10,189	552
PVH Corp.	1,528	229
Quest Diagnostics, Inc.	2,790	307
Raymond James Financial, Inc.	2,626	235
Regions Financial Corp.	22,547	401
Reinsurance Group of America, Inc.	1,348	180
ResMed, Inc.	2,837	294
Robert Half International, Inc.	2,618	170
Rockwell Automation, Inc.	2,586	430
Rockwell Collins, Inc.	3,296	444
Roper Technologies, Inc.	2,076	573
Ross Stores, Inc.	7,808	662
Royal Caribbean Cruises Ltd.	3,456	358
S&P Global, Inc.	5,134	1,047
salesforce.com, Inc.*	13,843	1,888
SBA Communications Corp.*	2,366	391
Schlumberger Ltd.	28,048	1,880
Sealed Air Corp.	3,504	149
Sempra Energy	4,842	562
Sensata Technologies Holding PLC*	3,329	158
Sherwin-Williams (The) Co.	1,718	700
Signature Bank*	1,132	145
Sirius XM Holdings, Inc.	31,865	216
Skyworks Solutions, Inc.	3,723	360
Snap-on, Inc.	1,163	187
Southern (The) Co.	20,398	945
Southwest Airlines Co.	3,060	156
Sprint Corp.*	14,783	80
Stanley Black & Decker, Inc.	3,093	411
Starbucks Corp.	28,413	1,388
State Street Corp.	7,403	689
SunTrust Banks, Inc.	9,472	625
SVB Financial Group*	1,054	304
Symantec Corp.	12,857	265
T. Rowe Price Group, Inc.	4,983	578
Tapestry, Inc.	5,787	270
Targa Resources Corp.	4,436	220
TD Ameritrade Holding Corp.	5,769	316
Tesla, Inc.*	2,562	879
Texas Instruments, Inc.	19,884	2,192
Tiffany & Co.	2,259	297
TJX (The) Cos., Inc.	12,780	1,216
Toll Brothers, Inc.	2,968	110
Tractor Supply Co.	2,581	197
TransDigm Group, Inc.	951	328
Travelers (The) Cos., Inc.	5,469	669

EQUITY INDEX FUNDS     10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%(1) continued
United States - 56.8% continued
Trimble, Inc.*	4,884	$160
TripAdvisor, Inc.*	2,166	121
UDR, Inc.	5,221	196
Ulta Beauty, Inc.*	1,153	269
Under Armour, Inc., Class A*	3,944	89
Under Armour, Inc., Class C*	4,135	87
Union Pacific Corp.	15,862	2,247
United Parcel Service, Inc., Class B	13,855	1,472
United Rentals, Inc.*	1,679	248
Vail Resorts, Inc.	792	217
Valero Energy Corp.	8,758	971
Varian Medical Systems, Inc.*	1,831	208
Verizon Communications, Inc.	83,393	4,195
Vertex Pharmaceuticals, Inc.*	5,171	879
VF Corp.	6,765	551
Visa, Inc., Class A	36,431	4,825
VMware, Inc., Class A*	1,470	216
Voya Financial, Inc.	3,487	164
W.W. Grainger, Inc.	966	298
WABCO Holdings, Inc.*	1,092	128
Walt Disney (The) Co.	30,391	3,185
Waste Management, Inc.	8,711	709
Waters Corp.*	1,570	304
WEC Energy Group, Inc.	6,366	412
Welltower, Inc.	7,472	468
Western Union (The) Co.	9,332	190
WestRock Co.	5,055	288
Weyerhaeuser Co.	15,347	560
Whirlpool Corp.	1,306	191
Williams (The) Cos., Inc.	16,739	454
Workday, Inc., Class A*	2,780	337
Xcel Energy, Inc.	10,253	468
Xerox Corp.	4,653	112
XL Group Ltd.	5,214	292
Xylem, Inc.	3,593	242
Zayo Group Holdings, Inc.*	4,278	156
Zions Bancorporation	3,929	207
Zoetis, Inc.	9,812	836

		236,999

Total Common Stocks (Cost $314,933)		404,856

PREFERRED STOCKS - 0.2%(1)
Germany - 0.2%
Bayerische Motoren Werke A.G., 5.88%(5)	1,059	84
Henkel A.G. & Co. KGaA, 1.64%(5)	3,576	458
Sartorius A.G., 0.40%(5)	715	107

		649

Total Preferred Stocks (Cost $488)		649

RIGHTS - 0.0%
Italy - 0.0%
Intesa Sanpaolo S.p.A.* (3)	293,194	—
Spain - 0.0%
Repsol S.A.*	26,770	15

Total Rights (Cost $15)		15

INVESTMENT COMPANIES - 1.8%
Northern Institutional Funds - U.S. Government Portfolio, 1.72%(6) (7)	7,488,424	7,488

Total Investment Companies (Cost $7,488)		7,488

Total Investments - 99.0% (Cost $322,924)		413,008

Other Assets less Liabilities - 1.0%		4,352

Net Assets - 100.0%		$417,360

(1)	Adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(3)	Level 3 asset that is worthless, bankrupt or has been delisted.
(4)	Investment in affiliate.
(5)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of June 30, 2018 is disclosed.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT     11    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

At June 30, 2018, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
Bank of Montreal	United States Dollar	191	Canadian Dollar	254	9/19/18	$3
BNP	Canadian Dollar	98	United States Dollar	76	9/19/18	1
Citibank	Australian Dollar	366	United States Dollar	278	9/19/18	7
Citibank	British Pound	191	United States Dollar	256	9/19/18	4
Goldman Sachs	Japanese Yen	29,590	United States Dollar	270	9/19/18	1
Goldman Sachs	United States Dollar	224	Australian Dollar	303	9/19/18	1
JPMorgan Chase	Swedish Krona	2,275	United States Dollar	257	9/19/18	1
JPMorgan Chase	United States Dollar	507	Euro	435	9/19/18	4

Subtotal Appreciation						22

BNP	United States Dollar	53	Swiss Franc	51	9/19/18	— *
Citibank	United States Dollar	537	Japanese Yen	58,883	9/19/18	(2)
Citibank	United States Dollar	58	Swedish Krona	498	9/19/18	(2)
Morgan Stanley	United States Dollar	138	British Pound	104	9/19/18	(1)
Societe Generale	United States Dollar	374	Euro	315	9/19/18	(4)
Toronto-Dominion Bank	United States Dollar	361	Japanese Yen	39,522	9/19/18	(2)

Subtotal Depreciation						(11)

Total						$11

*	Amount rounds to less than one thousand.

At June 30, 2018, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-Mini S&P 500 (United States Dollar)	51	$6,940	Long	9/18	$(110)
Euro Stoxx 50 (Euro)	46	1,822	Long	9/18	(24)
FTSE 100 Index (British Pound)	9	903	Long	9/18	(1)
S&P/TSX 60 Index (Canadian Dollar)	3	440	Long	9/18	5
SPI 200 Index (Australian Dollar)	3	341	Long	9/18	6
Topix Index (Japanese Yen)	7	1,094	Long	9/18	(18)
Yen Denominated Nikkei 225 (Japanese Yen)	1	100	Long	9/18	(2)

Total					$(144)

At June 30, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.5%
Consumer Staples	8.3
Energy	6.0
Financials	16.2
Health Care	12.2
Industrials	11.1
Information Technology	19.6
Materials	5.3
Real Estate	3.1
Telecommunication Services	2.6
Utilities	3.1

Total	100.0%

At June 30, 2018, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	60.4%
Euro	12.9
Japanese Yen	8.4
All other currencies less than 5%	18.3

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2018 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

EQUITY INDEX FUNDS     12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Canada	$15,540	$—	$—	$15,540
Ireland	2,897	1,098	—	3,995
Sweden	249	5,705	—	5,954
Switzerland	1,958	10,577	—	12,535
United Kingdom	2,612	19,548	—	22,160
United States	236,999	—	—	236,999
All Other Countries(1)	—	107,673	—	107,673

Total Common Stocks	260,255	144,601	—	404,856

Preferred Stocks(1)	—	649	—	649
Rights(1)	15	—	—	15
Investment Companies	7,488	—	—	7,488

Total Investments	$267,758	$145,250	$—	$413,008

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$22	$—	$22
Futures Contracts	11	—	—	11
Liabilities
Forward Foreign Currency Exchange Contracts	—	(11)	—	(11)
Futures Contracts	(155)	—	—	(155)

Total Other Financial Instruments	$(144)	$11	$—	$(133)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2018, the Fund has transfers from Level 1 to Level 2 as disclose below:

Transfers from Level 1 to Level 2

	Value (000S)	Reason
Common Stocks
Japan	$30,030	Valuations at official close price with foreign fair value adjustment

Transactions in affiliated investments for the three months ended June 30, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio	$7,913	$23,885	$24,310	$33	$7,488	7,488
Northern Trust Corp.	407	—	—	2	407	3,947

Total	$8,320	$23,885	$24,310	$35	$7,895	11,435

NORTHERN FUNDS QUARTERLY REPORT     13     EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND	JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%(1)
Australia - 7.0%
AGL Energy Ltd.	268,044	$4,467
Alumina Ltd.	996,939	2,064
Amcor Ltd.	472,990	5,052
AMP Ltd.	1,190,149	3,133
APA Group	480,725	3,502
Aristocrat Leisure Ltd.	235,075	5,368
ASX Ltd.	78,874	3,773
Aurizon Holdings Ltd.	818,511	2,632
AusNet Services	759,725	906
Australia & New Zealand Banking Group Ltd.	1,185,016	24,874
Bank of Queensland Ltd.	149,693	1,128
Bendigo & Adelaide Bank Ltd.	193,052	1,558
BGP Holdings PLC* (2)	1,085,479	—
BHP Billiton Ltd.	1,303,738	32,668
BHP Billiton PLC	856,735	19,172
BlueScope Steel Ltd.	226,729	2,890
Boral Ltd.	476,681	2,300
Brambles Ltd.	647,311	4,260
Caltex Australia Ltd.	105,536	2,549
Challenger Ltd.	223,535	1,965
CIMIC Group Ltd.	40,730	1,274
Coca-Cola Amatil Ltd.	213,452	1,452
Cochlear Ltd.	23,430	3,484
Commonwealth Bank of Australia	711,722	38,539
Computershare Ltd.	187,989	2,573
Crown Resorts Ltd.	145,460	1,457
CSL Ltd.	183,538	26,239
Dexus	411,642	2,968
Domino’s Pizza Enterprises Ltd.	25,986	1,004
Flight Centre Travel Group Ltd.	23,574	1,110
Fortescue Metals Group Ltd.	632,434	2,052
Goodman Group	660,557	4,715
GPT Group (The)	730,690	2,746
Harvey Norman Holdings Ltd.	234,616	576
Healthscope Ltd.	736,184	1,204
Incitec Pivot Ltd.	675,833	1,823
Insurance Australia Group Ltd.	968,245	6,134
LendLease Group	238,387	3,506
Macquarie Group Ltd.	130,617	12,005
Medibank Pvt Ltd.	1,120,837	2,427
Mirvac Group	1,462,129	2,354
National Australia Bank Ltd.	1,102,409	22,440
Newcrest Mining Ltd.	313,253	5,078
Oil Search Ltd.	556,340	3,676
Orica Ltd.	152,912	2,013
Origin Energy Ltd.*	717,040	5,348
QBE Insurance Group Ltd.	554,185	4,007
Ramsay Health Care Ltd.	57,384	2,296
REA Group Ltd.	20,481	1,381
Santos Ltd.*	722,934	3,370
Scentre Group	2,175,835	7,089
SEEK Ltd.	134,915	2,187
Sonic Healthcare Ltd.	162,328	2,952
South32 Ltd.	2,118,179	5,705
Stockland	987,671	2,911
Suncorp Group Ltd.	529,640	5,735
Sydney Airport	448,557	2,376
Tabcorp Holdings Ltd.	778,840	2,578
Telstra Corp. Ltd.	1,698,085	3,290
TPG Telecom Ltd.	155,959	596
Transurban Group	909,002	8,073
Treasury Wine Estates Ltd.	293,481	3,790
Vicinity Centres	1,336,537	2,565
Wesfarmers Ltd.	458,923	16,831
Westpac Banking Corp.	1,381,479	30,103
Woodside Petroleum Ltd.	367,891	9,681
Woolworths Group Ltd.	525,042	11,893

		411,867

Austria - 0.2%
ANDRITZ A.G.	29,319	1,556
Erste Group Bank A.G.*	122,823	5,120
OMV A.G.	59,921	3,395
Raiffeisen Bank International A.G.	59,277	1,816
voestalpine A.G.	46,391	2,134

		14,021

Belgium - 1.1%
Ageas	76,577	3,861
Anheuser-Busch InBev S.A./N.V.	309,401	31,212
Colruyt S.A.	25,388	1,448
Groupe Bruxelles Lambert S.A.	32,640	3,439
KBC Group N.V.	102,600	7,909
Proximus SADP	64,417	1,453
Solvay S.A., Class A	30,166	3,798
Telenet Group Holding N.V.*	20,377	950

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%(1) continued
Belgium - 1.1% continued
UCB S.A.	51,431	$4,032
Umicore S.A.	85,631	4,891

		62,993

Chile - 0.0%
Antofagasta PLC	157,602	2,047

China - 0.0%
Minth Group Ltd.	314,000	1,316
Yangzijiang Shipbuilding Holdings Ltd.	1,007,366	666

		1,982

Denmark - 1.6%
AP Moller - Maersk A/S, Class A	1,535	1,818
AP Moller - Maersk A/S, Class B	2,671	3,322
Carlsberg A/S, Class B	43,470	5,118
Chr Hansen Holding A/S	40,262	3,715
Coloplast A/S, Class B	48,438	4,838
Danske Bank A/S	306,010	9,564
DSV A/S	77,696	6,271
Genmab A/S*	25,027	3,860
H Lundbeck A/S	28,219	1,982
ISS A/S	64,607	2,219
Novo Nordisk A/S, Class B	716,775	33,107
Novozymes A/S, Class B	92,089	4,663
Orsted A/S(3)	77,216	4,678
Pandora A/S	45,981	3,214
Tryg A/S	50,258	1,179
Vestas Wind Systems A/S	83,633	5,170
William Demant Holding A/S*	40,972	1,648

		96,366

Finland - 1.0%
Elisa OYJ	57,704	2,672
Fortum OYJ	181,643	4,333
Kone OYJ, Class B	138,557	7,056
Metso OYJ	41,629	1,393
Neste OYJ	52,442	4,100
Nokia OYJ	2,287,384	13,122
Nokian Renkaat OYJ	47,457	1,871
Orion OYJ, Class B	43,458	1,169
Sampo OYJ, Class A	179,777	8,767
Stora Enso OYJ (Registered)	226,692	4,429
UPM-Kymmene OYJ	215,539	7,696
Wartsila OYJ Abp	181,360	3,560

		60,168

France - 10.6%
Accor S.A.	76,755	3,760
Aeroports de Paris	12,101	2,734
Air Liquide S.A.	173,806	21,827
Airbus S.E.	235,934	27,576
Alstom S.A.	63,240	2,904
Amundi S.A.(3)	24,627	1,703
Arkema S.A.	27,782	3,283
Atos S.E.	38,789	5,286
AXA S.A.	788,597	19,320
BioMerieux	16,568	1,486
BNP Paribas S.A.	456,420	28,291
Bollore S.A.	346,842	1,612
Bouygues S.A.	89,265	3,843
Bureau Veritas S.A.	107,179	2,858
Capgemini S.E.	64,788	8,697
Carrefour S.A.	236,346	3,814
Casino Guichard Perrachon S.A.	23,014	892
Cie de Saint-Gobain	201,429	8,983
Cie Generale des Etablissements Michelin S.C.A.	69,777	8,485
CNP Assurances	71,200	1,618
Covivio	15,833	1,647
Credit Agricole S.A.	465,367	6,204
Danone S.A.	244,855	17,950
Dassault Aviation S.A.	1,013	1,928
Dassault Systemes S.E.	52,483	7,344
Edenred	95,492	3,014
Eiffage S.A.	31,855	3,463
Electricite de France S.A.	239,211	3,279
Engie S.A.	741,343	11,345
Essilor International Cie Generale d’Optique S.A.	84,436	11,913
Eurazeo S.A.	19,187	1,454
Eurofins Scientific S.E.	4,670	2,594
Eutelsat Communications S.A.	69,802	1,446
Faurecia S.A.	30,971	2,204
Gecina S.A.	18,362	3,070
Getlink	190,039	2,605
Hermes International	12,831	7,842
ICADE	13,908	1,304
Iliad S.A.	10,810	1,707
Imerys S.A.	14,832	1,195
Ingenico Group S.A.	24,224	2,174
Ipsen S.A.	15,271	2,393

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%(1) continued
France - 10.6% continued
JCDecaux S.A.	31,429	$1,051
Kering S.A.	30,756	17,348
Klepierre S.A.	82,988	3,122
Legrand S.A.	108,611	7,955
L’Oreal S.A.	102,530	25,297
LVMH Moet Hennessy Louis Vuitton S.E.	113,304	37,664
Natixis S.A.	384,884	2,725
Orange S.A.	806,899	13,498
Pernod Ricard S.A.	85,940	14,027
Peugeot S.A.	240,746	5,490
Publicis Groupe S.A.	80,744	5,549
Remy Cointreau S.A.	9,450	1,223
Renault S.A.	78,696	6,680
Rexel S.A.	122,724	1,763
Safran S.A.	135,252	16,407
Sanofi	458,259	36,694
Schneider Electric S.E.	217,721	18,110
SCOR S.E.	66,396	2,463
SEB S.A.	9,141	1,594
SES S.A.	148,731	2,722
Societe BIC S.A.	10,998	1,019
Societe Generale S.A.	311,141	13,101
Sodexo S.A.	36,981	3,695
Suez	152,591	1,978
Teleperformance	23,543	4,158
Thales S.A.	43,457	5,595
TOTAL S.A.	978,973	59,533
Ubisoft Entertainment S.A.*	32,020	3,503
Unibail-Rodamco-Westfield	41,601	9,160
Unibail-Rodamco-Westfield - CDI*	284,960	3,094
Valeo S.A.	97,988	5,348
Veolia Environnement S.A.	218,751	4,680
Vinci S.A.	204,178	19,610
Vivendi S.A.	420,106	10,277
Wendel S.A.	11,647	1,603

		624,783

Germany - 8.9%
1&1 Drillisch A.G.	20,989	1,194
adidas A.G.	76,466	16,698
Allianz S.E. (Registered)	179,020	36,992
Axel Springer S.E.	20,477	1,481
BASF S.E.	373,115	35,668
Bayer A.G. (Registered)	365,003	40,215
Bayerische Motoren Werke A.G.	134,102	12,164
Beiersdorf A.G.	40,939	4,649
Brenntag A.G.	62,771	3,496
Commerzbank A.G.*	408,466	3,914
Continental A.G.	44,583	10,190
Covestro A.G.(3)	78,598	7,008
Daimler A.G. (Registered)	369,040	23,742
Delivery Hero A.G.* (3)	38,380	2,043
Deutsche Bank A.G. (Registered)	796,251	8,611
Deutsche Boerse A.G.	78,266	10,428
Deutsche Lufthansa A.G. (Registered)	98,025	2,357
Deutsche Post A.G. (Registered)	398,970	13,027
Deutsche Telekom A.G. (Registered)*	1,351,484	20,974
Deutsche Wohnen S.E.	144,918	6,999
E.ON S.E.	892,524	9,535
Evonik Industries A.G.	64,847	2,220
Fraport A.G. Frankfurt Airport Services Worldwide	16,272	1,569
Fresenius Medical Care A.G. & Co. KGaA	87,974	8,880
Fresenius S.E. & Co. KGaA	168,667	13,543
GEA Group A.G.	70,399	2,373
Hannover Rueck S.E.	24,462	3,050
HeidelbergCement A.G.	60,421	5,086
Henkel A.G. & Co. KGaA	42,537	4,733
HOCHTIEF A.G.	8,120	1,467
HUGO BOSS A.G.	25,596	2,321
Infineon Technologies A.G.	461,956	11,772
Innogy S.E.(3)	56,836	2,435
K+S A.G. (Registered)	77,328	1,908
KION Group A.G.	28,807	2,070
LANXESS A.G.	35,247	2,747
Linde A.G.	75,407	17,995
MAN S.E.	14,615	1,654
Merck KGaA	52,731	5,148
METRO A.G.	75,625	934
MTU Aero Engines A.G.	21,110	4,055
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	62,831	13,315
OSRAM Licht A.G.	40,496	1,654
ProSiebenSat.1 Media S.E.	94,728	2,402
Puma S.E.	3,381	1,974
RTL Group S.A.	16,198	1,098
RWE A.G.	211,897	4,830
SAP S.E.	399,534	46,157

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%(1) continued
Germany - 8.9% continued
Siemens A.G. (Registered)	310,643	$41,051
Siemens Healthineers A.G.* (3)	61,311	2,531
Symrise A.G.	50,104	4,392
Telefonica Deutschland Holding A.G.	312,833	1,233
thyssenkrupp A.G.	177,618	4,321
TUI A.G. - CDI	180,371	3,957
Uniper S.E.	81,704	2,436
United Internet A.G. (Registered)	49,902	2,857
Volkswagen A.G.	13,373	2,212
Vonovia S.E.	196,206	9,336
Wirecard A.G.	47,609	7,664
Zalando S.E.* (3)	45,397	2,536

		523,301

Hong Kong - 3.5%
AIA Group Ltd.	4,895,286	42,380
ASM Pacific Technology Ltd.	124,900	1,568
Bank of East Asia (The) Ltd.	497,281	1,979
BOC Hong Kong Holdings Ltd.	1,511,108	7,085
CK Asset Holdings Ltd.	1,057,138	8,353
CK Hutchison Holdings Ltd.	1,103,138	11,643
CK Infrastructure Holdings Ltd.	253,353	1,875
CLP Holdings Ltd.	667,014	7,156
Dairy Farm International Holdings Ltd.	142,300	1,251
Galaxy Entertainment Group Ltd.	970,148	7,446
Hang Lung Group Ltd.	373,000	1,044
Hang Lung Properties Ltd.	814,501	1,673
Hang Seng Bank Ltd.	312,279	7,772
Henderson Land Development Co. Ltd.	537,118	2,827
HK Electric Investments & HK Electric Investments Ltd.(3)	1,110,227	1,058
HKT Trust & HKT Ltd.	1,502,220	1,916
Hong Kong & China Gas Co. Ltd.	3,767,739	7,190
Hong Kong Exchanges & Clearing Ltd.	475,014	14,233
Hongkong Land Holdings Ltd.	479,900	3,433
Hysan Development Co. Ltd.	261,501	1,455
Jardine Matheson Holdings Ltd.	89,000	5,609
Jardine Strategic Holdings Ltd.	90,300	3,290
Kerry Properties Ltd.	274,703	1,312
Li & Fung Ltd.	2,501,218	913
Link REIT	885,271	8,049
Melco Resorts & Entertainment Ltd. ADR	100,527	2,815
MGM China Holdings Ltd.	354,516	821
MTR Corp. Ltd.	601,807	3,316
New World Development Co. Ltd.	2,452,447	3,427
NWS Holdings Ltd.	657,011	1,135
PCCW Ltd.	1,777,926	1,000
Power Assets Holdings Ltd.	561,317	3,924
Sands China Ltd.	990,299	5,277
Shangri-La Asia Ltd.	530,574	993
Sino Land Co. Ltd.	1,303,633	2,114
SJM Holdings Ltd.	803,572	998
Sun Hung Kai Properties Ltd.	651,258	9,771
Swire Pacific Ltd., Class A	201,051	2,124
Swire Properties Ltd.	476,787	1,762
Techtronic Industries Co. Ltd.	561,333	3,117
WH Group Ltd.(3)	3,592,213	2,904
Wharf Holdings (The) Ltd.	469,766	1,505
Wharf Real Estate Investment Co. Ltd.	495,766	3,521
Wheelock & Co. Ltd.	330,021	2,294
Wynn Macau Ltd.	635,746	2,042
Yue Yuen Industrial Holdings Ltd.	319,710	897

		208,267

Ireland - 0.7%
AerCap Holdings N.V.*	54,845	2,970
AIB Group PLC (Irish Stock Exchange)	335,940	1,821
Bank of Ireland Group PLC	398,033	3,102
CRH PLC	340,924	12,049
DCC PLC	36,250	3,298
Irish Bank Resolution Corp. Ltd.* (2)	99,788	—
James Hardie Industries PLC - CDI	179,840	3,027
Kerry Group PLC, Class A	65,267	6,817
Paddy Power Betfair PLC	34,724	3,894
Ryanair Holdings PLC*	3,071	56
Ryanair Holdings PLC ADR*	5,723	654
Smurfit Kappa Group PLC	92,399	3,718

		41,406

Isle of Man - 0.1%
GVC Holdings PLC	222,765	3,087

Israel - 0.5%
Azrieli Group Ltd.	17,954	892
Bank Hapoalim B.M.	429,879	2,916
Bank Leumi Le-Israel B.M.	586,567	3,474
Bezeq The Israeli Telecommunication Corp. Ltd.	876,117	987
Check Point Software Technologies Ltd.*	53,359	5,212
Elbit Systems Ltd.	9,839	1,159
Frutarom Industries Ltd.	15,281	1,503

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%(1) continued
Israel - 0.5% continued
Israel Chemicals Ltd.	297,027	$1,362
Mizrahi Tefahot Bank Ltd.	59,100	1,088
Nice Ltd.*	24,676	2,561
Teva Pharmaceutical Industries Ltd. ADR	394,933	9,605

		30,759

Italy - 2.1%
Assicurazioni Generali S.p.A.	475,121	7,956
Atlantia S.p.A.	202,514	5,979
Davide Campari-Milano S.p.A.	235,835	1,938
Enel S.p.A.	3,303,421	18,301
Eni S.p.A.	1,031,924	19,160
Ferrari N.V.	27,288	3,703
Ferrari N.V. (New York Exchange)	23,010	3,107
Intesa Sanpaolo S.p.A.	5,474,143	15,845
Intesa Sanpaolo S.p.A. (RSP)	397,244	1,201
Leonardo S.p.A.	169,382	1,672
Luxottica Group S.p.A.	69,483	4,480
Mediobanca Banca di Credito Finanziario S.p.A.	250,948	2,326
Moncler S.p.A.	73,164	3,328
Pirelli & C S.p.A.* (3)	158,942	1,326
Poste Italiane S.p.A.(3)	212,770	1,776
Prysmian S.p.A.	84,821	2,108
Recordati S.p.A.	41,738	1,656
Snam S.p.A.	924,647	3,852
Telecom Italia S.p.A.*	4,655,690	3,455
Telecom Italia S.p.A. (RSP)	2,524,275	1,645
Tenaris S.A.	192,686	3,514
Terna Rete Elettrica Nazionale S.p.A.	568,567	3,068
UniCredit S.p.A.	814,644	13,549

		124,945

Japan - 23.7%
ABC-Mart, Inc.	14,100	771
Acom Co. Ltd.	163,800	629
Aeon Co. Ltd.	247,100	5,284
AEON Financial Service Co. Ltd.	47,400	1,006
Aeon Mall Co. Ltd.	42,980	771
Air Water, Inc.	62,569	1,147
Aisin Seiki Co. Ltd.	65,500	2,982
Ajinomoto Co., Inc.	184,400	3,482
Alfresa Holdings Corp.	73,700	1,731
Alps Electric Co. Ltd.	76,100	1,952
Amada Holdings Co. Ltd.	144,400	1,386
ANA Holdings, Inc.	49,000	1,798
Aozora Bank Ltd.	46,900	1,783
Asahi Glass Co. Ltd.	75,900	2,952
Asahi Group Holdings Ltd.	148,000	7,573
Asahi Kasei Corp.	513,900	6,523
Asics Corp.	67,400	1,138
Astellas Pharma, Inc.	801,900	12,217
Bandai Namco Holdings, Inc.	81,400	3,354
Bank of Kyoto (The) Ltd.	22,294	1,031
Benesse Holdings, Inc.	30,200	1,071
Bridgestone Corp.	248,500	9,709
Brother Industries Ltd.	89,800	1,771
Calbee, Inc.	33,900	1,275
Canon, Inc.	404,600	13,252
Casio Computer Co. Ltd.	74,900	1,217
Central Japan Railway Co.	58,900	12,212
Chiba Bank (The) Ltd.	235,500	1,659
Chubu Electric Power Co., Inc.	245,800	3,684
Chugai Pharmaceutical Co. Ltd.	91,055	4,769
Chugoku Electric Power (The) Co., Inc.	116,700	1,508
Coca-Cola Bottlers Japan Holdings, Inc.	54,300	2,168
Concordia Financial Group Ltd.	438,800	2,230
Credit Saison Co. Ltd.	67,100	1,055
CyberAgent, Inc.	41,200	2,473
CYBERDYNE, Inc.*	46,400	542
Dai Nippon Printing Co. Ltd.	93,600	2,092
Daicel Corp.	110,700	1,223
Daifuku Co. Ltd.	41,100	1,797
Dai-ichi Life Holdings, Inc.	440,000	7,826
Daiichi Sankyo Co. Ltd.	231,700	8,863
Daikin Industries Ltd.	101,700	12,164
Daito Trust Construction Co. Ltd.	29,700	4,827
Daiwa House Industry Co. Ltd.	230,500	7,848
Daiwa House REIT Investment Corp.	726	1,723
Daiwa Securities Group, Inc.	650,400	3,774
DeNA Co. Ltd.	44,900	841
Denso Corp.	178,100	8,664
Dentsu, Inc.	87,718	4,152
Disco Corp.	11,800	2,009
Don Quijote Holdings Co. Ltd.	47,800	2,293
East Japan Railway Co.	126,012	12,069
Eisai Co. Ltd.	103,000	7,241
Electric Power Development Co. Ltd.	61,700	1,592
FamilyMart UNY Holdings Co. Ltd.	30,900	3,250
FANUC Corp.	78,600	15,584

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%(1) continued
Japan - 23.7% continued
Fast Retailing Co. Ltd.	23,800	$10,916
Fuji Electric Co. Ltd.	234,000	1,779
FUJIFILM Holdings Corp.	157,800	6,156
Fujitsu Ltd.	802,000	4,858
Fukuoka Financial Group, Inc.	290,000	1,456
Hakuhodo DY Holdings, Inc.	98,500	1,579
Hamamatsu Photonics K.K.	57,770	2,477
Hankyu Hanshin Holdings, Inc.	92,200	3,706
Hikari Tsushin, Inc.	8,400	1,475
Hino Motors Ltd.	110,700	1,179
Hirose Electric Co. Ltd.	12,828	1,588
Hisamitsu Pharmaceutical Co., Inc.	23,000	1,939
Hitachi Chemical Co. Ltd.	44,000	886
Hitachi Construction Machinery Co. Ltd.	43,500	1,410
Hitachi High-Technologies Corp.	26,900	1,096
Hitachi Ltd.	1,957,000	13,785
Hitachi Metals Ltd.	90,100	934
Honda Motor Co. Ltd.	659,600	19,341
Hoshizaki Corp.	21,500	2,173
Hoya Corp.	155,600	8,837
Hulic Co. Ltd.	125,100	1,332
Idemitsu Kosan Co. Ltd.	54,500	1,940
IHI Corp.	59,200	2,060
Iida Group Holdings Co. Ltd.	62,164	1,198
Inpex Corp.	415,800	4,297
Isetan Mitsukoshi Holdings Ltd.	140,660	1,755
Isuzu Motors Ltd.	222,500	2,951
ITOCHU Corp.	577,300	10,449
J Front Retailing Co. Ltd.	97,000	1,473
Japan Airlines Co. Ltd.	49,100	1,740
Japan Airport Terminal Co. Ltd.	17,800	833
Japan Exchange Group, Inc.	206,600	3,837
Japan Post Bank Co. Ltd.	159,300	1,852
Japan Post Holdings Co. Ltd.	643,000	7,040
Japan Prime Realty Investment Corp.	350	1,272
Japan Real Estate Investment Corp.	524	2,772
Japan Retail Fund Investment Corp.	1,004	1,811
Japan Tobacco, Inc.	445,700	12,450
JFE Holdings, Inc.	199,000	3,754
JGC Corp.	81,400	1,638
JSR Corp.	76,600	1,300
JTEKT Corp.	87,100	1,183
JXTG Holdings, Inc.	1,327,597	9,218
Kajima Corp.	364,000	2,816
Kakaku.com, Inc.	57,400	1,294
Kamigumi Co. Ltd.	45,200	937
Kaneka Corp.	103,000	922
Kansai Electric Power (The) Co., Inc.	286,400	4,171
Kansai Paint Co. Ltd.	74,600	1,547
Kao Corp.	200,600	15,289
Kawasaki Heavy Industries Ltd.	55,500	1,628
KDDI Corp.	733,400	20,052
Keihan Holdings Co. Ltd.	40,600	1,456
Keikyu Corp.	93,200	1,527
Keio Corp.	39,400	1,905
Keisei Electric Railway Co. Ltd.	54,500	1,870
Keyence Corp.	39,478	22,265
Kikkoman Corp.	59,400	2,993
Kintetsu Group Holdings Co. Ltd.	68,800	2,807
Kirin Holdings Co. Ltd.	335,900	8,979
Kobayashi Pharmaceutical Co. Ltd.	19,400	1,675
Kobe Steel Ltd.	130,200	1,190
Koito Manufacturing Co. Ltd.	42,214	2,785
Komatsu Ltd.	377,200	10,736
Konami Holdings Corp.	37,600	1,911
Konica Minolta, Inc.	182,800	1,693
Kose Corp.	12,300	2,646
Kubota Corp.	401,800	6,310
Kuraray Co. Ltd.	121,900	1,677
Kurita Water Industries Ltd.	41,600	1,185
Kyocera Corp.	131,200	7,372
Kyowa Hakko Kirin Co. Ltd.	102,600	2,065
Kyushu Electric Power Co., Inc.	146,300	1,636
Kyushu Railway Co.	63,900	1,955
Lawson, Inc.	21,000	1,312
LINE Corp.*	30,300	1,246
Lion Corp.	90,400	1,657
LIXIL Group Corp.	106,500	2,129
M3, Inc.	85,800	3,415
Mabuchi Motor Co. Ltd.	20,400	969
Makita Corp.	91,100	4,075
Marubeni Corp.	635,000	4,839
Marui Group Co.Ltd.	76,700	1,614
Maruichi Steel Tube Ltd.	24,400	825
Mazda Motor Corp.	228,000	2,792
McDonald’s Holdings Co. Japan Ltd.	28,000	1,428
Mebuki Financial Group, Inc.	347,710	1,166

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%(1) continued
Japan - 23.7% continued
Medipal Holdings Corp.	67,300	$1,352
MEIJI Holdings Co. Ltd.	49,526	4,174
MINEBEA MITSUMI, Inc.	155,800	2,625
MISUMI Group, Inc.	115,000	3,347
Mitsubishi Chemical Holdings Corp.	519,000	4,338
Mitsubishi Corp.	546,000	15,153
Mitsubishi Electric Corp.	744,700	9,895
Mitsubishi Estate Co. Ltd.	481,700	8,414
Mitsubishi Gas Chemical Co., Inc.	68,300	1,545
Mitsubishi Heavy Industries Ltd.	123,200	4,479
Mitsubishi Materials Corp.	40,400	1,108
Mitsubishi Motors Corp.	272,000	2,166
Mitsubishi Tanabe Pharma Corp.	98,600	1,703
Mitsubishi UFJ Financial Group, Inc.	4,788,595	27,160
Mitsubishi UFJ Lease & Finance Co. Ltd.	169,500	1,040
Mitsui & Co. Ltd.	696,800	11,609
Mitsui Chemicals, Inc.	73,900	1,962
Mitsui Fudosan Co. Ltd.	364,200	8,779
Mitsui OSK Lines Ltd.	48,400	1,162
Mizuho Financial Group, Inc.	9,836,189	16,549
MS&AD Insurance Group Holdings, Inc.	193,143	5,999
Murata Manufacturing Co. Ltd.	73,097	12,272
Nabtesco Corp.	47,599	1,462
Nagoya Railroad Co. Ltd.	75,300	1,944
NEC Corp.	105,500	2,893
Nexon Co. Ltd.*	179,800	2,608
NGK Insulators Ltd.	104,000	1,850
NGK Spark Plug Co. Ltd.	62,100	1,769
NH Foods Ltd.	38,600	1,559
Nidec Corp.	90,500	13,559
Nikon Corp.	128,500	2,039
Nintendo Co. Ltd.	46,000	15,013
Nippon Building Fund, Inc.	538	3,104
Nippon Electric Glass Co. Ltd.	36,000	999
Nippon Express Co. Ltd.	30,100	2,182
Nippon Paint Holdings Co. Ltd.	59,600	2,561
Nippon Prologis REIT, Inc.	730	1,515
Nippon Steel & Sumitomo Metal Corp.	308,161	6,044
Nippon Telegraph & Telephone Corp.	279,856	12,717
Nippon Yusen K.K.	64,000	1,269
Nissan Chemical Industries Ltd.	51,700	2,409
Nissan Motor Co. Ltd.	946,900	9,201
Nisshin Seifun Group, Inc.	82,205	1,739
Nissin Foods Holdings Co. Ltd.	22,400	1,619
Nitori Holdings Co. Ltd.	32,600	5,085
Nitto Denko Corp.	67,200	5,077
NOK Corp.	32,800	634
Nomura Holdings, Inc.	1,405,000	6,801
Nomura Real Estate Holdings, Inc.	52,600	1,166
Nomura Real Estate Master Fund, Inc.	1,498	2,116
Nomura Research Institute Ltd.	45,774	2,216
NSK Ltd.	138,400	1,425
NTT Data Corp.	255,500	2,939
NTT DOCOMO, Inc.	552,100	14,061
Obayashi Corp.	260,300	2,706
Obic Co. Ltd.	25,600	2,116
Odakyu Electric Railway Co. Ltd.	117,900	2,530
Oji Holdings Corp.	348,000	2,156
Olympus Corp.	118,500	4,426
Omron Corp.	78,400	3,645
Ono Pharmaceutical Co. Ltd.	155,000	3,630
Oracle Corp. Japan	16,200	1,321
Oriental Land Co. Ltd.	81,700	8,561
ORIX Corp.	538,600	8,506
Osaka Gas Co. Ltd.	150,800	3,120
Otsuka Corp.	41,100	1,610
Otsuka Holdings Co. Ltd.	159,215	7,710
Panasonic Corp.	901,400	12,111
Park24 Co. Ltd.	43,400	1,181
Persol Holdings Co. Ltd.	70,300	1,566
Pola Orbis Holdings, Inc.	38,400	1,687
Rakuten, Inc.	349,100	2,357
Recruit Holdings Co. Ltd.	446,500	12,337
Renesas Electronics Corp.*	341,300	3,339
Resona Holdings, Inc.	848,410	4,533
Ricoh Co. Ltd.	273,400	2,503
Rinnai Corp.	14,200	1,250
Rohm Co. Ltd.	38,700	3,241
Ryohin Keikaku Co. Ltd.	9,700	3,412
Sankyo Co. Ltd.	18,600	728
Santen Pharmaceutical Co. Ltd.	147,700	2,571
SBI Holdings, Inc.	91,660	2,355
Secom Co. Ltd.	85,100	6,527
Sega Sammy Holdings, Inc.	67,600	1,157
Seibu Holdings, Inc.	92,800	1,564
Seiko Epson Corp.	113,500	1,966
Sekisui Chemical Co. Ltd.	150,800	2,568

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%(1) continued
Japan - 23.7% continued
Sekisui House Ltd.	252,200	$4,459
Seven & i Holdings Co. Ltd.	307,000	13,381
Seven Bank Ltd.	257,500	787
SG Holdings Co. Ltd.	40,600	890
Sharp Corp.	69,400	1,686
Shimadzu Corp.	90,300	2,723
Shimamura Co. Ltd.	9,300	819
Shimano, Inc.	30,100	4,416
Shimizu Corp.	221,400	2,291
Shin-Etsu Chemical Co. Ltd.	148,800	13,200
Shinsei Bank Ltd.	62,100	954
Shionogi & Co. Ltd.	113,300	5,814
Shiseido Co. Ltd.	154,200	12,234
Shizuoka Bank (The) Ltd.	172,100	1,545
Showa Shell Sekiyu K.K.	79,100	1,179
SMC Corp.	23,400	8,564
SoftBank Group Corp.	335,000	24,038
Sohgo Security Services Co. Ltd.	30,200	1,422
Sompo Holdings, Inc.	135,245	5,464
Sony Corp.	513,700	26,356
Sony Financial Holdings, Inc.	73,400	1,398
Stanley Electric Co. Ltd.	51,200	1,741
Start Today Co. Ltd.	82,700	2,994
Subaru Corp.	250,900	7,299
SUMCO Corp.	96,100	1,935
Sumitomo Chemical Co. Ltd.	603,000	3,413
Sumitomo Corp.	458,400	7,523
Sumitomo Dainippon Pharma Co. Ltd.	67,200	1,421
Sumitomo Electric Industries Ltd.	304,700	4,532
Sumitomo Heavy Industries Ltd.	46,500	1,565
Sumitomo Metal Mining Co. Ltd.	94,700	3,608
Sumitomo Mitsui Financial Group, Inc.	544,142	21,087
Sumitomo Mitsui Trust Holdings, Inc.	134,319	5,321
Sumitomo Realty & Development Co. Ltd.	145,000	5,337
Sumitomo Rubber Industries Ltd.	71,800	1,140
Sundrug Co. Ltd.	31,000	1,254
Suntory Beverage & Food Ltd.	56,000	2,390
Suruga Bank Ltd.	67,400	602
Suzuken Co. Ltd.	30,636	1,296
Suzuki Motor Corp.	140,300	7,737
Sysmex Corp.	68,198	6,359
T&D Holdings, Inc.	225,700	3,382
Taiheiyo Cement Corp.	47,100	1,548
Taisei Corp.	86,600	4,771
Taisho Pharmaceutical Holdings Co. Ltd.	14,200	1,659
Taiyo Nippon Sanso Corp.	54,300	777
Takashimaya Co. Ltd.	122,000	1,043
Takeda Pharmaceutical Co. Ltd.	290,800	12,281
TDK Corp.	52,900	5,394
Teijin Ltd.	75,200	1,378
Terumo Corp.	124,000	7,084
THK Co. Ltd.	50,300	1,438
Tobu Railway Co. Ltd.	80,800	2,471
Toho Co. Ltd.	43,700	1,464
Toho Gas Co. Ltd.	31,400	1,086
Tohoku Electric Power Co., Inc.	169,700	2,072
Tokio Marine Holdings, Inc.	274,700	12,863
Tokyo Century Corp.	18,000	1,019
Tokyo Electric Power Co. Holdings, Inc.*	587,200	2,733
Tokyo Electron Ltd.	63,700	10,906
Tokyo Gas Co. Ltd.	157,700	4,185
Tokyo Tatemono Co. Ltd.	83,500	1,145
Tokyu Corp.	202,200	3,482
Tokyu Fudosan Holdings Corp.	215,700	1,518
Toppan Printing Co. Ltd.	206,000	1,613
Toray Industries, Inc.	563,200	4,433
Toshiba Corp.*	2,663,000	7,995
Tosoh Corp.	101,900	1,577
TOTO Ltd.	57,200	2,643
Toyo Seikan Group Holdings Ltd.	59,000	1,035
Toyo Suisan Kaisha Ltd.	33,900	1,207
Toyoda Gosei Co. Ltd.	28,200	714
Toyota Industries Corp.	59,300	3,320
Toyota Motor Corp.	927,744	59,973
Toyota Tsusho Corp.	85,700	2,865
Trend Micro, Inc.	48,400	2,756
Tsuruha Holdings, Inc.	14,500	1,815
Unicharm Corp.	164,200	4,941
United Urban Investment Corp.	1,223	1,900
USS Co. Ltd.	86,600	1,646
West Japan Railway Co.	66,800	4,920
Yahoo Japan Corp.	575,300	1,905
Yakult Honsha Co. Ltd.	45,200	3,018
Yamada Denki Co. Ltd.	265,590	1,317
Yamaguchi Financial Group, Inc.	85,000	955

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%(1) continued
Japan - 23.7% continued
Yamaha Corp.	56,100	$2,910
Yamaha Motor Co. Ltd.	113,300	2,844
Yamato Holdings Co. Ltd.	125,600	3,698
Yamazaki Baking Co. Ltd.	51,105	1,335
Yaskawa Electric Corp.	98,000	3,455
Yokogawa Electric Corp.	91,200	1,620
Yokohama Rubber (The) Co. Ltd.	50,000	1,038

		1,397,140

Jersey - 0.1%
Randgold Resources Ltd.	38,393	2,953

Mexico - 0.0%
Fresnillo PLC	93,378	1,408

Netherlands - 5.0%
ABN AMRO Group N.V. - CVA(3)	172,774	4,472
Aegon N.V.	747,197	4,465
Akzo Nobel N.V.	102,195	8,708
ArcelorMittal	271,545	7,930
ASML Holding N.V.	166,722	32,881
EXOR N.V.	44,266	2,978
Heineken Holding N.V.	47,097	4,507
Heineken N.V.	104,697	10,497
ING Groep N.V.	1,577,393	22,635
Koninklijke Ahold Delhaize N.V.	504,436	12,068
Koninklijke DSM N.V.	74,237	7,454
Koninklijke KPN N.V.	1,363,170	3,705
Koninklijke Philips N.V.	381,800	16,183
Koninklijke Vopak N.V.	28,032	1,294
NN Group N.V.	129,231	5,244
NXP Semiconductors N.V.*	138,552	15,140
QIAGEN N.V.*	92,874	3,381
Randstad N.V.	48,516	2,847
Royal Dutch Shell PLC, Class A	1,868,575	64,755
Royal Dutch Shell PLC, Class B	1,522,412	54,454
Wolters Kluwer N.V.	118,650	6,679

		292,277

New Zealand - 0.2%
a2 Milk Co. Ltd.*	298,711	2,313
Auckland International Airport Ltd.	400,576	1,839
Fisher & Paykel Healthcare Corp. Ltd.	230,877	2,327
Fletcher Building Ltd.	337,802	1,589
Meridian Energy Ltd.	544,696	1,150
Ryman Healthcare Ltd.	169,526	1,374
Spark New Zealand Ltd.	731,102	1,846

		12,438

Norway - 0.7%
Aker BP ASA	42,438	1,563
DNB ASA	399,034	7,783
Equinor ASA	469,376	12,423
Gjensidige Forsikring ASA	83,664	1,370
Marine Harvest ASA	169,883	3,383
Norsk Hydro ASA	548,199	3,282
Orkla ASA	331,163	2,900
Schibsted ASA, Class B	41,544	1,172
Telenor ASA	306,453	6,281
Yara International ASA	72,341	2,995

		43,152

Portugal - 0.2%
Banco Espirito Santo S.A. (Registered)* (2)	882,815	—
EDP - Energias de Portugal S.A.	1,043,890	4,140
Galp Energia SGPS S.A.	202,714	3,855
Jeronimo Martins SGPS S.A.	105,710	1,521

		9,516

Singapore - 1.3%
Ascendas Real Estate Investment Trust	988,279	1,918
CapitaLand Commercial Trust	1,065,436	1,296
CapitaLand Ltd.	1,026,350	2,376
CapitaLand Mall Trust	1,047,200	1,589
City Developments Ltd.	152,000	1,222
ComfortDelGro Corp. Ltd.	837,600	1,443
DBS Group Holdings Ltd.	725,170	14,081
Genting Singapore Ltd.	2,410,680	2,165
Golden Agri-Resources Ltd.	2,703,292	605
Jardine Cycle & Carriage Ltd.	41,373	964
Keppel Corp. Ltd.	584,550	3,075
Oversea-Chinese Banking Corp. Ltd.	1,281,344	10,912
SATS Ltd.	284,700	1,042
Sembcorp Industries Ltd.	414,444	834
Singapore Airlines Ltd.	225,234	1,763
Singapore Exchange Ltd.	335,200	1,761
Singapore Press Holdings Ltd.	673,095	1,282
Singapore Technologies Engineering Ltd.	651,200	1,569
Singapore Telecommunications Ltd.	3,316,225	7,486

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%(1) continued
Singapore - 1.3% continued
Suntec Real Estate Investment Trust	896,900	$1,141
United Overseas Bank Ltd.	544,349	10,721
UOL Group Ltd.	213,780	1,192
Venture Corp. Ltd.	111,400	1,452
Wilmar International Ltd.	730,800	1,639

		73,528

South Africa - 0.1%
Investec PLC	268,418	1,903
Mediclinic International PLC	155,918	1,083

		2,986

Spain - 3.0%
ACS Actividades de Construccion y Servicios S.A.	102,943	4,164
Aena S.M.E. S.A.(3)	27,611	5,009
Amadeus IT Group S.A.	178,305	14,049
Banco Bilbao Vizcaya Argentaria S.A.	2,705,340	19,108
Banco de Sabadell S.A.	2,294,526	3,829
Banco Santander S.A.	6,556,827	35,003
Bankia S.A.	500,130	1,865
Bankinter S.A.	273,775	2,663
CaixaBank S.A.	1,467,570	6,339
Enagas S.A.	91,648	2,678
Endesa S.A.	129,345	2,851
Ferrovial S.A.	194,837	3,994
Gas Natural SDG S.A.	143,720	3,803
Grifols S.A.	121,738	3,651
Iberdrola S.A.	2,352,913	18,174
Industria de Diseno Textil S.A.	442,886	15,112
Mapfre S.A.	453,389	1,364
Red Electrica Corp. S.A.	175,989	3,581
Repsol S.A.	535,339	10,454
Siemens Gamesa Renewable Energy S.A.	97,291	1,301
Telefonica S.A.	1,894,163	16,145

		175,137

Sweden - 2.5%
Alfa Laval AB	119,903	2,836
Assa Abloy AB, Class B	405,141	8,622
Atlas Copco AB, Class A	271,266	7,862
Atlas Copco AB, Class B	160,385	4,194
Boliden AB	111,235	3,600
Electrolux AB, Class B	98,286	2,237
Epiroc AB, Class A*	266,892	2,801
Epiroc AB, Class B*	164,930	1,510
Essity AB, Class B	248,093	6,119
Hennes & Mauritz AB, Class B	358,370	5,334
Hexagon AB, Class B	104,795	5,837
Husqvarna AB, Class B	169,518	1,605
ICA Gruppen AB	33,418	1,024
Industrivarden AB, Class C	70,658	1,368
Investor AB, Class B	183,167	7,452
Kinnevik AB, Class B	95,735	3,276
L E Lundbergforetagen AB, Class B	31,722	974
Lundin Petroleum AB	75,907	2,416
Millicom International Cellular S.A. SDR	26,834	1,578
Nordea Bank AB	1,229,419	11,829
Sandvik AB	454,396	8,053
Securitas AB, Class B	125,469	2,063
Skandinaviska Enskilda Banken AB, Class A	664,347	6,308
Skanska AB, Class B	138,529	2,516
SKF AB, Class B	154,222	2,866
Svenska Handelsbanken AB, Class A	623,953	6,926
Swedbank AB, Class A	370,303	7,919
Swedish Match AB	74,104	3,668
Tele2 AB, Class B	146,530	1,721
Telefonaktiebolaget LM Ericsson, Class B	1,247,734	9,603
Telia Co. AB	1,150,381	5,256
Volvo AB, Class B	633,701	10,094

		149,467

Switzerland - 8.3%
ABB Ltd. (Registered)	745,556	16,269
Adecco Group A.G. (Registered)	66,168	3,909
Baloise Holding A.G. (Registered)	19,574	2,847
Barry Callebaut A.G. (Registered)	917	1,647
Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)	428	2,776
Chocoladefabriken Lindt & Spruengli A.G. (Registered)	42	3,195
Cie Financiere Richemont S.A. (Registered)	211,459	17,914
Clariant A.G. (Registered)*	80,877	1,937
Coca-Cola HBC A.G. - CDI*	82,344	2,750
Credit Suisse Group A.G. (Registered)*	1,035,621	15,542
Dufry A.G. (Registered)*	12,983	1,655
EMS-Chemie Holding A.G. (Registered)	3,304	2,121

EQUITY INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%(1) continued
Switzerland - 8.3% continued
Ferguson PLC	95,081	$7,715
Geberit A.G. (Registered)	15,136	6,502
Givaudan S.A. (Registered)	3,774	8,554
Glencore PLC*	4,686,770	22,221
Julius Baer Group Ltd.*	91,204	5,358
Kuehne + Nagel International A.G. (Registered)	21,977	3,301
LafargeHolcim Ltd. (Registered)*	142,313	6,939
LafargeHolcim Ltd. (Registered) (Euronext Paris Exchange)*	53,665	2,599
Lonza Group A.G. (Registered)*	30,134	8,005
Nestle S.A. (Registered)	1,265,104	97,940
Novartis A.G. (Registered)	903,412	68,429
Pargesa Holding S.A. (Bearer)	15,979	1,355
Partners Group Holding A.G.	7,108	5,214
Roche Holding A.G. (Genusschein)	285,425	63,511
Schindler Holding A.G. (Participation Certificate)	16,648	3,586
Schindler Holding A.G. (Registered)	8,456	1,780
SGS S.A. (Registered)	2,179	5,805
Sika A.G. (Registered)	52,095	7,179
Sonova Holding A.G. (Registered)	22,649	4,063
STMicroelectronics N.V.	277,309	6,162
Straumann Holding A.G. (Registered)	4,206	3,202
Swatch Group (The) A.G. (Bearer)	12,603	5,986
Swatch Group (The) A.G. (Registered)	22,743	1,969
Swiss Life Holding A.G. (Registered)*	13,902	4,835
Swiss Prime Site A.G. (Registered)*	28,702	2,640
Swiss Re A.G.	127,322	11,002
Swisscom A.G. (Registered)	10,536	4,710
Temenos A.G. (Registered)*	24,643	3,727
UBS Group A.G. (Registered)*	1,561,854	24,029
Vifor Pharma A.G.	18,519	2,955
Zurich Insurance Group A.G.	61,400	18,213

		492,048

United Arab Emirates - 0.0%
NMC Health PLC	42,362	1,999

United Kingdom - 15.2%
3i Group PLC	398,083	4,730
Admiral Group PLC	79,115	1,990
Anglo American PLC	426,977	9,482
Ashtead Group PLC	202,513	6,032
Associated British Foods PLC	145,686	5,253
AstraZeneca PLC	514,124	35,595
Auto Trader Group PLC(3)	388,491	2,183
Aviva PLC	1,624,847	10,805
Babcock International Group PLC	106,993	1,154
BAE Systems PLC	1,289,171	11,001
Barclays PLC	6,927,503	17,274
Barratt Developments PLC	412,768	2,807
Berkeley Group Holdings (The) PLC	52,326	2,613
BP PLC	8,093,418	61,625
British American Tobacco PLC	932,054	47,072
British Land (The) Co. PLC	377,576	3,349
BT Group PLC	3,416,656	9,831
Bunzl PLC	137,226	4,156
Burberry Group PLC	170,908	4,865
Centrica PLC	2,288,639	4,761
CNH Industrial N.V.	417,782	4,426
Coca-Cola European Partners PLC	88,422	3,593
Compass Group PLC	641,924	13,676
ConvaTec Group PLC(3)	544,841	1,526
Croda International PLC	53,346	3,380
Diageo PLC	998,541	35,843
Direct Line Insurance Group PLC	557,737	2,523
easyJet PLC	67,181	1,478
Experian PLC	371,202	9,180
Fiat Chrysler Automobiles N.V.*	190,847	3,633
Fiat Chrysler Automobiles N.V. (New York Exchange)*	246,814	4,662
G4S PLC	611,549	2,157
GlaxoSmithKline PLC	2,013,297	40,620
Hammerson PLC	323,750	2,227
Hargreaves Lansdown PLC	116,394	3,027
HSBC Holdings PLC	8,135,988	76,289
Imperial Brands PLC	386,685	14,398
Informa PLC	509,511	5,614
InterContinental Hotels Group PLC	73,633	4,581
International Consolidated Airlines Group S.A. - CDI	257,908	2,262
Intertek Group PLC	65,873	4,968
ITV PLC	1,476,196	3,389
J Sainsbury PLC	713,936	3,025
John Wood Group PLC	275,418	2,273
Johnson Matthey PLC	78,981	3,767
Kingfisher PLC	880,380	3,450
Land Securities Group PLC	300,575	3,784
Legal & General Group PLC	2,404,863	8,440

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.0%(1) continued
United Kingdom - 15.2% continued
Lloyds Banking Group PLC	29,266,372	$24,347
London Stock Exchange Group PLC	126,307	7,442
Marks & Spencer Group PLC	655,405	2,550
Meggitt PLC	312,060	2,031
Melrose Industries PLC	1,980,229	5,557
Merlin Entertainments PLC(3)	283,588	1,447
Micro Focus International PLC	178,308	3,101
Mondi PLC	150,283	4,048
National Grid PLC	1,366,892	15,123
Next PLC	58,534	4,673
Pearson PLC	317,823	3,696
Persimmon PLC	126,353	4,223
Prudential PLC	1,051,348	24,022
Quilter PLC* (3)	33,604	64
Reckitt Benckiser Group PLC	271,585	22,326
RELX N.V.	390,445	8,311
RELX PLC	427,743	9,157
Rio Tinto Ltd.	166,697	10,349
Rio Tinto PLC	487,749	26,901
Rolls-Royce Holdings PLC*	681,096	8,877
Royal Bank of Scotland Group PLC*	1,959,195	6,620
Royal Mail PLC	367,185	2,447
RSA Insurance Group PLC	416,490	3,734
Sage Group (The) PLC	443,058	3,659
Schroders PLC	50,654	2,111
Segro PLC	407,617	3,600
Severn Trent PLC	95,726	2,499
Sky PLC	421,992	8,139
Smith & Nephew PLC	357,827	6,580
Smiths Group PLC	161,123	3,609
SSE PLC	413,624	7,390
St. James’s Place PLC	214,840	3,252
Standard Chartered PLC	1,134,541	10,366
Standard Life Aberdeen PLC	1,095,542	4,708
Taylor Wimpey PLC	1,336,769	3,155
Tesco PLC	3,946,729	13,368
Travis Perkins PLC	102,486	1,924
Unilever N.V. - CVA	627,502	34,980
Unilever PLC	500,557	27,689
United Utilities Group PLC	277,341	2,793
Vodafone Group PLC	10,834,811	26,255
Weir Group (The) PLC	98,121	2,589
Whitbread PLC	74,928	3,914
Wm Morrison Supermarkets PLC	904,835	3,006
WPP PLC	519,334	8,172

		899,573

United States - 0.4%
Carnival PLC	74,384	4,255
Shire PLC	369,707	20,791

		25,046

Total Common Stocks (Cost $4,701,717)		5,784,660

PREFERRED STOCKS - 0.5%(1)
Germany - 0.5%
Bayerische Motoren Werke A.G.,	22,802	1,818
5.88%(4)
FUCHS PETROLUB S.E.,	29,339	1,446
2.15%(4)
Henkel A.G. & Co. KGaA,	72,308	9,253
1.64%(4)
Porsche Automobil Holding S.E.,	62,551	3,984
3.22%(4)
Sartorius A.G.,	14,507	2,167
0.40%(4)
Schaeffler A.G.,	70,665	919
4.92%(4)
Volkswagen A.G.(4)	75,281	12,501

		32,088

Total Preferred Stocks (Cost $27,453)		32,088

RIGHTS - 0.0%
Italy - 0.0%
Intesa Sanpaolo S.p.A.* (2)	5,917,844	—

Spain - 0.0%
ACS Actividades de Construccion y Servicios S.A.*	102,943	106
Repsol S.A.*	540,808	307

		413

Total Rights (Cost $417)		413

EQUITY INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES - 0.7%
iShares Core MSCI EAFE ETF	62,180	$3,940
Northern Institutional Funds - U.S. Government Portfolio,
1.72%(5) (6)	37,028,902	37,029

Total Investment Companies (Cost $40,975)		40,969

Total Investments - 99.2% (Cost $4,770,562)		5,858,130

Other Assets less Liabilities - 0.8%		46,650

Net Assets - 100.0%		$5,904,780

(1)	Adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Level 3 asset that is worthless, bankrupt or has been delisted.
(3)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(4)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of June 30, 2018 is disclosed.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2018, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
BNP	Swiss Franc	3,408	United States Dollar	3,488	9/19/18	$22
Citibank	Australian Dollar	839	United States Dollar	638	9/19/18	17
Citibank	British Pound	1,217	United States Dollar	1,635	9/19/18	23
Goldman Sachs	Danish Krone	4,126	United States Dollar	657	9/19/18	6
Goldman Sachs	Japanese Yen	269,214	United States Dollar	2,456	9/19/18	10
Goldman Sachs	Singapore Dollar	173	United States Dollar	130	9/19/18	3
JPMorgan Chase	Euro	3,158	United States Dollar	3,738	9/19/18	27
JPMorgan Chase	United States Dollar	13,000	Euro	11,128	9/19/18	77
Societe Generale	United States Dollar	750	Danish Krone	4,785	9/19/18	5
Toronto-Dominion Bank	British Pound	4,422	United States Dollar	5,873	9/19/18	16
Toronto-Dominion Bank	United States Dollar	3,000	Australian Dollar	4,059	9/19/18	5
Toronto-Dominion Bank	United States Dollar	3,000	Swiss Franc	2,956	9/19/18	6

Subtotal Appreciation						217

Bank of Montreal	Euro	2,104	United States Dollar	2,462	9/19/18	(11)
BNP	United States Dollar	8,000	British Pound	6,014	9/19/18	(33)
Citibank	United States Dollar	6,340	British Pound	4,717	9/19/18	(91)
Citibank	United States Dollar	497	Hong Kong Dollar	3,897	9/19/18	— *
Citibank	United States Dollar	516	Japanese Yen	56,540	9/19/18	(2)
Citibank	United States Dollar	106	Norwegian Krone	847	9/19/18	(2)
Citibank	United States Dollar	1,052	Swedish Krona	8,999	9/19/18	(41)
JPMorgan Chase	Euro	1,983	United States Dollar	2,329	9/19/18	(1)
JPMorgan Chase	United States Dollar	850	Singapore Dollar	1,153	9/19/18	(2)
JPMorgan Chase	United States Dollar	1,100	Swedish Krona	9,744	9/19/18	(5)
Societe Generale	United States Dollar	12,217	Euro	10,290	9/19/18	(126)
Societe Generale	United States Dollar	400	Norwegian Krone	3,244	9/19/18	— *
Toronto-Dominion Bank	United States Dollar	12,000	Japanese Yen	1,315,266	9/19/18	(52)

Subtotal Depreciation						(366)

Total						$(149)

*	Amount rounds to less than one thousand.

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

At June 30, 2018, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
Euro Stoxx 50 (Euro)	886	$35,086	Long	9/18	$(495)
FTSE 100 Index (British Pound)	180	18,058	Long	9/18	(57)
Hang Seng Index (Hong Kong Dollar)	17	3,112	Long	7/18	(37)
SPI 200 Index (Australian Dollar)	61	6,938	Long	9/18	68
Topix Index (Japanese Yen)	146	22,820	Long	9/18	(374)

Total					$(895)

At June 30, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.4%
Consumer Staples	11.3
Energy	6.1
Financials	19.9
Health Care	10.6
Industrials	14.3
Information Technology	6.8
Materials	8.2
Real Estate	3.5
Telecommunication Services	3.6
Utilities	3.3

Total	100.0%

At June 30, 2018, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	32.1%
Japanese Yen	24.0
British Pound	18.0
Swiss Franc	7.7
Australian Dollar	7.0
All other currencies less than 5%	11.2

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2018 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
France	$3,094	$621,689	$—	$624,783
Hong Kong	2,815	205,452	—	208,267
Ireland	3,624	37,782	—	41,406
Israel	14,817	15,942	—	30,759
Italy	3,107	121,838	—	124,945
Netherlands	15,140	277,137	—	292,277
Sweden	4,311	145,156	—	149,467
United Kingdom	8,319	891,254	—	899,573
All Other Countries(1)	—	3,413,183	—	3,413,183

Total Common Stocks	55,227	5,729,433	—	5,784,660

Preferred Stocks(1)	—	32,088	—	32,088
Rights(1)	413	—	—	413
Investment Companies	40,969	—	—	40,969

Total Investments	$96,609	$5,761,521	$—	$5,858,130

EQUITY INDEX FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$217	$—	$217
Futures Contracts	68	—	—	68
Liabilities
Forward Foreign Currency Exchange Contracts	—	(366)	—	(366)
Futures Contracts	(963)	—	—	(963)

Total Other Financial Instruments	$(895)	$(149)	$—	$(1,044)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2018, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

	Value (000S)	Reason
Common Stocks
Germany	$2,531	Valuations at official close price with foreign fair value adjustment
Japan	1,391,083	Valuations at official close price with foreign fair value adjustment

Total	$1,393,614

Transactions in affiliated investments for the three months ended June 30, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio	$28,338	$156,954	$148,263	$125	$37,029	37,029

NORTHERN FUNDS QUARTERLY REPORT    15    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND	JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.5%
Aerospace & Defense - 0.9%
Esterline Technologies Corp.*	34,615	$2,554
KLX, Inc.*	67,389	4,845
Teledyne Technologies, Inc.*	47,497	9,455
Woodward, Inc.	73,546	5,653

		22,507

Apparel & Textile Products - 0.7%
Carter’s, Inc.	62,390	6,763
Deckers Outdoor Corp.*	40,415	4,562
Skechers U.S.A., Inc., Class A*	180,345	5,412

		16,737

Asset Management - 1.1%
Eaton Vance Corp.	158,353	8,264
Federated Investors, Inc., Class B	126,697	2,955
Janus Henderson Group PLC	239,676	7,365
Legg Mason, Inc.	113,541	3,943
Stifel Financial Corp.	95,322	4,981

		27,508

Automotive - 0.7%
Dana, Inc.	193,230	3,901
Delphi Technologies PLC	117,954	5,362
Gentex Corp.	363,796	8,375

		17,638

Banking - 8.3%
Associated Banc-Corp	224,956	6,141
BancorpSouth Bank	108,879	3,587
Bank of Hawaii Corp.	56,354	4,701
Bank of the Ozarks	161,341	7,267
Cathay General Bancorp	101,500	4,110
Chemical Financial Corp.	94,795	5,277
Commerce Bancshares, Inc.	124,618	8,064
Cullen/Frost Bankers, Inc.	77,112	8,347
East West Bancorp, Inc.	192,481	12,550
First Horizon National Corp.	434,567	7,753
FNB Corp.	430,264	5,774
Fulton Financial Corp.	233,303	3,849
Hancock Whitney Corp.	113,284	5,285
Home BancShares, Inc.	209,998	4,737
International Bancshares Corp.	71,935	3,079
MB Financial, Inc.	111,686	5,216
New York Community Bancorp, Inc.	651,491	7,192
PacWest Bancorp	166,551	8,231
Pinnacle Financial Partners, Inc.	98,278	6,029
Prosperity Bancshares, Inc.	92,761	6,341
Signature Bank*	71,322	9,121
Sterling Bancorp	299,566	7,040
Synovus Financial Corp.	157,507	8,321
TCF Financial Corp.	223,353	5,499
Texas Capital Bancshares, Inc.*	65,978	6,037
Trustmark Corp.	90,188	2,943
UMB Financial Corp.	58,564	4,464
Umpqua Holdings Corp.	292,397	6,605
United Bankshares, Inc.	139,691	5,085
Valley National Bancorp	351,939	4,280
Washington Federal, Inc.	112,090	3,665
Webster Financial Corp.	122,318	7,792
Wintrust Financial Corp.	74,740	6,506

		200,888

Biotechnology & Pharmaceuticals - 0.9%
Akorn, Inc.*	125,936	2,089
Exelixis, Inc.*	377,116	8,116
Mallinckrodt PLC*	110,398	2,060
Prestige Brands Holdings, Inc.*	70,327	2,699
United Therapeutics Corp.*	57,850	6,546

		21,510

Chemicals - 2.8%
Ashland Global Holdings, Inc.	82,894	6,481
Cabot Corp.	82,129	5,073
Chemours (The) Co.	236,392	10,486
Minerals Technologies, Inc.	47,180	3,555
NewMarket Corp.	12,217	4,942
Olin Corp.	222,175	6,381
PolyOne Corp.	105,841	4,574
RPM International, Inc.	177,702	10,363
Sensient Technologies Corp.	56,235	4,024
Valvoline, Inc.	259,987	5,608
Versum Materials, Inc.	144,732	5,377

		66,864

Commercial Services - 1.3%
Brink’s (The) Co.	67,646	5,395
Deluxe Corp.	63,595	4,211
Healthcare Services Group, Inc.	97,988	4,232
ManpowerGroup, Inc.	87,278	7,511
Rollins, Inc.	127,614	6,710
Sotheby’s*	49,070	2,666

		30,725

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.5% continued
Construction Materials - 1.2%
Carlisle Cos., Inc.	80,963	$8,769
Eagle Materials, Inc.	63,722	6,689
Louisiana-Pacific Corp.	192,886	5,250
MDU Resources Group, Inc.	259,482	7,442

		28,150

Consumer Products - 3.0%
Boston Beer (The) Co., Inc., Class A*	11,620	3,483
Edgewell Personal Care Co.*	71,878	3,627
Energizer Holdings, Inc.	79,296	4,992
Flowers Foods, Inc.	246,305	5,131
Hain Celestial Group (The), Inc.*	138,263	4,120
Helen of Troy Ltd.*	35,495	3,495
Ingredion, Inc.	95,942	10,621
Lamb Weston Holdings, Inc.	194,204	13,305
Lancaster Colony Corp.	25,893	3,584
Nu Skin Enterprises, Inc., Class A	73,850	5,774
Post Holdings, Inc.*	89,374	7,688
Sanderson Farms, Inc.	26,853	2,824
Tootsie Roll Industries, Inc.	26,173	807
TreeHouse Foods, Inc.*	74,580	3,916

		73,367

Consumer Services - 0.8%
Aaron’s, Inc.	82,203	3,572
Adtalem Global Education, Inc.*	80,144	3,855
Graham Holdings Co., Class B	5,844	3,425
Service Corp. International	243,075	8,699

		19,551

Containers & Packaging - 1.1%
AptarGroup, Inc.	82,885	7,740
Bemis Co., Inc.	120,864	5,102
Greif, Inc., Class A	34,278	1,813
Owens-Illinois, Inc.*	215,115	3,616
Silgan Holdings, Inc.	98,438	2,641
Sonoco Products Co.	132,266	6,944

		27,856

Design, Manufacturing & Distribution - 1.2%
Arrow Electronics, Inc.*	116,434	8,765
Avnet, Inc.	156,746	6,723
Jabil, Inc.	227,588	6,295
SYNNEX Corp.	38,919	3,756
Tech Data Corp.*	46,305	3,803

		29,342

Distributors - Consumer Staples - 0.1%
United Natural Foods, Inc.*	67,376	2,874

Electrical Equipment - 3.4%
Acuity Brands, Inc.	54,472	6,312
Belden, Inc.	54,007	3,301
Cognex Corp.	229,783	10,250
Cree, Inc.*	133,507	5,550
Hubbell, Inc.	72,885	7,707
Keysight Technologies, Inc.*	248,308	14,658
Lennox International, Inc.	49,293	9,866
Littelfuse, Inc.	33,170	7,569
National Instruments Corp.	142,935	6,000
Trimble, Inc.*	331,148	10,875

		82,088

Engineering & Construction Services - 1.2%
AECOM*	213,045	7,037
Dycom Industries, Inc.*	41,507	3,923
EMCOR Group, Inc.	77,650	5,915
Granite Construction, Inc.	60,403	3,362
KBR, Inc.	186,814	3,348
nVent Electric PLC*	215,668	5,413

		28,998

Forest & Paper Products - 0.2%
Domtar Corp.	83,446	3,984

Gaming, Lodging & Restaurants - 3.3%
Boyd Gaming Corp.	109,324	3,789
Brinker International, Inc.	58,583	2,789
Cheesecake Factory (The), Inc.	56,359	3,103
Churchill Downs, Inc.	15,128	4,485
Cracker Barrel Old Country Store, Inc.	31,890	4,982
Domino’s Pizza, Inc.	56,176	15,851
Dunkin’ Brands Group, Inc.	110,231	7,614
ILG, Inc.	140,389	4,637
Jack in the Box, Inc.	37,774	3,215
Papa John’s International, Inc.	31,219	1,583
Scientific Games Corp.*	71,119	3,496
Texas Roadhouse, Inc.	87,282	5,718
Wendy’s (The) Co.	237,850	4,086
Wyndham Destinations, Inc.	132,583	5,869
Wyndham Hotels & Resorts, Inc.	132,477	7,794

		79,011

Hardware - 2.1%
ARRIS International PLC*	232,727	5,689
Ciena Corp.*	190,272	5,044

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.5% continued
Hardware - 2.1% continued
InterDigital, Inc.	46,175	$3,736
Lumentum Holdings, Inc.*	83,576	4,839
NCR Corp.*	157,239	4,714
NetScout Systems, Inc.*	106,025	3,149
Pitney Bowes, Inc.	247,397	2,120
Plantronics, Inc.	44,198	3,370
VeriFone Systems, Inc.*	146,342	3,340
ViaSat, Inc.*	72,812	4,785
Zebra Technologies Corp., Class A*	70,945	10,163

		50,949

Health Care Facilities & Services - 3.3%
Acadia Healthcare Co., Inc.*	109,049	4,461
Catalent, Inc.*	177,188	7,422
Charles River Laboratories International, Inc.*	63,657	7,146
Chemed Corp.	21,177	6,815
Encompass Health Corp.	131,310	8,892
LifePoint Health, Inc.*	51,349	2,506
MEDNAX, Inc.*	125,570	5,435
Molina Healthcare, Inc.*	63,108	6,181
Patterson Cos., Inc.	107,451	2,436
PRA Health Sciences, Inc.*	67,257	6,279
Syneos Health, Inc.*	73,745	3,459
Tenet Healthcare Corp.*	108,464	3,641
WellCare Health Plans, Inc.*	59,469	14,644

		79,317

Home & Office Products - 1.7%
Herman Miller, Inc.	78,923	2,675
HNI Corp.	57,364	2,134
KB Home	112,753	3,071
NVR, Inc.*	4,475	13,292
Scotts Miracle-Gro (The) Co.	51,490	4,282
Tempur Sealy International, Inc.*	61,684	2,964
Toll Brothers, Inc.	187,304	6,928
TRI Pointe Group, Inc.*	201,377	3,295
Tupperware Brands Corp.	68,201	2,813

		41,454

Industrial Services - 0.9%
MSC Industrial Direct Co., Inc., Class A	60,926	5,169
Pool Corp.	53,754	8,144
Watsco, Inc.	42,572	7,590

		20,903

Institutional Financial Services - 0.9%
Evercore, Inc., Class A	54,054	5,700
Interactive Brokers Group, Inc., Class A	94,932	6,115
SEI Investments Co.	174,298	10,897

		22,712

Insurance - 3.9%
Alleghany Corp.	20,297	11,670
American Financial Group, Inc.	92,122	9,887
Aspen Insurance Holdings Ltd.	79,475	3,235
Brown & Brown, Inc.	304,477	8,443
CNO Financial Group, Inc.	222,547	4,237
Genworth Financial, Inc., Class A*	663,224	2,985
Hanover Insurance Group (The), Inc.	56,488	6,754
Kemper Corp.	65,027	4,919
Mercury General Corp.	48,760	2,221
Old Republic International Corp.	333,131	6,633
Primerica, Inc.	58,714	5,848
Reinsurance Group of America, Inc.	85,710	11,441
RenaissanceRe Holdings Ltd.	53,457	6,432
W.R. Berkley Corp.	127,645	9,243

		93,948

Iron & Steel - 1.8%
Allegheny Technologies, Inc.*	167,144	4,199
Carpenter Technology Corp.	62,596	3,291
Commercial Metals Co.	155,413	3,281
Reliance Steel & Aluminum Co.	96,064	8,409
Steel Dynamics, Inc.	313,440	14,403
United States Steel Corp.	234,876	8,162
Worthington Industries, Inc.	56,887	2,387

		44,132

Leisure Products - 1.0%
Brunswick Corp.	115,993	7,479
Polaris Industries, Inc.	78,002	9,531
Thor Industries, Inc.	65,102	6,340

		23,350

Machinery - 4.0%
AGCO Corp.	87,694	5,325
Crane Co.	67,408	5,401
Curtiss-Wright Corp.	58,711	6,988
Graco, Inc.	222,644	10,068
IDEX Corp.	101,909	13,908
ITT, Inc.	116,065	6,067
Kennametal, Inc.	108,485	3,895
Lincoln Electric Holdings, Inc.	81,941	7,191

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.5% continued
Machinery - 4.0% continued
MSA Safety, Inc.	45,319	$4,366
Nordson Corp.	67,912	8,721
Oshkosh Corp.	98,395	6,919
Regal Beloit Corp.	58,491	4,785
Terex Corp.	96,309	4,063
Toro (The) Co.	140,848	8,486

		96,183

Manufactured Goods - 0.3%
Timken (The) Co.	90,356	3,935
Valmont Industries, Inc.	29,945	4,514

		8,449

Media - 1.0%
AMC Networks, Inc., Class A*	61,227	3,808
Cable One, Inc.	6,241	4,577
Cars.com, Inc.*	95,519	2,712
John Wiley & Sons, Inc., Class A	59,625	3,721
Meredith Corp.	52,828	2,694
New York Times (The) Co., Class A	170,203	4,408
TEGNA, Inc.	285,522	3,098

		25,018

Medical Equipment & Devices - 4.2%
Bio-Rad Laboratories, Inc., Class A*	26,911	7,765
Bio-Techne Corp.	49,915	7,385
Globus Medical, Inc., Class A*	97,358	4,913
Haemonetics Corp.*	69,348	6,219
Halyard Health, Inc.*	62,447	3,575
Hill-Rom Holdings, Inc.	88,070	7,692
ICU Medical, Inc.*	20,244	5,945
Integra LifeSciences Holdings Corp.*	93,731	6,037
LivaNova PLC*	57,915	5,781
Masimo Corp.*	63,298	6,181
NuVasive, Inc.*	68,239	3,556
STERIS PLC	112,435	11,807
Teleflex, Inc.	60,512	16,230
West Pharmaceutical Services, Inc.	97,587	9,689

		102,775

Metals & Mining - 0.5%
Compass Minerals International, Inc.	45,016	2,960
Royal Gold, Inc.	86,950	8,072

		11,032

Oil, Gas & Coal - 5.4%
Apergy Corp.*	102,823	4,293
Callon Petroleum Co.*	298,613	3,207
Chesapeake Energy Corp.*	1,211,530	6,348
CNX Resources Corp.*	260,602	4,634
Core Laboratories N.V.	58,597	7,396
Diamond Offshore Drilling, Inc.*	86,704	1,809
Dril-Quip, Inc.*	51,025	2,623
Energen Corp.*	129,461	9,427
Ensco PLC, Class A	580,735	4,216
Gulfport Energy Corp.*	206,149	2,591
Matador Resources Co.*	137,820	4,142
McDermott International, Inc.*	238,897	4,694
Murphy Oil Corp.	216,135	7,299
Murphy USA, Inc.*	41,018	3,047
Nabors Industries Ltd.	468,184	3,001
NOW, Inc.*	142,986	1,906
Oasis Petroleum, Inc.*	354,130	4,593
Oceaneering International, Inc.	130,249	3,316
Patterson-UTI Energy, Inc.	294,998	5,310
PBF Energy, Inc., Class A	149,111	6,252
QEP Resources, Inc.*	315,845	3,872
Range Resources Corp.	301,398	5,042
Rowan Cos. PLC, Class A*	151,710	2,461
SM Energy Co.	136,273	3,501
Southwestern Energy Co.*	676,963	3,588
Superior Energy Services, Inc.*	203,255	1,980
Transocean Ltd.*	582,722	7,832
TravelCenters of America LLC - (Fractional Shares)* (1)	80,000	—
World Fuel Services Corp.	89,563	1,828
WPX Energy, Inc.*	530,956	9,573

		129,781

Passenger Transportation - 0.3%
JetBlue Airways Corp.*	420,493	7,981

Real Estate - 0.4%
Jones Lang LaSalle, Inc.	60,443	10,033

Real Estate Investment Trusts - 8.8%
Alexander & Baldwin, Inc.	89,134	2,095
American Campus Communities, Inc.	181,600	7,787
Camden Property Trust	123,241	11,231
CoreCivic, Inc.	157,490	3,762
CoreSite Realty Corp.	45,772	5,072
Corporate Office Properties Trust	135,573	3,930
Cousins Properties, Inc.	558,027	5,407
CyrusOne, Inc.	131,676	7,685

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.5% continued
Real Estate Investment Trusts - 8.8% continued
DCT Industrial Trust, Inc.	125,074	$8,346
Douglas Emmett, Inc.	212,174	8,525
Education Realty Trust, Inc.	100,962	4,190
EPR Properties	85,912	5,566
First Industrial Realty Trust, Inc.	166,463	5,550
GEO Group (The), Inc.	163,821	4,512
Healthcare Realty Trust, Inc.	166,252	4,835
Highwoods Properties, Inc.	137,356	6,968
Hospitality Properties Trust	218,351	6,247
JBG SMITH Properties	124,196	4,529
Kilroy Realty Corp.	131,307	9,932
Lamar Advertising Co., Class A	111,657	7,627
LaSalle Hotel Properties	146,624	5,019
Liberty Property Trust	196,296	8,702
Life Storage, Inc.	61,774	6,011
Mack-Cali Realty Corp.	119,285	2,419
Medical Properties Trust, Inc.	484,635	6,804
National Retail Properties, Inc.	204,370	8,984
Omega Healthcare Investors, Inc.	263,850	8,179
PotlatchDeltic Corp.	80,029	4,070
Quality Care Properties, Inc.*	125,376	2,697
Rayonier, Inc.	171,844	6,649
Rayonier, Inc. - (Fractional Shares)(1)	50,000	—
Sabra Health Care REIT, Inc.	237,136	5,153
Senior Housing Properties Trust	315,756	5,712
Tanger Factory Outlet Centers, Inc.	124,946	2,935
Taubman Centers, Inc.	81,024	4,761
Uniti Group, Inc.	219,413	4,395
Urban Edge Properties	140,948	3,224
Weingarten Realty Investors	158,837	4,894

		214,404

Recreational Facilities & Services - 0.9%
Cinemark Holdings, Inc.	141,199	4,953
International Speedway Corp., Class A	32,288	1,443
Live Nation Entertainment, Inc.*	180,393	8,762
Six Flags Entertainment Corp.	103,198	7,229

		22,387

Renewable Energy - 0.4%
EnerSys	55,937	4,175
First Solar, Inc.*	108,557	5,717

		9,892

Retail - Consumer Staples - 1.0%
Big Lots, Inc.	56,188	2,347
Casey’s General Stores, Inc.	49,878	5,241
Five Below, Inc.*	73,869	7,218
Ollie’s Bargain Outlet Holdings, Inc.*	66,201	4,800
Sprouts Farmers Market, Inc.*	163,412	3,606

		23,212

Retail - Discretionary - 1.8%
American Eagle Outfitters, Inc.	223,575	5,198
AutoNation, Inc.*	78,713	3,824
Avis Budget Group, Inc.*	95,040	3,089
Bed Bath & Beyond, Inc.	185,814	3,702
Dick’s Sporting Goods, Inc.	103,484	3,648
Dillard’s, Inc., Class A	26,321	2,487
Michaels (The) Cos., Inc.*	147,437	2,826
Sally Beauty Holdings, Inc.*	162,088	2,598
Signet Jewelers Ltd.	78,375	4,370
Urban Outfitters, Inc.*	106,743	4,755
Williams-Sonoma, Inc.	101,673	6,241

		42,738

Semiconductors - 2.3%
Cirrus Logic, Inc.*	81,001	3,105
Coherent, Inc.*	33,048	5,169
Cypress Semiconductor Corp.	476,257	7,420
Integrated Device Technology, Inc.*	171,717	5,474
MKS Instruments, Inc.	72,644	6,952
Monolithic Power Systems, Inc.	51,558	6,892
Silicon Laboratories, Inc.*	57,424	5,719
Synaptics, Inc.*	46,291	2,332
Teradyne, Inc.	254,158	9,676
Vishay Intertechnology, Inc.	175,986	4,083

		56,822

Software - 3.9%
ACI Worldwide, Inc.*	154,680	3,816
Acxiom Corp.*	102,363	3,066
Allscripts Healthcare Solutions, Inc.*	235,676	2,828
Blackbaud, Inc.	64,478	6,606
CDK Global, Inc.	164,384	10,693
CommVault Systems, Inc.*	56,186	3,700
Fortinet, Inc.*	192,072	11,991
j2 Global, Inc.	65,280	5,654
LogMeIn, Inc.	69,219	7,147
Manhattan Associates, Inc.*	88,681	4,169
PTC, Inc.*	153,368	14,387

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.5% continued
Software - 3.9% continued
Tyler Technologies, Inc.*	47,310	$10,507
Ultimate Software Group (The), Inc.*	38,642	9,943

		94,507

Specialty Finance - 2.0%
First American Financial Corp.	148,166	7,663
GATX Corp.	50,172	3,724
Jack Henry & Associates, Inc.	102,688	13,387
LendingTree, Inc.*	10,454	2,235
Navient Corp.	352,365	4,591
SLM Corp.*	578,042	6,619
WEX, Inc.*	53,225	10,138

		48,357

Technology Services - 3.7%
Convergys Corp.	122,232	2,987
CoreLogic, Inc.*	108,451	5,629
Dun & Bradstreet (The) Corp.	49,286	6,045
FactSet Research Systems, Inc.	51,643	10,231
Fair Isaac Corp.*	39,667	7,668
Leidos Holdings, Inc.	189,570	11,185
MarketAxess Holdings, Inc.	49,961	9,885
MAXIMUS, Inc.	86,668	5,383
Medidata Solutions, Inc.*	78,703	6,340
Perspecta, Inc.	189,675	3,898
Sabre Corp.	336,254	8,285
Science Applications International Corp.	55,962	4,529
Teradata Corp.*	160,889	6,460

		88,525

Telecom - 0.1%
Telephone & Data Systems, Inc.	123,356	3,382

Transportation & Logistics - 1.9%
Genesee & Wyoming, Inc., Class A*	79,892	6,497
Kirby Corp.*	71,378	5,967
Knight-Swift Transportation Holdings, Inc.	170,547	6,517
Landstar System, Inc.	55,863	6,100
Old Dominion Freight Line, Inc.	90,624	13,499
Ryder System, Inc.	70,532	5,068
Werner Enterprises, Inc.	59,881	2,249

		45,897

Transportation Equipment - 0.7%
Trinity Industries, Inc.	198,651	6,806
Wabtec Corp.	113,853	11,223

		18,029

Utilities - 4.4%
ALLETE, Inc.	68,079	5,270
Aqua America, Inc.	236,329	8,314
Atmos Energy Corp.	147,572	13,302
Black Hills Corp.	71,200	4,358
Hawaiian Electric Industries, Inc.	144,705	4,963
IDACORP, Inc.	66,910	6,172
National Fuel Gas Co.	114,186	6,047
New Jersey Resources Corp.	116,545	5,216
NorthWestern Corp.	65,780	3,766
OGE Energy Corp.	265,322	9,342
ONE Gas, Inc.	69,700	5,209
PNM Resources, Inc.	105,982	4,123
Southwest Gas Holdings, Inc.	64,253	4,901
UGI Corp.	230,033	11,978
Vectren Corp.	110,347	7,884
WGL Holdings, Inc.	68,225	6,055

		106,900

Waste & Environment Services & Equipment - 0.7%
Cantel Medical Corp.	47,237	4,646
Clean Harbors, Inc.*	67,852	3,769
Donaldson Co., Inc.	172,516	7,784

		16,199

Total Common Stocks (Cost $1,748,778)		2,338,866

INVESTMENT COMPANIES - 2.9%
Northern Institutional Funds - U.S. Government Portfolio,
1.72%(2) (3)	69,594,678	69,595

Total Investment Companies (Cost $69,595)		69,595

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
1.59%, 7/19/18(4) (5)	$4,900	$4,896

Total Short-Term Investments (Cost $4,896)		4,896

Total Investments - 99.6% (Cost $1,823,269)		2,413,357

Other Assets less Liabilities - 0.4%		9,533

NET ASSETS - 100.0%		$2,422,890

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of June 30, 2018 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2018, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-Mini S&P MidCap 400	429	$83,917	Long	9/18	$(1,500)

At June 30, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	13.0%
Consumer Staples	3.5
Energy	5.3
Financials	16.5
Health Care	9.3
Industrials	14.5
Information Technology	16.2
Materials	7.0
Real Estate	9.6
Telecommunication Services	0.2
Utilities	4.9

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$2,338,866	$—	$—	$2,338,866
Investment Companies	69,595	—	—	69,595
Short-Term Investments	—	4,896	—	4,896

Total Investments	$2,408,461	$4,896	$—	$2,413,357

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contract	$(1,500)	$—	$—	$(1,500)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2018, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2018.

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued	JUNE 30, 2018 (UNAUDITED)

Transactions in affiliated investments for the three months ended June 30, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio	$33,084	$74,530	$38,019	$174	$69,595	69,595

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND	JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4%
Aerospace & Defense - 1.1%
AAR Corp.	19,092	$887
Aerojet Rocketdyne Holdings, Inc.*	41,064	1,211
Aerovironment, Inc.*	12,485	892
American Outdoor Brands Corp.*	31,424	378
Astronics Corp.*	12,434	447
Axon Enterprise, Inc.*	30,880	1,951
Ducommun, Inc.*	6,274	208
Esterline Technologies Corp.*	15,369	1,134
KLX, Inc.*	29,540	2,124
Moog, Inc., Class A	18,852	1,470
National Presto Industries, Inc.	2,861	355
Sturm Ruger & Co., Inc.	9,843	551
Triumph Group, Inc.	28,383	556
Woodward, Inc.	31,486	2,420

		14,584

Apparel & Textile Products - 0.8%
Albany International Corp., Class A	16,861	1,014
Crocs, Inc.*	39,861	702
Culp, Inc.	6,349	156
Deckers Outdoor Corp.*	18,723	2,114
Fossil Group, Inc.*	26,810	720
Movado Group, Inc.	9,291	449
Oxford Industries, Inc.	9,826	815
Perry Ellis International, Inc.*	7,813	212
Rocky Brands, Inc.	4,016	121
Steven Madden Ltd.	34,120	1,812
Superior Group of Cos., Inc.	5,014	104
Unifi, Inc.*	9,437	299
Weyco Group, Inc.	3,483	127
Wolverine World Wide, Inc.	54,218	1,885

		10,530

Asset Management - 1.1%
Artisan Partners Asset Management, Inc., Class A	28,191	850
Ashford, Inc.*	449	29
Associated Capital Group, Inc., Class A	1,541	58
B. Riley Financial, Inc.	11,969	270
BBX Capital Corp.	38,499	348
BrightSphere Investment Group PLC	47,906	683
Cohen & Steers, Inc.	13,067	545
Columbia Financial, Inc.*	29,159	483
Community Bankers Trust Corp.*	12,814	115
Diamond Hill Investment Group, Inc.	1,926	374
Federated Investors, Inc., Class B	56,859	1,326
Financial Engines, Inc.	37,362	1,677
GAMCO Investors, Inc., Class A	2,593	69
Hamilton Lane, Inc., Class A	8,748	420
Kennedy-Wilson Holdings, Inc.	73,505	1,555
Ladenburg Thalmann Financial Services, Inc.	61,948	211
Oppenheimer Holdings, Inc., Class A	5,615	157
PDL Community Bancorp*	5,220	82
Pzena Investment Management, Inc., Class A	9,881	91
Safeguard Scientifics, Inc.*	11,887	152
Siebert Financial Corp.*	4,366	45
Silvercrest Asset Management Group, Inc., Class A	5,093	83
Stifel Financial Corp.	40,741	2,129
Virtus Investment Partners, Inc.	4,117	527
Waddell & Reed Financial, Inc., Class A	46,978	844
Westwood Holdings Group, Inc.	4,967	296
WisdomTree Investments, Inc.	68,705	624

		14,043

Automotive - 0.8%
American Axle & Manufacturing Holdings, Inc.*	65,457	1,019
Cooper Tire & Rubber Co.	29,862	785
Cooper-Standard Holdings, Inc.*	10,549	1,378
Dana, Inc.	85,914	1,735
Dorman Products, Inc.*	15,845	1,082
Gentherm, Inc.*	21,579	848
Miller Industries, Inc.	6,287	161
Modine Manufacturing Co.*	28,760	525
Motorcar Parts of America, Inc.*	10,938	205
Standard Motor Products, Inc.	12,547	607
Superior Industries International, Inc.	14,309	256
Tenneco, Inc.	29,875	1,313
Tower International, Inc.	11,864	377

		10,291

Banking - 11.0%
1st Constitution Bancorp	4,328	99
1st Source Corp.	9,113	487
Access National Corp.	9,193	263
ACNB Corp.	3,917	133
Allegiance Bancshares, Inc.*	6,934	301
American National Bankshares, Inc.	4,755	190
Ameris Bancorp	23,425	1,250

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Banking - 11.0% continued
Ames National Corp.	4,896	$151
Arrow Financial Corp.	7,058	257
Atlantic Capital Bancshares, Inc.*	15,011	295
Auburn National Bancorporation, Inc.	1,396	69
Banc of California, Inc.	25,247	494
BancFirst Corp.	10,586	627
Banco Latinoamericano de Comercio Exterior S.A.	18,127	446
Bancorp (The), Inc.*	29,638	310
BancorpSouth Bank	56,191	1,852
Bank of Commerce Holdings	9,240	118
Bank of Marin Bancorp	3,994	323
Bank of NT Butterfield & Son (The) Ltd.	32,078	1,467
Bank of Princeton (The)*	3,403	113
BankFinancial Corp.	7,829	138
Bankwell Financial Group, Inc.	3,822	123
Banner Corp.	18,714	1,125
Bar Harbor Bankshares	8,815	267
Baycom Corp.*	6,028	149
BCB Bancorp, Inc.	8,391	126
Beneficial Bancorp, Inc.	40,119	650
Berkshire Hills Bancorp, Inc.	23,898	970
Blue Hills Bancorp, Inc.	13,682	304
BofI Holding, Inc.*	34,780	1,423
Boston Private Financial Holdings, Inc.	49,195	782
Bridge Bancorp, Inc.	9,773	351
Bridgewater Bancshares, Inc.*	2,936	37
Brookline Bancorp, Inc.	46,415	863
Bryn Mawr Bank Corp.	11,719	543
BSB Bancorp, Inc.*	5,118	176
Business First Bancshares, Inc.	5,588	147
Byline Bancorp, Inc.*	9,563	214
C&F Financial Corp.	1,874	117
Cadence BanCorp	27,707	800
Cambridge Bancorp	2,173	188
Camden National Corp.	9,064	414
Capital City Bank Group, Inc.	6,944	164
Capitol Federal Financial, Inc.	75,632	995
Capstar Financial Holdings, Inc.*	4,315	80
Carolina Financial Corp.	11,508	494
Cathay General Bancorp	45,424	1,839
CB Financial Services, Inc.	2,762	95
CBTX, Inc.	10,948	362
CenterState Bank Corp.	48,528	1,447
Central Pacific Financial Corp.	16,918	485
Central Valley Community Bancorp	6,805	144
Century Bancorp, Inc., Class A	1,696	130
Charter Financial Corp.	7,363	178
Chemical Financial Corp.	41,908	2,333
Chemung Financial Corp.	1,830	92
Citizens & Northern Corp.	6,879	178
City Holding Co.	8,794	662
Civista Bancshares, Inc.	5,914	143
CNB Financial Corp.	8,597	258
CoBiz Financial, Inc.	23,128	497
Codorus Valley Bancorp, Inc.	4,940	152
Columbia Banking System, Inc.	42,946	1,756
Community Bank System, Inc.	29,481	1,741
Community Financial (The) Corp.	2,861	101
Community Trust Bancorp, Inc.	9,226	461
ConnectOne Bancorp, Inc.	18,009	448
County Bancorp, Inc.	2,821	78
Customers Bancorp, Inc.*	17,248	490
CVB Financial Corp.	60,884	1,365
Dime Community Bancshares, Inc.	19,292	376
Eagle Bancorp, Inc.*	18,741	1,149
Entegra Financial Corp.*	3,796	111
Enterprise Bancorp, Inc.	5,842	236
Enterprise Financial Services Corp.	13,363	721
Equity Bancshares, Inc., Class A*	7,855	326
Esquire Financial Holdings, Inc.*	3,520	93
ESSA Bancorp, Inc.	5,768	91
Evans Bancorp, Inc.	2,757	127
Farmers & Merchants Bancorp, Inc.	5,276	213
Farmers Capital Bank Corp.	4,276	223
Farmers National Banc Corp.	14,882	237
FB Financial Corp.	7,863	320
FCB Financial Holdings, Inc., Class A*	24,924	1,466
Fidelity D&D Bancorp, Inc.	1,646	102
Fidelity Southern Corp.	13,079	332
Financial Institutions, Inc.	9,050	298
First BanCorp	17,194	703
First BanCorp (New York Exchange)*	125,580	961
First BanCorp, Inc.	6,066	171
First Bancshares (The), Inc.	7,291	262
First Bank	9,632	134
First Busey Corp.	25,682	815
First Business Financial Services, Inc.	4,794	125

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Banking - 11.0% continued
First Choice Bancorp	3,459	$106
First Commonwealth Financial Corp.	58,641	910
First Community Bancshares, Inc.	9,676	308
First Community Corp.	4,234	106
First Connecticut Bancorp, Inc.	8,128	249
First Defiance Financial Corp.	5,749	386
First Financial Bancorp	56,112	1,720
First Financial Bankshares, Inc.	38,185	1,944
First Financial Corp.	7,025	319
First Financial Northwest, Inc.	4,549	89
First Foundation, Inc.*	19,723	366
First Guaranty Bancshares, Inc.	2,559	67
First Internet Bancorp	4,585	156
First Interstate BancSystem, Inc., Class A	19,279	814
First Merchants Corp.	28,986	1,345
First Mid-Illinois Bancshares, Inc.	7,006	275
First Midwest Bancorp, Inc.	60,150	1,532
First Northwest Bancorp*	5,717	91
First of Long Island (The) Corp.	14,545	361
First Savings Financial Group, Inc.	1,078	79
First United Corp.	4,029	82
Flagstar Bancorp, Inc.*	17,365	595
Flushing Financial Corp.	16,087	420
FNB Bancorp	3,158	116
Franklin Financial Network, Inc.*	7,528	283
FS Bancorp, Inc.	1,868	118
Fulton Financial Corp.	101,174	1,669
German American Bancorp, Inc.	12,316	442
Glacier Bancorp, Inc.	49,894	1,930
Great Southern Bancorp, Inc.	6,553	375
Great Western Bancorp, Inc.	34,799	1,461
Green Bancorp, Inc.	13,153	284
Greene County Bancorp, Inc.	1,789	61
Guaranty Bancorp	15,077	449
Guaranty Bancshares, Inc.	4,532	149
Hancock Whitney Corp.	50,011	2,333
Hanmi Financial Corp.	18,777	532
HarborOne Bancorp, Inc.*	8,561	162
Heartland Financial USA, Inc.	17,240	946
Heritage Commerce Corp.	23,526	400
Heritage Financial Corp.	19,828	691
Hilltop Holdings, Inc.	43,120	952
Hingham Institution for Savings	783	172
Home Bancorp, Inc.	4,623	215
Home BancShares, Inc.	93,634	2,112
HomeStreet, Inc.*	14,669	395
HomeTrust Bancshares, Inc.*	10,467	295
Hope Bancorp, Inc.	76,272	1,360
Horizon Bancorp, Inc.	21,759	450
Howard Bancorp, Inc.*	7,695	139
IBERIABANK Corp.	32,967	2,499
Independent Bank Corp.	15,985	1,253
Independent Bank Corp. (Frankfurt Exchange)	12,933	330
Independent Bank Group, Inc.	12,415	829
International Bancshares Corp.	32,450	1,389
Investar Holding Corp.	5,444	151
Investors Bancorp, Inc.	146,858	1,878
Kearny Financial Corp.	57,025	767
Lakeland Bancorp, Inc.	26,132	519
Lakeland Financial Corp.	14,360	692
LCNB Corp.	5,117	101
LegacyTexas Financial Group, Inc.	27,950	1,091
Level One Bancorp, Inc.	828	23
Live Oak Bancshares, Inc.	14,963	459
Luther Burbank Corp.	8,123	93
Macatawa Bank Corp.	15,426	187
Malvern Bancorp, Inc.*	3,845	94
MB Financial, Inc.	48,789	2,278
MBT Financial Corp.	10,370	110
Mercantile Bank Corp.	9,567	354
Merchants Bancorp	9,486	271
Meridian Bancorp, Inc.	27,888	534
Metropolitan Bank Holding Corp.*	3,838	201
Mid Penn Bancorp, Inc.	2,775	97
Middlefield Banc Corp.	1,858	94
Midland States Bancorp, Inc.	12,402	425
MidSouth Bancorp, Inc.	8,658	115
MidWestOne Financial Group, Inc.	6,658	225
MutualFirst Financial, Inc.	3,241	122
MVB Financial Corp.	4,961	90
National Bank Holdings Corp., Class A	16,894	652
National Bankshares, Inc.	4,049	188
National Commerce Corp.*	8,756	405
NBT Bancorp, Inc.	25,141	959
Nicolet Bankshares, Inc.*	4,857	268
Northeast Bancorp	4,341	95
Northfield Bancorp, Inc.	25,626	426

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Banking - 11.0% continued
Northrim BanCorp, Inc.	3,928	$155
Northwest Bancshares, Inc.	56,208	977
Norwood Financial Corp.	3,418	123
Oak Valley Bancorp	4,095	94
OceanFirst Financial Corp.	27,924	837
Oconee Federal Financial Corp.	763	22
OFG Bancorp	25,890	364
Ohio Valley Banc Corp.	2,436	128
Old Line Bancshares, Inc.	9,221	322
Old National Bancorp	88,733	1,650
Old Second Bancorp, Inc.	16,920	244
OP Bancorp*	7,330	93
Opus Bank	11,455	329
Origin Bancorp, Inc.	9,583	392
Oritani Financial Corp.	24,021	389
Orrstown Financial Services, Inc.	4,316	112
Pacific Mercantile Bancorp*	8,971	87
Pacific Premier Bancorp, Inc.*	26,778	1,022
Park National Corp.	7,872	877
Parke Bancorp, Inc.	3,758	89
PCSB Financial Corp.	9,782	194
Peapack Gladstone Financial Corp.	10,782	373
Penns Woods Bancorp, Inc.	2,657	119
Peoples Bancorp of North Carolina, Inc.	2,769	89
Peoples Bancorp, Inc.	10,397	393
Peoples Financial Services Corp.	4,068	191
People’s Utah Bancorp	9,049	323
Preferred Bank	8,199	504
Premier Financial Bancorp, Inc.	6,800	127
Provident Bancorp, Inc.*	2,654	70
Provident Financial Services, Inc.	36,463	1,004
Prudential Bancorp, Inc.	4,946	95
QCR Holdings, Inc.	7,689	365
RBB Bancorp	8,036	258
Reliant Bancorp, Inc.	5,954	167
Renasant Corp.	28,290	1,288
Republic Bancorp, Inc., Class A	5,652	256
Republic First Bancorp, Inc.*	25,250	198
Riverview Bancorp, Inc.	11,618	98
S&T Bancorp, Inc.	20,222	874
Sandy Spring Bancorp, Inc.	20,341	834
SB One Bancorp	4,220	125
Seacoast Banking Corp. of Florida*	27,025	853
Select Bancorp, Inc.*	6,639	89
ServisFirst Bancshares, Inc.	27,346	1,141
Shore Bancshares, Inc.	7,261	138
SI Financial Group, Inc.	6,516	96
Sierra Bancorp	8,324	235
Simmons First National Corp., Class A	53,156	1,589
SmartFinancial, Inc.*	6,700	173
South State Corp.	21,447	1,850
Southern First Bancshares, Inc.*	3,865	171
Southern Missouri Bancorp, Inc.	4,031	157
Southern National Bancorp of Virginia, Inc.	11,505	205
Southside Bancshares, Inc.	19,525	658
Spirit of Texas Bancshares, Inc.*	1,238	26
State Bank Financial Corp.	22,167	740
Sterling Bancorp, Inc.	9,891	132
Stock Yards Bancorp, Inc.	12,742	486
Summit Financial Group, Inc.	6,575	176
Territorial Bancorp, Inc.	4,428	137
Timberland Bancorp, Inc.	3,750	140
Tompkins Financial Corp.	8,711	748
Towne Bank	38,695	1,242
TriCo Bancshares	12,187	456
TriState Capital Holdings, Inc.*	13,172	344
Triumph Bancorp, Inc.*	14,093	574
TrustCo Bank Corp. NY	55,196	491
Trustmark Corp.	39,567	1,291
UMB Financial Corp.	26,621	2,029
Union Bankshares Corp.	38,460	1,495
Union Bankshares, Inc.	2,279	118
United Bankshares, Inc.	59,465	2,165
United Community Banks, Inc.	46,047	1,412
United Community Financial Corp.	28,633	315
United Financial Bancorp, Inc.	29,479	516
United Security Bancshares	7,768	87
Unity Bancorp, Inc.	4,602	105
Univest Corp. of Pennsylvania	16,951	466
Valley National Bancorp	189,509	2,304
Veritex Holdings, Inc.*	13,672	425
Washington Federal, Inc.	49,516	1,619
Washington Trust Bancorp, Inc.	8,860	515
Waterstone Financial, Inc.	15,223	260
WesBanco, Inc.	26,138	1,177
West Bancorporation, Inc.	9,175	231

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Banking - 11.0% continued
Westamerica Bancorporation	15,151	$856
Western New England Bancorp, Inc.	15,100	166
WSFS Financial Corp.	17,798	949

		144,786

Biotechnology & Pharmaceuticals - 8.3%
Abeona Therapeutics, Inc.*	18,125	290
ACADIA Pharmaceuticals, Inc.*	57,836	883
Acceleron Pharma, Inc.*	22,740	1,103
Achaogen, Inc.*	18,467	160
Achillion Pharmaceuticals, Inc.*	82,070	232
Aclaris Therapeutics, Inc.*	15,726	314
Acorda Therapeutics, Inc.*	25,612	735
Adamas Pharmaceuticals, Inc.*	12,912	334
ADMA Biologics, Inc.*	11,147	50
Aduro Biotech, Inc.*	37,719	264
Adverum Biotechnologies, Inc.*	32,007	170
Aeglea BioTherapeutics, Inc.*	9,590	101
Aerie Pharmaceuticals, Inc.*	20,902	1,412
Agenus, Inc.*	48,282	110
Aimmune Therapeutics, Inc.*	25,442	684
Akcea Therapeutics, Inc.*	7,493	178
Akebia Therapeutics, Inc.*	29,666	296
Akorn, Inc.*	54,870	910
Albireo Pharma, Inc.*	5,358	190
Alder Biopharmaceuticals, Inc.*	34,237	541
Aldeyra Therapeutics, Inc.*	9,379	75
Allena Pharmaceuticals, Inc.*	6,820	89
AMAG Pharmaceuticals, Inc.*	20,213	394
Amicus Therapeutics, Inc.*	111,224	1,737
Amneal Pharmaceuticals, Inc.*	51,069	838
Amphastar Pharmaceuticals, Inc.*	20,689	316
Ampio Pharmaceuticals, Inc.*	46,634	103
AnaptysBio, Inc.*	10,899	774
ANI Pharmaceuticals, Inc.*	4,655	311
Anika Therapeutics, Inc.*	8,631	276
Antares Pharma, Inc.*	85,446	220
Apellis Pharmaceuticals, Inc.*	21,225	467
Aratana Therapeutics, Inc.*	27,500	117
Arbutus Biopharma Corp.*	20,762	152
Arcus Biosciences, Inc.*	3,047	37
Ardelyx, Inc.*	19,779	73
Arena Pharmaceuticals, Inc.*	29,164	1,272
ArQule, Inc.*	51,024	282
Array BioPharma, Inc.*	119,794	2,010
Arrowhead Pharmaceuticals, Inc.*	51,143	696
Arsanis, Inc.*	2,738	10
Assembly Biosciences, Inc.*	9,978	391
Atara Biotherapeutics, Inc.*	23,888	878
Athenex, Inc.*	24,734	462
Athersys, Inc.*	68,383	135
Audentes Therapeutics, Inc.*	18,812	719
AVEO Pharmaceuticals, Inc.*	59,786	135
Avid Bioservices, Inc.*	29,822	117
Bellicum Pharmaceuticals, Inc.*	23,424	173
BioCryst Pharmaceuticals, Inc.*	57,482	329
Biohaven Pharmaceutical Holding Co. Ltd.*	16,062	635
BioSpecifics Technologies Corp.*	3,189	143
BioTime, Inc.*	53,688	111
Blueprint Medicines Corp.*	24,198	1,536
Calithera Biosciences, Inc.*	18,214	91
Cambrex Corp.*	19,340	1,011
Cara Therapeutics, Inc.*	15,994	306
CASI Pharmaceuticals, Inc.*	29,323	241
Catalyst Biosciences, Inc.*	6,989	82
Catalyst Pharmaceuticals, Inc.*	56,733	177
Celcuity, Inc.*	3,426	85
Cellular Biomedicine Group, Inc.*	6,824	133
ChemoCentryx, Inc.*	12,546	165
Chimerix, Inc.*	25,305	120
ChromaDex Corp.*	22,697	84
Clearside Biomedical, Inc.*	16,442	176
Clovis Oncology, Inc.*	27,978	1,272
Cohbar, Inc.*	13,130	86
Coherus Biosciences, Inc.*	27,516	385
Collegium Pharmaceutical, Inc.*	17,247	411
Concert Pharmaceuticals, Inc.*	12,516	211
Corbus Pharmaceuticals Holdings, Inc.*	28,117	142
Corcept Therapeutics, Inc.*	57,396	902
Corium International, Inc.*	15,756	126
Corvus Pharmaceuticals, Inc.*	8,163	90
CTI BioPharma Corp.*	30,054	150
Cue Biopharma, Inc.*	10,399	123
Cymabay Therapeutics, Inc.*	34,631	465
Cytokinetics, Inc.*	27,048	225
CytomX Therapeutics, Inc.*	22,663	518
Deciphera Pharmaceuticals, Inc.*	4,471	176
Denali Therapeutics, Inc.*	10,006	153

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Biotechnology & Pharmaceuticals - 8.3% continued
Depomed, Inc.*	33,965	$227
Dermira, Inc.*	20,492	189
Dicerna Pharmaceuticals, Inc.*	26,100	320
Dova Pharmaceuticals, Inc.*	6,926	207
Durect Corp.*	92,186	144
Dynavax Technologies Corp.*	36,637	559
Eagle Pharmaceuticals, Inc.*	6,119	463
Editas Medicine, Inc.*	26,820	961
Eloxx Pharmaceuticals, Inc.*	12,637	216
Emergent BioSolutions, Inc.*	26,133	1,319
Enanta Pharmaceuticals, Inc.*	9,842	1,141
Endo International PLC*	131,677	1,242
Endocyte, Inc.*	38,191	527
Epizyme, Inc.*	30,747	417
Esperion Therapeutics, Inc.*	13,447	527
Evelo Biosciences, Inc.*	3,156	37
Fate Therapeutics, Inc.*	29,205	331
Fennec Pharmaceuticals, Inc.*	6,664	70
FibroGen, Inc.*	43,923	2,750
Five Prime Therapeutics, Inc.*	19,510	308
Flexion Therapeutics, Inc.*	19,835	513
Fortress Biotech, Inc.*	19,998	60
G1 Therapeutics, Inc.*	11,989	521
Geron Corp.*	93,559	321
Global Blood Therapeutics, Inc.*	29,357	1,327
GlycoMimetics, Inc.*	19,759	319
GTx, Inc.*	2,710	41
Halozyme Therapeutics, Inc.*	73,314	1,237
Helius Medical Technologies, Inc.*	9,599	91
Heron Therapeutics, Inc.*	37,486	1,456
Heska Corp.*	3,914	406
Homology Medicines, Inc.*	6,144	125
Horizon Pharma PLC*	97,158	1,609
Idera Pharmaceuticals, Inc.*	92,953	123
Immune Design Corp.*	18,504	84
ImmunoGen, Inc.*	75,301	733
Immunomedics, Inc.*	77,434	1,833
Innovate Biopharmaceuticals, Inc.*	10,873	256
Innoviva, Inc.*	40,506	559
Inovio Pharmaceuticals, Inc.*	48,388	190
Insmed, Inc.*	45,068	1,066
Insys Therapeutics, Inc.*	14,793	107
Intellia Therapeutics, Inc.*	19,525	534
Intercept Pharmaceuticals, Inc.*	12,872	1,080
Intersect ENT, Inc.*	17,405	652
Intra-Cellular Therapies, Inc.*	26,321	465
Intrexon Corp.*	40,837	569
Iovance Biotherapeutics, Inc.*	48,280	618
Ironwood Pharmaceuticals, Inc.*	81,401	1,556
Jounce Therapeutics, Inc.*	8,599	66
Kadmon Holdings, Inc.*	40,881	163
Kala Pharmaceuticals, Inc.*	6,708	92
Karyopharm Therapeutics, Inc.*	28,498	484
Keryx Biopharmaceuticals, Inc.*	55,603	209
Kindred Biosciences, Inc.*	15,773	168
Kura Oncology, Inc.*	14,608	266
La Jolla Pharmaceutical Co.*	12,605	368
Lannett Co., Inc.*	16,560	225
Lexicon Pharmaceuticals, Inc.*	25,170	302
Ligand Pharmaceuticals, Inc.*	12,290	2,546
Loxo Oncology, Inc.*	15,598	2,706
MacroGenics, Inc.*	23,037	476
Madrigal Pharmaceuticals, Inc.*	3,414	955
Mallinckrodt PLC*	48,360	902
MannKind Corp.*	82,369	157
Marinus Pharmaceuticals, Inc.*	21,405	151
Medicines (The) Co.*	40,595	1,490
MediciNova, Inc.*	22,313	178
Melinta Therapeutics, Inc.*	11,460	73
Menlo Therapeutics, Inc.*	3,614	29
Mersana Therapeutics, Inc.*	7,322	131
Minerva Neurosciences, Inc.*	18,016	149
Miragen Therapeutics, Inc.*	15,107	97
Mirati Therapeutics, Inc.*	10,641	525
Molecular Templates, Inc.*	5,336	28
Momenta Pharmaceuticals, Inc.*	45,087	922
Mustang Bio, Inc.*	9,827	68
MyoKardia, Inc.*	17,921	890
NantKwest, Inc.*	18,164	56
Natural Health Trends Corp.	4,315	108
Nature’s Sunshine Products, Inc.*	4,584	43
Neos Therapeutics, Inc.*	16,945	106
NewLink Genetics Corp.*	16,956	81
Novavax, Inc.*	224,046	300
Ocular Therapeutix, Inc.*	19,273	130
Odonate Therapeutics, Inc.*	3,727	82
Omeros Corp.*	26,741	485
Optinose, Inc.*	9,458	265

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Biotechnology & Pharmaceuticals - 8.3% continued
Organovo Holdings, Inc.*	59,600	$83
Ovid therapeutics, Inc.*	8,450	66
Pacira Pharmaceuticals, Inc.*	23,447	751
Palatin Technologies, Inc.*	115,330	112
Paratek Pharmaceuticals, Inc.*	18,546	189
PDL BioPharma, Inc.*	88,827	208
Pfenex, Inc.*	12,579	68
Pieris Pharmaceuticals, Inc.*	30,543	155
PolarityTE, Inc.*	5,102	120
Portola Pharmaceuticals, Inc.*	38,260	1,445
Prestige Brands Holdings, Inc.*	31,362	1,204
Progenics Pharmaceuticals, Inc.*	43,617	351
Proteostasis Therapeutics, Inc.*	14,822	41
Prothena Corp. PLC*	23,622	344
PTC Therapeutics, Inc.*	26,604	897
Puma Biotechnology, Inc.*	17,111	1,012
Ra Pharmaceuticals, Inc.*	8,512	85
Radius Health, Inc.*	23,782	701
Reata Pharmaceuticals, Inc., Class A*	9,348	327
Recro Pharma, Inc.*	11,157	56
REGENXBIO, Inc.*	16,795	1,205
resTORbio, Inc.*	3,581	33
Retrophin, Inc.*	23,493	640
Revance Therapeutics, Inc.*	19,289	529
Rhythm Pharmaceuticals, Inc.*	7,208	225
Rigel Pharmaceuticals, Inc.*	97,009	275
Rocket Pharmaceuticals, Inc.*	12,266	241
Sangamo Therapeutics, Inc.*	59,592	846
Savara, Inc.*	14,694	166
scPharmaceuticals, Inc.*	3,206	18
Selecta Biosciences, Inc.*	10,597	140
Senseonics Holdings, Inc.*	39,114	161
Seres Therapeutics, Inc.*	12,148	104
Sienna Biopharmaceuticals, Inc.*	9,268	141
SIGA Technologies, Inc.*	30,529	181
Solid Biosciences, Inc.*	5,482	195
Sorrento Therapeutics, Inc.*	51,085	368
Spark Therapeutics, Inc.*	18,480	1,529
Spectrum Pharmaceuticals, Inc.*	58,177	1,219
Spero Therapeutics, Inc.*	3,563	52
Spring Bank Pharmaceuticals, Inc.*	6,538	77
Stemline Therapeutics, Inc.*	16,248	261
Supernus Pharmaceuticals, Inc.*	28,771	1,722
Surface Oncology, Inc.*	4,277	70
Syndax Pharmaceuticals, Inc.*	8,734	61
Synergy Pharmaceuticals, Inc.*	147,071	256
Synlogic, Inc.*	9,066	89
Syros Pharmaceuticals, Inc.*	14,399	147
Teligent, Inc.*	24,303	84
Tetraphase Pharmaceuticals, Inc.*	30,245	108
TG Therapeutics, Inc.*	34,766	457
TherapeuticsMD, Inc.*	98,775	616
Theravance Biopharma, Inc.*	25,192	571
Tocagen, Inc.*	10,350	97
Tyme Technologies, Inc.*	24,714	78
Ultragenyx Pharmaceutical, Inc.*	27,625	2,124
UNITY Biotechnology, Inc.*	2,970	45
Unum Therapeutics, Inc.*	2,098	30
USANA Health Sciences, Inc.*	7,432	857
Vanda Pharmaceuticals, Inc.*	30,178	575
Verastem, Inc.*	31,066	214
Viking Therapeutics, Inc.*	25,587	243
Vital Therapies, Inc.*	17,901	123
Voyager Therapeutics, Inc.*	12,609	246
WaVe Life Sciences Ltd.*	10,356	396
Xencor, Inc.*	27,155	1,005
XOMA Corp.*	3,360	70
Zafgen, Inc.*	13,440	137
ZIOPHARM Oncology, Inc.*	75,504	228
Zogenix, Inc.*	20,764	918
Zomedica Pharmaceuticals Corp.*	23,287	52

		108,394

Chemicals - 2.3%
A. Schulman, Inc.	15,653	697
AdvanSix, Inc.*	18,052	661
AgroFresh Solutions, Inc.*	18,502	130
American Vanguard Corp.	16,868	387
Amyris, Inc.*	14,291	91
Balchem Corp.	18,832	1,848
Calyxt, Inc.*	3,262	61
Codexis, Inc.*	29,930	431
CSW Industrials, Inc.*	9,300	491
Ferro Corp.*	49,532	1,033
FutureFuel Corp.	14,852	208
GCP Applied Technologies, Inc.*	42,244	1,223
H.B. Fuller Co.	29,747	1,597
Hawkins, Inc.	5,692	201
Ingevity Corp.*	24,914	2,014

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Chemicals - 2.3% continued
Innophos Holdings, Inc.	11,464	$546
Innospec, Inc.	14,234	1,090
Intrepid Potash, Inc.*	56,377	231
KMG Chemicals, Inc.	8,639	637
Koppers Holdings, Inc.*	12,286	471
Kraton Corp.*	18,214	840
Kronos Worldwide, Inc.	13,185	297
Landec Corp.*	15,848	236
LSB Industries, Inc.*	12,436	66
Lydall, Inc.*	9,820	429
Marrone Bio Innovations, Inc.*	32,128	59
Materion Corp.	11,889	644
Minerals Technologies, Inc.	20,782	1,566
Nexeo Solutions, Inc.*	19,327	176
Oil-Dri Corp. of America	2,982	126
OMNOVA Solutions, Inc.*	25,528	265
PolyOne Corp.	46,917	2,028
PQ Group Holdings, Inc.*	21,487	387
Quaker Chemical Corp.	7,672	1,188
Rayonier Advanced Materials, Inc.	30,151	515
Sensient Technologies Corp.	24,902	1,782
Stepan Co.	11,905	929
Synalloy Corp.	4,856	97
Trecora Resources*	12,576	187
Trinseo S.A.	25,494	1,809
Tronox Ltd., Class A	55,020	1,083
Valhi, Inc.	14,238	68
WD-40 Co.	8,013	1,172

		29,997

Commercial Services - 2.7%
ABM Industries, Inc.	38,905	1,135
Acacia Research Corp.*	28,967	120
Alarm.com Holdings, Inc.*	18,105	731
AMN Healthcare Services, Inc.*	27,745	1,626
ASGN, Inc.*	29,814	2,331
Barrett Business Services, Inc.	4,196	405
BG Staffing, Inc.	4,150	96
Brady Corp., Class A	27,611	1,064
Brink’s (The) Co.	29,553	2,357
Care.com, Inc.*	11,458	239
CBIZ, Inc.*	30,456	701
Cimpress N.V.*	12,945	1,877
CorVel Corp.*	5,405	292
CRA International, Inc.	4,498	229
Cross Country Healthcare, Inc.*	20,550	231
Deluxe Corp.	28,075	1,859
Emerald Expositions Events, Inc.	14,553	300
Ennis, Inc.	14,972	305
Franklin Covey Co.*	5,977	147
FTI Consulting, Inc.*	22,060	1,334
GP Strategies Corp.*	7,181	126
Hackett Group (The), Inc.	13,699	220
Healthcare Services Group, Inc.	43,553	1,881
Heidrick & Struggles International, Inc.	10,979	384
Hill International, Inc.*	28,887	170
HMS Holdings Corp.*	48,701	1,053
Huron Consulting Group, Inc.*	12,852	526
Information Services Group, Inc.*	18,151	74
Insperity, Inc.	22,520	2,145
Kelly Services, Inc., Class A	18,459	414
Kforce, Inc.	13,556	465
Korn/Ferry International	33,189	2,055
LSC Communications, Inc.	19,899	312
National Research Corp.	6,496	243
Navigant Consulting, Inc.*	26,674	591
PRGX Global, Inc.*	12,178	118
Quad/Graphics, Inc.	19,307	402
R.R. Donnelley & Sons Co.	40,538	234
Resources Connection, Inc.	17,868	302
Sotheby’s*	21,999	1,195
SP Plus Corp.*	13,326	496
TriNet Group, Inc.*	25,626	1,434
TrueBlue, Inc.*	24,087	649
UniFirst Corp.	8,969	1,587
Vectrus, Inc.*	6,612	204
Viad Corp.	11,998	651
Willdan Group, Inc.*	4,487	139

		35,449

Construction Materials - 0.9%
Advanced Drainage Systems, Inc.	26,112	745
Apogee Enterprises, Inc.	16,287	785
Boise Cascade Co.	22,858	1,022
Continental Building Products, Inc.*	21,969	693
Forterra, Inc.*	11,076	108
Louisiana-Pacific Corp.	85,845	2,337
Patrick Industries, Inc.*	13,892	790
Summit Materials, Inc., Class A*	65,916	1,730
Trex Co., Inc.*	34,749	2,175

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Construction Materials - 0.9% continued
United States Lime & Minerals, Inc.	1,129	$95
Universal Forest Products, Inc.	35,267	1,291
US Concrete, Inc.*	9,469	497

		12,268

Consumer Products - 1.9%
22nd Century Group, Inc.*	68,334	168
Alico, Inc.	1,749	55
Alliance One International, Inc.*	4,930	78
B&G Foods, Inc.	38,637	1,155
Boston Beer (The) Co., Inc., Class A*	4,934	1,479
Cadiz, Inc.*	12,400	162
Cal-Maine Foods, Inc.*	18,335	841
Celsius Holdings, Inc.*	13,458	62
Central Garden & Pet Co.*	6,058	263
Central Garden & Pet Co., Class A*	20,958	848
Clearwater Paper Corp.*	9,394	217
Coca-Cola Bottling Co. Consolidated	2,736	370
Craft Brew Alliance, Inc.*	7,384	152
Darling Ingredients, Inc.*	96,316	1,915
Dean Foods Co.	54,444	572
Edgewell Personal Care Co.*	31,688	1,599
elf Beauty, Inc.*	13,091	199
Farmer Brothers Co.*	5,922	181
Fresh Del Monte Produce, Inc.	17,887	797
Helen of Troy Ltd.*	15,740	1,550
Hostess Brands, Inc.*	58,034	789
HRG Group, Inc.*	73,085	957
Inter Parfums, Inc.	10,370	555
J&J Snack Foods Corp.	8,839	1,348
John B. Sanfilippo & Son, Inc.	4,991	372
Lancaster Colony Corp.	11,111	1,538
Limoneira Co.	6,974	172
MGP Ingredients, Inc.	7,770	690
National Beverage Corp.*	6,970	745
Phibro Animal Health Corp., Class A	11,727	540
Primo Water Corp.*	15,969	279
Revlon, Inc., Class A*	4,792	84
Sanderson Farms, Inc.	11,999	1,262
Seneca Foods Corp., Class A*	3,992	108
Simply Good Foods (The) Co.*	35,472	512
Tejon Ranch Co.*	12,300	299
Tootsie Roll Industries, Inc.	9,577	295
Turning Point Brands, Inc.	4,645	148
Universal Corp.	14,626	966
Vector Group Ltd.	57,262	1,093

		25,415

Consumer Services - 1.0%
Aaron’s, Inc.	41,377	1,798
Adtalem Global Education, Inc.*	35,172	1,692
American Public Education, Inc.*	9,492	400
Cambium Learning Group, Inc.*	8,521	95
Capella Education Co.	6,866	678
Career Education Corp.*	40,040	647
Carriage Services, Inc.	8,947	220
K12, Inc.*	22,283	365
Laureate Education, Inc., Class A*	29,618	424
Matthews International Corp., Class A	18,351	1,079
Medifast, Inc.	6,865	1,099
Nutrisystem, Inc.	17,263	665
Regis Corp.*	20,525	339
Rent-A-Center, Inc.*	26,091	384
Strayer Education, Inc.	6,334	716
Weight Watchers International, Inc.*	22,647	2,289

		12,890

Containers & Packaging - 0.3%
Greif, Inc., Class A	15,137	801
Greif, Inc., Class B	3,336	192
KapStone Paper and Packaging Corp.	51,608	1,780
Multi-Color Corp.	8,190	529
Myers Industries, Inc.	17,964	345
Tredegar Corp.	15,215	358
UFP Technologies, Inc.*	3,750	116

		4,121

Design, Manufacturing & Distribution - 0.6%
Benchmark Electronics, Inc.	28,286	825
CTS Corp.	19,253	693
Fabrinet*	21,103	779
Plexus Corp.*	19,104	1,138
Sanmina Corp.*	39,836	1,167
Sparton Corp.*	5,498	104
SYNNEX Corp.	17,857	1,723
Tech Data Corp.*	22,472	1,845

		8,274

Distributors - Consumer Staples - 0.4%
Andersons (The), Inc.	16,026	548
Calavo Growers, Inc.	9,285	893

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Distributors - Consumer Staples - 0.4% continued
Castle Brands, Inc.*	51,719	$62
Chefs’ Warehouse (The), Inc.*	12,778	364
Core-Mark Holding Co., Inc.	26,562	603
Performance Food Group Co.*	59,847	2,196
United Natural Foods, Inc.*	29,616	1,263

		5,929

Distributors - Discretionary - 0.3%
ePlus, Inc.*	8,000	753
Essendant, Inc.	22,193	293
G-III Apparel Group Ltd.*	25,540	1,134
Insight Enterprises, Inc.*	20,731	1,014
PC Connection, Inc.	6,864	228
ScanSource, Inc.*	14,828	598
Veritiv Corp.*	6,832	272

		4,292

Electrical Equipment - 1.3%
AAON, Inc.	24,272	807
Allied Motion Technologies, Inc.	4,026	193
Argan, Inc.	8,401	344
Babcock & Wilcox Enterprises, Inc.*	18,891	45
Badger Meter, Inc.	16,798	751
Bel Fuse, Inc., Class B	5,500	115
Belden, Inc.	23,759	1,452
Chase Corp.	4,287	503
CompX International, Inc.	850	11
Cree, Inc.*	59,169	2,460
Energous Corp.*	13,693	203
ESCO Technologies, Inc.	14,953	863
FARO Technologies, Inc.*	9,930	540
Generac Holdings, Inc.*	35,625	1,843
IntriCon Corp.*	3,588	145
Iteris, Inc.*	14,032	68
Itron, Inc.*	19,828	1,191
Kimball Electronics, Inc.*	15,270	279
Mesa Laboratories, Inc.	1,914	404
Napco Security Technologies, Inc.*	7,109	104
NL Industries, Inc.*	4,217	37
nLight, Inc.*	4,100	135
Novanta, Inc.*	19,252	1,199
OSI Systems, Inc.*	9,778	756
Powell Industries, Inc.	5,081	177
Preformed Line Products Co.	1,821	162
ShotSpotter, Inc.*	4,255	161
SPX Corp.*	25,290	886
Stoneridge, Inc.*	16,288	572
Watts Water Technologies, Inc., Class A	16,303	1,278

		17,684

Engineering & Construction Services - 1.4%
Comfort Systems USA, Inc.	21,536	986
Dycom Industries, Inc.*	17,750	1,677
EMCOR Group, Inc.	34,210	2,606
Exponent, Inc.	30,307	1,464
Granite Construction, Inc.	25,836	1,438
Great Lakes Dredge & Dock Corp.*	34,367	180
IES Holdings, Inc.*	4,970	83
Infrastructure and Energy Alternatives, Inc.*	10,171	95
Installed Building Products, Inc.*	12,921	731
KBR, Inc.	82,883	1,485
Kratos Defense & Security Solutions, Inc.*	51,769	596
MasTec, Inc.*	38,180	1,938
Mistras Group, Inc.*	10,179	192
MYR Group, Inc.*	9,633	342
NV5 Global, Inc.*	4,945	343
Orion Group Holdings, Inc.*	15,679	129
Primoris Services Corp.	24,568	669
Sterling Construction Co., Inc.*	15,369	200
Team, Inc.*	17,132	396
TopBuild Corp.*	20,848	1,633
Tutor Perini Corp.*	21,827	403
VSE Corp.	4,978	238

		17,824

Forest & Paper Products - 0.2%
Neenah, Inc.	9,811	833
P.H. Glatfelter Co.	25,171	493
Schweitzer-Mauduit International, Inc.	18,119	792
Verso Corp., Class A*	20,075	437

		2,555

Gaming, Lodging & Restaurants - 2.7%
Belmond Ltd., Class A*	52,106	581
Biglari Holdings, Inc., Class A*	58	55
Biglari Holdings, Inc., Class B*	582	107
BJ’s Restaurants, Inc.	12,020	721
Bloomin’ Brands, Inc.	49,228	989
Bluegreen Vacations Corp.	4,191	100

EQUITY INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Gaming, Lodging & Restaurants - 2.7% continued
Bojangles’, Inc.*	10,350	$149
Boyd Gaming Corp.	48,380	1,677
Brinker International, Inc.	25,791	1,228
Cannae Holdings, Inc.*	39,888	740
Carrols Restaurant Group, Inc.*	20,398	303
Century Casinos, Inc.*	15,542	136
Cheesecake Factory (The), Inc.	25,111	1,383
Churchill Downs, Inc.	6,918	2,051
Chuy’s Holdings, Inc.*	9,624	295
Cracker Barrel Old Country Store, Inc.	11,309	1,767
Dave & Buster’s Entertainment, Inc.*	23,307	1,109
Del Frisco’s Restaurant Group, Inc.*	12,314	155
Del Taco Restaurants, Inc.*	18,772	266
Denny’s Corp.*	36,431	580
Dine Brands Global, Inc.	9,793	733
El Pollo Loco Holdings, Inc.*	13,247	151
Eldorado Resorts, Inc.*	38,688	1,513
Empire Resorts, Inc.*	2,004	40
Fiesta Restaurant Group, Inc.*	13,960	401
Golden Entertainment, Inc.*	10,690	289
Habit Restaurants (The), Inc., Class A*	12,043	120
ILG, Inc.	62,093	2,051
J. Alexander’s Holdings, Inc.*	7,567	84
Jack in the Box, Inc.	17,309	1,473
Lindblad Expeditions Holdings, Inc.*	12,043	160
Marriott Vacations Worldwide Corp.	12,611	1,425
Monarch Casino & Resort, Inc.*	6,636	292
Nathan’s Famous, Inc.	1,635	154
Noodles & Co.*	6,779	83
Papa John’s International, Inc.	13,286	674
Penn National Gaming, Inc.*	50,273	1,689
Pinnacle Entertainment, Inc.*	30,784	1,038
Potbelly Corp.*	12,957	168
Red Lion Hotels Corp.*	9,707	113
Red Robin Gourmet Burgers, Inc.*	7,708	359
Red Rock Resorts, Inc., Class A	40,835	1,368
Ruth’s Hospitality Group, Inc.	17,202	483
Scientific Games Corp.*	32,299	1,587
Shake Shack, Inc., Class A*	14,489	959
Sonic Corp.	21,020	723
Texas Roadhouse, Inc.	39,841	2,610
Wingstop, Inc.	17,216	897
Zoe’s Kitchen, Inc.*	11,323	111

		36,140

Hardware - 2.8%
3D Systems Corp.*	64,591	892
A10 Networks, Inc.*	29,159	182
Acacia Communications, Inc.*	16,076	560
ADTRAN, Inc.	28,286	420
Aerohive Networks, Inc.*	18,781	75
Applied Optoelectronics, Inc.*	10,980	493
AVX Corp.	27,658	433
CalAmp Corp.*	20,805	487
Casa Systems, Inc.*	8,519	139
Ciena Corp.*	84,185	2,232
Clearfield, Inc.*	6,658	74
Comtech Telecommunications Corp.	13,499	430
Control4 Corp.*	15,313	372
Cray, Inc.*	23,920	588
Daktronics, Inc.	20,609	175
DASAN Zhone Solutions, Inc.*	3,466	34
Diebold Nixdorf, Inc.	45,141	539
Digimarc Corp.*	6,598	177
Eastman Kodak Co.*	10,088	38
Electronics For Imaging, Inc.*	26,320	857
Extreme Networks, Inc.*	67,448	537
Finisar Corp.*	67,500	1,215
Fitbit, Inc., Class A*	121,550	794
GoPro, Inc., Class A*	66,432	428
Harmonic, Inc.*	49,576	211
Infinera Corp.*	87,634	870
InterDigital, Inc.	20,320	1,644
Knowles Corp.*	51,250	784
Kopin Corp.*	36,463	104
KVH Industries, Inc.*	9,933	133
Lumentum Holdings, Inc.*	36,841	2,133
Maxar Technologies Ltd.	33,281	1,681
Mercury Systems, Inc.*	27,687	1,054
Methode Electronics, Inc.	21,194	854
NETGEAR, Inc.*	18,432	1,152
NetScout Systems, Inc.*	49,469	1,469
PAR Technology Corp.*	6,704	119
Pitney Bowes, Inc.	110,640	948
Plantronics, Inc.	19,471	1,485
PlayAGS, Inc.*	9,411	255
Quantenna Communications, Inc.*	19,529	304
Roku, Inc.*	25,469	1,086
Stratasys Ltd.*	29,818	571
Super Micro Computer, Inc.*	22,838	540

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Hardware - 2.8% continued
TTM Technologies, Inc.*	55,151	$972
Turtle Beach Corp.*	4,622	94
Universal Electronics, Inc.*	8,169	270
VeriFone Systems, Inc.*	64,588	1,474
ViaSat, Inc.*	32,154	2,113
Viavi Solutions, Inc.*	133,504	1,367
Vicor Corp.*	10,222	445
Vishay Precision Group, Inc.*	6,047	231
Vocera Communications, Inc.*	17,290	517
Vuzix Corp.*	13,884	103
ZAGG, Inc.*	15,618	270

		37,424

Health Care Facilities & Services - 2.0%
AAC Holdings, Inc.*	7,770	73
Addus HomeCare Corp.*	4,445	255
Amedisys, Inc.*	16,813	1,437
American Renal Associates Holdings, Inc.*	7,715	122
Apollo Medical Holdings, Inc.*	14,570	377
BioScrip, Inc.*	74,495	218
Brookdale Senior Living, Inc.*	109,892	999
Capital Senior Living Corp.*	14,594	156
Civitas Solutions, Inc.*	9,173	150
Community Health Systems, Inc.*	50,431	167
Diplomat Pharmacy, Inc.*	33,362	853
Ensign Group (The), Inc.	28,969	1,038
Enzo Biochem, Inc.*	24,561	128
Evolus, Inc.*	3,117	87
Genesis Healthcare, Inc.*	32,951	75
HealthEquity, Inc.*	31,819	2,390
Independence Holding Co.	2,739	91
Invitae Corp.*	37,544	276
Kindred Healthcare, Inc.*	52,186	470
LHC Group, Inc.*	18,156	1,554
LifePoint Health, Inc.*	20,885	1,019
Magellan Health, Inc.*	14,466	1,388
Medpace Holdings, Inc.*	7,009	301
Natera, Inc.*	17,319	326
National HealthCare Corp.	7,138	502
NeoGenomics, Inc.*	32,723	429
Owens & Minor, Inc.	35,915	600
Patterson Cos., Inc.	48,200	1,093
Providence Service (The) Corp.*	6,570	516
Quorum Health Corp.*	16,801	84
RadNet, Inc.*	23,311	350
Select Medical Holdings Corp.*	63,731	1,157
Surgery Partners, Inc.*	10,567	157
Syneos Health, Inc.*	32,884	1,542
Teladoc, Inc.*	36,455	2,116
Tenet Healthcare Corp.*	49,186	1,651
Tivity Health, Inc.*	23,506	827
Triple-S Management Corp., Class B*	13,029	509
U.S. Physical Therapy, Inc.	7,331	704

		26,187

Home & Office Products - 1.8%
ACCO Brands Corp.	62,447	865
American Woodmark Corp.*	8,305	760
Armstrong Flooring, Inc.*	12,456	175
AV Homes, Inc.*	6,871	147
Beazer Homes USA, Inc.*	18,207	269
Caesarstone Ltd.	13,022	197
Cavco Industries, Inc.*	5,031	1,045
Century Communities, Inc.*	15,158	478
Flexsteel Industries, Inc.	4,337	173
Green Brick Partners, Inc.*	15,096	148
Griffon Corp.	16,947	302
Hamilton Beach Brands Holding Co., Class A	3,799	110
Herman Miller, Inc.	34,973	1,186
HNI Corp.	25,543	950
Hooker Furniture Corp.	6,680	313
Hovnanian Enterprises, Inc., Class A*	70,883	116
Interface, Inc.	34,596	794
iRobot Corp.*	15,916	1,206
JELD-WEN Holding, Inc.*	41,232	1,179
KB Home	50,515	1,376
Kimball International, Inc., Class B	21,152	342
Knoll, Inc.	28,690	597
LGI Homes, Inc.*	10,878	628
Lifetime Brands, Inc.	6,987	88
M/I Homes, Inc.*	16,318	432
Masonite International Corp.*	16,135	1,159
MDC Holdings, Inc.	26,725	822
Meritage Homes Corp.*	22,801	1,002
New Home (The) Co., Inc.*	7,058	70
PGT Innovations, Inc.*	28,754	600
PICO Holdings, Inc.*	11,622	135
Purple Innovation, Inc.*	2,629	22

EQUITY INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Home & Office Products - 1.8% continued
Quanex Building Products Corp.	20,719	$372
Skyline Champion Corp.	4,048	142
St. Joe (The) Co.*	21,717	390
Steelcase, Inc., Class A	49,911	674
Taylor Morrison Home Corp., Class A*	65,979	1,371
TRI Pointe Group, Inc.*	89,012	1,456
Tupperware Brands Corp.	30,176	1,245
William Lyon Homes, Class A*	18,804	436

		23,772

Industrial Services - 0.8%
Anixter International, Inc.*	17,324	1,097
Applied Industrial Technologies, Inc.	22,434	1,574
CAI International, Inc.*	10,757	250
DXP Enterprises, Inc.*	9,208	352
EnviroStar, Inc.	2,092	84
H&E Equipment Services, Inc.	18,711	704
Herc Holdings, Inc.*	14,087	794
Kaman Corp.	16,236	1,131
McGrath RentCorp	14,169	896
SiteOne Landscape Supply, Inc.*	23,475	1,971
Systemax, Inc.	7,192	247
Textainer Group Holdings Ltd.*	15,659	249
Titan Machinery, Inc.*	10,641	165
Triton International Ltd.	30,747	943
Wesco Aircraft Holdings, Inc.*	32,480	365

		10,822

Institutional Financial Services - 0.4%
Cowen, Inc.*	16,458	228
GAIN Capital Holdings, Inc.	16,060	121
Greenhill & Co., Inc.	12,665	360
Houlihan Lokey, Inc.	17,485	896
INTL. FCStone, Inc.*	9,144	473
Investment Technology Group, Inc.	19,433	406
Moelis & Co., Class A	22,930	1,345
Piper Jaffray Cos.	8,626	663
PJT Partners, Inc., Class A	11,696	624

		5,116

Insurance - 2.7%
Ambac Financial Group, Inc.*	26,611	528
American Equity Investment Life Holding Co.	52,632	1,895
AMERISAFE, Inc.	11,114	642
AmTrust Financial Services, Inc.	65,036	948
Argo Group International Holdings Ltd.	19,032	1,107
Baldwin & Lyons, Inc., Class B	5,320	130
Citizens, Inc.*	29,253	228
CNO Financial Group, Inc.	98,148	1,869
Crawford & Co., Class B	6,958	60
Donegal Group, Inc., Class A	4,957	67
eHealth, Inc.*	11,029	244
EMC Insurance Group, Inc.	5,575	155
Employers Holdings, Inc.	18,934	761
Enstar Group Ltd.*	7,070	1,466
FBL Financial Group, Inc., Class A	5,833	459
FedNat Holding Co.	6,642	153
FGL Holdings*	83,114	697
Genworth Financial, Inc., Class A*	296,226	1,333
Global Indemnity Ltd.	5,108	199
Goosehead Insurance, Inc., Class A*	5,733	143
Greenlight Capital Re Ltd., Class A*	17,627	250
Hallmark Financial Services, Inc.*	8,430	84
HCI Group, Inc.	4,309	179
Health Insurance Innovations, Inc., Class A*	6,662	216
Heritage Insurance Holdings, Inc.	11,582	193
Horace Mann Educators Corp.	24,170	1,078
Infinity Property & Casualty Corp.	6,286	895
James River Group Holdings Ltd.	15,243	599
Kemper Corp.	23,424	1,772
Kingstone Cos., Inc.	5,412	91
Kinsale Capital Group, Inc.	11,472	629
Maiden Holdings Ltd.	40,377	313
MBIA, Inc.*	51,947	470
National General Holdings Corp.	36,196	953
National Western Life Group, Inc., Class A	1,353	416
Navigators Group (The), Inc.	12,269	699
NI Holdings, Inc.*	6,141	104
NMI Holdings, Inc., Class A*	36,586	596
Primerica, Inc.	25,699	2,560
ProAssurance Corp.	31,174	1,105
Radian Group, Inc.	126,980	2,060
RLI Corp.	23,023	1,524
Safety Insurance Group, Inc.	8,528	728
Selective Insurance Group, Inc.	34,091	1,875
State Auto Financial Corp.	9,806	293
Third Point Reinsurance Ltd.*	47,351	592

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Insurance - 2.7% continued
Tiptree, Inc.	16,489	$112
Trupanion, Inc.*	14,095	544
United Fire Group, Inc.	12,351	673
United Insurance Holdings Corp.	11,916	233
Universal Insurance Holdings, Inc.	18,593	653
WMIH Corp.*	118,424	159

		35,732

Iron & Steel - 0.8%
AK Steel Holding Corp.*	183,455	796
Allegheny Technologies, Inc.*	73,753	1,853
Carpenter Technology Corp.	27,392	1,440
Cleveland-Cliffs, Inc.*	174,958	1,475
Commercial Metals Co.	68,396	1,444
Haynes International, Inc.	7,337	270
Northwest Pipe Co.*	5,696	110
Olympic Steel, Inc.	5,248	107
Ryerson Holding Corp.*	9,475	106
Schnitzer Steel Industries, Inc., Class A	15,213	513
Shiloh Industries, Inc.*	8,185	71
SunCoke Energy, Inc.*	38,685	518
TimkenSteel Corp.*	23,933	391
Universal Stainless & Alloy Products, Inc.*	4,121	98
Warrior Met Coal, Inc.	21,090	581
Worthington Industries, Inc.	25,328	1,063

		10,836

Leisure Products - 0.6%
Acushnet Holdings Corp.	20,289	496
Callaway Golf Co.	55,132	1,046
Camping World Holdings, Inc., Class A	19,081	477
Clarus Corp.*	12,426	103
Escalade, Inc.	5,952	84
Fox Factory Holding Corp.*	21,194	987
Funko, Inc., Class A*	6,108	77
Johnson Outdoors, Inc., Class A	2,947	249
LCI Industries	14,359	1,294
Malibu Boats, Inc., Class A*	12,185	511
Marine Products Corp.	4,724	84
MCBC Holdings, Inc.*	11,093	321
Nautilus, Inc.*	17,344	272
Vista Outdoor, Inc.*	33,209	514
Winnebago Industries, Inc.	18,331	744

		7,259

Machinery - 2.1%
Actuant Corp., Class A	35,814	1,051
Alamo Group, Inc.	5,691	514
Altra Industrial Motion Corp.	16,997	733
Astec Industries, Inc.	13,455	805
Briggs & Stratton Corp.	24,304	428
Cactus, Inc., Class A*	15,664	529
CIRCOR International, Inc.	9,602	355
Columbus McKinnon Corp.	12,873	558
Douglas Dynamics, Inc.	13,052	627
Federal Signal Corp.	34,895	813
Franklin Electric Co., Inc.	27,243	1,229
Gencor Industries, Inc.*	5,508	89
Gorman-Rupp (The) Co.	10,373	363
Graham Corp.	5,545	143
Hillenbrand, Inc.	36,868	1,738
Hurco Cos., Inc.	3,679	165
Hyster-Yale Materials Handling, Inc.	6,013	386
Ichor Holdings Ltd.*	14,894	316
John Bean Technologies Corp.	18,395	1,635
Kadant, Inc.	6,474	622
Kennametal, Inc.	47,864	1,718
Lindsay Corp.	6,301	611
Manitex International, Inc.*	8,559	107
Manitowoc (The) Co., Inc.*	20,762	537
Milacron Holdings Corp.*	40,748	771
MSA Safety, Inc.	20,045	1,931
MTS Systems Corp.	10,439	550
Mueller Water Products, Inc., Class A	90,867	1,065
NN, Inc.	16,534	313
Raven Industries, Inc.	21,036	809
Rexnord Corp.*	61,390	1,784
SPX FLOW, Inc.*	24,761	1,084
Standex International Corp.	7,473	764
Sun Hydraulics Corp.	16,794	809
Tennant Co.	10,489	829
Titan International, Inc.	30,135	323
Twin Disc, Inc.*	5,090	126

		27,230

Manufactured Goods - 1.3%
Aegion Corp.*	18,817	485
Atkore International Group, Inc.*	23,199	482
AZZ, Inc.	15,108	656
Barnes Group, Inc.	28,834	1,698
Chart Industries, Inc.*	18,097	1,116

EQUITY INDEX FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Manufactured Goods - 1.3% continued
DMC Global, Inc.	8,550	$384
Eastern (The) Co.	3,328	93
EnPro Industries, Inc.	12,200	853
Gibraltar Industries, Inc.*	18,792	705
Global Brass & Copper Holdings, Inc.	12,878	404
Insteel Industries, Inc.	10,873	363
Lawson Products, Inc.*	3,618	88
LB Foster Co., Class A*	5,758	132
Mueller Industries, Inc.	33,539	990
NCI Building Systems, Inc.*	24,713	519
Omega Flex, Inc.	1,702	135
Park-Ohio Holdings Corp.	5,280	197
Proto Labs, Inc.*	15,923	1,894
RBC Bearings, Inc.*	13,859	1,785
Rogers Corp.*	10,790	1,203
Simpson Manufacturing Co., Inc.	24,365	1,515
TriMas Corp.*	26,924	792

		16,489

Media - 3.1%
Beasley Broadcast Group, Inc., Class A	2,874	32
Blucora, Inc.*	27,570	1,020
Boingo Wireless, Inc.*	23,835	538
Cardlytics, Inc.*	3,621	79
Cargurus, Inc.*	28,894	1,004
Cars.com, Inc.*	42,600	1,209
Carvana Co.*	16,748	697
Central European Media Enterprises Ltd., Class A*	52,606	218
Clear Channel Outdoor Holdings, Inc., Class A	20,905	90
Daily Journal Corp.*	644	148
Entercom Communications Corp., Class A	75,888	573
Entravision Communications Corp., Class A	38,819	194
Eros International PLC*	18,565	241
EW Scripps (The) Co., Class A	26,799	359
Gannett Co., Inc.	67,101	718
Gray Television, Inc.*	46,931	742
Groupon, Inc.*	259,059	1,114
HealthStream, Inc.	15,006	410
Hemisphere Media Group, Inc.*	10,632	139
Houghton Mifflin Harcourt Co.*	60,152	460
IMAX Corp.*	32,420	718
Leaf Group Ltd.*	9,628	105
Liberty Expedia Holdings, Inc., Class A*	31,979	1,405
Liberty Media Corp.-Liberty Braves, Class A*	6,043	155
Liberty Media Corp.-Liberty Braves, Class C*	20,923	541
Liberty TripAdvisor Holdings, Inc., Class A*	42,666	687
LiveXLive Media, Inc.*	2,777	16
MDC Partners, Inc., Class A*	33,196	153
Meet Group (The), Inc.*	39,859	179
Meredith Corp.	23,269	1,187
MSG Networks, Inc., Class A*	34,830	834
National CineMedia, Inc.	45,365	381
New Media Investment Group, Inc.	35,009	647
New York Times (The) Co., Class A	77,179	1,999
Nexstar Media Group, Inc., Class A	26,303	1,931
Pandora Media, Inc.*	150,528	1,186
QuinStreet, Inc.*	21,776	277
Quotient Technology, Inc.*	46,859	614
Saga Communications, Inc., Class A	2,409	93
Scholastic Corp.	16,526	732
Shutterfly, Inc.*	19,398	1,746
Shutterstock, Inc.*	11,054	525
Sinclair Broadcast Group, Inc., Class A	42,353	1,362
Stamps.com, Inc.*	10,200	2,581
TechTarget, Inc.*	11,701	332
TEGNA, Inc.	127,362	1,382
Telaria, Inc.*	25,837	104
Trade Desk (The), Inc., Class A*	18,517	1,737
Travelzoo*	2,829	48
tronc, Inc.*	10,129	175
TrueCar, Inc.*	53,761	542
Tucows, Inc., Class A*	5,596	339
Web.com Group, Inc.*	23,731	613
WideOpenWest, Inc.*	17,968	174
World Wrestling Entertainment, Inc., Class A	24,798	1,806
XO Group, Inc.*	14,219	455
Yelp, Inc.*	47,659	1,867
Yext, Inc.*	47,708	923

		40,536

NORTHERN FUNDS QUARTERLY REPORT    15    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Medical Equipment & Devices - 4.0%
Abaxis, Inc.	12,951	$1,075
Accelerate Diagnostics, Inc.*	15,096	337
Accuray, Inc.*	50,449	207
AngioDynamics, Inc.*	21,080	469
AtriCure, Inc.*	19,702	533
Atrion Corp.	837	502
AxoGen, Inc.*	19,580	984
BioTelemetry, Inc.*	19,081	859
Cardiovascular Systems, Inc.*	19,079	617
CareDx, Inc.*	18,996	233
Cerus Corp.*	76,067	507
CONMED Corp.	14,802	1,084
CryoLife, Inc.*	20,893	582
Cutera, Inc.*	8,000	322
CytoSorbents Corp.*	16,690	190
Endologix, Inc.*	48,117	272
Fluidigm Corp.*	15,487	92
FONAR Corp.*	3,640	97
Foundation Medicine, Inc.*	8,975	1,227
GenMark Diagnostics, Inc.*	31,522	201
Genomic Health, Inc.*	12,153	613
Glaukos Corp.*	19,396	788
Globus Medical, Inc., Class A*	42,085	2,124
Haemonetics Corp.*	31,558	2,830
Halyard Health, Inc.*	27,527	1,576
Harvard Bioscience, Inc.*	20,691	111
Inogen, Inc.*	10,359	1,930
Inspire Medical Systems, Inc.*	4,610	164
Integer Holdings Corp.*	18,331	1,185
Invacare Corp.	19,674	366
iRadimed Corp.*	2,061	43
iRhythm Technologies, Inc.*	13,959	1,133
K2M Group Holdings, Inc.*	24,112	543
Lantheus Holdings, Inc.*	21,829	318
LeMaitre Vascular, Inc.	9,263	310
LivaNova PLC*	28,604	2,855
Luminex Corp.	24,370	720
Meridian Bioscience, Inc.	24,021	382
Merit Medical Systems, Inc.*	28,836	1,476
MiMedx Group, Inc.*	60,299	385
Myriad Genetics, Inc.*	38,542	1,440
NanoString Technologies, Inc.*	12,811	175
Natus Medical, Inc.*	18,934	653
Neogen Corp.*	29,527	2,368
Nevro Corp.*	17,100	1,365
Novocure Ltd.*	42,212	1,321
NuVasive, Inc.*	30,206	1,574
Nuvectra Corp.*	8,180	168
NxStage Medical, Inc.*	38,600	1,077
Nymox Pharmaceutical Corp.*	16,936	57
OPKO Health, Inc.*	189,014	888
OraSure Technologies, Inc.*	35,358	582
Orthofix International N.V.*	10,328	587
OrthoPediatrics Corp.*	4,079	109
Oxford Immunotec Global PLC*	15,088	194
Pacific Biosciences of California, Inc.*	71,664	254
Pulse Biosciences, Inc.*	6,399	97
Quanterix Corp.*	2,695	39
Quidel Corp.*	19,263	1,281
Repligen Corp.*	22,967	1,080
Rockwell Medical, Inc.*	28,060	138
RTI Surgical, Inc.*	34,582	159
SeaSpine Holdings Corp.*	6,837	86
Sientra, Inc.*	13,643	266
STAAR Surgical Co.*	24,458	758
Surmodics, Inc.*	7,627	421
T2 Biosystems, Inc.*	15,034	116
Tactile Systems Technology, Inc.*	10,183	530
Tandem Diabetes Care, Inc.*	26,216	577
TransEnterix, Inc.*	91,649	400
Utah Medical Products, Inc.	2,078	229
Varex Imaging Corp.*	22,416	831
Veracyte, Inc.*	14,012	131
Vericel Corp.*	21,682	210
ViewRay, Inc.*	29,126	202
Wright Medical Group N.V.*	62,314	1,618

		52,223

Metals & Mining - 0.7%
Century Aluminum Co.*	28,937	456
Coeur Mining, Inc.*	109,805	834
Compass Minerals International, Inc.	20,016	1,316
Covia Holdings Corp.*	18,027	335
Encore Wire Corp.	12,053	572
Energy Fuels, Inc.*	43,181	98
Ferroglobe Representation & Warranty Insurance Trust* (1)	38,340	—
Gold Resource Corp.	31,556	208
Harsco Corp.*	47,403	1,048

EQUITY INDEX FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Metals & Mining - 0.7% continued
Hecla Mining Co.	233,483	$812
Kaiser Aluminum Corp.	9,584	998
Klondex Mines Ltd.*	79,142	183
Smart Sand, Inc.*	13,022	69
Tahoe Resources, Inc.	182,449	898
Uranium Energy Corp.*	91,792	148
US Silica Holdings, Inc.	45,950	1,180

		9,155

Oil, Gas & Coal - 4.5%
Abraxas Petroleum Corp.*	95,720	277
Adams Resources & Energy, Inc.	1,163	50
Alta Mesa Resources, Inc.*	56,399	384
Approach Resources, Inc.*	25,712	63
Arch Coal, Inc., Class A	11,271	884
Archrock, Inc.	74,674	896
Basic Energy Services, Inc.*	11,658	130
Bonanza Creek Energy, Inc.*	11,081	420
Bristow Group, Inc.*	19,147	270
C&J Energy Services, Inc.*	37,855	893
California Resources Corp.*	26,557	1,207
Callon Petroleum Co.*	132,065	1,418
CARBO Ceramics, Inc.*	11,683	107
Carrizo Oil & Gas, Inc.*	46,025	1,282
Clean Energy Fuels Corp.*	81,591	301
Cloud Peak Energy, Inc.*	44,100	154
CONSOL Energy, Inc.*	16,507	633
CVR Energy, Inc.	9,238	342
Dawson Geophysical Co.*	12,390	98
Delek U.S. Holdings, Inc.	49,102	2,463
Denbury Resources, Inc.*	258,408	1,243
Diamond Offshore Drilling, Inc.*	38,418	801
Dril-Quip, Inc.*	22,339	1,148
Earthstone Energy, Inc., Class A*	11,650	103
Eclipse Resources Corp.*	52,101	83
Energy XXI Gulf Coast, Inc.*	19,626	173
EP Energy Corp., Class A*	22,531	68
Era Group, Inc.*	12,313	159
Evolution Petroleum Corp.	14,587	144
Exterran Corp.*	19,223	481
Flotek Industries, Inc.*	32,547	105
Forum Energy Technologies, Inc.*	47,558	587
Frank’s International N.V.	42,939	335
FTS International, Inc.*	13,261	189
Goodrich Petroleum Corp.*	5,128	63
Gulfmark Offshore, Inc.*	2,165	73
Gulfport Energy Corp.*	102,652	1,290
Halcon Resources Corp.*	79,786	350
Hallador Energy Co.	9,605	69
Helix Energy Solutions Group, Inc.*	81,611	680
HighPoint Resources Corp.*	63,905	389
Independence Contract Drilling, Inc.*	19,267	79
ION Geophysical Corp.*	6,243	152
Isramco, Inc.*	410	50
Jagged Peak Energy, Inc.*	37,742	491
Keane Group, Inc.*	32,311	442
Key Energy Services, Inc.*	6,141	100
Laredo Petroleum, Inc.*	91,412	879
Liberty Oilfield Services, Inc., Class A*	8,838	165
Lilis Energy, Inc.*	25,500	133
Mammoth Energy Services, Inc.*	5,069	172
Matador Resources Co.*	58,149	1,747
Matrix Service Co.*	15,203	279
McDermott International, Inc.*	105,401	2,071
Midstates Petroleum Co., Inc.*	8,824	120
MRC Global, Inc.*	49,417	1,071
Murphy USA, Inc.*	18,263	1,357
NACCO Industries, Inc., Class A	2,072	70
Natural Gas Services Group, Inc.*	7,206	170
NCS Multistage Holdings, Inc.*	5,837	85
Newpark Resources, Inc.*	51,552	559
NextDecade Corp.*	4,520	31
Nine Energy Service, Inc.*	4,717	156
Noble Corp. PLC*	144,821	917
Northern Oil and Gas, Inc.*	63,508	200
NOW, Inc.*	63,430	846
Nuverra Environmental Solutions, Inc.*	1,435	17
Oasis Petroleum, Inc.*	158,361	2,054
Ocean Rig UDW, Inc., Class A*	32,065	945
Oceaneering International, Inc.	58,037	1,478
Oil States International, Inc.*	34,989	1,123
Panhandle Oil and Gas, Inc., Class A	9,230	176
Par Pacific Holdings, Inc.*	18,054	314
PDC Energy, Inc.*	38,946	2,354
Peabody Energy Corp.	47,461	2,159
Penn Virginia Corp.*	7,295	619
PHI, Inc. (Non Voting)*	6,947	71
Pioneer Energy Services Corp.*	45,482	266
Profire Energy, Inc.*	13,870	47

NORTHERN FUNDS QUARTERLY REPORT    17    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Oil, Gas & Coal - 4.5% continued
ProPetro Holding Corp.*	41,617	$653
Quintana Energy Services, Inc.*	3,497	30
Ramaco Resources, Inc.*	3,696	26
Resolute Energy Corp.*	13,028	406
Ring Energy, Inc.*	33,661	425
Rowan Cos. PLC, Class A*	74,822	1,214
Sanchez Energy Corp.*	45,639	206
SandRidge Energy, Inc.*	18,021	320
SEACOR Holdings, Inc.	10,035	575
Select Energy Services, Inc., Class A*	26,483	385
SemGroup Corp., Class A	46,505	1,181
SilverBow Resources, Inc.*	4,171	120
Solaris Oilfield Infrastructure, Inc., Class A*	15,280	218
Southwestern Energy Co.*	346,517	1,837
SRC Energy, Inc.*	142,167	1,567
Superior Energy Services, Inc.*	90,045	877
Talos Energy, Inc.*	11,840	380
Tellurian, Inc.*	47,528	395
TETRA Technologies, Inc.*	71,450	318
Thermon Group Holdings, Inc.*	19,410	444
Tidewater, Inc.*	14,057	407
Ultra Petroleum Corp.*	93,695	216
Unit Corp.*	30,737	786
W&T Offshore, Inc.*	53,608	383
WildHorse Resource Development Corp.*	16,042	407
World Fuel Services Corp.	39,372	804
Zion Oil & Gas, Inc.*	31,357	127

		59,477

Passenger Transportation - 0.4%
Allegiant Travel Co.	7,580	1,053
Hawaiian Holdings, Inc.	29,622	1,065
SkyWest, Inc.	29,931	1,553
Spirit Airlines, Inc.*	40,326	1,466

		5,137

Real Estate - 0.3%
American Realty Investors, Inc.*	1,216	19
Boston Omaha Corp., Class A*	2,970	63
Consolidated-Tomoka Land Co.	2,359	145
Forestar Group, Inc.*	6,241	129
FRP Holdings, Inc.*	4,137	268
Griffin Industrial Realty, Inc.	347	15
Marcus & Millichap, Inc.*	11,376	444
Maui Land & Pineapple Co., Inc.*	3,993	45
Newmark Group, Inc., Class A	13,407	191
RE/MAX Holdings, Inc., Class A	10,605	556
Redfin Corp.*	43,493	1,004
RMR Group (The), Inc., Class A	4,218	331
Stratus Properties, Inc.*	3,618	111
Trinity Place Holdings, Inc.*	10,837	71

		3,392

Real Estate Investment Trusts - 7.7%
Acadia Realty Trust	47,198	1,292
AG Mortgage Investment Trust, Inc.	16,553	311
Agree Realty Corp.	17,724	935
Alexander & Baldwin, Inc.	40,150	943
Alexander’s, Inc.	1,235	473
American Assets Trust, Inc.	22,634	867
Americold Realty Trust	30,662	675
Anworth Mortgage Asset Corp.	56,084	279
Apollo Commercial Real Estate Finance, Inc.	72,148	1,319
Arbor Realty Trust, Inc.	31,921	333
Ares Commercial Real Estate Corp.	15,463	214
Armada Hoffler Properties, Inc.	25,942	387
ARMOUR Residential REIT, Inc.	24,381	556
Ashford Hospitality Trust, Inc.	50,055	405
Blackstone Mortgage Trust, Inc., Class A	59,853	1,881
Bluerock Residential Growth REIT, Inc.	14,738	131
Braemar Hotels & Resorts, Inc.	17,301	198
BRT Apartments Corp.	4,892	62
Capstead Mortgage Corp.	53,627	480
CareTrust REIT, Inc.	44,697	746
CatchMark Timber Trust, Inc., Class A	28,916	368
CBL & Associates Properties, Inc.	99,651	555
Cedar Realty Trust, Inc.	51,164	241
Chatham Lodging Trust	26,879	570
Cherry Hill Mortgage Investment Corp.	7,819	140
Chesapeake Lodging Trust	34,890	1,104
City Office REIT, Inc.	20,990	269
Clipper Realty, Inc.	8,895	76
Colony Credit Real Estate, Inc.	49,239	1,021
Community Healthcare Trust, Inc.	10,397	311
CoreCivic, Inc.	69,823	1,668
CorEnergy Infrastructure Trust, Inc.	6,802	256
CorePoint Lodging, Inc.*	23,742	615

EQUITY INDEX FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Real Estate Investment Trusts - 7.7% continued
Cousins Properties, Inc.	247,051	$2,394
CYS Investments, Inc.	92,072	691
DiamondRock Hospitality Co.	117,560	1,444
Dynex Capital, Inc.	31,939	209
Easterly Government Properties, Inc.	26,972	533
EastGroup Properties, Inc.	20,200	1,930
Education Realty Trust, Inc.	44,666	1,854
Exantas Capital Corp.	17,521	178
Farmland Partners, Inc.	18,991	167
First Industrial Realty Trust, Inc.	73,148	2,439
Four Corners Property Trust, Inc.	36,430	897
Franklin Street Properties Corp.	60,877	521
Front Yard Residential Corp.	28,519	297
GEO Group (The), Inc.	71,368	1,965
Getty Realty Corp.	18,986	535
Gladstone Commercial Corp.	16,162	311
Gladstone Land Corp.	7,761	98
Global Medical REIT, Inc.	10,387	92
Global Net Lease, Inc.	39,554	808
Government Properties Income Trust	58,044	920
Gramercy Property Trust	94,231	2,574
Granite Point Mortgage Trust, Inc.	25,000	459
Great Ajax Corp.	10,047	131
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	30,336	599
Healthcare Realty Trust, Inc.	72,869	2,119
Hersha Hospitality Trust	20,939	449
Independence Realty Trust, Inc.	51,374	530
Industrial Logistics Properties Trust	11,754	263
InfraREIT, Inc.	25,996	576
Innovative Industrial Properties, Inc.	3,779	138
Invesco Mortgage Capital, Inc.	65,827	1,047
Investors Real Estate Trust	70,246	388
iStar, Inc.*	38,549	416
Jernigan Capital, Inc.	7,832	149
Kite Realty Group Trust	49,130	839
Ladder Capital Corp.	51,035	797
LaSalle Hotel Properties	65,234	2,233
Lexington Realty Trust	127,240	1,111
LTC Properties, Inc.	23,142	989
Mack-Cali Realty Corp.	53,191	1,079
MedEquities Realty Trust, Inc.	17,233	190
Monmouth Real Estate Investment Corp.	44,820	741
MTGE Investment Corp.	25,273	495
National Health Investors, Inc.	23,655	1,743
National Storage Affiliates Trust	29,751	917
New Senior Investment Group, Inc.	43,960	333
New York Mortgage Trust, Inc.	65,280	392
NexPoint Residential Trust, Inc.	9,441	269
NorthStar Realty Europe Corp.	27,545	399
One Liberty Properties, Inc.	8,658	229
Orchid Island Capital, Inc.	31,496	237
Pebblebrook Hotel Trust	40,052	1,554
Pennsylvania Real Estate Investment Trust	40,202	442
PennyMac Mortgage Investment Trust	35,160	668
Physicians Realty Trust	107,354	1,711
Piedmont Office Realty Trust, Inc., Class A	75,252	1,500
PotlatchDeltic Corp.	36,191	1,840
Preferred Apartment Communities, Inc., Class A	23,004	391
PS Business Parks, Inc.	11,696	1,503
QTS Realty Trust, Inc., Class A	29,951	1,183
Quality Care Properties, Inc.*	55,750	1,199
Ramco-Gershenson Properties Trust	47,043	621
Redwood Trust, Inc.	44,548	734
Retail Opportunity Investments Corp.	65,292	1,251
Rexford Industrial Realty, Inc.	47,370	1,487
RLJ Lodging Trust	102,191	2,253
Ryman Hospitality Properties, Inc.	26,288	2,186
Sabra Health Care REIT, Inc.	104,573	2,272
Safety Income & Growth, Inc.	4,691	89
Saul Centers, Inc.	6,950	372
Select Income REIT	36,950	830
Seritage Growth Properties, Class A	18,971	805
Spirit MTA REIT*	25,324	261
STAG Industrial, Inc.	57,522	1,566
Summit Hotel Properties, Inc.	61,303	877
Sunstone Hotel Investors, Inc.	132,563	2,203
Sutherland Asset Management Corp.	9,996	162
Tanger Factory Outlet Centers, Inc.	54,021	1,269
Terreno Realty Corp.	32,321	1,218
Tier REIT, Inc.	27,831	662
TPG RE Finance Trust, Inc.	18,358	373
Transcontinental Realty Investors, Inc.*	994	33
UMH Properties, Inc.	19,327	297
Universal Health Realty Income Trust	7,573	484

NORTHERN FUNDS QUARTERLY REPORT    19    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Real Estate Investment Trusts - 7.7% continued
Urban Edge Properties	64,311	$1,471
Urstadt Biddle Properties, Inc., Class A	17,695	400
Washington Prime Group, Inc.	110,087	893
Washington Real Estate Investment Trust	46,312	1,405
Western Asset Mortgage Capital Corp.	24,341	254
Whitestone REIT	21,919	274
Xenia Hotels & Resorts, Inc.	63,199	1,540

		101,328

Recreational Facilities & Services - 0.4%
AMC Entertainment Holdings, Inc., Class A	30,052	478
Drive Shack, Inc.*	34,667	268
International Speedway Corp., Class A	14,294	639
Marcus (The) Corp.	11,231	365
Planet Fitness, Inc., Class A*	51,969	2,283
RCI Hospitality Holdings, Inc.	5,411	171
Reading International, Inc., Class A*	9,639	154
SeaWorld Entertainment, Inc.*	32,269	704
Speedway Motorsports, Inc.	6,622	115
Town Sports International Holdings, Inc.*	8,528	124

		5,301

Renewable Energy - 0.5%
Advanced Energy Industries, Inc.*	23,048	1,339
Ameresco, Inc., Class A*	10,975	132
EnerSys	24,744	1,847
Enphase Energy, Inc.*	50,829	342
FuelCell Energy, Inc.*	48,053	63
Green Plains, Inc.	22,793	417
Plug Power, Inc.*	124,967	252
Renewable Energy Group, Inc.*	21,996	393
REX American Resources Corp.*	3,379	274
SunPower Corp.*	36,280	278
Sunrun, Inc.*	55,820	734
TPI Composites, Inc.*	8,554	250
Vivint Solar, Inc.*	18,527	92

		6,413

Retail - Consumer Staples - 0.8%
Big Lots, Inc.	24,675	1,031
Five Below, Inc.*	32,108	3,137
Ingles Markets, Inc., Class A	8,435	268
Natural Grocers by Vitamin Cottage, Inc.*	5,446	69
Ollie’s Bargain Outlet Holdings, Inc.*	29,205	2,117
PriceSmart, Inc.	12,987	1,175
Rite Aid Corp.*	618,516	1,070
Smart & Final Stores, Inc.*	13,410	75
SpartanNash Co.	20,788	531
SUPERVALU, Inc.*	22,476	461
Village Super Market, Inc., Class A	5,019	148
Weis Markets, Inc.	5,506	294

		10,376

Retail - Discretionary - 3.8%
1-800-Flowers.com, Inc., Class A*	16,314	205
Abercrombie & Fitch Co., Class A	39,756	973
American Eagle Outfitters, Inc.	94,809	2,204
America’s Car-Mart, Inc.*	3,469	215
Asbury Automotive Group, Inc.*	12,009	823
Ascena Retail Group, Inc.*	102,949	410
At Home Group, Inc.*	15,617	611
Avis Budget Group, Inc.*	40,264	1,309
Barnes & Noble Education, Inc.*	22,394	126
Barnes & Noble, Inc.	35,256	224
Bassett Furniture Industries, Inc.	5,952	164
Beacon Roofing Supply, Inc.*	40,073	1,708
Bed Bath & Beyond, Inc.	79,046	1,575
Big 5 Sporting Goods Corp.	12,587	96
BlueLinx Holdings, Inc.*	5,239	197
BMC Stock Holdings, Inc.*	39,639	826
Boot Barn Holdings, Inc.*	11,128	231
Buckle (The), Inc.	16,791	452
Builders FirstSource, Inc.*	66,464	1,216
Caleres, Inc.	24,749	851
Cato (The) Corp., Class A	13,351	329
Chegg, Inc.*	62,543	1,738
Chico’s FAS, Inc.	75,153	612
Children’s Place (The), Inc.	9,399	1,135
Citi Trends, Inc.	7,706	211
Conn’s, Inc.*	11,552	381
Container Store Group (The), Inc.*	8,503	72
Dillard’s, Inc., Class A	6,930	655
DSW, Inc., Class A	40,375	1,043
Duluth Holdings, Inc., Class B*	4,816	115
Ethan Allen Interiors, Inc.	14,539	356
Etsy, Inc.*	70,209	2,962
Express, Inc.*	43,273	396
EZCORP, Inc., Class A*	29,719	358
FirstCash, Inc.	26,178	2,352

EQUITY INDEX FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Retail - Discretionary - 3.8% continued
Foundation Building Materials, Inc.*	8,900	$137
Francesca’s Holdings Corp.*	19,745	149
Freshpet, Inc.*	15,441	424
Gaia, Inc.*	6,601	134
GameStop Corp., Class A	58,936	859
Genesco, Inc.*	11,258	447
GMS, Inc.*	19,165	519
GNC Holdings, Inc., Class A*	48,342	170
Group 1 Automotive, Inc.	11,845	746
Guess?, Inc.	33,847	724
Haverty Furniture Cos., Inc.	11,062	239
Hertz Global Holdings, Inc.*	31,811	488
Hibbett Sports, Inc.*	11,194	256
Hudson Ltd., Class A*	23,627	413
J. Jill, Inc.*	9,689	91
J.C. Penney Co., Inc.*	186,067	435
Kirkland’s, Inc.*	8,694	101
Lands’ End, Inc.*	6,167	172
La-Z-Boy, Inc.	27,460	840
Liquidity Services, Inc.*	15,055	99
Lithia Motors, Inc., Class A	13,914	1,316
Lumber Liquidators Holdings, Inc.*	17,004	414
MarineMax, Inc.*	12,622	239
Monro, Inc.	18,716	1,087
National Vision Holdings, Inc.*	19,993	731
New York & Co., Inc.*	17,061	87
Office Depot, Inc.	326,500	833
Overstock.com, Inc.*	12,176	410
Party City Holdco, Inc.*	19,826	302
PetIQ, Inc.*	5,996	161
PetMed Express, Inc.	11,836	521
Pier 1 Imports, Inc.	47,903	114
RH*	11,330	1,583
Rush Enterprises, Inc., Class A*	17,707	768
Rush Enterprises, Inc., Class B*	2,662	117
Sally Beauty Holdings, Inc.*	72,018	1,154
Sears Holdings Corp.*	23,978	57
Shoe Carnival, Inc.	6,112	198
Signet Jewelers Ltd.	34,690	1,934
Sleep Number Corp.*	21,409	621
Sonic Automotive, Inc., Class A	13,914	287
Sportsman’s Warehouse Holdings, Inc.*	21,595	111
Tailored Brands, Inc.	29,197	745
Tile Shop Holdings, Inc.	23,654	182
Tilly’s, Inc., Class A	8,627	131
Vera Bradley, Inc.*	13,310	187
Winmark Corp.	1,470	218
Zumiez, Inc.*	11,119	279

		49,361

Semiconductors - 2.6%
ACM Research, Inc., Class A*	4,782	52
Adesto Technologies Corp.*	10,670	90
Alpha & Omega Semiconductor Ltd.*	11,664	166
Ambarella, Inc.*	18,866	728
Amkor Technology, Inc.*	60,250	518
Aquantia Corp.*	12,471	144
Axcelis Technologies, Inc.*	18,864	374
AXT, Inc.*	22,146	156
Brooks Automation, Inc.	40,859	1,333
Cabot Microelectronics Corp.	14,972	1,610
CEVA, Inc.*	12,763	386
Cirrus Logic, Inc.*	37,419	1,434
Cohu, Inc.	16,661	408
Diodes, Inc.*	23,389	806
Electro Scientific Industries, Inc.*	18,790	296
Entegris, Inc.	83,439	2,829
FormFactor, Inc.*	43,011	572
II-VI, Inc.*	36,333	1,579
Impinj, Inc.*	10,720	237
Inphi Corp.*	25,536	833
Integrated Device Technology, Inc.*	77,968	2,486
KEMET Corp.*	32,445	784
Lattice Semiconductor Corp.*	69,800	458
MACOM Technology Solutions Holdings, Inc.*	26,640	614
MaxLinear, Inc.*	36,770	573
Maxwell Technologies, Inc.*	18,677	97
Nanometrics, Inc.*	13,274	470
NeoPhotonics Corp.*	20,001	125
NVE Corp.	2,828	344
Oclaro, Inc.*	98,894	883
Park Electrochemical Corp.	11,510	267
Photronics, Inc.*	40,525	323
Power Integrations, Inc.	16,842	1,230
Rambus, Inc.*	62,842	788
Rudolph Technologies, Inc.*	18,607	551
Semtech Corp.*	38,252	1,800

NORTHERN FUNDS QUARTERLY REPORT    21    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Semiconductors - 2.6% continued
Sigma Designs, Inc.*	19,074	$116
Silicon Laboratories, Inc.*	25,242	2,514
SMART Global Holdings, Inc.*	5,853	187
Synaptics, Inc.*	20,378	1,026
Ultra Clean Holdings, Inc.*	22,602	375
Veeco Instruments, Inc.*	28,440	405
Vishay Intertechnology, Inc.	77,891	1,807
Xcerra Corp.*	31,433	439
Xperi Corp.	28,454	458

		33,671

Software - 4.9%
ACI Worldwide, Inc.*	67,473	1,665
Acxiom Corp.*	46,196	1,384
Agilysys, Inc.*	8,650	134
Allscripts Healthcare Solutions, Inc.*	104,978	1,260
Altair Engineering, Inc., Class A*	14,655	501
Alteryx, Inc., Class A*	16,446	628
Amber Road, Inc.*	13,793	130
American Software, Inc., Class A	16,561	241
Appfolio, Inc., Class A*	8,670	530
Apptio, Inc., Class A*	19,812	717
Asure Software, Inc.*	5,828	93
Avaya Holdings Corp.*	61,504	1,235
Avid Technology, Inc.*	16,088	84
Benefitfocus, Inc.*	11,697	393
Blackbaud, Inc.	28,357	2,905
Blackline, Inc.*	19,042	827
Bottomline Technologies de, Inc.*	23,629	1,177
Box, Inc., Class A*	74,776	1,869
Brightcove, Inc.*	20,432	197
Calix, Inc.*	25,129	196
Carbon Black, Inc.*	4,744	123
Carbonite, Inc.*	15,682	547
Castlight Health, Inc., Class B*	45,451	193
ChannelAdvisor Corp.*	15,261	214
Cision Ltd.*	22,988	344
Cloudera, Inc.*	60,739	828
CommVault Systems, Inc.*	23,096	1,521
Computer Programs & Systems, Inc.	6,568	216
Cornerstone OnDemand, Inc.*	31,375	1,488
Cotiviti Holdings, Inc.*	23,211	1,024
Coupa Software, Inc.*	31,248	1,945
Digi International, Inc.*	15,486	204
Donnelley Financial Solutions, Inc.*	19,359	336
Ebix, Inc.	14,187	1,082
eGain Corp.*	10,395	157
Envestnet, Inc.*	25,956	1,426
Everbridge, Inc.*	15,432	732
Evolent Health, Inc., Class A*	39,643	835
Exela Technologies, Inc.*	27,903	133
Five9, Inc.*	33,342	1,153
ForeScout Technologies, Inc.*	16,956	581
Glu Mobile, Inc.*	64,591	414
Hortonworks, Inc.*	40,330	735
HubSpot, Inc.*	21,302	2,671
Immersion Corp.*	18,257	282
Imperva, Inc.*	20,474	988
InnerWorkings, Inc.*	25,216	219
Inovalon Holdings, Inc., Class A*	40,505	402
Instructure, Inc.*	18,399	783
j2 Global, Inc.	27,525	2,384
KeyW Holding (The) Corp.*	28,716	251
Limelight Networks, Inc.*	63,103	282
LivePerson, Inc.*	33,150	699
Majesco*	2,000	12
MicroStrategy, Inc., Class A*	5,627	719
MINDBODY, Inc., Class A*	25,274	976
Mitek Systems, Inc.*	19,623	175
MobileIron, Inc.*	41,779	186
Model N, Inc.*	14,838	276
Monotype Imaging Holdings, Inc.	24,184	491
NantHealth, Inc.*	10,613	35
New Relic, Inc.*	26,045	2,620
Omnicell, Inc.*	22,541	1,182
OneSpan, Inc.*	18,727	368
Park City Group, Inc.*	7,278	58
Paylocity Holding Corp.*	17,031	1,002
PDF Solutions, Inc.*	16,062	192
pdvWireless, Inc.*	5,680	142
Progress Software Corp.	26,530	1,030
PROS Holdings, Inc.*	16,328	597
Q2 Holdings, Inc.*	21,512	1,227
QAD, Inc., Class A	6,121	307
Quality Systems, Inc.*	31,559	615
Qualys, Inc.*	19,812	1,670
Rapid7, Inc.*	21,179	598
Remark Holdings, Inc.*	16,044	63
Ribbon Communications, Inc.*	30,963	220

EQUITY INDEX FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Software - 4.9% continued
Rosetta Stone, Inc.*	11,625	$186
SailPoint Technologies Holding, Inc.*	22,656	556
SendGrid, Inc.*	5,428	144
Simulations Plus, Inc.	6,485	144
SPS Commerce, Inc.*	10,013	736
Tabula Rasa HealthCare, Inc.*	10,170	649
Telenav, Inc.*	17,198	96
TiVo Corp.	70,960	954
Upland Software, Inc.*	9,247	318
USA Technologies, Inc.*	30,371	425
Varonis Systems, Inc.*	16,320	1,216
Verint Systems, Inc.*	37,403	1,659
Veritone, Inc.*	4,203	71
VirnetX Holding Corp.*	29,405	100
Workiva, Inc.*	16,256	397
Zscaler, Inc.*	8,184	293

		64,063

Specialty Finance - 1.8%
Aircastle Ltd.	28,498	584
Altisource Portfolio Solutions S.A.*	5,819	170
Arlington Asset Investment Corp., Class A	16,155	167
Cardtronics PLC, Class A*	23,323	564
Cass Information Systems, Inc.	6,961	479
Curo Group Holdings Corp.*	4,274	107
Elevate Credit, Inc.*	11,939	101
Ellie Mae, Inc.*	20,083	2,085
Encore Capital Group, Inc.*	15,300	560
Enova International, Inc.*	19,572	715
Essent Group Ltd.*	56,445	2,022
Everi Holdings, Inc.*	37,844	272
Federal Agricultural Mortgage Corp., Class C	5,280	472
GATX Corp.	22,094	1,640
General Finance Corp.*	5,768	78
Green Dot Corp., Class A*	28,054	2,059
HFF, Inc., Class A	22,037	757
Impac Mortgage Holdings, Inc.*	5,980	57
Investors Title Co.	838	155
KKR Real Estate Finance Trust, Inc.	9,484	188
LendingClub Corp.*	185,840	704
LendingTree, Inc.*	4,563	976
Marlin Business Services Corp.	5,018	150
Meta Financial Group, Inc.	5,474	533
MGIC Investment Corp.*	217,992	2,337
MoneyGram International, Inc.*	18,922	127
Nationstar Mortgage Holdings, Inc.*	17,687	310
Nelnet, Inc., Class A	10,828	632
Ocwen Financial Corp.*	69,122	274
On Deck Capital, Inc.*	30,071	211
PennyMac Financial Services, Inc., Class A*	11,658	229
PHH Corp.*	19,882	216
PRA Group, Inc.*	26,237	1,011
R1 RCM, Inc.*	60,506	525
Regional Management Corp.*	5,497	193
Stewart Information Services Corp.	13,748	592
Walker & Dunlop, Inc.	16,145	898
Willis Lease Finance Corp.*	1,834	58
World Acceptance Corp.*	3,614	401

		23,609

Technology Services - 2.0%
CACI International, Inc., Class A*	14,431	2,432
ConvergeOne Holdings, Inc.	14,565	137
Convergys Corp.	53,666	1,312
CSG Systems International, Inc.	19,368	792
Cubic Corp.	14,875	955
Endurance International Group Holdings, Inc.*	41,272	411
Engility Holdings, Inc.*	10,617	325
EVERTEC, Inc.	35,881	784
ExlService Holdings, Inc.*	19,611	1,110
Fluent, Inc.*	19,208	47
Forrester Research, Inc.	5,921	248
ICF International, Inc.	10,620	755
ManTech International Corp., Class A	15,545	834
MAXIMUS, Inc.	38,114	2,367
Medidata Solutions, Inc.*	33,932	2,734
NIC, Inc.	38,159	593
Perficient, Inc.*	20,127	531
Perspecta, Inc.	84,427	1,735
PFSweb, Inc.*	8,978	87
Presidio, Inc.*	18,988	249
Reis, Inc.	5,152	112
Rimini Street, Inc.*	5,785	38
Science Applications International Corp.	24,901	2,015
SecureWorks Corp., Class A*	5,391	67

NORTHERN FUNDS QUARTERLY REPORT    23    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Technology Services - 2.0% continued
ServiceSource International, Inc.*	45,142	$178
Sykes Enterprises, Inc.*	23,333	671
Syntel, Inc.*	20,874	670
Travelport Worldwide Ltd.	73,747	1,367
TTEC Holdings, Inc.	8,416	291
Unisys Corp.*	29,467	380
Value Line, Inc.	650	15
Virtusa Corp.*	16,530	805
WageWorks, Inc.*	23,364	1,168

		26,215

Telecom - 1.0%
8x8, Inc.*	53,387	1,070
ATN International, Inc.	6,001	317
Cincinnati Bell, Inc.*	24,393	383
Cogent Communications Holdings, Inc.	24,612	1,314
Consolidated Communications Holdings, Inc.	41,281	510
Frontier Communications Corp.	47,360	254
Fusion Connect, Inc.*	12,286	48
Gogo, Inc.*	33,431	162
GTT Communications, Inc.*	20,522	924
Hawaiian Telcom Holdco, Inc.*	3,488	101
HC2 Holdings, Inc.*	24,155	141
Intelsat S.A.*	23,457	391
Internap Corp.*	11,877	124
Iridium Communications, Inc.*	56,407	908
Liberty Latin America Ltd., Class A*	25,514	488
Liberty Latin America Ltd., Class C*	66,796	1,294
Loral Space & Communications, Inc.*	7,506	282
NII Holdings, Inc.*	52,192	203
Ooma, Inc.*	10,152	144
ORBCOMM, Inc.*	43,041	435
RigNet, Inc.*	8,695	90
Shenandoah Telecommunications Co.	27,418	897
Spok Holdings, Inc.	11,362	171
Vonage Holdings Corp.*	129,924	1,675
Windstream Holdings, Inc.*	24,031	127
Zix Corp.*	30,401	164

		12,617

Transportation & Logistics - 1.4%
Air Transport Services Group, Inc.*	34,198	773
ArcBest Corp.	15,083	689
Ardmore Shipping Corp.*	20,063	164
Atlas Air Worldwide Holdings, Inc.*	13,916	998
Costamare, Inc.	27,769	222
Covenant Transportation Group, Inc., Class A*	7,296	230
CryoPort, Inc.*	14,696	232
Daseke, Inc.*	24,229	241
DHT Holdings, Inc.	54,019	253
Dorian LPG Ltd.*	16,297	124
Eagle Bulk Shipping, Inc.*	28,481	155
Echo Global Logistics, Inc.*	16,448	481
Forward Air Corp.	17,206	1,017
Frontline Ltd.*	45,994	269
GasLog Ltd.	23,679	452
Genco Shipping & Trading Ltd.*	4,518	70
Golar LNG Ltd.	55,698	1,641
Heartland Express, Inc.	27,562	511
Hub Group, Inc., Class A*	19,293	961
International Seaways, Inc.*	12,787	296
Marten Transport Ltd.	23,167	543
Matson, Inc.	24,963	958
Mobile Mini, Inc.	26,120	1,225
Nordic American Tankers Ltd.	82,525	221
Overseas Shipholding Group, Inc., Class A*	33,536	130
P.A.M. Transportation Services, Inc.*	1,318	62
Radiant Logistics, Inc.*	24,573	96
Safe Bulkers, Inc.*	28,443	97
Saia, Inc.*	15,078	1,219
Scorpio Bulkers, Inc.	34,023	242
Scorpio Tankers, Inc.	172,595	485
SEACOR Marine Holdings, Inc.*	9,799	226
Ship Finance International Ltd.	48,968	732
Teekay Corp.	40,291	312
Teekay Tankers Ltd., Class A	107,220	125
Universal Logistics Holdings, Inc.	4,687	123
USA Truck, Inc.*	4,675	110
Werner Enterprises, Inc.	28,177	1,058
Willscot Corp.*	19,153	283
YRC Worldwide, Inc.*	18,892	190

		18,216

Transportation Equipment - 0.4%
American Railcar Industries, Inc.	4,242	167
Blue Bird Corp.*	8,576	192
Commercial Vehicle Group, Inc.*	17,800	131
FreightCar America, Inc.	6,969	117

EQUITY INDEX FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Transportation Equipment - 0.4% continued
Greenbrier (The) Cos., Inc.	18,590	$981
Meritor, Inc.*	49,478	1,018
Navistar International Corp.*	28,914	1,177
REV Group, Inc.	17,333	295
Spartan Motors, Inc.	19,680	297
Wabash National Corp.	33,401	623

		4,998

Utilities - 3.2%
ALLETE, Inc.	30,285	2,344
American States Water Co.	21,528	1,231
Artesian Resources Corp., Class A	4,500	174
Atlantic Power Corp.*	61,903	136
Avista Corp.	38,505	2,028
Black Hills Corp.	31,482	1,927
California Water Service Group	28,255	1,100
Chesapeake Utilities Corp.	9,405	752
Connecticut Water Service, Inc.	6,987	456
Consolidated Water Co. Ltd.	8,618	111
El Paso Electric Co.	23,808	1,407
Global Water Resources, Inc.	6,575	62
IDACORP, Inc.	29,673	2,737
MGE Energy, Inc.	20,539	1,295
Middlesex Water Co.	9,178	387
New Jersey Resources Corp.	51,244	2,293
Northwest Natural Gas Co.	16,816	1,073
NorthWestern Corp.	29,116	1,667
NRG Yield, Inc., Class A	20,269	346
NRG Yield, Inc., Class C	38,717	666
ONE Gas, Inc.	30,612	2,288
Ormat Technologies, Inc.	23,386	1,244
Otter Tail Corp.	23,184	1,104
Pattern Energy Group, Inc., Class A	47,584	892
PNM Resources, Inc.	46,795	1,820
PNM Resources, Inc. - (Fractional Shares)(1)	50,000	—
Portland General Electric Co.	52,590	2,249
Pure Cycle Corp.*	10,187	97
RGC Resources, Inc.	4,530	132
SJW Group	10,141	672
South Jersey Industries, Inc.	50,417	1,687
Southwest Gas Holdings, Inc.	28,368	2,164
Spark Energy, Inc., Class A	6,862	67
Spire, Inc.	28,950	2,045
TerraForm Power, Inc., Class A	43,047	504
Unitil Corp.	8,579	438
WGL Holdings, Inc.	30,114	2,673
York Water (The) Co.	7,647	243

		42,511

Waste & Environment Services & Equipment - 0.5%
Advanced Disposal Services, Inc.*	42,593	1,055
Advanced Emissions Solutions, Inc.	11,474	130
AquaVenture Holdings Ltd.*	6,894	107
Casella Waste Systems, Inc., Class A*	23,449	601
CECO Environmental Corp.	17,524	108
Covanta Holding Corp.	69,124	1,141
Energy Recovery, Inc.*	21,068	170
Evoqua Water Technologies Corp.*	44,476	912
Heritage-Crystal Clean, Inc.*	8,402	169
Tetra Tech, Inc.	32,581	1,906
US Ecology, Inc.	12,889	821

		7,120

Total Common Stocks (Cost $873,307)		1,292,052

RIGHTS - 0.0%
Biotechnology & Pharmaceuticals - 0.0%
Dyax Corp. (Contingent Value Rights)* (2)	80,916	153
Omthera Pharmaceuticals, Inc. (Contingent Value Rights)* (1)	3,681	—
Tobira Therapeutics, Inc. (Contingent Value Rights)* (2)	5,175	43

		196

Total Rights (Cost $40)		196

OTHER - 0.0%(1)
Escrow DLB Oil & Gas*	1,200	—
Escrow Position PetroCorp*	420	—

Total Other (Cost $—)		—

INVESTMENT COMPANIES - 2.1%
Northern Institutional Funds - U.S. Government Portfolio,
1.72%(3) (4)	27,252,011	27,252

Total Investment Companies (Cost $27,252)		27,252

NORTHERN FUNDS QUARTERLY REPORT    25    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
1.59%, 7/19/18(5) (6)	$2,100	$2,098

Total Short-Term Investments (Cost $2,098)		2,098

Total Investments - 100.7% (Cost $902,697)		1,321,598

Liabilities less Other Assets - (0.7%)		(8,547)

NET ASSETS - 100.0%		$1,313,051

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Level 3 asset.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of June 30, 2018 is disclosed.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2018, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-Mini Russell 2000 Index	259	$21,335	Long	9/18	$(336)

At June 30, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	13.4%
Consumer Staples	2.8
Energy	5.0
Financials	17.9
Health Care	15.6
Industrials	14.9
Information Technology	14.8
Materials	4.3
Real Estate	7.3
Telecommunication Services	0.7
Utilities	3.3

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$1,292,052	$—	$—	$1,292,052
Rights(1)	—	—	196	196
Investment Companies	27,252	—	—	27,252
Short-Term Investments	—	2,098	—	2,098

Total Investments	$1,319,304	$2,098	$196	$1,321,598

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(336)	$—	$—	$(336)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2018, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2018.

EQUITY INDEX FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/2018 (000S)	REALIZED GAINS (LOSSES) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 6/30/2018 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 6/30/18 (000S)
Rights
Biotechnology & Pharmaceuticals	$196	$—	$—	$—	$—	$—	$—	$196	$—
Other	—	1	—	—	(1)	—	—	—	—

Total	$196	$1	$—	$—	$(1)	$—	$—	$196	$—

The Fund valued the securities included in the Balance as of 6/30/18 above using prices provided by the Fund’s investment adviser’s pricing and valuation committee.

	FAIR VALUE AT 6/30/18 (000S)	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS
Rights	$196	Discounted Cash Flow Analysis	Discount Rate and Projected Cash Flows(1)

(1)

The significant unobservable inputs that can be used in the fair value measurement are: Discount Rate and Projected Cash Flows. Significant increases (decreases) in Discount Rates in isolation would result in a significantly lower (higher) fair value measurement while an increase (decrease) in Projected Cash Flow in isolation would result in a significantly higher (lower) fair value measurement.

Transactions in affiliated investments for the three months ended June 30, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio	$9,163	$42,549	$24,460	$78	$27,252	27,252

NORTHERN FUNDS QUARTERLY REPORT    27    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND	JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97. 7%
Aerospace & Defense - 2.6%
Arconic, Inc.	144,790	$2,463
Boeing (The) Co.	186,845	62,688
General Dynamics Corp.	94,240	17,567
Harris Corp.	40,559	5,862
Huntington Ingalls Industries, Inc.	15,178	3,291
L3 Technologies, Inc.	26,764	5,147
Lockheed Martin Corp.	84,754	25,039
Northrop Grumman Corp.	59,493	18,306
Raytheon Co.	98,035	18,938
Rockwell Collins, Inc.	56,038	7,547
Textron, Inc.	87,332	5,756
TransDigm Group, Inc.	16,635	5,742
United Technologies Corp.	253,855	31,740

		210,086

Apparel & Textile Products - 0.7%
Hanesbrands, Inc.	123,022	2,709
Michael Kors Holdings Ltd.*	51,169	3,408
NIKE, Inc., Class B	437,679	34,874
PVH Corp.	26,250	3,930
Ralph Lauren Corp.	19,008	2,390
Under Armour, Inc., Class A*	63,467	1,427
Under Armour, Inc., Class C*	64,271	1,355
VF Corp.	111,620	9,099

		59,192

Asset Management - 1.0%
Affiliated Managers Group, Inc.	18,491	2,749
Ameriprise Financial, Inc.	49,240	6,888
BlackRock, Inc.	42,024	20,972
Charles Schwab (The) Corp.	409,395	20,920
E*TRADE Financial Corp.*	89,789	5,492
Franklin Resources, Inc.	108,242	3,469
Invesco Ltd.	139,575	3,707
Raymond James Financial, Inc.	44,090	3,939
T. Rowe Price Group, Inc.	82,488	9,576

		77,712

Automotive - 0.6%
Aptiv PLC	90,287	8,273
BorgWarner, Inc.	67,210	2,901
Ford Motor Co.	1,335,903	14,788
General Motors Co.	432,854	17,055
Goodyear Tire & Rubber (The) Co.	81,714	1,903
Harley-Davidson, Inc.	56,591	2,381

		47,301

Banking - 6.0%
Bank of America Corp.	3,217,305	90,696
BB&T Corp.	265,981	13,416
Citigroup, Inc.	870,013	58,221
Citizens Financial Group, Inc.	165,140	6,424
Comerica, Inc.	58,667	5,334
Fifth Third Bancorp	233,812	6,710
Huntington Bancshares, Inc.	376,607	5,559
JPMorgan Chase & Co.	1,161,678	121,047
KeyCorp	362,046	7,074
M&T Bank Corp.	49,529	8,427
People’s United Financial, Inc.	118,463	2,143
PNC Financial Services Group (The), Inc.	160,237	21,648
Regions Financial Corp.	383,057	6,811
SunTrust Banks, Inc.	158,529	10,466
SVB Financial Group*	18,067	5,217
US Bancorp	532,311	26,626
Wells Fargo & Co.	1,496,297	82,955
Zions Bancorporation	67,232	3,543

		482,317

Biotechnology & Pharmaceuticals - 6.7%
AbbVie, Inc.	517,058	47,905
Alexion Pharmaceuticals, Inc.*	75,903	9,423
Allergan PLC	115,678	19,286
Amgen, Inc.	227,260	41,950
Biogen, Inc.*	71,988	20,894
Bristol-Myers Squibb Co.	557,649	30,860
Celgene Corp.*	241,148	19,152
Eli Lilly & Co.	325,851	27,805
Gilead Sciences, Inc.	443,617	31,426
Incyte Corp.*	60,007	4,021
Johnson & Johnson	915,089	111,037
Merck & Co., Inc.	917,864	55,714
Mylan N.V.*	175,847	6,355
Nektar Therapeutics*	55,059	2,689
Perrigo Co. PLC	43,922	3,202
Pfizer, Inc.	1,995,750	72,406
Regeneron Pharmaceuticals, Inc.*	26,383	9,102
Vertex Pharmaceuticals, Inc.*	86,933	14,775
Zoetis, Inc.	165,068	14,062

		542,064

Chemicals - 2.2%
3M Co.	202,559	39,847
Air Products & Chemicals, Inc.	74,770	11,644

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97. 7% continued
Chemicals - 2.2% continued
Albemarle Corp.	37,784	$3,564
Avery Dennison Corp.	29,988	3,062
CF Industries Holdings, Inc.	79,617	3,535
DowDuPont, Inc.	791,807	52,196
Eastman Chemical Co.	48,702	4,868
FMC Corp.	45,890	4,094
International Flavors & Fragrances, Inc.	26,940	3,339
LyondellBasell Industries N.V., Class A	109,691	12,050
Mosaic (The) Co.	119,610	3,355
PPG Industries, Inc.	85,045	8,822
Praxair, Inc.	98,037	15,505
Sherwin-Williams (The) Co.	28,109	11,456

		177,337

Commercial Services - 0.3%
Cintas Corp.	29,492	5,458
Ecolab, Inc.	88,585	12,431
H&R Block, Inc.	71,553	1,630
Robert Half International, Inc.	42,001	2,735

		22,254

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	21,478	4,797
Vulcan Materials Co.	45,097	5,820

		10,617

Consumer Products - 5.3%
Altria Group, Inc.	645,827	36,676
Archer-Daniels-Midland Co.	190,802	8,744
Brown-Forman Corp., Class B	89,363	4,380
Campbell Soup Co.	65,789	2,667
Church & Dwight Co., Inc.	83,468	4,437
Clorox (The) Co.	44,174	5,975
Coca-Cola (The) Co.	1,306,733	57,313
Colgate-Palmolive Co.	297,687	19,293
Conagra Brands, Inc.	134,247	4,797
Constellation Brands, Inc., Class A	57,326	12,547
Coty, Inc., Class A	161,510	2,277
Estee Lauder (The) Cos., Inc., Class A	76,417	10,904
General Mills, Inc.	202,276	8,953
Hershey (The) Co.	47,638	4,433
Hormel Foods Corp.	92,186	3,430
JM Smucker (The) Co.	38,757	4,166
Kellogg Co.	85,197	5,953
Kimberly-Clark Corp.	119,096	12,546
Kraft Heinz (The) Co.	203,825	12,804
McCormick & Co., Inc. (Non Voting)	41,379	4,804
Molson Coors Brewing Co., Class B	63,138	4,296
Mondelez International, Inc., Class A	503,277	20,634
Monster Beverage Corp.*	140,116	8,029
PepsiCo, Inc.	483,768	52,668
Philip Morris International, Inc.	530,374	42,822
Procter & Gamble (The) Co.	857,949	66,971
Tyson Foods, Inc., Class A	101,538	6,991

		429,510

Containers & Packaging - 0.3%
Ball Corp.	119,229	4,238
International Paper Co.	141,286	7,358
Packaging Corp. of America	32,201	3,600
Sealed Air Corp.	55,024	2,336
WestRock Co.	87,511	4,990

		22,522

Distributors - Consumer Staples - 0.1%
Sysco Corp.	163,543	11,168

Distributors - Discretionary - 0.1%
Fastenal Co.	97,958	4,715
LKQ Corp.*	105,692	3,371

		8,086

Electrical Equipment - 2.2%
A.O. Smith Corp.	49,454	2,925
Allegion PLC	32,457	2,511
AMETEK, Inc.	79,036	5,703
Amphenol Corp., Class A	102,773	8,957
Eaton Corp. PLC	149,195	11,151
Emerson Electric Co.	214,962	14,862
Fortive Corp.	104,629	8,068
General Electric Co.	2,963,264	40,330
Honeywell International, Inc.	254,846	36,711
Ingersoll-Rand PLC	84,582	7,589
Johnson Controls International PLC	315,989	10,570
Rockwell Automation, Inc.	42,833	7,120
Roper Technologies, Inc.	35,189	9,709
TE Connectivity Ltd.	119,441	10,757

		176,963

Engineering & Construction Services - 0.1%
Fluor Corp.	47,967	2,340

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7% continued
Engineering & Construction Services - 0.1% continued
Jacobs Engineering Group, Inc.	41,131	$2,611
Quanta Services, Inc.*	51,049	1,705

		6,656

Gaming, Lodging & Restaurants - 1.6%
Carnival Corp.	138,514	7,938
Chipotle Mexican Grill, Inc.*	8,333	3,595
Darden Restaurants, Inc.	42,235	4,522
Hilton Worldwide Holdings, Inc.	95,336	7,547
Marriott International, Inc., Class A	101,271	12,821
McDonald’s Corp.	267,899	41,977
MGM Resorts International	170,967	4,963
Norwegian Cruise Line Holdings Ltd.*	70,337	3,323
Royal Caribbean Cruises Ltd.	57,795	5,987
Starbucks Corp.	470,845	23,001
Wynn Resorts Ltd.	28,899	4,836
Yum! Brands, Inc.	110,303	8,628

		129,138

Hardware - 5.6%
Apple, Inc.	1,676,980	310,426
Cisco Systems, Inc.	1,604,504	69,042
Corning, Inc.	283,206	7,791
F5 Networks, Inc.*	20,841	3,594
FLIR Systems, Inc.	46,985	2,442
Garmin Ltd.	37,968	2,316
Hewlett Packard Enterprise Co.	520,968	7,611
HP, Inc.	559,953	12,705
Juniper Networks, Inc.	119,065	3,265
Motorola Solutions, Inc.	55,290	6,434
NetApp, Inc.	91,397	7,177
Seagate Technology PLC	97,936	5,531
Western Digital Corp.	102,088	7,903
Xerox Corp.	73,098	1,754

		447,991

Health Care Facilities & Services - 3.2%
Aetna, Inc.	111,601	20,479
AmerisourceBergen Corp.	55,484	4,731
Anthem, Inc.	87,066	20,724
Cardinal Health, Inc.	105,983	5,175
Centene Corp.*	69,998	8,625
Cigna Corp.	82,992	14,105
CVS Health Corp.	346,860	22,320
DaVita, Inc.*	47,627	3,307
Envision Healthcare Corp.*	41,465	1,825
Express Scripts Holding Co.*	191,652	14,797
HCA Healthcare, Inc.	95,336	9,782
Henry Schein, Inc.*	52,541	3,817
Humana, Inc.	46,971	13,980
IQVIA Holdings, Inc.*	55,215	5,512
Laboratory Corp. of America Holdings*	34,897	6,265
McKesson Corp.	68,931	9,195
Quest Diagnostics, Inc.	46,383	5,099
UnitedHealth Group, Inc.	327,871	80,440
Universal Health Services, Inc., Class B	29,732	3,313

		253,491

Home & Office Products - 0.5%
D.R. Horton, Inc.	117,198	4,805
Fortune Brands Home & Security, Inc.	49,778	2,673
Leggett & Platt, Inc.	44,675	1,994
Lennar Corp., Class A	93,362	4,901
Masco Corp.	105,920	3,964
Mohawk Industries, Inc.*	21,638	4,636
Newell Brands, Inc.	165,709	4,274
PulteGroup, Inc.	89,573	2,575
Snap-on, Inc.	19,322	3,105
Stanley Black & Decker, Inc.	52,636	6,991
Whirlpool Corp.	22,027	3,221

		43,139

Industrial Services - 0.1%
United Rentals, Inc.*	28,519	4,210
W.W. Grainger, Inc.	17,417	5,371

		9,581

Institutional Financial Services - 1.6%
Bank of New York Mellon (The) Corp.	344,483	18,578
Cboe Global Markets, Inc.	38,374	3,994
CME Group, Inc.	116,082	19,028
Goldman Sachs Group (The), Inc.	119,774	26,419
Intercontinental Exchange, Inc.	197,400	14,519
Jefferies Financial Group, Inc.	103,208	2,347
Morgan Stanley	464,715	22,028
Nasdaq, Inc.	39,699	3,623
Northern Trust Corp.(1)	72,263	7,435
State Street Corp.	124,476	11,587

		129,558

Insurance - 3.9%
Aflac, Inc.	264,171	11,365

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7% continued
Insurance - 3.9% continued
Allstate (The) Corp.	119,931	$10,946
American International Group, Inc.	306,275	16,239
Aon PLC	83,418	11,442
Arthur J. Gallagher & Co.	62,170	4,058
Assurant, Inc.	17,869	1,849
Berkshire Hathaway, Inc., Class B*	656,600	122,554
Brighthouse Financial, Inc.*	40,858	1,637
Chubb Ltd.	158,929	20,187
Cincinnati Financial Corp.	50,959	3,407
Everest Re Group Ltd.	14,013	3,230
Hartford Financial Services Group (The), Inc.	122,170	6,247
Lincoln National Corp.	74,613	4,645
Loews Corp.	89,368	4,315
Marsh & McLennan Cos., Inc.	173,108	14,190
MetLife, Inc.	346,835	15,122
Principal Financial Group, Inc.	90,856	4,811
Progressive (The) Corp.	198,696	11,753
Prudential Financial, Inc.	143,202	13,391
Torchmark Corp.	36,053	2,935
Travelers (The) Cos., Inc.	92,220	11,282
Unum Group	75,206	2,782
Willis Towers Watson PLC	44,958	6,816
XL Group Ltd.	88,124	4,930

		310,133

Iron & Steel - 0.1%
Nucor Corp.	108,544	6,784

Leisure Products - 0.1%
Hasbro, Inc.	38,774	3,579
Mattel, Inc.	117,654	1,932

		5,511

Machinery - 1.0%
Caterpillar, Inc.	204,000	27,677
Deere & Co.	110,640	15,467
Dover Corp.	52,761	3,862
Flowserve Corp.	44,751	1,808
Illinois Tool Works, Inc.	104,007	14,409
Parker-Hannifin Corp.	45,352	7,068
Pentair PLC	55,369	2,330
Xylem, Inc.	61,302	4,131

		76,752

Media - 8.4%
Alphabet, Inc., Class A*	101,898	115,062
Alphabet, Inc., Class C*	103,581	115,560
Booking Holdings, Inc.*	16,436	33,317
CBS Corp., Class B (Non Voting)	116,469	6,548
Charter Communications, Inc., Class A*	63,226	18,538
Comcast Corp., Class A	1,566,739	51,405
Discovery, Inc., Class A*	53,396	1,468
Discovery, Inc., Class C*	116,511	2,971
DISH Network Corp., Class A*	78,061	2,624
Expedia Group, Inc.	41,228	4,955
Facebook, Inc., Class A*	818,372	159,026
Interpublic Group of (The) Cos., Inc.	131,474	3,082
Netflix, Inc.*	148,312	58,054
News Corp., Class A	131,265	2,035
News Corp., Class B	41,776	662
Omnicom Group, Inc.	77,511	5,912
TripAdvisor, Inc.*	36,637	2,041
Twenty-First Century Fox, Inc., Class A	359,596	17,868
Twenty-First Century Fox, Inc., Class B	149,819	7,382
Twitter, Inc.*	223,411	9,756
VeriSign, Inc.*	32,770	4,503
Viacom, Inc., Class B	120,398	3,631
Walt Disney (The) Co.	507,228	53,163

		679,563

Medical Equipment & Devices - 3.8%
Abbott Laboratories	598,163	36,482
ABIOMED, Inc.*	14,417	5,897
Agilent Technologies, Inc.	109,145	6,750
Align Technology, Inc.*	24,611	8,420
Baxter International, Inc.	168,069	12,410
Becton Dickinson and Co.	91,164	21,839
Boston Scientific Corp.*	470,740	15,393
Cooper (The) Cos., Inc.	16,724	3,938
Danaher Corp.	209,733	20,696
DENTSPLY SIRONA, Inc.	77,419	3,389
Edwards Lifesciences Corp.*	71,909	10,468
Hologic, Inc.*	93,133	3,702
IDEXX Laboratories, Inc.*	29,666	6,465
Illumina, Inc.*	50,153	14,007
Intuitive Surgical, Inc.*	38,653	18,495
Medtronic PLC	462,033	39,555
Mettler-Toledo International, Inc.*	8,675	5,020
PerkinElmer, Inc.	37,760	2,765
ResMed, Inc.	48,753	5,050
Stryker Corp.	109,650	18,516

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7%
Medical Equipment & Devices - 3.8% continued
Thermo Fisher Scientific, Inc.	137,265	$28,433
Varian Medical Systems, Inc.*	31,234	3,552
Waters Corp.*	26,749	5,178
Zimmer Biomet Holdings, Inc.	69,344	7,728

		304,148

Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	459,717	7,935
Newmont Mining Corp.	182,035	6,864

		14,799

Oil, Gas & Coal - 6.2%
Anadarko Petroleum Corp.	175,734	12,873
Andeavor	47,434	6,222
Apache Corp.	130,463	6,099
Baker Hughes a GE Co.	142,059	4,692
Cabot Oil & Gas Corp.	154,021	3,666
Chevron Corp.	652,000	82,432
Cimarex Energy Co.	32,555	3,312
Concho Resources, Inc.*	50,859	7,036
ConocoPhillips	399,166	27,790
Devon Energy Corp.	178,563	7,850
EOG Resources, Inc.	197,501	24,575
EQT Corp.	86,041	4,748
Exxon Mobil Corp.	1,444,536	119,506
Halliburton Co.	298,883	13,468
Helmerich & Payne, Inc.	37,154	2,369
Hess Corp.	89,321	5,975
HollyFrontier Corp.	60,240	4,122
Kinder Morgan, Inc.	647,288	11,438
Marathon Oil Corp.	291,087	6,072
Marathon Petroleum Corp.	157,589	11,056
National Oilwell Varco, Inc.	130,335	5,657
Newfield Exploration Co.*	68,174	2,062
Noble Energy, Inc.	165,262	5,830
Occidental Petroleum Corp.	261,276	21,864
ONEOK, Inc.	140,248	9,794
Phillips 66	143,197	16,082
Pioneer Natural Resources Co.	58,144	11,003
Schlumberger Ltd.	472,589	31,678
TechnipFMC PLC (New York Exchange)	148,061	4,699
Valero Energy Corp.	147,032	16,296
Williams (The) Cos., Inc.	282,384	7,655

		497,921

Passenger Transportation - 0.4%
Alaska Air Group, Inc.	42,048	2,539
American Airlines Group, Inc.	142,147	5,396
Delta Air Lines, Inc.	220,184	10,908
Southwest Airlines Co.	181,980	9,259
United Continental Holdings, Inc.*	80,401	5,607

		33,709

Real Estate - 0.1%
CBRE Group, Inc., Class A*	103,055	4,920

Real Estate Investment Trusts - 2.7%
Alexandria Real Estate Equities, Inc.	35,112	4,430
American Tower Corp.	150,685	21,724
Apartment Investment & Management Co., Class A	53,745	2,273
AvalonBay Communities, Inc.	47,128	8,101
Boston Properties, Inc.	52,723	6,612
Crown Castle International Corp.	141,528	15,260
Digital Realty Trust, Inc.	70,254	7,839
Duke Realty Corp.	121,780	3,535
Equinix, Inc.	27,107	11,653
Equity Residential	125,587	7,999
Essex Property Trust, Inc.	22,522	5,384
Extra Space Storage, Inc.	43,023	4,294
Federal Realty Investment Trust	24,914	3,153
GGP, Inc.	215,788	4,408
HCP, Inc.	160,223	4,137
Host Hotels & Resorts, Inc.	252,880	5,328
Iron Mountain, Inc.	96,024	3,362
Kimco Realty Corp.	145,486	2,472
Macerich (The) Co.	37,100	2,108
Mid-America Apartment Communities, Inc.	38,800	3,906
Prologis, Inc.	181,910	11,950
Public Storage	51,112	11,595
Realty Income Corp.	97,019	5,219
Regency Centers Corp.	50,268	3,121
SBA Communications Corp.*	39,300	6,489
Simon Property Group, Inc.	105,627	17,977
SL Green Realty Corp.	30,168	3,033
UDR, Inc.	91,288	3,427
Ventas, Inc.	121,700	6,931
Vornado Realty Trust	59,155	4,373
Welltower, Inc.	126,865	7,953
Weyerhaeuser Co.	258,257	9,416

		219,462

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7% continued
Retail - Consumer Staples - 1.6%
Costco Wholesale Corp.	149,647	$31,273
Dollar General Corp.	86,724	8,551
Dollar Tree, Inc.*	81,127	6,896
Kroger (The) Co.	277,320	7,890
Target Corp.	181,903	13,847
Walgreens Boots Alliance, Inc.	290,960	17,462
Walmart, Inc.	493,606	42,277

		128,196

Retail - Discretionary - 5.6%
Advance Auto Parts, Inc.	25,257	3,427
Amazon.com, Inc.*	137,409	233,568
AutoZone, Inc.*	9,097	6,103
Best Buy Co., Inc.	83,675	6,240
CarMax, Inc.*	60,761	4,428
Copart, Inc.*	68,949	3,900
eBay, Inc.*	315,371	11,435
Foot Locker, Inc.	40,297	2,122
Gap (The), Inc.	73,853	2,392
Genuine Parts Co.	50,038	4,593
Home Depot (The), Inc.	393,593	76,790
Kohl’s Corp.	57,444	4,188
L Brands, Inc.	82,753	3,052
Lowe’s Cos., Inc.	280,458	26,803
Macy’s, Inc.	104,537	3,913
Nordstrom, Inc.	40,070	2,075
O’Reilly Automotive, Inc.*	27,948	7,646
Ross Stores, Inc.	129,186	10,949
Tapestry, Inc.	98,219	4,588
Tiffany & Co.	34,769	4,576
TJX (The) Cos., Inc.	213,954	20,364
Tractor Supply Co.	41,644	3,185
Ulta Beauty, Inc.*	19,504	4,553

		450,890

Semiconductors - 4.0%
Advanced Micro Devices, Inc.*	280,582	4,206
Analog Devices, Inc.	126,533	12,137
Applied Materials, Inc.	343,921	15,886
Broadcom, Inc.	137,027	33,248
Intel Corp.	1,589,933	79,036
IPG Photonics Corp.*	12,857	2,837
KLA-Tencor Corp.	53,136	5,448
Lam Research Corp.	55,967	9,674
Microchip Technology, Inc.	80,180	7,292
Micron Technology, Inc.*	395,699	20,750
NVIDIA Corp.	207,101	49,062
Qorvo, Inc.*	43,158	3,460
QUALCOMM, Inc.	505,842	28,388
Skyworks Solutions, Inc.	62,211	6,013
Texas Instruments, Inc.	333,990	36,822
Xilinx, Inc.	86,595	5,651

		319,910

Software - 6.1%
Activision Blizzard, Inc.	259,707	19,821
Adobe Systems, Inc.*	168,029	40,967
Akamai Technologies, Inc.*	58,209	4,263
ANSYS, Inc.*	28,661	4,992
Autodesk, Inc.*	74,710	9,794
CA, Inc.	106,433	3,794
Cadence Design Systems, Inc.*	96,049	4,160
Cerner Corp.*	107,564	6,431
Citrix Systems, Inc.*	43,851	4,597
Electronic Arts, Inc.*	104,685	14,763
Intuit, Inc.	83,169	16,992
Microsoft Corp.	2,621,449	258,501
Oracle Corp.	1,016,786	44,800
Red Hat, Inc.*	60,623	8,146
salesforce.com, Inc.*	240,656	32,825
Symantec Corp.	212,050	4,379
Synopsys, Inc.*	50,830	4,349
Take-Two Interactive Software, Inc.*	39,051	4,622

		488,196

Specialty Finance - 3.4%
Alliance Data Systems Corp.	16,425	3,830
American Express Co.	243,604	23,873
Capital One Financial Corp.	165,933	15,249
Discover Financial Services	118,996	8,379
Fidelity National Information Services, Inc.	112,931	11,974
Fiserv, Inc.*	139,679	10,349
FleetCor Technologies, Inc.*	30,581	6,442
Global Payments, Inc.	54,425	6,068
Mastercard, Inc., Class A	312,830	61,478
PayPal Holdings, Inc.*	380,812	31,710
Synchrony Financial	241,970	8,077
Total System Services, Inc.	56,594	4,783

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7% continued
Specialty Finance - 3.4% continued
Visa, Inc., Class A	609,428	$80,719
Western Union (The) Co.	157,168	3,195

		276,126

Technology Services - 2.4%
Accenture PLC, Class A	219,406	35,893
Automatic Data Processing, Inc.	150,294	20,160
Broadridge Financial Solutions, Inc.	40,231	4,631
Cognizant Technology Solutions Corp., Class A	199,938	15,793
DXC Technology Co.	97,254	7,840
Equifax, Inc.	41,032	5,133
Gartner, Inc.*	31,128	4,137
IHS Markit Ltd.*	121,476	6,267
International Business Machines Corp.	291,275	40,691
Moody’s Corp.	56,854	9,697
MSCI, Inc.	30,320	5,016
Nielsen Holdings PLC	114,392	3,538
Paychex, Inc.	109,064	7,454
S&P Global, Inc.	85,654	17,464
Verisk Analytics, Inc.*	52,997	5,705

		189,419

Telecom - 1.9%
AT&T, Inc.	2,476,106	79,508
CenturyLink, Inc.	334,923	6,243
Verizon Communications, Inc.	1,409,757	70,925

		156,676

Transportation & Logistics - 1.6%
C.H. Robinson Worldwide, Inc.	47,584	3,981
CSX Corp.	298,661	19,048
Expeditors International of Washington, Inc.	59,525	4,351
FedEx Corp.	83,875	19,045
JB Hunt Transport Services, Inc.	29,204	3,550
Kansas City Southern	34,928	3,701
Norfolk Southern Corp.	96,401	14,544
Union Pacific Corp.	264,623	37,492
United Parcel Service, Inc., Class B	235,274	24,993

		130,705

Transportation Equipment - 0.2%
Cummins, Inc.	52,891	7,035
PACCAR, Inc.	120,013	7,436

		14,471

Utilities - 2.9%
AES Corp.	225,661	3,026
Alliant Energy Corp.	79,003	3,343
Ameren Corp.	83,072	5,055
American Electric Power Co., Inc.	168,025	11,636
American Water Works Co., Inc.	60,750	5,187
CenterPoint Energy, Inc.	147,274	4,081
CMS Energy Corp.	96,421	4,559
Consolidated Edison, Inc.	106,007	8,266
Dominion Energy, Inc.	222,648	15,180
DTE Energy Co.	61,910	6,416
Duke Energy Corp.	239,187	18,915
Edison International	111,268	7,040
Entergy Corp.	61,780	4,991
Evergy, Inc.	92,553	5,197
Eversource Energy	108,088	6,335
Exelon Corp.	329,406	14,033
FirstEnergy Corp.	152,940	5,492
NextEra Energy, Inc.	160,857	26,868
NiSource, Inc.	115,142	3,026
NRG Energy, Inc.	102,075	3,134
PG&E Corp.	176,178	7,498
Pinnacle West Capital Corp.	38,185	3,076
PPL Corp.	238,465	6,808
Public Service Enterprise Group, Inc.	172,384	9,333
SCANA Corp.	48,883	1,883
Sempra Energy	90,119	10,464
Southern (The) Co.	345,121	15,982
WEC Energy Group, Inc.	107,597	6,956
Xcel Energy, Inc.	173,517	7,926

		231,706

Waste & Environment Services & Equipment - 0.2%
Republic Services, Inc.	76,072	5,200
Stericycle, Inc.*	29,250	1,910
Waste Management, Inc.	135,730	11,040

		18,150

Total Common Stocks (Cost $3,679,912)		7,854,830

INVESTMENT COMPANIES - 2.1%
Northern Institutional Funds - U.S. Government Portfolio,
1.72%(2) (3)	166,663,922	166,664

Total Investment Companies (Cost $166,664)		166,664

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
1.60%, 7/19/18(4) (5)	$8,415	$8,408

Total Short-Term Investments (Cost $8,408)		8,408

Total Investments – 99.9% (Cost $3,854,984)		8,029,902

Other Assets less Liabilities - 0.1%		10,940

NET ASSETS - 100.0%		$8,040,842

(1)	Investment in affiliate.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of June 30, 2018 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2018, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-Mini S&P 500	1,372	$186,702	Long	9/18	$(3,565)

At June 30, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.9%
Consumer Staples	6.9
Energy	6.3
Financials	13.8
Health Care	14.1
Industrials	9.6
Information Technology	26.0
Materials	2.6
Real Estate	2.9
Telecommunication Services	2.0
Utilities	2.9

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$7,854,830	$—	$—	$7,854,830
Investment Companies	166,664	—	—	166,664
Short-Term Investments	—	8,408	—	8,408

Total Investments	$8,021,494	$8,408	$—	$8,029,902

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(3,565)	$—	$—	$(3,565)

(1)	Classification as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2018, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2018.

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

Transactions in affiliated investments for the three months ended June 30, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio	$29,953	$243,080	$106,369	$—	$—	$364	$166,664	166,664
Northern Trust Corp.	7,921	—	486	(159)	159	32	7,435	72

Total	$37,874	$243,080	$106,855	$(159)	$159	$396	$174,099	166,736

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND	JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ABS COMMERCIAL PAPER - 13.3%
ABS Other - 13.3%
Barton Capital S.A.,
2.31%, 8/20/18(1)	$3,000	$2,990
Bedford Row Funding Corp.,
2.79%, 6/17/19	2,000	1,946
Bennington Stark Capital Co. LLC,
2.16%, 7/16/18	1,000	999
2.41%, 8/9/18	5,000	4,987
Cedar Springs Capital Co. LLC,
2.36%, 7/18/18(1)	3,000	2,997
2.38%, 8/10/18(1)	4,000	3,989
Charta Corp. LLC,
2.33%, 7/18/18(1)	3,000	2,997
Collateralized Commercial Paper Co. LLC,
2.54%, 12/12/18	3,000	2,966
2.49%, 12/20/18	2,000	1,976
Concord Minutemen Capital Co. LLC, Class A,
2.05%, 7/2/18	5,000	5,000
2.41%, 8/9/18(1)	3,000	2,992
2.38%, 10/4/18	2,000	1,988
Crown Point Capital Co. LLC,
2.38%, 9/12/18	3,000	2,986
2.38%, 10/1/18(1)	3,000	2,982
Lexington Parker Capital Co. LLC,
2.41%, 8/3/18	5,000	4,989
LMA Americas LLC,
2.33%, 8/13/18	3,500	3,490
Nieuw Amsterdam Receivables Corp.,
2.32%, 9/14/18	3,000	2,986
Ridgefield Funding Co. LLC,
2.41%, 7/6/18(1)	3,000	2,999
2.41%, 7/25/18(1)	2,000	1,997
2.38%, 10/1/18	2,000	1,988

		60,244

Total ABS Commercial Paper (Cost $60,244)		60,244

ASSET-BACKED SECURITIES - 0.8%
ABS Other - 0.8%
CNH Equipment Trust 2018-A,
2.45%, 6/14/19	3,788	3,788

Total Asset-Backed Securities (Cost $3,788)		3,788

CERTIFICATES OF DEPOSIT - 34.9%
Banking - 33.2%
Australia and New Zealand Banking Group,
(Floating, ICE LIBOR USD 1M + 0.20%)
2.29%, 7/23/18(2)	2,000	2,000
Bank of America N.A.,
(Floating, ICE LIBOR USD 1M + 0.03%)
2.40%, 8/9/18(2)	2,000	2,000
Bank of Montreal, Chicago Branch,
(Floating, ICE LIBOR USD 1M + 0.18%)
2.28%, 7/26/18(3)	1,000	1,000
(Floating, ICE LIBOR USD 1M + 0.25%)
2.35%, 7/30/18(2)	2,000	2,000
2.78%, 7/18/19	3,000	3,000
Bank of Nova Scotia, Houston Branch,
2.60%, 3/13/19	2,000	2,000
2.75%, 6/18/19	3,000	3,000
BMO Harris Bank N.A.,
2.33%, 8/17/18	2,000	2,000
BNP Paribas S.A., New York Branch,
(Floating, ICE LIBOR USD 1M + 0.38%)
2.43%, 7/12/18(2)	3,000	3,000
(Floating, ICE LIBOR USD 3M + 0.16%)
2.50%, 9/26/18(3)	2,500	2,500
Canadian Imperial Bank of Commerce,
(Floating, ICE LIBOR USD 1M + 0.20%)
2.28%, 7/23/18(2)	5,000	5,000
(Floating, ICE LIBOR USD 3M + 0.17%)
2.54%, 7/30/18(2)	1,000	1,000
(Floating, ICE LIBOR USD 3M + 0.15%)
2.49%, 9/17/18(3)	3,000	3,000
Citibank N.A., New York Branch,
(Floating, ICE LIBOR USD 1M + 0.27%)
2.36%, 7/17/18(2)	3,000	3,000
2.40%, 8/6/18	3,000	3,000
Cooperatieve Rabobank U.A., London Branch,
(Floating, ICE LIBOR USD 1M + 0.22%)
2.32%, 7/26/18(2)	3,000	3,000

NORTHERN FUNDS QUARTERLY REPORT    1    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 34.9% continued
Banking - 33.2% continued
Cooperatieve Rabobank U.A., New York Branch,
(Floating, ICE LIBOR USD 1M + 0.16%)
2.21%, 7/9/18(3)	$1,500	$1,500
(Floating, ICE LIBOR USD 3M + 0.20%)
2.53%, 9/12/18(2)	2,000	2,000
Credit Agricole Corporate and Investment Bank, New York,
2.32%, 9/27/18	1,000	1,000
Credit Agricole S.A., London Branch,
2.32%, 9/4/18	4,000	4,000
Credit Industriel et Commercial S.A.,
2.35%, 7/17/18	3,000	3,000
Credit Suisse A.G., New York Branch,
(Floating, ICE LIBOR USD 3M + 0.34%)
2.68%, 7/5/18(2)	3,000	3,000
Danske Corp., London Branch,
2.29%, 9/4/18	5,000	5,000
ING Bank N.V.,
2.49%, 12/12/18	3,000	3,000
ING Bank N.V., Amsterdam Branch,
(Floating, ICE LIBOR USD 3M + 0.13%)
2.47%, 8/15/18(2)	4,000	4,000
KBC Bank N.V., Brussels Branch,
2.34%, 8/2/18	5,000	5,000
KBC Bank N.V., London Branch,
2.31%, 7/23/18	3,000	3,000
Mitsubishi UFJ Trust & Banking Corp.,
2.37%, 8/8/18	4,000	4,000
2.36%, 9/4/18	4,000	4,000
Mizuho Bank Ltd., New York Branch,
2.34%, 7/6/18	4,000	4,000
2.86%, 9/4/18	1,500	1,501
2.32%, 10/3/18	3,000	3,000
MUFG Bank Ltd., New York Branch,
2.34%, 7/20/18	3,000	3,000
National Australia Bank Ltd., London,
2.66%, 6/28/19	3,000	3,000
Natixis S.A., New York Branch,
2.42%, 7/31/18	2,000	2,000
2.48%, 11/13/18	1,000	1,000
Oversea-Chinese Banking Corp. Ltd.,
(Floating, ICE LIBOR USD 1M + 0.30%)
2.31%, 7/6/18(2)	2,000	2,000
2.29%, 9/28/18	2,250	2,250
Royal Bank of Canada, New York Branch,
(Floating, ICE LIBOR USD 1M + 0.25%)
2.30%, 7/11/18(2)	2,000	2,000
(Floating, ICE LIBOR USD 3M + 0.17%)
2.50%, 8/20/18(2)	2,000	2,000
(Floating, ICE LIBOR USD 3M + 0.17%)
2.54%, 9/7/18(2)	2,000	2,000
Societe Generale, New York Branch,
(Floating, ICE LIBOR USD 3M + 0.08%)
2.40%, 8/31/18(2)	5,000	5,000
Sumitomo Mitsui Trust Bank Ltd., London,
2.35%, 7/11/18	3,000	3,000
2.36%, 7/18/18	3,000	3,000
Svenska Handelsbanken AB, New York Branch,
(Floating, ICE LIBOR USD 3M + 0.10%)
2.42%, 9/4/18(2)	2,000	2,000
(Floating, ICE LIBOR USD 3M + 0.20%)
2.54%, 9/17/18(2)	2,000	2,000
Toronto Dominion Bank, New York Branch,
2.25%, 7/27/18	3,000	3,000
1.75%, 10/26/18	2,000	2,000
Wells Fargo Bank N.A.,
(Floating, ICE LIBOR USD 1M + 0.21%)
2.28%, 7/16/18(2)	2,500	2,500
(Floating, ICE LIBOR USD 3M + 0.05%)
2.42%, 8/9/18(2)	3,000	3,000
Wells Fargo Bank West N.A.,
(Floating, ICE LIBOR USD 3M + 0.19%)
2.55%, 8/7/18(2)	3,000	3,000
(Floating, ICE LIBOR USD 3M + 0.18%)
2.51%, 9/21/18(3)	2,500	2,500
Westpac Banking Corp., New York Branch,
(Floating, ICE LIBOR USD 1M + 0.23%)
2.28%, 7/10/18(2)	2,000	2,000
(Floating, ICE LIBOR USD 3M + 0.10%)
2.42%, 9/4/18(2)	4,000	4,000
(Floating, ICE LIBOR USD 3M + 0.18%)
2.49%, 9/6/18(2)	3,000	3,000

		150,751

MONEY MARKET FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 34.9% continued
Finance Companies - 1.7%
Invesco Senior Income Trust
2.12%, 7/5/18(4) (5)	$8,000	$8,000

Total Certificates Of Deposit (Cost $158,751)		158,751

COMMERCIAL PAPER - 15.8%
Banking - 14.7%
ABN AMRO Funding USA LLC,
2.35%, 7/6/18(1)	3,000	2,999
2.35%, 7/9/18(1)	3,000	2,998
Australia and New Zealand Banking Group,
(Floating, ICE LIBOR USD 1M + 0.26%)
2.26%, 7/3/18(1) (2)	3,000	3,000
Bank of Nova Scotia, New York Branch,
(Floating, ICE LIBOR USD 3M + 0.12%)
2.45%, 9/19/18(3)	3,000	3,000
Canadian Imperial Bank of Commerce,
(Floating, ICE LIBOR USD 3M + 0.20%)
2.54%, 7/12/18(2)	3,000	3,000
Commonwealth Bank of Australia,
2.30%, 7/27/18(1) (2)	2,000	2,000
(Floating, ICE LIBOR USD 1M + 0.20%)
(Floating, ICE LIBOR USD 1M + 0.21%)
2.30%, 7/30/18(1) (2)	2,000	2,000
Commonwealth Bank of Australia, New York Branch,
(Floating, ICE LIBOR USD 1M + 0.16%)
2.21%, 7/9/18(1) (3)	3,000	3,000
Danske Corp.,
2.32%, 7/18/18(1)	3,000	2,997
DBS Bank Ltd.,
2.28%, 9/14/18(1)	4,000	3,981
HSBC Bank PLC,
(Floating, ICE LIBOR USD 3M + 0.18%)
2.51%, 8/20/18(1) (2)	2,000	2,000
ING US Funding LLC,
(Floating, ICE LIBOR USD 1M + 0.19%)
2.20%, 7/5/18(3)	1,000	1,000
National Australia Bank Ltd.,
(Floating, ICE LIBOR USD 1M + 0.16%)
2.14%, 7/2/18(1) (2)	1,000	1,000
(Floating, ICE LIBOR USD 1M + 0.20%)
2.29%, 7/30/18(1) (2)	2,000	2,000
(Floating, ICE LIBOR USD 3M + 0.20%)
2.54%, 9/17/18(1) (2)	1,100	1,100
Oversea-Chinese Banking Corp. Ltd.,
(Floating, ICE LIBOR USD 3M + 0.19%)
2.53%, 7/10/18(1) (2)	3,500	3,500
(Floating, ICE LIBOR USD 3M + 0.17%)
2.50%, 8/20/18(1) (2)	2,000	2,000
2.22%, 9/11/18(1)	2,000	1,991
2.29%, 9/14/18	3,000	2,986
Sumitomo Mitsui Banking Corp.,
2.35%, 7/5/18(1)	3,000	2,999
Toronto Dominion Bank, New York Branch,
(Floating, ICE LIBOR USD 3M + 0.11%)
2.44%, 7/6/18(1) (2)	3,000	3,001
(Floating, ICE LIBOR USD 3M + 0.27%)
2.61%, 9/26/18(1) (2)	2,000	2,000
UBS A.G., London Branch,
(Floating, ICE LIBOR USD 3M + 0.33%)
2.67%, 7/9/18(2)	3,000	3,000
United Overseas Bank Ltd.,
2.28%, 7/6/18(1)	2,500	2,499
2.44%, 11/16/18(1)	2,000	1,981
2.48%, 12/13/18(1)	5,000	4,944

		66,976

Brokerage - 0.7%
JPMorgan Securities LLC,
2.73%, 6/14/19(1)	3,000	2,922

Finance Companies - 0.4%
Matchpoint Finance PLC,
2.34%, 8/7/18	2,000	1,995

Total Commercial Paper (Cost $71,893)		71,893

EURODOLLAR TIME DEPOSITS - 20.0%
Banking - 19.3%
Australia and New Zealand Banking Group,
1.95%, 7/3/18	12,000	12,000
Credit Industrial et Commercial, Paris Branch,
1.95%, 7/2/18	19,000	19,000
Mizuho Bank Ltd., New York Branch,
1.91%, 7/2/18	14,000	14,000

NORTHERN FUNDS QUARTERLY REPORT    3    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
EURODOLLAR TIME DEPOSITS - 20.0% continued
Banking - 19.3% continued
Nordea Bank AB, New York Branch,
1.90%, 7/2/18	$15,000	$15,000
Skandinaviska Enskilda Banken AB,
1.90%, 7/2/18	21,000	21,000
Societe Generale, Cayman Islands,
1.92%, 7/2/18	7,000	7,000

		88,000

Foreign Local Government - 0.7%
Zuercher Kantonalbank, Zurich Branch,
2.06%, 7/3/18	3,000	3,000

Total Eurodollar Time Deposits (Cost $91,000)		91,000

MUNICIPAL INVESTMENTS - 11.3%
California - 0.7%
HW Hellman Building L.P. Bonds, ,
2.08% 7/10/18(4) (5)	3,000	3,000

Delaware - 1.2%
Capital Source 16 LLC,
2.28%, 7/10/18(4) (5)	5,500	5,500

Florida - 2.2%
JP Morgan Chase Putters/Drivers Trust for Halifax Various States Revenue Bonds, Series T0024
(JPMorgan Chase Bank N.A. LOC), (JPMORGAN CHASE BANK NA LOC),
2.05%, 7/6/18(1)	10,000	10,000

New Jersey - 1.1%
North Hudson Sewerage Authority Taxable Gross Revenue Senior Lien Variable Revenue Bonds
(TD Bank N.A. LOC),
1.95%, 7/10/18(4) (5)	5,000	5,000

New York - 4.4%
JP Morgan Chase Putters/Drivers Trust Various States Revenue Bonds, Series T0009,
2.05%, 7/2/18(1) (4) (5)	10,000	10,000
New York State HFA Taxable Revenue Bonds, Maestro West Chelsea Housing Project
(Wells Fargo Bank N.A. LOC),
1.97%, 7/10/18(4) (5)	2,000	2,000
New York State HFA Taxable Variable Revenue Bonds, 606 West 57th Street
(Wells Fargo Bank N.A. LOC),
2.05%, 7/10/18(4) (5)	8,000	8,000

		20,000

Washington - 1.7%
ASC Admiral Way LLC,
2.08%, 7/10/18(4) (5)	8,000	8,000

Total Municipal Investments (Cost $51,500)		51,500

Investments, at Amortized Cost ( $437,176)		437,176

REPURCHASE AGREEMENTS - 3.9%(6)
Repurchase Agreements - 3.9%
Citigroup Global Markets, Inc., dated 6/29/18, repurchase price $17,487
2.12%, 7/2/18	17,484	17,484

Total Repurchase Agreements (Cost $17,484)		17,484

Total Investments - 100.0% (Cost $454,660)		454,660

Liabilities less Other Assets - (0.0%)		(106)

NET ASSETS - 100.0%	$454,554

(1)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Board of Trustees of Northern Funds.

(2)

Variable rate security. Rate as of June 30, 2018 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(3)	Variable rate security. Rate as of June 30, 2018 is disclosed.
(4)

Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

(5)

Variable rate security. Rate as of June 30, 2018 is disclosed. Maturity date represents the date when principal payments may be due, taking into account any call options exercised and any permissible maturity shortening features.

MONEY MARKET FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

(6)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Notes	$17,834	2.00%	8/31/21

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of June 30, 2018:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Money Market Fund(1)	$—	$454,660	$—	$454,660

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2018, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2018.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

3M - 3 Month

ABS - Asset-Backed Securities

ICE LIBOR - Intercontinental Exchange London Interbank Offered Rate

LOC - Letter of Credit

USD - United States Dollars

NORTHERN FUNDS QUARTERLY REPORT    5    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND	JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 101.2%
Alabama - 0.7%
Mobile County IDA PCR Refunding Bonds,
1.50%, 7/2/18(1) (2)	$3,000	$3,000
Tuscaloosa County IDA Gulf Opportunity Zone Variable Revenue Bonds, Hunt Refining Project (JPMorgan Chase Bank N.A. LOC),
1.54%, 7/10/18(1) (2)	2,500	2,500

		5,500

Alaska - 1.8%
Alaska State Housing Finance Corp. Home Mortgage Variable Revenue Bonds, Series B,
1.47%, 7/10/18(1) (2)	9,515	9,515
1.50%, 7/10/18(1) (2)	3,800	3,800
Valdez Marine Terminal Revenue Refunding Bonds, Exxon Pipelin Co. Project,
1.50%, 7/2/18(1) (2)	1,200	1,200

		14,515

California - 2.0%
California State Health Facilities Financing Authority Variable Revenue Bonds, Series C, Kaiser Permanente,
1.38%, 7/10/18(1) (2)	5,000	5,000
Daly City Housing Development Finance Agency Multifamily Variable Revenue Refunding Bonds, Series A, Serramonte Del Ray,
1.48%, 7/10/18(1) (2)	3,200	3,200
Oceanside City MFH Revenue Bonds, Shadow Way (Non-AMT) (FHLMC Insured),
1.51%, 7/10/18(1) (2)	7,575	7,575

		15,775

Colorado - 1.9%
Colorado State HFA SFM Adjustable Revenue Bonds, Class-1-A3,
1.51%, 7/10/18(1) (2)	2,315	2,315
Colorado State HFA SFM Adjustable Revenue Bonds, Class-1-B-2,
1.49%, 7/10/18(1) (2)	3,000	3,000
Colorado State HFA SFM Adjustable Revenue Refunding Bonds, Class-1 (GNMA Insured),
1.55%, 7/10/18(1) (2)	5,000	5,000
Springs City Utility System,
1.50%, 7/11/18	5,000	5,000

		15,315

Connecticut - 0.5%
Connecticut State HFA Housing Finance Program Variable Revenue Refunding Bonds, Subseries F-3,
1.55%, 7/10/18(1) (2)	4,200	4,200

Delaware - 0.0%
Delaware State EDA Gas Facilities Variable Revenue Bonds, YMCA Delaware Project (PNC Bank LOC),
1.51%, 7/10/18(1) (2)	200	200

Florida - 10.8%
Florida State Gulf Coast University Financing Corp. Capital Improvement Variable Revenue Bonds, Series A, Parking Project (Harris N.A. LOC),
1.55%, 7/10/18(1) (2)	5,535	5,535
Florida State HFA MFH Adjustable Revenue Bonds, Series XX (FNMA Insured),
1.54%, 7/10/18(1) (2)	3,700	3,700
Florida State Housing Finance Corp. Multifamily Mortgage Variable Revenue Bonds, Autumn Place Apartments, Series K-1 (Suntrust Bank LOC),
1.52%, 7/10/18(1) (2)	5,155	5,155
Highlands County Health Facilities Authority Variable Revenue Bonds, Series A, Hospital-Adventist Health System,
1.50%, 7/10/18(1) (2)	22,200	22,200
Highlands County Health Facilities Authority Variable Revenue Refunding Bonds, Hospital-Adventist Health System,
1.50%, 7/10/18(1) (2)	7,025	7,025

NORTHERN FUNDS QUARTERLY REPORT    1    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 101.2% continued
Florida - 10.8% continued
JEA Electric System Variable Revenue Bonds, Series 3-A,
1.50%, 7/10/18(1) (2)	$3,500	$3,500
JEA Electric System Variable Revenue Bonds, Series 3-C-1,
1.55%, 7/10/18(1) (2)	4,500	4,500
JEA Electric System Variable Revenue Bonds, Subseries D,
1.55%, 7/2/18(1) (2)	3,305	3,305
Miami-Dade County Seaport Variable Revenue Bonds, Series A (Bank of Tokyo-Mitsubishi UFJ LOC),
1.55%, 7/10/18(1) (2)	14,000	14,000
Orange County Health Facilities Authority Revenue Bonds, Series C-2, Nemours Foundation (TD Bank N.A. LOC),
1.50%, 7/10/18(1) (2)	1,000	1,000
Orange County HFA Variable Revenue Refunding Bonds, Housing Post Foundation Project (FNMA Insured),
1.48%, 7/10/18(1) (2)	9,925	9,925
Sunshine State Governmental Financing Commission Variable Revenue Bonds, Miami Dade County Program (MUFG Union Bank N.A. LOC),
1.54%, 7/10/18(1) (2)	6,400	6,400

		86,245

Georgia - 3.1%
Fulton County Development Authority Variable Revenue Bonds, Kings Ridge Christian School (Branch Banking & Trust Co. LOC),
1.52%, 7/10/18(1) (2)	10,690	10,690
Monroe County Development Authority Pollution Control Variable Revenue Bonds, Oglethorpe Power Corp. Project, Series B (JPMorgan Chase Bank N.A. LOC),
1.55%, 7/10/18(1) (2)	7,000	7,000
Municipal Electric Authority of Georgia Adjustable Revenue Refunding Subordinated Bonds (TD Bank N.A. LOC),
1.48%, 7/10/18(1) (2)	4,810	4,810
Savannah EDA Variable Revenue Bonds, Exempt Facilities Consolidated Utilities Project (Branch Banking & Trust Co. LOC),
1.56%, 7/10/18(1) (2)	2,635	2,635

		25,135

Hawaii - 1.5%
Honolulu City & County,
1.60%, 7/10/18	12,000	12,000

Illinois - 14.0%
Illinois State Development Finance Authority Variable Convertible Revenue Bonds, Series B, Evanston Northwestern,
1.55%, 7/2/18(1) (2)	4,900	4,900
Illinois State Development Finance Authority Variable Revenue Bonds, North Park University Project (U.S. Bank N.A. LOC),
1.49%, 7/10/18(1) (2)	4,500	4,500
Illinois State Development Finance Authority Variable Revenue Bonds, Wheaton Academy Project (BMO Harris Bank N.A. LOC),
1.60%, 7/10/18(1) (2)	5,700	5,700
Illinois State Finance Authority Adjustable Revenue Bonds, North Western University,
1.49%, 7/10/18(1) (2)	2,200	2,200
Illinois State Finance Authority Variable Revenue Bonds, Community Action Partnership (Citibank N.A. LOC),
1.57%, 7/10/18(1) (2)	2,370	2,370
Illinois State Finance Authority Variable Revenue Bonds, North Park University Project (U.S. Bank N.A. LOC),
1.49%, 7/10/18(1) (2)	5,000	5,000
Illinois State Finance Authority Variable Revenue Bonds, Series A-2, Northwestern Memorial Hospital,
1.51%, 7/2/18(1) (2)	5,400	5,400
Illinois State Finance Authority Variable Revenue Bonds, Series B, University of Chicago Medical Center (Wells Fargo Bank N.A. LOC),
1.52%, 7/2/18(1) (2)	1,800	1,800

MONEY MARKET FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 101.2% continued
Illinois - 14.0% continued
Illinois State Finance Authority Variable Revenue Bonds, Series D-1, University of Chicago Medical Center (PNC Bank LOC),
1.59%, 7/2/18(1) (2)	$6,000	$6,000
Illinois State Finance Authority Variable Revenue Bonds, Series D-2, University of Chicago Medical Center (PNC Bank LOC),
1.59%, 7/2/18(1) (2)	5,800	5,800
Illinois State Finance Authority Variable Revenue Refunding Bonds, Hospital Sisters Services (Bank of Montreal LOC),
1.50%, 7/10/18(1) (2)	5,000	5,000
Illinois State Health Facilities Authority Variable Revenue Refunding Bonds, Evanston Hospital Corp.,
1.56%, 7/10/18(1) (2)	15,400	15,400
Illinois State Toll Highway Authority Variable Revenue Bonds, Series A-2A, Senior Priority (Bank of Tokyo-Mitsubishi UFJ LOC),
1.55%, 7/10/18(1) (2)	5,360	5,360
Illinois State Toll Highway Authority Variable Revenue Bonds, Series A-2D, Senior Priority (Bank of America N.A. LOC),
1.51%, 7/10/18(1) (2)	16,550	16,550
Quad Cities Regional EDA Adjustable Revenue Bonds, Augustana College (Harris N.A. LOC),
1.50%, 7/10/18(1) (2)	3,700	3,700
RBC Municipal Products, Inc. Trust Revenue Notes, Series 2017 E-100 (AGM Insured),
1.54%, 7/10/18(1) (2) (3)	14,900	14,900
Southwestern Development Authority Variable Revenue Bonds, Arizona, Inc. Project (FHLB Insured),
1.59%, 7/10/18(1) (2)	1,000	1,000
Tender Option Bond Trust Receipts/Certificates Various States Floaters Revenue Bonds, Series 2018-XF2535,
1.54%, 7/10/18(1) (2) (3)	6,400	6,400

		111,980

Indiana - 3.3%
Indiana State Finance Authority Environmental Variable Revenue Refunding Bonds, Series A-4, Duke Energy Indiana Project (Sumitomo Mitsui Banking LOC),
1.55%, 7/2/18(1) (2)	7,800	7,800
Indiana State Finance Authority Health System Variable Revenue Refunding Bonds, Series I, Sisters of St. Francis Health Services, Inc. (Barclays Bank PLC LOC),
1.57%, 7/2/18(1) (2)	6,885	6,885
Indianapolis Economic Development Variable Revenue Refunding Bonds, Brookhaven County Line Apartments Project (U.S. Bank N.A. LOC),
1.65%, 7/2/18(1) (2)	12,100	12,100

		26,785

Iowa - 3.4%
Iowa State Finance Authority Community Variable Revenue Bonds, Wesley Retirement Services (Bank of America N.A. LOC),
1.52%, 7/10/18(1) (2)	5,300	5,300
Iowa State Finance Authority Educational Facilities Variable Revenue Bonds, Holy Family Catholic Schools (U.S. Bank N.A. LOC),
1.54%, 7/2/18(1) (2)	2,000	2,000
Iowa State Finance Authority Variable Revenue Bonds, Wesley Retirement Services (Bank of America N.A. LOC),
1.52%, 7/10/18(1) (2)	3,345	3,345
Iowa State Higher Education Loan Authority Private College Facilities Variable Refunding Revenue Bonds, Loras College Project (Bank of America N.A. LOC),
1.55%, 7/2/18(1) (2)	3,860	3,860
Iowa State Higher Education Loan Authority Private College Facilities Variable Revenue Bonds (Bank of America N.A. LOC),
1.55%, 7/2/18(1) (2)	2,500	2,500

NORTHERN FUNDS QUARTERLY REPORT    3    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 101.2% continued
Iowa - 3.4% continued
Iowa State Higher Education Loan Authority Private College Facilities Variable Revenue Bonds, Loras College Project (Bank of America N.A. LOC),
1.55%, 7/2/18(1) (2)	$5,050	$5,050
Iowa State Higher Education Loan Authority Variable Revenue Bonds, Private College Facilities Des Moines (BMO Harris Bank N.A. LOC),
1.56%, 7/2/18(1) (2)	1,660	1,660
Tender Option Bond Trust Receipts/Certificates Various States Floaters Revenue Bonds, Series 2018-ZM0582,
1.54%, 7/10/18(1) (2) (3)	3,750	3,750

		27,465

Kentucky - 0.2%
Lexington-Fayette Urban County Government Variable Revenue Refunding Bonds, Eastland Parkway (Traditional Bank, Inc. LOC),
1.76%, 7/10/18(1) (2)	1,215	1,215

Louisiana - 4.3%
East Baton Rouge Parish IDB, Inc. Variable Revenue Bonds, Exxon Mobil Project Gulf,
1.60%, 7/2/18(1) (2)	4,000	4,000
East Baton Rouge Parish Sales TRB Variable Revenue Refunding Bonds, Series A, Road and Street Improvements (Citibank N.A. LOC),
1.57%, 7/10/18(1) (2)	10,000	10,000
Louisiana State HFA Variable Revenue Bonds, Canterbury House Apartments (FNMA Insured),
1.50%, 7/10/18(1) (2)	14,670	14,670
Louisiana State Public Facilities Authority Multifamily Variable Revenue Refunding Bonds (FNMA Insured),
1.58%, 7/10/18(1) (2)	6,000	6,000

		34,670

Maryland - 1.7%
Maryland State Health & Higher Educational Facilities Authority Variable Revenue Bonds, Ordenton Christian School (PNC Bank LOC),
1.51%, 7/10/18(1) (2)	3,535	3,535
Montgomery County,
1.59%, 7/11/18	10,000	10,000

		13,535

Massachusetts - 1.2%
Massachusetts State Bay Transportation Authority Senior Sales Tax Variable Revenue Refunding Bonds, Subseries A-1,
1.50%, 7/10/18(1) (2)	10,000	10,000

Michigan - 0.1%
University of Michigan General Variable Revenue Bonds, Series A,
1.50%, 7/2/18(1) (2)	500	500

Minnesota - 3.1%
Minnesota State Higher Education Facilities Authority Variable Revenue Bonds, Concordia University St. Paul, Series 6Q (U.S. Bank N.A. LOC),
1.59%, 7/2/18(1) (2)	5,335	5,335
Minnetonka MFH Variable Revenue Bonds, Tonka on the Creek Project (Bridgewater Bank LOC),
1.59%, 7/10/18(1) (2)	3,460	3,460
Minnetonka MFH Variable Revenue Refunding Bonds, Minnetonka Hills Apartments (FNMA Insured),
1.60%, 7/10/18(1) (2)	295	295
Oak Park Heights Multi-Family Variable Revenue Refunding Bonds, Boutwells Landing,
1.50%, 7/10/18(1) (2)	10,080	10,080
Owatonna Housing Revenue Variable Revenue Refunding Bonds, Second Century Project (Bridgewater Bank LOC),
1.62%, 7/10/18(1) (2)	2,055	2,055
Saint Louis Park MFH Variable Revenue Bonds, Shoreham Project (Bridgewater Bank LOC),
1.59%, 7/10/18(1) (2)	3,700	3,700

		24,925

MONEY MARKET FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 101.2% continued
Mississippi - 1.9%
Mississippi State Business Finance Commission Gulf Opportunity Zone Revenue Bonds, Series G, Chevron USA, Inc. Project,
1.53%, 7/2/18(1) (2)	$400	$400
Mississippi State Business Finance Commission Gulf Opportunity Zone Variable Revenue Bonds, Series A, Chevron U.S.A., Inc. Project,
1.53%, 7/2/18(1) (2)	7,320	7,320
Mississippi State Business Finance Commission Gulf Opportunity Zone Variable Revenue Bonds, Series B, Chevron U.S.A., Inc. Project,
1.65%, 7/2/18(1) (2)	1,900	1,900
Mississippi State Business Finance Commission Gulf Opportunity Zone Variable Revenue Bonds, Series C, Chevron U.S.A., Inc. Project,
1.53%, 7/2/18(1) (2)	1,230	1,230
Mississippi State Business Finance Commission Gulf Opportunity Zone Variable Revenue Bonds, Series D, Chevron U.S.A., Inc. Project,
1.62%, 7/2/18(1) (2)	4,000	4,000

		14,850

Missouri - 3.0%
Bridgeton IDA Variable Revenue Bonds, Stolze Printing Project (Carrollton Bank LOC),
1.58%, 7/10/18(1) (2)	1,900	1,900
Missouri State Health & Educational Facilities Authority Health Facilities Variable Revenue Bonds, Bethesda Health Group I (Bank of America N.A. LOC),
1.55%, 7/2/18(1) (2)	1,000	1,000
Platte County IDA Adjustable Revenue Refunding Bonds, Wexford Housing Project,
1.58%, 7/10/18(1) (2)	5,335	5,335
Saint Charles County IDA Variable Revenue Refunding Bonds, Casalon Apartments Project (FNMA Insured),
1.52%, 7/10/18(1) (2)	5,330	5,330
Saint Joseph IDA Health Facilities Variable Revenue Bonds, Heartland Regional Medical Center (U.S. Bank N.A. LOC),
1.55%, 7/2/18(1) (2)	8,400	8,400
Saint Louis IDA Variable Revenue Bonds, Mid-America Transplant Services Project (BMO Harris Bank N.A. LOC),
1.59%, 7/2/18(1) (2)	1,955	1,955

		23,920

Nevada - 0.2%
Clark County Airport System Variable Revenue Bonds, Series D-2B, Subordinate Lien (Royal Bank of Canada LOC),
1.49%, 7/10/18(1) (2)	1,300	1,300

NewJersey - 0.6%
Hudson County Improvements Authority Revenue Notes, Series C-1 (County Gtd.),
2.25%, 10/18/18	1,000	1,003
RBC Municipal Products, Inc. Trust Revenue Bonds, Series E-102, Floater Certificates (Royal Bank of Canada LOC),
1.54%, 7/10/18(1) (2) (3)	4,000	4,000

		5,003

New York - 9.0%
Metropolitan Transportation Authority Variable Revenue Bonds, Subseries E-1 (U.S. Bank N.A. LOC),
1.55%, 7/2/18(1) (2)	4,000	4,000
Metropolitan Transportation Authority Variable Revenue Bonds, Subseries E-2 (Bank of America N.A. LOC),
1.46%, 7/10/18(1) (2)	2,000	2,000
New York Adjustable G.O. Unlimited Bonds, Series I, Subseries I-4 (TD Bank N.A. LOC),
1.54%, 7/2/18(1) (2)	1,000	1,000
New York Adjustable G.O. Unlimited Bonds, Series I, Subseries I-8,
1.55%, 7/2/18(1) (2)	4,100	4,100

NORTHERN FUNDS QUARTERLY REPORT    5    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 101.2% continued
New York - 9.0% continued
New York City Housing Development Corp. Multi-Family Mortgage Variable Revenue Bonds, 245 East 124th Street (Non AMT) (FHLMC Insured),
1.50%, 7/10/18(1) (2)	$4,600	$4,600
New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, Series BB-5, Fiscal 2008, Second Generation Resolution,
1.51%, 7/2/18(1) (2)	1,510	1,510
New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, Series DD-3A, Fiscal 2008, Second Generation Resolution,
1.55%, 7/2/18(1) (2)	2,600	2,600
New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, Series DD-3B, Second Generation,
1.55%, 7/2/18(1) (2)	4,000	4,000
New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, Series F-1,
1.67%, 7/2/18(1) (2)	1,000	1,000
New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, Subseries A-2,
1.51%, 7/2/18(1) (2)	1,300	1,300
New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, Subseries F-2 (Citibank N.A. LOC),
1.55%, 7/2/18(1) (2)	1,000	1,000
New York City Municipal Water Finance Authority Water & Sewer System Variable General Resolution Revenue Bonds, Subseries FF-1,
1.59%, 7/2/18(1) (2)	3,600	3,600
New York City Transitional Finance Authority Adjustable Future Tax Secured Adjustable Revenue Bonds, Subseries A-3,
1.59%, 7/2/18(1) (2)	1,800	1,800
New York City Transitional Finance Authority Adjustable Future Tax Secured Adjustable Revenue Bonds, Subseries A-4,
1.55%, 7/2/18(1) (4)	1,600	1,600
New York City Transitional Finance Authority Adjustable Future Tax Secured Adjustable Revenue Bonds, Subseries D-3,
1.67%, 7/2/18(1) (2)	1,000	1,000
New York City Transitional Finance Authority Adjustable Future Tax Secured Subordinated Adjustable Revenue Bonds,
1.60%, 7/2/18(1) (2)	5,000	5,000
New York City Transitional Finance Authority Adjustable Future Tax Secured Variable Convertible Revenue Bonds (Multi Modal Bonds),
1.54%, 7/2/18(1) (2)	3,850	3,850
New York State HFA Revenue Bonds, Series S, 19 India Street (JPMorgan Chase Bank N.A. LOC),
1.53%, 7/10/18(1) (2)	2,320	2,320
New York State HFA Variable Housing Revenue Bonds, 100 Maiden Lane (FNMA Insured),
1.50%, 7/10/18(1) (2)	1,000	1,000
New York State HFA Variable Housing Revenue Bonds, 316 11th Avenue (FNMA Insured),
1.54%, 7/10/18(1) (2)	1,100	1,100
New York State HFA Variable Revenue Bonds, Maestro West Chelsea Housing Project (Wells Fargo Bank N.A. LOC),
1.53%, 7/10/18(1) (2)	4,100	4,100
New York State Mortgage Agency Homeowner Mortgage Revenue Bonds, Series 159 (Non AMT),
1.56%, 7/10/18(1) (2)	500	500
New York State Mortgage Agency Homeowner Mortgage Revenue Bonds, Series 207 (Non ACE),
1.55%, 7/10/18(1) (2)	9,000	9,000

MONEY MARKET FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 101.2% continued
New York - 9.0% continued
New York Variable G.O. Unlimited Bonds, Subseries A-3 (Mizuho Bank Ltd. LOC),
1.67%, 7/2/18(1) (2)	$1,400	$1,400
New York Variable G.O. Unlimited Bonds, Subseries L-4 (U.S. Bank N.A. LOC),
1.55%, 7/2/18(1) (2)	1,485	1,485
Triborough Bridge & Tunnel Authority General Variable Revenue Refunding Bonds, Series C (State Street B&T LOC),
1.55%, 7/2/18(1) (2)	7,000	7,000

		71,865

North Carolina - 1.5%
Forsyth County Industrial Facilities & Pollution Control Financing Authority Variable Revenue Bonds, Recreational Facilities-YWCA Winston (Branch Banking & Trust Co. LOC),
1.51%, 7/10/18(1) (2)	11,670	11,670

Ohio - 1.6%
Allen County Hospital Facilities Adjustable Revenue Bonds, Series C, Catholic Health (Union Bank N.A. LOC),
1.64%, 7/2/18(1) (2)	2,800	2,800
Hamilton County Hospital Facilities Variable Revenue Refunding Bonds, Cincinnati Children’s Hospital, (Floating, SIFMA Municipal Swap Index Yield + 0.00%)
1.49%, 7/10/18(2)	7,200	7,200
Ohio State Higher Educational Facility Commission Revenue Bonds, Cleveland Clinic Health System,
1.57%, 7/2/18(1) (2)	2,500	2,500

		12,500

Oregon - 0.0%
Oregon State Facilities Authority Variable Revenue Bonds, Quatama Crossing Housing (FNMA Insured),
1.59%, 7/10/18(1) (2)	300	300

Pennsylvania - 3.5%
Geisinger Authority Health Systems Variable Revenue Bonds, Series B, Geisinger Health System,
1.52%, 7/2/18(1) (2)	5,700	5,700
Lancaster County Hospital Authority Variable Revenue Bonds, Series D, Masonic Homes Project (JPMorgan Chase Bank N.A. LOC),
1.53%, 7/2/18(1) (2)	3,300	3,300
Pennsylvania State Economic Development Financing Authority Exempt Facilities Variable Revenue Bonds, PSEG Power Project (TD Bank N.A. LOC),
1.48%, 7/10/18(1) (2)	3,000	3,000
RBC Municipal Products, Inc. Trust Revenue Bonds, Series E-101, Floater Certificates (Royal Bank of Canada LOC),
1.54%, 7/10/18(1) (2)	5,000	5,000
RBC Municipal Products, Inc. Trust Revenue Bonds, Series E-111 (Royal Bank of Canada LOC),
1.58%, 7/2/18(1) (2)	7,000	7,000
West Cornwall Township Municipal Authority Variable Revenue Bonds, Senior Living Facilities-Lebanon Valley (PNC Bank LOC),
1.51%, 7/10/18(1) (2)	4,400	4,400

		28,400

South Carolina - 3.9%
Greenville Hospital System Board Hospital Facilities Variable Revenue Refunding Bonds, Series B (U.S. Bank N.A. LOC),
1.50%, 7/10/18(1) (2)	3,500	3,500
South Carolina Public Service,
1.48%, 7/2/18	28,000	28,000

		31,500

South Dakota - 0.3%
South Dakota State HDA MFH Variable Revenue Bonds, Country Meadows Apartments Project,
1.51%, 7/10/18(1) (2)	2,500	2,500

NORTHERN FUNDS QUARTERLY REPORT    7    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 101.2% continued
Tennessee - 1.9%
Blount County Public Building Authority Variable Revenue Bonds, Series C-3-A, Local Government Public Improvements (County Gtd.),
1.54%, 7/10/18(1) (2)	$5,400	$5,400
Blount County Public Building Authority Variable Revenue Bonds, Series E-6-A, Local Government Public Improvements (County Gtd.) (Branch Banking & Trust Co. LOC),
1.54%, 7/10/18(1) (2)	110	110
Blount County Public Building Authority Variable Revenue Bonds, Series E-7-A, Local Government Public Improvements (County Gtd.) (Branch Banking & Trust Co. LOC),
1.54%, 7/10/18(1) (2)	2,275	2,275
Knox County Health & Educational Facilities Board Variable Revenue Bonds, Johnson Bible College Project (Home Federal Bank of Tennessee LOC),
1.53%, 7/10/18(1) (2)	1,900	1,900
Sevier County Public Building Authority Variable Revenue Bonds, Series 6-A1, Local Government Public Improvement (County Gtd.),
1.54%, 7/10/18(1) (2)	2,600	2,600
Sevier County Public Building Authority Variable Revenue Bonds, Series V-B-1, Local Government Public Improvement (Branch Banking & Trust Co. LOC),
1.54%, 7/10/18(1) (2)	2,740	2,740

		15,025

Texas - 14.2%
Bexar County Health Facilities Corp. Health Care Revenue Bonds, Series A, El Centro Del Barrio (JPMorgan Chase Bank N.A. LOC),
1.57%, 7/10/18(1) (2)	11,780	11,780
Bexar County HFA Variable Revenue Refunding Bonds, Altamonte Apartments Project (FNMA Insured),
1.58%, 7/10/18(1) (2)	3,100	3,100
Bexar County Housing Finance Corp. Variable Revenue Refunding Bonds, Palisades Park Apartments Project,
1.59%, 7/10/18(1) (2)	3,380	3,380
Brazos Harbor Industrial Development Corp. Variable Revenue Refunding Bonds, BASF Corp. Project,
1.57%, 7/10/18(1) (2)	2,400	2,400
Gulf Coast IDA Variable Revenue Bonds, Exxon Mobil Project,
1.45%, 7/2/18(1) (2)	4,000	4,000
Harris County Cultural Educational Facilities Finance Corp. Variable Revenue Bonds, Subseries C-1, Methodist Hospital,
1.58%, 7/2/18(1) (4)	5,400	5,400
Harris County Cultural Educational Facilities Finance Corp. Variable Revenue Refunding Bonds, Hospital-Memorial Hermann,
1.53%, 7/10/18(1) (2)	6,000	6,000
Harris County Cultural Educational Facilities Finance Corp. Variable Revenue Refunding Bonds, Series A-2, Methodist Hospital,
1.58%, 7/2/18(1) (2)	4,900	4,900
Harris County Hospital District Variable Revenue Refunding Bonds, Senior Lien (JPMorgan Chase Bank N.A. LOC),
1.53%, 7/10/18(1) (2)	2,055	2,055
JP Morgan Chase Putters/Drivers Trust for Harris County Various States Revenue Bonds, Series 5018 (JPMorgan Chase Bank N.A. LOC),
1.60%, 7/2/18(3)	2,000	2,000
Mesquite Independent School District School Building Variable G.O. Unlimited Bonds, Series A (PSF-Gtd.),
1.55%, 7/10/18(1) (2)	2,250	2,250
Northwest Independent School District Variable G.O. Unlimited Bonds (PSF-Gtd.),
1.55%, 7/10/18(1) (2)	500	500

MONEY MARKET FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 101.2% continued
Texas - 14.2% continued
Port Arthur Navigation District Industrial Development Corp. Exempt Facilities Variable Revenue Bonds, Series A, Total Petrochemicals,
1.56%, 7/10/18(1) (2)	$5,000	$5,000
Port Arthur Navigation District Industrial Development Corp. Exempt Facilities Variable Revenue Bonds, Total Petrochemicals,
1.56%, 7/10/18(1) (2)	14,100	14,100
San Antonio Housing Finance Corp. MFH Variable Revenue Bonds, Artisan San Pedro Apartments (FHLMC LOC),
1.52%, 7/10/18(1) (2)	11,200	11,200
Texas State Department of Housing & Community Affairs MFH Variable Revenue Bonds, Costa Mariposa Apartments,
1.52%, 7/10/18(1) (2)	7,100	7,100
Texas State TRANS,
4.00%, 8/30/18	17,450	17,537
Texas State Veterans Variable G.O. Unlimited Bonds,
1.60%, 7/10/18(1) (2)	4,400	4,400
University of North,
1.35%, 7/19/18	6,500	6,500

		113,602

Utah - 1.9%
Murray City Hospital Variable Rate Demand Hospital Revenue Bonds, IHC Health Services Inc., Series B,
1.51%, 7/10/18(1) (2)	2,200	2,200
Murray City Hospital Variable Rate Demand Hospital Revenue Bonds, IHC Health Services Inc., Series C,
1.55%, 7/2/18(1) (2)	5,100	5,100
Utah State Corp. MFH Variable Revenue Bonds, Florentine Villas (FHLMC LOC),
1.52%, 7/10/18(1) (2)	8,080	8,080

		15,380

Virginia - 2.1%
Albemarle County EDA Hospital Variable Revenue Refunding Bonds, Sentara Martha Jeffers,
1.55%, 7/2/18(1) (2)	5,000	5,000
1.52%, 7/10/18(1) (2)	5,000	5,000
Lynchburg EDA Hospital Variable Revenue Refunding Bonds, Centra Health Obligated (Branch Banking & Trust Co. LOC),
1.55%, 7/2/18(1) (2)	3,500	3,500
Virginia State Small Business Financing Authority Variable Revenue Refunding Funds, Virginia State University Real Estate (Bank of America N.A.LOC),
1.61%, 7/2/18(1) (2)	3,115	3,115

		16,615

Washington - 0.8%
Washington State Higher Educational Facilities Authority Variable Revenue Bonds, Whitman College Project,
1.50%, 7/10/18(1) (2)	3,060	3,060
Washington State Housing Finance Commission Variable Revenue Bonds, Draw Down Redmond Ridge (FHLB Insured),
1.53%, 7/10/18(1) (2)	3,500	3,500
Washington State Housing Finance Commission Variable Revenue Refunding Bonds, Olympic Heights Apartments (FNMA Insured),
1.50%, 7/10/18(1) (2)	100	100

		6,660

Wisconsin - 0.1%
Sun Prairie Development Variable Revenue Bonds, YMCA Dane County Project (U.S. Bank N.A. LOC),
1.51%, 7/10/18(1) (2)	485	485

Wyoming - 0.6%
Uinta County Pollution Control Adjustable Revenue Refunding Bonds, Chevron USA, Inc. Project,
1.53%, 7/2/18(1) (2)	4,500	4,500

NORTHERN FUNDS QUARTERLY REPORT    9    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 101.2% continued
Municipal States Pooled Securities - 0.5%
Tender Option Bond Trust Receipts/Certificates Various States Floaters Revenue Bonds, Series 2017-XM0492
1.54%, 7/10/18(1) (2) (3)	$4,250,000	$4,250

Total Municipal Investments (Cost $810,285)		810,285

Total Investments - 101.2% (Cost $810,285)		810,285

Liabilities less Other Assets - (1.2%)		(9,489)

NET ASSETS - 100.0%		$800,796

(1)

Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

(2)

Variable rate security. Rate as of June 30, 2018 is disclosed. Maturity date represents the date when principal payments may be due, taking into account any call options exercised and any permissible maturity shortening features.

(3)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(4)

Variable rate security. Rate as of June 30, 2018 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

Percentages shown are based on Net Assets.

At June 30, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF TOTAL INVESTMENTS
Hospital	21.9%
Housing	17.8
State	11.4
Transportation	8.0
University	6.3
All other sectors less than 5%	34.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of June 30, 2018:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Municipal Money Market Fund(1)	$—	$810,285	$—	$810,285

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2018, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2018.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

EDA - Economic Development Authority

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

MONEY MARKET FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

HDA - Housing Development Authority

HFA - Housing Finance Authority

IDA - Industrial Development Authority

IDB - Industrial Development Board

LOC - Letter of Credit

MFH - Multifamily Housing

PCR - Pollution Control Revenue

PSF - Permanent School Fund

SFM - Single Family Mortgage

SIFMA - Securities Industry And Financial Markets Association

TRANS - Tax Revenue Anticipation Notes

TRB - Tax Revenue Bonds

NORTHERN FUNDS QUARTERLY REPORT    11    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND	JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 37.8%(1)
Federal Farm Credit Bank - 8.3%
FFCB Bonds, 1.23%, 7/27/18	$12,000	$12,000
1.25%, 8/10/18	12,000	12,000
2.30%, 6/11/19	35,000	34,978
FFCB Discount Notes, 1.27%, 7/12/18(2)	8,000	7,997
1.28%, 7/16/18(2)	8,000	7,996
1.26%, 7/25/18(2)	23,000	22,981
1.60%, 9/24/18(2)	22,000	21,918
1.61%, 10/29/18(2)	17,000	16,910
2.00%, 11/20/18(2)	20,000	19,845
1.83%, 1/4/19(2)	12,000	11,888
2.07%, 1/16/19(2)	20,000	19,774
2.24%, 2/21/19(2)	12,000	11,827
2.25%, 3/11/19(2)	8,000	7,872
2.26%, 3/19/19(2)	5,000	4,919
2.28%, 3/22/19(2)	11,000	10,818
2.26%, 3/28/19(2)	15,000	14,749
2.18%, 4/5/19(2)	5,000	4,917
2.17%, 4/9/19(2)	16,000	15,724
2.27%, 4/9/19(2)	20,000	19,655
2.26%, 4/10/19(2)	12,000	11,790
2.26%, 4/12/19(2)	3,000	2,947
2.26%, 4/18/19(2)	19,000	18,657
2.28%, 4/25/19(2)	26,000	25,516
2.29%, 5/8/19(2)	20,000	19,609
2.30%, 5/28/19(2)	20,000	19,582
FFCB Notes,
(Floating, ICE LIBOR USD 1M - 0.07%)
1.91%, 7/1/18(3)	35,000	35,000
(Floating, U.S. Federal Funds - 0.01%)
1.90%, 7/2/18(3)	75,000	74,991
(Floating, ICE LIBOR USD 1M - 0.09%)
1.92%, 7/2/18(3)	80,000	79,992
(Floating, U.S. Federal Funds + 0.02%)
1.93%, 7/2/18(3)	8,000	7,999
(Floating, ICE LIBOR USD 1M - 0.06%)
1.94%, 7/2/18(3)	40,000	40,000
(Floating, U.S. Federal Funds + 0.03%)
1.95%, 7/2/18(3)	55,000	54,996
(Floating, U.S. Federal Funds + 0.13%)
2.04%, 7/2/18(3)	55,000	55,000
(Floating, U.S. Federal Funds + 0.15%)
2.06%, 7/2/18(3)	20,000	19,994
(Floating, U.S. Federal Funds + 0.24%)
2.15%, 7/2/18(3)	6,000	6,000
(Floating, U.S. Federal Funds + 0.25%)
2.16%, 7/2/18(3)	36,000	35,999
(Floating, ICE LIBOR USD 1M - 0.10%)
1.91%, 7/3/18(3)	38,000	37,999
(Floating, ICE LIBOR USD 1M - 0.07%)
1.93%, 7/3/18(3)	50,000	49,999
(Floating, ICE LIBOR USD 1M + 0.11%)
2.16%, 7/12/18(4)	9,000	9,000
(Floating, ICE LIBOR USD 1M - 0.08%)
1.97%, 7/13/18(3)	130,000	129,989
(Floating, ICE LIBOR USD 1M - 0.08%)
2.00%, 7/16/18(3)	40,000	40,000
(Floating, ICE LIBOR USD 1M - 0.09%)
1.99%, 7/20/18(3)	120,000	120,000
(Floating, ICE LIBOR USD 1M - 0.04%)
2.05%, 7/20/18(3)	85,000	85,000
(Floating, ICE LIBOR USD 1M - 0.07%)
2.03%, 7/23/18(3)	30,000	29,999

		1,288,826

Federal Home Loan Bank - 28.3%
FHLB Bonds,
0.63%, 8/7/18	40,000	39,973
1.25%, 8/7/18	22,950	22,949
FHLB Discount Notes,
1.27%, 8/2/18(2)	15,000	14,983
1.27%, 8/3/18(2)	104,000	103,881
1.89%, 8/15/18(2)	178,500	178,077
1.93%, 8/27/18(2)	40,000	39,878
1.94%, 9/7/18(2)	117,000	116,574
1.95%, 9/10/18(2)	60,000	59,770
1.93%, 9/14/18(2)	64,000	63,743
1.94%, 9/19/18(2)	64,000	63,726
1.95%, 9/27/18(2)	200,000	199,048
1.96%, 9/27/18(2)	97,000	96,538
1.98%, 9/27/18(2)	100,000	99,524
1.92%, 9/28/18(2)	37,000	36,824
1.94%, 9/28/18(2)	190,000	189,094
1.94%, 10/9/18(2)	85,000	84,543
1.91%, 10/10/18(2)	68,000	67,639
1.96%, 11/2/18(2)	20,000	19,867
2.16%, 1/17/19(2)	25,000	24,703
2.28%, 4/24/19(2)	30,000	29,443

NORTHERN FUNDS QUARTERLY REPORT    1    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 37.8%(1) continued
Federal Home Loan Bank - 28.3% continued
FHLB Notes,
(Floating, ICE LIBOR USD 1M - 0.15%)
1.84%, 7/1/18(3)	$150,000	$150,000
(Floating, ICE LIBOR USD 1M - 0.13%)
1.85%, 7/1/18(3)	147,000	146,998
(Floating, ICE LIBOR USD 1M - 0.14%)
1.86%, 7/3/18(4)	95,000	95,000
(Floating, ICE LIBOR USD 1M - 0.08%)
1.92%, 7/4/18(3)	110,000	110,000
(Floating, ICE LIBOR USD 1M - 0.14%)
1.87%, 7/5/18(4)	125,000	125,000
(Floating, ICE LIBOR USD 1M - 0.13%)
1.88%, 7/5/18(3)	235,000	235,000
(Floating, ICE LIBOR USD 3M - 0.16%)
2.16%, 7/5/18(3)	19,285	19,310
(Floating, ICE LIBOR USD 1M - 0.09%)
1.96%, 7/11/18(3)	55,000	55,000
(Floating, ICE LIBOR USD 1M - 0.09%)
1.98%, 7/15/18(3)	80,000	80,000
(Floating, ICE LIBOR USD 1M - 0.13%)
1.96%, 7/16/18(4)	119,000	119,000
(Floating, ICE LIBOR USD 1M - 0.09%)
2.00%, 7/17/18(3)	95,000	95,000
(Floating, ICE LIBOR USD 1M - 0.09%)
2.00%, 7/18/18(3)	20,000	20,000
(Floating, ICE LIBOR USD 1M - 0.10%)
1.98%, 7/20/18(3)	105,000	105,000
(Floating, ICE LIBOR USD 1M - 0.08%)
2.00%, 7/20/18(3)	88,000	88,000
(Floating, ICE LIBOR USD 1M - 0.14%)
1.95%, 7/21/18(3)	56,000	56,000
(Floating, ICE LIBOR USD 1M - 0.11%)
1.97%, 7/22/18(3)	110,000	110,000
(Floating, ICE LIBOR USD 1M - 0.04%)
2.06%, 7/23/18(3)	26,000	26,000
(Floating, ICE LIBOR USD 1M - 0.15%)
1.95%, 7/24/18(4)	115,000	115,000
(Floating, ICE LIBOR USD 1M - 0.14%)
1.95%, 7/24/18(3)	56,000	56,000
(Floating, ICE LIBOR USD 1M - 0.15%)
1.95%, 7/25/18(4)	385,000	385,000
(Floating, ICE LIBOR USD 1M - 0.13%)
1.96%, 7/25/18(3)	135,000	135,000
(Floating, ICE LIBOR USD 1M - 0.12%)
1.97%, 7/25/18(3)	150,000	150,000
(Floating, ICE LIBOR USD 1M - 0.15%)
1.95%, 7/26/18(3)	67,000	67,000
(Floating, ICE LIBOR USD 3M - 0.21%)
2.13%, 9/25/18(3)	205,000	205,000
(Floating, ICE LIBOR USD 3M - 0.12%)
2.22%, 9/26/18(4)	107,000	107,000

		4,406,085

Federal Home Loan Mortgage Corporation - 1.2%
FHLMC Notes,
(Floating, ICE LIBOR USD 3M - 0.23%)
2.12%, 7/17/18(4)	103,000	103,000
(Floating, ICE LIBOR USD 3M - 0.25%)
2.11%, 7/25/18(4)	80,000	80,000

		183,000

Total U.S. Government Agencies (Cost $5,877,911)		5,877,911

U.S. GOVERNMENT OBLIGATIONS - 19.6%
U.S. Treasury Bills - 1.5%
1.89%, 9/13/18(2)	173,000	172,317
2.29%, 5/23/19(2)	65,000	63,661

		235,978

U.S. Treasury Bonds - 0.4%
2.75%, 2/15/19	60,000	60,189

U.S. Treasury Floating Rate Notes - 2.5%
(Floating, U.S. Treasury 3M Bill MMY + 0.14%)
2.05%, 7/3/18(3)	150,000	149,990
(Floating, U.S. Treasury 3M Bill MMY + 0.17%)
2.08%, 7/31/18(3)	15,000	15,000
(Floating, U.S. Treasury 3M Bill MMY + 0.17%)
2.08%, 10/31/18(3)	91,000	90,996
(Floating, U.S. Treasury 3M Bill MMY + 0.06%)
1.97%, 7/31/19(3)	58,000	58,003
(Floating, U.S. Treasury 3M Bill MMY + 0.00%)
1.91%, 1/31/20(3)	70,000	69,946

		383,935

U.S. Treasury Notes - 15.2%
1.00%, 8/15/18	156,000	155,945
0.75%, 8/31/18	100,000	99,906
1.50%, 8/31/18	212,000	212,037
1.38%, 9/30/18	100,000	99,843

MONEY MARKET FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 19.6% continued
U.S. Treasury Notes - 15.2% continued
0.75%, 10/31/18	$225,000	$224,101
1.25%, 10/31/18	275,000	274,366
1.75%, 10/31/18	65,000	64,961
1.25%, 11/15/18	118,000	117,728
1.25%, 11/30/18	215,000	214,574
1.38%, 11/30/18	88,000	87,904
1.13%, 1/15/19	120,000	119,430
1.13%, 2/28/19	120,000	119,133
1.38%, 2/28/19	79,000	78,587
1.50%, 2/28/19	90,000	89,588
1.63%, 3/31/19	95,000	94,533
1.25%, 4/30/19	123,000	121,967
1.63%, 4/30/19	145,000	144,150
3.13%, 5/15/19	50,000	50,352

		2,369,105

Total U.S. Government Obligations (Cost $3,049,207)		3,049,207

Investments, at Amortized Cost ( $8,927,118)		8,927,118

REPURCHASE AGREEMENTS - 42.8%
Joint Repurchase Agreements - 0.5%(5) (6)
Bank of America Securities LLC, dated 6/29/18, repurchase price $35,328
1.84%, 7/6/18	35,315	35,315
Societe Generale, New York Branch, dated 6/29/18, repurchase price $35,330
2.10%, 7/6/18	35,315	35,315

		70,630

Repurchase Agreements - 42.3%(7)
BNP Paribas S.A., dated 6/25/18, repurchase price $475,891
1.93%, 7/30/18	475,000	475,000
BNY Mellon Capital Markets LLC, dated 6/29/18, repurchase price $700,124
2.12%, 7/2/18	700,000	700,000
Citigroup Global Markets, Inc., dated 6/29/18, repurchase price $66,013
2.10%, 7/2/18	66,001	66,001
ING Financial Markets LLC, dated 6/29/18, repurchase price $500,088
2.12%, 7/2/18	500,000	500,000
Nomura Securities International, Inc., dated 6/29/18, repurchase price $2,575,453
2.11%, 7/2/18	2,575,000	2,575,000
RBS Securities, Inc., dated 6/27/18, repurchase price $1,250,396
1.90%, 7/3/18	1,250,000	1,250,000
RBS Securities, Inc., dated 6/28/18, repurchase price $250,093
1.92%, 7/5/18	250,000	250,000
RBS Securities, Inc., dated 6/29/18, repurchase price $125,022
2.11%, 7/2/18	125,000	125,000
RBS Securities, Inc., dated 6/29/18, repurchase price $140,025
2.10%, 7/2/18	140,000	140,000
Royal Bank of Canada, Toronto Branch, dated 6/28/18, repurchase price $500,188
1.93%, 7/5/18	500,000	500,000

		6,581,001

Total Repurchase Agreements (Cost $6,651,631)		6,651,631

Total Investments - 100.2% (Cost $15,578,749)		15,578,749

Liabilities less Other Assets - (0.2%)		(36,249)

NET ASSETS - 100.0%		$15,542,500

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)

Variable rate security. Rate as of June 30, 2018 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(4)	Variable rate security. Rate as of June 30, 2018 is disclosed.
(5)	Interest rates are reset daily and interest is payable monthly. Rates are determined based on technical market conditions, which currently are driven by supply and demand.
(6)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NORTHERN FUNDS QUARTERLY REPORT    3    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND continued

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Notes	$71,798	0.13% - 2.13%	1/15/19 - 4/15/19

(7)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLB	$291,968	0.00% - 4.75%	7/2/18 - 8/25/31
FHLMC	$856,895	0.00% - 10.00%	7/15/18 - 6/1/48
FNMA	$1,094,367	0.00% - 7.25%	7/20/18 - 6/1/48
GNMA	$236,119	2.50% - 10.00%	1/15/19 -6/20/48
TVA	$3,006	3.50%	12/15/42
U.S. Treasury Bills	$96,406	0.00%	7/12/18 - 5/23/19
U.S. Treasury Bonds	$1,544,394	0.00% - 8.75%	8/15/18 - 5/15/48
U.S. Treasury Notes	$2,552,492	0.13% - 3.63%	6/30/18 - 5/15/28

Total	$6,675,647

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of June 30, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Money Market Fund(1)	$—	$15,578,749	$—	$15,578,749

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2018, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2018.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

3M - 3 Month

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

ICE LIBOR - Intercontinental Exchange London Interbank Offered Rate

MMY - Money Market Yield

TVA - Tennessee Valley Authority

USD - United States Dollar

MONEY MARKET FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND	JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 45.4%(1)
Federal Farm Credit Bank - 14.0%
FFCB Bonds,
1.23%, 7/27/18	$3,000	$3,000
1.25%, 8/10/18	11,000	11,000
2.30%, 6/11/19	7,000	6,995
FFCB Discount Notes,
1.27%, 7/12/18(2)	2,000	1,999
1.28%, 7/16/18(2)	2,000	1,999
1.53%, 7/16/18(2)	10,000	9,994
1.85%, 7/16/18(2)	30,000	29,977
1.83%, 7/23/18(2)	10,000	9,989
1.26%, 7/25/18(2)	5,000	4,996
1.89%, 7/26/18(2)	5,000	4,993
1.78%, 7/30/18(2)	5,000	4,993
1.89%, 8/2/18(2)	20,000	19,967
1.39%, 8/23/18(2)	11,000	10,978
1.60%, 9/24/18(2)	5,000	4,981
1.50%, 10/1/18(2)	10,000	9,962
1.53%, 10/10/18(2)	10,000	9,958
2.00%, 10/11/18(2)	25,000	24,860
1.61%, 10/29/18(2)	4,000	3,979
2.07%, 11/8/18(2)	1,000	993
2.00%, 11/20/18(2)	5,000	4,961
2.12%, 11/30/18(2)	3,000	2,973
2.11%, 12/4/18(2)	5,000	4,955
2.12%, 12/4/18(2)	2,000	1,982
1.83%, 1/4/19(2)	3,000	2,970
2.18%, 1/4/19(2)	2,000	1,980
2.07%, 1/16/19(2)	5,000	4,944
2.23%, 2/8/19(2)	4,000	3,946
2.24%, 2/21/19(2)	3,000	2,957
2.25%, 3/11/19(2)	2,000	1,969
2.26%, 3/19/19(2)	1,000	984
2.28%, 3/22/19(2)	2,000	1,967
2.26%, 3/28/19(2)	3,000	2,950
2.18%, 4/5/19(2)	1,000	983
2.17%, 4/9/19(2)	3,000	2,950
2.26%, 4/12/19(2)	3,000	2,947
2.26%, 4/18/19(2)	4,000	3,928
2.28%, 4/25/19(2)	6,000	5,888
2.29%, 5/8/19(2)	5,000	4,902
2.30%, 5/28/19(2)	5,000	4,896
FFCB Notes,
(Floating, ICE LIBOR USD 1M - 0.07%)
1.91%, 7/1/18(3)	8,000	8,000
(Floating, U.S. Federal Funds - 0.01%)
1.90%, 7/2/18(3)	3,000	2,999
(Floating, U.S. Federal Funds - 0.01%)
1.90%, 7/2/18(3)	15,000	14,998
(Floating, ICE LIBOR USD 1M - 0.09%)
1.92%, 7/2/18(3)	20,000	19,998
(Floating, U.S. Federal Funds + 0.02%)
1.93%, 7/2/18(3)	2,000	2,000
(Floating, ICE LIBOR USD 1M - 0.06%)
1.94%, 7/2/18(3)	10,000	10,000
(Floating, U.S. Federal Funds + 0.03%)
1.95%, 7/2/18(3)	15,000	14,999
(Floating, U.S. Federal Funds + 0.13%)
2.04%, 7/2/18(3)	25,000	25,000
(Floating, U.S. Federal Funds + 0.15%)
2.06%, 7/2/18(3)	5,000	4,999
(Floating, U.S. Federal Funds + 0.24%)
2.15%, 7/2/18(3)	1,000	1,000
(Floating, U.S. Federal Funds + 0.25%)
2.16%, 7/2/18(3)	5,000	5,000
(Floating, ICE LIBOR USD 1M - 0.10%)
1.91%, 7/3/18(3)	8,000	8,000
(Floating, ICE LIBOR USD 1M - 0.07%)
1.93%, 7/3/18(3)	10,000	10,000
(Floating, ICE LIBOR USD 1M + 0.11%)
2.16%, 7/12/18(4)	8,000	8,000
(Floating, ICE LIBOR USD 1M - 0.08%)
1.97%, 7/13/18(3)	30,000	29,997
(Floating, ICE LIBOR USD 1M - 0.08%)
2.00%, 7/16/18(3)	10,000	10,000
(Floating, ICE LIBOR USD 1M - 0.09%)
1.99%, 7/20/18(3)	35,000	35,000
(Floating, ICE LIBOR USD 1M - 0.04%)
2.05%, 7/20/18(3)	20,000	20,000
(Floating, ICE LIBOR USD 1M - 0.07%)
2.03%, 7/23/18(3)	10,000	10,000
(Floating, ICE LIBOR USD 1M -0.08%)
2.01%, 7/25/18(3)	24,000	23,999

		505,634

Federal Home Loan Bank - 31.1%
FHLB Bonds,
0.63%, 8/7/18	10,000	9,993
FHLB Discount Notes,
1.81%, 7/24/18(2)	35,000	34,958
1.27%, 8/3/18(2)	22,000	21,966
1.88%, 8/3/18(2)	60,000	59,907

NORTHERN FUNDS QUARTERLY REPORT    1    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 45.4%(1) continued
Federal Home Loan Bank - 31.1% continued
1.87%, 8/14/18(2)	$75,000	$74,829
1.89%, 8/15/18(2)	25,000	24,940
1.92%, 8/15/18(2)	75,000	74,821
1.93%, 8/27/18(2)	10,000	9,969
1.96%, 9/7/18(2)	26,000	25,905
1.95%, 9/10/18(2)	15,000	14,943
1.93%, 9/14/18(2)	14,000	13,944
1.94%, 9/19/18(2)	24,000	23,897
1.94%, 9/21/18(2)	17,500	17,423
1.96%, 9/21/18(2)	30,000	29,868
1.95%, 9/27/18(2)	50,000	49,762
1.96%, 9/27/18(2)	20,000	19,905
1.99%, 9/27/18(2)	20,000	19,905
1.92%, 9/28/18(2)	8,000	7,962
1.94%, 9/28/18(2)	45,000	44,785
1.94%, 10/9/18(2)	20,000	19,893
1.91%, 10/10/18(2)	16,000	15,915
1.96%, 11/2/18(2)	5,000	4,967
2.28%, 4/24/19(2)	5,000	4,907
FHLB Notes,
(Floating, ICE LIBOR USD 1M - 0.13%)
1.85%, 7/1/18(3)	31,000	31,000
(Floating, ICE LIBOR USD 1M - 0.14%)
1.86%, 7/3/18(4)	20,000	20,000
(Floating, ICE LIBOR USD 1M - 0.08%)
1.92%, 7/4/18(3)	25,000	25,000
(Floating, ICE LIBOR USD 1M - 0.14%)
1.87%, 7/5/18(4)	25,000	25,000
(Floating, ICE LIBOR USD 1M - 0.09%)
1.92%, 7/6/18(3)	25,000	25,000
(Floating, ICE LIBOR USD 1M - 0.09%)
1.96%, 7/11/18(3)	15,000	15,000
(Floating, ICE LIBOR USD 1M - 0.09%)
1.98%, 7/15/18(3)	45,000	45,000
(Floating, ICE LIBOR USD 1M - 0.13%)
1.96%, 7/16/18(4)	23,000	23,000
(Floating, ICE LIBOR USD 1M - 0.09%)
2.00%, 7/17/18(3)	20,000	20,000
(Floating, ICE LIBOR USD 1M - 0.09%)
2.00%, 7/18/18(3)	4,000	4,000
(Floating, ICE LIBOR USD 1M - 0.10%)
1.98%, 7/20/18(3)	25,000	25,000
(Floating, ICE LIBOR USD 1M - 0.08%)
2.00%, 7/20/18(3)	19,000	19,000
(Floating, ICE LIBOR USD 1M - 0.14%)
1.95%, 7/21/18(3)	14,000	14,000
(Floating, ICE LIBOR USD 1M - 0.11%)
1.97%, 7/22/18(3)	25,000	25,000
(Floating, ICE LIBOR USD 1M - 0.15%)
1.95%, 7/24/18(4)	25,000	25,000
(Floating, ICE LIBOR USD 1M - 0.14%)
1.95%, 7/24/18(3)	13,000	13,000
(Floating, ICE LIBOR USD 1M - 0.15%)
1.95%, 7/25/18(4)	30,000	30,000
(Floating, ICE LIBOR USD 1M - 0.13%)
1.96%, 7/25/18(3)	35,000	35,000
(Floating, ICE LIBOR USD 1M - 0.12%)
1.97%, 7/25/18(3)	35,000	35,000
(Floating, ICE LIBOR USD 1M - 0.15%)
1.95%, 7/26/18(3)	16,000	16,000
(Floating, ICE LIBOR USD 3M - 0.21%)
2.13%, 9/25/18(3)	18,000	18,000
(Floating, ICE LIBOR USD 3M - 0.12%)
2.22%, 9/26/18(4)	6,000	6,000

		1,119,364

Tennessee Valley Authority - 0.3%
TVA Bonds,
1.75%, 10/15/18	11,000	11,007

Total U.S. Government Agencies (Cost $1,636,005)		1,636,005

U.S. GOVERNMENT OBLIGATIONS - 17.0%
U.S. Treasury Bills - 1.5%
1.89%, 9/13/18(2)	39,000	38,846
2.29%, 5/23/19(2)	15,000	14,691

		53,537

U.S. Treasury Bonds - 0.3%
2.75%, 2/15/19	10,000	10,032

U.S. Treasury Floating Rate Notes - 3.2%
(Floating, U.S. Treasury 3M BillMMY + 0.00%)
1.91%, 7/2/18(3)	20,000	19,984
(Floating, U.S. Treasury 3M BillMMY + 0.06%)
1.97%, 7/2/18(3)	12,000	12,001
(Floating, U.S. Treasury 3M BillMMY + 0.17%)
2.08%, 7/2/18(3)	43,000	43,004

MONEY MARKET FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 17.0% continued
U.S. Treasury Floating Rate Notes - 3.2% continued
(Floating, U.S. Treasury 3M Bill MMY + 0.17%)
2.08%, 7/2/18(3)	$21,000	$20,999
(Floating, U.S. Treasury 3M Bill MMY + 0.14%)
2.05%, 7/3/18(3)	20,000	19,999

		115,987

U.S. Treasury Notes - 12.0%
2.25%, 7/31/18	7,000	7,005
1.00%, 8/15/18	31,000	30,989
1.50%, 8/31/18	36,000	36,004
1.38%, 9/30/18	25,000	24,961
0.75%, 10/31/18	25,000	24,902
1.25%, 10/31/18	45,000	44,898
1.75%, 10/31/18	30,000	29,978
1.25%, 11/15/18	28,000	27,935
1.25%, 11/30/18	53,000	52,899
1.38%, 11/30/18	23,000	22,974
1.13%, 1/15/19	12,000	11,958
1.13%, 2/28/19	20,000	19,852
1.38%, 2/28/19	8,000	7,959
1.50%, 2/28/19	20,000	19,908
1.63%, 3/31/19	20,000	19,902
1.25%, 4/30/19	26,000	25,783
1.63%, 4/30/19	15,000	14,912
3.13%, 5/15/19	10,000	10,070

		432,889

Total U.S. Government Obligations (Cost $612,445)		612,445

Investments, at Amortized Cost ( $2,248,450)		2,248,450

REPURCHASE AGREEMENTS - 37.7%(5)
Repurchase Agreements - 37.7%
Bank of America N.A., dated 6/29/18, repurchase price $450,080
2.12%, 7/2/18	450,000	450,000
Bank of Nova Scotia, dated 6/29/18, repurchase price $400,070
2.10%, 7/2/18	400,000	400,000
Citigroup Global Markets, Inc., dated 6/29/18, repurchase price $24,667
2.10%, 7/2/18	24,663	24,663
JPMorgan Securities LLC, dated 6/29/18, repurchase price $325,057
2.12%, 7/2/18	325,000	325,000
Mizuho Securities USA, Inc., dated 6/29/18, repurchase price $160,028
2.12%, 7/2/18	160,000	160,000

		1,359,663

Total Repurchase Agreements (Cost $1,359,663)		1,359,663

Total Investments - 100.1% (Cost $3,608,113)		3,608,113

Liabilities less Other Assets - (0.1%)		(2,131)

NET ASSETS - 100.0%		$3,605,982

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)

Variable rate security. Rate as of June 30, 2018 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(4)	Variable rate security. Rate as of June 30, 2018 is disclosed.
(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$6,083	4.00% - 5.00%	10/1/47 - 12/1/47
FNMA	$478,293	2.50% - 5.50%	1/1/25 - 5/1/48
GNMA	$478,676	3.00% - 4.00%	9/20/46 - 11/20/47
U.S. Treasury Bonds	$138,310	2.50% - 8.75%	8/15/20 - 2/15/46
U.S. Treasury Notes	$294,847	0.13% - 2.75%	12/31/18 - 7/15/27

Total	$1,396,209

Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT    3    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of June 30, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Select Money Market Fund(1)	$—	$3,608,113	$—	$3,608,113

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2018, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2018.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

3M - 3 Month

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

ICE LIBOR - Intercontinental Exchange London Interbank Offered Rate

MMY - Money Market Yield

TVA - Tennessee Valley Authority

USD - United States Dollars

MONEY MARKET FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

CORE BOND FUND	JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 3.0%
Commercial Mortgage-Backed Securities - 3.0%
BENCHMARK Mortgage Trust, Series 2018-B2, Class A2
3.66%, 2/15/51	$940	$954
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5
3.14%, 2/10/48	1,345	1,310
Commercial Mortgage Trust, Series 2015-PC1, Class A2
3.15%, 7/10/50	1,210	1,208
GS Mortgage Securities Trust, Series 2011-GC5, Class A4
3.71%, 8/10/44	285	288
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-C5, Class A5
3.69%, 3/15/50	1,750	1,746
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4
2.92%, 2/15/46	1,015	996
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A2
2.98%, 7/15/50	150	150
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A5
3.64%, 10/15/48	1,030	1,029
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4
3.09%, 8/10/49	565	560

		8,241

Total Asset-Backed Securities (Cost $8,439)		8,241

CORPORATE BONDS - 28.2%
Aerospace & Defense - 0.4%
L3 Technologies, Inc.,
3.85%, 12/15/26	895	861
Northrop Grumman Corp.,
4.03%, 10/15/47	210	197

		1,058

Automobiles Manufacturing - 0.7%
BMW US Capital LLC,
3.10%, 4/12/21(1)	245	244
Ford Motor Co.,
7.45%, 7/16/31	78	92
General Motors Co.,
6.25%, 10/2/43	795	824
General Motors Financial Co., Inc.,
(Floating, ICE LIBOR USD 3M + 1.55%),
3.90%, 1/14/22(2)	340	348
Nissan Motor Acceptance Corp.,
2.15%, 9/28/20(1)	240	234
Toyota Motor Credit Corp.,
3.40%, 9/15/21	295	297

		2,039

Banks - 0.4%
Capital One N.A.,
(Floating, ICE LIBOR USD 3M + 1.15%),
3.51%,1/30/23(2)	305	307
PNC Financial Services Group (The), Inc.,
(Variable, ICE LIBOR USD 3M + 3.04%),
4.85%, 6/1/23(3) (4)	625	619
Wells Fargo & Co.,
5.38%, 11/2/43	222	232

		1,158

Biotechnology - 0.3%
Amgen, Inc.,
4.40%, 5/1/45	275	262
Baxalta, Inc.,
3.60%, 6/23/22	250	248
Celgene Corp.,
5.25%, 8/15/43	345	353

		863

Cable & Satellite - 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.46%, 7/23/22	435	441
4.50%, 2/1/24	695	694
6.48%, 10/23/45	565	596
5.75%, 4/1/48	335	324
Comcast Corp.,
3.97%, 11/1/47	560	493

		2,548

NORTHERN FUNDS QUARTERLY REPORT     1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 28.2% continued
Chemicals - 0.2%
Eastman Chemical Co.,
4.65%, 10/15/44	$190	$186
RPM International, Inc.,
4.25%, 1/15/48	425	385

		571

Commercial Finance - 0.2%
Aviation Capital Group LLC,
3.50%, 11/1/27(1)	670	613

Construction Materials Manufacturing - 0.7%
CRH America Finance, Inc.,
4.50%, 4/4/48(1)	200	187
Martin Marietta Materials, Inc.,
4.25%, 12/15/47	430	373
Owens Corning,
4.40%, 1/30/48	540	451
Vulcan Materials Co.,
4.50%, 4/1/25	375	377
4.50%, 6/15/47	525	477

		1,865

Consumer Finance - 0.6%
Capital One Financial Corp.,
3.45%, 4/30/21	490	489
4.20%, 10/29/25	1,080	1,049

		1,538

Containers & Packaging - 0.3%
International Paper Co.,
4.40%, 8/15/47	645	586
Packaging Corp. of America,
3.40%, 12/15/27	280	264

		850

Diversified Banks - 3.5%
Bank of America Corp.,
(Floating, ICE LIBOR USD 3M + 0.66%),
3.02%, 7/21/21(2)	620	622
(Floating, ICE LIBOR USD 3M + 1.18%),
3.54%,10/21/22(2)	135	138
(Floating, ICE LIBOR USD 3M + 1.00%),
3.36%, 4/24/23(2)	419	423
4.20%, 8/26/24	715	719
4.00%, 1/22/25	1,015	1,002
6.11%, 1/29/37	395	454
5.00%, 1/21/44	362	383
Citigroup, Inc.,
(Floating, ICE LIBOR USD 3M + 0.69%),
3.06%, 10/27/22(2)	505	504
(Floating, ICE LIBOR USD 3M + 0.95%),
3.31%, 7/24/23(2)	595	596
(Floating, ICE LIBOR USD 3M + 1.10%),
3.42%, 5/17/24(2)	945	950
4.13%, 7/25/28	430	412
6.68%, 9/13/43	523	632
5.30%, 5/6/44	235	242
4.75%, 5/18/46	607	577
JPMorgan Chase & Co.,
(Variable, ICE LIBOR USD 3M + 3.47%),
5.83%, 10/30/18(2) (4)	515	519
(Variable, ICE LIBOR USD 3M + 3.80%),
5.30%, 5/1/20(3) (4)	230	234
4.35%, 8/15/21	200	206
3.25%, 9/23/22	360	357
(Variable, ICE LIBOR USD 3M + 2.58%),
4.63%, 11/1/22(3) (4)	310	286
(Floating, ICE LIBOR USD 3M + 0.90%),
3.26%, 4/25/23(2)	405	408

		9,664

Electrical Equipment Manufacturing - 0.4%
Keysight Technologies, Inc.,
3.30%, 10/30/19	235	234
4.60%, 4/6/27	320	321
Roper Technologies, Inc.,
3.85%, 12/15/25	440	433

		988

Exploration & Production - 0.8%
Apache Corp.,
4.25%, 1/15/44	330	292
Hess Corp.,
7.13%, 3/15/33	910	1,052
6.00%, 1/15/40	430	443
Occidental Petroleum Corp.,
3.13%, 2/15/22	435	434

		2,221

Financial Services - 2.6%
Ares Capital Corp.,
3.50%, 2/10/23	365	348
4.25%, 3/1/25	545	524

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 28.2% continued
Financial Services - 2.6% continued
Charles Schwab (The) Corp.,
(Variable, ICE LIBOR USD 3M + 2.58%),
5.00%, 12/1/27(3) (4)	$480	$460
FMR LLC,
6.45%, 11/15/39(1)	675	835
Goldman Sachs Group (The), Inc.,
(Floating, ICE LIBOR USD 3M + 0.78%),
3.14%, 10/31/22(2)	550	550
(Floating, ICE LIBOR USD 3M + 1.00%),
3.36%, 7/24/23(2)	648	650
(Variable, ICE LIBOR USD 3M + 1.20%),
3.27%, 9/29/25(3)	465	442
6.75%, 10/1/37	460	546
4.80%, 7/8/44	495	491
Morgan Stanley,
(Floating, ICE LIBOR USD 3M + 1.18%),
3.54%, 1/20/22(2)	305	309
(Floating, ICE LIBOR USD 3M + 0.93%),
3.29%, 7/22/22(2)	645	650
(Floating, ICE LIBOR USD 3M + 1.40%),
3.76%, 10/24/23(2)	470	481
(Floating, ICE LIBOR USD 3M + 1.22%),
3.58%, 5/8/24(2)	620	626
4.30%, 1/27/45	216	204

		7,116

Food & Beverage - 1.6%
Anheuser-Busch InBev Finance, Inc.,
4.90%, 2/1/46	345	355
Beam Suntory, Inc.,
3.25%, 6/15/23	390	378
Campbell Soup Co.,
4.80%, 3/15/48	535	484
Constellation Brands, Inc.,
4.75%, 12/1/25	610	631
General Mills, Inc.,
4.70%, 4/17/48	225	215
Kraft Heinz Foods Co.,
6.50%, 2/9/40	170	192
5.00%, 6/4/42	595	568
Maple Escrow Subsidiary, Inc.,
5.09%, 5/25/48(1)	225	227
Molson Coors Brewing Co.,
3.00%, 7/15/26	335	304
5.00%, 5/1/42	380	385
Mondelez International, Inc.,
3.00%, 5/7/20	515	514
Smithfield Foods, Inc.,
2.65%, 10/3/21(1)	175	167

		4,420

Hardware - 0.5%
Dell International LLC/EMC Corp.,
5.45%, 6/15/23(1)	260	272
Hewlett Packard Enterprise Co.,
4.40%, 10/15/22	390	400
6.35%, 10/15/45	570	563

		1,235

Health Care Facilities & Services - 1.0%
CVS Health Corp.,
(Floating, ICE LIBOR USD 3M + 0.63%),
2.96%, 3/9/20(2)	780	783
3.35%, 3/9/21	685	684
2.75%, 12/1/22	186	178
5.05%, 3/25/48	890	906
Laboratory Corp. of America Holdings,
3.25%, 9/1/24	260	252

		2,803

Home & Office Products Manufacturing - 0.3%
Leggett & Platt, Inc.,
3.50%, 11/15/27	480	452
Newell Brands, Inc.,
5.50%, 4/1/46	445	434

		886

Home Improvement - 0.3%
Masco Corp.,
4.50%, 5/15/47	195	171
Stanley Black & Decker, Inc.,
1.62%, 11/17/18	670	667

		838

Homebuilders - 0.2%
D.R. Horton, Inc.,
5.75%, 8/15/23	445	481

Life Insurance - 1.0%
MetLife, Inc.,
6.40%, 12/15/36	237	251
Metropolitan Life Global Funding I,
2.65%, 4/8/22(1)	440	428

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 28.2% continued
Life Insurance - 1.0% continued
Principal Financial Group, Inc.,
(Variable, ICE LIBOR USD 3M + 3.04%),
4.70%, 5/15/55(3)	$575	$577
Protective Life Corp.,
8.45%, 10/15/39	510	740
Protective Life Global Funding,
2.62%, 8/22/22(1)	160	154
Reinsurance Group of America, Inc.,
4.70%, 9/15/23	439	454

		2,604

Managed Care - 0.7%
Anthem, Inc.,
2.25%, 8/15/19	515	511
4.55%, 3/1/48	535	510
Humana, Inc.,
4.63%, 12/1/42	245	244
Magellan Health, Inc.,
4.40%, 9/22/24	505	494
UnitedHealth Group, Inc.,
3.85%, 6/15/28	255	255

		2,014

Medical Equipment & Devices Manufacturing - 0.7%
Abbott Laboratories,
2.55%, 3/15/22	1,438	1,392
Baxter International, Inc.,
1.70%, 8/15/21	275	261
Zimmer Biomet Holdings, Inc.,
3.55%, 4/1/25	285	271

		1,924

Metals & Mining - 0.3%
Glencore Funding LLC,
4.00%, 4/16/25(1)	150	144
4.00%, 3/27/27(1)	504	476
3.88%, 10/27/27(1)	280	259

		879

Oil & Gas Services & Equipment - 0.3%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.,
2.77%, 12/15/22	240	233
4.08%, 12/15/47	340	304
Patterson-UTI Energy, Inc.,
3.95%, 2/1/28(1)	330	308

		845

Pharmaceuticals - 0.3%
AbbVie, Inc.,
4.50%, 5/14/35	230	224
4.70%, 5/14/45	302	299
Mylan, Inc.,
5.40%, 11/29/43	335	331

		854

Pipeline - 1.5%
Energy Transfer Partners L.P.,
3.60%, 2/1/23	320	313
4.20%, 9/15/23	200	200
4.20%, 4/15/27	170	160
Enterprise Products Operating LLC,
5.20%, 9/1/20	208	217
(Variable, ICE LIBOR USD 3M + 2.57%),
5.38%, 2/15/78(3)	515	469
Kinder Morgan, Inc.,
5.55%, 6/1/45	540	543
5.05%, 2/15/46	335	311
Sunoco Logistics Partners Operations L.P.,
4.25%, 4/1/24	235	233
3.90%, 7/15/26	620	580
Williams Partners L.P.,
5.25%, 3/15/20	410	423
4.85%, 3/1/48	545	519

		3,968

Real Estate - 1.6%
Alexandria Real Estate Equities, Inc.,
4.00%, 1/15/24	100	101
American Tower Corp.,
3.13%, 1/15/27	550	491
Boston Properties L.P.,
3.20%, 1/15/25	485	462
Brixmor Operating Partnership L.P.,
3.85%, 2/1/25	460	444
Crown Castle International Corp.,
2.25%, 9/1/21	555	532
EPR Properties,
4.50%, 4/1/25	600	593

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 28.2% continued
Real Estate - 1.6% continued
4.50%, 6/1/27	$490	$468
Omega Healthcare Investors, Inc.,
5.25%, 1/15/26	410	413
4.75%, 1/15/28	210	202
Ventas Realty L.P.,
5.70%, 9/30/43	230	254
Welltower, Inc.,
4.25%, 4/1/26	435	430

		4,390

Refining & Marketing - 0.2%
Phillips 66,
4.65%, 11/15/34	395	399

Retail - Consumer Discretionary - 0.2%
ERAC USA Finance LLC,
7.00%, 10/15/37(1)	315	394

Retail - Consumer Staples - 0.1%
Bunge Ltd. Finance Corp.,
3.75%, 9/25/27	300	283

Semiconductors - 0.5%
Analog Devices, Inc.,
2.50%, 12/5/21	490	475
KLA-Tencor Corp.,
4.13%, 11/1/21	375	382
5.65%, 11/1/34	135	147
Maxim Integrated Products, Inc.,
3.45%, 6/15/27	270	255

		1,259

Software & Services - 0.5%
Activision Blizzard, Inc.,
2.30%, 9/15/21	456	441
Citrix Systems, Inc.,
4.50%, 12/1/27	405	392
IBM Credit LLC,
(Floating, ICE LIBOR USD 3M + 0.16%),
2.52%, 2/5/21(2)	385	386
salesforce.com, Inc.,
3.70%, 4/11/28	261	259

		1,478

Tobacco - 0.6%
Altria Group, Inc.,
4.50%, 5/2/43	160	153
5.38%, 1/31/44	655	710
BAT Capital Corp.,
(Floating, ICE LIBOR USD 3M + 0.88%),
3.22%, 8/15/22(1) (2)	$235	$237
Reynolds American, Inc.,
5.85%, 8/15/45	560	611

		1,711

Transportation & Logistics - 0.4%
FedEx Corp.,
4.75%, 11/15/45	600	598
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
2.70%, 3/14/23(1)	650	617

		1,215

Utilities - 1.6%
Arizona Public Service Co.,
4.35%, 11/15/45	1,150	1,181
Dominion Energy Gas Holdings LLC,
4.60%, 12/15/44	255	252
Duke Energy Florida LLC,
3.40%, 10/1/46	225	197
Exelon Corp.,
5.63%, 6/15/35	120	139
Mississippi Power Co.,
3.95%, 3/30/28	235	233
NextEra Energy Capital Holdings, Inc.,
(Variable, ICE LIBOR USD 3M + 2.41%),
4.80%, 12/1/77(3)	650	604
NiSource, Inc.,
4.80%, 2/15/44	130	135
Pennsylvania Electric Co.,
3.25%, 3/15/28(1)	340	317
PPL Capital Funding, Inc.,
4.00%, 9/15/47	545	498
Southern Power Co.,
4.95%, 12/15/46	930	935

		4,491

Wireless Telecommunications Services - 1.8%
AT&T, Inc.,
2.45%, 6/30/20	355	350
4.50%, 5/15/35	255	236
4.80%, 6/15/44	1,405	1,275
4.55%, 3/9/49	850	735

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 28.2% continued
Wireless Telecommunications Services - 1.8% continued
Verizon Communications, Inc.,
3.00%, 11/1/21	$490	$482
3.38%, 2/15/25	771	738
4.86%, 8/21/46	535	511
5.01%, 8/21/54	540	507

		4,834

Total Corporate Bonds (Cost $79,380)		77,297

FOREIGN ISSUER BONDS - 8.9%
Banks - 1.0%
BPCE S.A.,
3.50%, 10/23/27(1)	685	625
Cooperatieve Rabobank U.A.,
5.25%, 8/4/45	380	396
Credit Suisse Group Funding Guernsey Ltd.,
3.13%, 12/10/20	195	194
Lloyds Bank PLC,
3.30%, 5/7/21	530	529
Lloyds Banking Group PLC,
4.50%, 11/4/24	50	49
Santander UK Group Holdings PLC,
4.75%, 9/15/25(1)	785	767
Toronto-Dominion Bank (The),
2.50%, 12/14/20	145	143

		2,703

Chemicals - 0.5%
Braskem Netherlands Finance B.V.,
4.50%, 1/10/28(1)	835	768
Nutrien Ltd.,
4.90%, 6/1/43	115	114
Syngenta Finance N.V.,
3.70%, 4/24/20(1)	285	284
5.18%, 4/24/28(1)	245	237

		1,403

Commercial Finance - 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
4.63%, 10/30/20	165	168
3.50%, 1/15/25	330	310

		478

Diversified Banks - 2.4%
Bank of Nova Scotia (The),
(Variable, ICE LIBOR USD 3M + 2.65%),
4.65%, 10/12/22(3) (4)	580	525
BNP Paribas S.A.,
4.38%, 9/28/25(1)	510	498
4.63%, 3/13/27(1)	705	692
(Variable, USD Swap 5Y + 1.48%),
4.38%, 3/1/33(1) (3)	255	239
Credit Agricole S.A.,
3.75%, 4/24/23(1)	340	333
3.25%, 10/4/24(1)	345	325
HSBC Holdings PLC,
(Variable, USD ICE Swap Rate 5Y + 3.63%),
5.63%, 1/17/20(3) (4)	445	443
(Variable, USD ICE Swap Rate 5Y + 3.75%),
6.00%, 5/22/27(3) (4)	690	640
(Variable, ICE LIBOR USD 3M + 1.53%),
4.58%, 6/19/29(3)	245	247
5.25%, 3/14/44	695	707
Mitsubishi UFJ Financial Group, Inc.,
(Floating, ICE LIBOR USD 3M + 0.79%),
3.15%, 7/25/22(2)	515	517
Nordea Bank AB,
(Variable, USD ICE Swap Rate 5Y + 3.56%),
5.50%, 9/23/19(1) (3) (4)	305	303
Royal Bank of Scotland Group PLC,
(Floating, ICE LIBOR USD 3M + 1.47%),
3.81%, 5/15/23(2)	825	829
(Variable, ICE LIBOR USD 3M + 1.55%),
4.52%, 6/25/24(3)	235	235

		6,533

Electrical Equipment Manufacturing - 0.4%
Johnson Controls International PLC,
5.13%, 9/14/45	365	378
Siemens Financieringsmaatschappij N.V.,
(Floating, ICE LIBOR USD 3M + 0.61%),
2.94%, 3/16/22(1) (2)	850	859

		1,237

Exploration & Production - 0.0%
Canadian Natural Resources Ltd.,
6.75%, 2/1/39	129	156

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.9% continued
Financial Services - 0.5%
UBS A.G.,
4.50%, 6/26/48(1)	$355	$362
UBS Group Funding Switzerland A.G.,
(Floating, ICE LIBOR USD 3M + 1.22%),
3.55%, 5/23/23(1) (2)	680	688
(Floating, ICE LIBOR USD 3M + 0.95%),
3.29%, 8/15/23(1) (2)	255	255

		1,305

Food & Beverage - 0.4%
Bacardi Ltd.,
5.30%, 5/15/48(1)	685	649
Suntory Holdings Ltd.,
2.55%, 6/28/22(1)	455	436

		1,085

Forest & Paper Products Manufacturing - 0.1%
Celulosa Arauco y Constitucion S.A.,
5.50%, 11/2/47	230	224

Integrated Oils - 0.6%
BP Capital Markets PLC,
4.74%, 3/11/21	115	120
Cenovus Energy, Inc.,
6.75%, 11/15/39	215	236
Petroleos Mexicanos,
3.50%, 1/30/23	1,110	1,051
Suncor Energy, Inc.,
3.60%, 12/1/24	365	360

		1,767

Life Insurance - 0.2%
Manulife Financial Corp.,
(Variable, USD ICE Swap Rate 5Y + 1.65%),
4.06%, 2/24/32(3)	690	654

Machinery Manufacturing - 0.1%
Pentair Finance S.a.r.l.,
2.65%, 12/1/19	315	312

Metals & Mining - 0.9%
Anglo American Capital PLC,
3.75%, 4/10/22(1)	765	759
3.63%, 9/11/24(1)	115	109
4.88%, 5/14/25(1)	210	211
4.00%, 9/11/27(1)	230	214
4.50%, 3/15/28(1)	700	676
Goldcorp, Inc.,
3.70%, 3/15/23	255	251
Vale Overseas Ltd.,
4.38%, 1/11/22	230	233

		2,453

Pharmaceuticals - 0.3%
Allergan Funding SCS,
3.00%, 3/12/20	295	293
4.55%, 3/15/35	135	128
Shire Acquisitions Investments Ireland DAC,
3.20%, 9/23/26	435	399

		820

Pipeline - 0.5%
Enbridge, Inc.,
2.90%, 7/15/22	505	490
(Variable, ICE LIBOR USD 3M + 3.64%),
6.25%, 3/1/78(3)	415	390
TransCanada PipeLines Ltd.,
(Variable, ICE LIBOR USD 3M + 2.21%),
4.55%,5/15/67(2)	499	467

		1,347

Retail - Consumer Discretionary - 0.1%
Alibaba Group Holding Ltd.,
4.20%, 12/6/47	215	196

Software & Services - 0.1%
Tencent Holdings Ltd.,
2.99%, 1/19/23(1)	305	297

Utilities - 0.3%
SP PowerAssets Ltd.,
3.00%, 9/26/27(1)	930	874

Wireless Telecommunications Services – 0.2%
Vodafone Group PLC,
5.25%, 5/30/48	540	539

Wireline Telecommunications Services – 0.1%
Deutsche Telekom International Finance B.V.,
2.23%, 1/17/20(1)	180	177

Total Foreign Issuer Bonds (Cost $25,353)		24,560

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.6%(5)
Fannie Mae - 27.3%
Pool #535714,
7.50%, 1/1/31	$6	$6
Pool #555599,
7.00%, 4/1/33	14	16
Pool #712130,
7.00%, 6/1/33	10	11
Pool #845182,
5.50%, 11/1/35	12	12
Pool #890009,
5.50%, 9/1/36	69	75
Pool #890384,
4.50%, 10/1/41	14	15
Pool #893082,
(Floating, ICE LIBOR USD 1Y + 1.91%, 10.87% Cap),
3.76%, 9/1/36(2)	69	73
Pool #932638,
5.00%, 3/1/40	216	232
Pool #AA7583,
4.50%, 6/1/39	15	16
Pool #AB1470,
4.50%, 9/1/40	207	218
Pool #AB3114,
5.00%, 6/1/41	150	161
Pool #AB9522,
3.50%, 5/1/43	1,113	1,114
Pool #AC6118,
4.50%, 11/1/39	203	214
Pool #AC9581,
5.50%, 1/1/40	102	111
Pool #AD0915,
5.50%, 12/1/38	108	118
Pool #AD1645,
5.00%, 3/1/40	21	22
Pool #AD6929,
5.00%, 6/1/40	134	144
Pool #AD7775,
4.50%, 8/1/40	448	472
Pool #AH1507,
4.50%, 12/1/40	252	265
Pool #AH9109,
4.50%, 4/1/41	16	17
Pool #AI8193,
4.50%, 8/1/41	714	750
Pool #AL4408,
4.50%, 11/1/43	1,100	1,156
Pool #AL4908,
4.00%, 2/1/44	281	289
Pool #AL5686,
4.00%, 9/1/44	819	840
Pool #AL8352,
3.00%, 10/1/44	3,584	3,501
Pool #AL9069,
3.00%, 3/1/44	3,823	3,735
Pool #AQ9333,
4.00%, 1/1/43	775	797
Pool #AS3473,
4.00%, 10/1/44	1,624	1,660
Pool #AS3655,
4.50%, 10/1/44	648	679
Pool #AS3797,
5.00%, 11/1/44	462	490
Pool #AS5722,
3.50%, 9/1/45	352	352
Pool #AS6075,
4.00%, 10/1/45	1,491	1,521
Pool #AS6184,
3.50%, 11/1/45	2,876	2,883
Pool #AS6520,
3.50%, 1/1/46	1,152	1,150
Pool #AS6730,
3.50%, 2/1/46	1,757	1,754
Pool #AS7568,
4.50%, 7/1/46	2,277	2,373
Pool #AS8699,
4.00%, 1/1/47	1,987	2,028
Pool #AU7032,
4.00%, 11/1/43	2,840	2,920
Pool #AW2706,
4.00%, 4/1/44	1,123	1,147
Pool #AW6233,
4.50%, 6/1/44	777	817
Pool #AZ7903,
4.00%, 6/1/41	1,104	1,133
Pool #BC0326,
3.50%, 12/1/45	1,919	1,916

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 27.6%(5) continued
Fannie Mae - 27.3% continued
Pool #BC4898,
3.50%, 2/1/46	$1,923	$1,920
Pool #BD1165,
3.00%, 10/1/46	1,353	1,313
Pool #BD5046,
3.50%, 2/1/47	1,553	1,550
Pool #BD7060,
4.00%, 3/1/47	2,562	2,614
Pool #BD7081,
4.00%, 3/1/47	2,062	2,104
Pool #BE3619,
4.00%, 5/1/47	2,217	2,262
Pool #BE3702,
4.00%, 6/1/47	2,003	2,043
Pool #BE5651,
3.00%, 2/1/47	1,316	1,277
Pool #BM2000,
3.50%, 5/1/47	2,242	2,237
Pool #MA2522,
3.50%, 2/1/46	1,298	1,296
Pool #MA2642,
3.50%, 6/1/46	1,019	1,018
Pool #MA2705,
3.00%, 8/1/46	1,262	1,225
Pool #MA2864,
3.50%, 1/1/47	1,312	1,309
Pool #MA2929,
3.50%, 3/1/47	1,708	1,705
Pool #MA3027,
4.00%, 6/1/47	2,333	2,381
Pool #MA3088,
4.00%, 8/1/47	1,397	1,426
Pool #MA3120,
3.50%, 9/1/47	2,439	2,433
Pool #MA3183,
4.00%, 11/1/47	2,551	2,605
Pool #MA3184,
4.50%, 11/1/47	2,217	2,313
Pool #MA3211,
4.00%, 12/1/47	2,559	2,615

		74,849

Freddie Mac - 0.1%
Pool #1B3575,
(Floating, ICE LIBOR USD 1Y + 1.80%, 11.34% Cap),
3.55%, 9/1/37(2)	5	5
Pool #1G2296,
(Floating, ICE LIBOR USD 1Y + 2.06%, 11.37% Cap),
3.81%, 11/1/37(2)	63	65
Pool #1J0365,
(Floating, ICE LIBOR USD 1Y + 1.85%, 10.85% Cap),
4.06%, 4/1/37(2)	41	43
Pool #1J2840,
(Floating, ICE LIBOR USD 1Y + 1.90%, 10.80% Cap), 3.65%, 9/1/37(2)	94	99

		212

Freddie Mac Gold - 0.2%
Pool #A65182,
6.50%, 9/1/37	207	231
Pool #C02790,
6.50%, 4/1/37	127	143
Pool #C02838,
5.50%, 5/1/37	105	115
Pool #C03517,
4.50%, 9/1/40	151	158
Pool #G01954,
5.00%, 11/1/35	92	98

		745

Government National Mortgage Association I - 0.0%
Pool #604183,
5.50%, 4/15/33	4	5
Pool #633627,
5.50%, 9/15/34	3	3

		8

Total U.S. Government Agencies (Cost $78,523)		75,814

U.S. GOVERNMENT OBLIGATIONS - 29.4%
U.S. Treasury Bonds - 1.4%
3.00%, 2/15/48	3,715	3,728

U.S. Treasury Inflation Indexed Notes – 3.4%
0.13%, 4/15/21	3,955	4,116

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 29.4% continued
U.S. Treasury Inflation Indexed Notes - 3.4% continued
0.13%, 4/15/22	$2,485	$2,508
0.50%, 1/15/28	2,755	2,738

		9,362

U.S. Treasury Notes - 23.5%
2.63%, 6/15/21	24,210	24,213
2.63%, 6/30/23	17,340	17,255
2.75%, 2/28/25	12,098	12,055
2.88%, 5/15/28	10,935	10,957

		64,480

U.S. Treasury Strips - 1.1%
2.44%, 5/15/36	5,200	3,049

Total U.S. Government Obligations (Cost $80,271)		80,619

MUNICIPAL BONDS - 0.6%
Alabama - 0.2%
Alabama Economic Settlement Authority Taxable Revenue Bonds, Series B,
3.16%, 9/15/25	395	391

California - 0.2%
California State Taxable G.O. Unlimited Bonds, High Speed Passenger Train,
2.19%, 4/1/20(6) (7)	635	628

Wisconsin - 0.2%
Wisconsin State General Fund Annual Appropriation Taxable Revenue Refunding Bonds, Series C,
3.15%, 5/1/27	615	601

Total Municipal Bonds (Cost $1,645)		1,620

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 8.0%
Northern Institutional Funds - U.S. Government Portfolio,
1.72%(8) (9)	22,019,137	$22,019

Total Investment Companies (Cost $22,019)		22,019

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill, 1.70%,
7/19/18(10) (11)	$500	$500

Total Short-Term Investments (Cost $499)		500

Total Investments - 105.9% (Cost $296,129)		290,670

Liabilities less Other Assets - (5.9%)		(16,264)

NET ASSETS - 100.0%		$274,406

(1)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(2)	Variable rate security. Rate as of June 30, 2018 is disclosed.
(3)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(4)	Perpetual bond. Maturity date represents next call date.
(5)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(6)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(7)	Variable rate security. Rate as of June 30, 2018 is disclosed. Maturity date represents the puttable date.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day current yield as of June 30, 2018 is disclosed.
(10)	Discount rate at the time of purchase.
(11)	Security pledged as collateral to cover margin requirements for open futures contracts.

Percentages shown are based on Net Assets.

At June 30, 2018, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
Ultra 10-Year U.S. Treasury Note	(45)	$5,771	Short	9/18	$(129)

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

At June 30, 2018, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	27.9%
U.S. Agency	26.1
AAA	2.8
AA	1.1
A	6.7
BBB	27.6
BB	0.2
Cash Equivalents	7.6

Total	100.0%

*

Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$—	$8,241	$—	$8,241
Corporate Bonds(1)	—	77,297	—	77,297
Foreign Issuer Bonds(1)	—	24,560	—	24,560
U.S. Government Agencies(1)	—	75,814	—	75,814
U.S. Government Obligations(1)	—	80,619	—	80,619
Municipal Bonds(1)	—	1,620	—	1,620
Investment Companies	22,019	—	—	22,019
Short-Term Investments	—	500	—	500

Total Investments	$22,019	$268,651	$—	$290,670

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(129)	$—	$—	$(129)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2018, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2018.

Transactions in affiliated investments for the three months ended June 30,2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio	$2,590	$85,244	$65,815	$21	$22,019	22,019

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

3M - 3 Month

1Y - 1 Year

5Y - 5 Year

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

USD - United States Dollar

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND	JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET - BACKED SECURITIES - 3.2%
Commercial Mortgage-Backed Securities - 3.2%
BENCHMARK Mortgage Trust, Series 2018-B2, Class A2
3.66%, 2/15/51	$1,700	$1,725
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5
3.14%, 2/10/48	7,315	7,127
Commercial Mortgage Trust, Series 2015-CR23, Class A2
2.85%, 5/10/48	690	688
Commercial Mortgage Trust, Series 2015-PC1, Class A2
3.15%, 7/10/50	1,030	1,028
GS Mortgage Securities Trust, Series 2011-GC5, Class A4
3.71%, 8/10/44	100	101
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-C5, Class A5
3.69%, 3/15/50	7,525	7,507
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4
2.92%, 2/15/46	2,950	2,896
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4
3.10%, 5/15/46	6,850	6,745
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A2
2.98%, 7/15/50	1,495	1,493
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A5
3.64%, 10/15/48	4,910	4,905
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4
3.09%, 8/10/49	2,400	2,378

		36,593

Total Asset-Backed Securities (Cost $37,524)		36,593

CORPORATE BONDS - 40.0%
Aerospace & Defense - 0.1%
L3 Technologies, Inc.,
3.85%, 12/15/26	780	750
Northrop Grumman Corp.,
4.03%, 10/15/47	980	919

		1,669

Automobiles Manufacturing - 1.1%
BMW US Capital LLC,
3.10%, 4/12/21(1)	1,120	1,113
Ford Motor Co.,
7.45%, 7/16/31	445	523
General Motors Co.,
6.25%, 10/2/43	5,240	5,430
General Motors Financial Co., Inc.,
(Floating, ICE LIBOR USD 3M + 1.55%),
3.90%, 1/14/22(2)	1,540	1,578
(Variable, ICE LIBOR USD 3M + 3.60%),
5.75%, 9/30/27(3) (4)	2,000	1,918
Nissan Motor Acceptance Corp.,
2.15%, 9/28/20(1)	1,080	1,052
Toyota Motor Credit Corp.,
3.40%, 9/15/21	1,325	1,336

		12,950

Banks - 0.7%
Capital One N.A.,
(Floating, ICE LIBOR USD 3M + 1.15%),
3.51%, 1/30/23(2)	1,160	1,169
PNC Financial Services Group (The), Inc.,
(Variable, ICE LIBOR USD 3M + 3.04%),
4.85%, 6/1/23(3) (4)	3,495	3,462
SunTrust Banks, Inc.,
(Variable, ICE LIBOR USD 3M + 2.79%),
5.13%, 12/15/27(3) (4)	3,170	3,012
Wells Fargo & Co.,
5.38%, 11/2/43	1,005	1,049

		8,692

Biotechnology - 0.4%
Amgen, Inc.,
4.40%, 5/1/45	755	720
Baxalta, Inc.,
3.60%, 6/23/22	1,150	1,138
Celgene Corp.,
5.25%, 8/15/43	2,510	2,569

		4,427

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 40.0% continued
Cable & Satellite - 1.4%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.00%, 2/1/28(1)	$1,970	$1,803
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.46%, 7/23/22	2,325	2,354
4.50%, 2/1/24	2,940	2,937
6.48%, 10/23/45	2,765	2,914
5.75%, 4/1/48	1,497	1,449
Comcast Corp.,
3.97%, 11/1/47	2,595	2,286
CSC Holdings LLC,
10.88%, 10/15/25(1)	1,565	1,804
Radiate Holdco LLC/Radiate Finance, Inc.,
6.63%, 2/15/25(1)	1,090	997

		16,544

Casinos & Gaming - 0.1%
Eldorado Resorts, Inc.,
7.00%, 8/1/23	1,000	1,050

Chemicals - 0.4%
CF Industries, Inc.,
5.15%, 3/15/34	1,520	1,410
Eastman Chemical Co.,
4.65%, 10/15/44	1,101	1,079
RPM International, Inc.,
4.25%, 1/15/48	2,045	1,851

		4,340

Commercial Finance - 0.3%
Aviation Capital Group LLC,
3.50%, 11/1/27(1)	3,180	2,912

Construction Materials Manufacturing - 0.6%
CRH America Finance, Inc.,
4.50%, 4/4/48(1)	1,000	938
Martin Marietta Materials, Inc.,
4.25%, 12/15/47	2,060	1,785
Owens Corning,
4.40%, 1/30/48	2,505	2,092
Vulcan Materials Co.,
4.50%, 6/15/47	2,425	2,202

		7,017

Consumer Finance - 1.1%
Capital One Financial Corp.,
3.45%, 4/30/21	2,200	2,195
4.20%, 10/29/25	2,354	2,286
Discover Financial Services,
(Variable, ICE LIBOR USD 3M + 3.08%),
5.50%, 10/30/27(3) (4)	3,805	3,715
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
5.25%, 3/15/22(1)	4,515	4,515

		12,711

Consumer Services - 0.4%
Brink’s (The) Co.,
4.63%, 10/15/27(1)	2,560	2,393
Prime Security Services Borrower LLC/Prime Finance, Inc.,
9.25%, 5/15/23(1)	1,094	1,165
Service Corp. International,
5.38%, 1/15/22	1,600	1,616

		5,174

Containers & Packaging - 0.7%
BWAY Holding Co.,
7.25%, 4/15/25(1)	2,805	2,735
Flex Acquisition Co., Inc.,
7.88%, 7/15/26(1)	2,330	2,321
International Paper Co.,
4.40%, 8/15/47	2,500	2,271
Packaging Corp. of America,
3.40%, 12/15/27	1,355	1,278

		8,605

Diversified Banks - 4.8%
Bank of America Corp.,
(Floating, ICE LIBOR USD 3M + 0.66%),
3.02%, 7/21/21(2)	3,060	3,072
(Floating, ICE LIBOR USD 3M + 1.18%),
3.54%, 10/21/22(2)	668	680
(Floating, ICE LIBOR USD 3M + 1.00%),
3.36%, 4/24/23(2)	1,900	1,920
4.20%, 8/26/24	3,480	3,498
4.00%, 1/22/25	3,695	3,647
(Variable, ICE LIBOR USD 3M + 2.93%),
5.88%, 3/15/28(3) (4)	1,990	1,945
6.11%, 1/29/37	2,725	3,130
5.00%, 1/21/44	2,169	2,297

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 40.0% continued
Diversified Banks - 4.8% continued
Citigroup, Inc.,
(Floating, ICE LIBOR USD 3M + 0.69%),
3.06%, 10/27/22(2)	$2,640	$2,633
(Floating, ICE LIBOR USD 3M + 0.95%),
3.31%, 7/24/23(2)	2,890	2,897
(Floating, ICE LIBOR USD 3M + 1.10%),
3.42%, 5/17/24(2)	4,415	4,437
4.13%, 7/25/28	2,040	1,953
6.68%, 9/13/43	2,872	3,471
5.30%, 5/6/44	1,075	1,107
4.75%, 5/18/46	2,810	2,672
JPMorgan Chase & Co.,
(Variable, ICE LIBOR USD 3M + 3.47%),
5.83%, 10/30/18(2) (4)	4,900	4,937
(Variable, ICE LIBOR USD 3M + 3.80%),
5.30%, 5/1/20(3) (4)	1,995	2,032
4.35%, 8/15/21	900	926
3.25%, 9/23/22	1,605	1,590
(Variable, ICE LIBOR USD 3M + 2.58%),
4.63%, 11/1/22(3) (4)	5,425	5,002
(Floating, ICE LIBOR USD 3M + 0.90%),
3.26%, 4/25/23(2)	1,835	1,851

		55,697

Electrical Equipment Manufacturing - 0.6%
Fortive Corp.,
3.15%, 6/15/26	2,550	2,368
Keysight Technologies, Inc.,
3.30%, 10/30/19	1,480	1,476
4.60%, 4/6/27	1,430	1,436
Roper Technologies, Inc.,
3.85%, 12/15/25	2,185	2,149

		7,429

Entertainment Content - 0.1%
Warner Media LLC,
4.85%, 7/15/45	1,635	1,489

Exploration & Production - 2.1%
Apache Corp.,
4.25%, 1/15/44	1,490	1,317
Continental Resources, Inc.,
4.38%, 1/15/28	2,115	2,103
Hess Corp.,
7.13%, 3/15/33	1,000	1,157
6.00%, 1/15/40	2,025	2,086
Murphy Oil Corp.,
6.88%, 8/15/24	3,270	3,433
5.88%, 12/1/42	3,560	3,222
Occidental Petroleum Corp.,
3.13%, 2/15/22	1,930	1,925
SM Energy Co.,
5.63%, 6/1/25	3,565	3,396
6.75%, 9/15/26	890	892
Southwestern Energy Co.,
6.70%, 1/23/25	2,655	2,599
Whiting Petroleum Corp.,
6.63%, 1/15/26(1)	1,865	1,921

		24,051

Financial Services - 4.0%
Ares Capital Corp.,
3.50%, 2/10/23	1,805	1,720
4.25%, 3/1/25	2,560	2,462
Charles Schwab (The) Corp.,
(Variable, ICE LIBOR USD 3M + 3.32%),
4.63%, 3/1/22(3) (4)	3,310	3,306
(Variable, ICE LIBOR USD 3M + 2.58%),
5.00%, 12/1/27(3) (4)	2,075	1,987
Eagle Holding Co. II LLC,
7.63%, 5/15/22(1) (5)	1,315	1,328
FMR LLC,
6.45%, 11/15/39(1)	3,915	4,842
Goldman Sachs Group (The), Inc.,
(Floating, ICE LIBOR USD 3M + 1.11%),
3.47%, 4/26/22(2)	835	843
(Floating, ICE LIBOR USD 3M + 0.78%),
3.14%, 10/31/22(2)	2,540	2,541
(Variable, ICE LIBOR USD 3M + 2.87%),
5.00%, 11/10/22(3) (4)	4,010	3,762
(Floating, ICE LIBOR USD 3M + 1.00%),
3.36%, 7/24/23(2)	3,200	3,212
(Variable, ICE LIBOR USD 3M + 1.20%),
3.27%, 9/29/25(3)	2,175	2,065
6.75%, 10/1/37	2,427	2,881
4.80%, 7/8/44	2,700	2,679
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
6.38%, 12/15/25	1,465	1,467

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 40.0% continued
Financial Services - 4.0% continued
Morgan Stanley,
(Floating, ICE LIBOR USD 3M + 1.18%),
3.54%, 1/20/22(2)	$1,445	$1,464
(Floating, ICE LIBOR USD 3M + 0.93%),
3.29%, 7/22/22(2)	3,205	3,231
(Floating, ICE LIBOR USD 3M + 1.40%),
3.76%, 10/24/23(2)	2,160	2,209
(Floating, ICE LIBOR USD 3M + 1.22%),
3.58%, 5/8/24(2)	2,815	2,843
4.30%, 1/27/45	1,722	1,629

		46,471

Food & Beverage - 2.0%
Anheuser-Busch InBev Finance, Inc.,
4.90%, 2/1/46	760	782
Beam Suntory, Inc.,
3.25%, 6/15/23	2,150	2,085
Campbell Soup Co.,
4.80%, 3/15/48	2,390	2,161
Constellation Brands, Inc.,
4.75%, 12/1/25	2,845	2,945
General Mills, Inc.,
4.70%, 4/17/48	995	952
Kraft Heinz Foods Co.,
6.50%, 2/9/40	745	840
5.00%, 6/4/42	2,675	2,554
Maple Escrow Subsidiary, Inc.,
5.09%, 5/25/48(1)	1,015	1,023
Molson Coors Brewing Co.,
3.00%, 7/15/26	1,580	1,435
5.00%, 5/1/42	1,913	1,940
Mondelez International, Inc.,
3.00%, 5/7/20	2,275	2,270
Post Holdings, Inc.,
5.75%, 3/1/27(1)	2,095	2,032
Smithfield Foods, Inc.,
2.70%, 1/31/20(1)	1,050	1,035
2.65%, 10/3/21(1)	810	772

		22,826

Hardware - 0.5%
Dell International LLC/EMC Corp.,
5.45%, 6/15/23(1)	1,235	1,293
Hewlett Packard Enterprise Co.,
4.40%, 10/15/22	1,840	1,886
6.35%, 10/15/45	2,570	2,539

		5,718

Health Care Facilities & Services - 1.2%
CVS Health Corp.,
(Floating, ICE LIBOR USD 3M + 0.63%),
2.96%, 3/9/20(2)	3,505	3,518
3.35%, 3/9/21	3,095	3,091
2.75%, 12/1/22	1,090	1,045
5.05%, 3/25/48	3,990	4,061
HCA, Inc.,
5.50%, 6/15/47	1,445	1,326
Laboratory Corp. of America Holdings,
3.25%, 9/1/24	1,200	1,160

		14,201

Home & Office Products Manufacturing - 0.2%
Newell Brands, Inc.,
5.50%, 4/1/46	1,970	1,920

Home Improvement - 0.3%
Masco Corp.,
4.50%, 5/15/47	865	757
ServiceMaster (The) Co. LLC,
5.13%, 11/15/24(1)	2,300	2,231

		2,988

Industrial Other - 0.1%
H&E Equipment Services, Inc.,
5.63%, 9/1/25	1,550	1,523

Life Insurance - 1.1%
MetLife, Inc.,
6.40%, 12/15/36	746	791
Metropolitan Life Global Funding I,
2.65%, 4/8/22(1)	1,960	1,907
Principal Financial Group, Inc.,
(Variable, ICE LIBOR USD 3M + 3.04%),
4.70%, 5/15/55(3)	2,555	2,561
Protective Life Corp.,
8.45%, 10/15/39	4,725	6,853
Protective Life Global Funding,
2.62%, 8/22/22(1)	750	724

		12,836

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 40.0% continued
Managed Care - 0.7%
Anthem, Inc.,
3.50%, 8/15/24	$1,500	$1,462
4.55%, 3/1/48	2,400	2,286
Humana, Inc.,
4.63%, 12/1/42	1,425	1,421
Magellan Health, Inc.,
4.40%, 9/22/24	2,370	2,319
UnitedHealth Group, Inc.,
3.85%, 6/15/28	1,100	1,102

		8,590

Medical Equipment & Devices Manufacturing - 0.4%
Abbott Laboratories,
2.55%, 3/15/22	2,590	2,507
Baxter International, Inc.,
1.70%, 8/15/21	1,235	1,173
Zimmer Biomet Holdings, Inc.,
3.55%, 4/1/25	1,025	976

		4,656

Metals & Mining - 0.7%
AK Steel Corp.,
6.38%, 10/15/25	2,460	2,288
Glencore Funding LLC,
4.00%, 4/16/25(1)	690	664
4.00%, 3/27/27(1)	2,375	2,242
3.88%, 10/27/27(1)	1,325	1,224
Joseph T Ryerson & Son, Inc.,
11.00%, 5/15/22(1)	1,170	1,287

		7,705

Oil & Gas Services & Equipment - 0.9%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.,
2.77%, 12/15/22	1,145	1,111
4.08%, 12/15/47	1,620	1,447
Nabors Industries, Inc.,
5.75%, 2/1/25(1)	2,130	2,013
Oceaneering International, Inc.,
6.00%, 2/1/28	1,335	1,326
Patterson-UTI Energy, Inc.,
3.95%, 2/1/28(1)	1,535	1,436
Rowan Cos., Inc.,
7.38%, 6/15/25	2,665	2,578

		9,911

Pharmaceuticals - 0.3%
AbbVie, Inc.,
4.50%, 5/14/35	585	569
4.70%, 5/14/45	1,415	1,400
Mylan, Inc.,
5.40%, 11/29/43	1,535	1,518

		3,487

Pipeline - 2.8%
Energy Transfer Equity L.P.,
5.50%, 6/1/27	2,105	2,105
Energy Transfer Partners L.P.,
(Variable, ICE LIBOR USD 3M + 4.03%),
6.25%, 2/15/23(3) (4)	3,125	2,894
4.20%, 9/15/23	850	850
4.20%, 4/15/27	805	759
EnLink Midstream Partners L.P.,
(Variable, ICE LIBOR USD 3M + 4.11%),
6.00%, 12/15/22(3) (4)	1,905	1,628
Enterprise Products Operating LLC,	930	969
5.20%, 9/1/20
(Variable, ICE LIBOR USD 3M + 2.57%),
5.38%, 2/15/78(3)	2,315	2,110
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.50%, 10/1/25	2,495	2,395
Kinder Morgan, Inc.,
5.55%, 6/1/45	2,530	2,547
5.05%, 2/15/46	1,625	1,508
PBF Logistics L.P./PBF Logistics Finance Corp.,
6.88%, 5/15/23	2,830	2,855
Plains All American Pipeline L.P.,
(Variable, ICE LIBOR USD 3M + 4.11%),
6.13%, 11/15/22(3) (4)	2,745	2,601
Sunoco Logistics Partners Operations L.P.,
3.90%, 7/15/26	1,015	950
Williams (The) Cos., Inc.,
5.75%, 6/24/44	3,370	3,484
Williams Partners L.P.,
5.25%, 3/15/20	1,860	1,917
4.85%, 3/1/48	2,395	2,282

		31,854

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 40.0% continued
Power Generation - 0.1%
Terraform Global Operating LLC,
6.13%, 3/1/26(1)	$1,035	$1,022

Publishing & Broadcasting - 0.2%
CBS Radio, Inc.,
7.25%, 11/1/24(1)	2,340	2,229

Real Estate - 2.0%
Alexandria Real Estate Equities, Inc.,
4.00%, 1/15/24	420	422
American Tower Corp.,
3.13%, 1/15/27	2,700	2,413
Brixmor Operating Partnership L.P.,
3.85%, 2/1/25	1,515	1,461
Crown Castle International Corp.,
2.25%, 9/1/21	2,515	2,411
EPR Properties,
4.50%, 4/1/25	1,500	1,482
4.50%, 6/1/27	2,215	2,116
Howard Hughes (The) Corp.,
5.38%, 3/15/25(1)	2,105	2,066
Iron Mountain, Inc.,
4.88%, 9/15/27(1)	2,065	1,902
iStar, Inc.,
6.50%, 7/1/21	2,020	2,048
Omega Healthcare Investors, Inc.,
5.25%, 1/15/26	1,925	1,941
4.75%, 1/15/28	965	930
Ventas Realty L.P.,
5.70%, 9/30/43	1,290	1,423
Welltower, Inc.,
4.25%, 4/1/26	2,060	2,038

		22,653

Refining & Marketing - 0.1%
Phillips 66,
4.65%, 11/15/34	1,000	1,009

Restaurants - 0.3%
Golden Nugget, Inc.,
6.75%, 10/15/24(1)	2,920	2,921

Retail-Consumer Discretionary - 0.2%
ERAC USA Finance LLC,
7.00%, 10/15/37(1)	1,885	2,356

Retail-Consumer Staples - 0.1%
Bunge Ltd. Finance Corp.,
3.75%, 9/25/27	1,410	1,331

Semiconductors - 0.4%
Analog Devices, Inc.,
2.50%, 12/5/21	2,210	2,141
Broadcom Corp./Broadcom Cayman Finance Ltd.,
2.38%, 1/15/20	1,135	1,120
Maxim Integrated Products, Inc.,
3.45%, 6/15/27	1,200	1,135

		4,396

Software & Services - 0.8%
Activision Blizzard, Inc.,
2.30%, 9/15/21	2,048	1,982
CDK Global, Inc.,
5.88%, 6/15/26	1,525	1,554
Citrix Systems, Inc.,
4.50%, 12/1/27	1,860	1,802
salesforce.com, Inc.,
3.70%, 4/11/28	1,158	1,150
Solera LLC/Solera Finance, Inc.,
10.50%, 3/1/24(1)	2,535	2,815

		9,303

Tobacco - 0.9%
Altria Group, Inc.,
4.50%, 5/2/43	780	748
5.38%, 1/31/44	2,680	2,905
BAT Capital Corp.,
(Floating, ICE LIBOR USD 3M + 0.88%),
3.22%, 8/15/22(1) (2)	1,160	1,168
Reynolds American, Inc.,
5.85%, 8/15/45	2,372	2,590
RJ Reynolds Tobacco Co.,
8.13%, 6/23/19	2,475	2,594

		10,005

Transportation & Logistics - 0.2%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
2.70%, 3/14/23(1)	3,035	2,882

Utilities - 1.7%
Dominion Energy Gas Holdings LLC,
4.60%, 12/15/44	2,005	1,978

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 40.0% continued
Utilities - 1.7% continued
Duke Energy Florida LLC,
3.40%, 10/1/46	$1,135	$995
Exelon Corp.,
5.63%, 6/15/35	1,910	2,210
Mississippi Power Co.,
3.95%, 3/30/28	1,115	1,104
NextEra Energy Capital Holdings, Inc.,
(Variable, ICE LIBOR USD 3M + 2.41%),
4.80%, 12/1/77(3)	3,040	2,827
NiSource, Inc.,
4.80%, 2/15/44	595	618
Pennsylvania Electric Co.,
3.25%, 3/15/28(1)	1,600	1,492
PPL Capital Funding, Inc.,
4.00%, 9/15/47	2,540	2,322
Southern Power Co.,
4.95%, 12/15/46	4,385	4,410
Suburban Propane Partners L.P./Suburban Energy Finance Corp.,
5.88%, 3/1/27	2,465	2,305

		20,261

Waste & Environment Services & Equipment - 0.2%
Advanced Disposal Services, Inc.,
5.63%, 11/15/24(1)	2,360	2,348

Wireless Telecommunications Services - 2.4%
AT&T, Inc.,
2.45%, 6/30/20	1,590	1,566
4.80%, 6/15/44	6,860	6,225
4.55%, 3/9/49	4,090	3,536
Sprint Capital Corp.,
6.88%, 11/15/28	3,365	3,222
Sprint Corp.,
7.88%, 9/15/23	4,110	4,262
7.13%, 6/15/24	1,705	1,721
Verizon Communications, Inc.,
3.00%, 11/1/21	2,215	2,179
4.86%, 8/21/46	2,390	2,284
5.01%, 8/21/54	2,565	2,410

		27,405

Wireline Telecommunications Services - 0.3%
Frontier Communications Corp.,
10.50%, 9/15/22	1,960	1,779
Windstream Services LLC/Windstream Finance Corp.,
7.75%, 10/15/20	1,770	1,588

		3,367

Total Corporate Bonds (Cost $472,705)		462,931

FOREIGN ISSUER BONDS - 12.3%
Auto Parts Manufacturing - 0.2%
Dana Financing Luxembourg S.a.r.l.,
6.50%, 6/1/26(1)	2,135	2,167

Banks - 1.1%
BPCE S.A.,
3.50%, 10/23/27(1)	3,205	2,925
Cooperatieve Rabobank U.A.,
5.25%, 8/4/45	1,692	1,766
Credit Suisse Group Funding Guernsey Ltd.,
3.13%, 12/10/20	850	844
Lloyds Bank PLC,
3.30%, 5/7/21	2,360	2,356
Lloyds Banking Group PLC,
4.50%, 11/4/24	1,272	1,257
Santander UK Group Holdings PLC,
4.75%, 9/15/25(1)	3,415	3,335
Toronto-Dominion Bank (The),
2.50%, 12/14/20	650	639

		13,122

Cable & Satellite - 1.0%
Altice Financing S.A.,
6.63%, 2/15/23(1)	2,050	2,020
7.50%, 5/15/26(1)	3,550	3,434
Altice Luxembourg S.A.,
7.75%, 5/15/22(1)	2,435	2,356
UPC Holding B.V.,
5.50%, 1/15/28(1)	2,625	2,362
VTR Finance B.V.,
6.88%, 1/15/24(1)	1,000	1,005

		11,177

Chemicals - 0.7%
Braskem Netherlands Finance B.V.,
4.50%, 1/10/28(1)	3,925	3,611

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 12.3% continued
Chemicals - 0.7% continued
NOVA Chemicals Corp.,
4.88%, 6/1/24(1)	$2,020	$1,919
Nutrien Ltd.,
4.90%, 6/1/43	680	673
Syngenta Finance N.V.,
3.70%, 4/24/20(1)	1,255	1,251
5.18%, 4/24/28 (1)	1,080	1,043

		8,497

Commercial Finance - 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
4.63%, 10/30/20	745	759
3.50%, 1/15/25	1,545	1,449

		2,208

Containers & Packaging - 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
7.25%, 5/15/24(1)	1,970	2,049

Diversified Banks - 3.1%
Bank of Nova Scotia (The),
(Variable, ICE LIBOR USD 3M + 2.65%),
4.65%, 10/12/22(3) (4)	2,725	2,466
BNP Paribas S.A.,
4.38%, 9/28/25(1)	3,670	3,582
4.63%, 3/13/27(1)	3,255	3,195
(Variable, USD Swap 5Y + 2.84%),
5.13%, 11/15/27(1) (3) (4)	5,275	4,647
(Variable, USD Swap 5Y + 1.48%),
4.38%, 3/1/33(1) (3)	1,145	1,074
Credit Agricole S.A.,
3.75%, 4/24/23(1)	1,525	1,494
3.25%, 10/4/24(1)	1,605	1,511
HSBC Holdings PLC,
(Variable, USD ICE Swap Rate 5Y + 3.75%),
6.00%, 5/22/27(3) (4)	3,405	3,158
(Variable, ICE LIBOR USD 3M + 1.53%),
4.58%, 6/19/29(3)	1,060	1,071
5.25%, 3/14/44	3,746	3,808
Mitsubishi UFJ Financial Group, Inc.,
(Floating, ICE LIBOR USD 3M + 0.79%),
3.15%, 7/25/22(2)	2,550	2,561
Royal Bank of Scotland Group PLC,
(Variable, USD Swap 5Y + 5.80%),
7.50%, 8/10/20(3) (4)	2,430	2,477
(Floating, ICE LIBOR USD 3M + 1.47%),
3.81%, 5/15/23(2)	3,925	3,944
(Variable, ICE LIBOR USD 3M + 1.55%),
4.52%, 6/25/24(3)	1,035	1,036

		36,024

Electrical Equipment Manufacturing - 0.1%
Johnson Controls International PLC,
5.13%, 9/14/45	1,610	1,668

Entertainment Content - 0.2%
Ziggo B.V.,
5.50%, 1/15/27(1)	2,345	2,190

Exploration & Production - 0.1%
Canadian Natural Resources Ltd.,
6.75%, 2/1/39	605	734

Financial Services - 0.2%
UBS A.G.,
4.50%, 6/26/48(1)	1,525	1,555
UBS Group Funding Switzerland A.G.,
(Floating, ICE LIBOR USD 3M + 0.95%),
3.29%, 8/15/23(1) (2)	1,160	1,161

		2,716

Food & Beverage - 0.5%
Bacardi Ltd.,
5.30%, 5/15/48(1)	3,065	2,905
MARB BondCo PLC,
6.88%, 1/19/25(1)	1,040	988
Suntory Holdings Ltd.,
2.55%, 6/28/22(1)	2,185	2,095

		5,988

Forest & Paper Products Manufacturing - 0.1%
Celulosa Arauco y Constitucion S.A.,
5.50%, 11/2/47	1,070	1,041

Integrated Oils - 0.1%
BP Capital Markets PLC,
4.74%, 3/11/21	505	526
Cenovus Energy, Inc.,
6.75%, 11/15/39	1,015	1,114

		1,640

Life Insurance - 0.3%
Manulife Financial Corp.,
(Variable, USD ICE Swap Rate 5Y + 1.65%),
4.06%, 2/24/32(3)	3,225	3,059

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 12.3% continued
Machinery Manufacturing - 0.1%
Pentair Finance S.a.r.l.,
2.65%, 12/1/19	$1,390	$1,375

Metals & Mining - 1.9%
Anglo American Capital PLC,
3.75%, 4/10/22(1)	3,585	3,559
3.63%, 9/11/24(1)	535	507
4.88%, 5/14/25(1)	790	794
4.00%, 9/11/27(1)	720	670
4.50%, 3/15/28(1)	3,175	3,064
FMG Resources (August 2006) Pty.Ltd.,
4.75%, 5/15/22(1)	3,520	3,397
5.13%, 3/15/23 (1)	2,060	1,998
Goldcorp, Inc.,
3.70%, 3/15/23	1,235	1,216
IAMGOLD Corp.,
7.00%, 4/15/25(1)	2,800	2,855
New Gold, Inc.,
6.38%, 5/15/25(1)	1,115	1,098
Teck Resources Ltd.,
6.25%, 7/15/41	2,120	2,109
Vale Overseas Ltd.,
4.38%, 1/11/22	802	812

		22,079

Oil & Gas Services & Equipment - 0.4%
Ensco PLC,
7.75%, 2/1/26	1,820	1,719
Noble Holding International Ltd.,
7.75%, 1/15/24	1,265	1,199
7.88%, 2/1/26(1)	1,990	2,050

		4,968

Pharmaceuticals - 0.4%
Allergan Funding SCS,
3.00%, 3/12/20	1,315	1,309
4.55%, 3/15/35	1,035	979
Shire Acquisitions Investments Ireland DAC,
3.20%, 9/23/26	1,995	1,828

		4,116

Pipeline - 0.5%
Enbridge, Inc.,
2.90%, 7/15/22	2,345	2,278
(Variable, ICE LIBOR USD 3M + 3.64%),
6.25%, 3/1/78(3)	1,855	1,745
TransCanada PipeLines Ltd.,
(Variable, ICE LIBOR USD 3M + 2.21%),
4.55%, 5/15/67(2)	2,470	2,309

		6,332

Refining & Marketing - 0.4%
Parkland Fuel Corp.,
6.00%, 4/1/26	2,535	2,497
Puma International Financing S.A.,
5.00%, 1/24/26(1)	1,925	1,762

		4,259

Retail - Consumer Discretionary - 0.1%
Alibaba Group Holding Ltd.,
4.20%, 12/6/47	1,020	929

Software & Services - 0.1%
Tencent Holdings Ltd.,
2.99%, 1/19/23(1)	1,400	1,361

Wireless Telecommunications Services - 0.2%
Vodafone Group PLC,
5.25%, 5/30/48	2,380	2,373

Wireline Telecommunications Services - 0.1%
Deutsche Telekom International Finance B.V.,
2.23%, 1/17/20(1)	850	838

Total Foreign Issuer Bonds (Cost $148,576)		142,910

U.S. GOVERNMENT AGENCIES - 30.7%(6)
Fannie Mae - 30.1%
Pool #255498,
5.50%, 12/1/34	166	180
Pool #256883,
6.00%, 9/1/37	14	15
Pool #535714,
7.50%, 1/1/31	21	23
Pool #545003,
8.00%, 5/1/31	1	1
Pool #545437,
7.00%, 2/1/32	49	55
Pool #545556,
7.00%, 4/1/32	30	34

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.7%(6) continued
Fannie Mae - 30.1% continued
Pool #555189,
7.00%, 12/1/32	$214	$240
Pool #581806,
7.00%, 7/1/31	55	61
Pool #585617,
7.00%, 5/1/31(7)	—	—
Pool #745148,
5.00%, 1/1/36	101	108
Pool #888538,
5.50%, 1/1/37	245	266
Pool #890009,
5.50%, 9/1/36	1,110	1,206
Pool #893082,
(Floating, ICE LIBOR USD 1Y + 1.91%, 10.87% Cap),
3.76%, 9/1/36(2)	764	807
Pool #929035,
6.50%, 1/1/38	192	211
Pool #932638,
5.00%, 3/1/40	4,091	4,390
Pool #955782,
6.50%, 10/1/37	68	76
Pool #990702,
6.50%, 9/1/38	1,203	1,326
Pool #AB1470,
4.50%, 9/1/40	1,534	1,614
Pool #AB3114,
5.00%, 6/1/41	1,938	2,079
Pool #AB9522,
3.50%, 5/1/43	15,817	15,839
Pool #AC6767,
4.50%, 1/1/40	1,313	1,381
Pool #AC9581,
5.50%, 1/1/40	2,577	2,802
Pool #AD0915,
5.50%, 12/1/38	96	104
Pool #AD6929,
5.00%, 6/1/40	1,673	1,794
Pool #AH1166,
4.50%, 12/1/40	1,858	1,950
Pool #AH1507,
4.50%, 12/1/40	4,769	5,018
Pool #AL4408,
4.50%, 11/1/43	6,226	6,543
Pool #AL5686,
4.00%, 9/1/44	4,258	4,372
Pool #AL8352,
3.00%, 10/1/44	19,669	19,214
Pool #AL9069,
3.00%, 3/1/44	9,587	9,366
Pool #AQ9333,
4.00%, 1/1/43	3,848	3,957
Pool #AS2703,
4.00%, 6/1/44	4,418	4,535
Pool #AS3473,
4.00%, 10/1/44	7,143	7,299
Pool #AS3655,
4.50%, 10/1/44	2,438	2,553
Pool #AS6075,
4.00%, 10/1/45	3,635	3,709
Pool #AS6184,
3.50%, 11/1/45	12,329	12,360
Pool #AS6520,
3.50%, 1/1/46	5,023	5,015
Pool #AS6730,
3.50%, 2/1/46	9,176	9,160
Pool #AS7568,
4.50%, 7/1/46	8,082	8,422
Pool #AS8699,
4.00%, 1/1/47	5,552	5,665
Pool #AU7032,
4.00%, 11/1/43	23,341	23,996
Pool #AW6233,
4.50%, 6/1/44	6,318	6,640
Pool #AZ7903,
4.00%, 6/1/41	4,185	4,298
Pool #BC0326,
3.50%, 12/1/45	4,655	4,647
Pool #BC4898,
3.50%, 2/1/46	8,619	8,605
Pool #BD1165,
3.00%, 10/1/46	7,594	7,368
Pool #BD5046,
3.50%, 2/1/47	4,362	4,354
Pool #BD7060,
4.00%, 3/1/47	10,168	10,372

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.7%(6) continued
Fannie Mae - 30.1% continued
Pool #BD7081,
4.00%, 3/1/47	$9,858	$10,060
Pool #BE3619,
4.00%, 5/1/47	10,329	10,542
Pool #BE3702,
4.00%, 6/1/47	9,303	9,489
Pool #BE5651,
3.00%, 2/1/47	7,369	7,149
Pool #BM2000,
3.50%, 5/1/47	10,278	10,258
Pool #MA2522,
3.50%, 2/1/46	6,296	6,285
Pool #MA2642,
3.50%, 6/1/46	7,124	7,112
Pool #MA2705,
3.00%, 8/1/46	7,101	6,889
Pool #MA2864,
3.50%, 1/1/47	3,681	3,674
Pool #MA2929,
3.50%, 3/1/47	4,799	4,790
Pool #MA3027,
4.00%, 6/1/47	6,540	6,675
Pool #MA3088,
4.00%, 8/1/47	4,318	4,408
Pool #MA3120,
3.50%, 9/1/47	11,531	11,502
Pool #MA3183,
4.00%, 11/1/47	10,116	10,327
Pool #MA3184,
4.50%, 11/1/47	13,482	14,069
Pool #MA3211,
4.00%, 12/1/47	10,238	10,461

		347,720

Freddie Mac - 0.2%
Pool #1B3575,
(Floating, ICE LIBOR USD 1Y + 1.80%, 11.34% Cap),
3.55%, 9/1/37(2)	62	63
Pool #1G2296,
(Floating, ICE LIBOR USD 1Y + 2.06%, 11.37% Cap),
3.81%, 11/1/37(2)	661	689
Pool #1J0365,
(Floating, ICE LIBOR USD 1Y + 1.85%, 10.85% Cap),
4.06%, 4/1/37(2)	414	432
Pool #1J2840,
(Floating, ICE LIBOR USD 1Y + 1.90%, 10.80% Cap),
3.65%, 9/1/37(2)	696	730
Pool #848076,
(Floating, ICE LIBOR USD 1Y + 1.92%, 10.89% Cap),
3.89%, 6/1/38(2)	180	181

		2,095

Freddie Mac Gold - 0.4%
Pool #A65182,
6.50%, 9/1/37	1,448	1,612
Pool #A92650,
5.50%, 6/1/40	119	127
Pool #C00910,
7.50%, 1/1/30	168	190
Pool #C02790,
6.50%, 4/1/37	840	949
Pool #C02838,
5.50%, 5/1/37	1,167	1,269
Pool #G01954,
5.00%, 11/1/35	645	688
Pool #G18643,
2.50%, 5/1/32	262	255

		5,090

Total U.S. Government Agencies (Cost $366,185)		354,905

U.S. GOVERNMENT OBLIGATIONS - 14.5%
U.S. Treasury Bonds - 0.8%
3.00%, 2/15/48	8,520	8,549

U.S. Treasury Inflation Indexed Notes - 4.9%
1.38%, 1/15/20	9,980	11,695
0.13%, 4/15/21	9,735	10,132
0.13%, 4/15/22	23,340	23,554
0.50%, 1/15/28	11,615	11,543

		56,924

U.S. Treasury Notes - 8.8%
2.63%, 6/15/21	46,000	46,005

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 14.5% continued
U.S. Treasury Notes - 8.8% continued
2.63%, 6/30/23	$34,445	$34,277
2.75%, 2/28/25	17,260	17,199
2.88%, 5/15/28	4,695	4,704

		102,185

Total U.S. Government Obligations (Cost $167,726)		167,658

MUNICIPAL BONDS - 0. 1%
Alabama - 0.1%
Alabama Economic Settlement Authority Taxable Revenue Bonds, Series B,
3.16%, 9/15/25	1,740	1,724

Total Municipal Bonds
(Cost $1,740)		1,724

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 3.9%
Northern Institutional Funds - U.S. Government Portfolio,
1.72%(8) (9)	45,324,708	$45,325

Total Investment Companies (Cost $45,325)		45,325

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
1.70%, 7/19/18(10) (11)	$2,000	$1,998

Total Short-Term Investments (Cost $1,998)		1,998

Total Investments - 104.9% (Cost $1,241,779)		1,214,044

Liabilities less Other Assets - (4.9%)		(57,191)

NET ASSETS - 100.0%		$1,156,853

(1)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(2)	Variable rate security. Rate as of June 30, 2018 is disclosed.
(3)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(4)	Perpetual bond. Maturity date represents next call date.
(5)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(6)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(7)	Principal Amount and Value rounds to less than one thousand.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day current yield as of June 30, 2018 is disclosed.
(10)	Discount rate at the time of purchase.
(11)	Security pledged as collateral to cover margin requirements for open futures contracts.

Percentages shown are based on Net Assets.

At June 30, 2018, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
10-Year
U.S. Treasury
Note	(100)	$12,019	Short	9/18	$(122)
Ultra 10-Year
U.S. Treasury
Note	(100)	12,823	Short	9/18	(287)

Total					$(409)

At June 30, 2018, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	14.0%
U.S. Agency	29.2
AAA	3.0
AA	0.5
A	6.6
BBB	29.3
BB	6.9
B	5.6
CCC	1.2
Cash Equivalents	3.7

Total	100.0%

*

Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to

FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$—	$36,593	$—	$36,593
Corporate Bonds(1)	—	462,931	—	462,931
Foreign Issuer Bonds(1)	—	142,910	—	142,910
U.S Government Agencies(1)	—	354,905	—	354,905
U.S Government Obligations(1)	—	167,658	—	167,658
Municipal Bonds(1)	—	1,724	—	1,724
Investment Companies	45,325	—	—	45,325
Short-Term Investments	—	1,998	—	1,998

Total Investments	$45,325	$1,168,719	$—	$1,214,044

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(409)	$—	$—	$(409)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2018, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2018.

Transactions in affiliated investments for the three months ended June 30, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio	$2,598	$279,971	$237,244	$62	$45,325	45,325

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

USD - United States Dollar

NORTHERN FUNDS QUARTERLY REPORT    13    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND	JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 64.8%
Aerospace & Defense - 1.6%
Pioneer Holdings LLC/Pioneer Finance Corp.,
9.00%, 11/1/22(1)	$21,135	$21,822
StandardAero Aviation Holdings, Inc.,
10.00%, 7/15/23(1)	16,225	17,503
Triumph Group, Inc.,
7.75%, 8/15/25	20,850	20,641

		59,966

Auto Parts Manufacturing - 0.6%
American Axle & Manufacturing, Inc.,
6.25%, 4/1/25	20,725	20,570

Automobiles Manufacturing - 0.6%
General Motors Financial Co., Inc.,
(Variable, ICE LIBOR USD 3M + 3.60%),
5.75%, 9/30/27(2) (3)	22,600	21,668

Banks - 0.5%
CIT Group, Inc.,
(Variable, ICE LIBOR USD 3M + 3.97%),
5.80%, 6/15/22(2) (3)	18,524	18,292

Biotechnology - 0.6%
Sotera Health Topco, Inc.,
8.13%, (100% Cash), 11/1/21(1) (4)	23,205	23,263

Building Materials - 0.5%
Pisces Midco, Inc.,
8.00%, 4/15/26(1)	20,175	19,404

Cable & Satellite - 2.8%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.00%, 2/1/28(1)	19,872	18,183
CSC Holdings LLC,
10.88%, 10/15/25(1)	26,800	30,895
DISH DBS Corp.,
7.75%, 7/1/26	12,867	11,275
Hughes Satellite Systems Corp.,
6.63%, 8/1/26	19,530	18,065
Radiate Holdco LLC/Radiate Finance, Inc.,
6.63%, 2/15/25(1)	27,900	25,528

		103,946

Casinos & Gaming - 0.5%
Boyd Gaming Corp.,
6.00%, 8/15/26(1)	8,000	7,920
Mohegan Gaming & Entertainment,
7.88%, 10/15/24(1)	11,225	10,608

		18,528

Chemicals - 1.1%
CVR Partners L.P./CVR Nitrogen Finance Corp.,
9.25%, 6/15/23(1)	19,210	19,786
Hexion, Inc.,
6.63%, 4/15/20	20,875	19,548

		39,334

Coal Operations - 0.9%
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp.,
7.50%, 5/1/25(1)	18,350	19,543
Peabody Energy Corp.,
6.38%, 3/31/25(1)	11,950	12,338

		31,881

Commercial Finance - 0.5%
Fortress Transportation & Infrastructure Investors LLC,
6.75%, 3/15/22(1)	19,125	19,555

Consumer Finance - 2.8%
Discover Financial Services,
(Variable, ICE LIBOR USD 3M + 3.08%),
5.50%, 10/30/27(2) (3)	20,425	19,940
Freedom Mortgage Corp.,
8.13%, 11/15/24(1)	17,300	16,781
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
5.25%, 10/1/25	19,052	17,881
Provident Funding Associates L.P./PFG Finance Corp.,
6.38%, 6/15/25(1)	20,482	19,940
Springleaf Finance Corp.,
6.88%, 3/15/25	19,200	19,056
7.13%, 3/15/26	7,975	7,935

		101,533

Consumer Products - 0.5%
Energizer Gamma Acquisition, Inc.,
7/15/26(1) (5)	17,525	17,821

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 64.8% continued
Containers & Packaging - 1.1%
BWAY Holding Co.,
7.25%, 4/15/25(1)	$19,017	$18,542
Flex Acquisition Co., Inc.,
6.88%, 1/15/25(1)	8,028	7,727
7.88%, 7/15/26(1)	13,200	13,148

		39,417

Diversified Banks - 1.2%
Bank of America Corp.,
(Variable, ICE LIBOR USD 3M + 2.93%),
5.88%, 3/15/28(2) (3)	21,700	21,212
JPMorgan Chase & Co.,
(Variable, ICE LIBOR USD 3M + 2.58%),
4.63%, 11/1/22(2) (3)	25,375	23,395

		44,607

Diversified Manufacturing - 0.5%
Vertiv Intermediate Holding Corp.,
12.00%, 2/15/22(1) (4)	19,225	18,648

Entertainment Resources - 0.5%
AMC Entertainment Holdings, Inc.,
5.88%, 11/15/26	17,505	16,849

Exploration & Production - 5.7%
Berry Petroleum Co. LLC,
7.00%, 2/15/26(1)	19,550	19,990
Chesapeake Energy Corp.,
8.00%, 1/15/25	19,175	19,529
Comstock Resources, Inc.,
10.00%, 3/15/20(4)	14,425	15,074
Denbury Resources, Inc.,
9.00%, 5/15/21(1)	19,908	21,047
Energy Ventures Gom LLC/EnVen Finance Corp.,
11.00%, 2/15/23(1)	10,650	11,209
Gulfport Energy Corp.,
6.38%, 1/15/26	21,690	20,822
Indigo Natural Resources LLC,
6.88%, 2/15/26(1)	20,145	19,440
SM Energy Co.,
5.63%, 6/1/25	13,110	12,487
Southwestern Energy Co.,
6.70%, 1/23/25	22,143	21,672
Ultra Resources, Inc.,
7.13%, 4/15/25(1)	14,925	10,485
Whiting Petroleum Corp.,
6.63%, 1/15/26(1)	16,438	16,931
WildHorse Resource Development Corp.,
6.88%, 2/1/25	21,200	21,598

		210,284

Financial Services - 2.6%
E*TRADE Financial Corp.,
(Variable, ICE LIBOR USD 3M + 3.16%),
5.30%, 3/15/23(2) (3)	15,914	15,536
Goldman Sachs Group (The), Inc.,
(Variable, ICE LIBOR USD 3M + 2.87%),
5.00%, 11/10/22(2) (3)	22,746	21,338
LPL Holdings, Inc.,
5.75%, 9/15/25(1)	18,833	18,315
Nationstar Mortgage LLC/Nationstar Capital Corp.,
6.50%, 7/1/21	7,400	7,381
NFP Corp.,
6.88%, 7/15/25(1)	18,515	18,145
Wand Merger Corp.,
7/15/23(1) (5)	15,200	15,428

		96,143

Food & Beverage - 1.7%
Dole Food Co., Inc.,
7.25%, 6/15/25(1)	26,575	26,309
Post Holdings, Inc.,
5.75%, 3/1/27(1)	17,625	17,096
Simmons Foods, Inc.,
5.75%, 11/1/24(1)	23,087	20,028

		63,433

Hardware - 1.0%
Everi Payments, Inc.,
7.50%, 12/15/25(1)	20,200	20,251
TTM Technologies, Inc.,
5.63%, 10/1/25(1)	17,275	16,843

		37,094

Health Care Facilities & Services - 3.5%
Eagle Holding Co. II LLC,
7.63%, (100% Cash), 5/15/22(1) (4)	21,530	21,750
HCA, Inc.,
5.50%, 6/15/47	29,200	26,791

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 64.8% continued
Health Care Facilities & Services - 3.5% continued
RegionalCare Hospital Partners Holdings, Inc.,
8.25%, 5/1/23(1)	$18,821	$19,797
Team Health Holdings, Inc.,
6.38%, 2/1/25(1)	22,525	19,372
Tenet Healthcare Corp.,
8.13%, 4/1/22	22,174	23,183
West Street Merger Sub, Inc.,
6.38%, 9/1/25(1)	20,019	19,118

		130,011

Homebuilders - 2.0%
AV Homes, Inc.,
6.63%, 5/15/22	18,700	19,308
Beazer Homes USA, Inc.,
5.88%, 10/15/27	17,375	15,134
Century Communities, Inc.,
5.88%, 7/15/25	24,075	22,751
LGI Homes, Inc.,
6.88%, 7/15/26(1)	15,125	15,087

		72,280

Industrial Other - 0.9%
Ahern Rentals, Inc.,
7.38%, 5/15/23(1)	17,575	17,136
BlueLine Rental Finance Corp./BlueLine Rental LLC,
9.25%, 3/15/24(1)	14,125	15,027

		32,163

Investment Companies - 0.5%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
6.38%, 12/15/25	19,065	19,089

Life Insurance - 0.5%
Fidelity & Guaranty Life Holdings, Inc.,
5.50%, 5/1/25(1)	20,610	20,095

Managed Care - 0.6%
MPH Acquisition Holdings LLC,
7.13%, 6/1/24(1)	20,975	21,499

Metals & Mining - 2.5%
AK Steel Corp.,
7.00%, 3/15/27	20,954	19,906
Commercial Metals Co.,
5.75%, 4/15/26(1)	9,625	9,361
Freeport-McMoRan, Inc.,
5.45%, 3/15/43	16,350	14,342
Joseph T Ryerson & Son, Inc.,
11.00%, 5/15/22(1)	24,198	26,618
United States Steel Corp.,
6.88%, 8/15/25	21,850	21,980

		92,207

Oil & Gas Services & Equipment - 2.1%
Nabors Industries, Inc.,
5.75%, 2/1/25(1)	16,350	15,451
Oceaneering International, Inc.,
6.00%, 2/1/28	19,900	19,767
Rowan Cos., Inc.,
7.38%, 6/15/25	21,319	20,626
USA Compression Partners L.P./USA Compression Finance Corp.,
6.88%, 4/1/26(1)	20,100	20,803

		76,647

Pharmaceuticals - 0.1%
JPR Royalty Sub LLC,
14.00%, 9/1/20(1) (6)	8,000	4,000

Pipeline - 4.9%
American Midstream Partners L.P./American Midstream Finance Corp.,
8.50%, 12/15/21(1)	25,879	25,361
EnLink Midstream Partners L.P.,
(Variable, ICE LIBOR USD 3M + 4.11%),
6.00%, 12/15/22(2) (3)	21,175	18,098
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.00%, 5/15/23	14,784	14,507
6.25%, 5/15/26	4,325	4,076
Global Partners L.P./GLP Finance Corp.,
7.00%, 6/15/23	22,404	22,236
Martin Midstream Partners L.P./Martin Midstream Finance Corp.,
7.25%, 2/15/21	21,880	21,607
NGL Energy Partners L.P./NGL Energy Finance Corp.,
7.50%, 11/1/23	19,050	19,241

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 64.8% continued
Pipeline - 4.9% continued
PBF Logistics L.P./PBF Logistics Finance Corp.,
6.88%, 5/15/23	$18,752	$18,916
Plains All American Pipeline L.P.,
(Variable, ICE LIBOR USD 3M + 4.11%),
6.13%, 11/15/22(2) (3)	20,125	19,068
Suburban Propane Partners L.P./Suburban Energy Finance Corp.,
5.88%, 3/1/27	16,745	15,657

		178,767

Power Generation - 1.2%
Calpine Corp.,
5.50%, 2/1/24	24,660	22,656
NRG Energy, Inc.,
5.75%, 1/15/28(1)	20,690	20,380

		43,036

Property & Casualty Insurance - 1.7%
Acrisure LLC/Acrisure Finance, Inc.,
7.00%, 11/15/25(1)	21,825	19,861
HUB International Ltd.,
7.00%, 5/1/26(1)	21,825	21,552
USIS Merger Sub, Inc.,
6.88%, 5/1/25(1)	20,679	20,576

		61,989

Publishing & Broadcasting - 1.7%
CBS Radio, Inc.,
7.25%, 11/1/24(1)	21,050	20,050
Lee Enterprises, Inc.,
9.50%, 3/15/22(1)	20,248	21,134
Meredith Corp.,
6.88%, 2/1/26(1)	21,500	21,204

		62,388

Real Estate - 1.0%
Crescent Communities LLC/Crescent Ventures, Inc.,
8.88%, 10/15/21(1)	16,660	17,576
Five Point Operating Co. L.P./Five Point Capital Corp.,
7.88%, 11/15/25(1)	17,725	18,058

		35,634

Real Estate Investment Trusts - 0.3%
iStar, Inc.,
6.00%, 4/1/22	9,183	9,183

Refining & Marketing - 2.4%
Citgo Holding, Inc.,
10.75%, 2/15/20(1)	28,404	30,215
Murphy Oil USA, Inc.,
5.63%, 5/1/27	18,332	17,920
PBF Holding Co LLC/PBF Finance Corp.,
7.25%, 6/15/25	19,375	20,368
Sunoco L.P./Sunoco Finance Corp.,
5.50%, 2/15/26(1)	21,975	20,821

		89,324

Restaurants - 0.6%
Golden Nugget, Inc.,
6.75%, 10/15/24(1)	20,885	20,889

Retail-Consumer Discretionary - 0.9%
Penske Automotive Group, Inc.,
5.50%, 5/15/26	10,841	10,624
Sonic Automotive, Inc.,
6.13%, 3/15/27	23,731	22,426

		33,050

Software & Services - 3.0%
GCI LLC,
6.88%, 4/15/25	17,966	18,595
Rackspace Hosting, Inc.,
8.63%, 11/15/24(1)	22,550	22,663
Solera LLC/Solera Finance, Inc.,
10.50%, 3/1/24(1)	21,190	23,534
Sophia L.P./Sophia Finance, Inc.,
9.00%, 9/30/23(1)	21,632	22,711
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
6.75%, 6/1/25(1)	22,125	21,240

		108,743

Supermarkets & Pharmacies - 1.1%
Albertsons Cos., Inc.,
(Floating, ICE LIBOR USD 3M + 3.75%),
6.09%, 1/15/24(1) (7)	20,425	20,476
Cumberland Farms, Inc.,
6.75%, 5/1/25(1)	20,490	20,746

		41,222

Transportation & Logistics - 0.5%
Navistar International Corp.,
6.63%, 11/1/25(1)	18,975	19,497

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 64.8% continued
Waste & Environment Services & Equipment - 0.6%
Covanta Holding Corp.,
5.88%, 7/1/25	$21,739	$20,978

Wireless Telecommunications Services - 2.8%
Iridium Communications, Inc.,
10.25%, 4/15/23(1)	21,250	22,897
Sprint Capital Corp.,
6.88%, 11/15/28	24,050	23,028
8.75%, 3/15/32	28,625	30,628
Sprint Corp.,
7.88%, 9/15/23	8,000	8,295
Trilogy International Partners LLC/Trilogy International Finance, Inc.,
8.88%, 5/1/22(1)	16,225	16,428

		101,276

Wireline Telecommunications Services - 1.6%
CenturyLink, Inc.,
7.50%, 4/1/24	18,121	18,619
Frontier Communications Corp.,
10.50%, 9/15/22	26,390	23,949
Windstream Services LLC/Windstream Finance Corp.,
7.75%, 10/15/20	19,292	17,315

		59,883

Total Corporate Bonds (Cost $2,427,674)		2,376,086

FOREIGN ISSUER BONDS - 26.8%
Aerospace & Defense - 1.2%
Bombardier, Inc.,
7.50%, 12/1/24(1)	22,375	23,550
TransDigm UK Holdings PLC,
6.88%, 5/15/26(1)	19,635	19,905

		43,455

Airlines - 1.3%
Virgin Australia Holdings Ltd.,
7.88%, 10/15/21(1)	26,400	26,268
VistaJet Malta Finance PLC/VistaJet Co. Finance LLC,
7.75%, 6/1/20(1)	21,469	21,254

		47,522

Banks - 0.5%
ING Groep N.V.,
(Variable, USD Swap 5Y + 4.45%),
6.50%, 4/16/25(2) (3)	20,828	20,147

Cable & Satellite - 3.0%
Altice Financing S.A.,
7.50%, 5/15/26(1)	16,345	15,809
Intelsat Jackson Holdings S.A.,
7.25%, 10/15/20	33,000	32,835
Telenet Finance Luxembourg Notes S.a.r.l.,
5.50%, 3/1/28(1)	22,400	20,485
UPC Holding B.V.,
5.50%, 1/15/28(1)	26,025	23,422
VTR Finance B.V.,
6.88%, 1/15/24(1)	17,245	17,326

		109,877

Commercial Finance - 0.2%
Avolon Holdings Funding Ltd.,
5.50%, 1/15/23(1)	7,542	7,523

Consumer Finance - 0.5%
goeasy Ltd.,
7.88%, 11/1/22(1)	18,425	19,484

Diversified Banks - 2.9%
BNP Paribas S.A.,
(Variable, USD Swap 5Y + 5.15%),
7.38%, 8/19/25 (1) (2) (3)	23,275	23,799
Credit Agricole S.A.,
(Variable, USD Swap 5Y + 4.90%),
7.88%, 1/23/24 (1) (2) (3)	17,918	18,276
HSBC Holdings PLC,
(Variable, USD ICE Swap Rate 5Y + 3.75%),
6.00%, 5/22/27(2) (3)	21,955	20,363
Societe Generale S.A.,
(Variable, USD Swap 5Y + 6.24%),
7.38%, 9/13/21 (1) (2) (3)	23,650	24,064
Standard Chartered PLC,
(Variable, USD Swap 5Y + 6.30%),
7.50%, 4/2/22 (1) (2) (3)	19,287	19,769

		106,271

Food & Beverage - 2.1%
Grupo Bimbo S.A.B. de C.V.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.28%),
5.95%, 4/17/23 (1) (2) (3)	20,075	19,824

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 26.8% continued
Food & Beverage - 2.1% continued
JBS USA LUX SA/JBS USA Finance, Inc.,
7.25%, 6/1/21(1)	$7,400	$7,474
5.88%, 7/15/24(1)	19,975	19,077
Marfrig Holdings Europe B.V.,
8.00%, 6/8/23(1)	17,925	18,149
Sigma Holdco B.V.,
7.88%, 5/15/26	13,800	12,972

		77,496

Foreign Wireless - 0.7%
Altice France S.A.,
7.38%, 5/1/26(1)	25,225	24,663

Hardware - 0.3%
Seagate HDD Cayman,
4.75%, 1/1/25	12,890	12,362

Integrated Oils - 0.5%
Petroleos Mexicanos,
6.50%, 6/2/41	4,900	4,608
6.75%, 9/21/47	13,350	12,588

		17,196

Metals & Mining - 3.6%
ArcelorMittal,
6.75%, 3/1/41	16,504	18,632
First Quantum Minerals Ltd.,
7.25%, 4/1/23(1)	11,575	11,575
6.50%, 3/1/24(1)	12,250	11,821
Northwest Acquisitions ULC/Dominion Finco, Inc.,
7.13%, 11/1/22(1)	18,091	18,046
Petra Diamonds US Treasury PLC,
7.25%, 5/1/22(1)	18,151	17,493
Teck Resources Ltd.,
6.00%, 8/15/40	8,575	8,339
6.25%, 7/15/41	9,138	9,092
Vale Overseas Ltd.,
6.88%, 11/21/36	18,425	20,686
Vedanta Resources PLC,
6.38%, 7/30/22(1)	10,525	10,025
6.13%, 8/9/24(1)	7,900	6,944

		132,653

Oil & Gas Services & Equipment - 2.4%
Ensco PLC,
7.75%, 2/1/26	6,600	6,235
5.75%, 10/1/44	29,486	20,898
Noble Holding International Ltd.,
7.75%, 1/15/24	8,114	7,688
7.88%, 2/1/26(1)	7,350	7,570
6.05%, 3/1/41	11,525	8,356
Transocean, Inc.,
9.00%, 7/15/23(1)	11,325	12,189
7.50%, 1/15/26	10,525	10,689
Weatherford International Ltd.,
8.25%, 6/15/23	15,425	15,303

		88,928

Pharmaceuticals - 2.5%
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
6.00%, 7/15/23(1)	27,621	22,718
Teva Pharmaceutical Finance Netherlands III B.V.,
6.75%, 3/1/28	20,900	21,302
Valeant Pharmaceuticals International, Inc.,
5.88%, 5/15/23(1)	25,833	24,267
6.13%, 4/15/25(1)	23,370	21,530

		89,817

Power Generation - 0.5%
Drax Finco PLC,
6.63%, 11/1/25(1)	17,395	17,308

Property & Casualty Insurance - 0.5%
Ardonagh Midco 3 PLC,
8.63%, 7/15/23(1)	19,175	19,463

Refining & Marketing - 0.8%
Parkland Fuel Corp.,
6.00%, 4/1/26	23,275	22,926
Puma International Financing S.A.,
5.00%, 1/24/26(1)	5,500	5,034

		27,960

Software & Services - 0.6%
Sixsigma Networks Mexico S.A. de C.V.,
7.50%, 5/2/25(1)	24,150	23,172

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 26.8% continued
Trucking & Leasing - 0.5%
Fly Leasing Ltd.,
5.25%, 10/15/24	$18,650	$17,484

Wireless Telecommunications Services - 1.9%
C&W Senior Financing DAC,
6.88%, 9/15/27(1)	20,325	19,487
Digicel Group Ltd.,
8.25%, 9/30/20(1)	23,489	17,734
Millicom International Cellular S.A.,
5.13%, 1/15/28(1)	17,850	16,395
Wind Tre S.p.A.,
5.00%, 1/20/26(1)	19,575	15,513

		69,129

Wireline Telecommunications Services - 0.3%
Axtel S.A.B. de C.V.,
6.38%, 11/14/24(1)	11,250	10,659

Total Foreign Issuer Bonds (Cost $1,010,099)		982,569

TERM LOANS - 3.0%(7)
Consumer Services - 0.6%
TruGreen L.P., Initial Incremental Term Loan,
(Floating, ICE LIBOR USD 1M + 4.00%, 1.00% Floor),
6.05%, 4/13/23	22,273	22,357

Department Stores - 0.7%
J.C. Penney Corp., Inc., Loan,
(Floating, ICE LIBOR USD 3M + 4.25%, 1.00% Floor),
6.57%, 6/23/23	25,907	24,651

Pharmaceuticals - 0.6%
Alvogen Pharma US, Inc., Loan,
(Floating, ICE LIBOR USD 1W + 4.75%, 1.00% Floor),
6.73%, 4/1/22	20,576	20,589

Refining & Marketing - 0.5%
Gulf Finance LLC, Tranche B Term Loan,
(Floating, ICE LIBOR USD 3M + 5.25%, 1.00% Floor),
7.59%, 8/25/23	20,797	17,885

Retail - Consumer Discretionary - 0.6%
Bass Pro Group LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 5.00%, 0.75% Floor),
7.09%, 9/25/24	23,780	23,832

Total Term Loans (Cost $112,503)		109,314

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS - 0.4%
Banks - 0.4%
GMAC Capital Trust I,
(Variable, ICE LIBOR USD 3M + 5.79%),
8.13%(7)	577,459	$15,187

Total Preferred Stocks (Cost $13,621)		15,187

INVESTMENT COMPANIES - 5.2%
Northern Institutional Funds - U.S. Government Portfolio,
1.72%(8) (9)	189,716,453	189,716

Total Investment Companies (Cost $189,716)		189,716

Total Investments - 100.2% (Cost $3,753,613)		3,672,872

Liabilities less Other Assets - (0.2%)		(6,902)

NET ASSETS - 100.0%		$3,665,970

(1)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(2)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(3)	Perpetual bond. Maturity date represents next call date.
(4)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(5)	When-Issued Security. Coupon rate is not in effect at June 30, 2018.
(6)

Restricted security that has been deemed illiquid. At June 30, 2018, the value of this restricted illiquid security amounted to approximately $4,000,000 or 0.1% of net assets. Additional information on this restricted illiquid security is as follows:

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
JPR Royalty Sub LLC,
14.00%, 9/1/20	3/10/11	$8,000

(7)	Variable rate security. Rate as of June 30, 2018 is disclosed.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day current yield as of June 30, 2018 is disclosed.

Percentages shown are based on Net Assets.

At June 30, 2018, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
BBB	4.3%
BB	21.1
B	49.2
CCC	20.2
Not Rated	0.1
Cash Equivalents	5.1

Total	100.0%

*

Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Corporate Bonds(1)	$—	$2,376,086	$—	$2,376,086
Foreign Issuer Bonds(1)	—	982,569	—	982,569
Term Loans(1)	—	109,314	—	109,314
Preferred Stocks(1)	15,187	—	—	15,187
Investment Companies	189,716	—	—	189,716

Total Investments	$204,903	$3,467,969	$—	$3,672,872

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2018, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2018.

Transactions in affiliated investments for the three months ended June 30, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio	$54,528	$430,889	$295,701	$478	$189,716	189,716

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

1W - 1 Week

3M - 3 Month

5Y - 5 Year

CMT - Constant Maturity

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

USD - United States Dollar

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND	JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 13.8%
Commercial Mortgage-Backed Securities - 6.8%
BENCHMARK Mortgage Trust, Series 2018-B2, Class A2
3.66%, 2/15/51	$2,355	$2,390
Commercial Mortgage Trust, Series 2015-PC1, Class A2
3.15%, 7/10/50	2,253	2,249
GS Mortgage Securities Trust, Series 2011-GC5, Class A4
3.71%, 8/10/44	5,530	5,595
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-C28, Class A2
2.77%, 10/15/48	1,182	1,177
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-C29, Class A2
2.92%, 5/15/48	733	731
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A2
2.43%, 8/15/49	5,960	5,808
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4
2.92%, 2/15/46	2,200	2,160
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A2
2.98%, 7/15/50	700	699
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4
3.09%, 8/10/49	4,900	4,855
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class A2
2.63%, 5/15/48	430	428
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A2
3.02%, 7/15/58	3,425	3,426
WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A3
2.88%, 12/15/45	4,960	4,864

		34,382

Credit Card - 5.6%
American Express Credit Account Master Trust, Series 2017-6, Class A
2.04%, 5/15/23	5,500	5,389
BA Credit Card Trust, Series 2018-A1, Class A1
2.70%, 7/17/23	2,205	2,191
BA Credit Card Trust, Series 2018-A2, Class A2
3.00%, 9/15/23	5,540	5,541
Capital One Multi-Asset Execution Trust, Series 2017-A4, Class A4
1.99%, 7/17/23	5,200	5,095
Capital One Multi-Asset Execution Trust, Series 2018-A1, Class A1
3.01%, 2/15/24	4,975	4,980
Citibank Credit Card Issuance Trust, Series 2018-A1, Class A1
2.49%, 1/20/23	5,290	5,223

		28,419

Other - 1.4%
CNH Equipment Trust, Series 2017-C, Class A3
2.08%, 2/15/23	2,025	1,990
CNH Equipment Trust, Series 2018-A, Class A3
3.12%, 7/17/23	5,090	5,101
		7,091

Total Asset-Backed Securities (Cost $70,963)		69,892

CORPORATE BONDS - 45.4%
Aerospace & Defense - 1.7%
Lockheed Martin Corp.,
2.50%, 11/23/20	1,354	1,336
Northrop Grumman Corp.,
2.08%, 10/15/20	3,220	3,146
Raytheon Co.,
3.13%, 10/15/20	1,180	1,185
Spirit AeroSystems, Inc.,
(Floating, ICE LIBOR USD 3M + 0.80%),
3.12%, 6/15/21(1)	2,020	2,024
United Technologies Corp.,
1.95%, 11/1/21	1,182	1,133

		8,824

Airlines - 0.2%
Delta Air Lines, Inc.,
3.40%, 4/19/21	1,100	1,095

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 45.4% continued
Automobiles Manufacturing - 4.7%
BMW US Capital LLC,
3.10%, 4/12/21(2)	$970	$964
Daimler Finance North America LLC,
2.30%, 1/6/20(2)	700	691
Ford Motor Credit Co. LLC,
2.94%, 1/8/19	1,300	1,300
3.20%, 1/15/21	540	534
(Floating, ICE LIBOR USD 3M + 0.81%),
3.15%, 4/5/21(1)	1,445	1,450
5.88%, 8/2/21	1,340	1,421
General Motors Financial Co., Inc.,
3.10%, 1/15/19	4,185	4,189
(Floating, ICE LIBOR USD 3M + 0.93%),
3.27%, 4/13/20(1)	2,350	2,366
(Floating, ICE LIBOR USD 3M + 0.54%),
2.90%, 11/6/20(1)	1,370	1,367
3.55%, 4/9/21	2,760	2,751
(Floating, ICE LIBOR USD 3M + 1.55%),
3.90%, 1/14/22(1)	620	635
Hyundai Capital America,
2.40%, 10/30/1(2)	500	499
2.00%, 7/1/19(2)	1,000	987
Nissan Motor Acceptance Corp.,
2.25%, 1/13/20(2)	1,370	1,351
2.15%, 9/28/20(2)	2,905	2,830
Toyota Motor Credit Corp.,
3.40%, 9/15/21	540	544

		23,879

Banks - 2.7%
BB&T Corp.,
(Floating, ICE LIBOR USD 3M + 0.65%),
2.99%, 4/1/22(1)	1,185	1,193
Capital One N.A.,
(Floating, ICE LIBOR USD 3M + 1.15%),
3.51%, 1/30/23(1)	2,440	2,459
Citibank N.A.,
2.13%, 10/20/20	85	83
Citizens Financial Group, Inc.,
(Variable, ICE LIBOR USD 3M + 3.00%),
6.00%, 7/6/23(3) (4)	1,875	1,889
Discover Bank,
7.00%, 4/15/20	1,000	1,056
JPMorgan Chase Bank N.A.,
(Variable, ICE LIBOR USD 3M + 0.35%),
3.09%, 4/26/21(3)	1,920	1,915
SunTrust Banks, Inc.,
(Variable, ICE LIBOR USD 3M + 3.10%),
5.05%, 6/15/22(3) (4)	3,000	2,944
Synchrony Bank,
3.65%, 5/24/21	580	580
Wells Fargo & Co.,
(Variable, ICE LIBOR USD 3M + 3.77%),
6.11%, 9/15/18(1) (4)	1,370	1,388

		13,507

Biotechnology - 1.2%
Amgen, Inc.,
2.20%, 5/11/20	2,235	2,200
3.88%, 11/15/21	1,050	1,065
Biogen, Inc.,
2.90%, 9/15/20	271	270
Celgene Corp.,
2.88%, 2/19/21	1,620	1,598
Gilead Sciences, Inc.,
4.50%, 4/1/21	730	754

		5,887

Cable & Satellite - 0.2%
CSC Holdings LLC,
10.88%, 10/15/25(2)	650	750
Radiate Holdco LLC/Radiate Finance,Inc.,
6.63%, 2/15/25(2)	420	384

		1,134

Casinos & Gaming - 0.1%
Eldorado Resorts, Inc.,
7.00%, 8/1/23	425	446

Chemicals - 1.0%
Mosaic (The) Co.,
3.75%, 11/15/21	1,560	1,560
Sherwin-Williams (The) Co.,
2.25%, 5/15/20	3,684	3,623

		5,183

Commercial Finance - 1.0%
Air Lease Corp.,
2.13%, 1/15/20	2,920	2,866
2.50%, 3/1/21	995	969

FIXED INCOME FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 45.4% continued
Commercial Finance - 1.0% continued
International Lease Finance Corp.,
6.25%, 5/15/19	$1,000	$1,025

		4,860

Construction Materials Manufacturing - 0.4%
Martin Marietta Materials, Inc.,
(Floating, ICE LIBOR USD 3M + 0.50%),
2.82%, 12/20/19 (1)	247	248
Vulcan Materials Co.,
(Floating, ICE LIBOR USD 3M + 0.65%),
2.95%, 3/1/21(1)	1,915	1,918

		2,166

Consumer Finance - 0.9%
Capital One Financial Corp.,
3.45%, 4/30/21	1,120	1,117
(Floating, ICE LIBOR USD 3M + 0.95%),
3.28%, 3/9/22(1)	2,340	2,349
(Floating, ICE LIBOR USD 3M + 0.72%),
3.08%, 1/30/23(1)	1,075	1,069

		4,535

Consumer Services - 0.4%
Brink’s (The) Co.,
4.63%, 10/15/27(2)	1,115	1,043
Prime Security Services
Borrower LLC/Prime Finance, Inc.,
9.25%, 5/15/23(2)	404	430
Service Corp. International,
5.38%, 1/15/22	550	555

		2,028

Containers & Packaging - 0.1%
Packaging Corp. of America,
2.45%, 12/15/20	430	421

Diversified Banks - 4.9%
Bank of America Corp.,
(Variable, ICE LIBOR USD 3M + 0.63%),
2.33%, 10/1/21(3)	1,020	997
(Variable, ICE LIBOR USD 3M + 0.37%),
2.74%, 1/23/22(3)	910	894
(Variable, ICE LIBOR USD 3M + 0.63%),
3.50%, 5/17/22(3)	1,900	1,899
(Floating, ICE LIBOR USD 3M + 0.65%),
2.99%, 6/25/22(1)	2,425	2,422
(Floating, ICE LIBOR USD 3M + 1.18%),
3.54%,10/21/22(1)	220	224
(Floating, ICE LIBOR USD 3M + 1.16%),
3.52%, 1/20/23(1)	1,161	1,180
(Floating, ICE LIBOR USD 3M + 0.77%),
3.13%, 2/5/26(1)	1,550	1,522
(Floating, ICE LIBOR USD 3M + 0.76%),
3.10%, 9/15/26(1)	1,000	962
Citigroup, Inc.,
(Floating, ICE LIBOR USD 3M + 0.69%),
3.06%, 10/27/22(1)	1,190	1,187
(Floating, ICE LIBOR USD 3M + 1.43%),
3.73%, 9/1/23(1)	690	704
(Floating, ICE LIBOR USD 3M + 1.10%),
3.42%, 5/17/24(1)	930	935
(Floating, ICE LIBOR USD 3M + 1.02%),
3.35%, 6/1/24(1)	1,935	1,937
JPMorgan Chase & Co.,
(Variable, ICE LIBOR USD 3M + 3.47%),
5.83%, 10/30/18(1) (4)	3,050	3,073
(Variable, ICE LIBOR USD 3M + 3.80%),
5.30%, 5/1/20(3) (4)	875	891
(Variable, ICE LIBOR USD 3M + 2.58%),
4.63%, 11/1/22(3) (4)	3,640	3,356
(Floating, ICE LIBOR USD 3M + 0.90%),
3.26%, 4/25/23(1)	1,500	1,513
(Floating, ICE LIBOR USD 3M + 0.85%),
3.19%, 1/10/25(1)	885	884

		24,580

Electrical Equipment Manufacturing - 0.4%
General Electric Co.,
2.20%, 1/9/20	1,015	1,003
Honeywell International, Inc.,
1.85%, 11/1/21	1,195	1,145

		2,148

Financial Services - 5.3%
Charles Schwab (The) Corp.,
(Variable, ICE LIBOR USD 3M + 3.32%),
4.63%, 3/1/22(3) (4)	1,070	1,069
E*TRADE Financial Corp.,
(Variable, ICE LIBOR USD 3M + 3.16%),
5.30%, 3/15/23(3) (4)	2,180	2,128
Goldman Sachs Group (The), Inc.,
(Floating, ICE LIBOR USD 3M + 1.11%),
3.47%, 4/26/22(1)	2,385	2,408
(Floating, ICE LIBOR USD 3M + 0.78%),
3.14%, 10/31/22(1)	955	955

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 45.4% continued
Financial Services - 5.3% continued
(Variable, ICE LIBOR USD 3M + 2.87%),
5.00%, 11/10/22(3) (4)	$640	$601
(Floating, ICE LIBOR USD 3M + 0.75%),
3.08%, 2/23/23(1)	1,040	1,036
(Floating, ICE LIBOR USD 3M + 1.05%),
3.37%, 6/5/23(1)	4,695	4,727
(Floating, ICE LIBOR USD 3M + 1.00%),
3.36%, 7/24/23(1)	885	888
(Floating, ICE LIBOR USD 3M + 1.17%),
3.49%, 5/15/26(1)	1,320	1,304
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
6.38%, 12/15/25	1,660	1,662
Morgan Stanley,
2.50%, 4/21/21	885	864
(Floating, ICE LIBOR USD 3M + 1.40%),
3.76%, 4/21/21(1)	1,872	1,917
(Floating, ICE LIBOR USD 3M + 1.18%),
3.54%, 1/20/22(1)	3,018	3,057
(Floating, ICE LIBOR USD 3M + 0.93%),
3.29%, 7/22/22(1)	995	1,003
(Floating, ICE LIBOR USD 3M + 1.40%),
3.76%, 10/24/23(1)	2,340	2,394
(Floating, ICE LIBOR USD 3M + 1.22%),
3.58%, 5/8/24(1)	645	652

		26,665

Food & Beverage - 6.1%
Anheuser-Busch InBev Finance, Inc.,
2.65%, 2/1/21	2,988	2,947
Campbell Soup Co.,
3.30%, 3/15/21	3,170	3,157
Constellation Brands, Inc.,
3.88%, 11/15/19	1,185	1,197
2.25%, 11/6/20	4,055	3,957
General Mills, Inc.,
3.20%, 4/16/21	1,125	1,119
JM Smucker (The) Co.,
2.20%, 12/6/19	1,221	1,208
Kraft Heinz Foods Co.,
5.38%, 2/10/20	2,030	2,099
(Floating, ICE LIBOR USD 3M + 0.57%),
2.92%, 2/10/21(1)	450	451
(Floating, ICE LIBOR USD 3M + 0.82%),
3.17%, 8/10/22(1)	1,370	1,375
Maple Escrow Subsidiary, Inc.,
3.55%, 5/25/21(2)	1,985	1,987
Molson Coors Brewing Co.,
1.90%, 3/15/19	1,940	1,926
2.25%, 3/15/20	2,495	2,455
2.10%, 7/15/21	2,390	2,292
Mondelez International, Inc.,
3.00%, 5/7/20	1,655	1,651
PepsiCo, Inc.,
2.00%, 4/15/21	840	819
Smithfield Foods, Inc.,
2.70%, 1/31/20 (2)	1,135	1,119
2.65%, 10/3/21(2)	1,310	1,248

		31,007
Hardware - 0.3%
Dell International LLC/EMC Corp.,
5.45%, 6/15/23(2)	505	528
Hewlett Packard Enterprise Co.,
4.40%, 10/15/22	755	774

		1,302

Health Care Facilities & Services - 0.8%
Cardinal Health, Inc.,
2.40%, 11/15/19	575	569
CVS Health Corp.,
2.25%, 8/12/19	575	570
(Floating, ICE LIBOR USD 3M + 0.63%),
2.96%, 3/9/20(1)	1,490	1,496
3.35%, 3/9/21	1,290	1,289

		3,924
Home & Office Products Manufacturing - 0.9%
Newell Brands, Inc.,
2.15%, 10/15/18	3,810	3,801
3.15%, 4/1/21	980	971

		4,772

Home Improvement - 0.4%
Masco Corp.,
3.50%, 4/1/21	1,355	1,353
ServiceMaster (The) Co. LLC,
5.13%, 11/15/24(2)	775	752

		2,105

FIXED INCOME FUNDS     4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 45.4% continued
Homebuilders - 0.3%
DR Horton, Inc.,
2.55%, 12/1/20	$1,695	$1,661

Industrial Other - 0.1%
H&E Equipment Services, Inc.,
5.63%, 9/1/25	660	648

Life Insurance - 1.3%
Pricoa Global Funding I,
2.45%, 9/21/22(2)	635	609
Principal Financial Group, Inc.,
(Variable, ICE LIBOR USD 3M + 3.04%),
4.70%, 5/15/55(3)	1,105	1,108
Principal Life Global Funding II,
2.15%, 1/10/20(2)	1,425	1,405
Protective Life Global Funding,
2.16%, 9/25/20(2)	3,165	3,091
2.62%, 8/22/22(2)	320	309

		6,522

Machinery Manufacturing - 0.7%
Caterpillar Financial Services Corp.,
(Floating, ICE LIBOR USD 3M + 0.59%),
2.90%, 6/6/22(1)	1,380	1,386
(Floating, ICE LIBOR USD 3M + 0.51%),
2.84%, 5/15/23(1)	1,980	1,976

		3,362

Medical Equipment & Devices Manufacturing - 0.2%
Becton Dickinson and Co.,
2.40%, 6/5/20	1,275	1,252

Metals & Mining - 0.3%
AK Steel Corp.,
6.38%, 10/15/25	1,115	1,037
Joseph T Ryerson & Son, Inc.,
11.00%, 5/15/22(2)	495	544

		1,581

Oil & Gas Services & Equipment - 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.,
2.77%, 12/15/22	475	461

Pipeline - 0.8%
Energy Transfer Partners L.P./Regency Energy Finance Corp.,
5.88%, 3/1/22	760	804
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.50%, 10/1/25	1,060	1,018
Plains All American Pipeline L.P.,
(Variable, ICE LIBOR USD 3M + 4.11%),
6.13%, 11/15/22(3) (4)	650	616
Plains All American Pipeline L.P./PAA Finance Corp.,
2.60%, 12/15/19	765	757
Williams Partners L.P.,
5.25%, 3/15/20	760	783

		3,978

Power Generation - 0.1%
Terraform Global Operating LLC,
6.13%, 3/1/26(2)	435	430

Property & Casualty Insurance - 0.1%
American International Group, Inc.,
2.30%, 7/16/19	725	721

Publishing & Broadcasting - 0.3%
CBS Radio, Inc.,
7.25%, 11/1/24(2)	765	729
Discovery Communications LLC,
2.20%, 9/20/19	765	756

		1,485

Real Estate - 0.8%
American Tower Corp.,
3.45%, 9/15/21	525	523
Crown Castle International Corp.,
2.25%, 9/1/21	1,030	987
Howard Hughes (The) Corp.,
5.38%, 3/15/25(2)	870	854
Iron Mountain, Inc.,
4.88%, 9/15/27(2)	875	806
iStar, Inc.,
6.50%, 7/1/21	840	852

		4,022

Retail - Consumer Discretionary - 0.5%
Amazon.com, Inc.,
2.60%, 12/5/19	505	505
3.30%, 12/5/21	371	374
eBay, Inc.,
2.15%, 6/5/20	600	590

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 45.4% continued
Retail - Consumer Discretionary - 0.5% continued
Home Depot (The), Inc.,
1.80%, 6/5/20	$945	$928

		2,397

Semiconductors - 1.1%
Broadcom Corp./Broadcom Cayman
Finance Ltd.,
2.38%, 1/15/20	750	740
2.20%, 1/15/21	2,850	2,760
QUALCOMM, Inc.,
2.10%, 5/20/20	1,160	1,159
(Floating, ICE LIBOR USD 3M + 0.45%),
2.78%, 5/20/20(1)	1,090	1,101

		5,760

Software & Services - 0.4%
Activision Blizzard, Inc.,
2.30%, 9/15/21	863	835
Solera LLC/Solera Finance, Inc.,
10.50%, 3/1/24(2)	1,145	1,272

		2,107

Tobacco - 2.0%
BAT Capital Corp.,
(Floating, ICE LIBOR USD 3M + 0.88%),
3.22%, 8/15/22(1) (2)	4,682	4,715
Philip Morris International, Inc.,
1.88%, 11/1/19	2,230	2,201
2.00%, 2/21/20	1,765	1,737
Reynolds American, Inc.,
3.25%, 6/12/20	1,423	1,422

		10,075

Transportation & Logistics - 0.3%
United Parcel Service, Inc.,
3.13%, 1/15/21	730	734
2.05%, 4/1/21	955	931

		1,665

Utilities - 1.5%
Dominion Energy Gas Holdings LLC,
2.80%, 11/15/20	270	267
Dominion Energy, Inc.,
1.88%, 1/15/19	650	646
Georgia Power Co.,
2.00%, 3/30/20	1,825	1,795
Ohio Power Co.,
5.38%, 10/1/21	775	825
Public Service Enterprise Group, Inc.,
1.60%, 11/15/19	1,935	1,893
Sempra Energy,
2.85%, 11/15/20	1,000	986
(Floating, ICE LIBOR USD 3M + 0.45%),
2.79%, 3/15/21(1)	1,000	1,000

		7,412

Waste & Environment Services & Equipment - 0.2%
Advanced Disposal Services, Inc.,
5.63%, 11/15/24(2)	760	756
Wireless Telecommunications Services - 0.4%
AT&T, Inc.,
2.45%, 6/30/20	950	936
Verizon Communications, Inc.,
3.00%, 11/1/21	905	890

		1,826

Wireline Telecommunications Services - 0.2%
Frontier Communications Corp.,
10.50%, 9/15/22	890	808

Total Corporate Bonds (Cost $231,589)		229,397

FOREIGN ISSUER BONDS - 14.8%
Banks - 2.6%
Commonwealth Bank of Australia,
2.05%, 9/18/20(2)	3,230	3,145
Cooperatieve Rabobank U.A.,
(Floating, ICE LIBOR USD 3M + 0.83%),
3.17%, 1/10/22(1)	460	466
Danske Bank A/S,
(Floating, ICE LIBOR USD 3M + 0.51%),
2.83%, 3/2/20(1) (2)	1,510	1,514
DBS Group Holdings Ltd.,
(Floating, ICE LIBOR USD 3M + 0.49%),
2.81%, 6/8/20(1) (2)	2,640	2,641
DNB Bank ASA,
2.13%, 10/2/20(2)	2,220	2,165
ING Groep N.V.,
(Floating, ICE LIBOR USD 3M + 1.15%),
3.48%, 3/29/22(1)	2,155	2,192

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 14.8% continued
Banks - 2.6% continued
Santander UK Group Holdings PLC,
2.88%, 10/16/20	$1,095	$1,079

		13,202

Cable & Satellite - 0.4%
Altice Financing S.A.,
6.63%, 2/15/23(2)	650	641
Altice Luxembourg S.A.,
7.75%, 5/15/22(2)	980	948
VTR Finance B.V.,
6.88%, 1/15/24(2)	415	417

		2,006

Chemicals - 0.1%
Syngenta Finance N.V.,
3.70%, 4/24/20(2)	525	523

Commercial Finance - 0.3%
Aircastle Ltd.,
5.00%, 4/1/23	1,225	1,230

Consumer Products - 1.3%
Reckitt Benckiser Treasury Services PLC,
(Floating, ICE LIBOR USD 3M + 0.56%),
2.90%, 6/24/22(1) (2)	6,350	6,336

Containers & Packaging - 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
7.25%, 5/15/24(2)	530	551

Diversified Banks - 5.1%
Banco Santander S.A.,
(Floating, ICE LIBOR USD 3M + 1.56%),
3.90%, 4/11/22(1)	600	611
(Floating, ICE LIBOR USD 3M + 1.09%),
3.42%, 2/23/23(1)	2,220	2,226
Bank of Nova Scotia (The),
(Floating, ICE LIBOR USD 3M + 0.64%),
2.96%, 3/7/22(1)	1,140	1,146
(Variable, ICE LIBOR USD 3M + 2.65%),
4.65%, 10/12/22(3) (4)	847	767
Barclays PLC,
(Variable, USD Swap 5Y + 5.02%),
6.63%, 9/15/19(3) (4)	850	851
3.25%, 1/12/21	935	922
(Floating, ICE LIBOR USD 3M + 1.63%),
3.96%, 1/10/23(1)	1,260	1,279
(Floating, ICE LIBOR USD 3M + 1.38%),
3.71%, 5/16/24 (1)	1,880	1,864
Credit Agricole S.A.,
(Floating, ICE LIBOR USD 3M + 1.02%),
3.38%, 4/24/23(1) (2)	3,145	3,136
HSBC Holdings PLC,
(Variable, USD ICE Swap Rate 5Y + 3.63%),
5.63%, 1/17/20(3) (4)	1,705	1,696
(Floating, ICE LIBOR USD 3M + 1.00%),
3.33%, 5/18/24(1)	895	892
Mitsubishi UFJ Financial Group, Inc.,
(Floating, ICE LIBOR USD 3M + 0.92%),
3.25%, 2/22/22(1)	1,220	1,232
(Floating, ICE LIBOR USD 3M + 0.74%),
3.06%, 3/2/23(1)	1,555	1,558
Mizuho Financial Group, Inc.,
(Floating, ICE LIBOR USD 3M + 0.94%),
3.26%, 2/28/22(1)	2,350	2,369
Nordea Bank AB,
(Variable, USD ICE Swap Rate 5Y + 3.56%),
5.50%, 9/23/19(2) (3) (4)	1,430	1,419
Royal Bank of Canada,
(Floating, ICE LIBOR USD 3M + 0.73%),
3.09%, 2/1/22(1)	750	756
Royal Bank of Scotland Group PLC,
(Variable, USD Swap 5Y + 5.80%),
7.50%, 8/10/20(3) (4)	970	989
(Floating, ICE LIBOR USD 3M + 1.47%),
3.81%, 5/15/23(1)	2,160	2,171

		25,884

Electrical Equipment Manufacturing - 1.1%
Johnson Controls International PLC,
4.25%, 3/1/21	1,412	1,443
Siemens Financieringsmaatschappij N.V.,
2.20%, 3/16/20(2)	2,950	2,909
(Floating, ICE LIBOR USD 3M + 0.61%),
2.94%, 3/16/22(1) (2)	1,390	1,404

		5,756

Entertainment Content - 0.1%
Ziggo B.V.,
5.50%, 1/15/27(2)	755	705

Financial Services - 1.1%
GE Capital International Funding Co. Unlimited Co.,
2.34%, 11/15/20	489	478

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 14.8% continued
Financial Services - 1.1% continued
UBS A.G.,
2.20%, 6/8/20(2)	$3,185	$3,119
UBS Group Funding Switzerland A.G.,
3.49%, 5/23/23(2)	635	621
(Floating, ICE LIBOR USD 3M + 1.22%),
3.55%, 5/23/23(1) (2)	990	1,002
(Floating, ICE LIBOR USD 3M + 0.95%),
3.29%, 8/15/23(1) (2)	505	506

		5,726

Food & Beverage - 1.0%
Danone S.A.,
1.69%, 10/30/19(2)	1,275	1,253
MARB BondCo PLC,
6.88%, 1/19/25(2)	440	418
Pernod Ricard S.A.,
5.75%, 4/7/21(2)	3,272	3,470

		5,141

Integrated Oils - 0.1%
Shell International Finance B.V.,
2.25%, 11/10/20	490	482

Machinery Manufacturing - 0.2%
Pentair Finance S.a.r.l.,
2.65%, 12/1/19	805	796

Oil & Gas Services & Equipment - 0.2%
Ensco PLC,
7.75%, 2/1/26	765	723

Pharmaceuticals - 0.8%
Shire Acquisitions Investments Ireland DAC,
1.90%, 9/23/19	2,480	2,441
2.40%, 9/23/21	1,665	1,594

		4,035

Pipeline - 0.2%
TransCanada PipeLines Ltd.,
(Variable, ICE LIBOR USD 3M + 2.21%),
4.55%, 5/15/67(1)	1,050	982

Wireline Telecommunications Services - 0.1%
Deutsche Telekom International Finance B.V.,
2.23%, 1/17/20(2)	635	626

Total Foreign Issuer Bonds (Cost $75,588)		74,704

U.S. GOVERNMENT AGENCIES - 0.5%(5)
Fannie Mae - 0.1%
Pool #555649,
7.50%, 10/1/32	18	20
Pool #893082,
(Floating, ICE LIBOR USD 1Y + 1.91%, 10.87% Cap),
3.76%, 9/1/36(1)	106	112
Pool #AD0915,
5.50%, 12/1/38	45	49
Pool #AI3471,
5.00%, 6/1/41	153	164

		345

Federal Farm Credit Bank - 0.4%
Federal Farm Credit Banks,
(Floating, ICE LIBOR USD 1M + 0.04%),
2.13%, 3/16/20(1)	2,060	2,063

Freddie Mac - 0.0%
Pool #1B3617,
(Floating, ICE LIBOR USD 1Y + 1.92%, 11.03% Cap),
3.72%, 10/1/37(1)	138	146

Freddie Mac Gold - 0.0%
Pool #A92650,
5.50%, 6/1/40	172	185

Total U.S. Government Agencies (Cost $2,726)		2,739

U.S. GOVERNMENT OBLIGATIONS - 23.8%
U.S. Treasury Inflation Indexed Notes - 2.0%
1.38%, 7/15/18	56
1.38%, 1/15/20	8,505	9,966

		9,972

U.S. Treasury Notes - 21.8%
0.88%, 6/15/19	5,470	5,393
2.50%, 5/31/20	4,490	4,488
1.88%, 12/15/20	21,190	20,834
2.38%, 3/15/21	21,995	21,862
2.38%, 4/15/21	12,130	12,052
2.63%, 5/15/21	23,040	23,042
2.63%, 6/15/21	22,550	22,553

		110,224

Total U.S. Government Obligations (Cost $120,672)		120,196

FIXED INCOME FUNDS     8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 1.6%
Northern Institutional Funds - U.S. Government Portfolio,
1.72%(6) (7)	8,140,404	$8,140

Total Investment Companies (Cost $8,140)		8,140

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
1.70%, 7/19/18(8)	$1,000	$999

Total Short-Term Investments (Cost $999)		999

Total Investments - 100.1% (Cost $510,677)		506,067

Liabilities less Other Assets - (0.1%)		(411)

NET ASSETS - 100.0%		$505,656

(1)	Variable rate security. Rate as of June 30, 2018 is disclosed.
(2)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(3)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(4)	Perpetual bond. Maturity date represents next call date.
(5)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of June 30, 2018 is disclosed.
(8)	Discount rate at the time of purchase.

Percentages shown are based on Net Assets.

At June 30, 2018, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENT
U.S. Treasury	24.0%
U.S. Agency	0.5
AAA	13.8
AA	3.0
A	19.9
BBB	31.2
BB	3.4
B	2.3
CCC	0.3
Cash Equivalents	1.6

Total	100.0%

*

Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$—	$69,892	$—	$69,892
Corporate Bonds(1)	—	229,397	—	229,397
Foreign Issuer Bonds(1)	—	74,704	—	74,704
U.S. Government Agencies(1)	—	2,739	—	2,739
U.S. Government Obligations(1)	—	120,196	—	120,196
Investment Companies	8,140	—	—	8,140
Short-Term Investments	—	999	—	999

Total Investments	$8,140	$497,927	$—	$506,067

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND PORTFOLIO continued	JUNE 30, 2018 (UNAUDITED)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2018, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2018.

Transactions in affiliated investments for the three months ended June 30, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio	$127	$95,110	$87,097	34	$8,140	8,140

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M -1 Month

3M - 3 Month

1Y - 1 Year

5Y - 5 Year

Fannie Mae - Federal National Mortgage Association Freddie

Mac - Federal Home Loan Mortgage Corporation

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

USD - United States Dollar

FIXED INCOME FUNDS     10    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE U.S. GOVERNMENT FUND	JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 47.4%(1)
Fannie Mae - 35.5%
0.00%, 10/9/19(2)	$950	$920
Pool #555649,
7.50%, 10/1/32	36	39
Pool #893082,
(Floating, ICE LIBOR USD 1Y + 1.91%, 10.87% Cap),
3.76%, 9/1/36(3)	283	299
Pool #AS7568,
4.50%, 7/1/46	2,647	2,758
Pool #AS8807,
3.50%, 2/1/47	1,351	1,348
Pool #AS9615,
4.50%, 5/1/47	1,053	1,097
Pool #BD7060,
4.00%, 3/1/47	1,573	1,605
Pool #BE3619,
4.00%, 5/1/47	1,056	1,078
Pool #BE3702,
4.00%, 6/1/47	975	994
Pool #BH1179,
4.00%, 6/1/47	1,008	1,029
Pool #BH7071,
4.50%, 12/1/47	1,042	1,088
Pool #BH7924,
4.00%, 8/1/47	1,122	1,145
Pool #BJ9169,
4.00%, 5/1/48	1,393	1,421
Pool #BM3286,
4.50%, 11/1/47	1,393	1,454
Pool #CA0062,
4.00%, 7/1/47	1,548	1,581
Pool #CA0084,
4.50%, 8/1/47	1,788	1,865
Pool #CA0809,
4.00%, 11/1/47	1,288	1,315
Pool #CA1218,
4.50%, 2/1/48	1,323	1,381
Pool #MA2864,
3.50%, 1/1/47	903	902
Pool #MA2907,
4.00%, 2/1/47	1,341	1,368
Pool #MA2929,
3.50%, 3/1/47	916	914
Pool #MA2995,
4.00%, 5/1/47	1,432	1,461
Pool #MA3027,
4.00%, 6/1/47	1,020	1,041
Pool #MA3149,
4.00%, 10/1/47	1,086	1,109
Pool #MA3183,
4.00%, 11/1/47	1,603	1,637
Pool #MA3184,
4.50%, 11/1/47	1,005	1,048
Pool #MA3211,
4.00%, 12/1/47	1,627	1,662
Pool TBA,
7/18/48(4)	5,800	5,843

		39,402

Federal Home Loan Bank - 5.1%
Federal Home Loan Banks,
1.38%, 9/28/20	5,025	4,886
3.00%, 9/11/26	750	745

		5,631

Freddie Mac - 3.2%
1.75%, 6/29/20	2,250	2,211
Pool #1J0365,
(Floating, ICE LIBOR USD 1Y + 1.85%, 10.85% Cap),
4.06%, 4/1/37(3)	163	170
Pool #1J2840,
(Floating, ICE LIBOR USD 1Y + 1.90%, 10.80% Cap),
3.65%, 9/1/37(3)	610	639
Pool #1Q0323,
(Floating, ICE LIBOR USD 1Y + 1.90%, 10.30% Cap),
4.63%, 5/1/37(3)	489	510
Pool #410092,
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.16%, 10.28% Cap),
3.66%, 11/1/24(3)	5	6

		3,536

Freddie Mac Gold - 0.6%
Pool #G08617,
4.50%, 11/1/44	663	691

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 47.4%(1) continued
Government National Mortgage Association - 3.0%
Series 2012-123, Class A,
1.04%, 7/16/46	$1,936	$1,736
Series 2013-17, Class AF,
1.21%, 11/16/43	1,656	1,585

		3,321

Total U.S. Government Agencies (Cost $53,700)		52,581

U.S. GOVERNMENT OBLIGATIONS - 51.2%
U.S. Treasury Inflation Indexed Notes - 5.1%
0.63%, 7/15/21	1,025	1,144
0.13%, 4/15/22	2,255	2,276
0.13%, 1/15/23	2,155	2,287

		5,707

U.S. Treasury Notes - 46.1%
2.38%, 3/15/21	27,425	27,259
2.63%, 6/30/23	20,265	20,166
2.88%, 5/15/28	3,680	3,687

		51,112

Total U.S. Government Obligations (Cost $56,819)		56,819

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 16.9%
Northern Institutional Funds - U.S. Government Portfolio,
1.72%(5) (6)	18,692,916	$18,693

Total Investment Companies (Cost $18,693)		18,693

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 1.1%
U.S. Treasury Bill,
1.70%, 7/19/18(7) (8)	$1,150	$1,149

Total Short-Term Investments (Cost $1,149)		1,149

Total Investments - 116.6% (Cost $130,361)		129,242

Liabilities less Other Assets - (16.6%)		(18,360)

NET ASSETS - 100.0%		$110,882

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Zero coupon bond.
(3)	Variable rate security. Rate as of June 30, 2018 is disclosed.
(4)	When-Issued Security. Coupon rate is not in effect at June 30, 2018.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of June 30, 2018 is disclosed.
(7)	Discount rate at the time of purchase.
(8)	Security pledged as collateral to cover margin requirements for open futures contracts.

Percentages shown are based on Net Assets.

At June 30, 2018, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
10-Year U.S. Treasury Note	(35)	$4,207	Short	9/18	$(69)
Ultra 10-Year US Treasury Note	(52)	6,668	Short	9/18	(149)
U.S. Treasury Long Bond	(37)	5,365	Short	9/18	(179)

Total					$(397)

At June 30, 2018, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	47.4%
U.S. Agency	38.1
Cash Equivalents	14.5

Total	100.0%

*

Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

FIXED INCOME FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE U.S. GOVERNMENT FUND continued	JUNE 30, 2018 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Agencies(1)	$—	$52,581	$—	$52,581
U.S. Government Obligations(1)	—	56,819	—	56,819
Investment Companies	$18,693	$—	$—	$18,693
Short-Term Investments	—	1,149	—	1,149

Total Investments	$18,693	$110,549	$—	$129,242

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(397)	$—	$—	$(397)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2018, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2018.

Transactions in affiliated investments for the three months ended June 30, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio	$5,023	$54,832	$41,162	$24	$18,693	18,693

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

ICE LIBOR - Intercontinental Exchange London Interbank Offered Rate

TBA - To Be Announced

USD - United States Dollar

NORTHERN FUNDS QUARTERLY REPORT     3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND	JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER - 0.3%
Diversified Banks - 0.3%
Societe Generale S.A.,
2.71%, 5/30/19(1) (2)	$10,000	$9,751

Total Commercial Paper (Cost $9,753)		9,751

CORPORATE BONDS - 8.1%
Automobiles Manufacturing - 2.7%
Ford Motor Credit Co. LLC,
2.34%, 11/2/20	20,000	19,476
(Floating, ICE LIBOR USD 3M + 1.27%),
3.61%, 3/28/22(3)	18,341	18,547
General Motors Financial Co., Inc.,
(Floating, ICE LIBOR USD 3M + 2.06%),
4.41%, 1/15/19(3)	22,000	22,214
4.20%, 3/1/21	10,000	10,139
Harley-Davidson Financial Services, Inc.,
3.55%, 5/21/21 (1)	19,800	19,848
Hyundai Capital America,
2.40%, 10/30/18(1)	12,500	12,482

		102,706

Banks - 1.4%
Capital One N.A.,
2.35%, 1/31/20	15,000	14,784
Fifth Third Bancorp,
2.88%, 7/27/20	10,000	9,944
JPMorgan Chase Bank N.A.,
(Variable, ICE LIBOR USD 3M + 0.35%),
3.09%, 4/26/21(4)	10,000	9,976
KeyBank N.A.,
1.60%, 8/22/19	4,000	3,941
3.35%, 6/15/21	6,100	6,109
Wells Fargo & Co.,
2.50%, 3/4/21	10,000	9,777

		54,531

Consumer Finance - 0.8%
Capital One Financial Corp.,
(Floating, ICE LIBOR USD 3M + 0.72%),
3.08%, 1/30/23(3)	20,000	19,884
Synchrony Financial,
(Floating, ICE LIBOR USD 3M + 1.23%),
3.58%, 2/3/20(3)	9,000	9,084

		28,968

Diversified Banks - 1.1%
Bank of America Corp.,
(Floating, ICE LIBOR USD 3M + 1.04%),
3.39%, 1/15/19(3)	5,000	5,025
(Floating, ICE LIBOR USD 3M + 0.38%),
2.74%, 1/23/22(3)	18,810	18,691
Citigroup, Inc.,
2.05%, 6/7/19	8,000	7,936
2.70%, 3/30/21	10,000	9,808

		41,460

Financial Services - 0.3%
Morgan Stanley,
(Floating, ICE LIBOR USD 3M + 1.40%),
3.76%, 4/21/21(3)	10,000	10,242

Food & Beverage - 0.4%
Anheuser-Busch InBev Worldwide, Inc.,
(Floating, ICE LIBOR USD 3M + 0.74%),
3.05%, 1/12/24(3)	9,500	9,585
Maple Escrow Subsidiary, Inc.,
3.55%, 5/25/21(1)	5,900	5,905

		15,490

Health Care Facilities & Services - 0.3%
CVS Health Corp.,
3.13%, 3/9/20	10,000	9,987

Mass Merchants - 0.1%
Dollar Tree, Inc.,
(Floating, ICE LIBOR USD 3M + 0.70%),
3.06%, 4/17/20(3)	4,150	4,158

Oil & Gas Services & Equipment - 0.5%
Schlumberger Holdings Corp.,
2.35%, 12/21/18(1)	20,000	19,961

Pharmaceuticals - 0.2%
Bayer US Finance II LLC,
3.50%, 6/25/21(1)	8,200	8,216

Wireless Telecommunications Services - 0.3%
AT&T, Inc.,
2.80%, 2/17/21	10,000	9,841

Total Corporate Bonds (Cost $305,849)		305,560

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 3.3%
Banks - 1.0%
ING Groep N.V.,
(Floating, ICE LIBOR USD 3M + 1.15%),
3.48%, 3/29/22(3)	$10,030	$10,200
Lloyds Bank PLC,
3.30%, 5/7/21	10,000	9,982
Santander UK PLC,
3.40%, 6/1/21	10,000	9,994
Toronto-Dominion Bank (The),
(Floating, ICE LIBOR USD 3M + 0.43%),
2.76%, 6/11/21(3)	10,000	10,000

		40,176

Diversified Banks - 1.3%
HSBC Holdings PLC,
(Floating, ICE LIBOR USD 3M + 1.00%),
3.33%, 5/18/24(3)	18,750	18,694
Societe Generale S.A.,
(Floating, ICE LIBOR USD 3M + 1.08%),
3.42%, 10/1/18(3)	19,000	19,045
Sumitomo Mitsui Financial Group, Inc.,
(Floating, ICE LIBOR USD 3M + 1.68%),
4.01%, 3/9/21(3)	10,000	10,310

		48,049

Financial Services - 1.0%
Credit Suisse Group A.G.,
(Floating, ICE LIBOR USD 3M + 1.24%),
3.57%,6/12/24(1) (3)	12,200	12,189
UBS Group Funding Switzerland A.G.,
(Floating, ICE LIBOR USD 3M + 1.44%),
3.78%, 9/24/20(1) (3)	25,000	25,530

		37,719

Total Foreign Issuer Bonds (Cost $124,936)		125,944

U.S. GOVERNMENT AGENCIES - 0.6%(5)
Fannie Mae - 0.6%
0.88%, 8/2/19	24,000	23,601

Total U.S. Government Agencies (Cost $23,985)		23,601

U.S. GOVERNMENT OBLIGATIONS - 0.8%
U.S. Treasury Notes - 0.8%
0.75%, 7/15/19	30,000	29,503

Total U.S. Government Obligations (Cost $29,982)		29,503

MUNICIPAL BONDS - 74.9%
Alabama - 4.2%
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue Bonds, Series A,
5.00%, 9/1/19	2,000	2,079
Alabama State G.O. Unlimited Bonds, Series B,
5.00%, 11/1/18	5,045	5,104
Alabama State HFA MFH Revenue Bonds, Series D, Summit Ridge Apartments Project (FHA Insured),
1.35%, 7/1/19(3) (6) (7)	3,135	3,118
Alabama State Public School & College Authority Revenue Refunding Bonds, Series B,
5.00%, 1/1/20	24,500	25,703
Black Belt Energy Gas District Gas Prepay Revenue Bonds, Series B-2,
(Floating, SIFMA Municipal Swap Index Yield + 0.62%),
2.13%, 12/1/23(3) (6)	60,000	60,000
Hoover Variable Revenue Refunding Bonds, Housing Royal Oaks Apartments Project,
1.55%, 7/9/18(3) (6) (8)	4,000	4,000
Mobile IDB PCR Bonds, Alabama Power Company Barry Plant Project,
1.85%, 3/24/20(3) (6) (7)	10,000	9,926
Mobile Warrants G.O. Unlimited Refunding Bonds, Series A,
5.00%, 2/15/19	1,295	1,323
Southeast Alabama State Gas Supply District Revenue Bonds, Series B LIBOR,
(Floating, ICE LIBOR USD 1M + 0.85%),
2.25%, 6/1/24(3) (6)	30,000	29,984

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 74.9% continued
Alabama - 4.2% continued
Southeast Alabama State Gas Supply District Revenue Bonds, Series C, SIFMA Index Project No. 1,
(Floating, SIFMA Municipal Swap Index Yield + 0.65%),
2.16%, 4/1/24(3) (6)	$19,000	$18,990

		160,227

Alaska - 1.1%
Alaska State G.O. Unlimited Bonds, Series B,
5.00%, 8/1/18	4,900	4,913
Alaska State Industrial Development & Export Authority LANS, YKHC Project,
3.50%, 12/1/20	25,000	25,327
Anchorage General Purpose G.O.Unlimited Refunding Bonds, Series B,
5.00%, 9/1/18	12,085	12,156

		42,396

Arizona - 1.0%
Chandler G.O. Limited Refunding Bonds,
3.00%, 7/1/20	520	533
Maricopa County Community College District G.O. Unlimited Refunding Bonds,
5.00%, 7/1/19	3,245	3,356
Maricopa County IDA Revenue Refunding Bonds, Banner Health Obligation Group,
4.00%, 1/1/19	2,700	2,733
Phoenix Civic Improvement Corp. Subordinated Excise TRB, Series A,
5.00%, 7/1/19	5,000	5,170
Phoenix G.O. Limited Refunding Bonds, Series C,
4.00%, 7/1/19	10,650	10,910
Phoenix G.O. Unlimited Refunding Bonds,
5.00%, 7/1/18	11,000	11,000
Phoenix IDA Revenue Bonds, La Palmilla Apartments Project,
1.10%, 11/1/18	4,500	4,494
Yavapai County IDA Solid Waste Disposal Revenue Bonds (AMT), Waste Management, Inc. Project,
2.80%, 6/1/21(3) (6) (7)	1,500	1,507

		39,703

California - 8.1%
Bay Area Toll Bridge Authority Index Rate Revenue Refunding Bonds,
(Floating, ICE LIBOR USD 3M + 0.55%),
2.19%, 4/1/21(3) (6)	28,500	28,707
Bay Area Toll Bridge Authority Revenue Refunding Bonds,
1.38%, 4/1/20(3) (6) (7)	31,000	30,811
California State Department of Water Resources Central Valley Project Water System Variable Revenue Bonds, Series AU,
(Floating, SIFMA Municipal Swap Index Yield + 0.22%),
1.73%, 12/1/20(3) (6)	30,000	30,045
California State G.O. Unlimited Bonds, Series B,
(Floating, SIFMA Municipal Swap Index Yield + 0.38%),
1.89%, 12/1/22(3) (6)	20,000	20,051
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, J. Paul Getty Trust,
(Floating, ICE LIBOR USD 1M + 0.20%),
1.66%, 4/1/21(3) (6)	57,000	56,970
California State Various Purpose G.O. Unlimited Refunding Bonds,
4.00%, 11/1/19	5,000	5,167
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue Refunding Bonds, Proposition A First Tier Senior,
5.00%, 7/1/18	6,280	6,280
Los Angeles Department of Airports Subordinate Revenue Bonds, Series A (AMT),
5.00%, 5/15/19	2,000	2,061
Los Angeles Department of Water & Power System Variable Revenue Refunding Bonds, Subseries A-6,
0.60%, 7/9/18(3) (6) (8)	19,000	19,000

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 74.9% continued
California - 8.1% continued
Los Angeles Multifamily Housing Revenue Bonds, Series R, Gilbert Lindsay Apartments,
1.30%, 7/1/19	$3,500	$3,484
Los Angeles TRANS,
6/27/19(9)	23,000	23,537
Oakland Unified School District Alameda County G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/19	3,600	3,738
Orange County Sanitation District Revenue Refunding Bonds COPS, Series B, Certificates Anticipation Notes,
2.00%, 12/15/18	37,000	37,109
Riverside County Teeter Revenue Notes, Series 2017-A,
3.00%, 10/25/18	13,000	13,070
Riverside Water Variable Revenue Refunding Bonds, Series A,
(Floating, SIFMA Municipal Swap Index Yield + 0.63%),
2.14%, 1/15/20(3) (6)	5,800	5,792
Southern California State Public Power Authority Revenue Refunding Bonds, Series A, Canyon Power Project,
2.25%, 5/1/21(3) (6) (7)	20,000	20,154

		305,976

Colorado - 0.4%
Colorado Springs Utilities System Revenue Refunding Bonds, Series A-3,
5.00%, 11/15/19	4,755	4,975
Colorado State School of Mines Institutional Enterprise Variable Revenue Refunding Bonds, Series A,
(Floating, ICE LIBOR USD 1M + 0.50%),
1.90%, 2/1/23(3)	5,635	5,628
E-470 Public Highway Authority Senior Variable Revenue Refunding Bonds, Libor Index,
(Floating, ICE LIBOR USD 1M + 1.05%),
2.46%, 9/1/21(3) (6)	6,000	6,060

		16,663

Connecticut - 4.3%
Connecticut State G.O. Unlimited Bonds,
5.00%, 8/1/18	15,000	15,041
Connecticut State G.O. Unlimited Bonds, Series B, SIFMA Index,
(Floating, SIFMA Municipal Swap Index Yield + 0.49%),
2.00%, 3/1/19(3)	1,500	1,502
Connecticut State G.O. Unlimited Bonds, Series D, SIFMA Index,
(Floating, SIFMA Municipal Swap Index Yield + 0.88%),
2.39%, 8/15/18(3)	1,500	1,501
Connecticut State G.O. Unlimited Bonds, Series E,
4.00%, 10/15/19	8,000	8,213
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series A, Yale University,
1.30%, 2/3/20(3) (6) (7)	26,000	25,786
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series A-3, Yale University,
1.80%, 2/9/21(3) (6) (7)	12,500	12,456
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series X-2, Yale University,
1.80%, 2/9/21(3) (6) (7)	10,000	9,965
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series A,
7/12/21(6) (9)	10,000	10,003
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series A-1, Yale University,
1.00%, 7/1/19(3) (6) (7)	16,800	16,706
Connecticut State HFA Housing Mortgage Finance Program Revenue Bonds, Series A,
2.15%, 11/15/19	2,090	2,101
Connecticut State HFA Single Family Special Obligation Revenue Bonds, Series 2,
3.25%, 6/1/20	1,050	1,078
Enfield G.O. Unlimited BANS,
2.25%, 8/8/18	36,000	36,024

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 74.9% continued
Connecticut - 4.3% continued
Fairfield G.O. Unlimited BANS,
2.50%, 7/12/18	$5,000	$5,001
Greenwich G.O. Unlimited Bonds,
5.00%, 1/15/19	11,600	11,824
5.00%, 1/15/20	5,500	5,787

		162,988

Florida - 3.0%
Broward County Airport System Revenue Bonds, Series A (AMT),
5.00%, 10/1/18	2,500	2,521
Broward County Water & Sewer Utility Revenue Bonds, Series A, Prerefunded,
5.00%, 10/1/18(10)	2,745	2,769
Citizens Property Insurance Corp. Senior Secured Revenue Bonds, Series A-1,
5.00%, 6/1/19	9,355	9,635
Citizens Property Insurance Corp. Senior Secured Revenue Bonds, Series A-1, Coastal Account,
5.00%, 6/1/19	25,335	26,092
5.00%, 6/1/20	17,000	18,004
Escambia County Solid Waste Disposal Revenue Bonds, Gulf Power Company Project,
1.80%, 11/19/20(3) (6) (7)	13,000	12,809
Florida State Board of Public Education Capital Outlay 2011 G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/20	525	558
Florida State Board of Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A (State Gtd.),
5.00%, 6/1/20	5,130	5,450
Florida State Board of Public Education Lottery Revenue Refunding Bonds, Series A,
5.00%, 7/1/20	15,010	15,983
Florida State Housing Finance Corp. MFH Revenue Notes, Series C, Timber Sound Apartments,
1.30%, 4/1/19	5,775	5,750
Florida State Turnpike Authority Revenue Refunding Bonds, Series A, Department of Transportation,
5.00%, 7/1/18	2,000	2,000
JEA Electric System Subordinated Revenue Refunding Bonds, Series A,
5.00%, 10/1/18	3,000	3,026
Monroe County School District Sales TRB (AGM Insured),
4.00%, 10/1/19	2,100	2,159
Reedy Creek Improvement District Utilities Revenue Refunding Bonds, Series 2,
5.00%, 10/1/19	2,000	2,081
Tampa Bay Water Regional Water Supply Authority Utility System Revenue Refunding Bonds,
5.00%, 10/1/18	4,000	4,035

		112,872

Georgia - 4.7%
Atkinson Coffee Counties Joint Development Authority Revenue LANS, SGSC Real Estate Foundation V,
1.65%, 12/1/19	24,425	24,374
Atlanta Airport General Revenue Refunding Bonds, Series A,
5.00%, 1/1/19	6,170	6,277
Atlanta Water & Wastewater Revenue Bonds, Series A (NATL Insured),
5.50%, 11/1/18	15,305	15,510
Clark County School District Sales Tax G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 9/1/19	2,500	2,599
Dougherty County School District Sales Tax G.O. Unlimited Bonds (State Aid Withholding),
4.00%, 12/1/19	2,000	2,067
Douglas County Sales Tax G.O. Unlimited Bonds,
5.00%, 4/1/20	2,000	2,115
Georgia State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 7/1/20	2,500	2,664

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 74.9% continued
Georgia - 4.7% continued
Georgia State G.O. Unlimited Refunding Bonds, Series I,
5.00%, 7/1/20	$12,300	$13,105
Main Street Natural Gas, Inc. Gas Supply Variable Revenue Bonds, Series B,
(Floating, ICE LIBOR USD 1M + 0.75%),
2.16%, 9/1/23(3) (6)	80,000	79,683
Peach County Development Authority Student Housing Facilities Revenue Bonds, USG Real Estate Foundation LLC,
1.20%, 10/1/18	12,750	12,736
Richmond County Board of Education Sales Tax G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 10/1/18	4,500	4,540
Waleska Downtown Development Authority Revenue Refunding Notes, Reinhardt University Project,
2.00%, 8/1/19	11,000	10,992

		176,662

Hawaii - 0.3%
Hawaii State G.O. Unlimited Bonds, Series FB,
5.00%, 4/1/19	3,000	3,078
Honolulu City & County Variable G.O. Unlimited Bonds, Rail Transit Project,
(Floating, SIFMA Municipal Swap Index Yield + 0.30%),
1.81%, 9/1/20(3) (6)	6,500	6,503

		9,581

Idaho - 0.6%
Idaho State G.O. Unlimited TANS,
6/28/19(9)	20,700	21,210

Illinois - 0.4%
Aurora Variable Revenue Bonds, Counseling Center Fox Valley Project (BMO Harris Bank LOC),
1.21%, 7/16/18(3) (6) (8)	1,000	1,000
Chicago O’Hare International Airport General Revenue Refunding Bonds (AMT), Series A, Senior Lien,
5.00%, 1/1/21	5,000	5,342
Chicago O’Hare International Airport General Revenue Refunding Bonds, Series B, Senior Lien,
5.00%, 1/1/19	7,700	7,830

		14,172

Indiana - 1.8%
Indiana State Finance Authority Highway Revenue Bonds, Series A,
4.00%, 6/1/19	1,390	1,421
4.00%, 6/1/20	1,600	1,669
Indiana State Finance Authority Hospital Revenue Bonds, Series A, University Health Obligated Group, Parkview Health System, Prerefunded,
5.75%, 5/1/19(10)	22,550	23,328
Indiana State Finance Authority State Revolving Fund Revenue Refunding Bonds, Series A,
5.00%, 2/1/19	1,500	1,531
Indiana State Transportation Finance Authority Revenue Refunding Bonds, Series B (NATL Insured),
5.50%, 12/1/18	5,000	5,083
Indianapolis Local Public Improvement Bond Bank Revenue Refunding Bonds, Series D (AMT), Indianapolis Airport Authority,
5.00%, 1/1/19	3,820	3,884
Whiting Environmental Facilities Variable Revenue Bonds (AMT), BP Products North America,
(Floating, OID, SIFMA Municipal Swap Index Yield + 0.75%),
2.26%, 12/2/19(3) (6)	30,250	30,323

		67,239

Iowa - 0.3%
Iowa City Community School District G.O. Unlimited Bonds, Series C,
5.00%, 6/1/19	8,000	8,249

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 74.9% continued
Iowa - 0.3% continued
Iowa State Finance Authority SFM Variable Revenue Bonds, Series B (GNMA/FNMA/FHLMC Insured),
(Floating, SIFMA Municipal Swap Index Yield + 0.30%),
1.81%, 5/3/21(3) (6)	$4,000	$4,000

		12,249

Kansas - 2.2%
Johnson County G.O. Unlimited Refunding Bonds, Series B,
5.00%, 9/1/19	875	910
Johnson County Unified School District No. 229 G.O. Unlimited Bonds, Series A,
5.00%, 10/1/19	16,920	17,623
Kansas State Department of Transportation Highway Adjustable Revenue Refunding Bonds, Series B-5, Libor Index,
(Floating, ICE LIBOR USD 1M + 0.32%),
1.72%, 9/1/18(3)	7,000	7,002
(Floating, ICE LIBOR USD 1M + 0.40%),
1.80%, 9/1/19(3)	6,565	6,579
Kansas State Department of Transportation Highway Convertible Revenue Bonds, Series B-1, Prerefunded,
5.00%, 9/1/18(10)	15,000	15,088
Kansas State Department of Transportation Highway Variable Revenue Bonds, Series C-3,
(Floating, ICE LIBOR USD 1M + 0.40%),
9/1/23(9)	20,000	20,000
Olathe G.O. Unlimited Temporary Notes, Series A,
2.00%, 8/1/18	10,000	10,003
Wichita G.O. Unlimited Temporary Notes, Series 286,
1.10%, 10/13/18	7,435	7,428

		84,633

Kentucky - 0.1%
Kentucky State Rural Water Finance Corp. Public Project Construction Revenue Notes, Series E-1,
3.00%, 11/1/18	5,000	5,024

Louisiana - 0.7%
Saint James Parish Variable Revenue Bonds, Series B-1, Nucor Steel LLC Project,
1.61%, 7/9/18(3) (6) (8)	27,000	27,000

Maryland - 2.9%
Anne Arundel County G.O. Limited Refunding Bonds,
5.00%, 10/1/18	6,500	6,558
Baltimore County G.O. Unlimited Bonds,
5.00%, 2/1/19	3,000	3,062
Maryland State Department of Transportation Consolidated Transportation Revenue Refunding Bonds,
4.00%, 9/1/19	14,650	15,063
Maryland State G.O. Unlimited Bonds, Second Series A, Local Facilities Loan,
5.00%, 8/1/18	2,300	2,306
Maryland State G.O. Unlimited Bonds, Series A,
5.00%, 8/1/20	29,445	31,439
Maryland State Stadium Authority Revenue Bonds, Baltimore City Public Schools,
5.00%, 5/1/19	1,250	1,285
Montgomery County G.O. Unlimited Bonds, Series A,
5.00%, 11/1/18	14,400	14,571
5.00%, 11/1/19	10,000	10,449
5.00%, 11/1/20	10,000	10,755
Montgomery County G.O. Unlimited Bonds, Series B,
5.00%, 12/1/18	14,000	14,207

		109,695

Massachusetts - 2.0%
Massachusetts State Consolidated Loan G.O. Limited Bonds, Series E,
5.00%, 11/1/18	19,000	19,229
5.00%, 11/1/19	15,000	15,669
5.00%, 11/1/20	17,400	18,705
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Series A, Harvard University,
5.00%, 7/15/19	2,775	2,874

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 74.9% continued
Massachusetts - 2.0% continued
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series E-2, Caregroup Issue, Prerefunded,
5.38%, 7/1/18(10)	$4,720	$4,720
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Springfield College, Prerefunded,
5.63%, 10/15/19(10)	2,000	2,100
Massachusetts State Housing Finance Agency Variable Revenue Refunding Bonds, Series 196 (GNMA/FNMA/FHLMC Insured),
(Floating, ICE LIBOR USD 1M + 0.35%),
1.81%, 6/1/21(3) (6)	2,275	2,275
Massachusetts State Water Pollution Abatement Trust Revenue Bonds, Subseries A, MWRA Program,
6.00%, 8/1/18	1,000	1,004
Springfield G.O. Limited Refunding Bonds (State Aid Withholding),
5.00%, 8/1/18	3,000	3,008
University of Massachusetts Building Authority Revenue Refunding Bonds,
5.00%, 11/1/19	6,000	6,272

		75,856

Michigan - 0.7%
Michigan State Finance Authority Revenue Refunding Bonds, Series E-1, Ascension Health,
1.10%, 8/15/19(3) (6) (7)	1,900	1,884
Michigan State Finance Authority Unemployment Obligation Assessment Revenue Bonds, Series A,
5.00%, 1/1/19	1,240	1,262
Michigan State Hospital Finance Authority Revenue Refunding Bonds, Series C, Trinity Health Credit,
5.00%, 12/1/19	1,500	1,569
University of Michigan General Revenue Bonds, Series A, Prerefunded,
5.00%, 4/1/19(10)	1,570	1,611
University of Michigan General Revenue Refunding Bonds, SIFMA Index,
(Floating, SIFMA Municipal Swap Index Yield + 0.27%),
1.78%, 4/1/22(3) (6)	18,875	18,874

		25,200

Minnesota - 0.5%
Minnesota State Rural Water Finance Authority Public Project Construction Revenue Notes,
1.05%, 3/1/19	6,500	6,463
Orono Independent School District No. 278 Building G.O. Unlimited Refunding Bonds, Series A (School District Credit Program),
4.00%, 2/1/19	3,070	3,114
Todd Morrison Cass & Wadena Counties United Hospital District Healthcare Revenue BANS, Series A, Lakewood Health System,
1.30%, 12/1/18	7,590	7,575

		17,152

Mississippi - 0.4%
Mississippi State Development Bank Marshall County IDA Special Obligation Revenue Bonds,
5.00%, 1/1/20	1,855	1,940
Mississippi State Variable G.O. Unlimited Refunding Bonds, Series B,
(Floating, ICE LIBOR USD 1M + 0.33%),
1.73%, 9/1/20(3) (6)	4,000	4,008
South Central Regional Medical Center Hospital Revenue Refunding Bonds, Facilities Improvement & Refinancing Project,
1.70%, 3/1/20	11,050	10,980

		16,928

Missouri - 0.4%
Missouri State Board of Public Buildings Special Obligation Revenue Bonds, Series A,
4.00%, 4/1/19	5,000	5,093

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 74.9% continued
Missouri - 0.4% continued
Missouri State Public Utilities Commission Revenue Notes, Interim Construction,
2.13%, 11/1/19	$10,000	$10,021

		15,114

Nebraska - 0.1%
Lincoln Electric System Revenue Refunding Bonds,
5.00%, 9/1/19	3,000	3,118

Nevada - 0.8%
Clark County Airport Revenue Refunding Bonds, Subseries A,
5.00%, 7/1/21	2,000	2,175
Clark County Airport Subordinate Revenue Refunding Bonds, Series A-1 (AMT),
5.00%, 7/1/18	11,470	11,470
Clark County Airport System Variable Revenue Bonds, Series D-1, Subordinate Lien (Sumitomo Mitsui Banking LOC),
1.19%, 7/16/18(3) (6) (8)	1,355	1,355
Clark County Passenger Facilities Charge Las Vegas-Mccarran Airport Adjustable Revenue Refunding Bonds (Union Bank LOC),
1.19%, 7/16/18(3) (6) (8)	825	825
Clark County PCR Refunding Bonds ,Nevada Power Co.,
1.60%, 5/21/20(3) (6) (7)	5,600	5,550
Clark County School District G.O. Limited Refunding Bonds, Series D,
5.00%, 6/15/19	8,000	8,254

		29,629

New Jersey - 0.3%
Monmouth County G.O. Unlimited Bonds,
5.00%, 7/15/19	1,000	1,036
New Jersey State Housing & Mortgage Finance Agency Multifamily Conduit Revenue Bonds, Aspen Riverpark Apartments Project,
1.20%, 10/1/19(3) (7)	3,200	3,200
New Jersey State Housing & Mortgage Finance Agency Multifamily Revenue Refunding Bonds, Series B,
1.25%, 5/1/19	5,500	5,470

		9,706

New Mexico - 0.5%
New Mexico State Capital Projects G.O. Unlimited Bonds,
5.00%, 3/1/19	1,250	1,279
New Mexico State Municipal Energy Acquisition Authority Gas Supply Variable Revenue Bonds, Subseries B,
(Floating, ICE LIBOR USD 1M + 0.75%),
2.15%, 8/1/19(3) (6)	16,595	16,610

		17,889

New York - 9.3%
Eaton Vance New York Municipal Income Trust Tax-Exempt Preferreds (AMT),
(Floating, SIFMA Municipal Swap Index Yield + 1.50%),
3.01%, 9/1/19(1) (2) (3)	6,250	6,258
Long Island Power Authority Electric System Variable Revenue Refunding Bonds, Series C,
(Floating, ICE LIBOR USD 1M + 0.88%),
2.35%, 11/1/18(3) (6)	13,100	13,105
Metropolitan Transportation Authority Dedicated Tax Fund Floating Revenue Refunding Bonds, Subseries B-3C,
(Floating, SIFMA Municipal Swap Index Yield + 0.45%),
1.96%, 11/1/19(3) (6)	5,550	5,561
Metropolitan Transportation Authority Revenue BANS, Series A-3,
4.00%, 8/15/19	42,000	43,089
Metropolitan Transportation Authority Revenue BANS, Series A-5,
4.00%, 8/15/19	10,000	10,259
Metropolitan Transportation Authority Revenue BANS, Series C-2C,
4.00%, 5/15/19	10,000	10,205

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 74.9% continued
New York - 9.3% continued
Metropolitan Transportation Authority Revenue Bonds, Series A,
5.00%, 11/15/18	$1,630	$1,652
Metropolitan Transportation Authority Revenue Bonds, Subseries D-2, SIFMA Index,
(Floating, SIFMA Municipal Swap Index Yield + 0.45%),
1.96%, 11/15/22(3) (6)	20,000	19,982
Metropolitan Transportation Authority Transportation Revenue Refunding Bonds, Series C-2B,
5.00%, 2/15/20(3) (6) (7)	30,310	31,853
Metropolitan Transportation Authority Variable Revenue Bonds, Series A-1,
5.00%, 11/15/20(3) (6) (7)	19,000	20,293
Metropolitan Transportation Authority Variable Revenue Refunding Bonds, Subseries D2 (AGM Insured),
(Floating, ICE LIBOR USD 1M + 0.57%),
2.01%, 4/6/20(3) (6)	5,500	5,535
New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution Adjustable Revenue Bonds, Subseries B,
0.85%, 7/9/18(3) (6) (8)	22,990	22,990
New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution Revenue Refunding Bonds,
5.00%, 6/15/21	6,000	6,555
New York City Transitional Finance Authority Future Tax Subordinate Revenue Bonds, Series A-1,
5.00%, 8/1/19	8,000	8,307
5.00%, 8/1/20	24,665	26,367
New York G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/19	5,000	5,185
5.00%, 8/1/20	11,670	12,458
New York G.O. Unlimited Refunding Bonds, Series C,
4.00%, 8/1/18	5,000	5,010
5.00%, 8/1/19	5,000	5,185
New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Series B, Columbia University,
5.00%, 10/1/18	1,000	1,009
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series B,
5.00%, 2/15/20	15,000	15,833
New York State Dormitory Authority State Supported Debt Revenue Refunding Bonds, Series A, Department of Health,
5.00%, 7/1/19	3,840	3,973
New York State Housing Finance Agency Revenue Bonds, Series C (SonyMA/GNMA/FNMA/FHLMC Insured),
1.25%, 5/1/20	1,900	1,872
New York State Urban Development Corp. Personal Income Tax Revenue Refunding Bonds, Series A,
5.00%, 9/15/18	17,240	17,373
5.00%, 3/15/20	45,175	47,802
Port Authority of New York & New Jersey Consolidated Revenue Refunding Bonds, Series 197 (AMT),
5.00%, 11/15/19	4,405	4,605

		352,316

North Carolina - 0.5%
Montgomery County Public Facilities Corp. Limited Obligation Revenue BANS,
3.00%, 9/1/20	3,000	3,053
North Carolina State G.O. Unlimited Refunding Bonds, Series C,
4.00%, 5/1/20	8,000	8,340
North Carolina State Grant Anticipation Vehicle Revenue Refunding Bonds,
5.00%, 3/1/20	6,000	6,311
Raleigh Durham Airport Authority Revenue Refunding Bonds, Series A (AMT),
5.00%, 5/1/20	1,840	1,943

		19,647

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 74.9% continued
Ohio - 3.1%
Allen County Hospital Facilities Adjustable Revenue Bonds, Series B, Mercy Health,
(Floating, SIFMA Municipal Swap Index Yield + 0.75%),
2.26%, 5/1/20(3) (6)	$50,000	$50,011
Columbus G.O. Unlimited Bonds, Series A,
4.00%, 4/1/20	13,835	14,394
Columbus G.O. Unlimited Refunding Bonds, Series 1,
5.00%, 7/1/18	1,000	1,000
Eaton Vance Ohio Municipal Income Trust Tax-Exempt Preferreds (AMT),
(Floating, SIFMA Municipal Swap Index Yield + 1.50%),
3.01%, 9/1/19(1) (2) (3)	5,875	5,882
Ohio State Adult Correctional Capital Facilities Revenue Refunding Bonds, Lease Appropriation,
4.00%, 10/1/19	3,170	3,264
4.00%, 10/1/20	2,750	2,883
Ohio State Common Schools G.O. Unlimited Bonds, Series A,
5.00%, 3/15/19	6,935	7,105
Ohio State Common Schools G.O. Unlimited Refunding Bonds, Series C,
5.00%, 9/15/18	3,000	3,022
Ohio State G.O. Unlimited Bonds, Series B,
4.00%, 9/1/18	2,390	2,400
Ohio State G.O. Unlimited Bonds, Series T,
5.00%, 11/1/19	10,750	11,232
Ohio State Housing Finance Agency Residential Mortgage Revenue Refunding Bonds, Series K (GNMA/FNMA/FHLMC Insured),
1.00%, 9/1/18	1,400	1,399
Ohio State Major New State Infrastructure Project Revenue Bonds, Series 2016-1,
5.00%, 12/15/18	2,500	2,540
Ohio State Major New State Infrastructure Project Revenue Refunding Bonds, Series B,
5.00%, 12/15/19	6,000	6,289
Ohio State Water Development Authority Water Pollution Control Loan Fund Revenue Refunding Bonds, Series B,
(Floating, SIFMA Municipal Swap Index Yield + 0.22%),
1.73%, 12/1/20(3)	5,250	5,250

		116,671

Oklahoma - 0.5%
Canadian County Independent School District No. 27, Combined Purpose G.O. Unlimited Bonds, Yukon Public Schools,
2.00%, 10/1/19	2,295	2,303
2.00%, 10/1/20	3,040	3,047
Oklahoma Housing Finance Agency Collateralized Revenue Bonds, Savanna Landing Apartments,
0.85%, 7/1/19(3) (7)	6,000	6,000
Oklahoma Housing Finance Agency Collateralized Variable Revenue Bonds, Windsong Apartments,
2.05%, 4/1/20(3) (6) (7)	2,000	2,000
Oklahoma State Water Resources Board Revolving Fund Revenue Bonds, Clean Water Program,
5.00%, 4/1/20	3,500	3,698

		17,048

Oregon - 2.1%
Multnomah County School District No. 1 Portland G.O. Unlimited Bonds, Series B (School Board Guaranty Program),
5.00%, 6/15/20	45,000	47,863
Oregon State G.O. Limited TANS, Series A,
5.00%, 9/28/18	30,000	30,251
Oregon State G.O. Unlimited Refunding Bonds, Series L,
5.00%, 8/1/19	2,160	2,241

		80,355

Pennsylvania - 2.6%
Indiana County IDA Student Housing Revenue BANS, Residential Revival Project at Indiana University,
1.45%, 9/1/20	12,750	12,524

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 74.9% continued
Pennsylvania - 2.6% continued
Lehigh County General Purpose Hospital Revenue Bonds (AGM Insured), Prerefunded,
5.00%, 7/1/18(10) (11)	$4,000	$4,040
North Penn Water Authority Variable Revenue Refunding Bonds,
(Floating, ICE LIBOR USD 1M + 0.41%),
1.81%, 11/1/19(3)	1,000	999
(Floating, ICE LIBOR USD 1M + 0.50%),
1.90%, 11/1/19(3) (6)	4,280	4,280
Pennsylvania State Economic Development Financing Authority Exempt Facilities Variable Revenue Bonds, PSEG Power Project (TD Bank N.A. LOC),
1.15%, 7/16/18(6) (8)	11,200	11,200
Pennsylvania State Housing Finance Agency SFM Variable Revenue Bonds, Series 126-B,
(Floating, ICE LIBOR USD 1M + 0.60%),
2.07%, 6/1/23(3) (6)	26,250	26,178
Pennsylvania State Turnpike Commission Variable Revenue Refunding Bonds, Series A-1,
(Floating, SIFMA Municipal Swap Index Yield + 0.60%),
2.11%, 12/1/23(3)	15,000	15,000
Pennsylvania State Turnpike Commission Variable Revenue Refunding Bonds, Series A-2,
(Floating, SIFMA Municipal Swap Index Yield + 0.70%),
2.21%, 12/1/19(3)	2,500	2,509
Pennsylvania State Turnpike Commission Variable Revenue Refunding Bonds, Series B-1,
(Floating, SIFMA Municipal Swap Index Yield + 0.60%),
2.11%, 12/1/18(3)	12,000	12,000
Philadelphia Water & Wastewater Revenue Bonds, Series A,
5.00%, 10/1/18	8,050	8,120
Swarthmore Borough Authority Revenue Refunding Bonds, Series A, Swarthmore College,
5.00%, 9/15/18	2,280	2,297

		99,147

Rhode Island - 0.0%
Rhode Island State Health & Educational Building Corp. Higher Education Facilities Revenue Refunding Bonds, Series A, University of Rhode Island, Prerefunded,
6.50%, 9/15/18(10)	1,900	$1,919

South Carolina - 0.3%
Beaufort County School District G.O. Unlimited Bonds, Series B (SCSDE Insured),
5.00%, 3/1/19	5,000	5,116
Richland County School District No. 1 G.O. Unlimited Refunding Bonds, Series C (SCSDE Insured),
5.00%, 3/1/19	2,000	2,046
South Carolina State G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding),
5.00%, 8/1/19	3,065	3,178
York Country Fort Mill School District No. 4 G.O. Unlimited Refunding Bonds, Series D (SCSDE Insured),
5.00%, 3/1/20	1,500	1,582

		11,922

Tennessee - 1.4%
Knox County Health Educational & Housing Facility Board MFH Revenue Bonds, Pinnacle Park Apartments Project,
1.15%, 8/1/18	1,615	1,615
Memphis Electric System Revenue Bonds,
3.00%, 12/1/18	2,855	2,873
4.00%, 12/1/19	1,470	1,519
Memphis Gas System Revenue Bonds,
3.00%, 12/1/18	1,200	1,208
Metropolitan Government of Nashville & Davidson County Electric System Revenue Refunding Bonds, Series B,
5.00%, 5/15/19	2,000	2,060
Metropolitan Government of Nashville & Davidson County G.O. Unlimited and Improvement Bonds,
5.00%, 7/1/19	10,000	10,342

FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 74.9% continued
Tennessee - 1.4% continued
Metropolitan Government of Nashville & Davidson County G.O. Unlimited Refunding Bonds,
5.00%, 7/1/19	$6,000	$6,205
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Collateralized MFH Variable Revenue Bonds, Hermitage Flats Apartments Project,
1.30%, 7/1/19(3) (6) (7)	4,000	3,976
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, Haynes Garden Apartments Project (GNMA Insured),
1.75%, 12/1/19(3) (6) (7)	4,500	4,492
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, Oakwood Flats Apartments Project,
2.10%, 10/1/20(3) (6) (7)	7,000	7,023
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Variable Revenue Bonds, E. Webster Street Apartments,
2.05%, 4/1/20(3) (6) (7)	3,000	3,011
Monroe County G.O. Unlimited BANS,
1.20%, 6/15/19	5,000	4,987
Tennessee State G.O. Unlimited Bonds, Series A,
5.00%, 8/1/18	2,325	2,332

		51,643

Texas - 7.5%
Alamo Community College District G.O. Limited Refunding Bonds,
5.00%, 8/15/19	18,000	18,691
3.00%, 8/15/20	4,000	4,103
Alamo Heights Independent School District School Building Variable G.O. Unlimited Bonds, Series B (PSF-Gtd.),
3.00%, 2/1/21(3) (6) (7)	2,700	2,765
Austin Public Improvement G.O. Limited Bonds,
5.00%, 9/1/18	7,000	7,041
Clear Creek Independent School District Variable G.O. Unlimited Bonds, Series B (PSF-Gtd.),
3.00%, 8/14/19(3) (6) (7)	3,000	3,041
Corpus Christi Independent School District Variable G.O. Unlimited Bonds, Series A (PSF-Gtd.), School Building,
2.00%, 8/15/19(3) (6) (7)	5,000	5,014
Cypress-Fairbanks Independent School District G.O. Unlimited Bonds, Series B-3 (PSF-Gtd.),
1.40%, 8/17/20(3) (6) (7)	7,130	7,044
Dickinson Independent School District Variable G.O. Unlimited Refunding Bonds (PSF-Gtd.),
1.35%, 8/1/19(3) (6) (7)	3,000	2,987
Grapevine-Colleyville Independent School District G.O. Unlimited Bonds (PSF-Gtd.),
5.00%, 8/15/19	2,830	2,938
Gulf Coast IDA Variable Revenue Bonds, Exxon Mobil Project,
1.32%, 7/2/18(6) (8)	32,000	32,000
Houston Combined Utility System Revenue Refunding Bonds, Series C, First Lien,
5.00%, 11/15/18	1,000	1,013
Houston G.O. Limited Refunding Bonds, Series A,
5.00%, 3/1/19	9,000	9,208
Houston G.O. Limited TRANS,
6/28/19(9)	21,900	22,543
Houston Independent School District Variable G.O. Limited Refunding Bonds (PSF-Gtd.)
2.40%, 6/1/21(3) (6) (7)	4,000	4,028
Houston Public Improvement G.O. Limited Refunding Bonds, Series A,
5.00%, 3/1/19	2,835	2,900
Houston Utility System Revenue Refunding Bonds, Series B, First Lien,
5.00%, 11/15/18	1,000	1,013

NORTHERN FUNDS QUARTERLY REPORT    13    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 74.9% continued
Texas - 7.5% continued
Irving G.O. Limited Refunding & Improvement Bonds,
5.50%, 9/15/18	$3,000	$3,025
Judson Independent School District Building G.O. Unlimited Refunding Bonds (PSF-Gtd.),
4.00%, 2/1/19	1,980	2,009
Katy Independent School District Variable G.O. Unlimited Refunding Bonds, Series C (PSF-Gtd.),
(Floating, ICE LIBOR USD 1M + 0.55%),
1.94%, 8/15/19(3) (6)	7,750	7,760
Lewisville Refunding & Improvement G.O. Limited Bonds,
5.00%, 2/15/19	1,000	1,022
Lone Star College System G.O. Limited Bonds, Prerefunded,
5.00%, 8/15/18(10)	10,000	10,040
Matagorda County Navigation District No. 1 Variable Revenue Refunding Bonds (AMT), Central Power & Light,
1.75%, 9/1/20(3) (6) (7)	8,335	8,216
Midlothian Independent School District G.O. Unlimited Bonds, Series B, School Building (PSF-Gtd.), Prerefunded,
2.50%, 8/1/18(3) (7) (10)	195	195
Mission Economic Development Corp. Solid Waste Disposal Adjustable Revenue Bonds (AMT), Waste Management, Inc. Project,
2.50%, 8/1/20	3,000	3,009
Montgomery County G.O. Limited Tax Refunding Bonds, Series A,
5.00%, 3/1/19	3,000	3,068
North Texas Tollway Authority Revenue Refunding Bonds, Series A,
5.00%, 1/1/19	1,500	1,526
North Texas Tollway Authority Variable Revenue Refunding Bonds, Series A, First Tier,
(Floating, SIFMA Municipal Swap Index Yield + 0.80%),
2.31%, 1/1/19(3) (6)	7,250	7,251
Northside Texas Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.),
1.45%, 6/1/20(3) (6) (7)	5,350	5,305
San Antonio Electric & Gas Revenue Refunding Bonds,
5.00%, 2/1/19	4,000	4,083
San Antonio G.O. Limited Bonds, Certificates of Obligation,
5.00%, 2/1/19	2,900	2,959
San Antonio G.O. Limited Refunding Bonds,
5.00%, 2/1/19	8,975	9,158
San Antonio Housing Trust Finance Corp. MFH Revenue Bonds, Brookwood Senior Apartments,
2.10%, 5/1/20(3) (6) (7)	1,700	1,704
Texas State A&M University Financing System Revenue Bonds, Series A,
4.00%, 5/15/19	1,000	1,021
Texas State A&M University Financing System Revenue Bonds, Series B,
5.00%, 5/15/19	5,200	5,356
Texas State Department of Housing & Community Affairs MFH Revenue Bonds, Emli at Liberty Crossing,
1.80%, 12/1/19(3) (6) (7)	4,000	3,991
Texas State TRANS,
4.00%, 8/30/18	28,300	28,417
Texas State Transportation Commission State Highway Fund Revenue Bonds, Series A,
5.00%, 10/1/19	10,000	10,425
Texas State Transportation Commission State Highway Fund Revenue Refunding Bonds, Series A, First Tier,
5.00%, 4/1/20	7,025	7,430
Texas State University System Financing revenue Refunding Bonds, Series A,
5.00%, 3/15/19	3,400	3,484
Texas State Water Development Board State Water Implementation Fund Revenue Bonds, Series 2017A,
5.00%, 4/15/19	6,000	6,164
5.00%, 4/15/20	4,000	4,234

FIXED INCOME FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 74.9% continued
Texas - 7.5% continued
Texas State Water Finance Assistance G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/18	$3,000	$3,009
5.00%, 8/1/19	8,000	8,301
University of North Texas Revenue Refunding Bonds, Series A,
5.00%, 4/15/19	1,000	1,027
University of Texas Permanent University Fund Revenue Refunding Bonds, Series A,
5.00%, 7/1/18	2,000	2,000
University of Texas Revenue Bonds, Series E,
5.00%, 8/15/19	2,000	2,076

		283,594

Utah - 0.2%
Salt Lake County G.O. Unlimited Bonds,
5.00%, 12/15/18	2,000	2,032
University of Utah Revenue Refunding Bonds, Series A (State Appropriation Insured),
4.00%, 8/1/20	2,530	2,649
Utah State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 7/1/18	1,500	1,500

		6,181

Virginia - 1.3%
Fairfax Public Improvement G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 4/1/19	2,500	2,565
Henrico County Public Improvement G.O. Unlimited Refunding Bonds,
5.00%, 7/15/19	3,000	3,107
Newport News G.O. Unlimited Refunding Bonds,
3.00%, 7/15/18	1,780	1,781
Virginia State College Building Authority Educational Facilities Revenue Bonds, 21st Century College & Equipment Projects,
5.00%, 2/1/19	17,000	17,348
Virginia State College Building Authority Educational Facilities Revenue Bonds, Public Higher Education Financing Program (State Intercept Program),
5.00%, 9/1/19	3,000	3,119
Virginia State College Building Authority Educational Facilities Revenue Bonds, Series 2017-C, 21st Century College Programs,
5.00%, 2/1/20	11,000	11,573
Virginia State College Building Authority Educational Facilities Revenue Refunding Bonds, 21st Century College Equipment,
5.00%, 2/1/20	5,000	5,261
Virginia State Public School Authority School Financing Revenue Bonds (State Aid Withholding),
5.00%, 1/15/20	2,565	2,696
Virginia State Public School Authority Special Obligation Prince William County Revenue Refunding Bonds (State Aid Withholding),
5.00%, 8/1/18	2,400	2,407

		49,857

Washington - 3.8%
Central Puget Sound Regional Transportation Authority Variable Sales & Use TRB, Series S-2A, Green Bonds,
(Floating, SIFMA Municipal Swap Index Yield + 0.70%),
2.21%, 11/1/18(3) (6)	25,000	25,000
Central Puget Sound Regional Transportation Authority Variable Sales & Use TRB, Series S-2A-R, Green Bonds,
11/1/21(6) (9)	10,000	10,000
Central Puget Sound Regional Transportation Authority Variable Sales & Use TRB, Series S-2B-R, Green Bonds,
11/1/23(6) (9)	12,500	12,500

NORTHERN FUNDS QUARTERLY REPORT    15    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 74.9% continued
Washington – 3.8% continued
Energy Northwest Washington Electric Revenue Refunding Bonds, Series A, Project No. 3, Escrowed to Maturity,
5.00%, 7/1/18	$6,855	$6,855
King County G.O. Limited Refunding Bonds, Series E,
5.00%, 12/1/18	4,000	4,059
Seattle Municipal Light & Power Revenue Refunding Bonds (BHAC-CR Insured), Prerefunded,
5.75%, 4/1/19(10)	19,600	20,218
Seattle Municipal Light and Power Improvement Revenue Refunding & Improvement Bonds, Series C,
5.00%, 9/1/19	2,100	2,183
Washington State G.O. Unlimited Refunding Bonds, Series R-2011-A,
5.00%, 7/1/20	5,210	5,546
Washington State G.O. Unlimited Refunding Bonds, Series R-2015D,
5.00%, 7/1/20	5,000	5,322
Washington State G.O. Unlimited Refunding Bonds, Series R-2018C,
5.00%, 8/1/20	11,455	12,223
Washington State Housing Finance Commission Revenue Bonds, Royal Hills Apartments Project,
1.40%, 11/1/19	4,000	3,975
Washington State Housing Finance Commission Revenue Bonds, Series A, Trailside Village Apartments,
1.35%, 4/1/19	7,970	7,952
Washington State Housing Finance Commission Variable Revenue Bonds, Discovery Heights Apartments,
1.17%, 7/16/18(3) (6) (8)	11,280	11,280
Washington State Refunding COPS, State & Local Agency Real & Person (State Intercept Program),
5.00%, 7/1/18	7,335	7,335
Washington State Various Purpose G.O. Unlimited Bonds, Series B,
5.00%, 2/1/20	7,625	8,021

		142,469

Wisconsin - 0.5%
Public Finance Authority Revenue LANS, Lake Oconee Academy Foundation, Inc. Project,
2.30%, 10/1/19	4,000	3,989
Wisconsin State Environmental Improvement Fund Revenue Bonds, Series A,
5.00%, 6/1/19	8,000	8,254
Wisconsin State Petroleum Inspection Fee Revenue Bonds, Series 1,
4.00%, 7/1/19	7,000	7,167

		19,410

Total Municipal Bonds (Cost $2,839,737)		2,831,061

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 4.0%
Northern Institutional Funds - U.S. Government Portfolio,
1.72%(12) (13)	153,257,703	$153,258

Total Investment Companies (Cost $153,258)		153,258

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 10.5%
Arizona State Health Facilities Authority Variable Revenue Bonds, Series G, Banner Health (Wells Fargo Bank LOC),
1.48%, 7/9/18(3) (6) (8)	$10,000	$10,000
California State Pollution Control Financing Authority Solid Waste Disposal Variable Revenue Refunding Bonds, Series A (AMT), Republic Services, Inc.,
2.05%, 8/1/18(3) (6) (7)	12,000	12,003
California Statewide Communities Development Authority MFH Revenue Bonds, Series F, La Puente Park Apartments,
1.20%, 10/1/18(3) (6) (7)	5,000	4,995
Connecticut State Health & Educational Facilities Authority Adjustable Revenue Bonds, Series U2, Yale University,
1.00%, 2/6/19(3) (6) (7)	17,435	17,377

FIXED INCOME FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 10.5% continued
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series A, Yale University,
1.38%, 7/11/18(3) (6) (7)	$5,500	$5,500
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series M, Series I-1, Sacred Heart University,
5.00%, 7/1/18	1,095	1,095
Dallas Independent School District Building Multi-Modal G.O. Unlimited Bonds, Series B-3 (PSF-Gtd.),
5.00%, 2/15/19(3) (6) (7)	3,625	3,697
Franklin County Hospital Facilities Revenue Refunding Bonds, Series B, OhioHealth Corp.,
4.00%, 11/1/18(3) (6) (7)	13,590	13,691
Georgetown Independent School District Variable G.O. Unlimited Refunding Bonds,
2.00%, 8/1/18(3) (6) (7)	5,000	5,002
Harlandale Independent School District G.O. Unlimited Bonds (PSF-Gtd.),
2.00%, 8/15/18(3) (6) (7)	5,000	5,002
Harris County Health Facilities Development Corp. Variable Revenue Refunding Bonds, Series A-1, Methodist Hospital System,
1.45%, 7/2/18(3) (6) (8)	10,000	10,000
Houston Independent Schoolhouse District G.O. Limited Bonds, Series A-2 (PSF-Gtd.),
3.00%, 6/1/19(3) (6) (7)	7,000	7,079
Indiana State Finance Authority Economic Development Revenue Refunding Bonds, Republic Services, Inc. Project,
1.45%, 9/4/18(3) (6) (7)	5,000	5,001
Indiana State Health Facility Financing Authority Revenue Bonds, Ascension Health Credit Group,
4.00%, 3/1/19(3) (6) (7)	42,500	43,108
Jackson County Pollution Control Adjustable Revenue Refunding Bonds, Chevron U.S.A., Inc. Project,
1.50%, 7/2/18(3) (6) (8)	9,950	9,950
Johnson County Unified School District No. 229 G.O. Unlimited Bonds, Series A,
5.00%, 10/1/18	9,200	9,282
Lamar Consolidated Independent Schoolhouse District Variable G.O. Unlimited Bonds, Series A (PSF-Gtd.),
1.05%, 8/15/18(6) (7)	1,035	1,034
Louisville & Jefferson County Metropolitan Government Environmental Facilities Revenue Refunding Bonds, Louisville Gas and Electric Company Project,
1.25%, 6/3/19(3) (6) (7)	13,380	13,306
Massachusetts State G.O. Limited Refunding Bonds, Series D,
5.50%, 10/1/18	10,000	10,103
Massachusetts State Health & Educational Facilities Authority Variable Revenue Bonds, Series A, University of Massachusetts,
1.15%, 4/1/19(3) (6) (7)	3,000	2,986
Midlothian Independent School District G.O. Unlimited Bonds, Series B, School Building (PSF-Gtd.) Unrefunded Balance,
2.50%, 8/1/18(3) (6) (7)	4,305	4,308
Mississippi State Business Finance Commission Gulf Opportunity Zone Revenue Bonds, Series G, Chevron USA, Inc. Project,
1.36%, 7/2/18(6) (8)	8,000	8,000
Mississippi State Business Finance Commission Gulf Opportunity Zone Variable Revenue Bonds, Series F, Chevron USA, Inc. Project,
1.50%, 7/2/18(3) (6) (8)	24,400	24,400
Mississippi State Business Finance Corp. Solid Waste Disposal Revenue Bonds (AMT), Waste Management, Inc. Project,
1.85%, 3/1/19(3) (6) (7)	6,500	6,478
New York City Housing Development Corp. MFH Variable Revenue Refunding Bonds, Sustainable Neighborhood,
1.70%, 5/1/19(3) (6) (7)	4,500	4,500
New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, Series DD-3B, Second Generation,
1.45%, 7/2/18(6) (8)	10,000	10,000

NORTHERN FUNDS QUARTERLY REPORT    17    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 10.5% continued
New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, Subseries A-1,
1.44%, 7/2/18(3) (6) (8)	$10,000	$10,000
New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, Subseries B,
1.45%, 7/2/18(3) (6) (8)	6,000	6,000
New York City Municipal Water Finance Authority Water & Sewer System Second Generation Adjustable Revenue Bonds,
1.43%, 7/2/18(3) (6) (8)	5,000	5,000
Ohio State Adult Correctional Capital Facilities Revenue Refunding Bonds, Lease Appropriation,
4.00%, 10/1/18	2,500	2,516
Ohio State Solid Waste Revenue Refunding Bonds, Republic Services, Inc. Project,
1.45%, 9/4/18(3) (6) (7)	5,000	5,001
Ohio State Water Development Authority Solid Waste Revenue Bonds (AMT), Waste Management,
1.70%, 11/1/18(3) (6) (7)	11,365	11,360
Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Revenue Bonds, Waste Management Project,
1.55%, 12/3/18(3) (6) (7)	4,905	4,900
Phoenix IDA Revenue Bonds, Broadway Terrace Apartments Project,
1.20%, 8/1/18(3) (6) (7)	5,000	4,998
Public Finance Authority Solid Waste Disposal Revenue Refunding Bonds (AMT), Waste Management, Inc. Project,
2.00%, 8/1/18(3) (6) (7)	15,000	15,003
Quincy G.O. Limited BANS,
2.25%, 7/13/18	36,894	36,902
San Antonio Electric & Gas Variable Revenue Refunding Bonds, Series B, Junior Lien,
1.75%, 12/1/18(3) (6) (7)	12,000	12,004
Spring Branch Independent Schoolhouse District G.O. Unlimited Bonds (PSF-Gtd.),
3.00%, 6/18/19(3) (6) (7)	4,000	4,047
Tarrant County Cultural Education Facilities Finance Corp. Hospital Variable Revenue Refunding Bonds, Methodist Hospitals Dallas (TD Bank LOC),
1.19%, 7/2/18(3) (6) (8)	10,000	10,000
Texas State Veterans G.O. Unlimited Bonds,
1.57%, 7/9/18(3) (6) (8)	10,000	10,000
West Virginia Hospital Finance Authority Variable Revenue Refunding & Improvement Bonds, Cabell Hospital, Series A (Branch Banking & Trust LOC),
1.53%, 7/9/18(3) (6) (8)	1,915	1,915
Wisconsin State Health & Educational Facilities Authority Variable Revenue Bonds, Series D, Aurora Healthcare (Bank of Montreal LOC),
1.49%, 7/9/18(3) (6) (8)	2,035	2,035
Yavapai County IDA Solid Waste Disposal Revenue Bonds, Series SE (AMT), Waste Management, Inc. Project,
1.85%, 3/1/19(3) (6) (7)	5,420	5,402

Total Short-Term Investments (Cost $395,413)		394,980

Total Investments - 102.5% (Cost $3,882,913)		3,873,658

Liabilities less Other Assets - (2.5%)		(94,614)

NET ASSETS - 100.0%		$3,779,044

(1)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(2)

Restricted security that has been deemed illiquid. At June 30, 2018, the value of these restricted illiquid securities amounted to approximately $21,891,000 or 0.6% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Eaton Vance New York Municipal Income Trust Tax-Exempt Preferreds (AMT),
3.01%, 9/1/19	2/24/16	$6,250

FIXED INCOME FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Eaton Vance Ohio Municipal Income Trust Tax-Exempt Preferreds (AMT),
3.01%, 9/1/19	2/24/16	$5,875

Societe Generale S.A.,
2.71%, 5/30/19	5/31/18	9,753

(3)	Variable rate security. Rate as of June 30, 2018 is disclosed.
(4)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(5)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(6)	Maturity date represents the puttable date.
(7)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(8)

Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

(9)	When-Issued Security. Coupon rate is not in effect at June 30, 2018.
(10)	Maturity date represents the prerefunded date.
(11)	Security has converted to a fixed rate as of July 1, 2008, and is a fixed rate going forward.
(12)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(13)	7-day current yield as of June 30, 2018 is disclosed.

Percentages shown are based on Net Assets.

At June 30, 2018, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	0.8%
U.S. Agency	0.6
AAA	16.0
AA	31.3
A	22.6
BBB	6.2
A1+ (Short Term)	4.7
A1 (Short Term)	7.5
A2 (Short Term)	0.7
Not rated	5.7
Cash Equivalents	3.9

Total	100.0%

*

Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Commercial Paper(1)	$—	$9,751	$—	$9,751
Corporate Bonds(1)	—	305,560	—	305,560
Foreign Issuer Bonds(1)	—	125,944	—	125,944
U.S. Government Agencies(1)	—	23,601	—	23,601
U.S. Government Obligations(1)	—	29,503	—	29,503
Municipal Bonds(1)	—	2,831,061	—	2,831,061
Investment Companies	153,258	—	—	153,258
Short-Term Investments	—	394,980	—	394,980

Total Investments	$153,258	$3,720,400	$—	$3,873,658

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2018, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2018.

NORTHERN FUNDS QUARTERLY REPORT    19    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued	JUNE 30, 2018 (UNAUDITED)

Transactions in affiliated investments for the three months ended June 30, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio	$21,078	$588,412	$456,232	$133	$153,258	153,258

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

3M - 3 Month

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BANS - Bond Anticipation Notes

BHAC - Berkshire Hathaway Assurance Corporation

COPS - Certificates of Participation

CR - Custody Receipt

Fannie Mae - Federal National Mortgage Association

FHA - Federal Housing Administration

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

HFA - Housing Finance Authority

ICE LIBOR - Intercontinental Exchange London Interbank Offered Rate

IDA - Industrial Development Authority

IDB - Industrial Development Board

LANS - Loan Anticipation Notes LOC - Letter of Credit

MFH - Multi-Family Housing

MWRA - Massachusetts Water Resources Authority

NATL - National Public Finance Guarantee Corporation

OID - Original Issue Discount

PCR - Pollution Control Revenue

PSF - Permanent School Fund

SCSDE - South Carolina State Department of Education

SFM - Single Family Mortgage

SIFMA - Securities Industry and Financial Markets Association

SonyMA - State of New York Mortgage Agency

TANS - Tax Anticipation Notes

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

USD - United States Dollar

FIXED INCOME FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND	JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 15.2%
Auto Floor Plan - 1.4%
Ally Master Owner Trust, Series 2018-1, Class A1
(Floating, ICE LIBOR USD 1M + 0.28%, 0.28% Floor),
2.35%, 1/17/23(1)	$9,400	$9,401
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class A1
1.55%, 7/15/21	3,000	2,961
Ford Credit Floorplan Master Owner Trust, Series 2016-5, Class A2
(Floating, ICE LIBOR USD 1M + 0.46%),
2.53%, 11/15/21(1)	5,000	5,014
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A1
1.96%, 5/17/21(2)	2,500	2,483
GMF Floorplan Owner Revolving Trust, Series 2017-1, Class A2
(Floating, ICE LIBOR USD 1M + 0.57%),
2.64%, 1/18/22(1) (2)	2,500	2,511
GMF Floorplan Owner Revolving Trust, Series 2017-2, Class A1
2.13%, 7/15/22(2)	5,000	4,897
GMF Floorplan Owner Revolving Trust, Series 2018-1, Class A
(Floating, ICE LIBOR USD 1M + 0.30%),
2.22%, 3/15/22(1) (2)	1,500	1,500
NextGear Floorplan Master Owner Trust, Series 2017-2A, Class A2
2.56%, 10/17/22(2)	1,000	983
NextGear Floorplan Master Owner Trust, Series 2018-1A, Class A1
(Floating, ICE LIBOR USD 1M + 0.64%),
2.71%, 2/15/23(1) (2)	2,250	2,253

		32,003

Automobile - 3.3%
Americredit Automobile Receivables Trust, Series 2016-4, Class A2A
1.34%, 4/8/20	233	233
AmeriCredit Automobile Receivables Trust, Series 2017-3, Class A2A
1.69%, 12/18/20	1,865	1,857
ARI Fleet Lease Trust, Series 2018-A, Class A1
1.95%, 3/15/19	5,742	5,733
CarMax Auto Owner Trust, Series 2016-4, Class A2
1.21%, 11/15/19	842	841
CarMax Auto Owner Trust, Series 2017-1, Class A2
1.54%, 2/18/20	2,529	2,525
Chesapeake Funding II LLC, Series 2016-2A, Class A1
1.88%, 6/15/28(2)	3,723	3,697
Chesapeake Funding II LLC, Series 2017-2A, Class A2
(Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor),
2.52%, 5/15/29(1) (2)	2,579	2,579
Chesapeake Funding II LLC, Series 2017-3A, Class A1
1.91%, 8/15/29(2)	3,581	3,538
Chesapeake Funding II LLC, Series 2017-4A, Class A1
2.12%, 11/15/29(2)	4,000	3,955
Chesapeake Funding II LLC, Series 2018-1A, Class A2
(Floating, ICE LIBOR USD 1M + 0.45%),
2.52%, 4/15/30(1) (2)	5,000	4,994
Drive Auto Receivables Trust, Series 2018-2, Class A2
2.64%, 9/15/20	2,500	2,500
Enterprise Fleet Financing LLC, Series 2016-1, Class A2
1.83%, 9/20/21(2)	1,221	1,218
Enterprise Fleet Financing LLC, Series 2016-2, Class A2
1.74%, 2/22/22(2)	1,955	1,947
Enterprise Fleet Financing LLC, Series 2017-3, Class A2
2.13%, 5/22/23(2)	2,000	1,981
GM Financial Automobile Leasing Trust, Series 2017-1, Class A2A
1.67%, 9/20/19	985	983
GM Financial Automobile Leasing Trust, Series 2018-1, Class A2B
(Floating, ICE LIBOR USD 1M + 0.20%),
2.28%, 4/20/20(1)	3,200	3,199

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 15.2% continued
Automobile - 3.3% continued
GM Financial Consumer Automobile Receivables Trust, Series 2017-2A, Class A2A
1.61%, 5/18/20(2)	$2,651	$2,642
GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class A2A
2.08%, 1/19/21	4,100	4,083
Nissan Auto Receivables Owner Trust, Series 2017-C, Class A2A
1.89%, 10/15/20	8,000	7,961
Santander Drive Auto Receivables Trust, Series 2017-3, Class A2
1.67%, 6/15/20	2,510	2,506
Santander Retail Auto Lease Trust, Series 2017-A, Class A2A
2.02%, 3/20/20(2)	3,881	3,862
Santander Retail Auto Lease Trust, Series 2018-A, Class A2B
(Floating, ICE LIBOR USD 1M + 0.27%),
2.35%, 10/20/20(1) (2)	10,000	10,002
Securitized Term Auto Receivables Trust, Series 2017-2A, Class A2A
1.78%, 1/27/20(2)	1,527	1,521
Volkswagen Auto Loan Enhanced Trust, Series 2018-1, Class A2A
2.81%, 7/20/21	600	600
World Omni Automobile Lease Securitization Trust, Series 2016-A, Class A2A
1.20%, 2/15/19	4	4

		74,961

Credit Card - 8.4%
American Express Credit Account Master Trust, Series 2017-2, Class A
(Floating, ICE LIBOR USD 1M + 0.45%),
2.52%, 9/16/24(1)	6,000	6,053
American Express Credit Account Master Trust, Series 2017-5, Class A
(Floating, ICE LIBOR USD 1M + 0.38%),
2.45%, 2/18/25(1)	2,000	2,008
American Express Credit Account Master Trust, Series 2017-6, Class A
2.04%, 5/15/23	6,330	6,202
American Express Credit Account Master Trust, Series 2018-3, Class A
(Floating, ICE LIBOR USD 1M + 0.32%),
2.39%, 10/15/25(1)	10,000	9,998
BA Credit Card Trust, Series 2017-A1, Class A1
1.95%, 8/15/22	7,000	6,893
BA Credit Card Trust, Series 2017-A2, Class A2
1.84%, 1/17/23	1,000	978
BA Credit Card Trust, Series 2018-A1, Class A1
2.70%, 7/17/23	3,000	2,982
BA Credit Card Trust, Series 2018-A2, Class A2
3.00%, 9/15/23	1,000	1,000
Barclays Dryrock Issuance Trust, Series 2017-2, Class A
(Floating, ICE LIBOR USD 1M + 0.30%, 0.30% Floor),
2.37%, 5/15/23(1)	4,000	4,002
Capital One Multi-Asset Execution Trust, Series 2015-A5, Class A5
1.60%, 5/17/21	3,500	3,499
Capital One Multi-Asset Execution Trust, Series 2016-A7, Class A7
(Floating, ICE LIBOR USD 1M + 0.51%),
2.58%, 9/16/24(1)	3,250	3,275
Capital One Multi-Asset Execution Trust, Series 2017-A2, Class A2
(Floating, ICE LIBOR USD 1M + 0.41%),
2.48%, 1/15/25(1)	5,000	5,025
Capital One Multi-Asset Execution Trust, Series 2017-A4, Class A4
1.99%, 7/17/23	5,000	4,899
CARDS II Trust, Series 2017-1A, Class A
(Floating, ICE LIBOR USD 1M + 0.37%),
2.44%, 4/18/22(1) (2)	3,000	3,003
Chase Issuance Trust, Series 2017-A2, Class A
(Floating, ICE LIBOR USD 1M + 0.40%),
2.47%, 3/15/24(1)	2,000	2,011
Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1
1.75%, 11/19/21	3,250	3,202

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 15.2% continued
Credit Card - 8.4% continued
Citibank Credit Card Issuance Trust, Series 2016-A3, Class A3
(Floating, ICE LIBOR USD 1M + 0.49%),
2.51%, 12/7/23(1)	$15,000	$15,110
Citibank Credit Card Issuance Trust, Series 2017-A8, Class A8
1.86%, 8/8/22	5,000	4,883
Citibank Credit Card Issuance Trust, Series 2018-A2, Class A2
(Floating, ICE LIBOR USD 1M + 0.33%),
2.41%, 1/21/25(1)	5,000	5,004
Discover Card Execution Note Trust, Series 2015-A3, Class A
1.45%, 3/15/21	8,000	7,983
Discover Card Execution Note Trust, Series 2016-A1, Class A1
1.64%, 7/15/21	10,000	9,953
Discover Card Execution Note Trust, Series 2016-A4, Class A4
1.39%, 3/15/22	4,000	3,935
Discover Card Execution Note Trust, Series 2017-A1, Class A1
(Floating, ICE LIBOR USD 1M + 0.49%),
2.56%, 7/15/24(1)	9,950	10,030
Discover Card Execution Note Trust, Series 2017-A6, Class A6
1.88%, 2/15/23	7,000	6,854
Discover Card Execution Note Trust, Series 2018-A2, Class A2
(Floating, ICE LIBOR USD 1M + 0.33%),
2.40%, 8/15/25(1)	5,000	5,002
First National Master Note Trust, Series 2017-1, Class A
(Floating, ICE LIBOR USD 1M + 0.40%),
2.47%, 4/18/22(1)	2,500	2,501
First National Master Note Trust, Series 2017-2, Class A
(Floating, ICE LIBOR USD 1M + 0.44%),
2.51%, 10/16/23(1)	2,000	2,002
Golden Credit Card Trust, Series 2016-5A, Class A
1.60%, 9/15/21(2)	4,000	3,938
Golden Credit Card Trust, Series 2017-4A, Class A
(Floating, ICE LIBOR USD 1M + 0.52%, 0.52% Floor),
2.59%, 7/15/24(1) (2)	5,000	5,005
Golden Credit Card Trust, Series 2018-1A, Class A
2.62%, 1/15/23(2)	5,000	4,946
Golden Credit Card Trust, Series 2018-3A, Class A
(Floating, ICE LIBOR USD 1M + 0.32%, 0.32% Floor),
2.38%, 5/15/23(1) (2)	5,000	5,005
Master Credit Card Trust II, Series 2017-1A, Class A
2.26%, 7/21/21(2)	3,600	3,560
Master Credit Card Trust II, Series 2018-1A, Class A
(Floating, ICE LIBOR USD 1M + 0.49%, 0.49% Floor),
2.58%, 7/22/24(1)	5,000	4,996
Trillium Credit Card Trust II, Series 2018-1A, Class A
(Floating, ICE LIBOR USD 1M + 0.25%, 0.25% Floor),
2.35%, 2/27/23(1) (2) (3)	4,500	4,500
World Financial Network Credit Card Master Trust, Series 2016-C, Class A
1.72%, 8/15/23	8,000	7,879
World Financial Network Credit Card Master Trust, Series 2017-B, Class A
1.98%, 6/15/23	4,500	4,456
World Financial Network Credit Card Master Trust, Series 2017-C, Class A
2.31%, 8/15/24	3,000	2,943
World Financial Network Credit Card Master Trust, Series 2018-A, Class A
3.07%, 12/16/24	7,000	6,968

		192,483

Other - 1.1%
John Deere Owner Trust, Series 2018-A, Class A2
2.42%, 10/15/20	3,150	3,143
Kubota Credit Owner Trust, Series 2017-1A, Class A2
1.66%, 5/15/20(2)	2,453	2,440
Verizon Owner Trust, Series 2016-1A, Class A
1.42%, 1/20/21(2)	2,500	2,484

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 15.2% continued
Other - 1.1% continued
Verizon Owner Trust, Series 2016-2A, Class A
1.68%, 5/20/21(2)	$4,500	$4,454
Verizon Owner Trust, Series 2017-1A, Class A
2.06%, 9/20/21(2)	9,000	8,898
Verizon Owner Trust, Series 2017-2A, Class A
1.92%, 12/20/21(2)	3,500	3,450
Volvo Financial Equipment LLC, Series 2017-1A, Class A2
1.55%, 10/15/19(2)	500	499

		25,368

Whole Loan - 1.0%
Gosforth Funding PLC, Series 2017-1A, Class A1A
(Floating, ICE LIBOR USD 3M + 0.47%),
2.80%, 12/19/59(1) (2) (3)	1,947	1,946
Holmes Master Issuer PLC, Series 2018-1A, Class A2
(Floating, ICE LIBOR USD 3M + 0.36%),
2.71%, 10/15/54(1) (2) (3)	3,600	3,601
Lanark Master Issuer PLC, Series 2018-1A, Class 1A
(Floating, ICE LIBOR USD 3M + 0.42%),
2.75%, 12/22/69(1)	2,820	2,823
Permanent Master Issuer PLC, Series 2018-1A, Class 1A1
(Floating, ICE LIBOR USD 3M + 0.38%),
2.75%, 7/15/58(1) (2) (3)	6,000	6,001
Silverstone Master Issuer PLC, Series 2016-1A, Class 1A1
(Floating, ICE LIBOR USD 3M + 0.75%),
3.11%, 1/21/70(1) (2) (3)	4,450	4,464
Silverstone Master Issuer PLC, Series 2018-1A, Class 1A
(Floating, ICE LIBOR USD 3M + 0.39%),
2.75%, 1/21/70(1) (2) (3)	4,100	4,096

		22,931

Total Asset-Backed Securities (Cost $349,265)		347,746

COMMERCIAL PAPER - 2.2%
Automobiles Manufacturing - 0.8%
Ford Motor Credit Co. LLC,
2.74%, 2/19/19(2)	19,000	18,665

Electrical Equipment Manufacturing - 0.7%
Fortive Corp.,
2.33%, 7/12/18(2)	15,000	14,988

Wireless Telecommunications Services - 0.7%
AT&T, Inc.,
3.04%, 5/28/19(2)	7,000	6,804
3.03%, 6/4/19(2)	5,000	4,857
3.04%, 6/5/19(2)	4,500	4,370

		16,031

Total Commercial Paper (Cost $49,695)		49,684

CORPORATE BONDS - 52.1%
Aerospace & Defense - 0.9%
Northrop Grumman Corp.,
2.08%, 10/15/20	4,320	4,221
United Technologies Corp.,
1.50%, 11/1/19	17,260	16,948

		21,169

Automobiles Manufacturing – 7.2%
American Honda Finance Corp.,
1.70%, 2/22/19	4,000	3,978
1.20%, 7/12/19	3,300	3,249
1.95%, 7/20/20	14,050	13,759
2.45%, 9/24/20	1,000	987
(Floating, ICE LIBOR USD 3M + 0.35%),
2.71%, 11/5/21(1)	12,550	12,557
BMW US Capital LLC,
2.15%, 4/6/20(2)	7,110	6,995
Daimler Finance North America LLC,
(Floating, ICE LIBOR USD 3M + 0.63%),
2.95%, 1/6/20(1) (2)	7,000	7,032
Ford Motor Credit Co. LLC,
2.55%, 10/5/18	1,500	1,499
(Floating, ICE LIBOR USD 3M + 0.83%),
3.16%, 3/12/19(1)	15,000	15,047
(Floating, ICE LIBOR USD 3M + 1.00%),
3.33%, 1/9/20(1)	2,000	2,014
(Floating, ICE LIBOR USD 3M + 1.27%),
3.61%, 3/28/22(1)	3,192	3,228

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 52.1% continued
Automobiles Manufacturing - 7.2% continued
General Motors Financial Co., Inc.,
3.10%, 1/15/19	$1,550	$1,551
(Floating, ICE LIBOR USD 3M + 2.06%),
4.41%, 1/15/19(1)	10,000	10,097
2.40%, 5/9/19	6,500	6,470
(Floating, ICE LIBOR USD 3M + 0.54%),
2.90%, 11/6/20(1)	1,714	1,710
(Floating, ICE LIBOR USD 3M + 1.55%),
3.90%, 1/14/22(1)	10,000	10,246
Harley-Davidson Financial Services, Inc.,
2.25%, 1/15/19(2)	4,000	3,989
(Floating, ICE LIBOR USD 3M + 0.50%),
2.83%, 5/21/20(1) (2)	7,500	7,516
Hyundai Capital America,
(Floating, ICE LIBOR USD 3M + 0.82%),
3.15%, 3/12/21(1) (2)	6,600	6,614
Nissan Motor Acceptance Corp.,
(Floating, ICE LIBOR USD 3M + 0.58%),
2.92%, 1/13/20(1) (2)	3,000	3,014
(Floating, ICE LIBOR USD 3M + 0.89%),
3.23%, 1/13/22(1) (2)	10,000	10,129
Toyota Motor Credit Corp.,
1.55%, 10/18/19	9,000	8,873
2.15%, 3/12/20	1,537	1,519
2.95%, 4/13/21	4,600	4,576
(Floating, ICE LIBOR USD 3M + 0.69%),
3.03%, 1/11/22(1)	1,500	1,519
Volkswagen Group of America Finance LLC,
2.13%, 5/23/19(2)	2,791	2,768
2.40%, 5/22/20(2)	13,464	13,244

		164,180

Banks - 4.0%
BB&T Corp.,
(Floating, ICE LIBOR USD 3M + 0.57%),
2.91%, 6/15/20(1)	5,000	5,025
(Floating, ICE LIBOR USD 3M + 0.22%),
2.58%, 2/1/21(1)	2,040	2,034
Branch Banking & Trust Co.,
2.25%, 6/1/20	6,750	6,637
Capital One N.A.,
(Floating, ICE LIBOR USD 3M + 0.77%),
3.10%, 9/13/19(1)	8,635	8,682
2.35%, 1/31/20	5,000	4,928
Citibank N.A.,
3.05%, 5/1/20	15,000	14,995
(Floating, ICE LIBOR USD 3M + 0.30%),
2.66%, 10/20/20(1)	2,000	1,998
Discover Bank,
3.10%, 6/4/20	12,300	12,237
HSBC USA, Inc.,
(Floating, ICE LIBOR USD 3M + 0.61%),
2.97%, 11/13/19(1)	10,000	10,045
PNC Bank N.A.,
2.60%, 7/21/20	6,250	6,175
Wells Fargo & Co.,
(Floating, ICE LIBOR USD 3M + 0.93%),
3.29%, 2/11/22(1)	10,000	10,102
(Floating, ICE LIBOR USD 3M + 1.11%),
3.47%, 1/24/23(1)	2,000	2,030
Wells Fargo Bank N.A.,
1.75%, 5/24/19	6,200	6,144

		91,032

Biotechnology - 1.3%
Amgen, Inc.,
1.90%, 5/10/19	1,205	1,197
2.20%, 5/11/20	3,000	2,953
4.10%, 6/15/21	8,325	8,501
Biogen, Inc.,
2.90%, 9/15/20	8,904	8,865
Celgene Corp.,
2.88%, 2/19/21	6,320	6,235
Gilead Sciences, Inc.,
2.35%, 2/1/20	1,326	1,313

		29,064

Chemicals - 0.1%
3M Co.,
2.00%, 8/7/20	1,455	1,429

Commercial Finance - 0.4%
Air Lease Corp.,
2.13%, 1/15/20	7,705	7,563
GATX Corp.,
2.60%, 3/30/20	1,357	1,340

		8,903

Communications Equipment - 0.3%
Apple, Inc.,
2.00%, 11/13/20	5,705	5,600

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 52.1% continued
Communications Equipment - 0.3% continued
Cisco Systems, Inc.,
2.45%, 6/15/20	$2,000	$1,988

		7,588

Construction Materials Manufacturing - 1.0%
Martin Marietta Materials, Inc.,
(Floating, ICE LIBOR USD 3M + 0.50%),
2.82%, 12/20/19(1)	4,551	4,559
Vulcan Materials Co.,
(Floating, ICE LIBOR USD 3M + 0.65%),
2.95%, 3/1/21(1)	18,000	18,029

		22,588

Consumer Finance - 1.4%
American Express Co.,
2.20%, 10/30/20	11,556	11,290
(Floating, ICE LIBOR USD 3M + 0.53%),
2.85%, 5/17/21(1)	5,400	5,415
American Express Credit Corp.,
1.70%, 10/30/19	4,000	3,938
Capital One Bank USA N.A.,
(Floating, ICE LIBOR USD 3M + 0.70%),
3.03%, 12/9/19(1)	2,000	2,003
Capital One Financial Corp.,
(Floating, ICE LIBOR USD 3M + 0.72%),
3.08%, 1/30/23(1)	10,000	9,942

		32,588

Diversified Banks - 1.6%
Bank of America Corp.,
(Floating, ICE LIBOR USD 3M + 1.42%),
3.78%, 4/19/21(1)	7,000	7,186
(Floating, ICE LIBOR USD 3M + 0.65%),
2.99%, 10/1/21(1)	3,330	3,342
(Floating, ICE LIBOR USD 3M + 0.38%),
2.74%, 1/23/22(1)	9,950	9,887
Citigroup, Inc.,
(Floating, ICE LIBOR USD 3M + 0.79%),
3.13%, 1/10/20(1)	10,000	10,069
(Floating, ICE LIBOR USD 3M + 1.07%),
3.39%, 12/8/21(1)	5,000	5,074

		35,558

Electrical Equipment Manufacturing - 2.8%
ABB Finance USA, Inc.,
2.80%, 4/3/20	6,249	6,242
Amphenol Corp.,
2.55%, 1/30/19	10,561	10,553
2.20%, 4/1/20	5,360	5,272
Fortive Corp.,
1.80%, 6/15/19	5,395	5,335
General Electric Co.,
(Floating, ICE LIBOR USD 3M + 0.51%),
2.86%, 1/14/19(1)	3,100	3,105
2.20%, 1/9/20	1,822	1,800
(Floating, ICE LIBOR USD 3M + 0.62%),
2.95%, 1/9/20(1)	10,000	10,035
Honeywell International, Inc.,
1.40%, 10/30/19	13,063	12,835
1.80%, 10/30/19	6,200	6,123
Roper Technologies, Inc.,
3.00%, 12/15/20	2,320	2,303

		63,603

Entertainment Content - 0.7%
Walt Disney (The) Co.,
1.65%, 1/8/19	2,345	2,334
1.80%, 6/5/20	8,150	7,968
(Floating, ICE LIBOR USD 3M + 0.39%),
2.71%, 3/4/22(1)	6,500	6,557

		16,859

Exploration & Production - 0.7%
ConocoPhillips Co.,
(Floating, ICE LIBOR USD 3M + 0.90%),
3.24%, 5/15/22(1)	16,454	16,751

Financial Services - 3.5%
Ares Capital Corp.,
4.88%, 11/30/18	23,000	23,164
General Electric Co./LJ VP Holdings LLC,
3.80%, 6/18/19(2)	2,475	2,486
Goldman Sachs Group (The), Inc.,
(Floating, ICE LIBOR USD 3M + 1.20%),
3.54%, 9/15/20(1)	4,000	4,060
(Floating, ICE LIBOR USD 3M + 0.75%),
3.08%, 2/23/23(1)	8,300	8,269
(Floating, ICE LIBOR USD 3M + 1.00%),
3.36%, 7/24/23(1)	10,000	10,037
(Floating, ICE LIBOR USD 3M + 1.60%),
3.92%, 11/29/23(1)	1,300	1,343
Intercontinental Exchange, Inc.,
2.75%, 12/1/20	11,888	11,773

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 52.1% continued
Financial Services - 3.5% continued
Morgan Stanley,
(Floating, ICE LIBOR USD 3M + 0.55%),
2.90%, 2/10/21(1)	$10,000	$10,020
(Floating, ICE LIBOR USD 3M + 1.18%),
3.54%, 1/20/22(1)	10,000	10,130

		81,282

Food & Beverage - 4.1%
Anheuser-Busch InBev Finance, Inc.,
2.65%, 2/1/21	17,958	17,710
Anheuser-Busch InBev Worldwide, Inc.,
(Floating, ICE LIBOR USD 3M + 0.74%),
3.05%, 1/12/24(1)	2,400	2,421
Campbell Soup Co.,
4.50%, 2/15/19	1,699	1,714
(Floating, ICE LIBOR USD 3M + 0.50%),
2.83%, 3/16/20(1)	12,100	12,065
(Floating, ICE LIBOR USD 3M + 0.63%),
2.97%, 3/15/21(1)	5,910	5,894
3.30%, 3/15/21	8,128	8,094
Coca-Cola (The) Co.,
1.88%, 10/27/20	1,000	977
Constellation Brands, Inc.,
2.25%, 11/6/20	5,000	4,880
General Mills, Inc.,
(Floating, ICE LIBOR USD 3M + 1.01%),
3.36%, 10/17/23(1)	2,000	2,017
JM Smucker (The) Co.,
2.50%, 3/15/20	2,507	2,481
Kellogg Co.,
3.25%, 5/14/21	6,550	6,543
Maple Escrow Subsidiary, Inc.,
3.55%, 5/25/21(2)	4,300	4,304
Molson Coors Brewing Co.,
1.90%, 3/15/19	5,000	4,964
Tyson Foods, Inc.,
(Floating, ICE LIBOR USD 3M + 0.45%),
2.77%, 5/30/19 (1)	3,450	3,454
(Floating, ICE LIBOR USD 3M + 0.55%),
2.87%, 6/2/20(1)	14,725	14,748
(Floating, ICE LIBOR USD 3M + 0.45%),
2.78%, 8/21/20(1)	2,100	2,100

		94,366

Health Care Facilities & Services - 1.1%
CVS Health Corp.,
1.90%, 7/20/18	4,000	3,999
3.13%, 3/9/20	12,000	11,985
(Floating, ICE LIBOR USD 3M + 0.72%),
3.05%, 3/9/21(1)	8,300	8,342

		24,326

Home Improvement - 0.1%
Stanley Black & Decker, Inc.,
1.62%, 11/17/18	3,000	2,988

Homebuilders - 0.7%
D.R. Horton, Inc.,
3.75%, 3/1/19	9,755	9,785
4.00%, 2/15/20	4,319	4,361
DR Horton, Inc.,
2.55%, 12/1/20	1,560	1,529

		15,675

Integrated Oils - 1.5%
Chevron Corp.,
1.56%, 5/16/19	7,000	6,937
1.99%, 3/3/20	2,775	2,741
2.43%, 6/24/20	7,340	7,294
2.42%, 11/17/20	1,000	988
(Floating, ICE LIBOR USD 3M + 0.48%),
2.80%, 3/3/22(1)	4,975	5,025
Exxon Mobil Corp.,
1.71%, 3/1/19	7,500	7,462
1.91%, 3/6/20	3,700	3,648

		34,095

Machinery Manufacturing - 3.0%
Caterpillar Financial Services Corp.,
1.90%, 3/22/19	10,580	10,532
1.35%, 5/18/19	9,876	9,762
2.10%, 1/10/20	12,000	11,874
1.85%, 9/4/20	2,000	1,948
(Floating, ICE LIBOR USD 3M + 0.59%),
2.90%, 6/6/22(1)	6,860	6,890
(Floating, ICE LIBOR USD 3M + 0.51%),
2.84%, 5/15/23(1)	4,300	4,291
John Deere Capital Corp.,
1.95%, 1/8/19	3,000	2,991
(Floating, ICE LIBOR USD 3M + 0.57%),
2.90%, 1/8/19(1)	1,055	1,058
2.20%, 3/13/20	2,580	2,549

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 52.1% continued
Machinery Manufacturing - 3.0% continued
1.95%, 6/22/20	$7,585	$7,421
2.35%, 1/8/21	7,957	7,817
(Floating, ICE LIBOR USD 3M + 0.48%),
2.80%, 9/8/22(1)	1,000	998

		68,131

Managed Care - 0.1%
Anthem, Inc.,
2.50%, 11/21/20	1,950	1,917
Mass Merchants - 0.9%
Costco Wholesale Corp.,
1.70%, 12/15/19	6,550	6,448
Dollar Tree, Inc.,
(Floating, ICE LIBOR USD 3M + 0.70%),
3.06%, 4/17/20(1)	8,300	8,317
Walmart, Inc.,
1.75%, 10/9/19	6,445	6,379

		21,144

Medical Equipment & Devices Manufacturing - 0.4%
Medtronic, Inc.,
(Floating, ICE LIBOR USD 3M + 0.80%),
3.14%, 3/15/20(1)	5,355	5,413
Zimmer Biomet Holdings, Inc.,
(Floating, ICE LIBOR USD 3M + 0.75%),
3.08%, 3/19/21(1)	3,550	3,556

		8,969

Oil & Gas Services & Equipment - 0.1%
Schlumberger Holdings Corp.,
3.00%, 12/21/20(2)	3,220	3,201
Pharmaceuticals - 1.7%
AbbVie, Inc.,
2.50%, 5/14/20	12,000	11,855
Bayer US Finance II LLC,
3.50%, 6/25/21(2)	4,900	4,910
Eli Lilly & Co.,
1.95%, 3/15/19	1,225	1,219
Merck & Co., Inc.,
1.85%, 2/10/20	15,000	14,777
Novartis Capital Corp.,
1.80%, 2/14/20	7,215	7,103

		39,864

Pipeline - 0.6%
Enterprise Products Operating LLC,
2.80%, 2/15/21	13,000	12,834

Property & Casualty Insurance - 0.3%
Allstate (The) Corp.,
(Floating, ICE LIBOR USD 3M + 0.43%),
2.76%, 3/29/21(1)	3,000	3,001
Berkshire Hathaway Finance Corp.,
1.30%, 8/15/19	3,000	2,955
Berkshire Hathaway, Inc.,
(Floating, ICE LIBOR USD 3M + 0.15%),
2.51%, 8/6/18(1)	1,554	1,555

		7,511

Publishing & Broadcasting - 0.2%
NBCUniversal Enterprise, Inc.,
(Floating, ICE LIBOR USD 3M + 0.40%),
2.74%, 4/1/21(1) (2)	3,560	3,565

Railroad - 0.2%
Union Pacific Corp.,
5.70%, 8/15/18	5,020	5,037

Real Estate - 1.0%
Boston Properties L.P.,
5.88%, 10/15/19	7,000	7,210
Simon Property Group L.P.,
2.50%, 9/1/20	10,000	9,856
Weyerhaeuser Co.,
7.38%, 10/1/19	6,340	6,662

		23,728

Restaurants - 0.1%
McDonald’s Corp.,
2.10%, 12/7/18	2,730	2,725

Retail - Consumer Discretionary - 1.6%
Amazon.com, Inc.,
1.90%, 8/21/20	23,950	23,453
eBay, Inc.,
2.15%, 6/5/20	2,700	2,653
Home Depot (The), Inc.,
2.00%, 6/15/19	7,894	7,847
1.80%, 6/5/20	2,100	2,062
Lowe’s Cos., Inc.,
1.15%, 4/15/19	1,000	989

		37,004

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 52.1% continued
Retail - Consumer Staples - 0.5%
Sysco Corp.,
1.90%, 4/1/19	$1,350	$1,341
2.60%, 10/1/20	9,220	9,107

		10,448

Semiconductors - 0.9%
QUALCOMM, Inc.,
2.10%, 5/20/20	17,600	17,586
(Floating, ICE LIBOR USD 3M + 0.45%),
2.78%, 5/20/20(1)	2,345	2,367

		19,953

Software & Services - 0.2%
Microsoft Corp.,
2.00%, 11/3/20	4,605	4,532
Supermarkets & Pharmacies - 0.1%
Kroger (The) Co.,
2.00%, 1/15/19	3,500	3,483
Tobacco - 1.3%
BAT Capital Corp.,
2.30%, 8/14/20(2)	6,790	6,635
(Floating, ICE LIBOR USD 3M + 0.59%),
2.95%, 8/14/20(1) (2)	2,800	2,809
(Floating, ICE LIBOR USD 3M + 0.88%),
3.22%, 8/15/22(1) (2)	6,000	6,043
Philip Morris International, Inc.,
1.88%, 11/1/19	4,018	3,966
2.00%, 2/21/20	1,393	1,371
(Floating, ICE LIBOR USD 3M + 0.42%),
2.75%, 2/21/20(1)	9,010	9,044

		29,868

Transportation & Logistics - 2.9%
FedEx Corp.,
2.30%, 2/1/20	7,910	7,829
PACCAR Financial Corp.,
1.75%, 8/14/18	2,000	1,998
1.30%, 5/10/19	4,000	3,954
1.20%, 8/12/19	1,500	1,475
2.05%, 11/13/20	1,000	976
2.25%, 2/25/21	1,270	1,242
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
2.88%, 7/17/18(2)	1,000	1,000
3.05%, 1/9/20(2)	11,072	11,020
United Parcel Service, Inc.,
(Floating, ICE LIBOR USD 3M + 0.38%),
2.71%, 5/16/22(1)	17,015	17,114
(Floating, ICE LIBOR USD 3M + 0.45%),
2.79%, 4/1/23(1)	19,150	19,217

		65,825

Travel & Lodging - 0.1%
Marriott International, Inc.,
3.38%, 10/15/20	2,130	2,135

Utilities - 2.0%
Ameren Corp.,
2.70%, 11/15/20	4,330	4,282
Dominion Energy, Inc.,
1.88%, 1/15/19	9,200	9,145
Public Service Enterprise Group, Inc.,
1.60%, 11/15/19	10,000	9,780
Sempra Energy,
(Floating, ICE LIBOR USD 3M + 0.25%),
2.60%, 7/15/19(1)	3,965	3,966
1.63%, 10/7/19	5,000	4,906
(Floating, ICE LIBOR USD 3M + 0.50%),
2.85%, 1/15/21(1)	12,030	12,036
(Floating, ICE LIBOR USD 3M + 0.45%),
2.79%, 3/15/21(1)	2,365	2,366

		46,481

Wireless Telecommunications Services - 0.5%
AT&T, Inc.,
(Floating, ICE LIBOR USD 3M + 0.91%),
3.23%, 11/27/18(1)	1,250	1,254
Verizon Communications, Inc.,
(Floating, ICE LIBOR USD 3M + 0.55%),
2.88%, 5/22/20(1)	9,284	9,352

		10,606

Total Corporate Bonds (Cost $1,198,627)		1,193,005

FOREIGN ISSUER BONDS - 24.8%
Automobiles Manufacturing - 0.4%
Volkswagen International Finance N.V.,
2.13%, 11/20/18(2)	9,000	8,978

Banks - 10.9%
ABN AMRO Bank N.V.,
2.65%, 1/19/21(2)	1,705	1,674

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 24.8% continued
Banks - 10.9% continued
ASB Bank Ltd.,
(Floating, ICE LIBOR USD 3M + 0.97%),
3.31%, 6/14/23(1) (2)	$10,000	$10,022
Barclays Bank PLC,
2.65%, 1/11/21	9,000	8,798
Canadian Imperial Bank of Commerce,
2.10%, 10/5/20	4,385	4,279
(Floating, ICE LIBOR USD 3M + 0.31%),
2.65%, 10/5/20(1)	4,000	4,004
(Floating, ICE LIBOR USD 3M + 0.72%),
3.05%, 6/16/22(1)	13,000	13,084
Commonwealth Bank of Australia,
(Floating, ICE LIBOR USD 3M + 0.83%),
3.14%, 9/6/21(1) (2)	5,604	5,665
(Floating, ICE LIBOR USD 3M + 0.70%),
3.03%, 3/10/22(1) (2)	7,145	7,174
Cooperatieve Rabobank U.A.,
1.38%, 8/9/19	10,000	9,832
2.50%, 1/19/21	9,000	8,828
3.13%, 4/26/21	5,300	5,280
(Floating, ICE LIBOR USD 3M + 0.48%),
2.82%, 1/10/23(1)	10,000	9,993
DNB Bank ASA,
(Floating, ICE LIBOR USD 3M + 0.37%),
2.71%, 10/2/20(1) (2)	4,000	4,007
(Floating, ICE LIBOR USD 3M + 1.07%),
3.39%, 6/2/21(1) (2)	10,000	10,183
ING Bank N.V.,
1.65%, 8/15/19(2)	3,000	2,955
ING Groep N.V.,
(Floating, ICE LIBOR USD 3M + 1.15%),
3.48%, 3/29/22(1)	7,040	7,159
Lloyds Bank PLC,
2.05%, 1/22/19	4,900	4,886
2.70%, 8/17/20	4,675	4,620
3.30%, 5/7/21	6,000	5,989
National Australia Bank Ltd.,
1.38%, 7/12/19	1,000	985
(Floating, ICE LIBOR USD 3M + 0.51%),
2.84%, 5/22/20(1) (2)	9,353	9,376
(Floating, ICE LIBOR USD 3M + 0.89%),
3.23%, 1/10/22(1) (2)	10,000	10,109
National Bank of Canada,
2.15%, 6/12/20	1,000	979
Santander UK Group Holdings PLC,
3.13%, 1/8/21	1,250	1,233
Santander UK PLC,
2.35%, 9/10/19	5,400	5,358
2.13%, 11/3/20	2,240	2,175
3.40%, 6/1/21	11,000	10,994
Skandinaviska Enskilda Banken AB,
1.50%, 9/13/19	6,620	6,504
2.30%, 3/11/20	12,500	12,324
3.25%, 5/17/21(2)	10,000	9,954
Sumitomo Mitsui Banking Corp.,
2.65%, 7/23/20	1,000	987
Svenska Handelsbanken AB,
1.95%, 9/8/20	6,200	6,032
Toronto-Dominion Bank (The),
1.85%, 9/11/20	2,800	2,728
2.50%, 12/14/20	5,674	5,583
Westpac Banking Corp.,
1.65%, 5/13/19	5,282	5,228
1.60%, 8/19/19	7,000	6,901
(Floating, ICE LIBOR USD 3M + 0.85%),
3.18%, 8/19/21(1)	10,000	10,111
(Floating, ICE LIBOR USD 3M + 0.85%),
3.19%, 1/11/22(1)	14,000	14,134

		250,127

Diversified Banks - 4.3%
Bank of Montreal,
1.50%, 7/18/19	4,450	4,389
(Floating, ICE LIBOR USD 3M + 0.79%),
3.11%, 8/27/21(1)	9,581	9,682
Bank of Nova Scotia (The),
2.35%, 10/21/20	3,000	2,945
Credit Agricole S.A.,
(Floating, ICE LIBOR USD 3M + 0.97%),
3.30%, 6/10/20(1) (2)	4,000	4,048
(Floating, ICE LIBOR USD 3M + 1.18%),
3.52%, 7/1/21(1) (2)	1,450	1,479
(Floating, ICE LIBOR USD 3M + 1.02%),
3.38%, 4/24/23(1) (2)	10,000	9,972
HSBC Holdings PLC,
(Floating, ICE LIBOR USD 3M + 1.00%),
3.33%, 5/18/24(1)	11,250	11,216

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 24.8% continued
Diversified Banks - 4.3% continued
Mizuho Financial Group, Inc.,
(Floating, ICE LIBOR USD 3M + 1.48%),
3.82%, 4/12/21(1) (2)	$2,700	$2,765
(Floating, ICE LIBOR USD 3M + 1.14%),
3.47%, 9/13/21(1)	5,000	5,074
Nordea Bank A.B.,
1.63%, 9/30/19(2)	9,000	8,847
(Floating, ICE LIBOR USD 3M + 0.47%),
2.79%, 5/29/20(1) (2)	12,400	12,440
Royal Bank of Canada,
2.15%, 10/26/20	1,560	1,524
(Floating, ICE LIBOR USD 3M + 0.73%),
3.09%, 2/1/22(1)	10,000	10,081
Societe Generale S.A.,
(Floating, ICE LIBOR USD 3M + 1.08%),
3.42%, 10/1/18(1)	3,000	3,007
Sumitomo Mitsui Financial Group, Inc.,
(Floating, ICE LIBOR USD 3M + 1.68%),
4.01%, 3/9/21(1)	10,000	10,310
(Floating, ICE LIBOR USD 3M + 1.14%),
3.50%, 10/19/21(1)	1,330	1,351

		99,130

Electrical Equipment Manufacturing - 0.6%
Siemens Financieringsmaatschappij N.V.,
1.30%, 9/13/19(2)	11,815	11,606
2.15%, 5/27/20(2)	3,000	2,950

		14,556

Exploration & Production - 0.9%
Sinopec Group Overseas Development 2014 Ltd.,
(Floating, ICE LIBOR USD 3M + 0.92%),
3.26%, 4/10/19(1) (2)	20,000	20,062

Financial Services - 1.3%
Credit Suisse Group A.G.,
(Floating, ICE LIBOR USD 3M + 1.24%),
3.57%, 6/12/24(1) (2)	9,800	9,791
UBS A.G.,
2.20%, 6/8/20(2)	2,200	2,155
2.45%, 12/1/20(2)	7,000	6,843
UBS Group Funding Switzerland A.G.,
(Floating, ICE LIBOR USD 3M + 1.44%),
3.78%, 9/24/20(1) (2)	10,000	10,212

		29,001

Food & Beverage - 0.5%
Mondelez International Holdings Netherlands B.V.,
1.63%, 10/28/19(2)	10,000	9,827
Pernod Ricard S.A.,
5.75%, 4/7/21(2)	2,000	2,121

		11,948

Government Development Banks - 0.5%
Bank Nederlandse Gemeenten N.V.,
1.50%, 2/15/19(2)	3,000	2,982
Kreditanstalt fuer Wiederaufbau,
1.88%, 6/30/20	2,250	2,214
Landwirtschaftliche Rentenbank,
1.38%, 10/23/19	5,500	5,417

		10,613

Government Regional - 0.2%
Province of Ontario Canada,
1.63%, 1/18/19	4,000	3,982
Integrated Oils - 3.1%
BP Capital Markets PLC,
1.68%, 5/3/19	1,000	992
2.52%, 1/15/20	4,470	4,442
2.32%, 2/13/20	10,179	10,081
(Floating, ICE LIBOR USD 3M + 0.87%),
3.20%, 9/16/21(1)	8,433	8,591
Shell International Finance B.V.,
1.63%, 11/10/18	7,000	6,976
1.38%, 5/10/19	5,000	4,947
1.38%, 9/12/19	15,269	15,022
2.13%, 5/11/20	12,140	11,995
Total Capital International S.A.,
2.13%, 1/10/19	7,000	6,981

		70,027

Medical Equipment & Devices Manufacturing - 0.2%
Medtronic Global Holdings S.C.A,
1.70%, 3/28/19	5,575	5,539

Pharmaceuticals - 0.7%
AstraZeneca PLC,
2.38%, 11/16/20	4,171	4,092
Mylan N.V.,
2.50%, 6/7/19	1,098	1,093
Sanofi,
4.00%, 3/29/21	3,874	3,969

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 24.8% continued
Pharmaceuticals - 0.7% continued
Shire Acquisitions Investments Ireland DAC,
1.90%, 9/23/19	$7,130	$7,018

		16,172

Software & Services - 0.1%
Tencent Holdings Ltd.,
(Floating, ICE LIBOR USD 3M + 0.61%),
2.96%, 1/19/23(1) (2)	1,818	1,815

Tobacco - 0.4%
BAT International Finance PLC,
2.75%, 6/15/20(2)	10,000	9,891

Wireline Telecommunications Services - 0.7%
Deutsche Telekom International Finance B.V.,
1.50%, 9/19/19(2)	5,000	4,906
(Floating, ICE LIBOR USD 3M + 0.58%),
2.93%, 1/17/20(1) (2)	10,750	10,790

		15,696

Total Foreign Issuer Bonds (Cost $569,203)		567,537

U.S. GOVERNMENT AGENCIES - 0.4%(4)
Fannie Mae - 0.2%
1.50%, 7/30/20	4,700	4,593

Federal Home Loan Bank - 0.2%
Federal Home Loan Banks,
1.88%, 3/13/20	3,965	3,921

Total U.S. Government Agencies (Cost $8,655)		8,514

U.S. GOVERNMENT OBLIGATIONS - 4.8%
U.S. Treasury Notes - 4.8%
0.88%, 4/15/19	11,000	10,878
0.88%, 6/15/19	20,000	19,720
0.75%, 7/15/19	7,000	6,884
1.38%, 7/31/19	10,000	9,892
1.25%, 8/31/19	10,000	9,867
0.88%, 9/15/19	10,000	9,816
1.38%, 9/30/19	10,000	9,870
1.00%, 10/15/19	25,000	24,544
2.50%, 5/31/20	10,000	9,995

		111,466

Total U.S. Government Obligations (Cost $112,976)		111,466

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 0.0%
Northern Institutional Funds - U.S. Government Portfolio,
1.72%(5) (6)	1,186,507	$1,187
Total Investment Companies (Cost $1,187)		1,187

Total Investments - 99.5% (Cost $2,289,608)		2,279,139

Other Assets less Liabilities - 0.5%		10,853
NET ASSETS - 100.0%		$2,289,992

(1)	Variable rate security. Rate as of June 30, 2018 is disclosed.
(2)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(3)

Restricted security that has been deemed illiquid. At June 30, 2018, the value of these restricted illiquid securities amounted to approximately $24,608,000 or 1.1% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Gosforth Funding PLC, Series 2017-1A, Class A1A,
2.80%, 12/19/59	9/19/17	$1,947

Holmes Master Issuer PLC, Series 2018-1A, Class A2,
2.71%, 10/15/54	3/9/18	3,600

Permanent Master Issuer PLC, Series 2018-1A, Class 1A1,
2.75%, 7/15/58	6/21/18	6,000

Silverstone Master Issuer PLC, Series 2016-1A, Class 1A1,
3.11%, 1/21/70	2/18/16	4,450

Silverstone Master Issuer PLC, Series 2018-1A, Class 1A,
2.75%, 1/21/70	2/14/18	4,100

Trillium Credit Card Trust II, Series 2018-1A, Class A,
2.35%, 2/27/23	3/7/18	4,500

FIXED INCOME FUNDS     12     NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

(4)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of June 30, 2018 is disclosed.

Percentages shown are based on Net Assets.

At June 30, 2018, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	4.9%
U.S. Agency	0.4
AAA	15.7
AA	15.2
A	35.2
A2 (Short Term)	2.2
BBB	26.1
Cash Equivalents	0.1
Not Rated	0.2

Total	100.0%

*

Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$—	$347,746	$—	$347,746
Commercial Paper(1)	—	49,684	—	49,684
Corporate Bonds(1)	—	1,193,005	—	1,193,005
Foreign Issuer Bonds(1)	—	567,537	—	567,537
U.S. Government Agencies(1)	—	8,514	—	8,514
U.S. Government Obligations(1)	—	111,466	—	111,466
Investment Companies	1,187	—	—	1,187

Total Investments	$1,187	$2,277,952	$—	$2,279,139

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2018, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2018.

Transactions in affiliated investments for the three months ended June 30, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio	$29,485	$334,701	$362,999	$98	$1,187	1,187

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

3M - 3 Month

Fannie Mae - Federal National Mortgage Association

ICE LIBOR - Intercontinental Exchange London Interbank Offered Rate

USD - United States Dollar

NORTHERN FUNDS QUARTERLY REPORT    13    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT FUND	JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 40.2%(1)
Fannie Mae - 34.5%
0.00%, 10/9/19(2)	$150	$145
Pool #555649,
7.50%, 10/1/32	36	40
Pool #893082,
(Floating, ICE LIBOR USD 1Y + 1.91%, 10.87% Cap),
3.76%, 9/1/36(3)	88	93
Pool #AS7568,
4.50%, 7/1/46	444	462
Pool #AS8807,
3.50%, 2/1/47	270	270
Pool #AS9615,
4.50%, 5/1/47	211	220
Pool #BD7060,
4.00%, 3/1/47	315	321
Pool #BE3619,
4.00%, 5/1/47	208	212
Pool #BE3702,
4.00%, 6/1/47	194	198
Pool #BH1179,
4.00%, 6/1/47	198	202
Pool #BH7071,
4.50%, 12/1/47	191	199
Pool #BH7924,
4.00%, 8/1/47	220	225
Pool #BJ9169,
4.00%, 5/1/48	398	406
Pool #BM3286,
4.50%, 11/1/47	260	271
Pool #CA0062,
4.00%, 7/1/47	410	419
Pool #CA0084,
4.50%, 8/1/47	331	345
Pool #CA0809,
4.00%, 11/1/47	346	353
Pool #CA1218,
4.50%, 2/1/48	269	281
Pool #MA2864,
3.50%, 1/1/47	182	182
Pool #MA2907,
4.00%, 2/1/47	267	273
Pool #MA2929,
3.50%, 3/1/47	185	185
Pool #MA2995,
4.00%, 5/1/47	283	289
Pool #MA3027,
4.00%, 6/1/47	201	205
Pool #MA3149,
4.00%, 10/1/47	213	218
Pool #MA3183,
4.00%, 11/1/47	321	327
Pool #MA3184,
4.50%, 11/1/47	203	212
Pool #MA3211,
4.00%, 12/1/47	325	332
Pool TBA,
7/18/48(4)	1,110	1,118

		8,003

Federal Home Loan Bank - 1.1%
Federal Home Loan Banks,
3.00%, 9/11/26	250	248
Freddie Mac - 1.6%
Pool #1J0365,
(Floating, ICE LIBOR USD 1Y + 1.85%, 10.85% Cap),
4.06%, 4/1/37(3)	92	96
Pool #1J2840,
(Floating, ICE LIBOR USD 1Y + 1.90%, 10.80% Cap),
3.65%, 9/1/37(3)	258	271
Pool #410092,
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.16%, 10.28% Cap),
3.66%, 11/1/24(3)	16	16

		383

Freddie Mac Gold - 0.5%
Pool #G08617,
4.50%, 11/1/44	107	112

Government National Mortgage Association - 2.5%
Series 2012-123, Class A,
1.04%, 7/16/46	339	304
Series 2013-17, Class AF,
1.21%, 11/16/43	292	279

		583

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 40.2%(1) continued
Government National Mortgage Association I - 0.0%
Pool #268360,
10.00%, 4/15/19(5)	$—	$—
Pool #270288,
10.00%, 6/15/19	11

		1

Total U.S. Government Agencies (Cost $9,501)		9,330

U.S. GOVERNMENT OBLIGATIONS – 55.8%
U.S. Treasury Inflation Indexed Notes – 9.0%
0.13%, 4/15/20	215	228
0.13%, 4/15/21	460	479
0.63%, 7/15/21	205	229
0.13%, 4/15/22	460	464
0.13%, 1/15/23	215	228
0.50%, 1/15/28	465	462

		2,090

U.S. Treasury Notes - 46.8%
2.38%, 3/15/21	3,295	3,275
2.63%, 6/30/23	3,545	3,528
2.75%, 2/28/25	3,315	3,303
2.88%, 5/15/28	745	746

		10,852

Total U.S. Government Obligations (Cost $12,934)		12,942

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 19.2%
Northern Institutional Funds - U.S. Government Portfolio,
1.72%(6) (7)	4,463,966	$4,464

Total Investment Companies (Cost $4,464)		4,464

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 2.1%
U.S. Treasury Bill,
1.70%, 7/19/18(8) (9)	$500	$499

Total Short-Term Investments (Cost $500)		499

Total Investments - 117.3% (Cost $27,399)		27,235

Liabilities less Other Assets - (17.3%)		(4,023)

NET ASSETS - 100.0%		$23,212

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Zero coupon bond.
(3)	Variable rate security. Rate as of June 30, 2018 is disclosed.
(4)	When-Issued Security. Coupon rate is not in effect at June 30, 2018.
(5)	Principal Amount and Value rounds to less than one thousand.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of June 30, 2018 is disclosed.
(8)	Discount rate at the time of purchase.
(9)	Security pledged as collateral to cover margin requirements for open futures contracts.

Percentages shown are based on Net Assets.

At June 30, 2018, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
Ultra 10-Year U.S. Treasury Note	(5)	$641	Short	9/18	$(14)
U.S. Treasury Bond	(7)	1,015	Short	9/18	(34)

Total					$(48)

At June 30, 2018, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	51.5%
U.S. Agency	32.1
Cash Equivalents	16.4

Total	100.0%

*

Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three

NORTHERN FUNDS QUARTERLY REPORT    2    FIXED INCOME FUNDS

JUNE 30, 2018 (UNAUDITED)

rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Agencies(1)	$—	$9,330	$—	$9,330
U.S. Government Obligations(1)	—	12,942	—	12,942
Investment Companies	4,464	—	—	4,464
Short-Term Investments	—	499	—	499

Total Investments	$4,464	$22,771	$—	$27,235

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(48)	$—	$—	$(48)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2018, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2018.

Transactions in affiliated investments for the three months ended June 30, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio	$1,821	$16,898	$14,255	$9	$4,464	4,464

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

ICE LIBOR - Intercontinental Exchange London Interbank Offered Rate

TBA - To be Announced

USD - United States Dollar

NORTHERN FUNDS QUARTERLY REPORT    3     FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND	JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.8%
Auto Floor Plan - 0.0%
Ally Master Owner Trust, Series 2018-1, Class A2
2.70%, 1/17/23	$100	$99
Ally Master Owner Trust, Series 2018-2, Class A
3.29%, 5/15/23	150	150
Ford Credit Floorplan Master Owner Trust, Series 2017-1, Class A1
2.07%, 5/15/22	325	319
Ford Credit Floorplan Master Owner Trust, Series 2017-2, Class A1
2.16%, 9/15/22	125	123
Ford Credit Floorplan Master Owner Trust, Series 2018-1, Class A1
2.95%, 5/15/23	50	50
Ford Credit Floorplan Master Owner Trust, Series 2018-2, Class A
3.17%, 3/15/25	50	50

		791

Automobile - 0.3%
Ally Auto Receivables Trust, Series 2017-3, Class A3
1.74%, 9/15/21	200	198
Ally Auto Receivables Trust, Series 2017-4, Class A3
1.75%, 12/15/21	100	99
Ally Auto Receivables Trust, Series 2018-1, Class A3
2.35%, 6/15/22	100	99
Ally Auto Receivables Trust, Series 2018-3, Class A4
3.12%, 7/17/23	100	100
Americredit Automobile Receivables Trust, Series 2016-4, Class B
1.83%, 12/8/21	50	49
Americredit Automobile Receivables Trust, Series 2016-4, Class C
2.41%, 7/8/22	50	49
Americredit Automobile Receivables Trust, Series 2016-4, Class D
2.74%, 12/8/22	60	59
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class C
2.97%, 3/20/23	125	124
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class D
3.42%, 4/18/23	100	99
Americredit Automobile Receivables Trust, Series 2018-1, Class A3
3.07%, 12/19/22	100	100
Americredit Automobile Receivables Trust, Series 2018-1, Class B
3.26%, 1/18/24	100	100
BMW Vehicle Lease Trust, Series 2017-2, Class A3
2.07%, 10/20/20	150	148
BMW Vehicle Owner Trust, Series 2018-A, Class A3
2.35%, 4/25/22	150	148
CarMax Auto Owner Trust, Series 2017-2, Class A3
1.93%, 3/15/22	200	197
CarMax Auto Owner Trust, Series 2017-4, Class A4
2.33%, 5/15/23	100	98
CarMax Auto Owner Trust, Series 2018-1, Class A3
2.48%, 11/15/22	225	223
Fifth Third Auto Trust, Series 2017-1, Class A3
1.80%, 2/15/22	100	99
Ford Credit Auto Lease Trust, Series 2017-B, Class A4
2.17%, 2/15/21	100	99
Ford Credit Auto Owner Trust, Series 2016-B, Class A4
1.52%, 8/15/21	100	98
Ford Credit Auto Owner Trust, Series 2016-B, Class B
1.85%, 9/15/21	50	49
Ford Credit Auto Owner Trust, Series 2017-A, Class B
2.24%, 6/15/22	100	98
Ford Credit Auto Owner Trust, Series 2017-C, Class A3
2.01%, 3/15/22	100	99
Ford Credit Auto Owner Trust, Series 2017-C, Class B
2.35%, 4/15/23	100	98

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.8% continued
Automobile - 0.3% continued
Ford Credit Auto Owner Trust, Series 2017-C, Class C
2.50%, 5/15/24	$100	$98
Ford Credit Auto Owner Trust, Series 2018-A, Class A3
3.03%, 11/15/22	100	100
GM Financial Automobile Leasing Trust, Series 2018-1, Class A3
2.61%, 1/20/21	150	149
GM Financial Automobile Leasing Trust, Series 2018-1, Class C
3.11%, 12/20/21	50	50
GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class A3
2.32%, 7/18/22	100	99
Honda Auto Receivables Owner Trust, Series 2016-2, Class A4
1.62%, 8/15/22	150	148
Honda Auto Receivables Owner Trust, Series 2017-3, Class A3
1.79%, 9/20/21	200	197
Honda Auto Receivables Owner Trust, Series 2017-3, Class A4
1.98%, 11/20/23	100	97
Honda Auto Receivables Owner Trust, Series 2017-4, Class A3
2.05%, 11/22/21	150	148
Honda Auto Receivables Owner Trust, Series 2018-2, Class A3
3.01%, 5/18/22	100	100
Hyundai Auto Receivables Trust, Series 2016-A, Class A4
1.73%, 5/16/22	250	246
Hyundai Auto Receivables Trust, Series 2017-B, Class A3
1.77%, 1/18/22	100	98
Hyundai Auto Receivables Trust, Series 2017-B, Class A4
1.96%, 2/15/23	100	97
Mercedes-Benz Auto Lease Trust, Series 2018-A, Class A3
2.41%, 2/16/21	150	149
Nissan Auto Lease Trust, Series 2017-B, Class A3
2.05%, 9/15/20	150	149
Nissan Auto Receivables Owner Trust, Series 2016-B, Class A4
1.54%, 10/17/22	150	146
Nissan Auto Receivables Owner Trust, Series 2017-B, Class A3
1.75%, 10/15/21	100	98
Nissan Auto Receivables Owner Trust, Series 2017-B, Class A4
1.95%, 10/16/23	100	98
Nissan Auto Receivables Owner Trust, Series 2017-C, Class A3
2.12%, 4/18/22	100	99
Santander Drive Auto Receivables Trust, Series 2016-3, Class C
2.46%, 3/15/22	100	99
Santander Drive Auto Receivables Trust, Series 2016-3, Class D
2.80%, 8/15/22	100	99
Santander Drive Auto Receivables Trust, Series 2018-1, Class B
2.63%, 7/15/22	100	99
Santander Drive Auto Receivables Trust, Series 2018-2, Class B
3.03%, 9/15/22	100	100
Santander Drive Auto Receivables Trust, Series 2018-2, Class C
3.35%, 7/17/23	100	100
Santander Drive Auto Receivables Trust, Series 2018-3, Class D
4.07%, 8/15/24	50	50
Toyota Auto Receivables Owner Trust, Series 2016-A, Class A4
1.47%, 9/15/21	150	148
Toyota Auto Receivables Owner Trust, Series 2017-D, Class A3
1.93%, 1/18/22	150	148
Toyota Auto Receivables Owner Trust, Series 2017-D, Class A4
2.12%, 2/15/23	100	98
Toyota Auto Receivables Owner Trust, Series 2018-A, Class A3
2.35%, 5/16/22	100	99
Toyota Auto Receivables Owner Trust, Series 2018-B, Class A3
2.96%, 9/15/22	100	100

FIXED INCOME INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.8% continued
Automobile - 0.3% continued
Volkswagen Auto Loan Enhanced Trust, Series 2018-1, Class A3
3.02%, 11/21/22	$100	$100
World Omni Auto Receivables Trust, Series 2016-A, Class A4
1.95%, 5/16/22	250	246
World Omni Auto Receivables Trust, Series 2017-A, Class A3
1.93%, 9/15/22	200	198
World Omni Auto Receivables Trust, Series 2018-B, Class A3
2.87%, 7/17/23	100	100

		6,680

Commercial Mortgage-Backed Securities - 1.2%
Banc of America Commercial Mortgage Trust, Series 2016-UB10, Class A4
3.17%, 7/15/49	300	290
BANK, Series 2017-BNK7, Class A5
3.44%, 9/15/60	250	246
BANK, Series 2017-BNK9, Class A4
3.54%, 11/15/54	250	246
BANK, Series 2018-BN10, Class A5
3.69%, 2/15/61	100	99
BANK, Series 2018-BN11, Class A3
4.05%, 3/15/61	200	204
BANK, Series 2018-BN12, Class A4
4.26%, 5/15/61	300	312
BENCHMARK Mortgage Trust, Series 2018-B1, Class A2
3.57%, 1/15/51	250	253
BENCHMARK Mortgage Trust, Series 2018-B2, Class A2
3.66%, 2/15/51	200	203
BENCHMARK Mortgage Trust, Series 2018-B2, Class A5
3.88%, 2/15/51	150	152
BENCHMARK Mortgage Trust, Series 2018-B3, Class A2
3.85%, 4/10/51	500	512
BENCHMARK Mortgage Trust, Series 2018-B3, Class A5
4.03%, 4/10/51	100	102
BENCHMARK, Series 2018-B4, Class A2
7/15/51(1)	100	103
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class A2
3.31%, 11/15/50	250	250
CD Mortgage Trust, Series 2017-CD4, Class A4
3.51%, 5/10/50	250	246
CD Mortgage Trust, Series 2017-CD5, Class A4
3.43%, 8/15/50	250	244
CD Mortgage Trust, Series 2017-CD6, Class A5
3.46%, 11/13/50	200	195
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3
3.87%, 1/10/48	300	303
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4
3.28%, 5/10/58	250	242
CGMS Commercial Mortgage Trust, Series 2017-B1, Class A4
3.46%, 8/15/50	250	245
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A4
3.02%, 9/10/45	400	396
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class A4
4.37%, 9/10/46	350	366
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class AS
4.65%, 9/10/46	100	104
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A4
3.64%, 10/10/47	100	100
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5
3.14%, 2/10/48	200	195
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A5
3.72%, 9/15/48	200	201
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A4
3.21%, 5/10/49	250	243

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.8% continued
Commercial Mortgage-Backed Securities - 1.2% continued
Citigroup Commercial Mortgage Trust, Series 2016-C3, Class A4
3.15%, 11/15/49	$150	$144
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5
3.62%, 2/10/49	300	299
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4
3.31%, 4/10/49	250	244
Citigroup Commercial Mortgage Trust, Series 2016-P3, Class A4
3.33%, 4/15/49	250	245
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class A4
3.47%, 9/15/50	250	245
Citigroup Commercial Mortgage Trust, Series 2018-B2, Class A4
4.01%, 3/10/51	100	102
Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A4
4.23%, 6/10/51	200	207
Commercial Mortage Trust, Series 2018-COR3, Class A3
4.23%, 5/10/51	200	207
Commercial Mortgage Trust, Series 2012-CR2, Class A4
3.15%, 8/15/45	335	332
Commercial Mortgage Trust, Series 2012-CR3, Class A3
2.82%, 10/15/45	243	238
Commercial Mortgage Trust, Series 2012-CR4, Class A3
2.85%, 10/15/45	150	146
Commercial Mortgage Trust, Series 2012-CR5, Class A4
2.77%, 12/10/45	100	98
Commercial Mortgage Trust, Series 2012-LC4, Class A4
3.29%, 12/10/44	100	100
Commercial Mortgage Trust, Series 2013-CR10, Class A4
4.21%, 8/10/46	100	104
Commercial Mortgage Trust, Series 2013-CR12, Class A4
4.05%, 10/10/46	300	309
Commercial Mortgage Trust, Series 2013-CR9, Class A4
4.38%, 7/10/45(2) (3)	200	208
Commercial Mortgage Trust, Series 2013-LC6, Class A4
2.94%, 1/10/46	150	147
Commercial Mortgage Trust, Series 2014-CR19, Class A5
3.80%, 8/10/47	300	304
Commercial Mortgage Trust, Series 2014-UBS5, Class A4
3.84%, 9/10/47	500	507
Commercial Mortgage Trust, Series 2014-UBS6, Class A5
3.64%, 12/10/47	250	251
Commercial Mortgage Trust, Series 2015-CR24, Class A5
3.70%, 8/10/48	500	501
Commercial Mortgage Trust, Series 2015-DC1, Class A5
3.35%, 2/10/48	200	198
Commercial Mortgage Trust, Series 2015-LC19, Class A4
3.18%, 2/10/48	500	488
Commercial Mortgage Trust, Series 2015-PC1, Class A5
3.90%, 7/10/50	200	202
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A4
3.51%, 4/15/50	225	224
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4
3.72%, 8/15/48	500	502
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A5
3.09%, 1/15/49	100	96
CSAIL Commercial Mortgage Trust, Series 2016-C7, Class A5
3.50%, 11/15/49	200	196
CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A5
4.03%, 4/15/51	100	102
DBJPM Mortgage Trust, Series 2017-C6, Class A5
3.33%, 6/10/50	250	243

FIXED INCOME INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.8% continued
Commercial Mortgage-Backed Securities - 1.2% continued
GS Mortgage Securities Corp. II, Series 2013-GC10, Class A5
2.94%, 2/10/46	$100	$98
GS Mortgage Securities Corp. II, Series 2015-GC30, Class A4
3.38%, 5/10/50	200	197
GS Mortgage Securities Trust, Series 2011-GC5, Class A4
3.71%, 8/10/44	150	152
GS Mortgage Securities Trust, Series 2012-GC6, Class A3
3.48%, 1/10/45	199	201
GS Mortgage Securities Trust, Series 2012-GCJ9, Class A3
2.77%, 11/10/45	175	171
GS Mortgage Securities Trust, Series 2013-GC12, Class A4
3.14%, 6/10/46	100	99
GS Mortgage Securities Trust, Series 2013-GC13, Class A5
4.18%, 7/10/46(2) (3)	200	207
GS Mortgage Securities Trust, Series 2013-GC14, Class A5
4.24%, 8/10/46	150	156
GS Mortgage Securities Trust, Series 2014-GC18, Class A4
4.07%, 1/10/47	500	515
GS Mortgage Securities Trust, Series 2014-GC20, Class A5
4.00%, 4/10/47	100	103
GS Mortgage Securities Trust, Series 2014-GC24, Class A5
3.93%, 9/10/47	300	307
GS Mortgage Securities Trust, Series 2014-GC26, Class A5
3.63%, 11/10/47	250	251
GS Mortgage Securities Trust, Series 2016-GS2, Class A4
3.05%, 5/10/49	100	96
GS Mortgage Securities Trust, Series 2016-GS3, Class A4
2.85%, 10/10/49	200	188
GS Mortgage Securities Trust, Series 2017-GS7, Class A4
3.43%, 8/10/50	250	244
GS Mortgage Securities Trust, Series 2017-GS8, Class A4
3.47%, 11/10/50	200	195
GS Mortgage Securities Trust, Series 2018-GS9, Class A4
3.99%, 3/10/51	150	153
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A3
4.17%, 8/15/46	158	161
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A3
3.51%, 5/15/45	169	170
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A4
3.48%, 6/15/45	250	251
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A5
3.14%, 12/15/47	150	148
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class AS
3.37%, 12/15/47	50	49
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A4
3.99%, 1/15/46	100	103
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class A4
4.00%, 4/15/47	500	511
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A5
3.80%, 7/15/47	500	506
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C22, Class A4
3.80%, 9/15/47	500	507
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C24, Class A5
3.64%, 11/15/47	200	201

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.8% continued
Commercial Mortgage-Backed Securities - 1.2% continued
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C25, Class A5
3.67%, 11/15/47	$150	$151
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-C30, Class A5
3.82%, 7/15/48	200	202
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-C2, Class A4
3.14%, 6/15/49	100	96
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-C4, Class A3
3.14%, 12/15/49	150	144
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A5
2.87%, 8/15/49	200	188
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS
3.14%, 8/15/49	100	95
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-C5, Class A5
3.69%, 3/15/50	300	299
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-C7, Class A5
3.41%, 10/15/50	200	195
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-JP7, Class A5
3.45%, 9/15/50	100	98
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-C8, Class A2
4.03%, 6/15/51	500	515
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4
4.30%, 8/15/46(2) (3)	200	207
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4
2.92%, 2/15/46	175	172
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4
3.10%, 5/15/46	200	197
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3
3.67%, 2/15/47	100	101
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A5
4.06%, 2/15/47	200	206
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5
3.74%, 8/15/47	400	404
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A5
3.53%, 10/15/48	100	99
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A4
3.33%, 5/15/49	250	243
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A5
2.86%, 9/15/49	250	235
Morgan Stanley Capital I Trust, Series 2012-C4, Class A4
3.24%, 3/15/45	150	149
Morgan Stanley Capital I, Inc., Series 2018-H3, Class A5
7/15/51(1)	150	150
Morgan Stanley Capital I, Series 2017-HR2, Class A4
3.59%, 12/15/50	200	197
UBS Commercial Mortgage Trust, Series 2012-C1, Class A3
3.40%, 5/10/45	389	390
UBS Commercial Mortgage Trust, Series 2017-C1, Class A4
3.46%, 6/15/50	250	244

FIXED INCOME INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.8% continued
Commercial Mortgage-Backed Securities - 1.2% continued
UBS Commercial Mortgage Trust, Series 2017-C2, Class A4
3.49%, 8/15/50	$250	$245
UBS Commercial Mortgage Trust, Series 2017-C3, Class A4
3.43%, 8/15/50	175	170
UBS Commercial Mortgage Trust, Series 2017-C6, Class A5
3.58%, 12/15/50	100	98
UBS Commercial Mortgage Trust, Series 2017-C7, Class A4
3.68%, 12/15/50	150	148
UBS Commercial Mortgage Trust, Series 2018-C10, Class A4
4.31%, 5/15/51	200	208
UBS Commercial Mortgage Trust, Series 2018-C11, Class A5
6/15/51(1)	150	154
UBS Commercial Mortgage Trust, Series 2018-C8, Class A4
3.98%, 2/15/51	150	152
UBS Commercial Mortgage Trust, Series 2018-C9, Class A4
4.12%, 3/15/51	100	102
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4
3.09%, 8/10/49	125	124
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5
2.85%, 12/10/45	100	98
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4
3.18%, 3/10/46	100	99
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4
3.24%, 4/10/46	100	99
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A3
3.60%, 1/10/45	123	123
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A3
2.92%, 10/15/45	149	147
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A4
4.22%, 7/15/46	100	104
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A4
3.17%, 2/15/48	100	97
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4
3.66%, 9/15/58	250	251
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A5
3.18%, 4/15/50	200	195
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A5
3.77%, 7/15/58	300	303
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A4
3.72%, 12/15/48	300	302
Wells Fargo Commercial Mortgage Trust, Series 2016-C32, Class A4
3.56%, 1/15/59	200	199
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4
3.43%, 3/15/59	250	246
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class A4
2.93%, 7/15/48	100	95
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4
3.07%, 11/15/59	250	239
Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A4
2.94%, 10/15/49	200	190
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A4
2.92%, 11/15/49	150	141
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A5
3.42%, 9/15/50	250	244
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A4
3.58%, 10/15/50	100	99
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class A4
3.59%, 12/15/50	100	99
Wells Fargo Commercial Mortgage Trust, Series 2018-C43, Class A4
4.01%, 3/15/51	150	153

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.8% continued
Commercial Mortgage-Backed Securities - 1.2% continued
Wells Fargo Commercial Mortgage Trust, Series 2018-C44, Class A5
4.21%, 5/15/51	$155	$160
WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4
3.67%, 11/15/44	150	152
WFRBS Commercial Mortgage Trust, Series 2012-C6, Class A4
3.44%, 4/15/45	175	176
WFRBS Commercial Mortgage Trust, Series 2012-C7, Class A2
3.43%, 6/15/45	250	251
WFRBS Commercial Mortgage Trust, Series 2013-C12, Class A4
3.20%, 3/15/48	600	596
WFRBS Commercial Mortgage Trust, Series 2013-C12, Class AS
3.56%, 3/15/48	50	50
WFRBS Commercial Mortgage Trust, Series 2013-C12, Class ASB
2.84%, 3/15/48	430	428
WFRBS Commercial Mortgage Trust, Series 2013-C13, Class A4
3.00%, 5/15/45	500	492
WFRBS Commercial Mortgage Trust, Series 2013-C14, Class A5
3.34%, 6/15/46	150	150
WFRBS Commercial Mortgage Trust, Series 2013-C16, Class A5
4.42%, 9/15/46	250	262
WFRBS Commercial Mortgage Trust, Series 2014-C22, Class A5
3.75%, 9/15/57	500	506
WFRBS Commercial Mortgage Trust, Series 2014-C25, Class A5
3.63%, 11/15/47	250	251
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A5
4.05%, 3/15/47	100	103

		32,659

Credit Card - 0.3%
American Express Credit Account Master Trust, Series 2017-3, Class A
1.77%, 11/15/22	250	245
American Express Credit Account Master Trust, Series 2017-6, Class A
2.04%, 5/15/23	250	245
American Express Credit Account Master Trust, Series 2017-7, Class A
2.35%, 5/15/25	100	97
American Express Credit Account Master Trust, Series 2018-1, Class A
2.67%, 10/17/22	150	150
American Express Credit Account Master Trust, Series 2018-2, Class A
3.01%, 10/15/25	150	149
American Express Credit Account Master Trust, Series 2018-4, Class A
2.99%, 12/15/23	250	250
BA Credit Card Trust, Series 2017-A1, Class A1
1.95%, 8/15/22	300	295
BA Credit Card Trust, Series 2017-A2, Class A2
1.84%, 1/17/23	165	161
BA Credit Card Trust, Series 2018-A1, Class A1
2.70%, 7/17/23	250	248
BA Credit Card Trust, Series 2018-A2, Class A2
3.00%, 9/15/23	150	150
Barclays Dryrock Issuance Trust, Series 2014-3, Class A
2.41%, 7/15/22	150	149
Capital One Multi-Asset Execution Trust, Series 2016-A4, Class A4
1.33%, 6/15/22	150	148
Capital One Multi-Asset Execution Trust, Series 2016-A5, Class A5
1.66%, 6/17/24	100	96
Capital One Multi-Asset Execution Trust, Series 2017-A3, Class A3
2.43%, 1/15/25	200	196
Capital One Multi-Asset Execution Trust, Series 2017-A4, Class A4
1.99%, 7/17/23	300	294
Capital One Multi-Asset Execution Trust, Series 2017-A6, Class A6
2.29%, 7/15/25	125	121

FIXED INCOME INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.8% continued
Credit Card - 0.3% continued
Capital One Multi-Asset Execution Trust, Series 2018-A1, Class A1
3.01%, 2/15/24	$200	$200
Chase Issuance Trust, Series 2012-A4, Class A4
1.58%, 8/16/21	250	247
Chase Issuance Trust, Series 2012-A7, Class A7
2.16%, 9/16/24	200	193
Chase Issuance Trust, Series 2014-A2, Class A2
2.77%, 3/15/23	150	149
Chase Issuance Trust, Series 2015-A4, Class A4
1.84%, 4/15/22	300	294
Chase Issuance Trust, Series 2016-A4,Class A4
1.49%, 7/15/22	150	146
Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3
6.15%, 6/15/39	150	190
Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1
2.88%, 1/23/23	300	299
Citibank Credit Card Issuance Trust, Series 2014-A5, Class A5
2.68%, 6/7/23	150	149
Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1
1.75%, 11/19/21	350	345
Citibank Credit Card Issuance Trust, Series 2016-A2, Class A2
2.19%, 11/20/23	100	97
Citibank Credit Card Issuance Trust, Series 2017-A3, Class A3
1.92%, 4/7/22	500	492
Citibank Credit Card Issuance Trust, Series 2017-A8, Class A8
1.86%, 8/8/22	150	146
Citibank Credit Card Issuance Trust, Series 2018-A1, Class A1
2.49%, 1/20/23	225	222
Citibank Credit Card Issuance Trust, Series 2018-A3, Class A3
3.29%, 5/23/25	100	101
Discover Card Execution Note Trust, Series 2015-A2, Class A
1.90%, 10/17/22	100	98
Discover Card Execution Note Trust, Series 2015-A4, Class A4
2.19%, 4/17/23	200	197
Discover Card Execution Note Trust, Series 2016-A4, Class A4
1.39%, 3/15/22	185	182
Discover Card Execution Note Trust, Series 2017-A2, Class A2
2.39%, 7/15/24	150	147
Discover Card Execution Note Trust, Series 2017-A6, Class A6
1.88%, 2/15/23	175	171
Discover Card Execution Note Trust, Series 2018-A1, Class A1
3.03%, 8/15/25	200	199
GE Capital Credit Card Master Note Trust, Series 2012-7, Class A
1.76%, 9/15/22	100	99
Synchrony Credit Card Master Note Trust, Series 2015-1, Class A
2.37%, 3/15/23	150	148
Synchrony Credit Card Master Note Trust, Series 2016-2, Class A
2.21%, 5/15/24	100	97
Synchrony Credit Card Master Note Trust, Series 2017-2, Class A
2.62%, 10/15/25	100	97
Synchrony Credit Card Master Note Trust, Series 2018-1, Class A
2.97%, 3/15/24	100	100
Synchrony Credit Card Master Note Trust, Series 2018-2, Class A
3.47%, 5/15/26	100	101
World Financial Network Credit Card Master Trust, Series 2015-B, Class A
2.55%, 6/17/24	100	99
World Financial Network Credit Card Master Trust, Series 2017-C, Class A
2.31%, 8/15/24	100	98
World Financial Network Credit Card Master Trust, Series 2018-A, Class A
3.07%, 12/16/24	100	100

		8,197

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.8% continued
Other - 0.0%
AEP Texas Central Transition Funding lll LLC, Series 2012-1, Class A3
2.84%, 3/1/26	$100	$98
CenterPoint Energy Restoration Bond Co. LLC, Series 2009-1, Class A3
4.24%, 8/15/23	100	103
CenterPoint Energy Transition Bond Co. IV LLC, Series 2012-1, Class A3
3.03%, 10/15/25	150	148
Entergy Texas Restoration Funding LLC, Series 2009-A, Class A3
4.38%, 11/1/23	100	103

		452

Total Asset-Backed Securities (Cost $49,797)		48,779

CORPORATE BONDS - 21.8%
Advertising & Marketing - 0.0%
Interpublic Group of (The) Cos., Inc.,
4.20%, 4/15/24	150	151
Omnicom Group, Inc./Omnicom Capital, Inc.,
3.63%, 5/1/22	156	155
3.60%, 4/15/26	340	325

		631

Aerospace & Defense - 0.5%
Boeing (The) Co.,
7.95%, 8/15/24	250	311
2.85%, 10/30/24	110	107
2.25%, 6/15/26	250	228
6.13%, 2/15/33	135	169
3.30%, 3/1/35	55	51
6.63%, 2/15/38	100	135
5.88%, 2/15/40	75	95
3.50%, 3/1/45	500	455
General Dynamics Corp.,
3.88%, 7/15/21	250	255
2.25%, 11/15/22	500	479
2.13%, 8/15/26	350	314
3.60%, 11/15/42	155	148
L3 Technologies, Inc.,
4.95%, 2/15/21	40	41
Lockheed Martin Corp.,
4.25%, 11/15/19	500	509
2.50%, 11/23/20	355	350
3.55%, 1/15/26	1,100	1,081
3.60%, 3/1/35	135	126
4.07%, 12/15/42	868	835
4.09%, 9/15/52	250	235
Northrop Grumman Corp.,
5.05%, 8/1/19	170	174
3.25%, 8/1/23	1,000	989
5.05%, 11/15/40	250	270
4.75%, 6/1/43	250	260
4.03%, 10/15/47	60	56
Precision Castparts Corp.,
2.50%, 1/15/23	500	482
3.90%, 1/15/43	100	97
4.38%, 6/15/45	350	367
Raytheon Co.,
4.40%, 2/15/20	510	522
2.50%, 12/15/22	1,150	1,116
4.70%, 12/15/41	100	111
Rockwell Collins, Inc.,
3.50%, 3/15/27	500	475
United Technologies Corp.,
7.50%, 9/15/29	100	128
6.05%, 6/1/36	600	692
6.13%, 7/15/38	175	205
5.70%, 4/15/40	500	570
4.50%, 6/1/42	450	445
3.75%, 11/1/46	500	438

		13,321

Airlines - 0.0%
Continental Airlines Pass Through Trust, Series 2009-2, Class A,
7.25%, 11/10/19	228	239
Southwest Airlines Co. Pass Through Trust, Series 2007-1,
6.15%, 8/1/22	279	296

		535

Apparel & Textile Products - 0.0%
Cintas Corp. No. 2,
2.90%, 4/1/22	85	83
NIKE, Inc.,
2.38%, 11/1/26	250	228
3.63%, 5/1/43	75	70

FIXED INCOME INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.8% continued
Apparel & Textile Products - 0.0% continued
3.38%, 11/1/46	$500	$444
VF Corp.,
3.50%, 9/1/21	150	151
6.45%, 11/1/37	30	37

		1,013

Auto Parts Manufacturing - 0.0%
BorgWarner, Inc.,
4.38%, 3/15/45	170	161
Delphi Corp.,
4.15%, 3/15/24	300	301

		462

Automobiles Manufacturing - 0.6%
American Honda Finance Corp.,
2.25%, 8/15/19	250	249
2.15%, 3/13/20	800	790
2.65%, 2/12/21	250	247
1.65%, 7/12/21	400	383
1.70%, 9/9/21	500	479
2.60%, 11/16/22	125	122
Daimler Finance North America LLC,
8.50%, 1/18/31	175	246
Ford Motor Co.,
7.45%, 7/16/31	350	411
4.75%, 1/15/43	500	432
Ford Motor Credit Co. LLC,
1.90%, 8/12/19	200	197
2.60%, 11/4/19	200	198
2.46%, 3/27/20	260	256
3.16%, 8/4/20	860	854
3.34%, 3/18/21	500	496
5.88%, 8/2/21	500	530
3.22%, 1/9/22	200	196
4.25%, 9/20/22	1,300	1,310
3.10%, 5/4/23	1,250	1,190
3.81%, 1/9/24	1,200	1,165
General Motors Co.,
5.00%, 4/1/35	500	474
6.25%, 10/2/43	550	570
6.75%, 4/1/46	145	161
General Motors Financial Co., Inc.,
3.20%, 7/13/20	395	393
4.20%, 3/1/21	1,315	1,333
3.20%, 7/6/21	485	479
4.38%, 9/25/21	1,400	1,427
3.45%, 4/10/22	50	49
3.70%, 5/9/23	1,050	1,030
4.35%, 1/17/27	165	160
Toyota Motor Credit Corp.,
2.13%, 7/18/19	100	99
4.50%, 6/17/20	300	309
1.90%, 4/8/21	300	291
2.70%, 1/11/23	625	608
2.25%, 10/18/23	545	513

		17,647

Banks - 1.3%
Bank of America N.A.,
6.00%, 10/15/36	250	295
Bank One Corp.,
7.75%, 7/15/25	54	65
8.00%, 4/29/27	1,250	1,560
BB&T Corp.,
2.45%, 1/15/20	450	446
2.63%, 6/29/20	1,000	989
2.75%, 4/1/22	150	147
Branch Banking & Trust Co.,
2.85%, 4/1/21	650	643
3.63%, 9/16/25	250	246
3.80%, 10/30/26	250	248
Capital One N.A.,
2.40%, 9/5/19	250	248
2.35%, 1/31/20	500	493
Citizens Bank N.A.,
2.55%, 5/13/21	250	244
Comerica Bank,
2.50%, 6/2/20	500	494
Discover Bank,
3.20%, 8/9/21	250	247
3.35%, 2/6/23	500	487
Fifth Third Bancorp,
2.88%, 7/27/20	500	497
3.50%, 3/15/22	200	200
4.30%, 1/16/24	1,220	1,236
8.25%, 3/1/38	275	375
Fifth Third Bank,
1.63%, 9/27/19	350	345
2.25%, 6/14/21	200	195

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.8% continued
Banks - 1.3% continued
2.88%, 10/1/21	$250	$247
HSBC Bank USA N.A.,
4.88%, 8/24/20	300	309
7.00%, 1/15/39	350	450
HSBC USA, Inc.,
2.38%, 11/13/19	250	248
2.35%, 3/5/20	700	692
2.75%, 8/7/20	750	743
3.50%, 6/23/24	1,000	979
Huntington Bancshares, Inc.,
3.15%, 3/14/21	500	497
KeyBank N.A.,
2.50%, 12/15/19	250	248
2.25%, 3/16/20	1,000	987
3.30%, 6/1/25	250	243
KeyCorp,
5.10%, 3/24/21	25	26
MUFG Americas Holdings Corp.,
2.25%, 2/10/20	170	167
3.50%, 6/18/22	150	150
PNC Bank N.A.,
1.45%, 7/29/19	250	247
2.30%, 6/1/20	500	492
2.70%, 11/1/22	750	721
2.95%, 1/30/23	500	485
3.80%, 7/25/23	250	251
PNC Financial Services Group (The), Inc.,
4.38%, 8/11/20	500	512
3.30%, 3/8/22	150	149
2.85%, 11/9/22	100	97
3.15%, 5/19/27	1,000	951
Regions Financial Corp.,
2.75%, 8/14/22	250	241
SunTrust Bank,
2.25%, 1/31/20	40	40
3.00%, 2/2/23	1,361	1,332
2.75%, 5/1/23	350	338
Synchrony Bank,
3.00%, 6/15/22	250	241
US Bancorp,
4.13%, 5/24/21	200	205
3.00%, 3/15/22	115	114
2.95%, 7/15/22	1,700	1,661
3.60%, 9/11/24	350	346
2.38%, 7/22/26	1,000	910
US Bank N.A.,
2.80%, 1/27/25	250	237
Wells Fargo & Co.,
2.60%, 7/22/20	675	666
3.00%, 1/22/21	100	99
4.60%, 4/1/21	500	516
2.10%, 7/26/21	250	240
3.50%, 3/8/22	1,500	1,495
3.45%, 2/13/23	125	123
4.13%, 8/15/23	200	201
3.30%, 9/9/24	1,095	1,058
3.00%, 2/19/25	655	618
3.00%, 4/22/26	1,365	1,265
4.30%, 7/22/27	110	108
(Variable, ICE LIBOR USD 3M + 1.31%),
3.58%, 5/22/28(4)	585	561
5.38%, 2/7/35	425	470
4.65%, 11/4/44	375	357
3.90%, 5/1/45	950	865
4.40%, 6/14/46	850	778
Wells Fargo Bank N.A.,
5.85%, 2/1/37	250	286
6.60%, 1/15/38	300	374
Wells Fargo Capital X,
5.95%, 12/15/36	100	108

		35,444

Biotechnology - 0.5%
Amgen, Inc.,
4.50%, 3/15/20	425	435
4.10%, 6/15/21	165	168
1.85%, 8/19/21	150	144
3.88%, 11/15/21	250	254
3.20%, 11/2/27	250	234
6.38%, 6/1/37	100	120
6.40%, 2/1/39	100	120
5.75%, 3/15/40	935	1,051
5.15%, 11/15/41	250	266
5.65%, 6/15/42	100	113
4.40%, 5/1/45	250	238
Baxalta, Inc.,
2.88%, 6/23/20	370	366

FIXED INCOME INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.8% continued
Biotechnology - 0.5% continued
4.00%, 6/23/25	$755	$739
5.25%, 6/23/45	625	645
Biogen, Inc.,
2.90%, 9/15/20	200	199
4.05%, 9/15/25	95	95
5.20%, 9/15/45	100	106
Celgene Corp.,
3.63%, 5/15/24	1,000	976
3.88%, 8/15/25	265	258
3.90%, 2/20/28	500	473
5.25%, 8/15/43	85	87
5.00%, 8/15/45	1,200	1,175
Gilead Sciences, Inc.,
2.35%, 2/1/20	85	84
2.55%, 9/1/20	240	237
4.50%, 4/1/21	200	207
3.25%, 9/1/22	145	144
3.50%, 2/1/25	500	492
3.65%, 3/1/26	500	494
4.60%, 9/1/35	1,000	1,029
5.65%, 12/1/41	330	387
4.50%, 2/1/45	250	250
4.75%, 3/1/46	1,015	1,048

		12,634

Cable & Satellite - 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.46%, 7/23/22	280	283
4.91%, 7/23/25	1,365	1,379
3.75%, 2/15/28	990	897
4.20%, 3/15/28	780	730
Comcast Corp.,
3.38%, 2/15/25	145	139
3.38%, 8/15/25	1,000	959
3.15%, 3/1/26	1,850	1,737
3.30%, 2/1/27	540	508
7.05%, 3/15/33	140	174
5.65%, 6/15/35	5	6
6.40%, 5/15/38	143	170
3.97%, 11/1/47	651	573
4.00%, 11/1/49	595	523
4.05%, 11/1/52	1,244	1,085
Time Warner Cable LLC,
6.55%, 5/1/37	68	72
7.30%, 7/1/38	705	799
6.75%, 6/15/39	130	139
5.50%, 9/1/41	75	70
Time Warner Entertainment Co. L.P.,
8.38%, 7/15/33	260	321

		10,564

Chemicals - 0.5%
Air Products & Chemicals, Inc.,
3.00%, 11/3/21	300	298
2.75%, 2/3/23	250	245
Airgas, Inc.,
2.90%, 11/15/22	150	146
3.65%, 7/15/24	70	70
Dow Chemical (The) Co.,
4.25%, 11/15/20	155	158
4.13%, 11/15/21	200	204
3.00%, 11/15/22	100	97
7.38%, 11/1/29	100	125
4.25%, 10/1/34	150	144
9.40%, 5/15/39	300	460
5.25%, 11/15/41	400	421
4.38%, 11/15/42	500	471
E.I. du Pont de Nemours & Co.,
4.63%, 1/15/20	185	190
2.80%, 2/15/23	630	611
6.50%, 1/15/28	100	119
5.60%, 12/15/36	250	288
4.15%, 2/15/43	250	235
Eastman Chemical Co.,
2.70%, 1/15/20	120	119
4.80%, 9/1/42	200	197
4.65%, 10/15/44	100	98
Lubrizol (The) Corp.,
6.50%, 10/1/34	50	66
Monsanto Co.,
5.50%, 8/15/25	50	53
4.20%, 7/15/34	55	51
4.40%, 7/15/44	250	232
Mosaic (The) Co.,
3.75%, 11/15/21	1,000	1,000
3.25%, 11/15/22	36	35

NORTHERN FUNDS QUARTERLY REPORT    13    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.8% continued
Chemicals - 0.5% continued
5.45%, 11/15/33	$250	$253
4.88%, 11/15/41	100	91
PPG Industries, Inc.,
2.30%, 11/15/19	250	248
3.60%, 11/15/20	250	253
3.20%, 3/15/23	500	495
Praxair, Inc.,
4.50%, 8/15/19	400	409
4.05%, 3/15/21	100	102
2.45%, 2/15/22	422	411
2.20%, 8/15/22	150	144
2.70%, 2/21/23	250	244
3.55%, 11/7/42	1,125	1,050
RPM International, Inc.,
3.45%, 11/15/22	1,000	985
Sherwin-Williams (The) Co.,
3.45%, 6/1/27	1,000	945
4.55%, 8/1/45	30	29
Westlake Chemical Corp.,
3.60%, 7/15/22	65	64
3.60%, 8/15/26	950	901

		12,757

Commercial Finance - 0.2%
Air Lease Corp.,
2.75%, 1/15/23	125	119
3.00%, 9/15/23	245	232
4.25%, 9/15/24	485	482
3.25%, 3/1/25	400	371
GATX Corp.,
3.50%, 3/15/28	500	462
5.20%, 3/15/44	35	36
International Lease Finance Corp.,
8.25%, 12/15/20	1,000	1,101
5.88%, 8/15/22	250	265
Private Export Funding Corp.,
1.45%, 8/15/19	2,000	1,977

		5,045

Communications Equipment - 0.4%
Apple, Inc.,
1.55%, 8/4/21	210	201
2.15%, 2/9/22	250	242
2.85%, 2/23/23	30	30
3.00%, 2/9/24	620	607
3.45%, 5/6/24	2,960	2,960
2.75%, 1/13/25	600	574
2.50%, 2/9/25	55	52
3.25%, 2/23/26	1,030	1,005
2.45%, 8/4/26	500	459
3.35%, 2/9/27	370	361
2.90%, 9/12/27	1,625	1,525
3.85%, 5/4/43	230	220
4.45%, 5/6/44	75	78
3.45%, 2/9/45	250	223
3.75%, 9/12/47	150	141
3.75%, 11/13/47	25	24
Cisco Systems, Inc.,
4.45%, 1/15/20	160	164
2.90%, 3/4/21	50	50
1.85%, 9/20/21	1,140	1,088
2.20%, 9/20/23	750	708
2.95%, 2/28/26	375	360
5.90%, 2/15/39	690	854
Juniper Networks, Inc.,
4.60%, 3/15/21	100	102
5.95%, 3/15/41	100	103

		12,131

Construction Materials Manufacturing - 0.0%
Martin Marietta Materials, Inc.,
3.45%, 6/1/27	500	465
Owens Corning,
4.20%, 12/15/22	190	190
3.40%, 8/15/26	400	365

		1,020

Consumer Finance - 0.5%
American Express Co.,
2.50%, 8/1/22	325	312
2.65%, 12/2/22	632	607
3.00%, 10/30/24	220	210
3.63%, 12/5/24	1,125	1,108
American Express Credit Corp.,
1.70%, 10/30/19	325	320
2.38%, 5/26/20	300	296
2.25%, 5/5/21	1,180	1,147
Capital One Financial Corp.,
4.75%, 7/15/21	131	135
3.20%, 1/30/23	400	388

FIXED INCOME INDEX FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.8% continued
Consumer Finance - 0.5% continued
3.75%, 4/24/24	$1,000	$981
3.30%, 10/30/24	250	237
4.20%, 10/29/25	1,000	971
3.75%, 3/9/27	250	236
Discover Financial Services,
4.10%, 2/9/27	200	192
Fiserv, Inc.,
4.63%, 10/1/20	250	257
3.85%, 6/1/25	45	45
Mastercard, Inc.,
2.00%, 11/21/21	130	126
3.80%, 11/21/46	925	901
Synchrony Financial,
4.25%, 8/15/24	1,250	1,225
3.70%, 8/4/26	1,000	919
Visa, Inc.,
2.20%, 12/14/20	500	492
2.80%, 12/14/22	1,500	1,472
3.15%, 12/14/25	1,250	1,209
4.15%, 12/14/35	1,000	1,036
3.65%, 9/15/47	125	117
Western Union (The) Co.,
6.20%, 6/21/40	120	122

		15,061

Consumer Products - 0.3%
Church & Dwight Co., Inc.,
3.15%, 8/1/27	1,250	1,160
3.95%, 8/1/47	100	90
Clorox (The) Co.,
3.05%, 9/15/22	250	247
Colgate-Palmolive Co.,
2.45%, 11/15/21	1,000	982
2.30%, 5/3/22	165	161
2.25%, 11/15/22	150	145
1.95%, 2/1/23	250	238
2.10%, 5/1/23	250	239
Estee Lauder (The) Cos., Inc.,
2.35%, 8/15/22	50	48
6.00%, 5/15/37	100	125
4.38%, 6/15/45	150	159
4.15%, 3/15/47	70	71
Kimberly-Clark Corp.,
2.15%, 8/15/20	150	147
2.40%, 3/1/22	50	49
6.63%, 8/1/37	350	469
3.70%, 6/1/43	100	94
3.20%, 7/30/46	125	108
Procter & Gamble (The) Co.,
1.90%, 11/1/19	100	99
1.85%, 2/2/21	190	185
2.30%, 2/6/22	215	210
3.10%, 8/15/23	250	249
3.50%, 10/25/47	355	325
Unilever Capital Corp.,
2.10%, 7/30/20	670	658
4.25%, 2/10/21	250	257
2.00%, 7/28/26	1,000	887
5.90%, 11/15/32	125	154

		7,556

Consumer Services - 0.0%
Ecolab, Inc.,
2.25%, 1/12/20	100	99
4.35%, 12/8/21	204	211
3.25%, 1/14/23	65	64
2.70%, 11/1/26	70	65
3.25%, 12/1/27	63	60
5.50%, 12/8/41	455	535

		1,034

Containers & Packaging - 0.1%
International Paper Co.,
4.75%, 2/15/22	104	107
3.65%, 6/15/24	250	247
3.00%, 2/15/27	1,000	905
5.00%, 9/15/35	250	253
7.30%, 11/15/39	45	58
6.00%, 11/15/41	250	276
5.15%, 5/15/46	250	254
Packaging Corp. of America,
4.50%, 11/1/23	100	103
3.65%, 9/15/24	250	246
Sonoco Products Co.,
4.38%, 11/1/21	25	26
5.75%, 11/1/40	150	169
WestRock MWV LLC,
7.95%, 2/15/31	100	131

NORTHERN FUNDS QUARTERLY REPORT    15    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.8% continued
Containers & Packaging - 0.1% continued
WestRock RKT Co.,
3.50%, 3/1/20	$150	$150

		2,925

Department Stores - 0.0%
Kohl’s Corp.,
3.25%, 2/1/23	100	97
4.75%, 12/15/23	69	70
Macy’s Retail Holdings, Inc.,
3.88%, 1/15/22	30	30
2.88%, 2/15/23	150	141
6.90%, 4/1/29	305	328
4.50%, 12/15/34	100	86
5.13%, 1/15/42	40	35
Nordstrom, Inc.,
4.00%, 10/15/21	150	151
7.00%, 1/15/38	26	29

		967

Design, Manufacturing & Distribution - 0.0%
Arrow Electronics, Inc.,
3.88%, 1/12/28	250	234

Diversified Banks - 1.4%
Bank of America Corp.,
2.25%, 4/21/20	1,000	986
5.00%, 5/13/21	400	418
5.70%, 1/24/22	1,000	1,076
4.10%, 7/24/23	100	102
(Variable, ICE LIBOR USD 3M + 0.79%),
3.00%, 12/20/23(4)	1,379	1,337
(Variable, ICE LIBOR USD 3M + 0.78%),
3.55%, 3/5/24(4)	250	247
4.00%, 4/1/24	165	166
4.20%, 8/26/24	655	658
4.00%, 1/22/25	1,595	1,575
3.95%, 4/21/25	1,000	979
(Variable, ICE LIBOR USD 3M + 1.09%),
3.09%, 10/1/25(4)	750	714
(Variable, ICE LIBOR USD 3M + 0.81%),
3.37%, 1/23/26(4)	1,000	962
4.45%, 3/3/26	500	501
3.50%, 4/19/26	300	290
4.25%, 10/22/26	100	99
(Variable, ICE LIBOR USD 3M + 1.04%),
3.42%, 12/20/28(4)	1,200	1,130
6.11%, 1/29/37	150	172
7.75%, 5/14/38	275	372
5.88%, 2/7/42	250	293
5.00%, 1/21/44	1,215	1,287
Citigroup, Inc.,
2.50%, 7/29/19	250	249
2.40%, 2/18/20	710	701
2.70%, 3/30/21	575	564
4.50%, 1/14/22	735	755
4.05%, 7/30/22	90	90
3.38%, 3/1/23	150	148
3.50%, 5/15/23	190	186
3.88%, 10/25/23	200	200
4.00%, 8/5/24	250	246
3.88%, 3/26/25	750	727
5.50%, 9/13/25	150	159
3.70%, 1/12/26	250	242
4.60%, 3/9/26	205	205
3.20%, 10/21/26	2,005	1,865
4.30%, 11/20/26	825	805
(Variable, ICE LIBOR USD 3M + 1.15%),
3.52%, 10/27/28(4)	750	705
6.63%, 6/15/32	100	118
6.00%, 10/31/33	350	391
6.13%, 8/25/36	125	142
8.13%, 7/15/39	1,180	1,660
5.88%, 1/30/42	30	35
5.30%, 5/6/44	300	309
4.75%, 5/18/46	1,530	1,455
JPMorgan Chase & Co.,
2.25%, 1/23/20	1,000	987
4.95%, 3/25/20	375	386
2.75%, 6/23/20	200	198
4.40%, 7/22/20	300	307
4.63%, 5/10/21	250	259
4.35%, 8/15/21	1,865	1,918
3.25%, 9/23/22	210	208
3.63%, 5/13/24	500	497
3.88%, 9/10/24	1,250	1,238
3.90%, 7/15/25	255	254
3.20%, 6/15/26	500	473
(Variable, ICE LIBOR USD 3M + 1.34%),
3.78%, 2/1/28(4)	500	488

FIXED INCOME INDEX FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.8% continued
Diversified Banks - 1.4% continued
(Variable, ICE LIBOR USD 3M + 0.95%),
3.51%, 1/23/29(4)	$1,000	$947
6.40%, 5/15/38	1,054	1,293
5.60%, 7/15/41	405	457
5.40%, 1/6/42	100	111
5.63%, 8/16/43	150	165
4.85%, 2/1/44	215	222
4.95%, 6/1/45	1,000	1,018
(Variable, ICE LIBOR USD 3M + 1.58%),
4.26%, 2/22/48(4)	285	268
(Variable, ICE LIBOR USD 3M + 1.46%),
4.03%, 7/24/48(4)	500	455
(Variable, ICE LIBOR USD 3M + 1.22%),
3.90%, 1/23/49(4)	750	673

		38,143

Educational Services - 0.0%
California Institute of Technology,
4.70%, 11/1/11(5)	110	117
Johns Hopkins University,
4.08%, 7/1/53	100	102
Massachusetts Institute of Technology,
5.60%, 7/1/11(5)	190	246
4.68%, 7/1/14(6)	15	16
3.89%, 7/1/16(7)	300	281
Northwestern University,
4.64%, 12/1/44	50	58
University of Pennsylvania,
4.67%, 9/1/12(8)	100	106

		926

Electrical Equipment Manufacturing - 0.3%
ABB Finance USA, Inc.,
4.38%, 5/8/42	250	256
Amphenol Corp.,
3.13%, 9/15/21	100	99
Emerson Electric Co.,
2.63%, 12/1/21	225	221
2.63%, 2/15/23	85	83
General Electric Co.,
2.10%, 12/11/19	125	124
4.38%, 9/16/20	115	118
4.63%, 1/7/21	400	412
3.15%, 9/7/22	750	735
2.70%, 10/9/22	580	561
3.10%, 1/9/23	500	489
3.45%, 5/15/24	520	510
6.75%, 3/15/32	150	183
6.15%, 8/7/37	150	176
5.88%, 1/14/38	800	908
6.88%, 1/10/39	300	380
4.50%, 3/11/44	250	245
Honeywell International, Inc.,
4.25%, 3/1/21	416	428
3.35%, 12/1/23	260	262
2.50%, 11/1/26	780	721
3.81%, 11/21/47	125	122
Rockwell Automation, Inc.,
6.25%, 12/1/37	150	186
Roper Technologies, Inc.,
3.00%, 12/15/20	125	124

		7,343

Entertainment Content - 0.2%
CBS Corp.,
2.30%, 8/15/19	200	198
3.70%, 8/15/24	825	802
5.50%, 5/15/33	235	242
Viacom, Inc.,
3.88%, 4/1/24	245	237
6.88%, 4/30/36	530	573
5.85%, 9/1/43	60	60
Walt Disney (The) Co.,
2.55%, 2/15/22	295	288
2.45%, 3/4/22	555	539
4.13%, 12/1/41	105	100
3.70%, 12/1/42	130	119
3.00%, 7/30/46	250	196
Warner Media LLC,
4.88%, 3/15/20	30	31
4.75%, 3/29/21	5	5
3.60%, 7/15/25	265	252
3.88%, 1/15/26	65	62
3.80%, 2/15/27	255	241
5.38%, 10/15/41	500	490

		4,435

Exploration & Production - 0.4%
Anadarko Petroleum Corp.,
3.45%, 7/15/24	515	495

NORTHERN FUNDS QUARTERLY REPORT    17    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.8% continued
Exploration & Production - 0.4% continued
7.95%, 6/15/39	$50	$66
6.20%, 3/15/40	10	11
4.50%, 7/15/44	500	466
Apache Corp.,
3.25%, 4/15/22	180	177
5.10%, 9/1/40	620	610
5.25%, 2/1/42	260	258
ConocoPhillips,
5.90%, 10/15/32	85	99
6.50%, 2/1/39	185	236
ConocoPhillips Co.,
4.95%, 3/15/26	1,560	1,681
Devon Energy Corp.,
3.25%, 5/15/22	765	752
EOG Resources, Inc.,
2.63%, 3/15/23	815	782
EQT Corp.,
4.88%, 11/15/21	95	98
3.00%, 10/1/22	230	222
Hess Corp.,
7.13%, 3/15/33	690	798
Kerr-McGee Corp.,
7.88%, 9/15/31	70	89
Marathon Oil Corp.,
2.80%, 11/1/22	260	249
3.85%, 6/1/25	1,300	1,279
6.80%, 3/15/32	175	206
Occidental Petroleum Corp.,
2.70%, 2/15/23	725	704
3.50%, 6/15/25	810	803
3.00%, 2/15/27	120	113
4.40%, 4/15/46	275	278
Pioneer Natural Resources Co.,
3.95%, 7/15/22	85	86
7.20%, 1/15/28	100	121

		10,679

Financial Services - 1.6%
Ameriprise Financial, Inc.,
5.30%, 3/15/20	95	98
4.00%, 10/15/23	250	256
3.70%, 10/15/24	500	499
2.88%, 9/15/26	435	406
Bank of New York Mellon (The) Corp.,
2.15%, 2/24/20	855	844
2.05%, 5/3/21	500	484
3.55%, 9/23/21	1,455	1,471
2.20%, 8/16/23	285	268
3.25%, 5/16/27	500	482
BlackRock, Inc.,
5.00%, 12/10/19	250	258
4.25%, 5/24/21	280	289
3.50%, 3/18/24	250	252
3.20%, 3/15/27	1,750	1,688
Charles Schwab (The) Corp.,
4.45%, 7/22/20	250	257
2.65%, 1/25/23	175	170
3.00%, 3/10/25	335	322
3.45%, 2/13/26	280	275
3.20%, 3/2/27	500	477
CME Group, Inc.,
3.75%, 6/15/28	300	302
5.30%, 9/15/43	125	147
Goldman Sachs Group (The), Inc.,
2.55%, 10/23/19	400	398
2.30%, 12/13/19	130	129
5.38%, 3/15/20	1,295	1,341
2.60%, 4/23/20	250	248
2.75%, 9/15/20	75	74
2.63%, 4/25/21	1,025	1,002
5.25%, 7/27/21	2,540	2,669
5.75%, 1/24/22	360	385
3.63%, 1/22/23	1,500	1,490
4.00%, 3/3/24	55	55
3.75%, 5/22/25	2,505	2,442
(Variable, ICE LIBOR USD 3M + 1.20%),
3.27%, 9/29/25(4)	500	475
3.75%, 2/25/26	1,540	1,492
5.95%, 1/15/27	80	87
3.85%, 1/26/27	195	187
6.75%, 10/1/37	1,615	1,917
(Variable, ICE LIBOR USD 3M + 1.43%),
4.41%, 4/23/39(4)	500	479
6.25%, 2/1/41	300	350
4.80%, 7/8/44	350	347
4.75%, 10/21/45	500	495

FIXED INCOME INDEX FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.8% continued
Financial Services - 1.6% continued
Intercontinental Exchange, Inc.,
2.35%, 9/15/22	$500	$479
Jefferies Group LLC,
8.50%, 7/15/19	50	53
5.13%, 1/20/23	315	327
Legg Mason, Inc.,
2.70%, 7/15/19	65	65
5.63%, 1/15/44	269	280
Morgan Stanley,
5.63%, 9/23/19	475	489
2.65%, 1/27/20	600	596
2.80%, 6/16/20	190	188
5.75%, 1/25/21	1,000	1,057
2.50%, 4/21/21	510	498
5.50%, 7/28/21	2,088	2,210
2.63%, 11/17/21	500	485
4.10%, 5/22/23	1,280	1,285
3.88%, 4/29/24	1,410	1,413
3.70%, 10/23/24	500	494
4.00%, 7/23/25	1,215	1,211
3.13%, 7/27/26	250	233
6.25%, 8/9/26	100	113
3.95%, 4/23/27	490	467
6.38%, 7/24/42	300	364
4.30%, 1/27/45	575	544
4.38%, 1/22/47	475	454
Nasdaq, Inc.,
3.85%, 6/30/26	1,060	1,027
National Rural Utilities Cooperative Finance Corp.,
2.30%, 11/15/19	500	496
2.00%, 1/27/20	50	49
3.05%, 2/15/22	35	35
2.85%, 1/27/25	1,000	956
8.00%, 3/1/32	50	70
State Street Corp.,
2.55%, 8/18/20	1,000	992
(Variable, ICE LIBOR USD 3M + 0.64%),
2.65%, 5/15/23(4)	1,000	972
3.10%, 5/15/23	225	222
3.70%, 11/20/23	550	558
3.30%, 12/16/24	120	118
2.65%, 5/19/26	450	423
TD Ameritrade Holding Corp.,
2.95%, 4/1/22	80	79
3.63%, 4/1/25	250	247

		44,856

Food & Beverage - 1.0%
Anheuser-Busch InBev Finance, Inc.,
2.65%, 2/1/21	1,000	986
3.30%, 2/1/23	1,500	1,487
3.65%, 2/1/26	780	764
4.70%, 2/1/36	1,000	1,013
4.00%, 1/17/43	150	136
4.63%, 2/1/44	250	246
4.90%, 2/1/46	1,910	1,964
Anheuser-Busch InBev Worldwide, Inc.,
2.50%, 7/15/22	60	58
4.38%, 4/15/38	1,250	1,213
8.20%, 1/15/39	750	1,072
3.75%, 7/15/42	65	57
4.60%, 4/15/48	500	493
4.44%, 10/6/48	304	293
Archer-Daniels-Midland Co.,
4.48%, 3/1/21	34	35
2.50%, 8/11/26	305	280
4.02%, 4/16/43	56	55
Brown-Forman Corp.,
3.75%, 1/15/43	50	48
4.50%, 7/15/45	200	214
Campbell Soup Co.,
4.25%, 4/15/21	500	508
2.50%, 8/2/22	205	194
3.65%, 3/15/23	300	295
3.80%, 8/2/42	40	31
Coca-Cola (The) Co.,
2.45%, 11/1/20	500	497
3.15%, 11/15/20	260	262
3.30%, 9/1/21	250	252
2.50%, 4/1/23	355	344
3.20%, 11/1/23	100	100
2.55%, 6/1/26	770	715
Conagra Brands, Inc.,
3.25%, 9/15/22	55	53
3.20%, 1/25/23	118	114
7.00%, 10/1/28	200	237

NORTHERN FUNDS QUARTERLY REPORT    19    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.8% continued
Food & Beverage - 1.0% continued
Constellation Brands, Inc.,
2.65%, 11/7/22	$625	$599
3.50%, 5/9/27	500	474
Dr. Pepper Snapple Group, Inc.,
2.00%, 1/15/20	90	88
3.13%, 12/15/23	85	81
2.55%, 9/15/26	95	83
General Mills, Inc.,
2.20%, 10/21/19	300	296
3.15%, 12/15/21	500	494
2.60%, 10/12/22	140	134
3.65%, 2/15/24	75	74
5.40%, 6/15/40	70	74
Hershey (The) Co.,
2.30%, 8/15/26	365	330
Ingredion, Inc.,
3.20%, 10/1/26	250	232
JM Smucker (The) Co.,
3.50%, 3/15/25	500	478
4.38%, 3/15/45	250	232
Kellogg Co.,
2.75%, 3/1/23	350	335
4.50%, 4/1/46	750	710
Kraft Heinz Foods Co.,
2.80%, 7/2/20	370	367
3.50%, 6/6/22	880	871
4.00%, 6/15/23	250	249
3.95%, 7/15/25	140	136
3.00%, 6/1/26	130	117
5.00%, 7/15/35	500	493
5.00%, 6/4/42	205	196
5.20%, 7/15/45	670	652
4.38%, 6/1/46	125	108
McCormick & Co., Inc.,
2.70%, 8/15/22	160	154
Mead Johnson Nutrition Co.,
4.90%, 11/1/19	250	256
3.00%, 11/15/20	250	249
5.90%, 11/1/39	451	546
Molson Coors Brewing Co.,
2.10%, 7/15/21	245	235
5.00%, 5/1/42	575	583
PepsiCo, Inc.,
4.50%, 1/15/20	255	262
2.15%, 10/14/20	285	280
3.00%, 8/25/21	770	772
1.70%, 10/6/21	45	43
2.75%, 3/5/22	385	380
2.75%, 4/30/25	500	478
3.50%, 7/17/25	100	100
2.85%, 2/24/26	115	110
2.38%, 10/6/26	245	224
3.00%, 10/15/27	95	90
4.88%, 11/1/40	265	295
4.00%, 3/5/42	50	49
3.60%, 8/13/42	50	47
4.25%, 10/22/44	320	326
4.60%, 7/17/45	130	141
Tyson Foods, Inc.,
2.65%, 8/15/19	290	289
4.50%, 6/15/22	300	308
4.88%, 8/15/34	100	101

		28,237

Forest & Paper Products Manufacturing - 0.0%
Georgia-Pacific LLC,
8.00%, 1/15/24	500	604
7.75%, 11/15/29	500	669

		1,273

Hardware - 0.3%
Corning, Inc.,
4.25%, 8/15/20	250	255
5.75%, 8/15/40	170	195
Dell International LLC/EMC Corp.,
4.42%, 6/15/21(9)	1,215	1,233
5.45%, 6/15/23(9)	450	471
8.10%, 7/15/36(9)	500	587
8.35%, 7/15/46(9)	440	530
Hewlett Packard Enterprise Co.,
4.40%, 10/15/22	830	851
4.90%, 10/15/25	1,445	1,475
6.35%, 10/15/45	200	198
HP, Inc.,
4.05%, 9/15/22	25	25
6.00%, 9/15/41	275	279

FIXED INCOME INDEX FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.8% continued
Hardware - 0.3% continued
NetApp, Inc.,
3.30%, 9/29/24	$160	$153
Xerox Corp.,
5.63%, 12/15/19	120	123
2.80%, 5/15/20	290	285
3.80%, 5/15/24	130	124
6.75%, 12/15/39	60	61

		6,845

Health Care Facilities & Services - 0.5%
AHS Hospital Corp.,
5.02%, 7/1/45	100	114
AmerisourceBergen Corp.,
3.25%, 3/1/25	135	128
4.25%, 3/1/45	60	53
4.30%, 12/15/47	1,000	885
Cardinal Health, Inc.,
4.63%, 12/15/20	697	716
3.20%, 6/15/22	150	147
3.75%, 9/15/25	250	241
4.60%, 3/15/43	35	32
4.50%, 11/15/44	175	158
4.37%, 6/15/47	500	439
CVS Health Corp.,
2.25%, 8/12/19	95	94
4.13%, 5/15/21	100	102
2.75%, 12/1/22	850	815
3.70%, 3/9/23	455	453
3.38%, 8/12/24	250	241
3.88%, 7/20/25	2,138	2,072
4.30%, 3/25/28	435	429
5.30%, 12/5/43	750	784
5.13%, 7/20/45	330	334
5.05%, 3/25/48	1,555	1,583
Dignity Health,
5.27%, 11/1/64	200	204
Express Scripts Holding Co.,
4.75%, 11/15/21	500	516
4.50%, 2/25/26	1,130	1,122
6.13%, 11/15/41	21	23
4.80%, 7/15/46	250	238
Laboratory Corp. of America Holdings,
2.63%, 2/1/20	1,175	1,166
4.70%, 2/1/45	300	293
McKesson Corp.,
2.70%, 12/15/22	120	115
3.80%, 3/15/24	160	158
Memorial Sloan-Kettering Cancer Center,
4.13%, 7/1/52	100	101
NYU Langone Hospitals,
4.37%, 7/1/47	500	516
Quest Diagnostics, Inc.,
4.75%, 1/30/20	340	348
2.50%, 3/30/20	130	128
3.45%, 6/1/26	115	109
5.75%, 1/30/40	28	30

		14,887

Home & Office Products Manufacturing - 0.1%
Leggett & Platt, Inc.,
3.50%, 11/15/27	818	771
Newell Brands, Inc.,
2.88%, 12/1/19	125	124
3.15%, 4/1/21	500	495
3.85%, 4/1/23	1,000	985
4.20%, 4/1/26	100	97
5.50%, 4/1/46	250	244

		2,716

Home Improvement - 0.0%
Stanley Black & Decker, Inc.,
3.40%, 12/1/21	265	265
2.90%, 11/1/22	65	64
Whirlpool Corp.,
4.85%, 6/15/21	100	104
4.70%, 6/1/22	100	104
3.70%, 3/1/23	100	99
4.50%, 6/1/46	90	84

		720

Homebuilders - 0.0%
DR Horton, Inc.,
2.55%, 12/1/20	115	113

Industrial Other - 0.1%
Fluor Corp.,
3.50%, 12/15/24	1,425	1,395

NORTHERN FUNDS QUARTERLY REPORT    21    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.8% continued
Integrated Oils - 0.2%
Chevron Corp.,
2.19%, 11/15/19	$260	$258
2.42%, 11/17/20	1,000	988
2.50%, 3/3/22	545	535
2.36%, 12/5/22	985	942
2.57%, 5/16/23	510	491
2.90%, 3/3/24	200	195
3.33%, 11/17/25	140	138
2.95%, 5/16/26	275	264
Exxon Mobil Corp.,
1.91%, 3/6/20	150	148
2.73%, 3/1/23	1,025	1,006
3.57%, 3/6/45	590	547
4.11%, 3/1/46	350	356

		5,868

Internet Media - 0.0%
Alphabet, Inc.,
3.63%, 5/19/21	250	255

Leisure Products Manufacturing - 0.0%
Hasbro, Inc.,
3.15%, 5/15/21	35	35
6.35%, 3/15/40	250	274

		309

Life Insurance - 0.3%
Aflac, Inc.,
6.45%, 8/15/40	15	18
Lincoln National Corp.,
4.85%, 6/24/21	100	104
3.63%, 12/12/26	265	251
6.15%, 4/7/36	10	12
6.30%, 10/9/37	100	119
MetLife, Inc.,
3.05%, 12/15/22	525	515
3.60%, 4/10/24	400	397
3.00%, 3/1/25	190	180
6.38%, 6/15/34	485	587
5.70%, 6/15/35	215	245
6.40%, 12/15/36	150	159
4.05%, 3/1/45	635	590
Primerica, Inc.,
4.75%, 7/15/22	100	102
Principal Financial Group, Inc.,
4.63%, 9/15/42	40	40
Protective Life Corp.,
7.38%, 10/15/19	300	316
8.45%, 10/15/39	425	616
Prudential Financial, Inc.,
2.35%, 8/15/19	200	198
5.38%, 6/21/20	175	182
4.50%, 11/15/20	270	278
3.50%, 5/15/24	85	84
5.70%, 12/14/36	200	228
(Variable, ICE LIBOR USD 3M + 3.04%),
5.20%, 3/15/44(4)	275	274
3.91%, 12/7/47	344	310
3.94%, 12/7/49	335	301
Reinsurance Group of America, Inc.,
5.00%, 6/1/21	550	570
Torchmark Corp.,
3.80%, 9/15/22	420	422
Voya Financial, Inc.,
4.80%, 6/15/46	1,000	973

		8,071

Machinery Manufacturing - 0.5%
Caterpillar Financial Services Corp.,
3.75%, 11/24/23	1,000	1,015
Caterpillar, Inc.,
3.90%, 5/27/21	500	512
3.40%, 5/15/24	1,000	996
5.20%, 5/27/41	450	517
3.80%, 8/15/42	1,002	958
4.30%, 5/15/44	150	155
Deere & Co.,
2.60%, 6/8/22	125	122
5.38%, 10/16/29	250	285
8.10%, 5/15/30	100	136
Dover Corp.,
4.30%, 3/1/21	310	318
Eaton Corp.,
2.75%, 11/2/22	1,500	1,456
3.10%, 9/15/27	250	234
IDEX Corp.,
4.20%, 12/15/21	200	202
Illinois Tool Works, Inc.,
3.38%, 9/15/21	250	252
3.50%, 3/1/24	250	254

FIXED INCOME INDEX FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.8% continued
Machinery Manufacturing - 0.5% continued
3.90%, 9/1/42	$200	$196
Ingersoll-Rand Global Holding Co. Ltd.,
4.25%, 6/15/23	1,500	1,542
5.75%, 6/15/43	150	177
John Deere Capital Corp.,
1.70%, 1/15/20	150	147
2.05%, 3/10/20	1,250	1,231
2.45%, 9/11/20	100	98
3.15%, 10/15/21	250	250
2.80%, 1/27/23	150	147
2.80%, 3/6/23	500	488
3.05%, 1/6/28	250	238
Kennametal, Inc.,
2.65%, 11/1/19	100	100
Parker-Hannifin Corp.,
3.30%, 11/21/24	215	212
4.20%, 11/21/34	200	203
4.45%, 11/21/44	500	522

		12,963

Managed Care - 0.3%
Aetna, Inc.,
4.13%, 6/1/21	250	255
2.75%, 11/15/22	400	384
6.63%, 6/15/36	40	49
6.75%, 12/15/37	150	190
4.50%, 5/15/42	100	98
Anthem, Inc.,
3.50%, 8/15/24	545	531
3.35%, 12/1/24	750	725
4.63%, 5/15/42	525	509
Cigna Corp.,
3.25%, 4/15/25	330	310
Humana, Inc.,
2.63%, 10/1/19	100	99
3.85%, 10/1/24	85	85
8.15%, 6/15/38	280	397
UnitedHealth Group, Inc.,
4.70%, 2/15/21	300	311
3.35%, 7/15/22	1,255	1,257
2.38%, 10/15/22	40	39
3.75%, 7/15/25	655	655
5.80%, 3/15/36	250	296
6.63%, 11/15/37	640	832
6.88%, 2/15/38	170	225

		7,247

Mass Merchants - 0.2%
Costco Wholesale Corp.,
2.75%, 5/18/24	750	726
Dollar General Corp.,
3.25%, 4/15/23	900	884
Dollar Tree, Inc.,
3.70%, 5/15/23	165	164
Target Corp.,
3.88%, 7/15/20	195	199
2.90%, 1/15/22	515	514
3.63%, 4/15/46	500	446
3.90%, 11/15/47	225	208
Walmart, Inc.,
3.63%, 7/8/20	200	203
2.35%, 12/15/22	500	483
3.30%, 4/22/24	625	622
3.70%, 6/26/28	152	153
3.95%, 6/28/38	1,000	1,003
4.00%, 4/11/43	415	408
3.63%, 12/15/47	845	787

		6,800

Medical Equipment & Devices Manufacturing - 0.6%
Abbott Laboratories,
3.25%, 4/15/23	140	138
2.95%, 3/15/25	1,000	946
3.75%, 11/30/26	1,000	983
4.75%, 11/30/36	555	585
4.75%, 4/15/43	650	677
Agilent Technologies, Inc.,
3.20%, 10/1/22	225	221
3.88%, 7/15/23	250	249
Baxter International, Inc.,
1.70%, 8/15/21	60	57
3.50%, 8/15/46	350	300
Becton Dickinson and Co.,
2.68%, 12/15/19	374	371
3.25%, 11/12/20	430	428
3.13%, 11/8/21	150	148
3.30%, 3/1/23	130	127
4.69%, 12/15/44	305	296

NORTHERN FUNDS QUARTERLY REPORT    23    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.8% continued
Medical Equipment & Devices Manufacturing - 0.6% continued
Boston Scientific Corp.,
2.85%, 5/15/20	$130	$129
3.85%, 5/15/25	250	247
7.38%, 1/15/40	100	129
Life Technologies Corp.,
6.00%, 3/1/20	500	521
Medtronic, Inc.,
2.50%, 3/15/20	1,000	993
4.13%, 3/15/21	500	512
3.13%, 3/15/22	150	149
3.50%, 3/15/25	750	742
4.38%, 3/15/35	1,275	1,319
6.50%, 3/15/39	100	127
5.55%, 3/15/40	200	234
4.50%, 3/15/42	100	102
4.63%, 3/15/44	100	105
4.63%, 3/15/45	500	530
Stryker Corp.,
2.63%, 3/15/21	500	492
3.38%, 11/1/25	250	240
4.10%, 4/1/43	50	47
4.38%, 5/15/44	200	195
4.63%, 3/15/46	750	764
Thermo Fisher Scientific, Inc.,
3.60%, 8/15/21	1,250	1,257
3.30%, 2/15/22	320	318
4.15%, 2/1/24	100	101
2.95%, 9/19/26	155	143
Zimmer Biomet Holdings, Inc.,
2.70%, 4/1/20	120	119
3.38%, 11/30/21	250	248
3.15%, 4/1/22	500	491
3.55%, 4/1/25	120	114

		15,894

Metals & Mining - 0.2%
Barrick North America Finance LLC,
4.40%, 5/30/21	79	82
5.70%, 5/30/41	500	555
Newmont Mining Corp.,
5.88%, 4/1/35	100	115
4.88%, 3/15/42	150	150
Nucor Corp.,
4.00%, 8/1/23	250	254
6.40%, 12/1/37	150	189
5.20%, 8/1/43	125	138
4.40%, 5/1/48	1,000	983
Southern Copper Corp.,
3.88%, 4/23/25	100	98
7.50%, 7/27/35	300	366
6.75%, 4/16/40	90	103
5.88%, 4/23/45	1,500	1,596

		4,629

Oil & Gas Services & Equipment - 0.1%
Baker Hughes a GE Co. LLC,
3.20%, 8/15/21	1,075	1,071
5.13%, 9/15/40	40	43
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.,
4.08%, 12/15/47	170	152
Halliburton Co.,
3.50%, 8/1/23	715	712
4.85%, 11/15/35	25	26
6.70%, 9/15/38	35	42
7.45%, 9/15/39	840	1,102
4.75%, 8/1/43	15	15

		3,163

Pharmaceuticals - 0.6%
AbbVie, Inc.,
2.50%, 5/14/20	440	435
2.30%, 5/14/21	800	777
2.90%, 11/6/22	1,000	970
3.60%, 5/14/25	225	218
3.20%, 5/14/26	250	233
4.40%, 11/6/42	415	394
4.70%, 5/14/45	840	831
Allergan Finance LLC,
3.25%, 10/1/22	1,000	972
Bristol-Myers Squibb Co.,
2.00%, 8/1/22	600	572
GlaxoSmithKline Capital, Inc.,
3.38%, 5/15/23	1,000	1,000
5.38%, 4/15/34	150	173
6.38%, 5/15/38	530	681
4.20%, 3/18/43	20	20
Johnson & Johnson,
1.88%, 12/5/19	300	297

FIXED INCOME INDEX FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.8% continued
Pharmaceuticals - 0.6% continued
1.65%, 3/1/21	$185	$180
3.55%, 5/15/21	250	254
2.45%, 3/1/26	500	469
4.38%, 12/5/33	250	268
5.95%, 8/15/37	100	128
4.85%, 5/15/41	400	453
Merck & Co., Inc.,
2.35%, 2/10/22	1,000	974
2.80%, 5/18/23	300	294
2.75%, 2/10/25	500	478
3.60%, 9/15/42	25	23
4.15%, 5/18/43	60	62
Mylan, Inc.,
5.40%, 11/29/43	85	84
Novartis Capital Corp.,
4.40%, 4/24/20	185	190
2.40%, 5/17/22	170	165
2.40%, 9/21/22	40	39
3.40%, 5/6/24	250	249
4.40%, 5/6/44	250	266
Pfizer, Inc.,
1.95%, 6/3/21	500	487
2.20%, 12/15/21	90	88
3.40%, 5/15/24	150	150
7.20%, 3/15/39	700	970
4.40%, 5/15/44	500	520
4.13%, 12/15/46	750	756
Pharmacia LLC,
6.60%, 12/1/28	125	155
Wyeth LLC,
5.95%, 4/1/37	725	884
Zoetis, Inc.,
3.25%, 2/1/23	500	492
4.70%, 2/1/43	40	41
3.95%, 9/12/47	450	416

		17,108

Pipeline - 0.7%
Buckeye Partners L.P.,
4.88%, 2/1/21	50	51
4.35%, 10/15/24	35	35
5.60%, 10/15/44	500	467
El Paso Natural Gas Co. LLC,
8.63%, 1/15/22	360	414
Enable Midstream Partners L.P.,
3.90%, 5/15/24	200	191
Enbridge Energy Partners L.P.,
5.20%, 3/15/20	210	216
4.20%, 9/15/21	65	66
7.50%, 4/15/38	50	62
Energy Transfer Partners L.P.,
4.05%, 3/15/25	25	24
4.75%, 1/15/26	135	134
4.20%, 4/15/27	830	782
6.63%, 10/15/36	900	958
7.50%, 7/1/38	310	354
Enterprise Products Operating LLC,
2.55%, 10/15/19	100	99
5.25%, 1/31/20	1,000	1,033
3.35%, 3/15/23	110	108
3.90%, 2/15/24	1,495	1,497
3.75%, 2/15/25	255	253
3.70%, 2/15/26	105	103
3.95%, 2/15/27	500	495
6.88%, 3/1/33	50	61
7.55%, 4/15/38	485	635
6.45%, 9/1/40	30	35
5.95%, 2/1/41	40	45
Kinder Morgan Energy Partners L.P.,
6.85%, 2/15/20	70	74
6.50%, 4/1/20	165	173
4.30%, 5/1/24	170	170
7.40%, 3/15/31	380	443
7.30%, 8/15/33	125	147
6.55%, 9/15/40	205	225
7.50%, 11/15/40	105	124
6.38%, 3/1/41	35	38
5.63%, 9/1/41	310	309
5.40%, 9/1/44	250	242
Kinder Morgan, Inc.,
6.50%, 9/15/20	255	271
7.75%, 1/15/32	50	61
Magellan Midstream Partners L.P.,
4.25%, 2/1/21	200	204
5.00%, 3/1/26	500	527
5.15%, 10/15/43	20	21

NORTHERN FUNDS QUARTERLY REPORT    25    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.8% continued
Pipeline - 0.7% continued
MPLX L.P.,
3.38%, 3/15/23	$250	$244
4.70%, 4/15/48	1,000	927
ONEOK Partners L.P.,
3.38%, 10/1/22	30	30
5.00%, 9/15/23	40	42
4.90%, 3/15/25	40	41
6.65%, 10/1/36	80	93
6.20%, 9/15/43	20	22
Phillips 66 Partners L.P.,
3.61%, 2/15/25	76	72
3.55%, 10/1/26	470	439
Plains All American Pipeline L.P./PAA Finance Corp.,
4.65%, 10/15/25	525	523
4.50%, 12/15/26	795	778
6.65%, 1/15/37	80	86
5.15%, 6/1/42	130	118
Sabine Pass Liquefaction LLC,
5.63%, 3/1/25	500	532
5.88%, 6/30/26	895	960
Southern Union Co.,
8.25%, 11/15/29	25	30
Spectra Energy Partners L.P.,
3.38%, 10/15/26	200	184
5.95%, 9/25/43	300	330
Sunoco Logistics Partners Operations L.P.,
4.25%, 4/1/24	200	198
5.95%, 12/1/25	175	186
5.35%, 5/15/45	95	86
Tennessee Gas Pipeline Co. LLC,
7.00%, 3/15/27	505	579
7.00%, 10/15/28	630	740
8.38%, 6/15/32	215	267
7.63%, 4/1/37	5	6
Williams Partners L.P.,
6.30%, 4/15/40	995	1,112
5.80%, 11/15/43	200	213

		19,985

Power Generation - 0.1%
Consumers Energy Co.,
2.85%, 5/15/22	545	537
Exelon Generation Co. LLC,
5.20%, 10/1/19	225	230
4.25%, 6/15/22	250	256
6.25%, 10/1/39	120	127
System Energy Resources, Inc.,
4.10%, 4/1/23	160	162

		1,312

Property & Casualty Insurance - 0.4%
Alleghany Corp.,
4.95%, 6/27/22	55	58
Allstate (The) Corp.,
5.55%, 5/9/35	50	58
5.20%, 1/15/42	225	245
(Variable, ICE LIBOR USD 3M + 2.12%),
6.50%, 5/15/57(4)	225	251
American International Group, Inc.,
3.75%, 7/10/25	895	865
3.90%, 4/1/26	950	919
4.50%, 7/16/44	30	28
4.80%, 7/10/45	15	15
4.38%, 1/15/55	105	91
Aon Corp.,
5.00%, 9/30/20	200	207
Berkshire Hathaway Finance Corp.,
5.75%, 1/15/40	255	304
4.40%, 5/15/42	100	102
4.30%, 5/15/43	440	443
Berkshire Hathaway, Inc.,
2.10%, 8/14/19	250	249
2.75%, 3/15/23	75	73
3.13%, 3/15/26	1,400	1,349
Chubb (The) Corp.,
6.00%, 5/11/37	50	61
6.50%, 5/15/38	85	110
Chubb INA Holdings, Inc.,
3.15%, 3/15/25	295	286
3.35%, 5/3/26	1,000	970
6.70%, 5/15/36	50	64
4.15%, 3/13/43	100	99
Hartford Financial Services Group (The), Inc.,
5.50%, 3/30/20	250	260
5.13%, 4/15/22	145	153

FIXED INCOME INDEX FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.8% continued
Property & Casualty Insurance - 0.4% continued
5.95%, 10/15/36	$285	$337
Loews Corp.,
2.63%, 5/15/23	250	241
4.13%, 5/15/43	75	70
Marsh & McLennan Cos., Inc.,
2.35%, 3/6/20	190	187
3.50%, 6/3/24	75	74
3.50%, 3/10/25	385	377
3.75%, 3/14/26	75	74
Progressive (The) Corp.,
3.75%, 8/23/21	330	334
Transatlantic Holdings, Inc.,
8.00%, 11/30/39	70	96
Travelers (The) Cos., Inc.,
6.25%, 6/15/37	375	462
5.35%, 11/1/40	25	29
4.60%, 8/1/43	75	79

		9,620

Publishing & Broadcasting - 0.2%
21st Century Fox America, Inc.,
3.70%, 9/15/24	915	911
6.40%, 12/15/35	40	48
8.15%, 10/17/36	15	21
6.15%, 3/1/37	70	82
6.65%, 11/15/37	550	683
7.85%, 3/1/39	100	138
6.90%, 8/15/39	310	395
4.95%, 10/15/45	500	522
Discovery Communications LLC,
5.63%, 8/15/19	92	95
2.75%, 11/15/19(9)	200	198
3.30%, 5/15/22	340	334
2.95%, 3/20/23	110	105
3.80%, 3/13/24	1,405	1,383
3.95%, 6/15/25(9)	230	224
6.35%, 6/1/40	195	212
NBCUniversal Media LLC,
2.88%, 1/15/23	125	120
4.45%, 1/15/43	550	520

		5,991

Railroad - 0.3%
Burlington Northern Santa Fe LLC,
3.75%, 4/1/24	355	359
3.40%, 9/1/24	605	599
6.20%, 8/15/36	455	558
5.75%, 5/1/40	225	267
4.40%, 3/15/42	280	284
CSX Corp.,
4.25%, 6/1/21	100	103
3.70%, 11/1/23	50	50
3.40%, 8/1/24	500	491
2.60%, 11/1/26	270	244
6.00%, 10/1/36	100	119
6.15%, 5/1/37	190	228
6.22%, 4/30/40	365	440
5.50%, 4/15/41	50	55
Norfolk Southern Corp.,
3.25%, 12/1/21	250	249
2.90%, 2/15/23	450	440
3.95%, 10/1/42	20	19
3.94%, 11/1/47	799	741
Union Pacific Corp.,
4.16%, 7/15/22	437	451
2.95%, 1/15/23	35	34
2.75%, 4/15/23	65	63
3.65%, 2/15/24	524	525
2.75%, 3/1/26	300	279
4.75%, 9/15/41	100	104
4.30%, 6/15/42	200	196

		6,898

Real Estate - 0.4%
Alexandria Real Estate Equities, Inc.,
4.60%, 4/1/22	100	103
American Campus Communities Operating Partnership L.P.,
4.13%, 7/1/24	100	99
American Tower Corp.,
3.50%, 1/31/23	210	207
4.00%, 6/1/25	115	113
3.38%, 10/15/26	125	116
3.13%, 1/15/27	185	165
AvalonBay Communities, Inc.,
6.10%, 3/15/20	150	157
3.63%, 10/1/20	75	76
2.95%, 9/15/22	50	49

NORTHERN FUNDS QUARTERLY REPORT    27    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.8% continued
Real Estate - 0.4% continued
Boston Properties L.P.,
5.88%, 10/15/19	$500	$515
3.85%, 2/1/23	60	60
3.13%, 9/1/23	135	131
3.65%, 2/1/26	90	87
Camden Property Trust,
2.95%, 12/15/22	150	146
Corporate Office Properties L.P.,
3.60%, 5/15/23	90	87
5.25%, 2/15/24	100	103
Digital Realty Trust L.P.,
5.25%, 3/15/21	150	156
3.63%, 10/1/22	250	249
Duke Realty L.P.,
4.38%, 6/15/22	100	103
EPR Properties,
5.75%, 8/15/22	100	105
Equity Commonwealth,
5.88%, 9/15/20	100	103
ERP Operating L.P.,
4.75%, 7/15/20	335	344
4.63%, 12/15/21	111	115
4.50%, 6/1/45	55	56
Essex Portfolio L.P.,
3.25%, 5/1/23	50	49
3.88%, 5/1/24	200	198
Federal Realty Investment Trust,
3.00%, 8/1/22	25	24
HCP, Inc.,
3.15%, 8/1/22	100	97
4.25%, 11/15/23	90	90
3.88%, 8/15/24	860	841
3.40%, 2/1/25	200	189
Highwoods Realty L.P.,
3.63%, 1/15/23	100	98
Hospitality Properties Trust,
4.50%, 3/15/25	365	357
Host Hotels & Resorts L.P.,
4.00%, 6/15/25	215	209
Kilroy Realty L.P.,
4.38%, 10/1/25	200	200
Kimco Realty Corp.,
3.20%, 5/1/21	240	239
Liberty Property L.P.,
4.13%, 6/15/22	250	255
4.40%, 2/15/24	80	81
Mid-America Apartments L.P.,
3.75%, 6/15/24	100	99
National Retail Properties, Inc.,
3.80%, 10/15/22	100	100
3.30%, 4/15/23	100	97
Piedmont Operating Partnership L.P.,
4.45%, 3/15/24	100	101
Realty Income Corp.,
3.25%, 10/15/22	265	261
4.65%, 8/1/23	185	191
Regency Centers Corp.,
3.75%, 11/15/22	100	100
Select Income REIT,
4.50%, 2/1/25	150	146
Senior Housing Properties Trust,
4.75%, 5/1/24	125	125
Simon Property Group L.P.,
2.75%, 2/1/23	100	97
3.38%, 10/1/24	90	88
3.38%, 12/1/27	865	823
UDR, Inc.,
4.63%, 1/10/22	165	170
Ventas Realty L.P.,
3.75%, 5/1/24	210	207
5.70%, 9/30/43	100	110
Ventas Realty L.P./Ventas Capital Corp.,
4.25%, 3/1/22	185	189
3.25%, 8/15/22	320	314
Vornado Realty L.P.,
5.00%, 1/15/22	160	167
Washington Real Estate Investment Trust,
4.95%, 10/1/20	215	220
Welltower, Inc.,
5.13%, 3/15/43	150	156
Weyerhaeuser Co.,
4.63%, 9/15/23	185	193
6.88%, 12/15/33	740	904

		11,230

FIXED INCOME INDEX FUNDS    28    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.8% continued
Refining & Marketing - 0.1%
Marathon Petroleum Corp.,
3.63%, 9/15/24	$305	$298
6.50%, 3/1/41	466	543
Phillips 66,
4.65%, 11/15/34	395	399
5.88%, 5/1/42	305	354
Valero Energy Corp.,
7.50%, 4/15/32	765	978

		2,572

Restaurants - 0.2%
McDonald’s Corp.,
2.20%, 5/26/20	1,890	1,863
3.63%, 5/20/21	200	202
6.30%, 10/15/37	505	618
3.70%, 2/15/42	100	89
4.88%, 12/9/45	542	569
4.45%, 3/1/47	350	346
Starbucks Corp.,
2.10%, 2/4/21	540	525
3.85%, 10/1/23	200	202
4.30%, 6/15/45	200	190

		4,604

Retail-Consumer Discretionary - 0.5%
Amazon.com, Inc.,
2.60%, 12/5/19	530	530
2.50%, 11/29/22	150	146
2.80%, 8/22/24	980	944
3.80%, 12/5/24	20	20
5.20%, 12/3/25	500	550
4.80%, 12/5/34	1,050	1,150
4.95%, 12/5/44	155	172
4.05%, 8/22/47	105	103
4.25%, 8/22/57	500	493
AutoZone, Inc.,
4.00%, 11/15/20	250	254
2.50%, 4/15/21	95	93
3.70%, 4/15/22	55	55
3.13%, 7/15/23	135	131
3.75%, 6/1/27	250	241
eBay, Inc.,
2.20%, 8/1/19	100	99
2.60%, 7/15/22	500	478
2.75%, 1/30/23	110	106
3.60%, 6/5/27	500	473
4.00%, 7/15/42	235	204
Home Depot (The), Inc.,
4.40%, 4/1/21	250	259
2.63%, 6/1/22	475	466
2.70%, 4/1/23	125	122
3.00%, 4/1/26	170	162
2.13%, 9/15/26	275	245
5.88%, 12/16/36	350	425
5.40%, 9/15/40	500	588
5.95%, 4/1/41	405	500
4.88%, 2/15/44	405	444
Lowe’s Cos., Inc.,
4.63%, 4/15/20	100	102
3.80%, 11/15/21	500	511
3.12%, 4/15/22	500	499
3.88%, 9/15/23	400	411
3.13%, 9/15/24	150	146
4.65%, 4/15/42	50	52
3.70%, 4/15/46	250	223
QVC, Inc.,
4.45%, 2/15/25	415	401
5.45%, 8/15/34	450	416
TJX (The) Cos., Inc.,
2.75%, 6/15/21	150	149
2.50%, 5/15/23	705	679
2.25%, 9/15/26	1,000	892

		13,934

Retail-Consumer Staples - 0.1%
Bunge Ltd. Finance Corp.,
3.25%, 8/15/26	1,615	1,474
Sysco Corp.,
2.60%, 10/1/20	1,080	1,067
2.60%, 6/12/22	95	92
3.30%, 7/15/26	120	114
5.38%, 9/21/35	250	271

		3,018

Semiconductors - 0.3%
Altera Corp.,
4.10%, 11/15/23	1,340	1,386
Applied Materials, Inc.,
3.90%, 10/1/25	500	510
5.85%, 6/15/41	100	121

NORTHERN FUNDS QUARTERLY REPORT    29    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.8% continued
Semiconductors - 0.3% continued
Broadcom Corp./Broadcom Cayman Finance Ltd.,
3.00%, 1/15/22	$160	$156
3.63%, 1/15/24	505	489
3.88%, 1/15/27	235	222
Intel Corp.,
2.70%, 12/15/22	80	79
3.70%, 7/29/25	815	820
4.00%, 12/15/32	50	51
4.80%, 10/1/41	80	87
3.73%, 12/8/47	1,053	992
KLA-Tencor Corp.,
4.65%, 11/1/24	300	310
Maxim Integrated Products, Inc.,
3.38%, 3/15/23	50	50
QUALCOMM, Inc.,
2.90%, 5/20/24	110	104
3.45%, 5/20/25	485	467
3.25%, 5/20/27	615	572
4.65%, 5/20/35	300	304
4.80%, 5/20/45	465	465

		7,185

Software & Services - 0.8%
Adobe Systems, Inc.,
3.25%, 2/1/25	250	246
Autodesk, Inc.,
3.60%, 12/15/22	500	500
CA, Inc.,
4.50%, 8/15/23	250	258
Citrix Systems, Inc.,
4.50%, 12/1/27	200	194
DXC Technology Co.,
4.45%, 9/18/22	200	206
Equifax, Inc.,
3.30%, 12/15/22	365	357
International Business Machines Corp.,
2.25%, 2/19/21	1,000	978
2.88%, 11/9/22	235	231
3.63%, 2/12/24	785	793
7.00%, 10/30/25	385	459
3.45%, 2/19/26	490	483
6.50%, 1/15/28	100	121
4.00%, 6/20/42	320	312
Microsoft Corp.,
2.00%, 11/3/20	10	10
1.55%, 8/8/21	325	312
2.65%, 11/3/22	730	718
2.00%, 8/8/23	765	722
3.63%, 12/15/23	335	342
2.88%, 2/6/24	300	294
3.13%, 11/3/25	100	98
2.40%, 8/8/26	1,955	1,809
3.30%, 2/6/27	375	369
4.20%, 11/3/35	40	42
4.50%, 10/1/40	890	959
3.50%, 11/15/42	150	141
4.88%, 12/15/43	365	416
3.75%, 2/12/45	145	142
4.45%, 11/3/45	360	387
3.70%, 8/8/46	950	924
4.00%, 2/12/55	465	461
3.95%, 8/8/56	215	210
Moody’s Corp.,
4.88%, 2/15/24	250	262
Oracle Corp.,
5.00%, 7/8/19	15	15
2.25%, 10/8/19	30	30
1.90%, 9/15/21	50	48
2.50%, 5/15/22	280	273
2.40%, 9/15/23	985	929
2.95%, 11/15/24	885	853
2.95%, 5/15/25	1,000	955
2.65%, 7/15/26	2,465	2,273
3.25%, 11/15/27	1,965	1,879
3.90%, 5/15/35	10	10
6.13%, 7/8/39	190	233
5.38%, 7/15/40	590	666
4.13%, 5/15/45	170	164
4.00%, 7/15/46	330	311
4.38%, 5/15/55	25	24
S&P Global, Inc.,
6.55%, 11/15/37	100	128

		22,547

Supermarkets & Pharmacies - 0.1%
Kroger (The) Co.,
6.15%, 1/15/20	25	26

FIXED INCOME INDEX FUNDS    30    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.8% continued
Supermarkets & Pharmacies - 0.1% continued
2.95%, 11/1/21	$660	$651
3.40%, 4/15/22	400	397
2.65%, 10/15/26	1,135	1,005
7.50%, 4/1/31	200	247
6.90%, 4/15/38	100	121
Walgreens Boots Alliance, Inc.,
2.70%, 11/18/19	100	100
3.45%, 6/1/26	375	349
4.50%, 11/18/34	50	47
4.65%, 6/1/46	635	584

		3,527

Tobacco - 0.3%
Altria Group, Inc.,
9.25%, 8/6/19	56	60
4.75%, 5/5/21	725	753
2.85%, 8/9/22	100	98
2.95%, 5/2/23	100	97
2.63%, 9/16/26	95	86
4.25%, 8/9/42	135	126
4.50%, 5/2/43	250	240
5.38%, 1/31/44	370	401
3.88%, 9/16/46	440	387
BAT Capital Corp.,
2.76%, 8/15/22(9)	1,000	959
3.56%, 8/15/27(9)	480	447
4.54%, 8/15/47(9)	435	406
Philip Morris International, Inc.,
4.50%, 3/26/20	250	256
4.13%, 5/17/21	250	255
2.90%, 11/15/21	300	295
2.50%, 11/2/22	250	240
2.63%, 3/6/23	100	96
3.38%, 8/11/25	250	243
6.38%, 5/16/38	280	338
3.88%, 8/21/42	150	134
4.13%, 3/4/43	100	93
4.88%, 11/15/43	100	103
4.25%, 11/10/44	350	332
Reynolds American, Inc.,
3.25%, 6/12/20	861	860
4.45%, 6/12/25	1,000	1,006
7.25%, 6/15/37	500	626
6.15%, 9/15/43	65	74
5.85%, 8/15/45	310	338

		9,349

Transportation & Logistics - 0.1%
Cummins, Inc.,
4.88%, 10/1/43	90	97
FedEx Corp.,
2.30%, 2/1/20	250	247
2.70%, 4/15/23	685	659
4.00%, 1/15/24	100	102
3.90%, 2/1/35	100	94
3.88%, 8/1/42	50	45
4.10%, 4/15/43	50	46
JB Hunt Transport Services, Inc.,
3.85%, 3/15/24	95	95
PACCAR Financial Corp.,
2.20%, 9/15/19	100	99
2.25%, 2/25/21	250	244
Ryder System, Inc.,
2.65%, 3/2/20	900	892
United Parcel Service of America, Inc.,
8.38%, 4/1/20	50	55
United Parcel Service, Inc.,
2.35%, 5/16/22	165	160
6.20%, 1/15/38	160	201
3.63%, 10/1/42	105	98
3.40%, 11/15/46	290	256

		3,390

Travel & Lodging - 0.1%
Hyatt Hotels Corp.,
3.38%, 7/15/23	1,430	1,407
Marriott International, Inc.,
3.38%, 10/15/20	125	125
3.13%, 10/15/21	750	742
3.25%, 9/15/22	50	49
3.13%, 2/15/23	150	147
3.13%, 6/15/26	130	121

		2,591

Utilities - 2.0%
Alabama Power Co.,
6.13%, 5/15/38	50	63
5.50%, 3/15/41	150	177

NORTHERN FUNDS QUARTERLY REPORT    31    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.8% continued
Utilities - 2.0% continued
4.10%, 1/15/42	$730	$719
3.85%, 12/1/42	60	57
Ameren Illinois Co.,
2.70%, 9/1/22	500	488
3.25%, 3/1/25	500	489
American Water Capital Corp.,
3.40%, 3/1/25	35	35
2.95%, 9/1/27	1,000	942
6.59%, 10/15/37	125	164
4.30%, 12/1/42	75	77
Appalachian Power Co.,
4.60%, 3/30/21	250	257
7.00%, 4/1/38	75	99
Arizona Public Service Co.,
4.50%, 4/1/42	230	240
4.70%, 1/15/44	100	106
Atmos Energy Corp.,
4.15%, 1/15/43	250	252
4.13%, 10/15/44	75	76
Baltimore Gas & Electric Co.,
3.50%, 11/15/21	275	277
2.40%, 8/15/26	130	118
3.75%, 8/15/47	475	445
Berkshire Hathaway Energy Co.,
2.40%, 2/1/20	150	149
6.13%, 4/1/36	585	721
5.15%, 11/15/43	500	561
3.80%, 7/15/48	500	458
CenterPoint Energy Houston Electric LLC,
2.25%, 8/1/22	105	101
2.40%, 9/1/26	50	46
3.00%, 2/1/27	150	142
3.55%, 8/1/42	40	37
CenterPoint Energy Resources Corp.,
6.63%, 11/1/37	50	63
5.85%, 1/15/41	50	60
4.10%, 9/1/47	975	929
CMS Energy Corp.,
6.25%, 2/1/20	200	209
3.00%, 5/15/26	40	37
Commonwealth Edison Co.,
6.45%, 1/15/38	200	264
3.80%, 10/1/42	90	85
4.60%, 8/15/43	100	108
Connecticut Light & Power (The) Co.,
2.50%, 1/15/23	420	405
Consolidated Edison Co. of New York, Inc.,
4.45%, 6/15/20	250	256
3.30%, 12/1/24	185	181
5.30%, 3/1/35	150	168
5.85%, 3/15/36	100	117
6.20%, 6/15/36	200	246
6.75%, 4/1/38	100	132
5.50%, 12/1/39	85	100
5.70%, 6/15/40	450	536
4.45%, 3/15/44	100	102
Consolidated Edison, Inc.,
2.00%, 5/15/21	85	82
Dominion Energy Gas Holdings LLC,
2.50%, 12/15/19	280	277
Dominion Energy, Inc.,
2.50%, 12/1/19	90	89
5.25%, 8/1/33	250	267
5.95%, 6/15/35	750	863
7.00%, 6/15/38	20	26
4.90%, 8/1/41	35	36
4.05%, 9/15/42	100	92
DTE Electric Co.,
2.65%, 6/15/22	160	156
6.63%, 6/1/36	200	263
5.70%, 10/1/37	50	60
3.95%, 6/15/42	100	98
4.05%, 5/15/48	500	497
DTE Energy Co.,
6.38%, 4/15/33	50	60
Duke Energy Carolinas LLC,
3.90%, 6/15/21	50	51
6.45%, 10/15/32	106	131
6.10%, 6/1/37	150	188
6.00%, 1/15/38	35	43
6.05%, 4/15/38	175	217
3.75%, 6/1/45	350	329
Duke Energy Corp.,
3.75%, 4/15/24	100	100
3.75%, 9/1/46	120	106

FIXED INCOME INDEX FUNDS    32    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.8% continued
Utilities - 2.0% continued
Duke Energy Florida LLC,
3.10%, 8/15/21	$25	$25
6.35%, 9/15/37	50	63
6.40%, 6/15/38	285	368
3.40%, 10/1/46	290	254
Duke Energy Florida Project Finance LLC,
2.54%, 9/1/29	400	371
Duke Energy Indiana LLC,
6.12%, 10/15/35	500	620
6.35%, 8/15/38	25	33
6.45%, 4/1/39	225	293
4.90%, 7/15/43	1,000	1,119
Duke Energy Ohio, Inc.,
3.80%, 9/1/23	130	132
Duke Energy Progress LLC,
3.00%, 9/15/21	150	150
2.80%, 5/15/22	100	99
4.10%, 3/15/43	200	200
Entergy Arkansas, Inc.,
3.05%, 6/1/23	250	246
Entergy Louisiana LLC,
5.40%, 11/1/24	150	164
3.05%, 6/1/31	950	873
Eversource Energy,
2.80%, 5/1/23	105	101
3.15%, 1/15/25	100	96
3.30%, 1/15/28	165	157
Exelon Corp.,
5.63%, 6/15/35	75	87
5.10%, 6/15/45	100	107
Florida Power & Light Co.,
5.65%, 2/1/37	335	397
5.95%, 2/1/38	150	187
5.96%, 4/1/39	250	312
5.69%, 3/1/40	400	487
4.13%, 2/1/42	250	253
4.05%, 6/1/42	100	101
Georgia Power Co.,
4.25%, 12/1/19	500	509
2.40%, 4/1/21	75	73
2.85%, 5/15/22	100	98
4.30%, 3/15/42	60	60
4.30%, 3/15/43	100	100
Great Plains Energy, Inc.,
5.29%, 6/15/22	220	231
Indiana Michigan Power Co.,
6.05%, 3/15/37	200	244
Interstate Power & Light Co.,
4.70%, 10/15/43	50	53
ITC Holdings Corp.,
3.35%, 11/15/27	200	188
Kansas City Power & Light Co.,
3.15%, 3/15/23	500	488
5.30%, 10/1/41	50	56
KeySpan Corp.,
5.80%, 4/1/35	425	503
MidAmerican Energy Co.,
3.50%, 10/15/24	100	100
4.80%, 9/15/43	100	110
4.40%, 10/15/44	150	155
National Fuel Gas Co.,
4.90%, 12/1/21	150	155
3.75%, 3/1/23	250	246
Nevada Power Co.,
6.65%, 4/1/36	100	130
6.75%, 7/1/37	1,000	1,318
5.45%, 5/15/41	35	40
NextEra Energy Capital Holdings, Inc.,
(Variable, ICE LIBOR USD 3M + 2.13%),
4.47%, 6/15/67 (3)	25	24
NiSource, Inc.,
5.95%, 6/15/41	100	117
5.25%, 2/15/43	100	111
4.80%, 2/15/44	580	602
Northern States Power Co.,
6.25%, 6/1/36	100	124
5.35%, 11/1/39	1,065	1,243
4.13%, 5/15/44	200	201
NSTAR Electric Co.,
3.50%, 9/15/21	85	85
2.38%, 10/15/22	100	96
Oglethorpe Power Corp.,
5.38%, 11/1/40	150	169
Oklahoma Gas & Electric Co.,
4.55%, 3/15/44	65	70
4.15%, 4/1/47	200	200

NORTHERN FUNDS QUARTERLY REPORT    33    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.8% continued
Utilities - 2.0% continued
Oncor Electric Delivery Co. LLC,
4.10%, 6/1/22	$250	$256
7.25%, 1/15/33	200	271
7.50%, 9/1/38	145	206
Pacific Gas & Electric Co.,
4.25%, 5/15/21	432	432
3.25%, 9/15/21	45	44
2.45%, 8/15/22	100	93
3.75%, 2/15/24	1,000	965
6.05%, 3/1/34	550	594
5.80%, 3/1/37	100	105
5.40%, 1/15/40	160	163
3.75%, 8/15/42	50	41
4.60%, 6/15/43	125	115
4.30%, 3/15/45	250	225
PacifiCorp,
2.95%, 2/1/22	100	99
5.25%, 6/15/35	50	57
6.10%, 8/1/36	200	249
6.25%, 10/15/37	275	351
6.00%, 1/15/39	60	75
Potomac Electric Power Co.,
3.60%, 3/15/24	150	150
PPL Capital Funding, Inc.,
4.20%, 6/15/22	50	51
3.50%, 12/1/22	1,035	1,030
5.00%, 3/15/44	100	104
PPL Electric Utilities Corp.,
3.00%, 9/15/21	500	498
6.25%, 5/15/39	275	349
5.20%, 7/15/41	35	40
4.13%, 6/15/44	100	100
Progress Energy, Inc.,
7.75%, 3/1/31	50	67
PSEG Power LLC,
3.00%, 6/15/21	315	311
8.63%, 4/15/31	565	741
Public Service Co. of Colorado,
3.20%, 11/15/20	1,000	1,001
2.25%, 9/15/22	100	96
2.50%, 3/15/23	150	145
Public Service Co. of Oklahoma,
4.40%, 2/1/21	50	51
6.63%, 11/15/37	125	160
Public Service Electric & Gas Co.,
3.00%, 5/15/25	500	484
5.38%, 11/1/39	250	295
3.95%, 5/1/42	50	49
3.65%, 9/1/42	30	29
3.60%, 12/1/47	500	460
Puget Energy, Inc.,
3.65%, 5/15/25	500	487
Puget Sound Energy, Inc.,
5.48%, 6/1/35	25	29
6.27%, 3/15/37	75	94
5.80%, 3/15/40	250	301
5.64%, 4/15/41	80	96
San Diego Gas & Electric Co.,
3.00%, 8/15/21	65	65
3.60%, 9/1/23	200	201
6.13%, 9/15/37	50	64
4.50%, 8/15/40	150	156
3.95%, 11/15/41	100	98
4.30%, 4/1/42	150	153
Sempra Energy,
2.40%, 3/15/20	250	247
2.88%, 10/1/22	60	58
2.90%, 2/1/23	500	485
3.25%, 6/15/27	150	140
6.00%, 10/15/39	250	296
Sierra Pacific Power Co.,
3.38%, 8/15/23	160	159
South Carolina Electric & Gas Co.,
6.05%, 1/15/38	265	301
4.35%, 2/1/42	115	109
5.10%, 6/1/65	50	50
Southern (The) Co.,
2.35%, 7/1/21	2,000	1,937
3.25%, 7/1/26	1,000	939
Southern California Edison Co.,
3.88%, 6/1/21	150	152
2.40%, 2/1/22	180	174
6.65%, 4/1/29	300	361
6.00%, 1/15/34	100	117
5.35%, 7/15/35	586	655
5.55%, 1/15/37	275	315

FIXED INCOME INDEX FUNDS    34    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.8% continued
Utilities - 2.0% continued
5.95%, 2/1/38	$100	$121
6.05%, 3/15/39	50	61
5.50%, 3/15/40	150	174
3.90%, 3/15/43	150	139
Southern California Gas Co.,
5.75%, 11/15/35	150	180
3.75%, 9/15/42	575	546
Southern Co. Gas Capital Corp.,
3.50%, 9/15/21	1,150	1,150
5.88%, 3/15/41	600	697
4.40%, 5/30/47	250	247
Southern Power Co.,
2.38%, 6/1/20	155	153
5.25%, 7/15/43	60	63
Southwest Gas Corp.,
3.80%, 9/29/46	250	236
Southwestern Electric Power Co.,
3.55%, 2/15/22	150	151
2.75%, 10/1/26	130	119
6.20%, 3/15/40	200	247
Southwestern Public Service Co.,
6.00%, 10/1/36	100	120
Tampa Electric Co.,
2.60%, 9/15/22	220	212
4.10%, 6/15/42	50	48
Union Electric Co.,
3.90%, 9/15/42	50	49
Virginia Electric & Power Co.,
2.95%, 1/15/22	95	94
6.00%, 1/15/36	37	44
6.00%, 5/15/37	15	18
8.88%, 11/15/38	300	467
4.65%, 8/15/43	150	156
4.45%, 2/15/44	75	76
3.80%, 9/15/47	125	114
Westar Energy, Inc.,
4.13%, 3/1/42	215	214
4.10%, 4/1/43	60	60
4.63%, 9/1/43	150	158
Wisconsin Electric Power Co.,
5.70%, 12/1/36	150	181
Wisconsin Power & Light Co.,
2.25%, 11/15/22	300	285
4.10%, 10/15/44	100	98
Wisconsin Public Service Corp.,
4.75%, 11/1/44	100	108
Xcel Energy, Inc.,
4.70%, 5/15/20	100	102
6.50%, 7/1/36	100	128

		56,326

Waste & Environment Services & Equipment - 0.1%
Republic Services, Inc.,
5.50%, 9/15/19	220	226
5.00%, 3/1/20	400	412
5.25%, 11/15/21	500	527
3.55%, 6/1/22	100	101
3.20%, 3/15/25	290	279
3.38%, 11/15/27	56	53
Waste Management, Inc.,
2.90%, 9/15/22	110	108
3.13%, 3/1/25	1,000	963
3.90%, 3/1/35	125	122
4.10%, 3/1/45	500	492

		3,283

Wireless Telecommunications Services - 0.8%
AT&T, Inc.,
3.90%, 3/11/24	30	30
3.95%, 1/15/25	895	875
3.40%, 5/15/25	925	867
4.13%, 2/17/26	740	723
7.13%, 3/15/26(9)	435	501
4.25%, 3/1/27	670	656
4.10%, 2/15/28(9)	586	560
4.30%, 2/15/30(9)	2,290	2,162
6.35%, 3/15/40	45	49
6.00%, 8/15/40	1,185	1,236
5.35%, 9/1/40	333	325
5.15%, 3/15/42	55	52
4.35%, 6/15/45	280	237
4.75%, 5/15/46	120	107
5.15%, 11/15/46(9)	402	379
5.45%, 3/1/47	365	358
4.50%, 3/9/48	306	264
5.15%, 2/15/50(9) (10)	110	102
Verizon Communications, Inc.,
4.15%, 3/15/24	385	389

NORTHERN FUNDS QUARTERLY REPORT    35    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.8% continued
Wireless Telecommunications Services - 0.8% continued
3.38%, 2/15/25	$2,564	$2,454
2.63%, 8/15/26	2,155	1,913
5.25%, 3/16/37	80	82
4.81%, 3/15/39	1,149	1,111
5.50%, 3/16/47	685	718
5.01%, 4/15/49	3,129	3,047
5.01%, 8/21/54	1,150	1,081
4.67%, 3/15/55	1,065	946

		21,224

Total Corporate Bonds (Cost $612,627)		604,442

FOREIGN ISSUER BONDS - 7.7%
Advertising & Marketing - 0.0%
WPP Finance 2010,
3.75%, 9/19/24	150	145

Auto Parts Manufacturing - 0.0%
Aptiv PLC,
4.25%, 1/15/26	1,000	997

Banks - 0.9%
Australia & New Zealand Banking Group Ltd.,
2.30%, 6/1/21	250	243
Barclays Bank PLC,
5.14%, 10/14/20	500	512
BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC,
3.25%, 3/3/23	250	247
BPCE S.A.,
2.50%, 7/15/19	500	497
2.65%, 2/3/21	250	245
4.00%, 4/15/24	250	250
Commonwealth Bank of Australia,
2.30%, 3/12/20	1,000	986
Cooperatieve Rabobank U.A.,
1.38%, 8/9/19	500	492
4.50%, 1/11/21	1,000	1,029
3.88%, 2/8/22	750	761
3.95%, 11/9/22	250	248
3.38%, 5/21/25	500	488
5.75%, 12/1/43	250	279
Credit Suisse A.G.,
5.30%, 8/13/19	1,000	1,025
5.40%, 1/14/20	500	514
3.00%, 10/29/21	1,250	1,233
3.63%, 9/9/24	750	737
Credit Suisse Group Funding Guernsey Ltd.,
4.55%, 4/17/26	650	650
4.88%, 5/15/45	500	494
ING Groep N.V.,
3.15%, 3/29/22	500	491
Lloyds Bank PLC,
2.70%, 8/17/20	2,000	1,976
Lloyds Banking Group PLC,
3.00%, 1/11/22	675	658
National Australia Bank Ltd.,
2.25%, 1/10/20	500	494
3.00%, 1/20/23	1,000	976
Santander UK PLC,
2.38%, 3/16/20	750	739
4.00%, 3/13/24	250	251
Skandinaviska Enskilda Banken AB,
2.63%, 3/15/21	750	736
1.88%, 9/13/21	980	934
Sumitomo Mitsui Banking Corp.,
2.25%, 7/11/19	785	778
2.45%, 1/16/20	510	504
3.00%, 1/18/23	210	205
3.65%, 7/23/25	500	497
Svenska Handelsbanken AB,
2.45%, 3/30/21	250	244
1.88%, 9/7/21	275	263
Toronto-Dominion Bank (The),
2.25%, 11/5/19	270	268
2.13%, 4/7/21	2,000	1,941
Westpac Banking Corp.,
4.88%, 11/19/19	250	256
2.30%, 5/26/20	350	344
2.10%, 5/13/21	365	352
2.00%, 8/19/21	250	240
2.85%, 5/13/26	1,000	924
2.70%, 8/19/26	1,000	910

		25,911

FIXED INCOME INDEX FUNDS    36    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.7% continued
Chemicals - 0.1%
LYB International Finance B.V.,
4.00%, 7/15/23	$185	$185
5.25%, 7/15/43	565	587
LYB International Finance II B.V.,
3.50%, 3/2/27	250	234
LyondellBasell Industries N.V.,
4.63%, 2/26/55	35	32
Nutrien Ltd.,
4.88%, 3/30/20	100	102
3.15%, 10/1/22	200	195
3.38%, 3/15/25	1,135	1,068
3.00%, 4/1/25	180	166
7.13%, 5/23/36	100	128
5.88%, 12/1/36	50	57
5.63%, 12/1/40	250	277
6.13%, 1/15/41	100	115
5.25%, 1/15/45	250	259

		3,405

Commercial Finance - 0.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.95%, 2/1/22	250	248
3.50%, 1/15/25	389	365

		613

Diversified Banks - 0.8%
Bank of Montreal,
1.50%, 7/18/19	335	330
2.10%, 12/12/19	180	178
2.10%, 6/15/20	250	245
2.55%, 11/6/22	300	290
Bank of Nova Scotia (The),
2.13%, 9/11/19	200	198
1.85%, 4/14/20	175	172
4.38%, 1/13/21	250	257
2.45%, 3/22/21	735	719
1.88%, 4/26/21	387	375
Barclays PLC,
3.25%, 1/12/21	1,000	986
3.20%, 8/10/21	725	710
3.68%, 1/10/23	250	243
(Variable, ICE LIBOR USD 3M + 1.36%),
4.34%, 5/16/24(4)	800	790
3.65%, 3/16/25	700	656
5.25%, 8/17/45	200	195
4.95%, 1/10/47	500	469
BNP Paribas S.A.,
5.00%, 1/15/21	1,000	1,040
HSBC Holdings PLC,
3.40%, 3/8/21	1,000	1,000
5.10%, 4/5/21	1,100	1,150
2.95%, 5/25/21	1,600	1,575
4.88%, 1/14/22	500	521
4.00%, 3/30/22	500	507
4.30%, 3/8/26	1,000	1,003
6.50%, 9/15/37	300	350
6.80%, 6/1/38	150	181
5.25%, 3/14/44	1,000	1,017
Mitsubishi UFJ Financial Group, Inc.,
2.19%, 9/13/21	820	787
3.29%, 7/25/27	750	715
Mizuho Financial Group, Inc.,
2.27%, 9/13/21	470	451
2.60%, 9/11/22	200	192
Royal Bank of Canada,
2.20%, 9/23/19	225	223
1.88%, 2/5/20	250	246
2.15%, 3/6/20	500	493
2.10%, 10/14/20	250	245
2.15%, 10/26/20	125	122
2.50%, 1/19/21	200	196
2.30%, 3/22/21	250	245
4.65%, 1/27/26	600	609
Sumitomo Mitsui Financial Group, Inc.,
2.06%, 7/14/21	495	475
2.63%, 7/14/26	1,000	911
3.54%, 1/17/28	250	242

		21,309

Electrical Equipment Manufacturing - 0.1%
Johnson Controls International PLC,
5.00%, 3/30/20	155	159
5.70%, 3/1/41	250	274
4.63%, 7/2/44	465	461
5.13%, 9/14/45	376	390

NORTHERN FUNDS QUARTERLY REPORT    37    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.7% continued
Electrical Equipment Manufacturing - 0.1%	continued
Tyco Electronics Group S.A.,
3.50%, 2/3/22	$125	$126
7.13%, 10/1/37	50	67

		1,477

Exploration & Production - 0.2%
Burlington Resources Finance Co.,
7.20%, 8/15/31	320	409
7.40%, 12/1/31	120	155
Canadian Natural Resources Ltd.,
2.95%, 1/15/23	725	699
3.80%, 4/15/24	175	173
3.85%, 6/1/27	760	742
7.20%, 1/15/32	15	19
6.45%, 6/30/33	135	158
6.75%, 2/1/39	200	243
CNOOC Finance 2013 Ltd.,
3.00%, 5/9/23	250	241
ConocoPhillips Canada Funding Co. I,
5.95%, 10/15/36	220	263
Encana Corp.,
6.63%, 8/15/37	180	213
Nexen Energy ULC,
6.20%, 7/30/19	215	222
7.88%, 3/15/32	75	101
5.88%, 3/10/35	210	243
6.40%, 5/15/37	390	477

		4,358

Financial Services - 0.2%
GE Capital International Funding Co. Unlimited Co.,
3.37%, 11/15/25	830	797
4.42%, 11/15/35	3,000	2,906
Invesco Finance PLC,
4.00%, 1/30/24	100	101
Nomura Holdings, Inc.,
6.70%, 3/4/20	386	407
UBS A.G., 2.38%, 8/14/19	2,000	1,987
4.88%, 8/4/20	400	413

		6,611

Food & Beverage - 0.1%
Coca-Cola European Partners PLC,
3.25%, 8/19/21	500	495
Coca-Cola Femsa S.A.B. de C.V.,
5.25%, 11/26/43	150	167
Diageo Capital PLC,
2.63%, 4/29/23	1,881	1,821
3.88%, 4/29/43	175	171

		2,654

Government Development Banks - 0.8%
Export Development Canada,
1.50%, 5/26/21	1,000	963
Export-Import Bank of Korea,
4.00%, 1/29/21	1,000	1,012
2.63%, 5/26/26	1,000	913
Japan Bank for International
Cooperation,
1.88%, 4/20/21	800	776
2.75%, 11/16/27	2,000	1,918
Korea Development Bank (The),
3.00%, 9/14/22	215	210
Kreditanstalt fuer Wiederaufbau,
1.75%, 10/15/19	1,000	989
4.00%, 1/27/20	1,500	1,531
1.88%, 6/30/20	3,000	2,952
2.75%, 9/8/20	500	500
2.75%, 10/1/20	1,000	1,000
2.63%, 1/25/22	900	893
2.13%, 6/15/22	1,000	972
2.00%, 10/4/22	250	241
2.13%, 1/17/23	1,000	966
2.00%, 5/2/25	1,500	1,407
2.88%, 4/3/28	2,000	1,976
0.00%, 4/18/36(11)	500	288
Landwirtschaftliche Rentenbank,
1.38%, 10/23/19	140	138
2.38%, 6/10/25	1,000	963
Oesterreichische Kontrollbank A.G.,
1.75%, 1/24/20	85	84
2.38%, 10/1/21	1,000	984
Svensk Exportkredit AB,
1.88%, 6/23/20	500	491
1.75%, 3/10/21	500	486

		22,653

FIXED INCOME INDEX FUNDS    38    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.7% continued
Government Local - 0.0%
Japan Finance Organization for Municipalities,
4.00%, 1/13/21	$500	$510

Government Regional - 0.2%
Hydro-Quebec,
9.40%, 2/1/21	200	231
Province of British Columbia Canada,
2.65%, 9/22/21	150	149
2.00%, 10/23/22	300	288
7.25%, 9/1/36	175	267
Province of Manitoba Canada,
9.25%, 4/1/20	150	165
2.10%, 9/6/22	100	96
Province of Nova Scotia Canada,
8.25%, 7/30/22	350	414
Province of Ontario Canada,
1.65%, 9/27/19	250	247
4.00%, 10/7/19	835	848
4.40%, 4/14/20	500	514
2.45%, 6/29/22	500	488
2.50%, 4/27/26	500	475
Province of Quebec Canada,
2.75%, 8/25/21	100	99
2.63%, 2/13/23	875	857
7.50%, 7/15/23	300	358
7.13%, 2/9/24	100	120
2.88%, 10/16/24	250	246
7.50%, 9/15/29	375	514
Province of Saskatchewan Canada,
8.50%, 7/15/22	200	238

		6,614

Hardware - 0.0%
Seagate HDD Cayman,
4.88%, 6/1/27	370	344
5.75%, 12/1/34	142	129

		473

Integrated Oils - 0.9%
BP Capital Markets PLC,
2.52%, 1/15/20	290	288
3.99%, 9/26/23	30	31
3.22%, 11/28/23	1,585	1,555
3.81%, 2/10/24	540	545
3.22%, 4/14/24	160	157
3.02%, 1/16/27	640	606
3.28%, 9/19/27	595	572
CNOOC Nexen Finance 2014 ULC,
4.25%, 4/30/24	300	303
Ecopetrol S.A.,
4.13%, 1/16/25	1,000	970
Equinor ASA,
2.75%, 11/10/21	145	143
2.45%, 1/17/23	280	270
7.75%, 6/15/23	350	416
3.70%, 3/1/24	365	368
3.25%, 11/10/24	125	123
4.25%, 11/23/41	350	347
Husky Energy, Inc.,
7.25%, 12/15/19	10	11
4.00%, 4/15/24	100	100
Petro-Canada,
5.95%, 5/15/35	430	497
6.80%, 5/15/38	130	166
Petroleos Mexicanos,
3.50%, 7/23/20	2,900	2,888
5.50%, 1/21/21	570	587
4.88%, 1/24/22	3,015	3,042
3.50%, 1/30/23	75	71
6.50%, 3/13/27	985	1,010
6.63%, 6/15/35	200	195
6.50%, 6/2/41	190	179
6.75%, 9/21/47	870	820
6.35%, 2/12/48(9)	1,500	1,354
Shell International Finance B.V.,
2.13%, 5/11/20	280	277
2.38%, 8/21/22	355	343
2.25%, 1/6/23	1,325	1,269
3.25%, 5/11/25	260	255
2.88%, 5/10/26	865	822
6.38%, 12/15/38	645	834
5.50%, 3/25/40	225	264
3.63%, 8/21/42	200	183
4.55%, 8/12/43	120	126
4.38%, 5/11/45	330	338
Suncor Energy, Inc.,
7.15%, 2/1/32	200	253
5.95%, 12/1/34	50	58

NORTHERN FUNDS QUARTERLY REPORT    39    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.7% continued
Integrated Oils - 0.9% continued
Total Capital International S.A., 2.75%, 6/19/21	$325	$323
2.88%, 2/17/22	200	198
3.70%, 1/15/24	415	418

		23,575

Internet Media - 0.0%
Baidu, Inc.,
3.50%, 11/28/22	200	197

Life Insurance - 0.0%
AXA S.A.,
8.60%, 12/15/30	75	96

Machinery Manufacturing - 0.0%
Ingersoll-Rand Luxembourg Finance S.A.,
4.65%, 11/1/44	35	36

Medical Equipment & Devices Manufacturing - 0.0%
Koninklijke Philips N.V.,
6.88%, 3/11/38	225	299
5.00%, 3/15/42	100	111

		410

Metals & Mining - 0.1%
ArcelorMittal,
5.50%, 3/1/21	700	729
7.00%, 10/15/39	250	287
BHP Billiton Finance USA Ltd.,
4.13%, 2/24/42	600	596
Rio Tinto Alcan, Inc.,
6.13%, 12/15/33	100	122
5.75%, 6/1/35	100	117
Rio Tinto Finance USA PLC,
4.75%, 3/22/42	150	161
4.13%, 8/21/42	300	296
Vale Overseas Ltd.,
4.38%, 1/11/22	50	51

		2,359

Pharmaceuticals - 0.3%
Allergan Funding SCS,
3.00%, 3/12/20	500	498
3.85%, 6/15/24	1,000	982
3.80%, 3/15/25	1,180	1,146
4.85%, 6/15/44	995	961
AstraZeneca PLC,
1.95%, 9/18/19	225	223
2.38%, 11/16/20	300	294
3.13%, 6/12/27	100	94
6.45%, 9/15/37	450	557
4.00%, 9/18/42	250	235
GlaxoSmithKline Capital PLC,
2.85%, 5/8/22	1,000	983
Mylan N.V.,
3.15%, 6/15/21	1,250	1,236
3.95%, 6/15/26	285	272
Sanofi,
4.00%, 3/29/21	500	512
Shire Acquisitions Investments Ireland DAC,
2.40%, 9/23/21	1,000	957
2.88%, 9/23/23	250	235

		9,185

Pipeline - 0.1%
Enbridge, Inc.,
4.25%, 12/1/26	160	158
4.50%, 6/10/44	40	37
TransCanada PipeLines Ltd.,
9.88%, 1/1/21	175	202
5.85%, 3/15/36	200	224
6.20%, 10/15/37	445	509
7.25%, 8/15/38	210	266
6.10%, 6/1/40	165	187
(Variable, ICE LIBOR USD 3M + 2.21%),
4.55%, 5/15/67(3)	100	93

		1,676

Property & Casualty Insurance - 0.1%
Aon PLC,
3.50%, 6/14/24	500	486
Aspen Insurance Holdings Ltd.,
4.65%, 11/15/23	270	276
Sompo International Holdings Ltd.,
7.00%, 7/15/34	100	121
Willis Towers Watson PLC,
5.75%, 3/15/21	450	475
XLIT Ltd.,
4.45%, 3/31/25	210	207

FIXED INCOME INDEX FUNDS    40    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.7% continued
Property & Casualty Insurance - 0.1% continued
6.25%, 5/15/27	$50	$57
5.25%, 12/15/43	250	275

		1,897

Publishing & Broadcasting - 0.0%
Grupo Televisa S.A.B.,
6.63%, 1/15/40	570	617

Railroad - 0.1%
Canadian National Railway Co.,
2.85%, 12/15/21	85	84
2.75%, 3/1/26	250	236
6.90%, 7/15/28	25	31
6.25%, 8/1/34	15	19
6.20%, 6/1/36	40	50
6.38%, 11/15/37	20	26
3.50%, 11/15/42	150	135
Canadian Pacific Railway Co.,
5.95%, 5/15/37	710	849

		1,430

Retail - Consumer Discretionary - 0.0%
Alibaba Group Holding Ltd.,
3.40%, 12/6/27	335	312

Software & Services - 0.0%
Thomson Reuters Corp.,
3.95%, 9/30/21	200	202
5.50%, 8/15/35	150	160
5.65%, 11/23/43	285	307

		669

Sovereigns - 0.9%
Chile Government International Bond,
3.25%, 9/14/21	400	399
3.13%, 1/21/26	500	479
3.63%, 10/30/42	200	187
Colombia Government International Bond,
4.38%, 7/12/21	1,000	1,020
4.50%, 1/28/26	500	507
7.38%, 9/18/37	350	436
6.13%, 1/18/41	250	280
5.63%, 2/26/44	500	531
5.00%, 6/15/45	1,500	1,476
Hungary Government International Bond,
6.38%, 3/29/21	1,000	1,068
5.38%, 3/25/24	1,000	1,062
Israel Government International Bond,
4.00%, 6/30/22	250	256
4.50%, 1/30/43	200	202
Korea International Bond,
3.88%, 9/11/23	200	204
Mexico Government International Bond,
3.50%, 1/21/21	2,000	1,998
4.00%, 10/2/23	150	150
7.50%, 4/8/33	100	128
6.75%, 9/27/34	750	879
6.05%, 1/11/40	820	904
4.75%, 3/8/44	1,000	928
5.55%, 1/21/45	500	522
4.60%, 1/23/46	500	460
4.35%, 1/15/47	500	447
Panama Government International Bond,
4.00%, 9/22/24	575	579
3.75%, 3/16/25	500	494
6.70%, 1/26/36	550	674
Peruvian Government International Bond,
7.35%, 7/21/25	500	610
6.55%, 3/14/37	500	624
5.63%, 11/18/50	600	697
Philippine Government International Bond,
4.20%, 1/21/24	1,000	1,020
10.63%, 3/16/25	500	696
5.50%, 3/30/26	200	220
7.75%, 1/14/31	500	658
6.38%, 10/23/34	500	610
5.00%, 1/13/37	500	533
Republic of Italy Government International Bond,
5.38%, 6/15/33	175	190
Republic of Poland Government International Bond,
6.38%, 7/15/19	400	414

NORTHERN FUNDS QUARTERLY REPORT    41    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.7% continued
Sovereigns - 0.9% continued
5.13%, 4/21/21	$150	$157
3.00%, 3/17/23	1,000	976
4.00%, 1/22/24	150	152
Uruguay Government International Bond,
7.63%, 3/21/36	250	323
4.13%, 11/20/45	400	358
5.10%, 6/18/50	500	492

		25,000

Supermarkets & Pharmacies - 0.0%
Koninklijke Ahold Delhaize N.V.,
5.70%, 10/1/40	400	437

Supranationals - 1.4%
African Development Bank,
1.13%, 9/20/19	375	369
1.25%, 7/26/21	500	477
Asian Development Bank,
1.50%, 1/22/20	250	246
1.38%, 3/23/20	250	245
2.25%, 1/20/21	5,000	4,938
2.13%, 11/24/21	100	98
2.00%, 4/24/26	1,000	931
2.50%, 11/2/27	1,000	959
Corp. Andina de Fomento,
4.38%, 6/15/22	613	634
Council Of Europe Development Bank,
1.75%, 11/14/19	1,000	989
European Bank for Reconstruction & Development,
1.75%, 11/26/19	1,000	989
1.50%, 3/16/20	250	245
1.13%, 8/24/20	500	484
2.75%, 3/7/23	500	497
European Investment Bank,
1.25%, 12/16/19	1,000	981
1.63%, 3/16/20	250	246
2.00%, 3/15/21	4,000	3,916
2.50%, 4/15/21	1,500	1,486
2.38%, 5/13/21	2,500	2,470
2.13%, 10/15/21	200	195
2.25%, 3/15/22	250	244
3.25%, 1/29/24	250	253
2.50%, 10/15/24	1,000	970
2.13%, 4/13/26	1,500	1,406
4.88%, 2/15/36	200	247
Inter-American Development Bank,
1.13%, 9/12/19	200	197
3.88%, 9/17/19	600	609
1.75%, 10/15/19	1,000	990
3.88%, 2/14/20	500	510
1.88%, 6/16/20	1,000	987
1.88%, 3/15/21	250	244
1.25%, 9/14/21	550	523
1.75%, 9/14/22	400	383
3.00%, 2/21/24	150	150
2.13%, 1/15/25	500	477
2.00%, 6/2/26	1,000	930
3.88%, 10/28/41	200	222
International Bank for Reconstruction & Development,
1.38%, 3/30/20	1,500	1,468
2.25%, 6/24/21	500	492
1.38%, 9/20/21	2,000	1,912
2.00%, 1/26/22	235	228
1.63%, 2/10/22	1,000	958
2.50%, 11/25/24	600	584
2.13%, 3/3/25	700	665
2.50%, 7/29/25	500	485
4.75%, 2/15/35	25	31
International Finance Corp.,
1.75%, 9/16/19	250	248
2.25%, 1/25/21	155	153
1.13%, 7/20/21	1,000	951
Nordic Investment Bank,
1.50%, 9/29/20	200	195
2.25%, 2/1/21	667	659

		39,766

Travel & Lodging - 0.0%
Carnival Corp.,
3.95%, 10/15/20	250	254

Wireless Telecommunications Services - 0.2%
America Movil S.A.B. de C.V.,
3.13%, 7/16/22	295	290
6.13%, 11/15/37	505	583
Rogers Communications, Inc.,
3.00%, 3/15/23	80	78

FIXED INCOME INDEX FUNDS    42    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.7% continued
Wireless Telecommunications Services - 0.2% continued
3.63%, 12/15/25	$1,000	$978
4.50%, 3/15/43	45	44
5.45%, 10/1/43	130	142
Vodafone Group PLC,
2.95%, 2/19/23	1,290	1,245
7.88%, 2/15/30	15	19
6.25%, 11/30/32	895	1,004
6.15%, 2/27/37	135	148
4.38%, 2/19/43	230	207

		4,738

Wireline Telecommunications Services - 0.2%
British Telecommunications PLC,
9.63%, 12/15/30	100	143
Deutsche Telekom International Finance B.V.,
8.75%, 6/15/30	400	530
Orange S.A.,
5.38%, 7/8/19	600	615
9.00%, 3/1/31	610	837
Telefonica Emisiones S.A.U.,
5.46%, 2/16/21	155	162
4.57%, 4/27/23	775	801
4.10%, 3/8/27	475	459
7.05%, 6/20/36	205	247
Telefonos de Mexico S.A.B. de C.V.,
5.50%, 11/15/19	305	314

		4,108

Total Foreign Issuer Bonds (Cost $217,721)		214,492

U.S. GOVERNMENT AGENCIES - 29.5%(12)
Fannie Mae - 12.6%
1.13%, 7/26/19	3,002	2,963
0.88%, 8/2/19	2,000	1,967
1.75%, 9/12/19	1,000	992
1.75%, 11/26/19	3,000	2,970
2.63%, 9/6/24	1,000	983
2.13%, 4/24/26	1,000	936
7.13%, 1/15/30	1,500	2,066
6.63%, 11/15/30	200	268
5.63%, 7/15/37	1,000	1,333
Fannie Mae-Aces, Series 2011-M5, Class A2,
2.94%, 7/25/21	323	322
Fannie Mae-Aces, Series 2012-M17, Class A2,
2.18%, 11/25/22	200	193
Fannie Mae-Aces, Series 2012-M2, Class A2,
2.72%, 2/25/22	147	145
Fannie Mae-Aces, Series 2012-M4, Class 1A2,
2.98%, 4/25/22	137	137
Fannie Mae-Aces, Series 2012-M5, Class A2,
2.72%, 2/25/22	149	147
Fannie Mae-Aces, Series 2012-M9, Class A2,
2.48%, 4/25/22	200	196
Fannie Mae-Aces, Series 2013-M14, Class A2,
3.33%, 10/25/23	200	202
Fannie Mae-Aces, Series 2013-M6, Class 1AC,
3.85%, 2/25/43(2) (3)	150	147
Fannie Mae-Aces, Series 2013-M6, Class 2A,
2.57%, 3/25/23(2) (3)	157	154
Fannie Mae-Aces, Series 2013-M7, Class A2,
2.28%, 12/27/22	150	145
Fannie Mae-Aces, Series 2013-M9, Class A2,
2.39%, 1/25/23	124	121
Fannie Mae-Aces, Series 2014-M13, Class A2,
3.02%, 8/25/24	100	99
Fannie Mae-Aces, Series 2014-M3, Class A2,
3.50%, 1/25/24	350	356
Fannie Mae-Aces, Series 2014-M4, Class A2,
3.35%, 3/25/24	545	550
Fannie Mae-Aces, Series 2015-M1, Class A2,
2.53%, 9/25/24	150	144

NORTHERN FUNDS QUARTERLY REPORT    43    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.5%(12) continued
Fannie Mae - 12.6% continued
Fannie Mae-Aces, Series 2015-M11, Class A2,
2.94%, 4/25/25(2) (3)	$500	$488
Fannie Mae-Aces, Series 2015-M3, Class A2,
2.72%, 10/25/24	250	243
Fannie Mae-Aces, Series 2016-M3, Class A2,
2.70%, 2/25/26	100	96
Fannie Mae-Aces, Series 2016-M4, Class A2,
2.58%, 3/25/26	100	95
Fannie Mae-Aces, Series 2016-M5, Class A2,
2.47%, 4/25/26	250	235
Fannie Mae-Aces, Series 2016-M7, Class AV2,
2.16%, 10/25/23	250	240
Fannie Mae-Aces, Series 2016-M9, Class A2,
2.29%, 6/25/26	100	93
Fannie Mae-Aces, Series 2017-M1, Class A2,
2.50%, 10/25/26(2) (3)	100	93
Fannie Mae-Aces, Series 2017-M11, Class A2,
2.98%, 8/25/29	125	118
Fannie Mae-Aces, Series 2017-M2, Class A2,
2.88%, 2/25/27(2) (3)	100	96
Fannie Mae-Aces, Series 2017-M4, Class A2,
2.68%, 12/25/26(2) (3)	150	141
Fannie Mae-Aces, Series 2017-M5, Class A2,
3.30%, 4/25/29(2) (3)	125	121
Fannie Mae-Aces, Series 2017-M8, Class A2,
3.06%, 5/25/27	300	291
Fannie Mae-Aces, Series 2018-M1, Class A2,
3.09%, 12/25/27(2) (3)	250	242
Fannie Mae-Aces, Series 2018-M2, Class A2,
3.00%, 1/25/28(2) (3)	125	120
Fannie Mae-Aces, Series 2018-M3, Class A2,
3.19%, 2/25/30(2) (3)	100	96
Fannie Mae-Aces, Series 2018-M4, Class A2,
3.14%, 3/25/28(2) (3)	100	97
Fannie Mae-Aces, Series 2018-M8, Class A2,
3.33%, 6/25/28(2) (3)	100	99
Pool #255376,
6.00%, 8/1/19	4	4
Pool #256792,
6.50%, 6/1/22	17	17
Pool #256925,
6.00%, 10/1/37	20	22
Pool #256959,
6.00%, 11/1/37	109	121
Pool #257042,
6.50%, 1/1/38	220	242
Pool #257106,
4.50%, 1/1/28	3	3
Pool #257237,
4.50%, 6/1/28	38	39
Pool #357630,
5.00%, 10/1/19	5	5
Pool #707791,
5.00%, 6/1/33	128	137
Pool #725185,
5.00%, 2/1/19	3	3
Pool #725425,
5.50%, 4/1/34	46	50
Pool #730811,
4.50%, 8/1/33	87	91
Pool #735222,
5.00%, 2/1/35	28	30
Pool #735358,
5.50%, 2/1/35	114	124
Pool #735502,
6.00%, 4/1/35	16	18
Pool #737853,
5.00%, 9/1/33	216	231
Pool #745336,
5.00%, 3/1/36	571	612

FIXED INCOME INDEX FUNDS    44    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.5%(12) continued
Fannie Mae - 12.6% continued
Pool #745418,
5.50%, 4/1/36	$42	$46
Pool #745754,
5.00%, 9/1/34	345	370
Pool #745826,
6.00%, 7/1/36	160	176
Pool #746272,
4.00%, 10/1/18	4	4
Pool #747383,
5.50%, 10/1/33	100	107
Pool #755632,
5.00%, 4/1/34	88	95
Pool #772730,
5.00%, 4/1/34	94	101
Pool #790406,
6.00%, 9/1/34	60	66
Pool #793666,
5.50%, 9/1/34	70	76
Pool #796250,
5.50%, 11/1/34	45	49
Pool #800471,
5.50%, 10/1/34	313	339
Pool #807701,
4.50%, 12/1/19	4	4
Pool #811944,
4.50%, 1/1/20	7	8
Pool #817795,
6.00%, 8/1/36	22	24
Pool #826057,
5.00%, 7/1/35	67	71
Pool #826585,
5.00%, 8/1/35	124	133
Pool #828523,
5.00%, 7/1/35	41	44
Pool #831676,
6.50%, 8/1/36	17	19
Pool #832628,
5.50%, 9/1/20	16	16
Pool #833067,
5.50%, 9/1/35	156	169
Pool #833163,
5.00%, 9/1/35	82	87
Pool #840577,
5.00%, 10/1/20	8	8
Pool #844909,
4.50%, 10/1/20	2	2
Pool #845425,
6.00%, 2/1/36	109	120
Pool #847921,
5.50%, 11/1/20	49	50
Pool #863759,
4.00%, 12/1/20	7	7
Pool #864435,
4.50%, 12/1/20	25	25
Pool #868435,
6.00%, 4/1/36	165	182
Pool #869710,
6.00%, 4/1/36	63	70
Pool #871135,
6.00%, 1/1/37	41	45
Pool #880505,
6.00%, 8/1/21	4	5
Pool #881818,
6.50%, 8/1/36	125	141
Pool #885769,
6.00%, 6/1/36	16	17
Pool #885866,
6.00%, 6/1/36	77	85
Pool #887111,
5.50%, 5/1/20	3	3
Pool #888100,
5.50%, 9/1/36	191	208
Pool #888152,
5.00%, 5/1/21	13	13
Pool #888205,
6.50%, 2/1/37	43	47
Pool #888447,
4.00%, 5/1/21	12	12
Pool #889224,
5.50%, 1/1/37	212	230
Pool #889390,
6.00%, 3/1/23	21	22
Pool #889401,
6.00%, 3/1/38	90	99

NORTHERN FUNDS QUARTERLY REPORT    45    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.5%(12) continued
Fannie Mae - 12.6% continued
Pool #889415,
6.00%, 5/1/37	$413	$456
Pool #889579,
6.00%, 5/1/38	201	220
Pool #889630,
6.50%, 3/1/38	27	30
Pool #889970,
5.00%, 12/1/36	158	169
Pool #890234,
6.00%, 10/1/38	94	104
Pool #890329,
4.00%, 4/1/26	1,081	1,114
Pool #890339,
5.00%, 9/1/20	11	11
Pool #893363,
5.00%, 6/1/36	49	52
Pool #893366,
5.00%, 4/1/35	96	102
Pool #898417,
6.00%, 10/1/36	21	23
Pool #899079,
5.00%, 3/1/37	52	56
Pool #902414,
5.50%, 11/1/36	99	107
Pool #906090,
5.50%, 1/1/37	108	117
Pool #910147,
5.00%, 3/1/22	27	27
Pool #912414,
4.50%, 1/1/22	20	20
Pool #915499,
5.00%, 3/1/37	64	68
Pool #915870,
7.00%, 4/1/37	4	4
Pool #918515,
5.00%, 6/1/37	81	86
Pool #923123,
5.00%, 4/1/36	10	10
Pool #923166,
7.50%, 1/1/37	12	13
Pool #928261,
4.50%, 3/1/36	78	81
Pool #928584,
6.50%, 8/1/37	272	306
Pool #928909,
6.00%, 12/1/37	1	1
Pool #928915,
6.00%, 11/1/37	9	10
Pool #930606,
4.00%, 2/1/39	553	568
Pool #931195,
4.50%, 5/1/24	102	105
Pool #932023,
5.00%, 1/1/38	74	80
Pool #932741,
4.50%, 4/1/40	375	395
Pool #934466,
5.50%, 9/1/23	66	68
Pool #940623,
5.50%, 8/1/37	33	36
Pool #943388,
6.00%, 6/1/37	158	174
Pool #943617,
6.00%, 8/1/37	85	93
Pool #945876,
5.50%, 8/1/37	10	11
Pool #946527,
7.00%, 9/1/37	16	16
Pool #947216,
6.00%, 10/1/37	45	49
Pool #949391,
5.50%, 8/1/22	4	4
Pool #953018,
6.50%, 10/1/37	76	84
Pool #953910,
6.00%, 11/1/37	47	51
Pool #955771,
6.50%, 10/1/37	52	57
Pool #959604,
6.50%, 11/1/37	9	10
Pool #959880,
5.50%, 11/1/37	20	21
Pool #962687,
5.00%, 4/1/38	108	115

FIXED INCOME INDEX FUNDS    46    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.5%(12) continued
Fannie Mae - 12.6% continued
Pool #963735,
4.50%, 6/1/23	$49	$50
Pool #965389,
6.00%, 10/1/23	33	34
Pool #966660,
6.00%, 12/1/37	1	2
Pool #968037,
6.00%, 1/1/38	27	30
Pool #969632,
6.50%, 1/1/38	30	34
Pool #970013,
4.50%, 6/1/38	138	144
Pool #972452,
5.50%, 3/1/38	200	216
Pool #975365,
5.00%, 6/1/23	29	31
Pool #976963,
5.50%, 2/1/38	1,246	1,350
Pool #981704,
5.00%, 6/1/23	110	112
Pool #981854,
5.50%, 7/1/38	71	77
Pool #984075,
4.50%, 6/1/23	29	29
Pool #986760,
5.50%, 7/1/38	311	338
Pool #987114,
5.50%, 9/1/23	12	12
Pool #987115,
5.50%, 9/1/23	13	13
Pool #992472,
6.00%, 10/1/38	10	11
Pool #992491,
4.50%, 10/1/23	34	35
Pool #993055,
5.50%, 12/1/38	26	28
Pool #995018,
5.50%, 6/1/38	68	73
Pool #995203,
5.00%, 7/1/35	469	502
Pool #995266,
5.00%, 12/1/23	241	251
Pool #995879,
6.00%, 4/1/39	102	113
Pool #AA0649,
5.00%, 12/1/38	293	315
Pool #AA2939,
4.50%, 4/1/39	547	576
Pool #AA4482,
4.00%, 4/1/39	457	469
Pool #AA4562,
4.50%, 9/1/39	466	492
Pool #AA8978,
4.50%, 7/1/39	105	111
Pool #AA9357,
4.50%, 8/1/39	451	474
Pool #AB1048,
4.50%, 5/1/40	666	701
Pool #AB2067,
3.50%, 1/1/41	917	920
Pool #AB2092,
4.00%, 1/1/41	447	459
Pool #AB2272,
4.50%, 2/1/41	655	690
Pool #AB2693,
4.50%, 4/1/41	447	470
Pool #AB2768,
4.50%, 4/1/41	493	519
Pool #AB3035,
5.00%, 5/1/41	768	823
Pool #AB3246,
5.00%, 7/1/41	199	213
Pool #AB4057,
4.00%, 12/1/41	1,715	1,761
Pool #AB4293,
3.50%, 1/1/42	1,128	1,132
Pool #AB5049,
4.00%, 4/1/42	1,738	1,785
Pool #AB6016,
3.50%, 8/1/42	804	806
Pool #AB6293,
3.50%, 9/1/27	1,234	1,254
Pool #AB6472,
2.00%, 10/1/27	558	540

NORTHERN FUNDS QUARTERLY REPORT    47    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.5%(12) continued
Fannie Mae - 12.6% continued
Pool #AB7076,
3.00%, 11/1/42	$2,617	$2,558
Pool #AB7503,
3.00%, 1/1/43	1,161	1,134
Pool #AB7733,
3.00%, 1/1/43	2,304	2,252
Pool #AB8787,
2.00%, 3/1/28	1,148	1,103
Pool #AB8823,
3.00%, 3/1/43	4,138	4,043
Pool #AB9019,
3.00%, 4/1/43	976	954
Pool #AB9136,
2.50%, 4/1/43	112	106
Pool #AB9363,
3.50%, 5/1/43	2,738	2,742
Pool #AB9990,
3.00%, 7/1/33	228	227
Pool #AC2947,
5.50%, 9/1/39	383	411
Pool #AC2969,
5.00%, 9/1/39	1,759	1,887
Pool #AC3263,
4.50%, 9/1/29	177	186
Pool #AC3312,
4.50%, 10/1/39	902	949
Pool #AC4861,
4.50%, 11/1/24	230	237
Pool #AC5040,
4.00%, 10/1/24	141	145
Pool #AC6118,
4.50%, 11/1/39	256	269
Pool #AC6742,
4.50%, 1/1/40	996	1,048
Pool #AC8518,
5.00%, 12/1/39	403	433
Pool #AC9581,
5.50%, 1/1/40	947	1,030
Pool #AD0119,
6.00%, 7/1/38	274	302
Pool #AD0585,
4.50%, 12/1/39	485	512
Pool #AD0639,
6.00%, 12/1/38	95	104
Pool #AD0969,
5.50%, 8/1/37	350	379
Pool #AD5241,
4.50%, 7/1/40	348	366
Pool #AD5525,
5.00%, 6/1/40	396	425
Pool #AD5556,
4.00%, 6/1/25	115	118
Pool #AD7859,
5.00%, 6/1/40	255	274
Pool #AE0949,
4.00%, 2/1/41	1,051	1,080
Pool #AE0971,
4.00%, 5/1/25	91	94
Pool #AE0981,
3.50%, 3/1/41	833	836
Pool #AE1807,
4.00%, 10/1/40	1,348	1,385
Pool #AE3873,
4.50%, 10/1/40	183	192
Pool #AE5436,
4.50%, 10/1/40	254	267
Pool #AE5767,
(Floating, ICE LIBOR USD 1Y + 1.75%, 8.75% Cap),
4.21%, 5/1/41(3)	87	90
Pool #AE7758,
3.50%, 11/1/25	184	186
Pool #AH0525,
4.00%, 12/1/40	1,119	1,149
Pool #AH1295,
3.50%, 1/1/26	344	349
Pool #AH3226,
5.00%, 2/1/41	70	75
Pool #AH4158,
4.00%, 1/1/41	193	198
Pool #AH4450,
3.00%, 1/1/26	217	217
Pool #AH5573,
4.00%, 2/1/41	919	945
Pool #AH5614,
3.50%, 2/1/26	359	364

FIXED INCOME INDEX FUNDS    48    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.5%(12) continued
Fannie Mae - 12.6% continued
Pool #AH8854,
4.50%, 4/1/41	$272	$286
Pool #AI1247,
4.00%, 4/1/26	170	175
Pool #AI3470,
4.50%, 6/1/41	391	411
Pool #AI4361,
(Floating, ICE LIBOR USD 1Y + 1.80%, 8.08% Cap),
3.55%, 9/1/41(3)	18	19
Pool #AI4380,
(Floating, ICE LIBOR USD 1Y + 1.80%, 8.13% Cap),
3.55%, 11/1/41(3)	26	27
Pool #AI5603,
4.50%, 7/1/41	222	233
Pool #AI7743,
4.00%, 8/1/41	235	241
Pool #AI9137,
2.50%, 11/1/27	1,581	1,548
Pool #AI9555,
4.00%, 9/1/41	572	587
Pool #AI9828,
(Floating, ICE LIBOR USD 1Y + 1.82%, 7.82% Cap),
2.84%, 11/1/41(3)	61	64
Pool #AJ2001,
(Floating, ICE LIBOR USD 1Y + 1.80%, 7.97% Cap),
2.97%, 10/1/41(3)	31	32
Pool #AJ4093,
3.50%, 10/1/26	90	92
Pool #AJ4408,
4.50%, 10/1/41	116	121
Pool #AJ6086,
3.00%, 12/1/26	265	265
Pool #AJ9152,
3.50%, 12/1/26	1,094	1,108
Pool #AJ9218,
4.00%, 2/1/42	760	781
Pool #AJ9326,
3.50%, 1/1/42	1,305	1,310
Pool #AJ9355,
3.00%, 1/1/27	600	600
Pool #AK4813,
3.50%, 3/1/42	521	523
Pool #AK4945,
3.50%, 2/1/42	603	605
Pool #AK7766,
2.50%, 3/1/27	711	696
Pool #AK9444,
4.00%, 3/1/42	219	226
Pool #AL0442,
5.50%, 6/1/40	102	110
Pool #AL0766,
4.00%, 9/1/41	1,306	1,343
Pool #AL1449,
4.00%, 1/1/42	1,320	1,356
Pool #AL1849,
6.00%, 2/1/39	406	448
Pool #AL1939,
3.50%, 6/1/42	1,411	1,416
Pool #AL2243,
4.00%, 3/1/42	1,340	1,376
Pool #AL2303,
4.50%, 6/1/26	227	231
Pool #AL2326,
4.50%, 4/1/42	2,612	2,740
Pool #AL2397,
(Floating, ICE LIBOR USD 1Y + 1.71%, 7.68% Cap),
2.68%, 8/1/42(3)	141	146
Pool #AL2438,
3.00%, 9/1/27	1,516	1,516
Pool #AL2893,
3.50%, 12/1/42	3,270	3,283
Pool #AL3396,
2.50%, 3/1/28	658	645
Pool #AL4408,
4.50%, 11/1/43	1,666	1,750
Pool #AL4462,
2.50%, 6/1/28	1,126	1,104
Pool #AL4908,
4.00%, 2/1/44	1,256	1,292
Pool #AL5167,
3.50%, 1/1/34	340	345
Pool #AL5254,
3.00%, 11/1/27	850	850

NORTHERN FUNDS QUARTERLY REPORT    49    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.5%(12) continued
Fannie Mae - 12.6% continued
Pool #AL5377,
4.00%, 6/1/44	$3,353	$3,451
Pool #AL5734,
3.50%, 9/1/29	1,053	1,070
Pool #AL5785,
4.00%, 9/1/44	2,005	2,068
Pool #AL6488,
3.50%, 8/1/43	699	701
Pool #AL7807,
3.00%, 11/1/30	2,773	2,767
Pool #AL8469,
3.50%, 4/1/31	499	506
Pool #AL8908,
3.00%, 8/1/46	949	923
Pool #AL8951,
3.00%, 8/1/46	877	852
Pool #AL9582,
3.00%, 12/1/31	1,255	1,248
Pool #AO0752,
3.00%, 4/1/42	738	722
Pool #AO0800,
3.00%, 4/1/27	555	555
Pool #AO2973,
3.50%, 5/1/42	1,616	1,625
Pool #AO4136,
3.50%, 6/1/42	984	988
Pool #AO7970,
2.50%, 6/1/27	371	363
Pool #AO8031,
3.50%, 7/1/42	2,689	2,698
Pool #AO8629,
3.50%, 7/1/42	460	462
Pool #AP6273,
3.00%, 10/1/42	768	751
Pool #AQ6784,
3.50%, 12/1/42	830	833
Pool #AQ8185,
2.50%, 1/1/28	225	220
Pool #AQ8647,
3.50%, 12/1/42	1,228	1,231
Pool #AR1706,
2.50%, 1/1/28	3,645	3,572
Pool #AR3054,
3.00%, 1/1/28	846	847
Pool #AR3792,
3.00%, 2/1/43	694	678
Pool #AR8151,
3.00%, 3/1/43	1,349	1,319
Pool #AR9188,
2.50%, 3/1/43	164	155
Pool #AR9582,
3.00%, 3/1/43	443	433
Pool #AS0018,
3.00%, 7/1/43	2,872	2,806
Pool #AS0275,
3.00%, 8/1/33	287	286
Pool #AS3600,
3.00%, 10/1/29	1,826	1,826
Pool #AS3657,
4.50%, 10/1/44	1,643	1,720
Pool #AS4085,
4.00%, 12/1/44	685	705
Pool #AS4306,
3.00%, 1/1/45	1,233	1,200
Pool #AS4458,
3.50%, 2/1/45	3,979	3,978
Pool #AS4715,
3.00%, 4/1/45	1,134	1,104
Pool #AS5090,
2.50%, 6/1/30	437	427
Pool #AS5324,
2.50%, 7/1/30	954	932
Pool #AS5500,
3.00%, 7/1/35	468	462
Pool #AS5666,
4.00%, 8/1/45	1,473	1,504
Pool #AS5892,
3.50%, 10/1/45	1,825	1,821
Pool #AS6192,
3.50%, 11/1/45	3,382	3,376
Pool #AS6262,
3.50%, 11/1/45	2,053	2,050
Pool #AS6332,
3.50%, 12/1/45	2,270	2,266

FIXED INCOME INDEX FUNDS     50    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.5%(12) continued
Fannie Mae - 12.6% continued
Pool #AS6398,
3.50%, 12/1/45	$1,559	$1,556
Pool #AS6730,
3.50%, 2/1/46	2,928	2,923
Pool #AS6887,
2.50%, 3/1/31	866	844
Pool #AS7149,
3.00%, 5/1/46	1,592	1,548
Pool #AS7157,
3.00%, 5/1/46	1,002	972
Pool #AS7247,
4.00%, 5/1/46	691	705
Pool #AS7343,
3.00%, 6/1/46	941	913
Pool #AS7480,
2.00%, 7/1/31	236	224
Pool #AS7580,
3.00%, 7/1/46	1,126	1,092
Pool #AS8067,
3.00%, 10/1/46	1,580	1,535
Pool #AS8074,
3.00%, 10/1/46	905	878
Pool #AS8178,
3.00%, 10/1/36	293	290
Pool #AS8194,
2.50%, 10/1/31	2,886	2,811
Pool #AS8424,
3.00%, 12/1/36	438	432
Pool #AS8483,
3.00%, 12/1/46	1,368	1,326
Pool #AS8591,
2.00%, 1/1/32	434	411
Pool #AS8614,
3.50%, 1/1/32	319	323
Pool #AS8699,
4.00%, 1/1/47	4,267	4,354
Pool #AS8960,
4.00%, 3/1/47	891	913
Pool #AS9505,
3.00%, 4/1/32	876	871
Pool #AT0666,
3.50%, 4/1/43	544	544
Pool #AT2720,
3.00%, 5/1/43	1,281	1,252
Pool #AT3164,
3.00%, 4/1/43	2,133	2,086
Pool #AT3180,
3.00%, 5/1/43	2,607	2,548
Pool #AT5026,
3.00%, 5/1/43	2,209	2,158
Pool #AU1657,
2.50%, 7/1/28	538	527
Pool #AU1689,
3.50%, 8/1/43	2,598	2,601
Pool #AU1808,
3.00%, 8/1/43	2,154	2,104
Pool #AU3164,
3.00%, 8/1/33	247	246
Pool #AU5918,
3.00%, 9/1/43	1,966	1,921
Pool #AU5919,
3.50%, 9/1/43	1,424	1,426
Pool #AV0691,
4.00%, 12/1/43	2,642	2,718
Pool #AV2339,
4.00%, 12/1/43	579	596
Pool #AW8167,
3.50%, 2/1/42	645	648
Pool #AW8595,
3.00%, 8/1/29	441	441
Pool #AX2163,
3.50%, 11/1/44	852	851
Pool #AX4413,
4.00%, 11/1/44	1,735	1,773
Pool #AX4839,
3.50%, 11/1/44	1,573	1,572
Pool #AX6139,
4.00%, 11/1/44	2,172	2,229
Pool #AY0544,
2.50%, 8/1/27	1,553	1,522
Pool #AY3062,
3.00%, 11/1/26	549	549
Pool #AY5580,
3.50%, 6/1/45	5,086	5,078

NORTHERN FUNDS QUARTERLY REPORT    51    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.5%(12) continued
Fannie Mae - 12.6% continued
Pool #AY9555,
3.00%, 5/1/45	$1,709	$1,663
Pool #AZ1449,
3.00%, 7/1/45	1,173	1,141
Pool #AZ2936,
3.00%, 9/1/45	609	593
Pool #AZ2947,
4.00%, 9/1/45	1,500	1,531
Pool #AZ4775,
3.50%, 10/1/45	1,023	1,021
Pool #BA2911,
3.00%, 11/1/30	478	477
Pool #BC0326,
3.50%, 12/1/45	735	734
Pool #BC0822,
3.50%, 4/1/46	6,919	6,907
Pool #BC1105,
3.50%, 2/1/46	2,668	2,663
Pool #BC1510,
3.00%, 8/1/46	810	786
Pool #BC9096,
3.50%, 12/1/46	1,062	1,060
Pool #BE3171,
2.50%, 2/1/32	896	871
Pool #BH1130,
3.50%, 4/1/32	808	818
Pool #BH7032,
3.50%, 12/1/47	695	693
Pool #BH7106,
3.50%, 1/1/48	1,442	1,437
Pool #BH9215,
3.50%, 1/1/48	454	453
Pool #BJ0648,
3.50%, 3/1/48	1,515	1,509
Pool #BJ9260,
4.00%, 4/1/48	1,586	1,618
Pool #BM1687,
4.00%, 1/1/47	3,699	3,783
Pool #BM2001,
3.50%, 12/1/46	423	423
Pool #BM3286,
4.50%, 11/1/47	283	296
Pool #CA0110,
3.50%, 8/1/47	1,856	1,851
Pool #CA0619,
4.00%, 10/1/47	478	488
Pool #CA0620,
4.00%, 10/1/47	4,787	4,887
Pool #CA0656,
3.50%, 11/1/47	2,396	2,390
Pool #CA0859,
3.50%, 12/1/47	2,472	2,464
Pool #CA0917,
3.50%, 12/1/47	1,424	1,420
Pool #CA1370,
3/1/48(1)	898	918
Pool #CA1378,
4.00%, 3/1/48	988	1,008
Pool #CA1564,
4/1/48(1)	536	559
Pool #CA1711,
4.50%, 5/1/48	1,592	1,660
Pool #CA1951,
7/1/48(1)	1,090	1,113
Pool #CA1952,
6/1/48(1)	560	585
Pool #MA0361,
4.00%, 3/1/30	177	181
Pool #MA0667,
4.00%, 3/1/31	439	451
Pool #MA0706,
4.50%, 4/1/31	524	548
Pool #MA0711,
3.50%, 4/1/31	271	272
Pool #MA0804,
4.00%, 7/1/31	288	296
Pool #MA0976,
3.50%, 2/1/32	613	622
Pool #MA1107,
3.50%, 7/1/32	763	774
Pool #MA1138,
3.50%, 8/1/32	417	423
Pool #MA1141,
3.00%, 8/1/32	214	213

FIXED INCOME INDEX FUNDS    52    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.5%(12) continued
Fannie Mae - 12.6% continued
Pool #MA1200,
3.00%, 10/1/32	$1,168	$1,162
Pool #MA1239,
3.50%, 11/1/32	568	577
Pool #MA1432,
3.00%, 5/1/33	1,174	1,157
Pool #MA1511,
2.50%, 7/1/33	350	339
Pool #MA1764,
4.00%, 1/1/34	515	533
Pool #MA2320,
3.00%, 7/1/35	1,029	1,016
Pool #MA2473,
3.50%, 12/1/35	462	468
Pool #MA2489,
2.50%, 12/1/30	1,405	1,372
Pool #MA2512,
4.00%, 1/1/46	665	678
Pool #MA2670,
3.00%, 7/1/46	2,565	2,488
Pool #MA2672,
3.00%, 7/1/36	572	565
Pool #MA2705,
3.00%, 8/1/46	1,816	1,762
Pool #MA2737,
3.00%, 9/1/46	820	796
Pool #MA2738,
3.00%, 9/1/36	830	819
Pool #MA2771,
3.00%, 10/1/46	882	855
Pool #MA2775,
2.50%, 10/1/31	488	476
Pool #MA2781,
2.50%, 10/1/46	559	524
Pool #MA2817,
2.50%, 11/1/36	442	420
Pool #MA2841,
2.50%, 12/1/36	179	170
Pool #MA2863,
3.00%, 1/1/47	12,706	12,327
Pool #MA2895,
3.00%, 2/1/47	732	710
Pool #MA2929,
3.50%, 3/1/47	4,403	4,394
Pool #MA3028,
3.50%, 6/1/37	947	957
Pool #MA3057,
3.50%, 7/1/47	2,259	2,254
Pool #MA3058,
4.00%, 7/1/47	898	917
Pool #MA3073,
4.50%, 7/1/47	1,821	1,899
Pool #MA3127,
3.00%, 9/1/37	374	368
Pool #MA3150,
4.50%, 10/1/47	876	914
Pool #MA3181,
3.50%, 11/1/37	287	288
Pool #MA3182,
3.50%, 11/1/47	2,370	2,361
Pool #MA3184,
4.50%, 11/1/47	275	287
Pool #MA3185,
3.00%, 11/1/37	479	472
Pool #MA3188,
3.00%, 11/1/32	1,397	1,389
Pool #MA3211,
4.00%, 12/1/47	478	489
Pool #MA3239,
4.00%, 1/1/48	2,027	2,071
Pool #MA3276,
3.50%, 2/1/48	2,027	2,021
Pool #MA3281,
4.00%, 2/1/38	973	1,003
Pool #MA3334,
4.50%, 4/1/48	1,872	1,954
Pool TBA,
7/18/33(1)	6,500	6,417
7/18/48(1)	9,700	9,773

		351,179

Federal Home Loan Bank - 0.0%
Federal Home Loan Banks,
2.63%, 5/28/20	500	500
5.50%, 7/15/36	500	653

		1,153

NORTHERN FUNDS QUARTERLY REPORT    53    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.5%(12) continued
Freddie Mac - 0.7%
1.25%, 10/2/19	$1,000	$985
1.38%, 5/1/20	500	490
2.38%, 1/13/22	1,500	1,480
6.75%, 3/15/31	1,200	1,638
Freddie Mac Multifamily Structured Pass Through Certificates, Series K006, Class A2,
4.25%, 1/25/20	185	188
Freddie Mac Multifamily Structured Pass Through Certificates, Series K007, Class A2,
4.22%, 3/25/20	243	248
Freddie Mac Multifamily Structured Pass Through Certificates, Series K008, Class A2,
3.53%, 6/25/20	263	266
Freddie Mac Multifamily Structured Pass Through Certificates, Series K011, Class A2,
4.08%, 11/25/20	785	804
Freddie Mac Multifamily Structured Pass Through Certificates, Series K013, Class A2,
3.97%, 1/25/21	575	588
Freddie Mac Multifamily Structured Pass Through Certificates, Series K014, Class A2,
3.87%, 4/25/21	349	357
Freddie Mac Multifamily Structured Pass Through Certificates, Series K017, Class A2,
2.87%, 12/25/21	100	99
Freddie Mac Multifamily Structured Pass Through Certificates, Series K018, Class A2,
2.79%, 1/25/22	500	496
Freddie Mac Multifamily Structured Pass Through Certificates, Series K020, Class A2,
2.37%, 5/25/22	150	147
Freddie Mac Multifamily Structured Pass Through Certificates, Series K023, Class A2,
2.31%, 8/25/22	350	340
Freddie Mac Multifamily Structured Pass Through Certificates, Series K024, Class A2,
2.57%, 9/25/22	200	196
Freddie Mac Multifamily Structured Pass Through Certificates, Series K025, Class A1,
1.88%, 4/25/22	299	293
Freddie Mac Multifamily Structured Pass Through Certificates, Series K027, Class A2,
2.64%, 1/25/23	750	739
Freddie Mac Multifamily Structured Pass Through Certificates, Series K028, Class A2,
3.11%, 2/25/23	300	301
Freddie Mac Multifamily Structured Pass Through Certificates, Series K029, Class A2,
3.32%, 2/25/23	250	253
Freddie Mac Multifamily Structured Pass Through Certificates, Series K030, Class A2,
3.25%, 4/25/23	300	302
Freddie Mac Multifamily Structured Pass Through Certificates, Series K031, Class A2,
3.30%, 4/25/23	227	229
Freddie Mac Multifamily Structured Pass Through Certificates, Series K032, Class A2,
3.31%, 5/25/23	365	369
Freddie Mac Multifamily Structured Pass Through Certificates, Series K033, Class A2,
3.06%, 7/25/23	350	349
Freddie Mac Multifamily Structured Pass Through Certificates, Series K038, Class A2,
3.39%, 3/25/24	295	299
Freddie Mac Multifamily Structured Pass Through Certificates, Series K040, Class A2,
3.24%, 9/25/24	300	302

FIXED INCOME INDEX FUNDS    54    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.5%(12) continued
Freddie Mac - 0.7% continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K041, Class A2,
3.17%, 10/25/24	$300	$300
Freddie Mac Multifamily Structured Pass Through Certificates, Series K042, Class A2,
2.67%, 12/25/24	200	194
Freddie Mac Multifamily Structured Pass Through Certificates, Series K043, Class A2,
3.06%, 12/25/24	200	199
Freddie Mac Multifamily Structured Pass Through Certificates, Series K046, Class A2,
3.21%, 3/25/25	250	250
Freddie Mac Multifamily Structured Pass Through Certificates, Series K051, Class A2,
3.31%, 9/25/25	300	301
Freddie Mac Multifamily Structured Pass Through Certificates, Series K053, Class A2,
3.00%, 12/25/25	300	295
Freddie Mac Multifamily Structured Pass Through Certificates, Series K054, Class A2,
2.75%, 1/25/26	250	242
Freddie Mac Multifamily Structured Pass Through Certificates, Series K055, Class A2,
2.67%, 3/25/26	500	479
Freddie Mac Multifamily Structured Pass Through Certificates, Series K056, Class A2,
2.53%, 5/25/26	400	379
Freddie Mac Multifamily Structured Pass Through Certificates, Series K058, Class A2,
2.65%, 8/25/26	250	238
Freddie Mac Multifamily Structured Pass Through Certificates, Series K065, Class A2,
3.24%, 4/25/27	350	346
Freddie Mac Multifamily Structured Pass Through Certificates, Series K066, Class A2,
3.12%, 6/25/27	350	342
Freddie Mac Multifamily Structured Pass Through Certificates, Series K067, Class A2,
3.19%, 7/25/27	250	246
Freddie Mac Multifamily Structured Pass Through Certificates, Series K068, Class A2,
3.24%, 8/25/27	150	148
Freddie Mac Multifamily Structured Pass Through Certificates, Series K069, Class A2,
3.19%, 9/25/27	200	196
Freddie Mac Multifamily Structured Pass Through Certificates, Series K070, Class A2,
3.30%, 11/25/27	150	148
Freddie Mac Multifamily Structured Pass Through Certificates, Series K072, Class A2,
3.44%, 12/25/27	150	150
Freddie Mac Multifamily Structured Pass Through Certificates, Series K073, Class A2,
3.35%, 1/25/28	150	149
Freddie Mac Multifamily Structured Pass Through Certificates, Series K074, Class A2,
3.60%, 1/25/28	150	152
Freddie Mac Multifamily Structured Pass Through Certificates, Series K075, Class A2,
3.65%, 2/25/28	150	152
Freddie Mac Multifamily Structured Pass Through Certificates, Series K076, Class A2,
3.90%, 4/25/28	200	207
Freddie Mac Multifamily Structured Pass Through Certificates, Series K077, Class A2,
3.85%, 5/25/28	200	207

NORTHERN FUNDS QUARTERLY REPORT    55    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.5%(12) continued
Freddie Mac - 0.7% continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K716, Class A2,
3.13%, 6/25/21	$500	$501
Freddie Mac Multifamily Structured Pass Through Certificates, Series K718, Class A2,
2.79%, 1/25/22	250	248
Freddie Mac Multifamily Structured Pass Through Certificates, Series K719, Class A2,
2.73%, 6/25/22	100	99
Freddie Mac Multifamily Structured Pass Through Certificates, Series K722, Class A2,
2.41%, 3/25/23	250	243
Freddie Mac Multifamily Structured Pass Through Certificates, Series K729, Class A2,
3.14%, 10/25/24	200	199
Freddie Mac Multifamily Structured Pass Through Certificates, Series K730, Class A2,
3.59%, 1/25/25	200	204
Freddie Mac Multifamily Structured Pass Through Certificates, Series K731, Class A2,
3.60%, 2/25/25	150	153
Freddie Mac Multifamily Structured Pass Through Certificates, Series K732, Class A2,
3.70%, 5/25/25	200	205

		18,930

Freddie Mac Gold - 7.8%
Pool #A16753,
5.00%, 11/1/33	45	48
Pool #A17665,
5.00%, 1/1/34	50	53
Pool #A27950,
5.50%, 11/1/34	249	270
Pool #A31136,
5.50%, 1/1/35	209	225
Pool #A39306,
5.50%, 11/1/35	145	157
Pool #A46224,
5.00%, 7/1/35	23	25
Pool #A48104,
5.00%, 1/1/36	61	66
Pool #A51296,
6.00%, 8/1/36	11	11
Pool #A54897,
6.50%, 8/1/36	51	57
Pool #A56110,
5.50%, 12/1/36	121	129
Pool #A57604,
5.00%, 3/1/37	155	165
Pool #A58718,
5.50%, 3/1/37	13	14
Pool #A59081,
5.50%, 4/1/37	194	209
Pool #A60942,
5.00%, 5/1/37	53	56
Pool #A61560,
5.50%, 10/1/36	275	299
Pool #A61573,
5.00%, 9/1/34	971	1,037
Pool #A61597,
5.50%, 12/1/35	36	39
Pool #A64474,
5.50%, 9/1/37	16	17
Pool #A67116,
7.00%, 10/1/37	15	17
Pool #A68761,
5.50%, 9/1/37	129	138
Pool #A69169,
4.50%, 12/1/37	60	63
Pool #A69303,
6.00%, 11/1/37	21	24
Pool #A73778,
5.00%, 2/1/38	93	99
Pool #A74134,
7.00%, 2/1/38	22	23
Pool #A78507,
5.00%, 6/1/38	290	308
Pool #A81606,
6.00%, 9/1/38	17	19
Pool #A83008,
5.50%, 11/1/38	232	252

FIXED INCOME INDEX FUNDS     56    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.5%(12) continued
Freddie Mac Gold - 7.8% continued
Pool #A84432,
4.50%, 2/1/39	$56	$59
Pool #A88476,
4.50%, 9/1/39	1,623	1,704
Pool #A89346,
4.50%, 10/1/39	856	900
Pool #A90749,
4.50%, 1/1/40	741	780
Pool #A91541,
5.00%, 3/1/40	206	220
Pool #A91626,
4.50%, 3/1/40	435	458
Pool #A91942,
4.50%, 4/1/40	314	331
Pool #A94672,
4.50%, 10/1/40	483	508
Pool #A96296,
4.00%, 1/1/41	538	553
Pool #A96310,
4.00%, 1/1/41	382	393
Pool #A96995,
4.00%, 2/1/41	859	883
Pool #A97443,
4.50%, 3/1/41	376	395
Pool #B10630,
4.50%, 11/1/18	8	8
Pool #B17658,
4.50%, 1/1/20	1	1
Pool #B18502,
5.50%, 6/1/20	3	3
Pool #B18931,
4.50%, 3/1/20	2	2
Pool #C03457,
4.50%, 2/1/40	269	283
Pool #C03812,
3.50%, 4/1/42	638	644
Pool #C03821,
3.50%, 4/1/42	1,281	1,285
Pool #C04268,
3.00%, 10/1/42	2,793	2,729
Pool #C09004,
3.50%, 7/1/42	431	432
Pool #C09042,
3.50%, 5/1/43	551	552
Pool #C09063,
4.00%, 9/1/44	457	468
Pool #C09066,
3.50%, 10/1/44	626	626
Pool #C91009,
5.00%, 11/1/26	12	13
Pool #C91247,
5.00%, 4/1/29	137	145
Pool #C91354,
4.00%, 1/1/31	438	450
Pool #C91370,
4.50%, 5/1/31	225	235
Pool #C91388,
3.50%, 2/1/32	264	268
Pool #C91402,
4.00%, 10/1/31	359	371
Pool #C91408,
3.50%, 11/1/31	263	266
Pool #C91485,
3.50%, 8/1/32	419	425
Pool #C91811,
4.00%, 1/1/35	186	192
Pool #C91826,
3.00%, 5/1/35	336	331
Pool #C91858,
3.00%, 12/1/35	357	352
Pool #C91879,
3.00%, 6/1/36	405	399
Pool #C91891,
3.00%, 9/1/36	429	423
Pool #C91904,
2.50%, 11/1/36	265	252
Pool #C91908,
3.00%, 1/1/37	177	174
Pool #C91949,
3.00%, 9/1/37	472	464
Pool #C91955,
3.00%, 10/1/37	381	375
Pool #C91970,
3.50%, 1/1/38	490	492

NORTHERN FUNDS QUARTERLY REPORT    57    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.5%(12) continued
Freddie Mac Gold - 7.8% continued
Pool #C91971,
4.00%, 1/1/38	$192	$197
Pool #D97564,
5.00%, 1/1/28	113	119
Pool #D99094,
3.00%, 3/1/32	282	281
Pool #E03033,
3.00%, 2/1/27	549	549
Pool #E04044,
3.50%, 8/1/27	857	867
Pool #E04072,
2.50%, 8/1/27	245	240
Pool #E99030,
4.50%, 9/1/18	3	3
Pool #G01907,
4.50%, 8/1/34	28	29
Pool #G01974,
5.00%, 12/1/35	264	281
Pool #G02064,
5.00%, 2/1/36	124	132
Pool #G02069,
5.50%, 3/1/36	20	22
Pool #G02386,
6.00%, 11/1/36	202	223
Pool #G02391,
6.00%, 11/1/36	6	7
Pool #G02540,
5.00%, 11/1/34	61	65
Pool #G02649,
6.00%, 1/1/37	10	11
Pool #G02702,
6.50%, 1/1/37	23	26
Pool #G02789,
6.00%, 4/1/37	692	762
Pool #G02911,
6.00%, 4/1/37	9	10
Pool #G02973,
6.00%, 6/1/37	25	27
Pool #G03121,
5.00%, 6/1/36	106	113
Pool #G03134,
5.50%, 8/1/36	44	48
Pool #G03176,
5.00%, 8/1/37	36	38
Pool #G03218,
6.00%, 9/1/37	25	28
Pool #G03351,
6.00%, 9/1/37	51	57
Pool #G03513,
6.00%, 11/1/37	61	67
Pool #G03600,
7.00%, 11/1/37	26	29
Pool #G03737,
6.50%, 11/1/37	375	417
Pool #G03992,
6.00%, 3/1/38	55	60
Pool #G04287,
5.00%, 5/1/38	117	125
Pool #G04459,
5.50%, 6/1/38	93	101
Pool #G04611,
6.00%, 7/1/38	180	198
Pool #G04650,
6.50%, 9/1/38	94	105
Pool #G04817,
5.00%, 9/1/38	67	72
Pool #G05082,
5.00%, 3/1/38	152	162
Pool #G05167,
4.50%, 2/1/39	181	189
Pool #G05725,
4.50%, 11/1/39	402	422
Pool #G05733,
5.00%, 11/1/39	322	344
Pool #G05870,
4.50%, 4/1/40	496	522
Pool #G05969,
5.00%, 8/1/40	208	222
Pool #G05971,
5.50%, 8/1/40	851	915
Pool #G06020,
5.50%, 12/1/39	748	810
Pool #G06767,
5.00%, 10/1/41	652	697

FIXED INCOME INDEX FUNDS    58    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.5%(12) continued
Freddie Mac Gold - 7.8% continued
Pool #G06947,
6.00%, 5/1/40	$211	$232
Pool #G07030,
4.00%, 6/1/42	2,318	2,386
Pool #G07098,
3.50%, 7/1/42	678	680
Pool #G07152,
4.00%, 6/1/42	1,768	1,818
Pool #G07171,
4.00%, 8/1/42	960	987
Pool #G07445,
2.50%, 7/1/43	690	645
Pool #G07787,
4.00%, 8/1/44	3,324	3,417
Pool #G07924,
3.50%, 1/1/45	978	980
Pool #G07961,
3.50%, 3/1/45	1,970	1,972
Pool #G07998,
4.50%, 7/1/44	475	497
Pool #G08189,
7.00%, 3/1/37	31	36
Pool #G08192,
5.50%, 4/1/37	44	47
Pool #G08341,
5.00%, 4/1/39	904	965
Pool #G08477,
3.50%, 2/1/42	775	778
Pool #G08537,
3.00%, 7/1/43	2,405	2,347
Pool #G08554,
3.50%, 10/1/43	1,023	1,026
Pool #G08608,
3.00%, 9/1/44	438	427
Pool #G08624,
4.00%, 1/1/45	1,373	1,405
Pool #G08632,
3.50%, 3/1/45	1,772	1,770
Pool #G08648,
3.00%, 6/1/45	748	726
Pool #G08650,
3.50%, 6/1/45	1,396	1,395
Pool #G08653,
3.00%, 7/1/45	1,829	1,777
Pool #G08660,
4.00%, 8/1/45	481	492
Pool #G08666,
3.00%, 9/1/45	5,458	5,300
Pool #G08667,
3.50%, 9/1/45	1,093	1,092
Pool #G08672,
4.00%, 10/1/45	652	667
Pool #G08677,
4.00%, 11/1/45	598	611
Pool #G08681,
3.50%, 12/1/45	2,082	2,080
Pool #G08698,
3.50%, 3/1/46	1,085	1,083
Pool #G08702,
3.50%, 4/1/46	1,117	1,115
Pool #G08710,
3.00%, 6/1/46	1,270	1,231
Pool #G08715,
3.00%, 8/1/46	2,765	2,681
Pool #G08721,
3.00%, 9/1/46	775	751
Pool #G08726,
3.00%, 10/1/46	1,023	992
Pool #G08747,
3.00%, 2/1/47	640	620
Pool #G08766,
3.50%, 6/1/47	1,250	1,245
Pool #G08774,
3.50%, 8/1/47	463	461
Pool #G08785,
4.00%, 10/1/47	2,012	2,053
Pool #G08788,
3.50%, 11/1/47	2,759	2,746
Pool #G08790,
4.50%, 11/1/47	1,856	1,938
Pool #G08792,
3.50%, 12/1/47	725	722
Pool #G08793,
4.00%, 12/1/47	2,065	2,109

NORTHERN FUNDS QUARTERLY REPORT    59    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.5%(12) continued
Freddie Mac Gold - 7.8% continued
Pool #G08794,
4.50%, 12/1/47	$661	$691
Pool #G08797,
4.00%, 1/1/48	1,750	1,789
Pool #G08804,
3.50%, 3/1/48	1,738	1,730
Pool #G08814,
4.00%, 5/1/48	1,389	1,417
Pool #G08818,
6/1/48(1)	429	447
Pool #G11776,
4.50%, 9/1/20	7	7
Pool #G12571,
4.00%, 1/1/22	34	35
Pool #G12673,
5.00%, 9/1/21	18	18
Pool #G12837,
4.50%, 4/1/22	30	30
Pool #G12868,
5.00%, 11/1/22	59	61
Pool #G12869,
5.00%, 9/1/22	44	45
Pool #G13136,
4.50%, 5/1/23	59	61
Pool #G13151,
6.00%, 3/1/23	50	52
Pool #G13201,
4.50%, 7/1/23	35	36
Pool #G13433,
5.50%, 1/1/24	50	52
Pool #G14168,
5.50%, 12/1/24	62	64
Pool #G14239,
4.00%, 9/1/26	961	988
Pool #G14554,
4.50%, 7/1/26	91	94
Pool #G14891,
3.00%, 10/1/28	392	392
Pool #G15089,
2.50%, 11/1/28	669	655
Pool #G15134,
3.00%, 5/1/29	266	266
Pool #G15468,
3.50%, 12/1/29	554	562
Pool #G18220,
6.00%, 11/1/22	8	8
Pool #G18420,
3.00%, 1/1/27	729	730
Pool #G18438,
2.50%, 6/1/27	333	326
Pool #G18442,
3.50%, 8/1/27	550	557
Pool #G18475,
2.50%, 8/1/28	2,453	2,400
Pool #G18571,
2.50%, 10/1/30	508	494
Pool #G18601,
3.00%, 5/1/31	713	708
Pool #G18618,
2.00%, 11/1/31	252	239
Pool #G18629,
2.00%, 1/1/32	86	81
Pool #G18664,
3.50%, 10/1/32	461	467
Pool #G30327,
4.50%, 1/1/27	22	23
Pool #G30835,
3.50%, 12/1/35	364	368
Pool #G31020,
2.50%, 2/1/37	95	90
Pool #G60145,
3.50%, 8/1/45	1,058	1,057
Pool #G60238,
3.50%, 10/1/45	1,498	1,499
Pool #G60361,
3.50%, 12/1/45	1,499	1,497
Pool #G60440,
3.50%, 3/1/46	2,523	2,524
Pool #G60696,
3.00%, 9/1/46	1,384	1,343
Pool #G60707,
3.00%, 9/1/46	1,344	1,305
Pool #G60723,
3.00%, 10/1/46	1,075	1,044

FIXED INCOME INDEX FUNDS    60    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.5%(12) continued
Freddie Mac Gold - 7.8% continued
Pool #G60724,
3.00%, 10/1/46	$1,072	$1,040
Pool #G60948,
3.00%, 1/1/47	3,614	3,503
Pool #G61044,
3.50%, 3/1/47	4,606	4,590
Pool #J00991,
4.00%, 1/1/21	16	17
Pool #J02541,
4.00%, 9/1/20	5	5
Pool #J03041,
6.00%, 7/1/21	8	8
Pool #J03736,
5.50%, 11/1/21	20	20
Pool #J05307,
4.50%, 8/1/22	7	7
Pool #J06175,
5.00%, 5/1/21	4	4
Pool #J06465,
6.00%, 11/1/22	6	6
Pool #J06476,
5.50%, 11/1/22	16	17
Pool #J08098,
5.50%, 6/1/23	26	27
Pool #J08202,
5.00%, 7/1/23	14	15
Pool #J08454,
5.00%, 8/1/23	33	33
Pool #J08913,
5.50%, 10/1/23	18	18
Pool #J09148,
5.00%, 12/1/23	41	41
Pool #J09305,
5.00%, 2/1/24	61	61
Pool #J09463,
5.00%, 3/1/24	37	38
Pool #J11136,
4.00%, 11/1/24	55	56
Pool #J12098,
4.50%, 4/1/25	298	308
Pool #J14808,
3.50%, 3/1/26	375	379
Pool #J17055,
3.00%, 11/1/26	275	274
Pool #J17232,
3.00%, 11/1/26	306	306
Pool #J17932,
3.00%, 3/1/27	467	467
Pool #J20834,
2.50%, 10/1/27	621	607
Pool #J21601,
2.50%, 12/1/27	2,132	2,085
Pool #J22069,
2.50%, 1/1/28	154	151
Pool #J22986,
2.50%, 3/1/28	1,260	1,233
Pool #J23813,
2.00%, 5/1/28	1,082	1,036
Pool #J30435,
3.00%, 1/1/30	692	691
Pool #J31371,
2.50%, 4/1/30	896	872
Pool #J32223,
2.50%, 7/1/30	651	633
Pool #J32244,
3.00%, 7/1/30	2,256	2,246
Pool #J34252,
3.50%, 4/1/31	141	142
Pool #K90071,
3.00%, 2/1/33	977	957
Pool #K90641,
3.50%, 6/1/33	151	153
Pool #K90791,
3.00%, 7/1/33	409	407
Pool #K91490,
3.50%, 1/1/34	789	800
Pool #K92325,
3.00%, 1/1/35	564	560
Pool #Q02211,
4.50%, 7/1/41	479	504
Pool #Q02605,
4.50%, 8/1/41	1,159	1,219
Pool #Q03085,
4.00%, 9/1/41	233	240

NORTHERN FUNDS QUARTERLY REPORT    61    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.5%(12) continued
Freddie Mac Gold - 7.8% continued
Pool #Q04649,
3.50%, 11/1/41	$295	$296
Pool #Q08894,
3.50%, 6/1/42	794	796
Pool #Q09009,
4.00%, 6/1/42	1,656	1,703
Pool #Q10389,
3.50%, 8/1/42	1,320	1,328
Pool #Q10438,
3.50%, 8/1/42	1,241	1,245
Pool #Q14324,
3.00%, 1/1/43	1,353	1,321
Pool #Q14676,
3.00%, 1/1/43	879	858
Pool #Q15438,
3.00%, 2/1/43	1,200	1,172
Pool #Q15843,
3.00%, 2/1/43	396	386
Pool #Q18305,
3.50%, 5/1/43	2,140	2,146
Pool #Q18339,
3.00%, 5/1/43	411	401
Pool #Q19697,
3.00%, 6/1/43	971	948
Pool #Q19909,
3.00%, 7/1/43	770	752
Pool #Q20550,
3.00%, 8/1/43	1,267	1,237
Pool #Q21320,
3.50%, 8/1/43	527	528
Pool #Q24954,
4.00%, 2/1/44	814	837
Pool #Q27352,
3.50%, 7/1/44	2,732	2,741
Pool #Q27353,
4.00%, 7/1/44	2,202	2,260
Pool #Q29640,
4.00%, 11/1/44	789	810
Pool #Q36759,
3.50%, 10/1/45	1,501	1,502
Pool #Q37471,
4.00%, 11/1/45	1,013	1,037
Pool #Q37986,
3.50%, 12/1/45	763	762
Pool #Q40841,
3.00%, 6/1/46	1,192	1,156
Pool #Q43876,
3.00%, 10/1/46	1,126	1,092
Pool #Q44663,
3.00%, 11/1/46	1,643	1,592
Pool #Q45095,
3.50%, 12/1/46	3,320	3,308
Pool #Q48874,
3.50%, 6/1/47	381	380
Pool #Q50031,
3.50%, 8/1/47	1,342	1,338
Pool #Q50962,
3.50%, 9/1/47	1,733	1,725
Pool #Q52115,
3.50%, 11/1/47	717	713
Pool #Q52319,
3.50%, 11/1/47	1,538	1,531
Pool #Q52985,
3.50%, 12/1/47	598	595
Pool #Q53695,
3.50%, 1/1/48	1,586	1,579
Pool #Q54334,
3.50%, 2/1/48	1,376	1,369
Pool #Q54891,
3/1/48(1)	1,186	1,209
Pool #Q56363,
4.50%, 5/1/48	1,149	1,196
Pool #V60268,
3.00%, 9/1/28	1,152	1,151
Pool #V60886,
2.50%, 8/1/30	304	295
Pool #V60902,
2.50%, 8/1/30	234	228
Pool #V61151,
2.50%, 5/1/31	857	833
Pool #V61347,
2.50%, 10/1/31	883	859
Pool #V80003,
3.00%, 4/1/43	1,836	1,792

FIXED INCOME INDEX FUNDS    62    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.5%(12) continued
Freddie Mac Gold - 7.8% continued
Pool #V80004,
3.00%, 4/1/43	$499	$487
Pool #V80058,
3.00%, 5/1/43	801	782
Pool #V83616,
4.00%, 11/1/47	959	978
Pool TBA,
7/18/33(1)	8,100	7,965
7/18/48(1)	15,420	15,518

		216,323

Government National Mortgage Association I - 0.9%
Pool #510835,
5.50%, 2/15/35	32	35
Pool #553463,
3.50%, 1/15/42	787	794
Pool #597889,
5.50%, 6/15/33	206	223
Pool #614169,
5.00%, 7/15/33	55	59
Pool #616879,
3.50%, 2/15/42	536	541
Pool #617739,
6.00%, 10/15/37	13	14
Pool #634431,
6.00%, 9/15/34	19	20
Pool #641416,
5.50%, 4/15/35	152	166
Pool #646341,
6.00%, 11/15/36	40	44
Pool #648538,
5.00%, 12/15/35	63	65
Pool #651753,
5.50%, 3/15/36	14	15
Pool #670030,
3.00%, 7/15/45	728	712
Pool #675211,
6.50%, 3/15/38	9	10
Pool #675484,
5.50%, 6/15/38	80	87
Pool #676360,
6.50%, 10/15/37	8	9
Pool #682899,
6.00%, 9/15/40	181	203
Pool #687824,
5.50%, 8/15/38	123	133
Pool #687900,
5.00%, 9/15/38	167	178
Pool #687901,
5.00%, 9/15/38	74	78
Pool #692309,
6.00%, 1/15/39	62	68
Pool #697645,
5.50%, 10/15/38	42	46
Pool #698236,
5.00%, 6/15/39	342	365
Pool #698336,
4.50%, 5/15/39	383	401
Pool #699277,
6.00%, 9/15/38	19	21
Pool #700918,
5.50%, 11/15/38	132	143
Pool #700972,
5.50%, 11/15/38	28	30
Pool #701196,
6.00%, 10/15/38	13	14
Pool #703677,
5.50%, 6/15/39	144	155
Pool #704185,
5.50%, 1/15/39	34	37
Pool #704514,
4.50%, 5/15/39	624	660
Pool #704624,
4.50%, 7/15/39	1,784	1,887
Pool #717175,
4.50%, 6/15/39	365	386
Pool #719262,
5.00%, 8/15/40	182	194
Pool #720065,
4.50%, 6/15/39	1,212	1,282
Pool #720202,
4.50%, 7/15/39	290	307
Pool #723231,
4.00%, 10/15/39	257	263
Pool #723339,
5.00%, 9/15/39	170	181

NORTHERN FUNDS QUARTERLY REPORT    63    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.5%(12) continued
Government National Mortgage Association I - 0.9% continued
Pool #726085,
4.00%, 11/15/24	$121	$125
Pool #728629,
4.50%, 1/15/40	575	608
Pool #733663,
4.50%, 5/15/40	1,392	1,476
Pool #736768,
3.00%, 11/15/42	1,074	1,056
Pool #737286,
4.50%, 5/15/40	478	506
Pool #737416,
3.50%, 9/15/25	98	100
Pool #738134,
3.50%, 4/15/26	195	200
Pool #738247,
4.50%, 4/15/41	213	224
Pool #745215,
4.00%, 7/15/25	88	91
Pool #747643,
4.50%, 8/15/40	754	798
Pool #760874,
3.50%, 2/15/26	169	173
Pool #768800,
4.50%, 6/15/41	114	120
Pool #773939,
4.00%, 11/15/41	541	560
Pool #778957,
3.50%, 3/15/42	670	676
Pool #782131,
5.50%, 12/15/36	56	61
Pool #782150,
5.50%, 4/15/37	65	71
Pool #782259,
5.00%, 2/15/36	123	132
Pool #782272,
5.50%, 2/15/38	120	130
Pool #782498,
6.00%, 12/15/38	57	62
Pool #782565,
5.00%, 2/15/39	1,310	1,396
Pool #782584,
5.00%, 3/15/39	77	81
Pool #782675,
4.50%, 6/15/24	91	95
Pool #782696,
5.00%, 6/15/39	312	333
Pool #782831,
6.00%, 12/15/39	40	43
Pool #783176,
4.00%, 11/15/40	717	738
Pool #783467,
4.00%, 10/15/41	2,240	2,308
Pool #783740,
2.50%, 12/15/27	268	262
Pool #AA5391,
3.50%, 6/15/42	47	47
Pool #AA6089,
3.00%, 2/15/43	448	441
Pool #AB2761,
3.50%, 8/15/42	182	183
Pool #AB2891,
3.00%, 9/15/42	262	258
Pool #AD8781,
3.00%, 3/15/43	396	389
Pool #AD9016,
3.00%, 4/15/43	465	458
Pool #AL1763,
3.50%, 1/15/45	284	285

		24,312

Government National Mortgage Association II - 7.4%
Pool #3570,
6.00%, 6/20/34	52	58
Pool #3665,
5.50%, 1/20/35	153	167
Pool #3852,
6.00%, 5/20/36	24	26
Pool #3879,
6.00%, 7/20/36	75	83
Pool #3910,
6.00%, 10/20/36	36	40
Pool #3994,
5.00%, 6/20/37	25	26
Pool #4018,
6.50%, 8/20/37	90	103

FIXED INCOME INDEX FUNDS    64    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.5%(12) continued
Government National Mortgage Association II - 7.4% continued
Pool #4026,
5.00%, 9/20/37	$35	$38
Pool #4027,
5.50%, 9/20/37	18	20
Pool #4040,
6.50%, 10/20/37	18	21
Pool #4098,
5.50%, 3/20/38	111	119
Pool #4116,
6.50%, 4/20/38	43	48
Pool #4170,
6.00%, 6/20/38	87	97
Pool #4194,
5.50%, 7/20/38	208	223
Pool #4243,
5.00%, 9/20/38	47	51
Pool #4244,
5.50%, 9/20/38	59	64
Pool #4245,
6.00%, 9/20/38	32	35
Pool #4269,
6.50%, 10/20/38	43	48
Pool #4290,
5.50%, 11/20/38	38	41
Pool #4344,
6.00%, 1/20/39	69	77
Pool #4345,
6.50%, 1/20/39	47	53
Pool #4425,
5.50%, 4/20/39	126	135
Pool #4559,
5.00%, 10/20/39	280	300
Pool #4561,
6.00%, 10/20/39	165	183
Pool #4617,
4.50%, 1/20/40	86	91
Pool #4619,
5.50%, 1/20/40	269	289
Pool #4713,
4.50%, 6/20/40	252	265
Pool #4747,
5.00%, 7/20/40	219	235
Pool #4881,
3.50%, 12/20/40	924	935
Pool #4882,
4.00%, 12/20/40	2,125	2,197
Pool #4923,
4.50%, 1/20/41	203	213
Pool #5050,
4.00%, 5/20/26	168	173
Pool #5081,
4.00%, 6/20/41	338	349
Pool #5082,
4.50%, 6/20/41	353	371
Pool #5083,
5.00%, 6/20/41	1,363	1,458
Pool #5114,
4.00%, 7/20/41	1,365	1,411
Pool #5141,
5.00%, 8/20/41	184	197
Pool #5175,
4.50%, 9/20/41	190	200
Pool #5176,
5.00%, 9/20/41	951	1,016
Pool #5202,
3.50%, 10/20/41	523	530
Pool #5203,
4.00%, 10/20/41	332	344
Pool #5232,
3.50%, 11/20/41	1,014	1,026
Pool #5264,
5.50%, 12/20/41	23	25
Pool #5280,
4.00%, 1/20/42	368	381
Pool #5304,
3.50%, 2/20/42	376	381
Pool #5317,
5.50%, 2/20/42	178	193
Pool #5326,
3.00%, 3/20/27	485	486
Pool #5331,
3.50%, 3/20/42	606	613
Pool #626951,
3.00%, 6/20/45	704	690

NORTHERN FUNDS QUARTERLY REPORT    65    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.5%(12) continued
Government National Mortgage Association II - 7.4% continued
Pool #737602,
4.00%, 11/20/40	$392	$405
Pool #752757,
4.50%, 11/20/40	489	515
Pool #755677,
4.00%, 12/20/40	286	295
Pool #766711,
4.00%, 5/20/42	1,401	1,443
Pool #782433,
6.00%, 10/20/38	127	140
Pool #783976,
3.50%, 4/20/43	4,331	4,383
Pool #784345,
3.50%, 7/20/47	1,021	1,029
Pool #AA5970,
3.00%, 1/20/43	1,394	1,370
Pool #AA6054,
3.00%, 2/20/43	2,003	1,965
Pool #AA6149,
3.00%, 3/20/43	1,399	1,372
Pool #AA6160,
3.50%, 3/20/43	490	493
Pool #AA6243,
3.50%, 4/20/43	194	195
Pool #AB9443,
3.50%, 11/20/42	738	741
Pool #AD1755,
3.50%, 2/20/43	849	855
Pool #AD8825,
3.50%, 3/20/43	490	494
Pool #AF5097,
4.00%, 8/20/43	1,461	1,506
Pool #AJ0645,
3.50%, 7/20/44	440	442
Pool #AJ0789,
3.50%, 8/20/45	3,725	3,744
Pool #AJ3643,
4.00%, 10/20/44	936	965
Pool #AK6867,
3.50%, 1/20/45	2,442	2,454
Pool #AO7525,
3.50%, 8/20/45	2,311	2,323
Pool #AO7682,
4.00%, 8/20/45	989	1,015
Pool #BB6965,
3.50%, 7/20/47	486	490
Pool #MA0006,
2.50%, 4/20/27	179	175
Pool #MA0022,
3.50%, 4/20/42	608	615
Pool #MA0088,
3.50%, 5/20/42	1,364	1,380
Pool #MA0220,
3.50%, 7/20/42	710	718
Pool #MA0318,
3.50%, 8/20/42	1,324	1,340
Pool #MA0321,
5.00%, 8/20/42	350	373
Pool #MA0391,
3.00%, 9/20/42	2,794	2,761
Pool #MA0392,
3.50%, 9/20/42	572	578
Pool #MA0698,
3.00%, 1/20/43	666	658
Pool #MA0826,
3.00%, 3/20/28	213	213
Pool #MA0850,
2.50%, 3/20/43	244	234
Pool #MA0851,
3.00%, 3/20/43	974	962
Pool #MA0852,
3.50%, 3/20/43	1,150	1,164
Pool #MA0933,
3.00%, 4/20/43	1,194	1,180
Pool #MA0934,
3.50%, 4/20/43	389	394
Pool #MA1011,
3.00%, 5/20/43	1,151	1,137
Pool #MA1012,
3.50%, 5/20/43	1,027	1,039
Pool #MA1064,
2.50%, 6/20/28	663	651
Pool #MA1089,
3.00%, 6/20/43	1,237	1,222

FIXED INCOME INDEX FUNDS    66    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.5%(12) continued
Government National Mortgage Association II - 7.4% continued
Pool #MA1224,
3.50%, 8/20/43	$918	$929
Pool #MA1285,
3.50%, 9/20/43	527	533
Pool #MA1839,
4.00%, 4/20/44	305	315
Pool #MA1920,
4.00%, 5/20/44	329	340
Pool #MA2224,
4.00%, 9/20/44	1,752	1,809
Pool #MA2444,
3.00%, 12/20/44	260	256
Pool #MA2521,
3.50%, 1/20/45	1,049	1,055
Pool #MA2522,
4.00%, 1/20/45	370	382
Pool #MA2677,
3.00%, 3/20/45	576	567
Pool #MA2753,
3.00%, 4/20/45	1,502	1,484
Pool #MA2754,
3.50%, 4/20/45	619	623
Pool #MA2891,
3.00%, 6/20/45	1,634	1,607
Pool #MA2892,
3.50%, 6/20/45	551	554
Pool #MA2935,
3.00%, 7/20/30	902	904
Pool #MA2960,
3.00%, 7/20/45	1,255	1,235
Pool #MA3034,
3.50%, 8/20/45	1,569	1,579
Pool #MA3104,
3.00%, 9/20/45	1,681	1,654
Pool #MA3106,
4.00%, 9/20/45	1,434	1,481
Pool #MA3172,
3.00%, 10/20/45	330	324
Pool #MA3173,
3.50%, 10/20/45	6,637	6,679
Pool #MA3174,
4.00%, 10/20/45	772	798
Pool #MA3244,
3.50%, 11/20/45	1,192	1,201
Pool #MA3245,
4.00%, 11/20/45	2,764	2,855
Pool #MA3310,
3.50%, 12/20/45	2,541	2,557
Pool #MA3378,
4.50%, 1/20/46	1,519	1,599
Pool #MA3521,
3.50%, 3/20/46	2,364	2,378
Pool #MA3522,
4.00%, 3/20/46	647	667
Pool #MA3596,
3.00%, 4/20/46	1,432	1,410
Pool #MA3597,
3.50%, 4/20/46	2,386	2,400
Pool #MA3662,
3.00%, 5/20/46	2,277	2,239
Pool #MA3663,
3.50%, 5/20/46	1,461	1,470
Pool #MA3664,
4.00%, 5/20/46	636	656
Pool #MA3735,
3.00%, 6/20/46	2,756	2,705
Pool #MA3736,
3.50%, 6/20/46	1,922	1,932
Pool #MA3777,
2.50%, 7/20/31	224	219
Pool #MA3778,
3.00%, 7/20/31	283	284
Pool #MA3802,
3.00%, 7/20/46	3,229	3,170
Pool #MA3803,
3.50%, 7/20/46	2,855	2,870
Pool #MA3873,
3.00%, 8/20/46	1,238	1,215
Pool #MA3874,
3.50%, 8/20/46	1,305	1,312
Pool #MA3936,
3.00%, 9/20/46	2,783	2,733
Pool #MA4002,
2.50%, 10/20/46	174	165

NORTHERN FUNDS QUARTERLY REPORT    67    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 29.5%(12) continued
Government National Mortgage Association II - 7.4% continued
Pool #MA4003,
3.00%, 10/20/46	$1,843	$1,808
Pool #MA4067,
2.50%, 11/20/46	1,324	1,257
Pool #MA4068,
3.00%, 11/20/46	8,699	8,533
Pool #MA4101,
2.50%, 12/20/31	164	160
Pool #MA4125,
2.50%, 12/20/46	89	85
Pool #MA4196,
3.50%, 1/20/47	1,942	1,951
Pool #MA4261,
3.00%, 2/20/47	2,902	2,845
Pool #MA4322,
4.00%, 3/20/47	973	1,000
Pool #MA4382,
3.50%, 4/20/47	702	705
Pool #MA4509,
3.00%, 6/20/47	2,919	2,860
Pool #MA4512,
4.50%, 6/20/47	1,386	1,441
Pool #MA4624,
3.00%, 8/20/32	271	272
Pool #MA4652,
3.50%, 8/20/47	2,923	2,937
Pool #MA4719,
3.50%, 9/20/47	4,867	4,890
Pool #MA4778,
3.50%, 10/20/47	3,009	3,023
Pool #MA4838,
4.00%, 11/20/47	475	487
Pool #MA4900,
3.50%, 12/20/47	2,999	3,014
Pool #MA4901,
4.00%, 12/20/47	6,756	6,931
Pool #MA4962,
3.50%, 1/20/48	2,923	2,937
Pool #MA4963,
4.00%, 1/20/48	1,270	1,303
Pool #MA5019,
3.50%, 2/20/48	4,150	4,169
Pool #MA5077,
3.50%, 3/20/48	1,488	1,495
Pool #MA5137,
4.00%, 4/20/48	696	714
Pool #MA5191,
3.50%, 5/20/48	1,994	2,003
Pool #MA5330,
7/20/48(1)	1,625	1,667
Pool #MA5331,
7/20/48(1)	4,000	4,164
Pool TBA,
7/18/48(1)	19,290	19,385

		204,734

Tennessee Valley Authority - 0.1%
5.25%, 9/15/39	1,650	2,084

Total U.S. Government Agencies (Cost $836,429)		818,715

U.S. GOVERNMENT OBLIGATIONS - 37.9%
U.S. Treasury Bonds - 7.4%
8.75%, 8/15/20	450	507
6.25%, 8/15/23	1,550	1,809
7.63%, 2/15/25	165	213
6.00%, 2/15/26	9,750	11,873
6.13%, 11/15/27	9,000	11,414
6.25%, 5/15/30	6,000	8,030
5.38%, 2/15/31	4,000	5,054
4.50%, 2/15/36	475	581
4.38%, 2/15/38	1,890	2,304
4.50%, 5/15/38	1,700	2,107
3.50%, 2/15/39	6,000	6,537
4.25%, 5/15/39	4,250	5,127
4.50%, 8/15/39	6,000	7,482
4.38%, 11/15/39	7,000	8,597
4.63%, 2/15/40	5,250	6,663
4.38%, 5/15/40	1,000	1,231
3.75%, 8/15/41	4,000	4,529
3.13%, 2/15/42	2,000	2,055
2.75%, 8/15/42	2,500	2,406
3.38%, 5/15/44	5,000	5,358
3.00%, 11/15/44	7,000	7,028
2.50%, 2/15/45	4,000	3,647
3.00%, 5/15/45	13,000	13,050

FIXED INCOME INDEX FUNDS    68    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 37.9% continued
U.S. Treasury Bonds - 7.4% continued
3.00%, 11/15/45	$28,000	$28,098
2.50%, 5/15/46	8,000	7,269
2.25%, 8/15/46	5,000	4,306
2.88%, 11/15/46	5,000	4,896
3.00%, 5/15/47	8,000	8,023
2.75%, 8/15/47	10,000	9,543
2.75%, 11/15/47	15,000	14,313
3.00%, 2/15/48	8,000	8,027
3.13%, 5/15/48	3,000	3,083

		205,160

U.S. Treasury Notes - 30.5%
1.50%, 12/31/18	10,000	9,966
0.75%, 2/15/19	5,000	4,955
2.75%, 2/15/19	18,000	18,056
1.13%, 2/28/19	20,000	19,852
1.38%, 2/28/19	4,000	3,977
1.50%, 2/28/19	5,000	4,976
1.25%, 4/30/19	20,000	19,824
1.63%, 4/30/19	10,000	9,943
0.88%, 6/15/19	10,000	9,860
1.63%, 6/30/19	10,000	9,927
0.88%, 7/31/19	2,000	1,968
1.38%, 7/31/19	1,000	989
1.63%, 7/31/19	10,000	9,918
3.63%, 8/15/19	18,000	18,239
1.75%, 9/30/19	30,000	29,747
1.00%, 11/15/19	1,000	980
3.38%, 11/15/19	16,000	16,192
1.63%, 12/31/19	2,500	2,469
3.63%, 2/15/20	5,000	5,088
1.38%, 3/31/20	2,280	2,236
1.13%, 4/30/20	3,000	2,925
3.50%, 5/15/20	5,000	5,088
1.38%, 5/31/20	15,000	14,676
1.50%, 5/31/20	20,000	19,614
1.50%, 6/15/20	20,000	19,607
2.63%, 8/15/20	3,000	3,004
1.63%, 10/15/20	25,000	24,476
2.63%, 11/15/20	3,000	3,003
1.63%, 11/30/20	10,000	9,776
1.75%, 12/31/20	10,000	9,797
1.38%, 1/31/21	10,000	9,695
3.63%, 2/15/21	12,000	12,306
1.13%, 2/28/21	29,000	27,902
2.38%, 3/15/21	20,000	19,879
2.38%, 4/15/21	5,000	4,968
1.38%, 5/31/21	12,000	11,580
1.13%, 6/30/21	20,000	19,136
2.13%, 6/30/21	1,740	1,715
2.13%, 8/15/21	36,000	35,443
2.00%, 11/15/21	700	685
1.88%, 1/31/22	1,500	1,459
1.88%, 3/31/22	10,000	9,713
1.75%, 6/30/22	100,000	96,414
1.63%, 8/15/22	4,000	3,832
1.75%, 9/30/22	3,925	3,775
2.13%, 12/31/22	5,000	4,874
1.50%, 2/28/23	10,000	9,467
2.63%, 2/28/23	20,000	19,919
1.63%, 4/30/23	20,000	19,002
2.75%, 4/30/23	15,000	15,015
1.63%, 5/31/23	1,000	949
2.75%, 5/31/23	8,000	8,010
2.75%, 11/15/23	5,000	4,998
2.50%, 5/15/24	20,000	19,686
2.00%, 6/30/24	25,000	23,909
2.38%, 8/15/24	9,000	8,786
2.25%, 11/15/24	3,000	2,903
2.75%, 2/28/25	15,000	14,947
2.88%, 4/30/25	2,500	2,510
2.25%, 11/15/25	4,525	4,352
1.63%, 2/15/26	29,660	27,211
1.63%, 5/15/26	5,000	4,574
2.25%, 8/15/27	15,000	14,276
2.25%, 11/15/27	20,000	19,012
2.75%, 2/15/28	47,500	47,094
2.88%, 5/15/28	5,000	5,010

		846,134

Total U.S. Government Obligations (Cost $1,063,568)		1,051,294

NORTHERN FUNDS QUARTERLY REPORT    69    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.7%
Arizona - 0.0%
Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Build America Bonds,
4.84%, 1/1/41	$110	$126

California - 0.2%
Bay Area Toll Bridge Authority Subordinate Revenue Bonds, Series S1, Build America Bonds,
7.04%, 4/1/50	150	219
Bay Area Toll Bridge Authority Taxable Revenue Bonds, Series S3, Build America Bonds,
6.91%, 10/1/50	150	219
California State G.O. Unlimited Bonds, Build America Bonds,
7.70%, 11/1/30	135	149
7.30%, 10/1/39	920	1,303
7.63%, 3/1/40	405	597
7.60%, 11/1/40	400	602
California State Various Purpose Taxable G.O. Unlimited Bonds,
6.20%, 3/1/19	200	205
California State Various Purpose Taxable G.O. Unlimited Bonds, Build America Bonds,
7.55%, 4/1/39	585	863
East Bay Municipal Utility District Water System Subordinated Revenue Bonds, Build America Bonds,
5.87%, 6/1/40	300	380
Los Angeles Community College District G.O. Unlimited Bonds, Build America Bonds,
6.75%, 8/1/49	150	218
Los Angeles Department of Airports Direct Pay Revenue Bonds, Build America Bonds,
6.58%, 5/15/39	250	319
Los Angeles Unified School District G.O. Unlimited Bonds, Series RY, Build America Bonds,
6.76%, 7/1/34	290	384
Los Angeles Unified School District Taxable G.O. Unlimited Bonds, Series KR, Build America Bonds,
5.75%, 7/1/34	335	406
Metropolitan Water District of Southern California Revenue Bonds, Issuer Subseries A, Build America Bonds,
6.95%, 7/1/40	100	108
San Diego County Water Authority Financing Agency Revenue Bonds, Series B, Build America Bonds,
6.14%, 5/1/49	100	132
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Build America Bonds,
6.95%, 11/1/50	75	109
University of California Revenue Bonds, Build America Bonds,
5.95%, 5/15/45	150	189

		6,402

Connecticut - 0.0%
Connecticut State Taxable G.O. Unlimited Bonds, Series A,
5.85%, 3/15/32	300	346

District of Columbia - 0.0%
District of Columbia Income Tax Secured Revenue Bonds, Series E, Build America Bonds,
5.59%, 12/1/34	30	36

Florida - 0.0%
Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A,
2.11%, 7/1/18	500	500

Georgia - 0.0%
Municipal Electric Authority of Georgia Revenue Bonds, Build America Bonds,
6.66%, 4/1/57	100	125
Municipal Electric Authority of Georgia Taxable Revenue Bonds, Build America Bonds,
6.64%, 4/1/57	70	88
7.06%, 4/1/57	300	362

		575

FIXED INCOME INDEX FUNDS    70    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.7% continued
Illinois - 0.1%
Chicago Transit Authority Sales & Transfer Tax Receipts Pension Funding Taxable Revenue Bonds, Series A,
6.90%, 12/1/40	$300	$391
Chicago Transit Authority Sales Tax Receipts Revenue Bonds, Series B, Build America Bonds,
6.20%, 12/1/40	140	173
Illinois State Taxable Pension G.O. Unlimited Bonds,
5.10%, 6/1/33	705	667

		1,231

Massachusetts - 0.0%
Massachusetts State G.O. Limited Bonds, Series D, Build America Bonds,
4.50%, 8/1/31	250	267
Massachusetts State School Building Authority Sales TRB, Build America Bonds,
5.72%, 8/15/39	100	122

		389

Mississippi - 0.0%
Mississippi State G.O. Unlimited Bonds, Series F, Build America Bonds,
5.25%, 11/1/34	100	117

Nevada - 0.0%
Clark County Airport Revenue Bonds, Series B, Build America Bonds,
6.88%, 7/1/42	355	369
Clark County Airport System Taxable Revenue Bonds, Series C, Build America Bonds,
6.82%, 7/1/45	200	292

		661

New Jersey - 0.1%
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B, Build America Bonds,
6.56%, 12/15/40	200	248
New Jersey State Transportation Trust Fund Authority Taxable Revenue Bonds, Series C, Build America Bonds,
6.10%, 12/15/28	300	315
New Jersey State Turnpike Authority Taxable Revenue Bonds, Series F, Build America Bonds,
7.41%, 1/1/40	125	182
Rutgers State University Revenue Bonds, Build America Bonds,
5.67%, 5/1/40	145	173

		918

New York - 0.1%
Metropolitan Transportation Authority Dedicated Tax Fund Taxable Revenue Bonds, Build America Bonds,
7.34%, 11/15/39	75	110
Metropolitan Transportation Authority Taxable Revenue Bonds, Build America Bonds,
6.69%, 11/15/40	100	133
6.81%, 11/15/40	60	80
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Build America Bonds,
5.75%, 6/15/41	200	252
5.72%, 6/15/42	250	318
New York City Transitional Finance Authority Future Tax Secured Taxable Revenue Bonds, Build America Bonds,
5.77%, 8/1/36	300	356
New York G.O. Unlimited Bonds, Build America Bonds,
5.52%, 10/1/37	100	120
5.85%, 6/1/40	85	107
New York State Dormitory Authority Personal Income Taxable Revenue Bonds, Series F, Build America Bonds,
5.63%, 3/15/39	75	89

NORTHERN FUNDS QUARTERLY REPORT    71    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.7% continued
New York - 0.1% continued
New York State Dormitory Authority Personal Income TRB, Build America Bonds,
5.60%, 3/15/40	$250	$306
New York State Urban Development Corp. Taxable Revenue Bonds, Build America Bonds,
5.77%, 3/15/39	100	117
New York Taxable G.O. Unlimited Bonds, Series F-1, Build America Bonds,
6.65%, 12/1/31	225	243
Port Authority of New York & New Jersey Consolidated 164th Taxable Revenue Bonds,
5.65%, 11/1/40	350	434
Port Authority of New York & New Jersey Consolidated 165th Taxable Revenue Bonds,
5.65%, 11/1/40	200	248
Port Authority of New York & New Jersey Consolidated 168th Revenue Bonds,
4.93%, 10/1/51	250	293

		3,206

Ohio - 0.1%
American Municipal Power-Ohio, Inc. Revenue Bonds, Subseries B, Build America Bonds,
6.45%, 2/15/44	200	261
American Municipal Power-Ohio, Inc. Taxable Revenue Bonds, Series B, Build America Bonds, Combined Hydroelectric Projects,
8.08%, 2/15/50	300	486
Northeast Regional Sewer District Improvement Taxable Revenue Bonds, Build America Bonds,
6.04%, 11/15/40	145	154
Ohio State University Revenue Bonds, Series C, Build America Bonds,
4.91%, 6/1/40	190	218
Ohio State University Taxable Revenue Bonds, Series A,
4.80%, 6/1/11(5)	200	218
Ohio State Water Quality Development Authority Pollution Control Taxable Revenue Bonds, Series B-2, Loan Fund,
4.88%, 12/1/34	90	99

		1,436

Oregon - 0.0%
Oregon State Department of Transportation Highway User Taxable Revenue Bonds, Series A, Subordinate Lien, Build America Bonds,
5.83%, 11/15/34	200	247

Pennsylvania - 0.0%
State Public School Building Authority Taxable Revenue Bonds, Series A, Qualified School Construction Bonds,
5.00%, 9/15/27	200	217

Tennessee - 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority Subordinate Taxable Revenue Bonds, Series B, Build America Bonds,
6.73%, 7/1/43	100	135

Texas - 0.1%
Dallas Area Rapid Transit Sales TRB, Build America Bonds,
5.02%, 12/1/48	180	211
Dallas Independent School District Taxable G.O. Unlimited Bonds, Series C, Build America Bonds (PSF-Gtd.),
6.45%, 2/15/35	200	217
Houston Pension Taxable G.O. Limited Refunding Bonds, Series A,
6.29%, 3/1/32	270	311
North Texas Tollway Authority Revenue Bonds, Series B, Build America Bonds,
6.72%, 1/1/49	125	177
San Antonio Electric & Gas Revenue Bonds, Build America Bonds,
5.99%, 2/1/39	200	262

FIXED INCOME INDEX FUNDS    72    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.7% continued
Texas - 0.1% continued
Texas State Taxable G.O. Unlimited Bonds, Build America Bonds,
5.52%, 4/1/39	$200	$253
Texas State Transportation Commission State Highway Fund Taxable Revenue Bonds, Series B, First Tier,
5.18%, 4/1/30	300	342
University of Texas Revenue Bonds, Series C, Build America Bonds,
4.79%, 8/15/46	100	113

		1,886

Utah - 0.0%
Utah State G.O. Unlimited Bonds, Series B, Build America Bonds,
3.54%, 7/1/25	95	96

Washington - 0.0%
Central Puget Sound Regional Transportation Authority Sales & Use TRB, Build America Bonds,
5.49%, 11/1/39	80	99
Washington State Convention Center Public Facilities District Revenue Bonds, Build America Bonds,
6.79%, 7/1/40	100	128
Washington State G.O. Unlimited Bonds, Series F, Build America Bonds,
5.14%, 8/1/40	100	119

		346

Total Municipal Bonds (Cost $15,606)		18,870

	NUMBER OF SHARES	VALUE (000S)
OTHER - 0.0%
Escrow Lehman Brothers Holdings Capital Trust VII(13) (14)	50,000	$—

Total Other (Cost $39)		—

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 2.7%
Northern Institutional Funds - U.S. Government Portfolio,
1.72%(15) (16)	76,391,494	$76,391

Total Investment Companies (Cost $76,391)		76,391

Total Investments - 102.1% (Cost $2,872,178)		2,832,983

Liabilities less Other Assets - (2.1%)		(57,416)

NET ASSETS - 100.0%		$2,775,567

(1)	When-Issued Security. Coupon rate is not in effect at June 30, 2018.
(2)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(3)	Variable rate security. Rate as of June 30, 2018 is disclosed.
(4)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(5)	Century bond maturing in 2111.
(6)	Century bond maturing in 2114.
(7)	Century bond maturing in 2116.
(8)	Century bond maturing in 2112.
(9)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(10)

Restricted security that has been deemed illiquid. At June 30, 2018, the value of this restricted illiquid security amounted to approximately $102,000 or 0.0% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
AT&T, Inc., 5.15%, 2/15/50	6/29/18	$103

(11)	Zero coupon bond.
(12)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(13)	Issuer has defaulted on terms of debt obligation.
(14)	Level 3 asset that is worthless, bankrupt or has been delisted.
(15)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(16)	7-day current yield as of June 30, 2018 is disclosed.
Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT    73    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued	JUNE 30, 2018 (UNAUDITED)

At June 30, 2018, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	45.2%
U.S. Agency	20.9
AAA	4.1
AA	2.9
A	11.7
BBB	12.5
Cash Equivalents	2.7

Total	100.0%

*

Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$—	$48,779	$—	$48,779
Corporate Bonds(1)	—	604,442	—	604,442
Foreign Issuer Bonds(1)	—	214,492	—	214,492
U.S. Government Agencies(1)	—	818,715	—	818,715
U.S. Government Obligations(1)	—	1,051,294	—	1,051,294
Municipal Bonds(1)	—	18,870	—	18,870
Investment Companies	76,391	—	—	76,391

Total Investments	$76,391	$2,756,592	$—	$2,832,983

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2018, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2018.

Transactions in affiliated investments for the three months ended June 30, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio	$113,294	$101,191	$137,360	$282	$76,391	76,391

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

Gtd. - Guaranteed

ICE LIBOR - Intercontinental Exchange London Interbank Offered Rate

PSF - Permanent School Fund

TBA - To Be Announced

TRB - Tax Revenue Bonds

USD - United States Dollar

FIXED INCOME INDEX FUNDS    74    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX FUND	JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.3%
U.S. Treasury Bonds - 17.2%
6.00%, 2/15/26	$10	$12
6.50%, 11/15/26	75	95
6.38%, 8/15/27	65	83
6.13%, 11/15/27	75	95
5.50%, 8/15/28	50	62
5.25%, 11/15/28	100	121
6.13%, 8/15/29	50	65
6.25%, 5/15/30	75	100
5.38%, 2/15/31	200	253
4.50%, 2/15/36	190	232
4.75%, 2/15/37	25	32
5.00%, 5/15/37	100	131
4.38%, 2/15/38	50	61
4.50%, 5/15/38	95	118
3.50%, 2/15/39	160	174
4.25%, 5/15/39	100	121
4.50%, 8/15/39	175	218
4.38%, 11/15/39	150	184
4.63%, 2/15/40	185	235
4.38%, 5/15/40	190	234
3.88%, 8/15/40	100	115
4.25%, 11/15/40	175	212
4.75%, 2/15/41	195	253
4.38%, 5/15/41	190	235
3.75%, 8/15/41	150	170
3.13%, 11/15/41	195	200
3.13%, 2/15/42	200	206
3.00%, 5/15/42	155	156
2.75%, 8/15/42	180	173
2.75%, 11/15/42	315	303
3.13%, 2/15/43	355	364
2.88%, 5/15/43	425	418
3.63%, 8/15/43	400	446
3.75%, 11/15/43	480	546
3.63%, 2/15/44	400	446
3.38%, 5/15/44	450	482
3.13%, 8/15/44	425	436
3.00%, 11/15/44	455	457
2.50%, 2/15/45	400	365
3.00%, 5/15/45	450	452
2.88%, 8/15/45	425	417
3.00%, 11/15/45	480	482
2.50%, 2/15/46	400	364
2.50%, 5/15/46	425	386
2.25%, 8/15/46	375	323
2.88%, 11/15/46	450	441
3.00%, 2/15/47	400	401
3.00%, 5/15/47	400	401
2.75%, 8/15/47	450	429
2.75%, 11/15/47	350	334
3.00%, 2/15/48	445	446
3.13%, 5/15/48	350	360

		13,845

U.S. Treasury Notes - 82.1%
0.75%, 7/15/19	400	393
0.88%, 7/31/19	115	113
1.38%, 7/31/19	250	247
1.63%, 7/31/19	400	397
0.75%, 8/15/19	300	295
3.63%, 8/15/19	300	304
1.00%, 8/31/19	175	172
1.25%, 8/31/19	500	493
1.63%, 8/31/19	250	248
0.88%, 9/15/19	250	245
1.00%, 9/30/19	175	172
1.38%, 9/30/19	300	296
1.75%, 9/30/19	300	297
1.00%, 10/15/19	250	245
1.50%, 10/31/19	700	691
1.00%, 11/15/19	275	270
3.38%, 11/15/19	400	405
1.00%, 11/30/19	105	103
1.50%, 11/30/19	500	493
1.75%, 11/30/19	300	297
1.38%, 12/15/19	250	246
1.13%, 12/31/19	150	147
1.63%, 12/31/19	350	346
1.88%, 12/31/19	250	248
1.38%, 1/15/20	250	246
1.25%, 1/31/20	400	392
1.38%, 1/31/20	350	344
2.00%, 1/31/20	300	298
1.38%, 2/15/20	200	196
3.63%, 2/15/20	500	509
1.25%, 2/29/20	350	343
1.38%, 2/29/20	150	147

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.3% continued
U.S. Treasury Notes - 82.1% continued
2.25%, 2/29/20	$300	$299
1.63%, 3/15/20	250	246
1.13%, 3/31/20	250	244
1.38%, 3/31/20	200	196
2.25%, 3/31/20	500	498
1.50%, 4/15/20	100	98
1.13%, 4/30/20	250	244
1.38%, 4/30/20	350	343
2.38%, 4/30/20	350	349
1.50%, 5/15/20	300	294
3.50%, 5/15/20	350	356
1.38%, 5/31/20	300	294
1.50%, 5/31/20	350	343
2.50%, 5/31/20	350	350
1.50%, 6/15/20	250	245
1.63%, 6/30/20	550	540
2.50%, 6/30/20	350	350
1.50%, 7/15/20	350	343
1.63%, 7/31/20	350	343
1.50%, 8/15/20	250	245
2.63%, 8/15/20	300	300
1.38%, 8/31/20	350	341
2.13%, 8/31/20	335	332
1.38%, 9/15/20	250	244
1.38%, 9/30/20	600	584
1.63%, 10/15/20	200	196
1.38%, 10/31/20	305	297
1.75%, 10/31/20	380	373
1.75%, 11/15/20	250	245
2.63%, 11/15/20	585	586
1.63%, 11/30/20	350	342
2.00%, 11/30/20	325	321
1.88%, 12/15/20	250	246
1.75%, 12/31/20	265	260
2.38%, 12/31/20	200	199
2.00%, 1/15/21	300	296
1.38%, 1/31/21	325	315
2.13%, 1/31/21	175	173
2.25%, 2/15/21	375	372
3.63%, 2/15/21	550	564
1.13%, 2/28/21	250	241
2.00%, 2/28/21	390	384
2.38%, 3/15/21	300	298
1.25%, 3/31/21	400	386
2.25%, 3/31/21	350	347
2.38%, 4/15/21	250	248
1.38%, 4/30/21	300	290
2.25%, 4/30/21	375	371
2.63%, 5/15/21	350	350
3.13%, 5/15/21	275	279
1.38%, 5/31/21	400	386
2.00%, 5/31/21	350	344
2.63%, 6/15/21	300	300
1.13%, 6/30/21	350	335
2.13%, 6/30/21	350	345
1.13%, 7/31/21	300	287
2.25%, 7/31/21	325	321
2.13%, 8/15/21	500	492
1.13%, 8/31/21	300	286
2.00%, 8/31/21	250	245
1.13%, 9/30/21	350	333
2.13%, 9/30/21	350	344
1.25%, 10/31/21	350	334
2.00%, 10/31/21	400	392
2.00%, 11/15/21	475	465
1.75%, 11/30/21	400	388
1.88%, 11/30/21	250	244
2.00%, 12/31/21	400	391
2.13%, 12/31/21	225	221
1.50%, 1/31/22	250	240
1.88%, 1/31/22	300	292
2.00%, 2/15/22	425	415
1.75%, 2/28/22	250	242
1.88%, 2/28/22	400	389
1.75%, 3/31/22	260	251
1.88%, 3/31/22	400	389
1.75%, 4/30/22	450	435
1.88%, 4/30/22	250	243
1.75%, 5/15/22	375	362
1.75%, 5/31/22	400	386
1.88%, 5/31/22	300	291
1.75%, 6/30/22	400	386
2.13%, 6/30/22	350	342
1.88%, 7/31/22	400	387
2.00%, 7/31/22	200	195
1.63%, 8/15/22	350	335

FIXED INCOME INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.3% continued
U.S. Treasury Notes - 82.1% continued
1.63%, 8/31/22	$350	$335
1.88%, 8/31/22	375	363
1.75%, 9/30/22	295	284
1.88%, 9/30/22	300	290
1.88%, 10/31/22	375	362
2.00%, 10/31/22	300	291
1.63%, 11/15/22	455	435
2.00%, 11/30/22	700	679
2.13%, 12/31/22	525	512
1.75%, 1/31/23	275	264
2.38%, 1/31/23	400	394
2.00%, 2/15/23	475	460
1.50%, 2/28/23	450	426
2.63%, 2/28/23	350	349
1.50%, 3/31/23	200	189
2.50%, 3/31/23	350	346
1.63%, 4/30/23	325	309
2.75%, 4/30/23	450	450
1.75%, 5/15/23	725	693
1.63%, 5/31/23	200	190
2.75%, 5/31/23	350	350
1.38%, 6/30/23	350	328
2.63%, 6/30/23	350	348
1.25%, 7/31/23	300	279
2.50%, 8/15/23	300	296
1.38%, 8/31/23	250	233
1.38%, 9/30/23	250	233
1.63%, 10/31/23	300	283
2.75%, 11/15/23	600	600
2.13%, 11/30/23	300	290
2.25%, 12/31/23	250	243
2.25%, 1/31/24	300	292
2.75%, 2/15/24	550	549
2.13%, 2/29/24	300	290
2.13%, 3/31/24	250	241
2.00%, 4/30/24	350	335
2.50%, 5/15/24	725	714
2.00%, 5/31/24	300	287
2.00%, 6/30/24	350	335
2.13%, 7/31/24	250	241
2.38%, 8/15/24	725	708
1.88%, 8/31/24	350	332
2.13%, 9/30/24	300	288
2.25%, 10/31/24	350	339
2.25%, 11/15/24	750	726
2.13%, 11/30/24	300	288
2.25%, 12/31/24	350	338
2.50%, 1/31/25	300	295
2.00%, 2/15/25	775	737
2.75%, 2/28/25	350	349
2.63%, 3/31/25	300	297
2.88%, 4/30/25	300	301
2.13%, 5/15/25	650	622
2.88%, 5/31/25	325	326
2.75%, 6/30/25	300	299
2.00%, 8/15/25	700	663
2.25%, 11/15/25	645	620
1.63%, 2/15/26	700	642
1.63%, 5/15/26	650	595
1.50%, 8/15/26	720	650
2.00%, 11/15/26	750	703
2.25%, 2/15/27	510	487
2.38%, 5/15/27	750	722
2.25%, 8/15/27	700	666
2.25%, 11/15/27	650	618
2.75%, 2/15/28	750	744
2.88%, 5/15/28	475	476

		65,890

Total U.S. Government Obligations (Cost $81,210)		79,735

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 0.3%
Northern Institutional Funds - U.S. Government Portfolio, 1.72%(1) (2)	254,352	$254

Total Investment Companies (Cost $255)		254

Total Investments - 99.6% (Cost $81,465)		79,989

Other Assets less Liabilities - 0.4%		296

NET ASSETS - 100.0%		$80,285

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX FUND continued	JUNE 30, 2018 (UNAUDITED)

(2)	7-day current yield as of June 30, 2018 is disclosed.

Percentages shown are based on Net Assets.

At June 30, 2018, the quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	99.6%
Cash Equivalents	0.4

Total	100.0%

*

Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Obligations(1)	$—	$79,735	$—	$79,735
Investment Companies	254	—	—	254

Total Investments	$254	$79,735	$—	$79,989

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2018, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2018.

Transactions in affiliated investments for the three months ended June 30,2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio	$1,543	$2,440	$3,729	$1	$254	254

FIXED INCOME INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND	JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.4%
Arizona - 97.4%
Arizona Board of Regents Refunding COPS, University of Arizona Project,
5.00%, 6/1/26	$600	$705
5.00%, 6/1/27	500	592
5.00%, 6/1/28	400	477
Arizona Board of Regents State University System Revenue Bonds, Series A,
5.00%, 7/1/31	550	628
5.00%, 7/1/34	750	850
5.00%, 7/1/35	750	848
Arizona Board of Regents State University System Revenue Bonds, Series D,
5.00%, 7/1/26	500	583
Arizona Board of Regents State University System Revenue Refunding Bonds, Series A, Green Bonds,
5.00%, 7/1/35	1,000	1,136
5.00%, 7/1/41	1,000	1,127
Arizona Board of Regents State University System Revenue Refunding Bonds, Series B,
5.00%, 7/1/28	1,860	2,155
5.00%, 7/1/31	2,000	2,356
5.00%, 7/1/36	495	575
Arizona Board of Regents University System Revenue Bonds, Series A,
5.00%, 6/1/21	500	515
5.00%, 6/1/32	1,500	1,717
Arizona Board of Regents University System Revenue Refunding Bonds,
5.00%, 6/1/33	1,710	1,983
Arizona State School Facilities Board COPS, Prerefunded,
5.25%, 9/1/18(1)	2,000	2,013
Coconino & Yavapai Counties Joint Unified School District No. 9 G.O. Unlimited Bonds, Series B, School Improvement Project of 2007 (AGC Insured),
5.00%, 7/1/22	1,345	1,390
Gilbert Public Facilities Municipal Property Corp. Revenue Bonds,
5.00%, 7/1/26	850	1,003
Gilbert Public Facilities Municipal Property Corp. Revenue Bonds, Prerefunded,
5.50%, 7/1/19(1)	1,000	1,039
Gilbert Public Facilities Municipal Property Corp. Revenue Refunding Bonds,
5.00%, 7/1/26	3,000	3,540
Gilbert Water Resource Municipal Property Corp. Utility System Revenue Bonds,
5.00%, 7/1/28	500	591
5.00%, 7/1/29	750	883
5.00%, 7/1/30	500	587
5.00%, 7/1/31	600	703
Goodyear McDowell Road Commercial Corridor Improvement District Special Assessment Refunding Bonds (BAM Insured),
3.35%, 1/1/28	3,205	3,244
Goodyear Public Improvement Corp. Municipal Facilities Revenue Bonds, Prerefunded,
6.00%, 7/1/18(1)	1,000	1,000
Goodyear Water & Sewer Revenue Bonds, Subordinate Lien Obligations (AGM Insured),
5.25%, 7/1/31	1,000	1,090
Greater Development Authority Infrastructure Revenue Bonds, Series 2, Santa Cruz County Jail, Prerefunded,
5.00%, 8/1/18(1)	2,000	2,006
5.25%, 8/1/18(1)	1,005	1,008
Maricopa County Elementary School District No. 1 Phoenix G.O. Unlimited Bonds, Series B, School Improvement Project of 2006, Prerefunded,
4.50%, 7/1/19(1)	1,190	1,225
Maricopa County Elementary School District No. 28 Kyrene G.O. Unlimited Bonds, Series B, School Improvement Project of 2010,
5.25%, 7/1/28(2)	940	1,083
5.50%, 7/1/29(2)	485	564
5.50%, 7/1/30(2)	375	436

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.4% continued
Arizona - 97.4% continued
Maricopa County High School District No. 210 Phoenix G.O. Unlimited Bonds, School Improvement Project of 2011&2017,
5.00%, 7/1/34	$1,000	$1,168
Maricopa County High School District No. 210 Phoenix G.O. Unlimited Refunding Bonds (AGM Insured),
5.25%, 7/1/18	225	225
Maricopa County School District No. 17 Tolleson Elementary G.O. Unlimited Bonds, Series A, School Improvement Project of 2017 (BAM Insured),
5.00%, 7/1/29	975	1,142
5.00%, 7/1/31	500	581
Maricopa County School District No. 3 Tempe Elementary G.O. Unlimited Bonds, Series A, School Improvement Project,
5.00%, 7/1/26	2,250	2,655
Maricopa County School District No. 6 Washington Elementary G.O. Unlimited Bonds, Series A,
5.00%, 7/1/25	1,000	1,162
Maricopa County Unified School District No. 11 Peoria G.O. Unlimited Bonds, School Improvement (BAM Insured),
7/1/36(3)	1,000	1,050
Maricopa County Unified School District No. 41 Gilbert G.O. Unlimited Bonds, Series B, School Improvement Project of 2015,
5.00%, 7/1/28	525	620
5.00%, 7/1/29	650	765
5.00%, 7/1/31	500	585
Maricopa County Unified School District No. 60 Higley G.O. Unlimited Bonds, Series C, School Improvement Project of 2006,
5.00%, 7/1/27	1,000	1,000
Maricopa County Unified School District No. 69 Paradise Valley G.O. Unlimited Bonds, Series D, School Improvement Project of 2011,
4.50%, 7/1/27	1,700	1,860
Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, School Improvement,
5.00%, 7/1/23	175	175
Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, Series A-1, School Improvement Project of 2010,
4.00%, 7/1/22	1,040	1,106
Maricopa County Unified School District No. 95 Queen Creek G.O. Limited Refunding Bonds,
5.00%, 7/1/26	400	461
Maricopa County Unified School District No. 95 Queen Creek G.O. Unlimited Bonds, School Improvement,
5.00%, 7/1/27	1,020	1,192
5.00%, 7/1/33	500	575
5.00%, 7/1/37	650	743
Maricopa County Unified School District No. 95 Queen Creek G.O. Unlimited Bonds, School Improvement Projects of 2010 & 2014,
2.25%, 7/1/26	800	765
Mesa Street & Highway Revenue Refunding Bonds (AGM Insured),
5.00%, 7/1/23	1,000	1,134
Mohave County Unified School District No. 20 Kingman G.O. Unlimited Bonds, Series C, School Improvement Project of 2006 (AGC Insured),
5.50%, 7/1/21	1,000	1,039
5.00%, 7/1/23	1,000	1,034
Phoenix Civic Airport Improvement Corp. Revenue Refunding Bonds, Series B,
5.00%, 7/1/34	5,000	5,792
Phoenix Civic Improvement Corp. Subordinated Excise Tax Revenue Refunding Bonds, Series A,
5.00%, 7/1/28	1,125	1,305

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.4% continued
Arizona - 97.4% continued
Phoenix Civic Improvement Corp. Wastewater System Revenue Bonds, Series A, Junior Lien,
3.50%, 7/1/43	$2,000	$1,987
Phoenix Civic Improvement Corp. Wastewater System Revenue Refunding Bonds, Senior Lien,
5.50%, 7/1/20	1,690	1,690
5.50%, 7/1/21	1,080	1,080
Phoenix Civic Improvement Corp. Water System Revenue Bonds, Series A, Junior Lien,
5.00%, 7/1/39	1,000	1,121
Phoenix Civic Improvement Corp. Water System Revenue Bonds, Series A, Junior Lien, Prerefunded,
5.00%, 7/1/19(1)	530	548
Phoenix Civic Improvement Corp. Water System Revenue Refunding Bonds,
5.00%, 7/1/30	1,200	1,400
Pima County Sewer Revenue Bonds, Series B, Prerefunded,
5.00%, 7/1/21(1)	1,000	1,090
Pima County Sewer System Revenue Bonds,
5.00%, 7/1/25	1,000	1,131
Pima County Sewer System Revenue Bonds (AGM Insured), Prerefunded,
5.00%, 7/1/20(1)	1,350	1,436
Pima County Street & Highway Revenue Bonds, Prerefunded,
4.00%, 7/1/19(1)	1,970	2,017
Pima County Unified School District No. 10 Amphitheater G.O. Unlimited Bonds, Series D, School Improvement Project of 2007,
5.00%, 7/1/24	1,005	1,131
Pinal County Community College District Revenue Bonds, Central Arizona Collage (BAM Insured),
5.00%, 7/1/28	175	202
Pinal County Unified School District No. 43 Apache Junction G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 7/1/22	1,000	1,104
Prescott Valley Municipal Property Corp. Facilities Revenue Refunding Bonds,
5.00%, 1/1/24	1,835	1,963
Queen Creek Excise Tax & State Shared Revenue Bonds, Series A,
5.00%, 8/1/42	2,500	2,901
Queen Creek Excise Tax & State Shared Revenue Bonds, Series B,
5.00%, 8/1/47	2,540	2,808
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds,
5.00%, 1/1/31	2,500	2,995
5.00%, 1/1/36	1,500	1,767
Santa Cruz County Jail District Pledged Revenue Refunding Bonds (AGM Insured),
5.00%, 7/1/25	1,000	1,150
5.00%, 7/1/27	2,290	2,676
5.00%, 7/1/31	1,285	1,470
Santa Cruz County Pledged Revenue Refunding Bonds (AGM Insured),
3.13%, 7/1/38	755	716
Scottsdale Municipal Property Corp. Excise Tax Revenue Refunding Bonds,
5.00%, 7/1/30	2,675	3,204
Tucson Airport Authority, Inc. Revenue Bonds (AMT), Subordinate Lien (NATL Insured),
5.00%, 12/1/23	1,135	1,138
Tucson COPS (AGC Insured), Prerefunded,
5.00%, 7/1/19(1)	2,000	2,067
Tucson Water System Revenue Bonds, Prerefunded,
5.00%, 7/1/21(1)	1,825	1,993

		110,571

Total Municipal Bonds (Cost $108,968)		110,571

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND continued

	NUMBER OF SHARES	VALUE (000S)
INVES TMENT COMPANIES - 1.8%
Northern Institutional Funds - U.S. Government Portfolio,
1.72%(4) (5)	1,990,980	$1,991

Total Investment Companies (Cost $1,991)		1,991

Total Investments - 99.2% (Cost $110,959)		112,562

Other Assets less Liabilities - 0.8%		964

NET ASSETS - 100.0%		$113,526

(1)	Maturity date represents the prerefunded date.
(2)	Security has converted to a fixed rate as of July 1, 2015, and will be going forward.
(3)	When-Issued Security. Coupon rate is not in effect at June 30, 2018.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of June 30, 2018 is disclosed.

Percentages shown are based on Net Assets.

At June 30, 2018, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	5.3%
AA	84.3
A	8.6
Cash Equivalents	1.8

Total	100.0%

*

Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At June 30, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Facilities	9.1%
General	30.7
Higher Education	13.0
School District	23.9
Water	10.2
All other sectors less than 5%	13.1

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$110,571	$—	$110,571
Investment Companies	1,991	—	—	1,991

Total Investments	$1,991	$110,571	$—	$112,562

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2018, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2018.

Transactions in affiliated investments for the three months ended June 30, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio	$2,678	$16,201	$16,888	$17	$1,991	1,991

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

COPS - Certificates of Participation

G.O. - General Obligation

NATL - National Public Finance Guarantee Corporation

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND	JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.0%
California - 98.0%
Alameda County Joint Powers Authority Lease Revenue Bonds, Series A, Multiple Capital Projects,
4.00%, 12/1/24	$850	$936
Alameda Unified School District G.O. Unlimited Bonds, Series B, Election of 2014,
5.00%, 8/1/42	4,000	4,656
Alvord Unified School District G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 8/1/29	1,500	1,820
Anaheim Housing & Public Improvement Authority Revenue Refunding Bonds, Series B,
5.00%, 10/1/28	2,000	2,251
Bay Area Toll Bridge Authority Revenue Bonds, Series F-1, Prerefunded,
5.00%, 4/1/19(1)	2,000	2,054
5.13%, 4/1/19(1)	1,000	1,028
Bay Area Toll Bridge Authority Revenue Refunding Bonds,
2.00%, 4/1/24(2) (3)	7,620	7,441
2.13%, 4/1/25(2) (3)	16,700	16,252
Bay Area Toll Bridge Authority Revenue Refunding Bonds, Series A,
2.85%, 4/1/25(2) (3)	5,800	5,944
2.95%, 4/1/26(2) (3)	19,975	20,513
Bay Area Toll Bridge Authority Revenue Refunding Bonds, Series E,
2.00%, 4/1/21(2) (3)	565	568
California State Department of Water Resources Central Valley Project Revenue Bonds, Series AR,
4.00%, 12/1/34	1,795	1,924
California State Department of Water Resources Power Supply Revenue Bonds, Series L,
5.00%, 5/1/19	5,000	5,149
California State Economic Recovery G.O. Unlimited Refunding Bonds, Series A, Escrowed to Maturity,
5.00%, 7/1/19	5,000	5,179
California State G.O. Unlimited Bonds,
5.00%, 3/1/26	1,250	1,466
5.25%, 11/1/40	8,500	9,141
California State G.O. Unlimited Bonds (NATL Insured), Unrefunded Balance,
4.75%, 2/1/19	85	85
California State G.O. Unlimited Bonds, Series 2007 (FGIC Insured), Unrefunded Balance,
5.38%, 6/1/26	2,220	2,256
California State G.O. Unlimited Bonds, Unrefunded Balance,
6.50%, 4/1/33	2,435	2,524
California State G.O. Unlimited Refunding Bonds,
5.00%, 8/1/25	5,000	5,920
5.00%, 9/1/27	1,845	2,199
5.00%, 8/1/28	4,000	4,826
California State G.O. Unlimited Refunding Bonds, Bid Group C,
5.00%, 8/1/27	5,000	5,949
5.00%, 8/1/28	7,000	8,301
California State G.O. Unlimited Refunding Bonds, Group C,
5.00%, 8/1/26	1,000	1,169
California State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 9/1/23	3,375	3,882
California State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 9/1/26	3,500	4,136
California State Health Facilities Financing Authority Revenue Bonds, Series A, Sutter Health,
5.00%, 11/15/32	1,200	1,388
California State Health Facilities Financing Authority Revenue Refunding Bonds, Cedars-Sinai Medical Center,
5.00%, 11/15/27	250	295
California State Health Facilities Financing Authority Revenue Refunding Bonds, Providence St. Joseph Health System,
2.00%, 10/1/25(2) (3)	2,450	2,368

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.0% continued
California - 98.0% continued
California State Health Facilities Financing Authority Revenue Refunding Bonds, Series B, Sutter Health,
5.00%, 11/15/35	$2,500	$2,877
California State Infrastructure & Economic Development Bank Revenue Refunding Bonds, Series E, Pacific Gas & Electric,
1.75%, 6/1/22(2) (3)	2,000	1,911
California State Public Works Board Lease Revenue Bonds, Series D, Judicial Council Projects,
4.25%, 12/1/20	1,000	1,062
California State Public Works Board Lease Revenue Bonds, Subseries I-1, Various Capital Projects, Prerefunded,
6.38%, 11/1/19(1)	2,500	2,662
California State University Revenue Refunding Bonds, Series A,
5.00%, 11/1/32	1,000	1,173
California State University Systemwide Revenue Refunding Bonds, Series A,
4.00%, 11/1/45	2,600	2,706
California State University Systemwide Revenue Refunding Bonds, Series B-3,
4.00%, 11/1/23(2) (3)	5,750	6,266
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 10/1/20	6,000	6,464
4.00%, 5/1/23	1,485	1,629
5.00%, 10/1/23	500	576
5.00%, 5/1/24	1,450	1,686
5.00%, 11/1/28	4,000	4,842
5.25%, 10/1/39	1,500	1,754
California State Various Purpose G.O. Unlimited Bonds, Bidding Group,
5.00%, 9/1/28	5,000	5,938
California State Various Purpose G.O. Unlimited Refunding Bonds,
5.00%, 9/1/23	1,480	1,667
5.00%, 12/1/23	2,450	2,832
5.00%, 10/1/26	2,750	3,197
5.00%, 11/1/28	1,000	1,210
California State Various Purpose G.O. Unlimited Bonds,
5.50%, 4/1/19	1,000	1,031
5.00%, 9/1/19	4,720	4,913
5.00%, 9/1/20	1,690	1,816
5.25%, 3/1/30	1,500	1,593
California Statewide Communities Development Authority Revenue Bonds, Viamonte Senior Living Project (California Mortgage Insured),
3.00%, 7/1/26	5,500	5,577
Carlsbad Unified School District G.O. Unlimited Bonds,
0.00%, 5/1/19(4)	1,250	1,235
Centinela Valley Union High School District G.O. Unlimited Bonds, Series B, Election of 2008, Prerefunded,
5.75%, 8/1/23(1)	1,000	1,191
Cotati-Rohnert Park Unified School District G.O. Unlimited Bonds, Series E, Election of 2014 (BAM Insured),
4.00%, 8/1/29	500	551
Desert Community College District G.O. Unlimited Bonds, Riverside & Imperial County,
5.00%, 8/1/43	1,125	1,248
Eastern California Municipal Water District Water & Sewer COPS, Series H, Prerefunded,
5.00%, 7/1/18(1)	2,000	2,000
El Camino Community College District G.O. Unlimited CABS, Series C, Election of 2002,
0.00%, 8/1/23(4)	9,940	8,886
Escondido Union School District G.O. Unlimited Bonds, Series B, Election of 2014,
4.00%, 8/1/43	1,595	1,672
Evergreen School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/46	1,000	1,177
Foothill Eastern Transportation Corridor Agency Toll Road Revenue CABS, Series A, Senior Lien, Escrowed to Maturity,
0.00%, 1/1/20(4)	2,150	2,100

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.0% continued
California - 98.0% continued
Foothill-De Anza Community College District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/28	$2,250	$2,661
Fremont Union High School District Santa Clara County G.O. Unlimited Bonds, Series A, Election of 2008, Prerefunded,
5.38%, 8/1/21(1)	1,500	1,668
Imperial Irrigation District Electric Revenue Bonds, Series B-1,
5.00%, 11/1/46	2,500	2,852
Kentfield School District G.O. Unlimited Bonds, Series B, Election of 2014,
5.00%, 8/1/43	2,000	2,272
Long Beach Community College District G.O. Unlimited Refunding Bonds, Series F,
5.00%, 6/1/27	1,100	1,286
Long Beach Harbor Revenue Bonds, Series A (AMT),
5.00%, 5/15/30	1,300	1,518
Long Beach Unified School District G.O. Unlimited Bonds, Series S, Election of 2008, Prerefunded,
5.00%, 8/1/19(1)	1,005	1,043
Long Beach Unified School District G.O. Unlimited Bonds, Series SE, Election of 2008, Unrefunded Balance,
5.00%, 8/1/20	70	73
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Multiple Capital Projects II,
5.00%, 8/1/24	945	1,058
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series D,
5.00%, 12/1/29	1,665	1,950
Los Angeles County Public Works Financing Authority Lease Revenue Refunding Bonds, Series B,
5.00%, 12/1/28	1,145	1,345
5.00%, 12/1/29	2,630	3,080
5.00%, 12/1/31	2,000	2,327
Los Angeles Department of Airports Revenue Refunding Bonds, Series B (AMT),
5.00%, 5/15/27	7,435	8,788
5.00%, 5/15/28	7,630	9,075
5.00%, 5/15/29	1,000	1,184
Los Angeles Department of Airports Senior Revenue Bonds, Series B,
5.00%, 5/15/27	640	744
Los Angeles Department of Airports Subordinate Revenue Bonds, Los Angeles International Airport (AMT),
5.25%, 5/15/31	2,000	2,386
Los Angeles Department of International Airports Revenue Bonds, Series D,
5.00%, 5/15/22	1,395	1,483
5.25%, 5/15/29	5,000	5,339
5.00%, 5/15/40	3,500	3,709
Los Angeles Department of Water & Power System Revenue Bonds, Subseries A-1,
5.25%, 7/1/38	2,825	2,825
Los Angeles Department of Water & Power Waterworks System Revenue Refunding Bonds, Series B,
5.00%, 7/1/36	5,000	5,772
Los Angeles Harbor Department Revenue Refunding Bonds, Series A (AMT),
5.00%, 8/1/19	1,500	1,557
Los Angeles Unified School District G.O. Unlimited Bonds, Series B-1, Election of 2008,
5.00%, 7/1/29	1,500	1,822
5.00%, 7/1/30	190	230
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series B,
5.00%, 7/1/23	2,500	2,879
Los Angeles Wastewater System Revenue Refunding Bonds, Series A (NATL Insured), Escrowed to Maturity,
6.00%, 6/1/21	1,185	1,331

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.0% continued
California - 98.0% continued
Los Angeles Wastewater System Subordinate Revenue Refunding Bonds, Series C,
5.00%, 6/1/23	$1,935	$2,171
Marin County COPS, Prerefunded,
3.00%, 8/1/20(1)	1,595	1,641
4.00%, 8/1/20(1)	1,140	1,197
Metropolitan Water District of Southern California State Subordinate Revenue Refunding Bonds, Series A,
2.50%, 7/1/27	7,550	7,592
Midpeninsula Regional Open Space District Revenue Bonds, Prerefunded,
5.25%, 9/1/21(1)	2,000	2,219
Modesto Irrigation District Electric Revenue Refunding Bonds, Series A,
4.00%, 7/1/19	1,230	1,261
Modesto Irrigation District Financing Authority Electric System Revenue Bonds, Series A,
5.00%, 10/1/26	1,490	1,737
5.00%, 10/1/27	1,130	1,310
5.00%, 10/1/28	2,770	3,194
Modesto Irrigation District Financing Authority Revenue Refunding Bonds, Series G, Domestic Water Project (AGM Insured),
5.00%, 9/1/22	1,445	1,634
Mojave Water Agency COPS, Series A, Prerefunded,
5.00%, 6/1/19(1)	665	687
Monterey County Public Facilities Financing COPS,
5.00%, 10/1/27	1,000	1,181
5.00%, 10/1/28	670	785
Mount San Jacinto Community College District G.O. Unlimited Bonds, Series B, Election of 2014,
4.00%, 8/1/43	2,000	2,110
Natomas Unified School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/25	1,690	1,955
Natomas Unified School District G.O. Unlimited Bonds, Election of 2014 (BAM Insured),
5.00%, 8/1/33	1,185	1,359
Natomas Unified School District G.O. Unlimited Refunding Bonds (BAM Insured),
5.00%, 8/1/25	2,360	2,697
5.00%, 8/1/26	2,145	2,445
5.00%, 8/1/31	3,620	4,184
Oakland Unified School District Alameda County G.O. Unlimited Bonds, Series A,
5.00%, 8/1/22	750	845
5.00%, 8/1/24	600	702
Palm Springs Unified School District G.O. Unlimited Bonds, Series D, Election of 2008,
2.00%, 8/1/27	1,970	1,859
Palomar Community College District G.O. Unlimited Bonds, Series D, Election of 2006,
4.00%, 8/1/46	1,000	1,046
Palos Verdes Peninsula Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 11/1/25	780	933
Paso Robles Joint Unified School District G.O. Unlimited Bonds, Series A,
4.00%, 8/1/43	4,220	4,376
4.00%, 8/1/46	5,950	6,155
Placentia-Yorba Linda Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/26	1,000	1,174
Poway Unified School District No. 07 Improvement G.O. Unlimited Bonds, Series 1-A, Election of 2008,
0.00%, 8/1/20(4)	3,280	3,163
Redlands Unified School District G.O. Unlimited Bonds, Election of 2008 (AGM Insured), Prerefunded,
5.00%, 7/1/18(1)	1,150	1,150
Redlands Unified School District G.O. Unlimited Refunding Bonds, San Bernandino County,
3.00%, 7/1/30	2,295	2,279

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.0% continued
California - 98.0% continued
Riverside County Asset Leasing Corp. Lease Revenue Bonds, Series A, Public Defender & Probation Building,
5.25%, 11/1/24	$800	$926
Riverside County Transportation Commission Revenue Refunding Bonds, Series A,
3.00%, 6/1/26	5,500	5,746
Riverside County Transportation Commission Sales Tax Revenue Refunding Bonds, Series B,
5.00%, 6/1/30	5,000	6,024
Riverside Public Financing Authority Local Measure A Sales Tax Revenue COPS, Riverside Payment Rehabilitation (AGM Insured),
5.25%, 6/1/24	615	701
Sacramento Area Flood Control Agency Special Assessment Refunding Bonds, Consolidated Capital Assessment District,
5.00%, 10/1/35	1,000	1,160
Sacramento County Airport System Revenue Refunding Bonds, Series A,
5.00%, 7/1/29	565	684
5.00%, 7/1/31	500	601
Sacramento County Airport System Revenue Refunding Bonds, Series B,
5.00%, 7/1/29	680	823
Sacramento County Airport System Senior Revenue Bonds,
5.00%, 7/1/28	1,500	1,595
Sacramento Municipal Utility District Revenue Refunding Bonds, Series U (AGM Insured), Prerefunded,
5.00%, 8/15/18(1)	1,165	1,170
Sacramento Municipal Utility District Revenue Refunding Bonds, Series U (AGM Insured), Unrefunded Balance,
5.00%, 8/15/19	610	613
5.00%, 8/15/25	1,225	1,230
San Diego Association of Governments South Bay Expressway Toll Revenue Bonds, Series A, Senior Lien,
5.00%, 7/1/29	850	1,011
San Diego Community College District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/27	3,090	3,732
San Diego Public Facilities Financing Authority Lease Revenue Refunding Bonds, Ballpark,
5.00%, 10/15/30	1,040	1,220
San Diego Public Facilities Financing Authority Lease Revenue Refunding Bonds, Series A, Master Refunding Project, Escrowed to Maturity,
4.25%, 3/1/20	1,130	1,181
San Diego Public Facilities Financing Authority Sewer Revenue Bonds, Senior Series A, Prerefunded,
4.00%, 5/15/19(1)	1,495	1,529
San Diego Public Facilities Financing Authority Sewer Revenue Refunding Bonds,
5.00%, 5/15/27	2,000	2,365
San Diego Public Facilities Financing Authority Sewer Revenue Refunding Bonds, Senior Series B, Prerefunded,
5.00%, 5/15/19(1)	5,000	5,157
San Diego Unified School District G.O. Unlimited Refunding Bonds, Series E-2, Election of 1998 (AGM Insured),
5.50%, 7/1/27	1,500	1,894
San Francisco Bay Area Rapid Transit District G.O. Unlimited Refunding Bonds, Series D, Election of 2004,
5.00%, 8/1/28	2,365	2,776
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series A (AMT),
5.00%, 5/1/24	1,095	1,211
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series C (AMT),
5.00%, 5/1/20	6,000	6,346
San Francisco City & County G.O. Unlimited Bonds, Series B,
3.00%, 6/15/29	4,810	4,881

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.0% continued
California - 98.0% continued
San Francisco City & County G.O. Unlimited Bonds, Series C,
3.00%, 6/15/30	$5,415	$5,418
San Francisco City & County Unified School District G.O. Unlimited Bonds, Proposition A, Series F&C,
3.25%, 6/15/32	1,500	1,502
San Francisco City & County Unified School District Property G.O. Unlimited Bonds, Series E, Election of 2006,
5.00%, 6/15/22	2,615	2,794
San Francisco County Transportation Authority Sales TRB,
3.00%, 2/1/30	5,000	4,947
San Jacinto Unified School District G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 8/1/26	1,055	1,211
San Joaquin County Transportation Authority Measure K Limited TRB, Series A, Prerefunded,
5.75%, 3/1/21(1)	2,000	2,213
San Jose Unified School District Santa Clara County G.O. Unlimited Refunding Bonds, Prerefunded,
5.00%, 8/1/21(1)	830	911
San Jose Unified School District Santa Clara County G.O. Unlimited Refunding Bonds, Unrefunded Balance,
5.00%, 8/1/23	170	186
Santa Ana Unified School District G.O. Unlimited Bonds, Series A, Election of 2008,
5.50%, 8/1/30	2,000	2,007
Santa Clara County G.O. Unlimited Bonds, Series B, Election of 2008,
5.00%, 8/1/28	3,000	3,352
Santa Clara Unified School District G.O. Unlimited Bonds, Election of 2010, Prerefunded,
4.50%, 7/1/20(1)	2,000	2,118
Santa Clara Unified School District G.O. Unlimited Bonds, Series A, Election of 2004, Prerefunded,
5.00%, 7/1/20(1)	6,540	6,991
Santa Rosa Elementary School District G.O. Unlimited Bonds, Series D, Election of 2014 (AGM Insured),
5.00%, 8/1/43	1,145	1,309
Santa Rosa High School District G.O. Unlimited Bonds, Series C, Election of 2014 (AGM Insured),
5.00%, 8/1/43	1,000	1,147
Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008, Prerefunded,
6.00%, 7/1/21(1)	2,000	2,253
South Orange County Public Financing Authority Special Tax Revenue Refunding Bonds, Series A, Foothill Area (NATL Insured),
5.25%, 8/15/18	2,500	2,522
Southern California Public Power Authority Revenue Bonds, Milford Wind Corridor Phase II Project,
5.25%, 7/1/27	1,000	1,103
Southern California Public Power Authority Revenue Bonds, Milford Wind Corridor Project No. 1,
5.00%, 7/1/24	1,240	1,302
Southern California Public Power Authority Revenue Bonds, Windy Point/Windy Flats Project No. 1,
5.00%, 7/1/26	4,700	5,007
5.00%, 7/1/30	2,500	2,656
Turlock Irrigation District First Priority Subordinated Revenue Refunding Bonds,
5.00%, 1/1/28	625	717
University of California General Revenue Bonds, Series AF, Prerefunded,
5.00%, 5/15/23(1)	1,220	1,402
University of California General Revenue Bonds, Series AF, Unrefunded Balance,
5.00%, 5/15/36	4,475	5,017
University of California General Revenue Refunding Bonds, Series AZ,
5.00%, 5/15/48	1,500	1,752

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.0% continued
California - 98.0% continued
University of California Limited Project Revenue Refunding Bonds, Series I,
5.00%, 5/15/27	$1,600	$1,887
Val Verde Unified School District G.O. Unlimited Bonds, Series A, Election of 2008, Unrefunded Balance,
5.25%, 8/1/27	2,125	2,131
Ventura County Community College District G.O. Unlimited Bonds, Series C, Election of 2002, Prerefunded,
5.50%, 8/1/18(1)	1,000	1,003
Ventura County Community College District G.O. Unlimited CABS, Series C, Election of 2002,
0.00%, 8/1/18(4)	1,635	1,633
Ventura County Public Financing Authority Lease Revenue Bonds, Series B,
5.00%, 11/1/24	1,060	1,221
Visalia Unified School District COPS (AGM Insured),
3.00%, 5/1/27	1,525	1,532
Western Riverside Water & Wastewater Finance Authority Western Municipal Water District Improvement Revenue Bonds (AGC Insured),
5.13%, 9/1/29	1,645	1,708
Yucaipa Valley Water District Water System Revenue Refunding Bonds, Series A,
5.00%, 9/1/26	1,000	1,162

		481,050

Total Municipal Bonds (Cost $476,138)		481,050

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 0.8%
Northern Institutional Funds - U.S. Government Portfolio,
1.72%(5) (6)	3,793,627	$3,794

Total Investment Companies
(Cost $3,794)		3,794

SHORT-TERM INVESTMENTS - 0.1%
Bay Area Toll Bridge Authority Variable Revenue Bonds, Series C,
1.88%, 4/1/19(2) (3)	$425	$425

Total Short-Term Investments (Cost $426)		425

Total Investments - 98.9% (Cost $480,358)		485,269

Other Assets less Liabilities - 1.1%		5,361

NET ASSETS - 100.0%		$490,630

(1)	Maturity date represents the prerefunded date.
(2)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(3)	Variable rate security. Rate as of June 30, 2018 is disclosed. Maturity date represents the puttable date.
(4)	Zero coupon bond.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of June 30, 2018 is disclosed.

Percentages shown are based on Net Assets.

At June 30, 2018, the quality distribution (unaudited) for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	3.5%
AA	87.5
A	7.3
BBB	0.4
Not Rated	0.5
Cash Equivalents	0.8

Total	100.0%

*

Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued	JUNE 30, 2018 (UNAUDITED)

At June 30, 2018, the industry sectors for the Fund were:

INDUS TRY SECTOR	% OF INVESTMENTS
Airport	9.1%
General	8.4
General Obligation	26.6
Higher Education	6.0
Power	5.1
School District	17.3
Transportation	12.5
Water	6.0
All other sectors less than 5%	9.0

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$481,050	$—	$481,050
Investment Companies	3,794	—	—	3,794
Short-Term Investments	—	425	—	425

Total Investments	$3,794	$481,475	$—	$485,269

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2018, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2018.

Transactions in affiliated investments for the three months ended June 30, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio	$25,859	$51,369	$73,434	$38	$3,794	3,794

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

FGIC - Financial Guaranty Insurance Corporation

G.O. - General Obligation

NATL - National Public Finance Guarantee Corporation

TRB - Tax Revenue Bonds

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND	JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.8%
California - 97.8%
Alameda Unified School District G.O. Unlimited Bonds, Series B, Election of 2014,
5.00%, 8/1/42	$1,000	$1,164
Alhambra Unified School District Elementary Schools Improvement G.O. Unlimited Bonds, Series A, Election of 2008 (AGC Insured), Prerefunded,
5.50%, 8/1/19(1)	1,000	1,044
Bay Area Toll Bridge Authority Revenue Refunding Bonds, Series A,
2.85%, 4/1/25(2) (3)	1,500	1,537
2.95%, 4/1/26(2) (3)	5,500	5,648
Beaumont Unified School District G.O. Unlimited Bonds, Series D, Election of 2008 (BAM Insured),
5.25%, 8/1/44	1,500	1,754
Brentwood Infrastructure Financing Authority Water Revenue Bonds, Prerefunded,
5.75%, 7/1/18(1)	3,595	3,595
California State G.O. Unlimited Refunding Bonds,
5.00%, 9/1/20	5,000	5,374
5.00%, 8/1/25	2,500	2,960
5.00%, 8/1/26	1,000	1,199
5.00%, 8/1/28	1,000	1,206
California State G.O. Unlimited Refunding Bonds, Bid Group C,
5.00%, 8/1/28	2,000	2,372
California State G.O. Unlimited Refunding Bonds, Group C,
5.00%, 8/1/26	2,500	2,921
California State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 9/1/26	500	591
California State Public Works Board Lease Revenue Bonds, Series A, Department of General Services-Buildings 8 & 9, Prerefunded,
6.00%, 4/1/19(1)	1,400	1,448
California State University Revenue Refunding Bonds, Series A,
5.00%, 11/1/32	1,000	1,173
California State University Systemwide Revenue Refunding Bonds, Series A,
4.00%, 11/1/45	1,000	1,041
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 10/1/20	5,000	5,387
5.25%, 10/1/39	3,500	4,093
California State Various Purpose G.O. Unlimited Refunding Bonds,
5.00%, 11/1/37	2,000	2,359
California State Various Purpose G.O. Unlimited Bonds,
5.25%, 3/1/30	3,500	3,717
5.50%, 3/1/40	2,865	3,042
Centinela Valley Union High School District G.O. Unlimited Bonds, Series B, Election of 2008, Prerefunded,
5.75%, 8/1/23(1)	570	679
6.00%, 8/1/23(1)	1,000	1,203
Corona-Norco Unified School District G.O. Unlimited Bonds, Series C, Election of 2006 (AGM Insured), Prerefunded,
5.50%, 8/1/19(1)	500	522
Escondido Union School District G.O. Unlimited Bonds, Series B, Election of 2014,
4.00%, 8/1/43	3,000	3,144
Evergreen School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/46	1,300	1,530
Fremont Union High School District Santa Clara County G.O. Unlimited Bonds, Series A, Election of 2008, Prerefunded,
5.38%, 8/1/21(1)	3,500	3,893
Imperial Irrigation District Electric Revenue Bonds, Series B-1,
5.00%, 11/1/46	1,500	1,711
Los Angeles County Public Works Financing Authority Lease Revenue Refunding Bonds, Series B,
5.00%, 12/1/30	2,000	2,332

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.8% continued
California - 97.8% continued
Los Angeles Department of Airports Revenue Refunding Bonds, Series B (AMT),
5.00%, 5/15/29	$4,000	$4,735
5.00%, 5/15/31	5,000	5,881
Los Angeles Department of International Airports Revenue Bonds, Series D,
5.00%, 5/15/40	1,500	1,589
Los Angeles Department of Water & Power Waterworks System Revenue Refunding Bonds, Series B,
5.00%, 7/1/36	2,375	2,742
Los Angeles Harbor Department Revenue Bonds, Escrowed to Maturity,
7.60%, 10/1/18	5	5
Los Angeles Wastewater System Revenue Refunding Bonds, Series C, Green Bonds,
5.00%, 6/1/28	1,465	1,731
Lucia Mar Unified School District G.O. Unlimited Bonds, Series B, Election of 2016,
5.00%, 8/1/42	1,450	1,706
Marin County COPS, Prerefunded,
4.25%, 8/1/20(1)	1,575	1,662
Midpeninsula Regional Open Space District Revenue Bonds, Prerefunded,
5.25%, 9/1/21(1)	600	666
5.50%, 9/1/21(1)	2,500	2,793
Modesto Irrigation District Capital Improvements COPS, Series A,
5.75%, 10/1/29	1,500	1,545
Modesto Irrigation District Capital Improvements COPS, Series A, Prerefunded,
6.00%, 4/1/19(1)	2,000	2,068
Monterey County Financing Authority Revenue Refunding Bonds,
9/1/37(4)	1,170	1,386
Morgan Hill Unified School District G.O. Unlimited Bonds, Series B, Election of 2012,
4.00%, 8/1/47	1,250	1,312
Mount San Jacinto Community College District G.O. Unlimited Bonds, Series B, Election of 2014,
4.00%, 8/1/43	3,000	3,165
Newport Mesa Unified School District G.O. Unlimited CABS, Election of 2005,
0.00%, 8/1/33(5)	10,000	6,078
Palomar Community College District G.O. Unlimited Bonds, Series D, Election of 2006,
5.25%, 8/1/45	2,000	2,378
4.00%, 8/1/46	3,000	3,139
Palomar Health G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/28	1,340	1,554
Palomar Pomerado Health G.O. Unlimited Convertible CABS, Series A, Election of 2004 (AGC Insured),
(Step to 7.00% on 08/01/19), 1.73%, 8/1/38(6)	5,000	6,191
Pleasanton Unified School District G.O. Unlimited Refunding Bond, Election of 2016,
4.00%, 8/1/42	2,000	2,104
Rio Hondo Community College District G.O. Unlimited Bonds, Series B, Election of 2009,
5.50%, 8/1/30	1,605	1,673
Ross Valley Public Financing Authority Revenue Bonds, Sanitary District No.1 of Marin County,
5.00%, 1/1/34	240	274
5.00%, 1/1/35	250	285
5.00%, 1/1/36	275	313
5.00%, 1/1/37	215	245
5.00%, 1/1/39	500	567
Sacramento Area Flood Control Agency Special Assessment Refunding Bonds, Consolidated Capital Assessment District,
5.00%, 10/1/35	1,420	1,647
Sacramento Municipal Utility District Revenue Bonds, Series A,
5.00%, 8/15/37	55	62

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.8% continued
California - 97.8% continued
San Diego Association of Governments South Bay Expressway Toll Revenue Bonds, Series A, Senior Lien,
5.00%, 7/1/32	$850	$1,001
San Diego Public Facilities Financing Authority Sewer Revenue Bonds, Senior Series A, Prerefunded,
5.00%, 5/15/19(1)	1,500	1,547
San Francisco Bay Area Rapid Transit District G.O. Unlimited Refunding Bonds, Series D, Election of 2004,
5.00%, 8/1/28	1,000	1,174
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),
5.00%, 5/1/42	1,500	1,700
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series C (AMT),
5.00%, 5/1/20	1,500	1,586
San Francisco City & County G.O. Unlimited Bonds, Series B,
3.00%, 6/15/29	1,000	1,015
San Francisco City & County G.O. Unlimited Bonds, Series C,
3.00%, 6/15/30	2,000	2,001
San Francisco City & County Unified School District G.O. Unlimited Bonds, Proposition A, Series F&C,
3.25%, 6/15/32	2,500	2,503
San Joaquin County Transportation Authority Measure K Limited TRB, Series A, Prerefunded,
5.25%, 3/1/21(1)	2,075	2,269
Santa Clara County G.O. Unlimited Bonds, Series B, Election of 2008,
5.00%, 8/1/28	2,000	2,235
Santa Clara Electric Revenue Refunding Bonds, Series A,
6.00%, 7/1/31	1,195	1,343
Santa Rosa High School District G.O. Unlimited Bonds, Series C, Election of 2014 (AGM Insured),
5.00%, 8/1/38	2,625	3,030
5.00%, 8/1/43	500	574
Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008, Prerefunded,
6.00%, 7/1/21(1)	2,025	2,281
Southern California State Public Power Authority Revenue Bonds, Series B, Southern Transmission Project, Prerefunded,
6.00%, 7/1/18(1)	2,520	2,520
University of California Revenue Refunding Bonds, Series O, Limited Project,
5.00%, 5/15/58	2,500	2,873
University of California General Revenue Bonds, Series AF, Prerefunded,
5.00%, 5/15/23(1)	430	494
University of California General Revenue Bonds, Series AF, Unrefunded Balance,
5.00%, 5/15/36	1,570	1,760
University of California General Revenue Refunding Bonds, Series AZ,
5.00%, 5/15/48	1,000	1,168
Val Verde Unified School District G.O. Unlimited Bonds, Series A, Election of 2008, Unrefunded Balance,
5.25%, 8/1/27	2,500	2,507
Vallecitos Water District Water & Wastewater Enterprise Revenue Refunding Bonds,
5.00%, 7/1/30	1,000	1,151
5.00%, 7/1/32	595	681
Ventura County Community College District G.O. Unlimited Bonds, Series C, Election of 2002, Prerefunded,
5.50%, 8/1/18(1)	4,065	4,078
Western Riverside Water & Wastewater Finance Authority Western Municipal Water District Improvement Revenue Bonds (AGC Insured),
5.13%, 9/1/29	2,000	2,076

		171,702

Total Municipal Bonds (Cost $164,390)		171,702

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 1.8%
Northern Institutional Funds - U.S. Government Portfolio,
1.72%(7) (8)	3,162,850	$3,163

Total Investment Companies (Cost $3,163)		3,163

Total Investments - 99.6% (Cost $167,553)		174,865

Other Assets less Liabilities - 0.4%		735

NET ASSETS - 100.0%		$175,600

(1)	Maturity date represents the prerefunded date.
(2)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(3)	Variable rate security. Rate as of June 30, 2018 is disclosed. Maturity date represents the puttable date.
(4)	When-Issued Security. Coupon rate is not in effect at June 30, 2018. (5) Zero coupon bond.
(6)	Step coupon bond. Rate as of June 30, 2018 is disclosed.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of June 30, 2018 is disclosed.

Percentages shown are based on Net Assets.

At June 30, 2018, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	2.9%
AA	82.9
A	11.0
Not Rated	1.4
Cash Equivalents	1.8

Total	100.0%

*

Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At June 30, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Airport	8.8%
General	7.4
General Obligation	36.5
School District	21.2
Water	7.5
All other sectors less than 5%	18.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$171,702	$—	$171,702
Investment Companies	3,163	—	—	3,163

Total Investments	$3,163	$171,702	$—	$174,865

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2018, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2018.

TAX-EXEMPT FIXED INCOME FUNDS    17    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

Transactions in affiliated investments for the three months ended June 30, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio	$13,485	$30,708	$41,030	$23	$3,163	3,163

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

G.O. - General Obligation

TRB - Tax Revenue Bonds

NORTHERN FUNDS QUARTERLY REPORT    18    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND	JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.9%
Alabama - 1.3%
Alabama State Port Authority Docks Facilities Revenue Bonds, Prerefunded,
6.00%, 10/1/20(1)	$5,000	$5,456

Arizona - 2.9%
La Paz County IDA Education Facility Lease Revenue Bonds, Charter School Solutions-Harmony Public Schools,
5.00%, 2/15/36	1,400	1,458
5.00%, 2/15/46	3,500	3,619
Maricopa County Pollution Control Corp. Pollution Control Variable Revenue Refunding Bonds, Series A, Public Service of New Mexico Palo Verde,
6.25%, 1/1/38	4,000	4,271
Phoenix IDA Education Revenue Refunding Bonds, Great Hearts Academies,
5.00%, 7/1/41	1,200	1,267
5.00%, 7/1/46	1,300	1,369

		11,984

California - 13.0%
California State Municipal Finance Authority COPS, Community Hospitals of Central California, Prerefunded,
5.50%, 2/1/19(1)	4,000	4,096
California State Municipal Finance Authority Revenue Bonds, Series A, Baptist University,
5.00%, 11/1/46(2)	3,000	3,197
California State Municipal Finance Authority Revenue Bonds, Series A, University of La Verne, Prerefunded,
6.13%, 6/1/20(1)	2,000	2,171
6.25%, 6/1/20(1)	1,000	1,088
California State Municipal Finance Authority Senior Lien Revenue Bonds (AMT), LINXS APM Project,
5.00%, 12/31/47	1,250	1,401
California State School Finance Authority Charter School Revenue Refunding Bonds, Aspire Public Schools,
5.00%, 8/1/46(2) (3)	5,250	5,628
California Statewide Communities Development Authority Revenue Bonds, California Baptist University, Prerefunded,
7.25%, 11/1/21(1)	2,000	2,354
California Statewide Communities Development Authority Revenue Refunding Bonds, Series A, California Baptist University,
5.00%, 11/1/32	500	549
5.00%, 11/1/41(2)	1,000	1,076
Golden State Tobacco Securitization Corp. Tobacco Settlement Asset Backed Revenue Bonds, Senior Series A-1,
5.13%, 6/1/47	4,000	4,000
Golden State Tobacco Securitization Corp. Tobacco Settlement Asset Backed Revenue Bonds, Unrefunded Balance,
5.75%, 6/1/47	4,705	4,706
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Refunding Bonds, Series A-1,
5.00%, 6/1/47	5,000	5,134
Los Angeles Department of Water & Power System Revenue Bonds, Series D,
5.00%, 7/1/39	5,000	5,656
San Francisco City & County Airports Commission Revenue Bonds, Series E,
6.00%, 5/1/39	5,000	5,184
Tobacco Securitization Authority of Southern California Tobacco Settlement Revenue Bonds, Senior Series A-1,
5.00%, 6/1/37	6,000	6,015
5.13%, 6/1/46	2,000	2,004

		54,259

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.9% continued
Colorado - 3.0%
Colorado High Performance Transportation Enterprise Revenue Bonds, C-470 Express Lane,
5.00%, 12/31/47	$1,000	$1,084
5.00%, 12/31/51	1,000	1,081
Denver City & County Airport System Revenue Bonds, Series A,
5.25%, 11/15/36	4,000	4,189
Prairie Center Metropolitan District No. 3 Limited Property Tax Supported Revenue Refunding Bonds, Series A,
5.00%, 12/15/41(2)	3,000	3,075
Regional Transportation District Private Activity Revenue Bonds, Denver Transportation Partners,
6.00%, 1/15/41	3,000	3,147

		12,576

Delaware - 0.5%
Delaware State EDA Gas Facilities Revenue Refunding Bonds, Delmarva Power,
5.40%, 2/1/31	2,000	2,122

District of Columbia - 2.1%
District of Columbia Revenue Bonds, Cesar Chavez Charter Schools,
7.88%, 11/15/40(2)	5,265	5,445
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Refunding Bonds, Series A, Dulles Metrorail and Capital Project,
5.00%, 10/1/53	3,000	3,179

		8,624

Florida - 4.3%
Capital Trust Agency Air Cargo Revenue Refunding Bonds, Series A, Aero Miami FX,
5.35%, 7/1/29	3,215	3,328
Citizens Property Insurance Corp. Revenue Bonds, Series A1,
5.00%, 6/1/25	5,000	5,800
Hillsborough County Aviation Authority Subordinate Revenue Bonds, Series B, Tampa International Airport,
5.00%, 10/1/40	1,500	1,641
5.00%, 10/1/44	1,500	1,646
Miami-Dade County Educational Facilities Authority Revenue Refunding Bonds, Series A, University of Miami,
5.00%, 4/1/40	5,000	5,536
Sterling Hill Community Development District Capital Improvement Special Assessment Revenue Bonds, Series B,
5.50%, 11/1/10(4)	143	91

		18,042

Georgia - 1.8%
Atlanta Development Authority Senior Health Care Facilities Revenue Bonds, Series A1,Georgia Proton Treatment Center,
6.75%, 1/1/35(2)	5,000	4,841
Rockdale County Development Authority Revenue Refunding Bonds (AMT), Pratt Paper LLC Project,
4.00%, 1/1/38(2)	2,500	2,527

		7,368

Illinois - 9.0%
Chicago Board of Education Dedicated Capital Improvement Special Tax Bonds,
6.00%, 4/1/46	4,000	4,680
Chicago Waterworks Revenue Bonds, Second Lien,
5.00%, 11/1/29	5,000	5,587
Illinois State Finance Authority Revenue Bonds, Series A, Provena Health, Prerefunded,
7.75%, 8/15/19(1)	35	37
7.75%, 8/15/19(1)	3,465	3,699
Illinois State Finance Authority Revenue Bonds, Silver Cross & Medical Centers, Prerefunded,
6.88%, 8/15/19(1)	1,000	1,058
7.00%, 8/15/19(1)	1,000	1,059
Illinois State Finance Authority Revenue Refunding Bonds, Rosalind Franklin University,
5.00%, 8/1/42	1,100	1,199

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.9% continued
Illinois - 9.0% continued
Illinois State Finance Authority Revenue Refunding Bonds, Series C, Presence Health Network,
5.00%, 2/15/36	$5,000	$5,693
Illinois State Finance Authority Student Housing & Academic Facilities Revenue Bonds, CHF - Chicago, LLC - University of Illinois at Chicago Project),
5.00%, 2/15/47	5,200	5,619
Illinois State Toll Highway Authority Senior Revenue Bonds, Series B,
5.00%, 1/1/41	5,000	5,612
Railsplitter Tobacco Settlement Authority Revenue Bonds, Prerefunded,
5.50%, 6/1/21(1)	1,000	1,102
6.00%, 6/1/21(1)	2,000	2,232

		37,577

Indiana - 2.0%
Indiana State Finance Authority Educational Facilities Revenue Bonds, Marian University Project,
6.50%, 9/15/30	3,000	3,290
6.38%, 9/15/41	2,000	2,153
Vigo County Hospital Authority Revenue Bonds, Union Hospital, Inc., Prerefunded,
8.00%, 9/1/21(1)	2,500	2,955

		8,398

Kentucky - 1.3%
Kentucky Public Transportation Infrastructure Authority First Tier Toll Revenue Bonds, Series A, Downtown Crossing Project,
5.75%, 7/1/49	2,500	2,735
Kentucky State Economic Development Finance Authority Revenue Bonds, Owensboro Health,
5.25%, 6/1/50	2,500	2,678

		5,413

Louisiana - 6.3%
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Prerefunded,
5.00%, 5/15/26(1)	50	59
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Unrefunded Balance,
5.00%, 5/15/47	4,950	5,449
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A, Westlake Chemical Corp.,
6.50%, 8/1/29	2,000	2,180
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A-1, Westlake Chemical Corp.,
6.50%, 11/1/35	2,000	2,194
Louisiana State Public Facilities Authority Revenue Bonds, Belle Chasse Educational Foundation Project,
6.75%, 5/1/41	1,250	1,328
Louisiana State Public Facilities Authority Revenue Refunding Bonds, Lafayette General Health System,
5.00%, 11/1/41	5,000	5,430
New Orleans Sewerage Service Revenue Bonds,
5.00%, 6/1/45	4,000	4,376
New Orleans Water Revenue Refunding Bonds,
5.00%, 12/1/44	3,000	3,296
Tobacco Settlement Financing Corp. Asset Backed Revenue Refunding Bonds, Series A,
5.50%, 5/15/29	2,000	2,063

		26,375

Maine - 1.2%
Maine State Health & Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center,
5.00%, 7/1/43	5,000	5,190

Maryland - 2.0%
Anne Arundel County Special Obligation Tax Allocation Bonds, National Business Park-North Project,
6.10%, 7/1/40(2)	4,335	4,422

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.9% continued
Maryland - 2.0% continued
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series A, Adventist Healthcare,
6.25%, 1/1/31	$1,550	$1,729
6.13%, 1/1/36	2,000	2,205

		8,356

Massachusetts - 3.9%
Massachusetts State Bay Transportation Authority Sales TRB, Senior Series A,
5.00%, 7/1/28	5,000	6,060
Massachusetts State Development Finance Agency Revenue Bonds, Boston Medical Center Green Bonds,
5.00%, 7/1/44	3,000	3,250
Massachusetts State Development Finance Agency Revenue Bonds, Series A, UMASS Boston Student Housing,
5.00%, 10/1/41	4,230	4,605
Massachusetts State Development Finance Agency Revenue Bonds, Series F, Milford Regional Medical Center,
5.75%, 7/15/43	2,000	2,166

		16,081

Michigan - 2.5%
Michigan State Finance Authority Revenue Bonds, Local Government Loan Program Great Lakes Water Authority,
5.00%, 7/1/35	3,000	3,287
Michigan State Finance Authority Revenue Refunding Bonds, Series D-4, Local Government Loan Program Great Lakes Water Authority,
5.00%, 7/1/30	2,000	2,214
Wayne County Airport Authority Revenue Bonds, Series D,
5.00%, 12/1/45	4,355	4,838

		10,339

Mississippi - 0.6%
Warren County Gulf Opportunity Zone Revenue Bonds, Series A, International Paper Co.,
5.80%, 5/1/34	2,530	2,705

Missouri - 1.1%
Grundy County IDA Health Facilities Revenue Bonds, Wright Memorial Hospital,
6.45%, 9/1/29	2,530	2,584
6.75%, 9/1/34	1,750	1,791

		4,375

Nevada - 1.1%
Clark County Airport System Revenue Refunding Bonds, Senior Series A,
5.00%, 7/1/40	4,000	4,488

New Jersey - 4.7%
New Jersey State EDA Revenue Bonds, Provident Group Rowan Properties LLC,
5.00%, 1/1/25	1,950	2,156
5.00%, 1/1/48	1,665	1,760
New Jersey State EDA Special Facility Revenue Bonds (AMT), Continental Airlines, Inc. Project,
5.63%, 11/15/30	2,000	2,256
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series AA, Transportation Program,
5.25%, 6/15/41	2,000	2,145
5.00%, 6/15/45	2,250	2,374
New Jersey State Turnpike Authority Revenue Bonds, Series E,
5.00%, 1/1/45	5,000	5,530
Tobacco Settlement Financing Corp. Revenue Refunding Bonds, Series A,
5.00%, 6/1/46	2,000	2,197
Tobacco Settlement Financing Corp. Subordinate Revenue Refunding Bonds, Series B,
5.00%, 6/1/46	1,000	1,074

		19,492

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.9% continued
New York - 7.6%
Buffalo & Erie County Industrial Land Development Corp. Revenue Bonds, Catholic Health System Obligation,
5.25%, 7/1/35	$1,500	$1,654
5.00%, 7/1/40	2,770	2,992
New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Series A, New School,
5.00%, 7/1/45	2,375	2,610
New York State Thruway Authority General Junior Indebtedness Obligation Revenue Bonds, Series A, Junior Lien,
5.00%, 1/1/46	5,000	5,585
New York State Transportation Development Corp. Special Facilities Revenue Bonds (AMT), Delta Air Lines, Inc. Laguardia Airport Terminals,
5.00%, 1/1/34	1,000	1,120
5.00%, 1/1/36	1,000	1,116
New York State Transportation Development Corp. Special Facility Revenue Bonds (AMT), LaGuardia Airport Terminal B Redevelopment,
5.25%, 1/1/50	5,000	5,441
New York State Transportation Development Corp. Special Facility Revenue Refunding Bonds (AMT), American Airlines, Inc.,
5.00%, 8/1/31	5,000	5,245
Port Authority of New York & New Jersey Consolidated Revenue Refunding Bonds, Series 198,
5.00%, 11/15/41	5,000	5,735

		31,498

North Dakota - 1.3%
Ward County Health Care Facilities Revenue Bonds, Series C, Trinity Obligated Group,
5.00%, 6/1/48	5,000	5,440

Ohio - 4.8%
Lucas County Health Care Facilities Revenue Refunding & Improvement Bonds, Series A, Lutheran Homes, Prerefunded,
7.00%, 11/1/20(1)	4,000	4,454
Ohio State Air Quality Development Authority Exempt Facilities Revenue Bonds (AMT), Pratt Paper LLC Project,
4.50%, 1/15/48(2)	2,500	2,590
Ohio State Turnpike Commission Revenue Bonds, Junior Lien, Infrastructure Project,
5.00%, 2/15/48	3,000	3,259
Ohio State University Hospital Health System Revenue Refunding Bonds,
5.00%, 1/15/41	4,655	5,062
Toledo-Lucas County Port Authority Facilities Revenue Refunding Bonds, CSX Transportation, Inc. Project,
6.45%, 12/15/21(5)	4,000	4,559

		19,924

Pennsylvania - 4.8%
Butler County Hospital Authority Revenue Bonds, Butler Health System Project, Prerefunded,
7.13%, 7/1/19(1)	3,000	3,162
Delaware County IDA Revenue Refunding Bonds, Covanta Project,
5.00%, 7/1/43(2)	2,500	2,528
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Edinboro University Foundation, Prerefunded,
6.00%, 7/1/20(1)	2,500	2,703
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Shippensburg University,
6.25%, 10/1/43	2,000	2,184
Philadelphia Authority For Industrial Development University of the Arts Revenue Refunding Bonds,
5.00%, 3/15/45	5,000	5,076
Philadelphia Water & Wastewater Revenue Bonds, Series A,
5.00%, 7/1/45	4,000	4,441

		20,094

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.9% continued
Rhode Island - 1.3%
Tobacco Settlement Financing Corp. Revenue Refunding Bonds, Series A,
5.00%, 6/1/40	$5,000	$5,330

Texas - 8.8%
Austin Convention Enterprises, Inc. Convention Center Revenue Refunding Bonds, First Tier,
5.00%, 1/1/32	1,000	1,133
5.00%, 1/1/34	500	561
Board of Managers Joint Guadalupe County-City of Seguin Hospital Mortgage Revenue Refunding Bonds,
5.00%, 12/1/40	1,500	1,533
5.00%, 12/1/45	2,000	2,035
Houston Airport System Special Facilities Revenue Bonds (AMT), United Airlines, Inc.,
5.00%, 7/15/28	3,000	3,351
Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds,
5.00%, 5/15/40	3,000	3,295
New Hope Cultural Education Facilities Finance Corp. Retirement Facility Revenue Refunding Bonds, Legacy at Willow Bend Project,
5.00%, 11/1/46	3,000	3,131
New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue Bonds, CHF-Collegiate Housing San Antonio,
5.00%, 4/1/48	3,000	3,069
San Antonio Electric & Gas Revenue Bonds, Junior Lien,
5.00%, 2/1/43	2,500	2,727
Texas State PFA Charter School Finance Corp. Education Revenue Bonds, Series A, Cosmos Foundation, Inc. Prerefunded,
6.20%, 2/15/20(1)	3,500	3,740
Texas State Private Activity Bond Surface Transportation Corp. Revenue Bonds, Senior Lien, Blueridge Transportation (AMT),
5.00%, 12/31/40	2,750	2,986
Texas State Private Activity Bond Surface Transportation Corp. Revenue Bonds, Senior Lien, LBJ Infrastructure,
7.00%, 6/30/40	3,000	3,253
Texas State Private Activity Bond Surface Transportation Corp. Revenue Bonds, Senior Lien, NTE Mobility,
6.88%, 12/31/39	2,500	2,658
Travis County HFDC Revenue Bonds, Westminster Manor Project, Prerefunded,
7.00%, 11/1/20(1)	805	898
7.13%, 11/1/20(1)	2,000	2,237

		36,607

Virginia - 0.9%
Virginia State College Building Authority Educational Facilities Revenue Bonds, Marymount University Project, Green Bonds,
5.25%, 7/1/35	270	291
5.00%, 7/1/45	2,515	2,647
Virginia State Small Business Financing Authority Solid Waste Disposal Facilities Revenue Bonds (AMT), Covanta Project,
5.00%, 7/1/38(2) (6) (7)	1,000	1,017

		3,955

Washington - 1.8%
Port of Seattle Revenue Bonds, Series A,
5.00%, 4/1/40	3,000	3,323
Washington State Health Care Facilities Authority Revenue Bonds, Central Washington Health Services, Prerefunded,
7.00%, 7/1/19(1)	4,000	4,209

		7,532
Total Municipal Bonds (Cost $384,270)		399,600

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 1.4%
Northern Institutional Funds - U.S. Government Portfolio, 1.72%(8) (9)	5,657,603	$5,658

Total Investment Companies (Cost $5,658)		5,658

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 1.2%
New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, Series BB, Second Generation Resolution, 1.22%, 7/2/18(7) (10)	$5,000	$5,000
Total Short-Term Investments (Cost $5,000)		5,000

Total Investments - 98.5%
(Cost $394,928)		410,258

Other Assets less Liabilities - 1.5%		6,278

NET ASSETS - 100.0%		$416,536

(1)	Maturity date represents the prerefunded date.
(2)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(3)

Restricted security that has been deemed illiquid. At June 30, 2018, the value of this restricted illiquid security amounted to approximately $5,628,000 or 1.4% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
California State School Finance Authority Charter School Revenue Refunding Bonds, Aspire Public Schools, 5.00%, 8/1/46	2/4/16-3/8/17	$5,468

(4)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(5)	Security has converted to a fixed rate as of December 15, 1999, and will be going forward.
(6)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(7)	Variable rate security. Rate as of June 30, 2018 is disclosed. Maturity date represents the puttable date.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day current yield as of June 30, 2018 is disclosed.
(10)

Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

Percentages shown are based on Net Assets.

At June 30, 2018, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AA	11.4%
A	23.1
BBB	38.2
BB	8.7
B	4.2
Not Rated	13.0
Cash Equivalents	1.4

Total	100.0%

*

Credit quality ratings are based on converting the available Moody’s, S&P Global and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNCIPAL FUND continued

At June 30, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Airport	9.7%
Development	10.0
Education	6.5
General	6.7
Higher Education	9.4
Medical	17.8
Tobacco Settlement	8.7
Transportation	13.3
Water	6.9
All other sectors less than 5%	11.0

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$399,600	$—	$399,600
Investment Companies	5,658	—	—	5,658
Short-Term Investments	—	5,000	—	5,000

Total Investments	$5,658	$404,600	$—	$410,258

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2018, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2018.

Transactions in affiliated investments for the three months ended June 30, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio	$10,853	$18,776	$23,971	$33	$5,658	5,658

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMT - Alternative Minimum Tax

COPS - Certificates of Participation

EDA - Economic Development Authority

HFDC - Health Facilities Development Corp.

IDA - Industrial Development Authority

PFA - Public Finance Authority

TRB - Tax Revenue Bonds

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND	JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.8%
Alabama - 0.9%
Alabama Public School & College Authority,
5.00%, 1/1/25	$5,000	$5,746
Black Belt Energy Gas District Gas Supply Revenue Bonds, Series A,
4.00%, 6/1/21(1) (2)	5,000	5,231
Southeast Alabama State Gas Supply District Revenue Bonds, Series A,
4.00%, 6/1/49	15,000	15,980

		26,957

Alaska - 0.6%
Alaska State G.O. Unlimited Bonds, Series A,
5.00%, 8/1/28	5,560	6,390
Alaska State Housing Finance Corp. Revenue Refunding Bonds, Series A,
5.00%, 6/1/30	5,000	5,790
Anchorage Electric Utility Revenue Refunding Bonds, Series A, Senior Lien,
5.00%, 12/1/41	5,000	5,542

		17,722

Arizona - 3.9%
Arizona Board of Regents State University System Revenue Refunding Bonds, Series A, Green Bonds,
5.00%, 7/1/26	6,630	7,729
Arizona State School Facilities Board COPS, Prerefunded,
5.25%, 9/1/18(3)	10,000	10,062
Arizona State Transportation Board Excise Tax Revenue Refunding Bonds,
5.00%, 7/1/25	13,610	15,665
Arizona State Transportation Board Excise TRB, Maricopa County Regional Area Road, Prerefunded,
5.25%, 7/1/19(3)	10,000	10,366
Arizona State Transportation Board Highway Revenue Refunding Bonds,
5.00%, 7/1/28	12,000	13,754
5.00%, 7/1/34	5,350	6,196
Arizona State Transportation Board Highway Subordinated Revenue Bonds, Subseries A, Unrefunded Balance,
5.00%, 7/1/28	3,035	3,355
Chandler Excise TRB,
5.00%, 7/1/24	3,700	4,204
5.00%, 7/1/27	5,000	5,638
Maricopa County IDA Revenue Bonds, Series B, Banner Health Obligation Group,
5.00%, 10/18/22	500	558
Maricopa County IDA Revenue Refunding Bonds, Banner Health Obligation Group,
4.00%, 1/1/36	180	188
Maricopa County Unified School District No. 69 Paradise Valley G.O. Unlimited Bonds, Series C, School Improvement Project of 2015,
5.00%, 7/1/26	1,500	1,770
Phoenix Civic Airport Improvement Corp. Revenue Refunding Bonds (AMT), Senior Lien,
5.00%, 7/1/20	1,500	1,589
Phoenix Civic Improvement Corp. Airport Revenue Bonds, Series A, Junior Lien, Prerefunded,
5.00%, 7/1/20(3)	3,000	3,195
Phoenix Civic Improvement Corp. Water System Revenue Refunding Bonds, Series B, Junior Lien,
5.00%, 7/1/26	5,000	5,752
Salt River Project Agricultural Improvement & Power District Electric Revenue Refunding Bonds, Series A,
5.00%, 12/1/23	10,000	11,012
5.00%, 1/1/34	5,000	5,830
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds,
5.00%, 1/1/34	5,000	5,916
Scottsdale G.O. Unlimited Refunding Bonds,
5.00%, 7/1/26	1,700	2,022

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.8% continued
Arizona - 3.9% continued
Tucson G.O. Unlimited Bonds, Series 2012-E,
5.00%, 7/1/25	$1,915	$2,241

		117,042

California - 9.4%
Bay Area Toll Bridge Authority Revenue Bonds,
5.00%, 4/1/27	1,145	1,277
Bay Area Toll Bridge Authority Revenue Bonds, Series F-1, Prerefunded,
5.13%, 4/1/19(3)	7,390	7,595
Bay Area Toll Bridge Authority Revenue Refunding Bonds,
2.13%, 4/1/25(1) (2)	2,000	1,946
Bay Area Toll Bridge Authority Revenue Refunding Bonds, Series A,
2.95%, 4/1/26(1) (2)	5,000	5,135
Burbank Unified School District G.O. Unlimited Convertible CABS, Series A,
(Step to 5.00% on 08/01/23),
0.82%, 8/1/34(4)	3,500	3,063
Cabrillo Community College District G.O. Unlimited CABS, Series B, Election of 2004 (NATL Insured),
0.00%, 8/1/39(5)	11,755	4,270
California State Department of Water Resources Central Valley Project Water System Revenue Bonds, Series AM,
5.00%, 12/1/25	1,000	1,144
California State Department of Water Resources Central Valley Project Water System Revenue Refunding Bonds, Series AX,
5.00%, 12/1/32	1,000	1,208
California State G.O. Unlimited Bonds, Prerefunded,
6.00%, 4/1/38(3)	7,065	7,310
California State G.O. Unlimited Bonds, Series 2007 (AMBAC Insured), Unrefunded Balance,
5.00%, 10/1/18	75	75
5.75%, 5/1/30	80	80
California State G.O. Unlimited Bonds, Unrefunded Balance,
6.00%, 4/1/38	12,935	13,352
California State G.O. Unlimited Refunding Bonds,
5.00%, 9/1/20	1,000	1,075
5.00%, 8/1/26	10,000	11,988
5.00%, 8/1/28	5,000	6,032
6.25%, 11/1/34	5,000	5,303
California State Taxable G.O. Unlimited Bonds,
3.50%, 4/1/28	6,750	6,730
California State Taxable G.O. Unlimited Bonds, High Speed Passenger Train,
2.19%, 4/1/20(1) (2)	5,000	4,942
California State Various Purpose G.O. Unlimited Refunding Bonds,
5.00%, 10/1/29	5,000	5,630
California Statewide Communities Development Authorities Variable Revenue Bonds, Series M, Kaiser Permanente,
1.05%, 7/12/18	16,450	16,450
California Statewide Communities Development Authority Student Housing Revenue Refunding Bonds, CHF-Irvine, L.L.C.,
5.00%, 5/15/29	1,250	1,429
Carlsbad Unified School District G.O. Unlimited Convertible CABS, Series C, Election of 2006,
(Step to 6.63% on 08/01/26),
2.59%, 8/1/35(4)	11,850	11,072
Contra Costa Water District Revenue Refunding Bonds, Series R,
5.00%, 10/1/18	1,575	1,590
Cupertino Union School District Crossover G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/27	435	499
East Bay Municipal Utility District Water System Revenue Refunding Bonds, Series A-2,
5.00%, 6/1/38	2,060	2,610

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.8% continued
California - 9.4% continued
Glendale Electric Works Revenue Bonds,
5.00%, 2/1/43	$5,000	$5,515
Los Angeles Community College District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/30	10,000	11,578
5.00%, 8/1/31	6,000	6,932
Los Angeles Department of Airports Revenue Bonds, Series A,
5.25%, 5/15/22	5,000	5,156
Los Angeles Department of Airports Revenue Bonds, Series D (AMT),
5.00%, 5/15/23	5,000	5,672
Los Angeles Department of Airports Revenue Refunding Bonds, Series B (AMT),
5.00%, 5/15/27	10,000	11,820
Los Angeles Department of Airports Subordinate Revenue Bonds, Los Angeles International Airport (AMT),
5.00%, 5/15/34	575	651
5.00%, 5/15/35	600	678
Los Angeles Department of Water & Power System Revenue Bonds, Series D,
5.00%, 7/1/39	2,500	2,828
Los Angeles Department of Water & Power Waterworks Revenue Bonds, Series A,
5.00%, 7/1/35	3,410	4,047
Los Angeles G.O. Unlimited Refunding Bonds, Series B,
5.00%, 9/1/20	55	59
Los Angeles Taxable G.O. Unlimited Refunding Bonds, Series A,
2.44%, 9/1/22	5,000	4,883
Los Angeles TRANS,
6/27/19(6)	20,000	20,467
Los Angeles Unified School District G.O. Unlimited Bonds, Series B-1, Election of 2008,
5.00%, 7/1/32	5,000	6,004
5.00%, 7/1/36	6,500	7,703
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 7/1/27	5,000	6,087
Riverside County Transportation Commission Sales Tax Revenue Refunding Bonds, Series B,
5.00%, 6/1/33	5,000	5,973
Sacramento County Airport System Revenue Refunding Bonds, Series C (AMT),
5.00%, 7/1/35	6,000	6,945
San Diego Unified School District Convertible G.O. Unlimited Refunding CABS, Series R-2,
(Step to 6.63% on 07/01/30),
0.78%, 7/1/40(4)	5,000	4,177
(Step to 6.63% on 07/01/30),
0.76%, 7/1/41(4)	6,000	4,984
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series B,
5.00%, 5/1/47	2,500	2,864
San Francisco City & County Airports Commission Revenue Bonds, Series E,
5.25%, 5/1/32	2,500	2,576
San Jose Redevelopment Agency Successor Agency Tax Allocation Refunding Bonds, Subseries B,
5.00%, 8/1/19	2,000	2,074
Santa Clara Valley Water District COPS, Series C,
5.00%, 6/1/24	650	760
Simi Valley Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/27	1,000	1,226
Southern California State Public Power Authority Revenue Bonds, Series B, Southern Transmission Project, Prerefunded,
6.00%, 7/1/18(3)	5,000	5,000
University of California General Revenue Bonds, Series U,
5.00%, 5/15/22	5,000	5,318
Ventura County G.O. Limited Notes,
4.00%, 7/2/18	13,535	13,535

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.8% continued
California - 9.4% continued
Yosemite Community College District G.O. Unlimited CABS, Election of 2004,
0.00%, 8/1/31(5)	$5,000	$3,246

		280,563

Colorado - 1.7%
Adams County School District No. 1 G.O. Unlimited Bonds, Mapleton Public Schools (State Aid Withholding),
5.25%, 12/1/40	5,000	5,827
Cherry Creek School District No. 5 G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 12/15/32	2,000	2,319
Colorado State Board of Governors University Enterprise System Revenue Bonds, Series E-1
(State Higher Education Intercept Program),
5.00%, 3/1/34	2,150	2,447
Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Series A, University of Denver Project,
5.00%, 3/1/40	2,500	2,838
Colorado State Health Facilities Authority Hospital Revenue Bonds, Adventist Health System/Sunbel,
11/20/25(1) (2) (6)	3,000	3,477
11/15/48(6)	3,000	3,069
Colorado State School of Mines Institutional Enterprise Revenue Bonds, Series B,
5.00%, 12/1/42	1,000	1,139
5.00%, 12/1/47	2,900	3,288
Denver City & County Airport System Subordinate Revenue Bonds, Series B,
5.25%, 11/15/28	1,500	1,708
5.25%, 11/15/29	1,740	1,979
Denver City & County Board of Water Commissioners Water Revenue Bonds, Series A, Green Bonds,
5.00%, 9/15/47	5,000	5,807
Denver City & County Excise Tax Revenue Refunding Bonds, Series A (AGC Insured), Prerefunded,
6.00%, 9/1/19(3)	6,550	6,884
Denver City & County School District No. 1 G.O. Unlimited Refunding Bonds, Series A (NATL Insured State Aid Withholding),
5.50%, 12/1/22	5,000	5,737
University of Colorado Enterprise Revenue Bonds, Series A, Prerefunded,
5.00%, 6/1/23(3)	1,000	1,135
University of Colorado Enterprise Revenue Refunding Bonds, Series A-2,
5.00%, 6/1/28	2,500	3,041

		50,695

Connecticut - 1.5%
Connecticut State G.O. Unlimited Bonds, Series A,
5.00%, 3/15/29	5,000	5,523
Connecticut State G.O. Unlimited Bonds, Series B,
5.00%, 5/15/22	2,000	2,162
Connecticut State G.O. Unlimited Bonds, Series D,
5.00%, 11/1/23	5,000	5,383
Connecticut State G.O. Unlimited Bonds, Series E,
5.00%, 9/15/26	3,825	4,128
4.00%, 9/15/27	5,000	5,172
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series 2013 A, Yale University,
7/1/25(6)	6,800	8,033
Connecticut State Special Tax Obligation Transportation Revenue Refunding Bonds, Series B,
3.00%, 12/1/22	1,725	1,757
South Central Regional Water Authority Water System Revenue Bonds, 22nd Series B (AGM Insured), Prerefunded,
5.00%, 8/1/18(3)	2,000	2,005

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.8% continued
Connecticut - 1.5% continued
University of Connecticut Revenue Bonds, Series A,
5.00%, 11/15/43	$5,000	$5,675
5.25%, 11/15/47	3,000	3,453

		43,291

Delaware - 0.1%
Delaware State G.O. Unlimited Bonds, Unrefunded Balance,
5.00%, 7/1/23	969	1,030
Delaware State Transportation Authority System Revenue Refunding Bonds,
5.00%, 7/1/26	1,500	1,775

		2,805

District of Columbia - 1.5%
District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, Series A, Prerefunded,
5.25%, 10/1/18(3)	1,000	1,010
5.50%, 10/1/18(3)	10,500	10,606
6.00%, 10/1/18(3)	5,000	5,056
District of Columbia Water & Sewer Authority Public Utility Revenue Refunding Bonds, Series C, Subordinate Lien,
5.00%, 10/1/39	5,000	5,626
Metropolitan Washington Airports Authority System Revenue Bonds, Series C,
5.13%, 10/1/39	2,460	2,482
Metropolitan Washington Airports Authority System Revenue Bonds, Series C (AMT),
5.00%, 10/1/20	3,000	3,202
5.00%, 10/1/26	2,000	2,166
Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT),
10/1/26(6)	5,830	6,801
5.00%, 10/1/28	3,000	3,335
10/1/38(6)	1,000	1,154
Washington Convention & Sports Authority Dedicated Tax Revenue Refunding Bonds, Series A,
5.00%, 10/1/27	2,000	2,370

		43,808

Florida - 3.2%
Broward County Airport System Revenue Bonds (AMT),
5.00%, 10/1/37	1,500	1,698
Broward County Airport System Revenue Bonds, Series C,
5.25%, 10/1/28	6,185	7,049
Broward County Airport System Revenue Bonds, Series Q-1,
5.00%, 10/1/42	1,295	1,417
Broward County Port Facilities Revenue Refunding Bonds, Series A (AGM Insured),
5.00%, 9/1/24	1,000	1,086
5.00%, 9/1/25	1,000	1,084
Broward County Port Facilities Revenue Refunding Bonds, Series B (AMT),
5.00%, 9/1/23	2,500	2,675
Florida State Department of Transportation G.O. Unlimited Refunding Bonds, Series A,
5.00%, 7/1/18	2,000	2,000
Florida State G.O. Unlimited Bonds, Department of Transportation Right of Way,
4.00%, 7/1/42	4,715	4,953
Florida State Municipal Power Agency All Requirements Revenue Bonds, Prerefunded,
5.00%, 10/1/18(3)	1,445	1,458
Florida State Ports Financing Commission Revenue Refunding Bonds, Series B (AMT), State Transportation Trust Fund,
5.38%, 10/1/29	3,395	3,732
Florida State Turnpike Authority Revenue Bonds, Series C, Department of Transportation,
4.50%, 7/1/43	5,000	5,288

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.8% continued
Florida - 3.2% continued
Highlands County Health Facilities Authority Revenue Refunding Bonds, Adventist Health, Prerefunded,
5.63%, 11/15/19(3)	$10	$11
Highlands County Health Facilities Authority Revenue Refunding Bonds, Adventist Health, Unrefunded Balance,
5.63%, 11/15/37	4,990	5,255
Hillsborough County Aviation Authority Customer Facilities Charge Revenue Bonds, Series A, Tampa International Airport,
5.00%, 10/1/44	2,500	2,734
Hillsborough County Aviation Authority Subordinate Revenue Bonds, Series B, Tampa International Airport,
5.00%, 10/1/44	4,000	4,390
JEA Electric System Revenue Refunding Bonds, Series B,
5.00%, 10/1/27	10,000	11,942
JEA Water & Sewer System Subordinated Revenue Refunding Bonds, Series A,
5.00%, 10/1/31	1,690	1,983
Lee County School Board Refunding COPS,
5.00%, 8/1/22	800	889
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/27	1,320	1,494
5.00%, 10/1/32	3,890	4,360
Miami-Dade County Aviation Revenue Refunding Bonds, Series B,
5.00%, 10/1/37	650	726
Miami-Dade County School Board COPS, Series A,
5.00%, 5/1/32	5,000	5,512
Miami-Dade County Water & Sewer System Revenue Refunding Bonds, Series B (AGM Insured),
5.25%, 10/1/20	3,000	3,229
5.25%, 10/1/22	2,500	2,827
Palm Beach County Solid Waste Authority Revenue Refunding Bonds, Prerefunded,
5.00%, 10/1/21(3)	80	88
Palm Beach County Solid Waste Authority Revenue Refunding Bonds, Unrefunded Balance,
5.00%, 10/1/31	4,920	5,357
Reedy Creek Improvement District G.O. Limited Bonds, Series A,
5.25%, 6/1/29	5,000	5,706
5.25%, 6/1/30	5,000	5,699

		94,642

Georgia - 4.2%
Athens-Clarke County Unified Government Water & Sewerage Revenue Bonds, Prerefunded,
5.50%, 1/1/19(3)	10,000	10,200
Fulton County Development Authority Revenue Refunding Bonds, Georgia Tech Foundation CRC & Tech Square Projects,
5.00%, 11/1/26	5,000	5,963
Georgia State G.O. Unlimited Bonds, Series A,
7/1/36(6)	5,000	5,361
Georgia State G.O. Unlimited Bonds, Series A, Tranche 1,
7/1/26(6)	10,000	11,924
Georgia State G.O. Unlimited Bonds, Series A-1,
5.00%, 2/1/21	10,000	10,816
5.00%, 2/1/26	5,000	5,930
5.00%, 2/1/27	14,870	17,877
Georgia State G.O. Unlimited Bonds, Series A-2,
5.00%, 2/1/30	2,500	2,971
Georgia State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 7/1/26	10,000	11,929
5.00%, 7/1/28	10,000	12,038
Georgia State G.O. Unlimited Refunding Bonds, Series E,
5.00%, 12/1/26	3,100	3,721
Georgia State G.O. Unlimited Refunding Bonds, Series F,
5.00%, 7/1/26	1,500	1,789
Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Series A,
4.00%, 9/1/23(1) (2)	2,500	2,674

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.8% continued
Georgia - 4.2% continued
Main Street Natural Gas, Inc. Gas Supply Revenue, Subseries C,
4.00%, 12/1/23(1) (2)	$5,000	$5,351
Main Street Natural Gas, Inc. Gas Supply Variable Revenue Bonds, Subseries D,
2.23%, 8/1/48	10,000	9,979
Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 & 4 Project,
5.00%, 7/1/60	2,500	2,669
5.50%, 7/1/60	2,500	2,778

		123,970

Hawaii - 1.2%
Hawaii State Airports System Revenue Bonds, Series A,
5.25%, 7/1/29	1,000	1,068
Hawaii State G.O. Unlimited Bonds, Series FT,
5.00%, 1/1/36	5,000	5,857
Hawaii State G.O. Unlimited Refunding Bonds, Series EP,
5.00%, 8/1/26	10,000	11,493
Honolulu City & County Variable G.O. Unlimited Bonds, Rail Transit Project,
1.82%, 9/1/20	5,000	5,002
Honolulu City & County Wastewater System Revenue Refunding Bonds, Senior Series B, First Bond Resolution,
5.00%, 7/1/27	11,755	13,663

		37,083

Illinois - 2.0%
Central Lake County Joint Action Water Agency G.O. Unlimited Refunding Bonds (AMBAC Insured),
6.00%, 2/1/19	645	661
Chicago Midway Airport Revenue Refunding Bonds, Second Lien Series B,
5.25%, 1/1/34	2,500	2,754
Chicago Midway Airport Revenue Refunding Bonds, Series A (AMT), Second Lien,
5.50%, 1/1/30	2,025	2,251
Chicago O’Hare International Airport General Revenue Bonds, Series C (AMT), Senior Lien,
5.25%, 1/1/27	500	551
Chicago O’Hare International Airport Revenue Bonds, Series E, Senior Lien,
5.00%, 1/1/26	5,000	5,798
Chicago O’Hare International Airport Revenue Refunding Bonds, Series B,
5.00%, 1/1/29	5,000	5,611
Cook County Sales Tax Revenue Refunding Bonds,
5.00%, 11/15/33	5,000	5,749
Illinois State Finance Authority Revenue Bonds, Northwestern Memorial Healthcare,
4.00%, 7/15/47	3,000	3,084
Illinois State Finance Authority Revenue Bonds, Series A, Art Institute Chicago,
5.25%, 3/1/40	2,500	2,635
Illinois State Finance Authority Revenue Refunding Bonds, Series A, OSF Healthcare System,
5.00%, 11/15/35	1,500	1,642
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Rush University Medical Center,
5.00%, 11/15/38	1,455	1,608
Illinois State Municipal Electric Agency Power Supply Revenue Refunding Bonds, Series A,
4.00%, 2/1/33	7,000	7,302
Illinois State Toll Highway Authority Revenue Bonds, Series A,
5.00%, 1/1/40	2,500	2,773
Kendall Kane & Will Counties Community Unit School District No. 308 G.O. Unlimited Bonds, Series A,
5.00%, 2/1/29	2,000	2,126
Regional Transportation Authority Revenue Bonds, Series B,
5.00%, 6/1/35	2,000	2,276
Will County G.O. Unlimited Bonds,
4.00%, 11/15/36	3,000	3,110

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.8% continued
Illinois - 2.0% continued
Will Grundy Etc. Counties Community College District No. 525 G.O. Unlimited Refunding Bonds, Alternative Revenue Source,
5.25%, 6/1/36	$2,500	$2,811
Winnebago County Public Safety Sales Tax G.O. Unlimited Refunding Bonds, Series A,
5.00%, 12/30/24	5,000	5,586

		58,328

Indiana - 0.9%
Indiana Finance Authority Wastewater Utility Revenue Bonds, Series A, First Lien, CWA Authority,
5.25%, 10/1/31	5,750	6,285
5.25%, 10/1/38	2,980	3,252
4.25%, 10/1/44	10,000	10,440
Indiana State Finance Authority Hospital Revenue Refunding Bonds, Series A, University Health Obligated Group,
5.00%, 12/1/40	4,000	4,456
Porter County Jail Building Corp. First Mortgage Revenue Refunding Bonds (AGM Insured),
5.50%, 7/10/21	1,325	1,385
5.50%, 1/10/24	1,135	1,284

		27,102

Kansas - 0.2%
Kansas State Department of Transportation Highway Revenue Bonds,
5.00%, 9/1/25	5,735	6,744

Kentucky - 1.4%
Fayette County School District Finance Corp. Revenue Bonds, Series A (State Intercept Program),
4.00%, 5/1/38	5,000	5,197
Kentucky State Property & Buildings Commission Revenue Bonds, Project No. 115,
5.00%, 4/1/30	7,500	8,455
Kentucky State Property & Buildings Commission Revenues Refunding Bonds, Series B, Project No. 112 (State Appropriation Insured),
5.00%, 11/1/27	10,000	11,361
Kentucky State Turnpike Authority Economic Development Road Revenue Refunding Bonds, Series A,
5.00%, 7/1/27	5,240	6,110
Louisville & Jefferson County Metropolitan Sewer District & Drain System Revenue Bonds, Series A,
5.00%, 5/15/34	3,000	3,253
University of Kentucky General Receipt Revenue Bonds, Series A (State Intercept Program),
4.00%, 10/1/29	8,000	8,618

		42,994

Louisiana - 0.6%
Louisiana State G.O. Unlimited Bonds, Series A,
4.00%, 5/15/32	7,500	7,837
Louisiana State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 7/15/24	2,825	3,204
Louisiana State Highway Improvement Revenue Bonds, Series A,
5.00%, 6/15/30	5,390	6,064

		17,105

Maine - 0.2%
Cumberland County G.O. Unlimited TANS,
2.00%, 11/8/18	5,000	5,007

Maryland - 4.4%
Anne Arundel County Consolidated General Improvement G.O. Limited Bonds,
5.00%, 4/1/27	5,805	6,759
Howard County Consolidated Public Improvement G.O. Unlimited Refunding Bonds, Unrefunded Balance,
5.00%, 2/15/24	2,095	2,371
Howard County G.O. Unlimited Refunding Bonds, Series D,
5.00%, 2/15/25	10,000	11,675

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.8% continued
Maryland - 4.4% continued
5.00%, 2/15/26	$12,500	$14,778
5.00%, 2/15/30	2,500	3,008
Maryland State Department of Transportation Consolidated Transportation Revenue Bonds, Third Issue,
4.00%, 12/15/25	5,000	5,417
Maryland State G.O. Unlimited Bonds, First Series,
4.00%, 6/1/25	1,500	1,642
Maryland State G.O. Unlimited Bonds, First Series B, Prerefunded,
4.50%, 3/15/19(3)	5,000	5,106
Maryland State G.O. Unlimited Bonds, Second Series B,
5.00%, 8/1/22	855	957
Maryland State G.O. Unlimited Bonds, Series A,
5.00%, 3/15/25	5,000	5,847
2.75%, 8/1/25	3,350	3,415
5.00%, 3/15/29	5,000	6,042
Maryland State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 8/1/25	1,000	1,175
5.00%, 8/1/26	3,000	3,572
Maryland State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/20	3,750	4,004
Montgomery County Consolidated Public Improvement G.O. Unlimited Bonds, Series A, Prerefunded,
4.00%, 7/1/19(3)	2,000	2,049
Montgomery County G.O. Unlimited Refunding Bonds, Series B,
5.00%, 11/1/26	1,000	1,161
Montgomery County G.O. Unlimited Refunding Bonds, Series C,
5.00%, 10/1/26	10,000	11,926
Prince George’s Country Consolidated Public Improvement G.O. Limited Bonds, Series C,
4.00%, 8/1/26	5,000	5,378
Prince George’s Country Consolidated Public Improvement G.O. Limited Refunding Bonds, Series B,
5.00%, 7/15/24	4,750	5,506
Prince George’s County Consolidated Public Improvement G.O. Limited Bonds, Series A,
5.00%, 7/15/27	10,000	12,046
5.00%, 7/15/28	10,000	12,186
Saint Mary’s County G.O. Unlimited Bonds,
5.00%, 8/1/24	500	580
Washington Suburban Sanitary District G.O. Unlimited Refunding Bonds,
5.00%, 6/1/26	4,895	5,811

		132,411

Massachusetts - 2.6%
Massachusetts Bay Transportation Authority Assessment Revenue Bonds, Series A, Prerefunded,
5.25%, 7/1/18(3)	355	355
Massachusetts Bay Transportation Authority Assessment Revenue Bonds, Series A, Prerefunded , Prerefunded,
5.25%, 7/1/18(3)	145	145
Massachusetts State Bay Transportation Authority Sales Tax Revenue Refunding CABS, Series A,
0.00%, 7/1/29(5)	3,000	2,093
Massachusetts State Bay Transportation Authority Sales TRB, Senior Series A-1, Green Bonds,
5.00%, 7/1/46	5,000	5,720
Massachusetts State Development Finance Agency Revenue Bonds, Series A, Harvard University, Prerefunded,
5.50%, 11/15/18(3)	1,220	1,238
Massachusetts State Development Finance Agency Revenue Bonds, Series B, Harvard University, Prerefunded,
5.00%, 10/15/20(3)	2,585	2,773
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Series A, Harvard University,
5.00%, 7/15/27	3,600	4,289
Massachusetts State G.O. Limited Bonds, Series A,
5.00%, 1/1/36	10,000	11,633

NORTHERN FUNDS QUARTERLY REPORT    9    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.8% continued
Massachusetts - 2.6% continued
5.00%, 1/1/38	$5,000	$5,808
Massachusetts State G.O. Limited Bonds, Series E,
3.00%, 12/1/27	2,500	2,534
Massachusetts State G.O. Limited Refunding Bonds, Series B,
5.00%, 7/1/28	5,000	6,055
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series J1, Partners Healthcare, Prerefunded,
5.25%, 7/1/19(3)	5,000	5,183
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series N, Harvard University,
6.25%, 4/1/20	1,000	1,079
Massachusetts State School Building Authority Sales Tax Revenue Refunding Bonds, Series C, Senior Lien,
4.00%, 11/15/35	5,000	5,247
Massachusetts State School Building Authority Sales TRB, Series B, Senior Lien,
5.00%, 11/15/39	5,000	5,747
Massachusetts State Special Obligation Revenue Bonds, Series A, Consolidated Loan (AGM Insured),
5.50%, 6/1/21	500	552
Massachusetts State Water Resources Authority General Revenue Refunding Bonds, Series B,
5.00%, 8/1/26	5,000	5,332
Massachusetts State Water Resources Authority General Revenue Refunding Bonds, Series B (AGM Insured),
5.25%, 8/1/26	10,000	12,089
Massachusetts State Water Resources Authority Revenue Bonds, Series A, Escrowed to Maturity,
6.50%, 7/15/19	495	502

		78,374

Michigan - 1.7%
Battle Creek School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/27	1,540	1,793
Chippewa Valley Schools G.O. Unlimited Refunding Bonds, Series A, (Q-SBLF Insured),
5.00%, 5/1/27	400	463
Eastern Michigan University General Revenue Bonds, Series A (AGM Insured),
4.00%, 3/1/44	2,000	2,040
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I-A,
5.00%, 10/15/29	5,000	5,641
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series II-A,
5.00%, 10/15/27	10,000	10,908
Michigan State Finance Authority Clean Water State Revolving Fund Subordinate Revenue Refunding Bonds,
5.00%, 10/1/25	3,970	4,456
Michigan State Finance Authority Hospital Revenue Refunding Bonds, Trinity Health Credit Group,
5.00%, 12/1/37	5,000	5,726
5.00%, 12/1/47	1,000	1,082
Michigan State Municipal Bond Authority Revenue Bonds, Clean Water Fund, Unrefunded Balance,
4.75%, 10/1/23	345	346
Royal Oak Hospital Finance Authority Revenue Refunding Bonds, William Beaumont Hospital Credit Group,
5.00%, 9/1/39	3,000	3,286
Wayne County Airport Authority Revenue Bonds, Series D,
5.00%, 12/1/34	3,400	3,825
Wayne County Airport Authority Revenue Bonds, Series D (AGM Insured),
5.00%, 12/1/32	9,690	10,962

		50,528

TAX-EXEMPT FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.8% continued
Minnesota - 0.7%
Hennepin County G.O. Unlimited Bonds, Series A,
5.00%, 12/1/25	$3,515	$3,956
Hennepin County G.O. Unlimited Bonds, Series C,
5.00%, 12/1/28	3,895	4,633
Minneapolis-Saint Paul Metropolitan Airports Commission Revenue Refunding Bonds, Senior Series B (AMT),
5.00%, 1/1/22	2,500	2,540
Minnesota State G.O. Unlimited Bonds, Series A,
5.00%, 8/1/22	5,000	5,603
Minnesota State G.O. Unlimited Bonds, Series A, Escrowed to Maturity,
5.00%, 10/1/20	75	80
Minnesota State Municipal Power Agency Electric Revenue Refunding Bonds, Series A,
5.00%, 10/1/29	1,000	1,141
Minnesota State Various Purpose G.O. Unlimited Bonds, Prerefunded,
5.00%, 8/1/22(3)	245	273
Minnesota State Various Purpose G.O. Unlimited Bonds, Series A,
5.00%, 8/1/26	1,000	1,152

		19,378

Missouri - 0.4%
Kansas City Sanitation Sewer System Revenue Bonds, Subseries A,
4.00%, 1/1/42	3,750	3,931
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, Series B,
5.00%, 1/1/26	1,490	1,750
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution State Revolving Funds Revenue Refunding Bonds, Escrowed to Maturity,
5.00%, 7/1/23	125	142
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution State Revolving Funds Revenue Refunding Bonds, Prerefunded,
5.00%, 1/1/20(3)	5	5
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution State Revolving Funds Revenue Refunding Bonds, Unrefunded Balance,
5.00%, 1/1/22	5,055	5,295
Wentzville School District No. R-4 G.O. Unlimited Refunding CABS, Missouri Direct Deposit Program (State Aid Direct Deposit Program),
0.00%, 3/1/27(5)	2,100	1,627

		12,750

Nebraska - 0.5%
Lancaster County School District No. 1 G.O. Unlimited Refunding Bonds,
5.00%, 1/15/27	3,760	4,387
Omaha Public Power District Electric Revenue Refunding Bonds, Series A,
4.00%, 2/1/42	5,000	5,240
Omaha Public Power District Electric Revenue Bonds, Series B,
5.00%, 2/1/34	3,000	3,284
University of Nebraska Facilities Corp. Revenue Bonds, Series A,
5.00%, 7/15/27	1,895	2,269

		15,180

Nevada - 0.4%
Clark County School District Building G.O. Limited Refunding Bonds, Series C,
5.00%, 6/15/27	4,010	4,599
Clark County School District G.O. Limited Refunding Bonds, Series A,
5.00%, 6/15/24	3,000	3,418
Washoe County Highway Motor Vehicle Fuel TRB,
4.75%, 2/1/21	3,400	3,458

		11,475

NORTHERN FUNDS QUARTERLY REPORT    11    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.8% continued
New Hampshire - 0.2%
New Hampshire State Health & Education Facilities Authority Revenue Bonds, Dartmouth College, Prerefunded,
5.25%, 6/1/19(3)	$5,000	$5,168

New Jersey - 0.2%
New Jersey State EDA Revenue Refunding Bonds, Series II, School Facilities Construction,
5.00%, 3/1/27	3,290	3,469
Parsippany-Troy Hills Township G.O. Unlimited Bonds, Series ABCD,
3.00%, 9/15/27	1,665	1,690

		5,159

New Mexico - 0.1%
New Mexico State Finance Authority Revenue Bonds, Series C,
5.00%, 6/1/23	2,770	3,005

New York - 15.2%
Long Island Power Authority Electric System Revenue Bonds, Series A, Prerefunded,
6.25%, 4/1/19(3)	5,000	5,178
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Green Bonds, Climate Bond Certified,
5.00%, 11/15/28	3,425	4,086
5.25%, 11/15/33	3,000	3,594
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series B, Prerefunded,
5.00%, 11/15/19(3)	5,000	5,234
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Refunding Bonds, Series A,
5.25%, 11/15/32	10,000	11,881
Metropolitan Transportation Authority Revenue BANS, Series B-1C,
5.00%, 5/15/20	13,000	13,719
Metropolitan Transportation Authority Revenue Bonds, Series B-4,
5.00%, 11/15/19(1) (2)	1,175	1,228
Metropolitan Transportation Authority Revenue Bonds, Series G, Prerefunded,
5.25%, 11/15/20(3)	5,000	5,400
Metropolitan Transportation Authority Revenue Refunding Bonds, Series A-2 , Green Bonds,
5.00%, 11/15/22	1,500	1,680
Metropolitan Transportation Authority Revenue Refunding Bonds, Subseries C-1,
5.25%, 11/15/28	5,000	5,836
Metropolitan Transportation Authority Transportation Revenue Refunding Bonds, Climate Bond Certified, Green Bonds,
5.00%, 11/15/26	550	646
Monroe County Industrial Development Corp. Revenue Refunding Bonds, Series B, University of Rochester Project,
5.00%, 7/1/26	2,500	2,968
New York City Housing Development Corp. MFH Revenue Refunding Bonds, Sustainable Neighborhood (FNMA Insured),
2.95%, 2/1/26(1) (2)	4,000	4,022
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series BB, Second Generation, Fiscal 2013,
4.00%, 6/15/47	5,000	5,106
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series DD-2,
5.00%, 6/15/40	10,000	11,581
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series EE,
5.00%, 6/15/29	3,500	4,073
5.00%, 6/15/33	5,000	5,840
5.25%, 6/15/36	2,500	2,954
5.00%, 6/15/40	10,000	11,581

TAX-EXEMPT FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.8% continued
New York - 15.2% continued
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series FF,
4.00%, 6/15/45	$5,000	$5,099
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series GG,
5.00%, 6/15/31	5,000	5,731
5.00%, 6/15/39	8,000	9,008
New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution Revenue Bonds, Series GG-1,
5.00%, 6/15/39	5,000	5,149
New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-3 (State Aid Withholding),
5.00%, 7/15/43	3,000	3,463
New York City Transitional Finance Authority Building Aid Revenue Bonds, Subseries S-1A (State Aid Withholding),
5.00%, 7/15/26	10,000	10,876
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Prerefunded,
5.00%, 11/1/19(3)	5	5
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries A-1,
5.00%, 5/1/38	2,500	2,567
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries B-1,
2.00%, 8/1/18	5,000	5,003
New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds, Series B,
5.00%, 11/1/25	1,000	1,094
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Series B,
5.00%, 2/1/22	2,000	2,156
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Unrefunded Balance,
5.00%, 11/1/21	4,995	5,221
New York City Transitional Finance Authority Revenue Bonds, Subseries C-2,
5.00%, 5/1/33	5,000	5,883
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series C-3,
5.00%, 5/1/39	10,000	11,599
New York G.O. Unlimited Bonds, Series 1,
5.00%, 8/1/20	750	801
New York G.O. Unlimited Bonds, Series B-1,
5.25%, 10/1/30	10,005	12,007
5.00%, 10/1/36	2,500	2,894
5.00%, 12/1/37	4,500	5,157
New York G.O. Unlimited Bonds, Series E, Unrefunded Balance,
5.00%, 11/1/25	5	5
New York G.O. Unlimited Bonds, Series E-1,
5.25%, 3/1/34	5,000	5,960
5.00%, 3/1/37	3,700	4,300
5.00%, 3/1/40	5,000	5,792
4.00%, 3/1/41	5,000	5,187
4.00%, 3/1/42	7,500	7,774
5.00%, 3/1/44	6,045	6,975
New York G.O. Unlimited Bonds, Series F-1,
5.00%, 4/1/36	1,150	1,340
5.00%, 4/1/39	3,180	3,688
5.00%, 4/1/43	7,000	8,111
New York G.O. Unlimited Refunding Bonds, Series E,
5.00%, 8/1/28	1,045	1,228
5.00%, 8/1/29	3,000	3,495
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (State Aid Withholding),
5.00%, 10/1/32	6,720	7,737

NORTHERN FUNDS QUARTERLY REPORT    13    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.8% continued
New York - 15.2% continued
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A,
4.00%, 7/1/35	$5,000	$5,344
5.00%, 7/1/36	2,500	2,931
New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, School Districts Financing Program (AGM State Aid Withholding),
5.00%, 10/1/22	1,585	1,778
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGC State Aid Withholding), Prerefunded,
5.25%, 10/1/19(3)	3,910	4,090
5.25%, 10/1/19(3)	750	785
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGC State Aid Withholding), Unrefunded Balance,
5.25%, 10/1/23	340	355
New York State Dormitory Authority Personal Income Tax General Purpose Revenue Refunding Bonds, Series A,
5.00%, 2/15/30	10,000	11,674
New York State Dormitory Authority Personal Income Tax General Purpose Revenue Refunding Bonds, Series D,
5.00%, 2/15/26	5,000	5,888
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series B, Education (AMBAC Insured),
5.50%, 3/15/30	7,040	8,869
New York State Dormitory Authority Personal Income TRB, Series 2017-A, Prerefunded,
5.00%, 2/15/19(3)	1,815	1,855
New York State Dormitory Authority Personal Income TRB, Series 2017-A, Unrefunded Balance,
5.00%, 2/15/39	115	117
New York State Dormitory Authority Personal Income TRB, Series B, Education, Prerefunded,
5.75%, 3/15/19(3)	16,000	16,478
New York State Dormitory Authority Sales TRB, Series A,
5.00%, 3/15/27	10,000	11,253
New York State Dormitory Authority Sales TRB, Series A, Group 2,
5.00%, 3/15/34	5,000	5,864
New York State Dormitory Authority Sales TRB, Series A, Group 4,
4.00%, 3/15/47	5,000	5,191
New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Municipal Water Revolving Funds,
5.00%, 6/15/35	2,000	2,334
New York State Environmental Facilities Corp. State Clean & Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water,
5.00%, 6/15/19	275	285
5.00%, 6/15/36	5,000	5,420
New York State Environmental Facilities Corp. State Personal Income TRB, Series A, Prerefunded,
5.25%, 12/15/18(3)	9,900	10,073
New York State Environmental Facilities Corp. State Personal Income TRB, Series A, Unrefunded Balance,
5.25%, 12/15/26	100	102
New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series E (AGM-CR Insured),
5.00%, 4/1/21	7,425	7,827
New York State Urban Development Corp. Personal Income Tax Revenue Refunding Bonds, Series A,
5.00%, 3/15/27	2,675	3,128
New York State Urban Development Corp. Revenue Refunding Bonds, Series D, Service Contract,
5.38%, 1/1/22	1,850	1,886

TAX-EXEMPT FIXED INCOME FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.8% continued
New York - 15.2% continued
Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 185 (AMT),
5.00%, 9/1/26	$1,130	$1,275
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 207 (AMT),
5.00%, 9/15/28	2,000	2,345
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 209,
5.00%, 7/15/35	10,000	11,769
Sales Tax Asset Receivable Corp. Revenue Refunding Bonds, Series A, Fiscal 2015,
5.00%, 10/15/22	1,000	1,126
5.00%, 10/15/26	5,245	6,082
5.00%, 10/15/27	10,000	11,590
5.00%, 10/15/28	5,000	5,776
Triborough Bridge & Tunnel Authority General Revenue Bonds, Series A, Prerefunded,
5.00%, 5/15/25(3)	1,330	1,563
Triborough Bridge & Tunnel Authority Revenue Bonds, Series C-2, MTA Bridges & Tunnels,
5.00%, 11/15/42	5,000	5,780
Triborough Bridge & Tunnel Authority Revenue Refunding Bonds, Series B,
5.00%, 11/15/34	10,000	11,589
Triborough Bridge & Tunnel Authority Revenue Refunding Bonds, Series C-1, MTA Bridges & Tunnels,
5.00%, 11/15/26	10,270	12,326
Utility Debt Securitization Authority Revenue Bonds, Restructuring Bonds,
5.00%, 12/15/41	5,000	5,831
Utility Debt Securitization Authority Revenue Bonds, Restructuring Bonds, Series TE,
5.00%, 12/15/41	1,000	1,123

		453,614

North Carolina - 1.5%
Charlotte COPS, Series B,
3.00%, 6/1/22	20,330	20,348
Charlotte G.O. Unlimited Refunding Bonds, Series B,
5.00%, 7/1/27	3,500	3,997
Charlotte Water and Sewer System Revenue Refunding Bonds,
5.00%, 7/1/36	5,475	6,513
Montgomery County Public Facilities Corp. Limited Obligation Revenue BANS,
3.00%, 9/1/20	5,000	5,088
North Carolina State Public Improvement G.O. Unlimited Bonds, Series A, Prerefunded,
5.00%, 5/1/20(3)	5,000	5,298
Wake County Public Improvement G.O. Unlimited Bonds, Series A,
5.00%, 3/1/22	2,300	2,554

		43,798

Ohio - 1.1%
Franklin County Revenue Bonds, Series A, Trinity Health Credit Group,
5.00%, 12/1/47	5,000	5,652
Hamilton County Hospital Facilities Revenue Bonds, UC Health,
5.00%, 2/1/27	1,600	1,786
Northeast Regional Sewer District Revenue Refunding Bonds,
5.00%, 11/15/39	2,000	2,250
Ohio State Common Schools G.O. Unlimited Refunding Bonds, Series B,
5.00%, 9/15/27	5,000	6,003
Ohio State Higher Education G.O. Limited Bonds, Series A,
5.00%, 5/1/25	4,000	4,668
Ohio State Higher Education G.O. Unlimited Infrastructure Improvement Bonds, Series A,
4.00%, 2/1/32	2,500	2,620
Ohio State Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System,
4.00%, 1/1/36	250	263
Ohio State Turnpike Commission Revenue Refunding Bonds, Series A,
5.00%, 2/15/28	2,000	2,357
5.00%, 2/15/31	1,000	1,167

NORTHERN FUNDS QUARTERLY REPORT    15    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.8% continued
Ohio - 1.1% continued
Ohio State University Revenue Bonds, Series A,
5.00%, 12/1/39	$5,000	$5,635

		32,401

Oklahoma - 0.4%
Oklahoma State Turnpike Authority Second Senior Revenue Bonds, Series C,
4.00%, 1/1/42	5,000	5,201
Tulsa Public Facilities Authority Revenue Bonds,
3.00%, 6/1/27	5,000	5,047
3.00%, 6/1/29	3,000	2,975

		13,223

Oregon - 1.3%
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow G.O. Unlimited Bonds, Series B (School Board Guaranty Program),
5.00%, 6/15/26	5,000	5,912
Multnomah County G.O. Limited Bonds,
5.00%, 6/1/28	2,650	3,178
5.00%, 6/1/31	5,185	6,124
Oregon State Board Education G.O. Unlimited Bonds, Series A, Prerefunded,
5.00%, 8/1/20(3)	40	43
Oregon State Board Education G.O. Unlimited Bonds, Series A, Unrefunded Balance,
5.00%, 8/1/23	4,440	4,732
Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series C, Senior Lien,
5.00%, 11/15/26	1,695	2,024
Oregon State G.O. Limited TANS, Series A,
5.00%, 9/28/18	15,000	15,126
Washington County G.O. Limited Bonds,
5.00%, 3/1/25	1,500	1,754

		38,893

Pennsylvania - 2.8%
Allegheny County G.O. Unlimited Bonds, Series C-77,
11/1/43(6)	5,235	5,975
Commonwealth Financing Authority Tobacco Master Settlement Payment Revenue Bonds,
5.00%, 6/1/25	1,000	1,133
5.00%, 6/1/26	1,500	1,711
5.00%, 6/1/27	1,000	1,147
5.00%, 6/1/31	2,000	2,280
Commonwealth Financing Authority Tobacco Master Settlement Payment Revenue Bonds (AGM Insured),
4.00%, 6/1/39	2,500	2,545
Franklin County G.O. Unlimited Refunding Bonds,
4.00%, 11/1/30	3,375	3,607
Montgomery County G.O. Unlimited Refunding Bonds,
5.00%, 3/1/22	915	1,014
Neshaminy School District G.O. Limited Bonds, Series B (State Aid Withholding),
5.00%, 11/1/34	5,000	5,599
Northampton County General Purpose Authority College Revenue Refunding Bonds, Lafayette College,
5.00%, 11/1/34	3,000	3,480
Pennsylvania State G.O. Unlimited Bonds, Series 1,
4.00%, 6/1/29	5,000	5,174
4.00%, 6/1/30	5,555	5,736
4.00%, 3/1/36	2,500	2,577
Pennsylvania State G.O. Unlimited Bonds, Series 2,
5.00%, 9/15/27	5,000	5,734
Pennsylvania State G.O. Unlimited Refunding Bonds, Series 1,
5.00%, 1/1/26	10,000	11,434
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, University of Pennsylvania Health System,
5.00%, 8/15/37	5,000	5,702

TAX-EXEMPT FIXED INCOME FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.8% continued
Pennsylvania - 2.8% continued
Pennsylvania State Turnpike Commission Revenue Bonds, Series A,
5.00%, 12/1/38	$5,000	$5,533
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds, Series A-2,
5.00%, 12/1/37	11,635	13,321

		83,702

Rhode Island - 0.4%
Rhode Island State & Providence Plantations G.O. Unlimited Bonds, Series B, Consolidated Capital Development Loan,
5.00%, 10/15/27	2,630	2,916
Rhode Island State & Providence Plantations G.O. Unlimited Refunding Bonds, Series A, Consolidated Capital Development Loan,
5.00%, 8/1/21	1,000	1,092
Rhode Island State Clean Water Finance Agency Pollution Control Subordinated Revenue Refunding Bonds, Subseries A,
5.00%, 10/1/21	2,880	3,086
Rhode Island State Health & Educational Building Corp. Higher Education Facilities Revenue Refunding Bonds, Series A, Brown University,
5.00%, 9/1/29	3,525	4,223

		11,317

South Carolina - 1.1%
Charleston County Capital Improvement Transportation Sales Tax G.O. Unlimited Bonds (State Aid Withholding), Prerefunded,
5.00%, 11/1/21(3)	2,500	2,751
Charleston County G.O. Unlimited Refunding Bonds, Series D (State Aid Withholding),
4.00%, 11/1/26	5,000	5,475
Piedmont Municipal Power Agency Electric Revenue Bonds, Series 2004, Unrefunded Balance (BHAC-CR MBIA Insured),
5.38%, 1/1/25	4,870	5,646
SCAGO Educational Facilities Corp. Cherokee School District No. 1 Revenue Refunding Bonds,
5.00%, 12/1/25	500	575
South Carolina State Public Service Authority Revenue Bonds, Series A, Prerefunded,
5.50%, 1/1/19(3)	950	969
5.50%, 1/1/19(3)	11,050	11,271
York Country Fort Mill School District No. 4 G.O. Unlimited Bonds, Series B (SCSDE Insured),
5.00%, 3/1/28	5,000	5,929

		32,616

Tennessee - 1.4%
Knox County G.O. Unlimited Bonds,
4.00%, 6/1/28	1,000	1,090
Memphis G.O. Unlimited Refunding Bonds, Series A,
5.00%, 4/1/26	3,510	4,073
Metropolitan Government of Nashville & Davidson County G.O. Unlimited and Improvement Bonds, Series C,
5.00%, 7/1/26	10,000	11,679
Metropolitan Government of Nashville & Davidson County G.O. Unlimited Refunding & Improvement Bonds, Series A, Unrefunded Balance,
5.00%, 7/1/24	4,600	4,881
Smyrna G.O. Unlimited Refunding Bonds,
5.00%, 4/1/23	3,490	3,956
Tennessee Housing Development Agency Residential Finance Program Revenue Bonds, Series 2,
3.70%, 7/1/36	2,155	2,176
Tennessee State Energy Acquisition Corp. Revenue Bonds, Series A, Gas Project,
4.00%, 5/1/23(1) (2)	9,950	10,596
Tennessee State Housing Development Agency Revenue Bonds, Series 1A (AMT), Home Ownership Program,
3.75%, 1/1/19	435	438
4.05%, 7/1/20	445	461
4.13%, 7/1/21	1,520	1,560

NORTHERN FUNDS QUARTERLY REPORT    17    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.8% continued
Tennessee - 1.4% continued
Williamson County District School G.O. Unlimited Bonds,
5.00%, 4/1/25	$1,000	$1,174

		42,084

Texas - 8.6%
Brownsville Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF-Gtd.),
5.00%, 2/15/22	100	110
Dallas Area Rapid Transit Sales Tax Revenue Refunding Bonds, Series A,
5.00%, 12/1/26	1,000	1,155
5.00%, 12/1/48	5,000	5,625
Frisco Improvement G.O. Limited Refunding Bonds,
5.00%, 2/15/28	5,755	6,678
Lamar Consolidated Independent Schoolhouse District G.O. Unlimited Bonds (PSF-Gtd.),
2/15/50(6)	5,000	5,144
Little Elm Independent School District G.O. Unlimited Bonds, School Building (PSF-Gtd.),
5.00%, 8/15/46	5,000	5,758
Lower Colorado River Authority Junior Lien Revenue Bonds, Seventh Supplemental Series (AGM Insured), Escrowed to Maturity,
4.75%, 1/1/28	6,175	6,929
Lower Colorado River Authority Revenue Refunding Bonds, Prerefunded,
5.50%, 5/15/19(3)	5	5
Lower Colorado River Authority Revenue Refunding Bonds, Series 2012, Prerefunded,
5.50%, 5/15/19(3)	80	83
Lower Colorado River Authority Revenue Refunding Bonds, Series 2012-1, Prerefunded,
5.50%, 5/15/19(3)	5	5
Lower Colorado River Authority Revenue Refunding Bonds, Series 2014, Prerefunded,
5.50%, 5/15/19(3)	5	5
Lower Colorado River Authority Revenue Refunding Bonds, Series 2014, Unrefunded Balance,
5.50%, 5/15/33	1,905	1,966
North East Texas Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 8/1/26	10,445	12,136
North Texas Municipal Water District Water System Revenue Refunding & Improvement Bonds,
5.00%, 9/1/35	2,000	2,294
North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier,
5.00%, 1/1/25	1,800	2,008
5.00%, 1/1/35	3,000	3,628
5.00%, 1/1/38	3,000	3,442
San Antonio Electric & Gas Systems Variable Revenue Refunding Bonds, Subseries B,
2.00%, 12/1/21(1) (2)	1,500	1,494
Sherman Independent School District G.O. Unlimited Bonds, Series A (PSF-Gtd.), School Building,
5.00%, 2/15/40	2,000	2,328
Southwest Higher Education Authority Revenue Refunding Bonds, Southern Methodist University Project,
5.00%, 10/1/26	5,250	6,196
Texas State A&M University Financing System Revenue Bonds, Series D, Prerefunded,
5.00%, 5/15/23(3)	5,000	5,685
Texas State A&M University Financing System Taxable Revenue Refunding Bonds, Series B,
3.25%, 5/15/19	2,750	2,769
Texas State G.O. Limited Refunding Bonds, Series A,
5.00%, 8/1/27	2,000	2,324
Texas State TRANS,
4.00%, 8/30/18	132,250	132,799
Texas State Transportation Commission G.O. Unlimited Refunding Bonds, Series A,
5.00%, 10/1/23	70	80

TAX-EXEMPT FIXED INCOME FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.8% continued
Texas - 8.6% continued
Texas State Transportation Commission G.O. Unlimited Refunding Bonds, Series F,
5.00%, 10/1/30	$10,000	$11,888
5.00%, 10/1/31	5,000	5,766
5.00%, 10/1/34	5,000	5,859
5.00%, 10/1/36	10,000	11,665
Texas State Water Development Board State Water Implementation Fund Revenue Bonds, Series 2017A,
5.00%, 10/15/40	3,000	3,409
Texas State Water Development Board State Water Implementation Revenue Bonds,
5.00%, 10/15/46	5,000	5,689
University of Texas Permanent University Fund Revenue Refunding Bonds, Series B,
5.00%, 7/1/25	2,000	2,318

		257,240

Utah - 0.5%
Provo G.O. Unlimited Refunding Bonds,
5.00%, 1/1/26	1,000	1,177
Salt Lake City Airport Revenue Bonds, Series A (AMT),
5.00%, 7/1/26	1,500	1,737
Utah State G.O. Unlimited Bonds,
5.00%, 7/1/26	6,250	7,456
Utah State G.O. Unlimited Bonds, Prerefunded,
5.00%, 7/1/22(3)	5,000	5,573

		15,943

Vermont - 0.1%
Vermont State G.O. Unlimited Bonds, Series B,
5.00%, 8/15/22	1,425	1,600

Virginia - 1.7%
Arlington County G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 8/15/26	1,500	1,798
Hampton Roads Sanitation District Wastewater Revenue Refunding Bonds, Series A,
5.00%, 7/1/27	3,465	3,984
Hampton Roads Transportation Accountability Commission Revenue Bonds, Series A, Senior Lien,
5.00%, 7/1/48	5,000	5,807
Henrico Water & Sewer System Revenue Bonds,
4.00%, 5/1/46	10,255	10,721
Loudoun County Public Improvement G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 12/1/22	1,360	1,501
Norfolk G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding),
5.00%, 10/1/24	1,500	1,685
Norfolk Water Revenue Refunding Bonds,
5.00%, 11/1/28	7,500	8,982
5.00%, 11/1/31	3,595	4,266
Upper Occoquan Sewage Authority Regional Revenue Refunding Bonds,
5.00%, 7/1/28	5,000	5,836
Virginia Beach G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 3/1/25	1,335	1,561
Virginia State Commonwealth Transportation Board Revenue Refunding Bonds, Series A,
5.00%, 5/15/27	3,000	3,583
Virginia State G.O. Unlimited Bonds, Series A,
5.00%, 6/1/19	1,000	1,032
Virginia State Resources Authority Clean Water State Revolving Fund Subordinate Revenue Refunding Bonds,
5.50%, 10/1/22	1,000	1,143

		51,899

Washington - 0.9%
Benton & Klickitat Counties Prosser Consolidated School District No. 116-219 G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/28	2,100	2,482

NORTHERN FUNDS QUARTERLY REPORT    19    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.8% continued
Washington - 0.9% continued
King & Snohomish Counties School District No. 417 Northshore G.O. Unlimited Bonds (School Board Guaranty Program),
12/1/36(6)	$6,000	$7,019
Seattle Municipal Light and Power Improvement Revenue Refunding & Improvement Bonds, Series A, Prerefunded,
5.00%, 2/1/21(3)	1,670	1,802
Washington State COPS, Series A,
5.00%, 7/1/35	2,430	2,796
Washington State Health Care Facilities Authority Revenue Bonds, Series A, Providence Health & Services,
5.25%, 10/1/39	4,000	4,203
Washington State Motor Fuel Tax G.O. Unlimited Bonds, Series E,
5.00%, 2/1/38	3,000	3,347
Washington State Motor Vehicle Fuel Tax G.O. Unlimited Bonds, Series 201,
5.00%, 7/1/24	2,925	3,175
Washington State Various Purpose G.O. Unlimited Bonds, Series 2010E, Prerefunded,
4.00%, 2/1/20(3)	1,395	1,446

		26,270

West Virginia - 0.2%
West Virginia State Road G.O. Unlimited Bonds, Series B, Group 2,
4.00%, 12/1/42	5,000	5,225

Wisconsin - 1.9%
PMA Levy & Aid Program Revenue Notes, Series A,
2.00%, 10/19/18	7,805	7,815
Wisconsin State G.O. Unlimited Refunding Bonds, Series 2,
5.00%, 11/1/26	5,000	5,959
Wisconsin State G.O. Unlimited Refunding Bonds, Series 3,
5.00%, 11/1/28	5,000	5,932
5.00%, 11/1/29	10,000	11,813
Wisconsin State G.O. Unlimited Refunding Bonds, Series 4,
5.00%, 5/1/26	10,350	12,000
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Marquette University,
5.00%, 10/1/28	670	767
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Series B1, Ascension Health Credit Group,
4.00%, 11/15/34	5,000	5,157
4.00%, 11/15/36	3,000	3,081
Wisconsin State Transportation Revenue Refunding Bonds, Series 1,
4.50%, 7/1/33	2,610	2,771

		55,295

Total Municipal Bonds (Cost $2,487,107)		2,494,406

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 16.3%
Northern Institutional Funds - Municipal Portfolio,
1.33%(7) (8)	125,000,000	$125,000
Northern Institutional Funds - U.S. Government Portfolio,
1.72%(7) (8)	360,601,431	360,601
Total Investment Companies (Cost $485,601)		485,601

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 1.5%
Alvin Independent Schoolhouse District G.O. Unlimited Bonds, Series B (PSF-Gtd.),
0.95%, 8/15/18(1) (2)	$3,000	$2,998
Baltimore County Metropolitan District G.O. Unlimited Notes,
4.00%, 3/18/19	10,000	10,179
Burke County Development Authority Pollution Control Variable Revenue Refunding Bonds, Georgia Transmission Co. Plant,
2.50%, 5/3/18	2,500	2,513

TAX-EXEMPT FIXED INCOME FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 1.5% continued
California State Educational Facilities Authority Variable Revenue Bonds, Series B, California Institute of Technology,
0.75%, 4/9/18	$650	$650
California State Floating G.O. Unlimited Bonds, Series A-2 (Bank of Montreal LOC),
0.70%, 7/5/18	6,900	6,900
Lamar Consolidated Independent Schoolhouse District Variable G.O. Unlimited Bonds, Series A (PSF-Gtd.),
1.05%, 8/15/18(1) (2)	2,000	1,998
Massachusetts State Health & Educational Facilities Authority Variable Revenue Bonds, Series Y, Harvard University Issue,
1.10%, 7/12/18	10,000	10,000
New York City Adjustable G.O. Unlimited Bonds, Subseries A-4, Fiscal 2017 (Citibank LOC),
1.12%, 4/9/18(2)	2,000	2,000
University of North Carolina Chapel Hill Variable Revenue Bonds, Series C,
1.14%, 7/12/18	7,915	7,915
Total Short-Term Investments (Cost $45,127)		45,153

Total Investments - 101.6% (Cost $3,017,835)		3,025,160

Liabilities less Other Assets - (1.6%)		(47,912)

NET ASSETS - 100.0%		$2,977,248

(1)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(2)	Variable rate security. Rate as of June 30, 2018 is disclosed. Maturity date represents the puttable date.
(3)	Maturity date represents the prerefunded date.
(4)	Step coupon bond. Rate as of June 30, 2018 is disclosed.
(5)	Zero coupon bond.
(6)	When-Issued Security. Coupon rate is not in effect at June 30, 2018.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of June 30, 2018 is disclosed.

Percentages shown are based on Net Assets.

At June 30, 2018, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	16.9
AA	48.3
A	10.5
A1+ (Short Term)	5.8
A1 (Short Term)	1.1
BBB	0.2
Not Rated	1.0
Cash Equivalents	16.2

Total	100.0%

*

Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

NORTHERN FUNDS QUARTERLY REPORT    21    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

At June 30, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Financials	16.2%
General	17.4
General Obligations	26.4
Transportation	7.4
Water	8.5
All other sectors less than 5%	24.1

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$2,494,406	$—	$2,494,406
Investment Companies	485,601	—	—	485,601
Short-term Investments	—	45,153	—	45,153

Total Investments	$485,601	$2,539,559	$—	$3,025,160

(1) Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2018, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2018.

Transactions in affiliated investments for the three months ended June 30, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - Municipal Portfolio	$125,000	$—	$—	$389	$125,000	125,000
Northern Institutional Funds - U.S. Government Portfolio	313,135	409,690	362,224	1,007	360,601	360,601

Total	$438,135	$409,690	$362,224	$1,396	$485,601	485,601

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM -Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BANS - Bond Anticipation Notes

BHAC - Berkshire Hathaway Assurance Corporation

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

CR - Custody Receipt

CWA - Clean Water Act

EDA - Economic Development Authority

FNMA - Federal National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

IDA - Industrial Development Authority

LOC - Letter of Credit

MBIA - Municipal Bond Insurance Association

MFH - Multi Family Housing

NATL - National Public Finance Guarantee Corporation

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SCSDE - South Carolina School District Enhancement

TANS - Tax Anticipation Notes

TRANS - Tax Revenue Anticipation Notes

TRB - Tax Revenue Bonds

TAX-EXEMPT FIXED INCOME FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND	JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 82.6%
Alabama - 0.7%
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue Refunding Bonds, Series B,
5.00%, 9/1/23	$5,000	$5,713

Alaska - 0.2%
Anchorage G.O. Unlimited Bonds, Series A,
5.00%, 9/1/23	1,240	1,416

Arizona - 1.5%
Chandler G.O. Limited Refunding Bonds,
4.00%, 7/1/21	4,000	4,251
Maricopa County School District No. 3 Tempe Elementary G.O. Unlimited Bonds, Series C,
2.00%, 7/1/18	5,000	5,000
Maricopa County Unified School District No. 4 Mesa G.O. Limited Refunding Bonds,
4.00%, 7/1/19	2,000	2,048
Scottsdale G.O. Limited Refunding Bonds,
3.00%, 7/1/22	1,800	1,875

		13,174

California - 7.3%
Bay Area Toll Bridge Authority Revenue Bonds, Series F-1, Prerefunded,
5.13%, 4/1/19(1)	5,000	5,139
Bay Area Toll Bridge Authority Revenue Refunding Bonds,
2.00%, 4/1/24(2) (3)	5,000	4,883
California State Department of Water Resources Central Valley Project Water System Revenue Bonds, Series AS, Escrowed to Maturity,
5.00%, 12/1/21	90	100
California State Health Facilities Financing Authority Variable Revenue Refunding Bonds, St. Joseph Health System,
5.00%, 10/18/22(2) (3)	2,500	2,805
California State School Cash Reserve Program Authority Revenue Notes, Series B,
6/28/19(4)	13,975	14,161
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 10/1/18	10,000	10,091
California State Various Purpose G.O. Unlimited Refunding Bonds,
5.00%, 10/1/25	5,900	7,005
Los Angeles Department of Water & Power System Revenue Bonds, Series A,
5.00%, 7/1/19	5,000	5,178
Los Angeles TRANS,
6/27/19(4)	10,000	10,233
Los Angeles Unified School District G.O. Unlimited Bonds, Series B-1, Election of 2008,
5.00%, 7/1/23	1,500	1,727
5.00%, 7/1/25	1,275	1,516

		62,838

Colorado - 1.5%
Adams 12 Five Star Schools G.O. Unlimited Refunding Bonds, Series B (State Intercept Program),
5.00%, 12/15/19	1,625	1,704
Colorado Springs Utilities Revenue Refunding, Series A-1,
11/15/23(4)	2,500	2,865
Colorado State Health Facilities Authority Hospital Revenue Bonds, Adventist Health System/Sunbel,
11/20/25(4)	3,000	3,477
Denver City & County Excise Tax Revenue Refunding Bonds, Series A (AGC Insured), Prerefunded,
6.00%, 9/1/19(1)	5,000	5,255

		13,301

Connecticut - 3.5%
Connecticut State G.O. Unlimited Bonds, Series A, GAAP Conversion,
5.00%, 10/15/20	8,000	8,500
Connecticut State G.O. Unlimited Bonds, Series F,
5.00%, 11/15/23	3,900	4,353
Connecticut State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 4/15/25	8,250	9,234

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 82.6% continued
Connecticut - 3.5% continued
Connecticut State G.O. Unlimited Refunding Bonds, Series G,
5.00%, 11/1/20	$3,500	$3,723
Connecticut State G.O. Unlimited Refunding Bonds, Series H,
5.00%, 11/15/20	2,500	2,662
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series 2013 A, Yale University,
1.00%, 7/1/19(2) (3)	1,175	1,168

		29,640

Delaware - 0.4%
New Castle County G.O. Unlimited Refunding Bonds,
5.00%, 10/1/18	3,445	3,476

District of Columbia - 0.3%
District of Columbia G.O. Unlimited Bonds, Series D,
5.00%, 6/1/24	2,000	2,310

Florida - 0.9%
Cape Coral Utility Improvement Special Assessment Refunding Bonds, Various Areas (AGM Insured),
1.40%, 9/1/18	745	745
Florida State Board of Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/23	3,845	4,378
JEA Electric System Revenue Refunding Bonds, Series A-Three,
5.00%, 10/1/19	1,275	1,329
Sarasota County Infrastructure Sales Surtax Revenue Refunding Bonds,
5.00%, 10/1/21	1,000	1,096

		7,548

Georgia - 3.3%
Atlanta & Fulton County Recreation Authority Revenue Refunding & Park Improvement Bonds, Series A,
5.00%, 12/1/19	380	398
Cherokee County School System G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding),
5.00%, 8/1/20	1,000	1,068
5.00%, 8/1/21	1,785	1,954
Forsyth County G.O. Unlimited Bonds,
5.00%, 2/1/19	1,000	1,020
5.00%, 2/1/20	1,000	1,053
Forsyth County G.O. Unlimited Refunding Bonds,
5.00%, 3/1/25	1,345	1,577
Fulton County Facilities Corp. COPS, Public Purpose Project,
5.00%, 11/1/18	2,505	2,534
Georgia State G.O. Unlimited Bonds, Series A-1,
5.00%, 2/1/24	5,000	5,765
Georgia State G.O. Unlimited Refunding Bonds, Series C-1,
4.00%, 1/1/25	2,165	2,397
Henry County School District G.O. Unlimited Refunding Bonds (State Aid Withholding),
5.00%, 8/1/19	5,270	5,465
Macon-Bibb County Sales Tax G.O. Unlimited Bonds,
5.00%, 12/1/23	1,500	1,709
Main Street Natural Gas, Inc. Gas Supply Revenue, Subseries C,
4.00%, 12/1/23(2) (3)	3,400	3,639

		28,579

Hawaii - 1.7%
Hawaii State G.O. Unlimited Bonds, Series EH,
5.00%, 8/1/19	3,810	3,950
Hawaii State G.O. Unlimited Refunding Bonds, Series EF,
5.00%, 11/1/21	5,000	5,504
Honolulu City & County G.O. Unlimited Refunding Bonds, Series C,
5.00%, 10/1/21	5,000	5,494

		14,948

Idaho - 0.1%
Canyon County School District No. 134 Middleton G.O. Unlimited Refunding Bonds (Idaho Sales Tax Guaranty Insured),
5.00%, 9/15/20	1,045	1,119

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 82.6% continued
Illinois - 4.2%
Chicago Transit Authority Capital Grant Receipts Revenue Refunding Bonds, State of Good Repair,
4.00%, 6/1/19	$2,500	$2,547
Cook County Community College District No. 504 Triton G.O. Unlimited Bonds, Alternative Revenue Source,
5.00%, 6/1/22	1,150	1,276
Cook County School District No. 144 Prairie Hills G.O. Limited Bonds, Series A (AGM Insured), Prerefunded,
5.00%, 12/1/20(1)	500	538
DuPage County Community High School District No. 108 G.O. Unlimited Refunding Bonds,
4.00%, 1/1/19	1,000	1,012
Illinois State Finance Authority Clean Water Initiative Revenue Bonds,
5.00%, 7/1/19	5,440	5,625
Illinois State Finance Authority Revenue Bonds, Series 2008B, University of Chicago, Prerefunded,
5.50%, 7/1/18(1)	8,525	8,525
Illinois State Toll Highway Authority Revenue Refunding Bonds, Series A,
5.00%, 12/1/19	3,500	3,660
Illinois State Toll Highway Authority Senior Revenue Refunding Bonds, Series B,
5.00%, 12/1/18	1,000	1,014
Peoria Variable G.O. Unlimited Refunding Bonds, Series A,
1.98%, 7/9/18(3) (5)	4,950	4,950
Sangamon County School District No. 186 Springfield G.O. Limited Refunding Bonds, Series B (BAM Insured),
5.00%, 2/1/21	6,260	6,671

		35,818

Indiana - 0.9%
Crown Point Multi-School Building Corp. First Mortgage Revenue Refunding Bonds (State Intercept Program),
5.00%, 7/15/24	1,025	1,178
Indiana Finance Authority Water Utility Revenue Bonds, Second Lien, Citizens Energy Group,
2.95%, 10/1/22	1,750	1,795
Indianapolis Local Public Improvement Bond Bank Revenue Bonds, Series A,
5.00%, 1/1/21	1,490	1,607
Rockport PCR Revenue Refunding Bonds, Series A, Indiana Michigan Power Co. Project,
3.05%, 6/1/25	3,000	3,013

		7,593

Kansas - 0.9%
Johnson County Internal Improvement G.O. Unlimited Bonds, Series A,
5.00%, 9/1/21	835	916
Johnson County Unified School District No. 233 G.O. Unlimited Bonds, Series A,
5.00%, 9/1/24	1,000	1,159
Kansas State Department of Transportation Highway Revenue Bonds, Series A,
5.00%, 9/1/25	2,100	2,469
Wichita G.O. Unlimited Refunding Bonds, Series C,
5.00%, 9/1/18	2,230	2,243
Wichita G.O. Unlimited Temporary Notes, Series 286,
1.10%, 10/13/18	1,250	1,249

		8,036

Kentucky - 0.6%
Kentucky State Rural Water Finance Corp. Public Project Construction Revenue Notes, Series E-1,
3.00%, 11/1/18	1,000	1,005
Kentucky State Turnpike Authority Economic Development Road Revenue Bonds, Series A, Revitalization Projects,
5.00%, 7/1/18	4,500	4,500

		5,505

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 82.6% continued
Louisiana - 1.0%
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, LCTCS Act 360 Project (BAM Insured),
5.00%, 10/1/25	$2,495	$2,877
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds, Delta Campus Facilities Corp. Project (BAM Insured),
5.00%, 10/1/25	2,525	2,912
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds, Series A, Woman’s Hospital Foundation Project,
5.00%, 10/1/24	1,200	1,359
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds, Series A, Woman’s Hospital Foundation Project (BAM Insured),
5.00%, 10/1/25	1,150	1,326

		8,474

Maryland - 8.5%
Anne Arundel County G.O. Limited Refunding Bonds,
5.00%, 10/1/25	2,805	3,303
Baltimore County Consolidated Public Improvement G.O. Unlimited Bonds,
5.00%, 8/1/19	5,000	5,186
Baltimore County Consolidated Public Improvement G.O. Unlimited Refunding Bonds,
5.00%, 8/1/22	6,410	7,173
Baltimore County G.O. Unlimited Bonds,
5.00%, 3/1/25	3,555	4,154
Baltimore County Metropolitan District 77th Issue G.O. Unlimited Bonds,
5.00%, 8/1/23	1,395	1,592
Baltimore County Public Improvement G.O. Unlimited Bonds,
5.00%, 2/1/19	5,000	5,103
Baltimore Wastewater Project Revenue Bonds, Series C,
5.00%, 7/1/21	1,330	1,449
Baltimore Water Project Revenue Bonds, Series A,
5.00%, 7/1/20	1,000	1,064
Charles County Consolidated Public Improvement G.O. Unlimited Bonds,
5.00%, 10/1/20	1,435	1,539
5.00%, 10/1/21	2,035	2,237
Frederick County Public Facilities G.O. Unlimited Refunding Bonds, Escrowed to Maturity,
4.00%, 8/1/20	235	246
Frederick County Public Facilities G.O. Unlimited Refunding Bonds, Unrefunded Balance,
4.00%, 8/1/20	4,985	5,219
Howard County Consolidated Public Improvement G.O. Unlimited Refunding Bonds, Series A,
5.00%, 2/15/19	3,735	3,816
Maryland State & Local Facilities Loan G.O. Unlimited Refunding Bonds, Second Series,
4.50%, 8/1/20	3,000	3,173
Maryland State Department of Transportation Consolidated Transportation Revenue Bonds,
5.00%, 5/1/25	4,135	4,845
Maryland State G.O. Unlimited Bonds, Second Series B, Prerefunded,
5.00%, 8/1/22(1)	3,000	3,351
Maryland State G.O. Unlimited Bonds, Series A,
5.00%, 3/15/23	5,000	5,665
Montgomery County G.O. Unlimited Refunding Bonds, Series B,
5.00%, 6/1/23	3,860	4,391
Prince George’s County Consolidated Public Improvement G.O. Limited Bonds, Series A,
5.00%, 7/15/25	1,975	2,321

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 82.6% continued
Maryland - 8.5% continued
Washington Suburban Sanitary District G.O. Unlimited Refunding Bonds,
5.00%, 6/1/24	$5,000	$5,784
5.00%, 6/1/25	1,500	1,759

		73,370

Massachusetts - 1.6%
Massachusetts State Department of Transportation Metropolitan Highway System Revenue Refunding Bonds, Series A,
5.00%, 1/1/25	1,250	1,453
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Partners Healthcare System,
5.00%, 7/1/24	1,500	1,726
Massachusetts State G.O. Limited Bonds, Series B, Consolidated Loan, Green Bonds,
5.00%, 4/1/25	4,300	5,015
Massachusetts State G.O. Limited Refunding Bonds, Series B,
5.00%, 8/1/19	1,000	1,037
Massachusetts State Water Resources Authority General Revenue Bonds, Series J (AGM Insured) Unrefunded Balance,
5.50%, 8/1/20	2,000	2,156
Massachusetts State Water Resources Authority General Revenue Refunding Bonds, Series B (AGM Insured),
5.25%, 8/1/25	2,200	2,622

		14,009

Michigan - 2.1%
Eaton Rapids Public Schools G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/20	800	844
Michigan State Finance Authority Clean Water State Revolving Fund Revenue Refunding Bonds,
5.00%, 10/1/20	2,805	3,009
Michigan State Finance Authority State Revolving Fund Subordinate Revenue Refunding Bonds,
5.00%, 10/1/19	2,755	2,872
Michigan State Hospital Finance Authority Revenue Refunding Bonds, Ascension Health Credit Group,
4.00%, 7/1/24(2) (3)	5,000	5,424
Michigan State Municipal Bond Authority Clean Water Revolving Fund Revenue Bonds,
5.00%, 10/1/19	1,635	1,703
Thornapple Kellogg School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/19	325	334
University of Michigan Revenue Refunding Bonds, Series A,
5.00%, 4/1/20	1,100	1,163
Utica Community Schools Building & Site G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/19	1,340	1,376
Western Michigan University General Revenue Refunding Bonds,
5.00%, 11/15/19	850	889

		17,614

Minnesota - 3.9%
Hastings Independent School District No. 200 G.O. Unlimited Refunding Bonds, Series A (School District Credit Program),
5.00%, 2/1/21	1,550	1,671
Hennepin County G.O. Unlimited Refunding Bonds, Series B,
5.00%, 12/1/21	3,000	3,313
Hennepin County Sales Tax Revenue Refunding Bonds, Series A, First Lien, Ballpark Project,
5.00%, 12/15/26	1,500	1,712
Minnesota State G.O. Unlimited Bonds, Series A,
5.00%, 10/1/25	4,940	5,829
Minnesota State Trunk Highway G.O. Unlimited Bonds, Series B,
5.00%, 10/1/21	2,030	2,232
Minnesota State Various Purpose G.O. Unlimited Refunding Bonds, Series F,
5.00%, 10/1/19	10,075	10,498

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 82.6% continued
Minnesota - 3.9% continued
Olmsted County G.O. Unlimited Bonds, Series A,
4.00%, 2/1/21	$1,545	$1,630
Park Rapids Independent School District No. 309 G.O. Unlimited Refunding Bonds, Series A (School District Credit Program),
5.00%, 2/1/20	1,410	1,483
Rochester Wastewater G.O. Unlimited Refunding Bonds, Series A,
5.00%, 2/1/19	1,475	1,505
Saint Paul Tax Increment G.O. Unlimited Refunding Bonds, Series C,
5.00%, 2/1/25	1,765	2,057
Washington County G.O. Unlimited Refunding Bonds, Series A,
5.00%, 2/1/24	1,355	1,562

		33,492

Missouri - 0.9%
Columbia School District G.O. Unlimited Refunding Bonds,
5.00%, 3/1/26	3,025	3,508
Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series A,
5.00%, 5/1/24	1,040	1,205
Springfield School District No. R-12 Direct Deposit G.O. Unlimited Refunding Bonds (State Aid Direct Deposit Program),
5.00%, 3/1/24	2,260	2,589

		7,302

Nebraska - 0.8%
Lancaster County School District No.1 G.O. Limited Refunding Bonds,
5.00%, 1/15/25	3,935	4,584
Omaha Public Power District Electric System Revenue Refunding Bonds, Series B,
5.00%, 2/1/19	2,000	2,041

		6,625

Nevada - 0.6%
Las Vegas Valley Water District G.O. Limited Refunding Bonds, Series C,
5.00%, 9/15/21	3,260	3,574
Washoe County School District G.O. Limited Tax Refunding Bonds, Series A,
4.00%, 6/1/19	1,825	1,864

		5,438

New Hampshire - 0.2%
Portsmouth Capital Improvement Loan G.O. Unlimited Bonds,
5.00%, 6/1/21	1,590	1,733

New Jersey - 3.8%
Burlington County G.O. Unlimited Bonds, Series A,
2.50%, 1/15/24	2,100	2,116
Essex County Improvement Authority Revenue Refunding Bonds (County Gtd.),
2.00%, 12/15/23	10,000	9,667
New Jersey State EDA Revenue Refunding Bonds, School Facilities Construction, Escrowed to Maturity,
5.00%, 9/1/18	7,775	7,820
New Jersey State EDA Revenue Refunding Bonds, School Facilities Construction, Unrefunded Balance,
5.00%, 9/1/18	1,325	1,332
New Jersey State Housing & Mortgage Finance Agency Multifamily Revenue Refunding Bonds, Series B,
2.00%, 5/1/21	2,000	1,997
Parsippany-Troy Hills Township G.O. Unlimited Bonds, Series ABCD,
2.50%, 9/15/24	4,875	4,858
Union County G.O. Unlimited Bonds, Escrowed to Maturity,
3.00%, 3/1/19	80	81
Union County G.O. Unlimited Bonds, Series B, Escrowed to Maturity,
3.00%, 3/1/20	55	56
Union County G.O. Unlimited Bonds, Series B, Unrefunded Balance,
3.00%, 3/1/20	147	150

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 82.6% continued
New Jersey - 3.8% continued
Union County G.O. Unlimited Bonds, Unrefunded Balance,
3.00%, 3/1/19	$4,235	$4,279

		32,356

New Mexico - 0.9%
Albuquerque Bernalillo County Water Utility Authority Joint Water & Sewer Revenue Refunding Bonds, Series B,
5.00%, 7/1/21	1,675	1,827
New Mexico State Finance Authority Revenue Refunding Bonds, Series E,
5.00%, 6/1/20	2,845	3,021
New Mexico State University Revenue Refunding & Improvement Bonds, Series B, Escrowed to Maturity,
5.00%, 4/1/19	1,285	1,317
New Mexico State University Revenue Refunding & Improvement Bonds, Series B, Unrefunded Balance,
5.00%, 4/1/19	1,425	1,460

		7,625

New York - 2.9%
Metropolitan Transportation Authority Revenue BANS, Series B-1C,
5.00%, 5/15/20	8,000	8,443
Metropolitan Transportation Authority Revenue Bonds, Subseries A-1,
5.00%, 11/15/18	3,540	3,587
Metropolitan Transportation Authority Revenue Refunding Bonds, Series C-1, Green Bonds,
5.00%, 11/15/24	6,000	6,904
Metropolitan Transportation Authority Transportation Revenue Refunding Bonds, Climate Bond Certified, Green Bonds,,
5.00%, 11/15/24	3,175	3,653
Triborough Bridge & Tunnel Authority Revenue Refunding Bonds, Series C-1, MTA Bridges & Tunnels,
5.00%, 11/15/26	1,680	2,016

		24,603

North Carolina - 1.3%
Forsyth County G.O. Unlimited Bonds,
5.00%, 5/1/20	890	944
Guilford County G.O. Unlimited Refunding Bonds,
5.00%, 3/1/24	3,435	3,968
Mecklenburg County G.O. Unlimited Refunding Bonds, Series A,
5.00%, 9/1/19	3,410	3,547
North Carolina State Turnpike Authority Revenue Bonds, Series A, (AGC Insured) Prerefunded,
5.75%, 1/1/19(1)	3,000	3,063

		11,522

Ohio - 3.9%
Butler County Hospital Facilities Revenue Refunding Bonds, UC Health,
5.00%, 11/15/24	1,500	1,713
5.00%, 11/15/25	3,080	3,546
Columbus G.O. Unlimited Refunding Bonds, Series 1,
5.00%, 7/1/19	5,000	5,173
Columbus Various Purpose G.O. Unlimited Bonds, Series A,
5.00%, 8/15/19	2,550	2,648
Cuyahoga County Sales Tax Revenue Refunding Bonds,
5.00%, 12/1/21	1,115	1,230
Gallia County Local School Improvement District G.O. Unlimited Refunding Bonds (School District Credit Program),
5.00%, 11/1/20	750	804
Ohio State Common Schools G.O. Unlimited Bonds, Series B,
5.00%, 6/15/19	5,000	5,164
Ohio State Common Schools G.O. Unlimited Refunding Bonds, Series A,
5.00%, 9/15/21	2,350	2,575
Ohio State Fresh Water Development Authority Revenue Bonds, Series A,
5.00%, 6/1/19	2,000	2,064
Ohio State Higher Education G.O. Unlimited Bonds, Series A,
5.00%, 6/15/26	3,500	3,932
Ohio State Higher Education G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/26	3,000	3,553

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 82.6% continued
Ohio - 3.9% continued
Ohio State Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System,
5.00%, 1/1/25	$1,000	$1,158

		33,560
Oklahoma - 0.4%
Oklahoma County Finance Authority Educational Facilities Lease Revenue Bonds, Midwest City-Del City Public School,
5.00%, 10/1/25	1,000	1,151
Oklahoma State Turnpike Authority Second Senior Revenue Refunding Bonds, Series D,
5.00%, 1/1/24	1,000	1,145
Tulsa County Industrial Authority Capital Improvements Revenue Bonds,
4.00%, 12/1/18	1,270	1,283

		3,579

Oregon - 3.2%
Clackamas County G.O. Unlimited Bonds, Series B,
5.00%, 6/1/25	1,425	1,671
Deschutes County Administrative School District No. 1 G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 6/15/26	2,935	3,475
Greater Albany School District No. 8J G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 6/15/25	1,625	1,901
Klamath Falls City Schools G.O. Unlimited Bonds, Series A (School Board Guaranty Program),
5.00%, 6/15/21	1,925	2,098
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow G.O. Unlimited Bonds, Series B (School Board Guaranty Program),
5.00%, 6/15/24	3,915	4,511
Oregon State Department of Administrative Services Lottery Revenue Refunding Bonds, Series C,
5.00%, 4/1/22	2,000	2,221
Oregon State G.O. Limited TANS, Series A,
5.00%, 9/28/18	7,500	7,563
Oregon State G.O. Unlimited Bonds, Series L,
5.00%, 11/1/21	905	997
Portland G.O. Unlimited Bonds, Series A, Public Safety Project,
5.00%, 6/15/22	1,165	1,301
Tualatin Hills Park & Recreation District G.O. Unlimited Refunding Bonds,
5.00%, 6/1/20	1,665	1,768

		27,506

Pennsylvania - 0.5%
Bethlehem Area School District G.O. Limited Refunding Bonds, Series A (AGM Insured State Aid Withholding),
5.00%, 2/1/23	1,055	1,176
Commonwealth Financing Authority Tobacco Master Settlement Payment Revenue Bonds,
5.00%, 6/1/23	1,750	1,946
Hempfield School District Lancaster County G.O. Unlimited Bonds, Series A (State Aid Withholding),
3.00%, 10/15/18	300	301
Pennsylvania State G.O. Unlimited Bonds, Series 1,
4.00%, 6/1/29	1,000	1,035

		4,458

South Carolina - 2.3%
Clover School District No. 2 G.O. Unlimited Refunding Bonds (SCSDE Insured),
5.00%, 3/1/22	1,820	2,013
Lexington County School District No. 1 G.O. Unlimited Refunding Bonds, Series A (SCSDE Insured),
5.00%, 3/1/19	2,120	2,169
Richland County School District No. 1 G.O. Unlimited Refunding Bonds, Series C (SCSDE Insured),
5.00%, 3/1/21	2,000	2,163

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 82.6% continued
South Carolina - 2.3% continued
Spartanburg County School District No. 1 G.O. Unlimited Refunding Bonds, Series D (SCSDE Insured),
5.00%, 3/1/20	$2,040	$2,145
5.00%, 3/1/21	2,300	2,484
Spartanburg County School District No. 6 G.O. Unlimited BANS,
5.00%, 9/27/18	7,500	7,561
York County School District No. 1 G.O. Unlimited Bonds, Series A (SCSDE Insured), Prerefunded,
5.25%, 3/1/19(1)	1,330	1,363

		19,898

Tennessee - 0.8%
Rutherford County G.O. Unlimited Bonds,
5.00%, 4/1/25	2,850	3,328
Tennessee State School Bond Authority Revenue Refunding Bonds, Higher Educational Facilities Second Program (State Intercept Program),
5.00%, 11/1/21	2,125	2,339
Williamson County District School G.O. Unlimited Bonds, Series A,
5.00%, 4/1/20	1,000	1,058

		6,725

Texas - 6.4%
Dallas Waterworks & Sewer System Revenue Refunding Bonds, Series A,
5.00%, 10/1/22	1,125	1,261
Dickinson Independent School District Variable G.O. Unlimited Refunding Bonds (PSF-Gtd.),
1.35%, 8/1/19(2) (3) (6)	2,000	1,991
Eagle Mountain & Saginaw Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.),
2.00%, 8/1/19(2) (3)	2,500	2,507
Houston G.O. Limited Refunding Bonds, Series A,
5.00%, 3/1/24	2,000	2,287
Houston Independent School District G.O. Limited Refunding Bonds (PSF-Gtd.),
5.00%, 2/15/24	3,800	4,361
Houston Independent School District G.O. Limited Refunding Bonds, Series A (PSF-Gtd.),
5.00%, 2/15/23	800	903
Mckinney Independent School District School Building G.O. Unlimited Bonds (PSF-Gtd.),
5.00%, 2/15/25	1,800	2,091
North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier,
5.00%, 1/1/22	3,690	4,057
Northside Texas Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.),
2.13%, 8/1/20(2) (3)	2,245	2,245
Northwest Texas Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.),
4.00%, 2/15/26	1,255	1,342
Plano Independent School District School Building G.O. Unlimited Bonds (PSF-Gtd.),
5.00%, 2/15/23	5,000	5,642
San Antonio Electric & Gas Systems Variable Revenue Refunding Bonds, Subseries B,
2.00%, 12/1/21(2) (3)	2,000	1,993
Texas State PFA G.O. Unlimited Refunding Bonds, Series A,
5.00%, 10/1/18	3,620	3,652
Texas State TRANS,
4.00%, 8/30/18	17,375	17,447
Texas State Transportation Commission State Highway Fund Revenue Refunding Bonds, Series A, First Tier,
5.00%, 4/1/25	2,500	2,858
West Harris County Regional Water Authority System Revenue Refunding Bonds, Series A,
5.00%, 12/15/21	500	552

		55,189

Utah - 1.8%
Box Elder County School District G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 7/15/23	1,000	1,140

NORTHERN FUNDS QUARTERLY REPORT    9    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 82.6% continued
Utah - 1.8% continued
Davis County School District G.O. Unlimited Refunding Bonds, Series B (School Board Guaranty Program),
5.00%, 6/1/23	$2,815	$3,205
Granite School District Salt Lake County G.O. Unlimited Refunding Bonds, Series B (School Board Guaranty Program),
5.00%, 6/1/25	1,400	1,646
Jordan Valley Water Conservancy District Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 10/1/19(1)	425	443
Jordan Valley Water Conservancy District Revenue Refunding Bonds, Series A, Unrefunded Balance,
5.00%, 10/1/27	45	47
5.00%, 10/1/28	30	31
Nebo School District G.O. Unlimited Refunding Bonds, Series C (School Board Guaranty Program),
4.00%, 7/1/23	2,265	2,474
Tooele County School District G.O. Unlimited Refunding Bonds, Series B (School Board Guaranty Program),
5.00%, 6/1/19	1,675	1,728
Utah County Hospital Revenue IHC Health Services Inc. Revenue Bonds, Series B,
8/1/24(4)	4,000	4,525

		15,239

Virginia - 2.9%
Arlington County G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 2/15/19	305	312
Norfolk G.O. Unlimited Refunding Bonds, Series B,
5.00%, 10/1/25	1,275	1,498
Portsmouth G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding),
5.00%, 7/15/24	1,000	1,156
Virginia State College Building Authority Educational Facilities Public Higher Education Revenue Refunding Bonds, Series B (State Intercept Program),
5.00%, 9/1/23	4,290	4,889
Virginia State College Building Authority Educational Facilities Revenue Bonds, Series D, 21st Century College (State Intercept Program),
5.00%, 2/1/23	1,285	1,448
Virginia State Public Building Authority Public Facilities Revenue Bonds, Series A,
5.00%, 8/1/22	3,505	3,919
Virginia State Public School Authority School Financing Revenue Bonds, Series C (State Aid Withholding),
5.00%, 8/1/21	1,260	1,379
Virginia State Public School Authority School Financing Revenue Refunding Bonds, Series C (State Aid Withholding),
5.00%, 8/1/19	10,000	10,369

		24,970

Washington - 2.9%
King & Snohomish Counties School District No. 417 Northshore G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
4.00%, 12/1/18	2,500	2,527
King County School District No. 415 Kent G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/19	2,875	3,012
Snohomish County School District No. 15 Edmonds G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/21	750	827
Snohomish County School District No. 332 Granite Falls G.O. Unlimited Refunding Bonds, Series A (School Board Guaranty Program),
4.00%, 12/1/19	1,000	1,031

TAX-EXEMPT FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 82.6% continued
Washington - 2.9% continued
Washington Federal Highway Grant Anticipation Revenue Bonds, Series C, Senior 520 Corridor Program,
5.00%, 9/1/18	$4,750	$4,777
Washington State Various Purpose G.O. Unlimited Bonds, Series D,
5.00%, 2/1/21	9,795	10,583
Whatcom County School District No. 501 Bellingham G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 12/1/20	2,170	2,336

		25,093

West Virginia - 0.1%
West Virginia State G.O. Unlimited Bonds, Series A,
5.00%, 12/1/19	725	759

Wisconsin - 0.9%
Central Brown County Water Authority System Revenue Refunding Bonds, Series A,
5.00%, 11/1/20	200	214
Wisconsin State G.O. Unlimited Bonds, Series A,
5.00%, 5/1/25	6,125	7,164

		7,378

Total Municipal Bonds (Cost $712,365)		709,531

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 13.6%
Northern Institutional Funds - Municipal Portfolio, 1.33%(7) (8)	25,000,000	$25,000
Northern Institutional Funds - U.S. Government Portfolio,
1.72%(7) (8)	92,011,018	92,011

Total Investment Companies (Cost $117,011)		117,011

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 6.7%
Baltimore County Metropolitan District G.O. Unlimited Notes,
4.00%, 3/18/19	$5,350	$5,446
Energy Northwest Washington Electric Revenue Refunding Bonds, Series A, Project No. 3, Escrowed to Maturity,
5.00%, 7/1/18	12,490	12,490
Houston Independent Schoolhouse District G.O. Limited Bonds, Series A-2 (PSF-Gtd.),
3.00%, 6/1/19(2) (3) (6)	2,250	2,275
Lamar Consolidated Independent Schoolhouse District Variable G.O. Unlimited Bonds, Series A (PSF-Gtd.),
1.05%, 8/15/18(2) (3)	3,500	3,498
Madison Metropolitan School District TRANS,
2.00%, 9/6/18	10,000	10,007
New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, Series BB-3, Fiscal 2008, Second Generation Resolution,
1.49%, 7/9/18(3) (5)	4,000	4,000
New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution Variable Revenue Refunding Bonds, Series SE,
1.25%, 7/2/18(3) (5)	6,225	6,225
New York City Municipal Water Finance Authority Water & Sewer System Variable Revenue Bonds, Subseries B-4,
1.49%, 7/9/18(3) (5)	5,600	5,600
PMA Levy & Aid Program Revenue Notes, Series A,
2.00%, 7/20/18	3,800	3,801
Torrance G.O. Unlimited TRANS,
6/27/19(4)	4,040	4,133

Total Short-Term Investments (Cost $57,492)		57,475

Total Investments - 102.9% (Cost $886,868)		884,017

Liabilities less Other Assets - (2.9%)		(24,979)

NET ASSETS - 100.0%		$859,038

(1)	Maturity date represents the prerefunded date.
(2)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(3)	Variable rate security. Rate as of June 30, 2018 is disclosed. Maturity date represents the puttable date.
(4)	When-Issued Security. Coupon rate is not in effect at June 30, 2018.

NORTHERN FUNDS QUARTERLY REPORT    11    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

(5)

Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

(6)	Variable rate security. Rate as of June 30, 2018 is disclosed.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of June 30, 2018 is disclosed.

Percentages shown are based on Net Assets.

At June 30, 2018, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	20.8%
AA	44.3
A	10.2
A1+ (Short Term)	7.7
A1 (Short Term)	1.2
BBB	0.2
Not Rated	2.4
Cash Equivalents	13.2

Total	100.0%

*

Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At June 30, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Education	5.1%
Financials	13.2
General	9.0
General Obligations	33.2
School District	16.9
Transportation	7.6
Water	5.2
All other sectors less than 5%	9.8

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$709,531	$—	$709,531
Investment Companies	117,011	—	—	117,011
Short-Term Investments	—	57,475	—	57,475

Total Investments	$117,011	$767,006	$—	$884,017

(1) Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2018, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2018.

Transactions in affiliated investments for the three months ended June 30, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - Municipal Portfolio	$25,000	$—	$—	$78	$25,000	25,000
Northern Institutional Funds - U.S. Government Portfolio	51,241	147,736	106,966	144	92,011	92,011

Total	$76,241	$147,736	$106,966	$222	$117,011	117,011

TAX-EXEMPT FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

BAM - Build America Mutual

BANS - Bond Anticipation Notes

COPS - Certificates of Participation

EDA - Economic Development Authority

G.O. - General Obligation

Gtd. - Guaranteed

PCR - Pollution Control Revenue

PFA - Public Finance Authority

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SCSDE - South Carolina State Department of Education

TANS - Tax Anticipation Notes

TRANS - Tax Revenue Anticipation Notes

NORTHERN FUNDS QUARTERLY REPORT    13    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND	JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.8%
Alabama - 0.7%
Auburn University General Fee Revenue Bonds,
6/1/48(1)	$5,000	$5,794
Birmingham Convertible G.O. Unlimited CABS, Series A,
5.00%, 3/1/27	1,000	1,117
Black Belt Energy Gas District Gas Supply Revenue Bonds, Series A,
4.00%, 6/1/21(2) (3)	1,335	1,397

		8,308

Arizona - 1.3%
Arizona Board of Regents State University System Revenue Refunding Bonds, Series B,
5.00%, 7/1/42	1,365	1,575
Arizona State Transportation Board Highway Revenue Bonds, Series B, Prerefunded,
5.00%, 7/1/18(4)	5,000	5,000
Phoenix Civic Improvement Corp. Water System Revenue Bonds, Series A, Junior Lien,
5.00%, 7/1/39	5,000	5,606
Student & Academic Services LLC Lease Revenue Bonds, Northern Arizona Capital Facilities (BAM Insured),
5.00%, 6/1/44	2,000	2,177

		14,358

California - 11.3%
Bay Area Toll Bridge Authority Revenue Bonds, Series F-1, Prerefunded,
5.00%, 4/1/19(4)	5,000	5,134
Bay Area Toll Bridge Authority Revenue Refunding Bonds, Series A,
2.95%, 4/1/26(2) (3)	2,500	2,567
Brentwood Infrastructure Financing Authority Water Revenue Bonds, Prerefunded,
5.75%, 7/1/18(4)	1,500	1,500
California State G.O. Unlimited Bonds, Series 2007 (AMBAC Insured), Unrefunded Balance,
5.75%, 5/1/30	75	75
California State G.O. Unlimited Refunding Bonds,
5.00%, 8/1/26	700	839
5.25%, 8/1/31	5,000	5,887
6.25%, 11/1/34	2,830	3,002
California State Taxable G.O. Unlimited Refunding Bonds,
4.50%, 4/1/33	10,000	10,430
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 10/1/39	5,000	5,666
5.25%, 10/1/39	5,000	5,847
California Statewide Communities Development Authority Student Housing Revenue Refunding Bonds, CHF-Irvine, L.L.C.,
5.00%, 5/15/32	1,000	1,130
Carlsbad Unified School District G.O. Unlimited Convertible CABS, Series B, Election of 2006,
(Step to 6.00% on 05/01/19), 1.78%, 5/1/34(5)	2,500	2,895
Los Angeles Community College District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/29	4,350	5,050
5.00%, 8/1/31	14,690	16,972
Los Angeles Department of Airports Revenue Refunding Bonds, Series B (AMT),
5.00%, 5/15/34	3,000	3,484
Los Angeles Department of Water & Power System Revenue Refunding Bonds, Series A,
5.00%, 7/1/31	1,445	1,672
Los Angeles Department of Water & Power Waterworks Revenue Bonds, Series A,
5.00%, 7/1/39	2,070	2,436
Los Angeles Unified School District G.O. Unlimited Bonds, Series B-1, Election of 2008,
5.00%, 7/1/36	3,500	4,148
Los Angeles Unified School District G.O. Unlimited Bonds, Series F,
5.00%, 1/1/34	1,000	1,033
Modesto Irrigation District Capital Improvements COPS, Series A,
5.75%, 10/1/29	7,020	7,232

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.8% continued
California - 11.3% continued
Newport Mesa Unified School District G.O. Unlimited CABS Refunding Bonds,
0.00%, 8/1/41(6)	$2,000	$812
Oakland Unified School District Alameda County G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 8/1/28	1,000	1,175
Palomar Community College District Convertible G.O. Unlimited CABS,
(Step to 6.38% on 08/01/30), 0.80%, 8/1/45(5)	3,500	2,784
Sacramento County Airport System Revenue Refunding Bonds, Series C (AMT),
5.00%, 7/1/35	3,000	3,473
Sacramento County Airport System Senior Revenue Bonds,
5.00%, 7/1/28	1,280	1,361
San Diego Unified School District Convertible G.O. Unlimited Refunding CABS, Series R-2,
(Step to 6.63% on 07/01/30), 0.78%, 7/1/40(5)	5,000	4,177
(Step to 6.63% on 07/01/30), 0.76%, 7/1/41(5)	4,050	3,364
San Diego Unified School District G.O. Unlimited Refunding CABS, Series K-2,
0.00%, 7/1/38(6)	4,200	1,938
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),
5.00%, 5/1/42	1,500	1,700
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series B,
5.00%, 5/1/47	1,000	1,146
San Francisco City & County Airports Commission Revenue Bonds, Series E,
5.25%, 5/1/32	5,000	5,152
Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008, Prerefunded,
6.00%, 7/1/21(4)	1,100	1,239
Solano County Community College District G.O. Unlimited Bonds, Series A, Election of 2012,
(Step to 5.13% on 08/01/23), 1.44%, 8/1/41(5)	3,200	2,860
Ventura County Community College District G.O. Unlimited Bonds, Series C, Election of 2002, Prerefunded,
5.50%, 8/1/18(4)	7,000	7,023

		125,203

Colorado - 3.2%
Adams County School District No. 1 G.O. Unlimited Bonds, Mapleton Public Schools (State Aid Withholding),
5.25%, 12/1/40	5,000	5,827
Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Series A, University of Denver Project,
5.00%, 3/1/40	2,500	2,838
Colorado State Health Facilities Authority Hospital Revenue Bonds, Adventist Health System/Sunbel,
11/15/48(1)	2,000	2,046
Colorado State School of Mines Institutional Enterprise Revenue Bonds, Series B,
5.00%, 12/1/42	3,400	3,873
Denver City & County Airport System Revenue Bonds, Series A,
5.25%, 11/15/29	3,000	3,144
5.25%, 11/15/36	5,000	5,236
Denver City & County Board of Water Commissioners Water Revenue Bonds, Series A, Green Bonds,
5.00%, 9/15/47	2,045	2,375
Denver City & County Dedicated Tax Revenue Refunding & Improvement Bonds, Series A,
5.00%, 8/1/42	1,500	1,704
El Paso County School District No. 12 Cheyenne Mountain G.O. Unlimited Bonds (State Aid Withholding),
5.25%, 9/15/38	5,000	5,757

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.8% continued
Colorado - 3.2% continued
University of Colorado Enterprise Revenue Refunding Bonds, Series A-2,
4.00%, 6/1/43	$2,500	$2,617

		35,417

Connecticut - 0.8%
Connecticut State G.O. Unlimited Bonds,
4.00%, 8/1/33	1,000	1,029
Connecticut State HFA Housing Finance Program Revenue Refunding Bonds, Subseries B-1,
4.00%, 5/15/45	2,500	2,539
Connecticut State Special Tax Obligation Revenue Bonds, Series A,
5.00%, 8/1/34	3,000	3,278
University of Connecticut Revenue Bonds, Series A,
5.25%, 11/15/47	2,000	2,302

		9,148

District of Columbia - 3.2%
District of Columbia G.O. Unlimited Bonds, Series A,
5.00%, 6/1/38	1,000	1,133
District of Columbia University Revenue Bonds, Series D, Georgetown University (BHAC-CR Insured), Prerefunded,
5.50%, 10/1/18(4)	1,010	1,020
District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, Series A, Prerefunded,
5.50%, 10/1/18(4)	20,000	20,201
District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, Series B, Subordinate Lien,
5.00%, 10/1/36	5,000	5,692
District of Columbia Water & Sewer Authority Public Utility Subordinate Revenue Bonds, Series A, Green Bonds,
5.00%, 10/1/45	2,500	2,823
Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT),
10/1/43(1)	4,000	4,591

		35,460

Florida - 7.8%
Broward County Airport System Revenue Bonds (AMT),
5.00%, 10/1/42	2,500	2,819
Broward County Airport System Revenue Bonds, Series C,
5.25%, 10/1/43	5,000	5,601
Broward County Airport System Revenue Refunding Bonds, Series O,
5.38%, 10/1/29	510	533
Broward County Port Facilities Revenue Refunding Bonds, Series A (AGM Insured),
5.00%, 9/1/24	1,235	1,341
5.00%, 9/1/25	1,000	1,084
Broward County Port Facilities Revenue Refunding Bonds, Series B (AMT),
5.00%, 9/1/23	2,500	2,675
Florida State Municipal Power Agency All Requirements Revenue Bonds, Series A, Prerefunded,
6.25%, 10/1/19(4)	3,000	3,173
Florida State Turnpike Authority Revenue Bonds, Series C, Department of Transportation,
4.50%, 7/1/43	3,000	3,173
Highlands County Health Facilities Authority Revenue Refunding Bonds, Adventist Health, Prerefunded,
5.63%, 11/15/19(4)	15	16
Highlands County Health Facilities Authority Revenue Refunding Bonds, Adventist Health, Unrefunded Balance,
5.63%, 11/15/37	4,985	5,250
Hillsborough County Aviation Authority Customer Facilities Charge Revenue Bonds, Series A, Tampa International Airport,
5.00%, 10/1/44	2,500	2,734

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.8% continued
Florida - 7.8% continued
JEA Electric System Revenue Refunding Bonds, Series B,
5.00%, 10/1/30	$2,250	$2,643
JEA Water & Sewer Revenue Refunding Bonds, Series A,
4.00%, 10/1/34	1,330	1,411
Miami Beach Water & Sewer Revenue Refunding Bonds,
5.00%, 9/1/47	2,000	2,275
Miami-Dade County Aviation Revenue Bonds, Miami International, Prerefunded,
5.50%, 10/1/20(4)	605	654
Miami-Dade County Aviation Revenue Bonds, Miami International, Unrefunded Balance,
5.50%, 10/1/29	1,895	2,042
Miami-Dade County Aviation Revenue Refunding Bonds,
5.00%, 10/1/41	450	511
Miami-Dade County Aviation Revenue Refunding Bonds (AMT),
5.00%, 10/1/27	2,000	2,264
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/38	5,000	5,486
Miami-Dade County Building Better Communities Program G.O. Unlimited Bonds,
5.00%, 7/1/45	4,135	4,669
Miami-Dade County Expressway Authority Toll System Revenue Bonds, Series A,
5.00%, 7/1/39	4,025	4,450
Miami-Dade County Transit System Sales Surtax Revenue Bonds,
5.00%, 7/1/42	10,000	10,846
Miami-Dade County Transit System Sales Surtax Revenue Refunding Bonds,
4.00%, 7/1/36	4,770	4,969
Miami-Dade County Water & Sewer System Revenue Refunding Bonds, Series B (AGM Insured),
4.00%, 10/1/37	2,000	2,112
Palm Beach County Solid Waste Authority Revenue Refunding Bonds, Prerefunded,
5.00%, 10/1/21(4)	75	82
Palm Beach County Solid Waste Authority Revenue Refunding Bonds, Unrefunded Balance,
5.00%, 10/1/31	4,925	5,362
Tampa Bay Water Regional Water Supply Authority Utility System Revenue Bonds,
5.00%, 10/1/38	5,000	5,605
Tampa Bay Water Regional Water Supply Authority Utility System Revenue Refunding Bonds, Series A,
5.00%, 10/1/36	1,750	2,021

		85,801

Georgia - 2.6%
Athens-Clarke County Unified Government Water & Sewerage Revenue Bonds, Prerefunded,
5.50%, 1/1/19(4)	7,500	7,650
Georgia State G.O. Unlimited Bonds, Series A,
7/1/36(1)	5,000	5,361
Georgia State G.O. Unlimited Bonds, Series A, Tranche 2,
5.00%, 2/1/27	3,075	3,631
Georgia State G.O. Unlimited Bonds, Series A-1,
5.00%, 2/1/26	1,510	1,791
Georgia State G.O. Unlimited Bonds, Series A-2,
5.00%, 2/1/30	2,500	2,971
Main Street Natural Gas, Inc. Gas Supply Revenue, Subseries C,
4.00%, 12/1/23(2) (3)	1,650	1,766
Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 &4 Project,
5.00%, 7/1/60	2,500	2,668
5.50%, 7/1/60	2,500	2,778

		28,616

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.8% continued
Hawaii - 1.4%
Hawaii State Airports System Revenue Bonds, Series A,
5.25%, 7/1/29	$4,000	$4,272
Hawaii State G.O. Unlimited Bonds, Series FT,
5.00%, 1/1/36	1,425	1,669
Honolulu City & County G.O. Unlimited Bonds, Series D, Prerefunded,
5.25%, 9/1/19(4)	1,000	1,042
Honolulu City & County Variable G.O. Unlimited Bonds, Rail Transit Project,
(Floating, SIFMA Municipal Swap Index Yield + 0.30%),
1.81%, 9/1/20(3) (7)	3,500	3,502
University of Hawaii Revenue Bonds, Series A, Prerefunded,
5.25%, 10/1/19(4)	5,000	5,226

		15,711

Idaho - 0.2%
Idaho State Health Facilities Authority Hospital Revenue Refunding Bonds, Trinity Health Credit Group,
5.00%, 12/1/47	1,750	1,966

Illinois - 4.7%
Chicago Midway Airport Revenue Refunding Bonds, Second Lien Series B,
5.25%, 1/1/34	2,500	2,754
Chicago O’Hare International Airport General Revenue Bonds, Series D, Senior Lien,
5.00%, 1/1/39	1,015	1,100
Chicago O’Hare International Airport General Revenue Refunding Bonds, Series B, Senior Lien,
5.00%, 1/1/41	3,100	3,419
Chicago O’Hare International Airport Revenue Refunding Bonds, Series A, Passenger Facilities Charge,
5.00%, 1/1/23	2,000	2,184
Cook County Sales Tax Revenue Refunding Bonds,
4.00%, 11/15/34	5,085	5,262
Illinois Educational Facilities Authority Revenue Bonds, Field Museum of Natural History,
3.90%, 11/1/36	1,740	1,729
Illinois State Finance Authority Revenue Bonds, Northwestern University,
5.00%, 12/1/28	1,500	1,823
Illinois State Finance Authority Revenue Bonds, Series A, Art Institute Chicago,
5.25%, 3/1/40	2,500	2,635
Illinois State Finance Authority Revenue Bonds, Series A, Art Institute Chicago, Prerefunded,
6.00%, 3/1/19(4)	4,850	4,991
Illinois State Finance Authority Revenue Bonds, Series A, DePaul University, Prerefunded,
6.13%, 4/1/21(4)	5,000	5,554
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Rush University Medical Center,
5.00%, 11/15/38	1,000	1,105
Illinois State Municipal Electric Agency Power Supply Revenue Refunding Bonds, Series A,
4.00%, 2/1/33	4,750	4,955
Illinois State Toll Highway Authority Revenue Bonds, Series A,
5.00%, 1/1/40	2,000	2,219
Kane County Forest Preserve District G.O. Unlimited Bonds, Series A,
3.25%, 12/15/32	1,000	972
Morton Grove-Niles Water Commission G.O. Unlimited Bonds, Alternate Revenue Source, Series A,
5.00%, 12/1/41	1,635	1,845
Regional Transportation Authority Revenue Bonds, Series A (AGM Insured),
5.75%, 6/1/34	3,400	4,324
Will County G.O. Unlimited Bonds,
4.00%, 11/15/36	2,000	2,074

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.8% continued
Illinois - 4.7% continued
Will Grundy Etc. Counties Community College District No. 525 G.O. Unlimited Refunding Bonds, Alternative Revenue Source,
5.25%, 6/1/36	$2,500	$2,811

		51,756

Indiana - 0.3%
Indiana Finance Authority Wastewater Utility Revenue Bonds, Series A, First Lien, CWA Authority,
5.25%, 10/1/38	3,150	3,438

Kentucky - 1.2%
Fayette County School District Finance Corp. Revenue Bonds, Series A (State Intercept Program),
4.00%, 5/1/38	5,000	5,197
Kentucky State Property & Buildings Commission Revenue Bonds, Project No. 115,
5.00%, 4/1/30	2,500	2,818
Louisville & Jefferson County Metropolitan Sewer District & Drain System Revenue Bonds, Series A,
5.00%, 5/15/34	2,000	2,169
University of Kentucky General Receipt Revenue Bonds, Series A (State Intercept Program),
3.00%, 10/1/35	3,000	2,796

		12,980

Louisiana - 1.7%
East Baton Rouge Parish Sewer Commission Revenue Bonds, Series A, Prerefunded,
5.25%, 2/1/19(4)	5,000	5,109
Lafayette Parish School Board Sales TRB,
5.00%, 4/1/48	2,165	2,462
Louisiana State Gas & Fuels Revenue Refunding Bonds, Series A, First Lien,
4.00%, 5/1/41	5,000	5,160
Shreveport Water & Sewer Revenue Bonds, Series B (BAM Insured),
5.00%, 12/1/41	5,000	5,600

		18,331

Maryland - 2.0%
Howard County G.O. Unlimited Bonds, Series A,
5.00%, 2/15/30	1,000	1,184
Maryland State G.O. Unlimited Bonds, Series A,
5.00%, 3/15/29	8,025	9,697
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Lifebridge Health,
5.00%, 7/1/44	1,100	1,236
Montgomery County Consolidated Public Improvement G.O. Unlimited Bonds, Series A, Prerefunded,
4.00%, 7/1/19(4)	2,500	2,561
Montgomery County G.O. Unlimited Refunding Bonds, Series B,
5.00%, 11/1/26	1,000	1,161
Prince George’s County Consolidated Public Improvement G.O. Limited Bonds, Series A,
5.00%, 7/15/28	5,000	6,093

		21,932

Massachusetts - 4.8%
Massachusetts Bay Transportation Authority Assessment Revenue Refunding Bonds, Series A,
5.00%, 7/1/41	2,800	3,071
Massachusetts State Bay Transportation Authority Sales Tax Revenue Refunding CABS, Series A,
0.00%, 7/1/29(6)	2,500	1,744
Massachusetts State Bay Transportation Authority Sales TRB, Senior Series A-1, Green Bonds,
5.00%, 7/1/46	5,000	5,720
Massachusetts State Bay Transportation Authority Sales TRB, Senior Series B,
5.25%, 7/1/33	1,900	2,353
Massachusetts State College Building Authority, Revenue Bonds, Series B, (State Intercept Program) Green Bonds,
5.00%, 5/1/39	1,000	1,118

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.8% continued
Massachusetts - 4.8% continued
Massachusetts State Development Finance Agency Broad Institute Revenue Refunding Bonds,
5.00%, 4/1/37	$1,000	$1,163
Massachusetts State G.O. Limited Refunding Bonds, Series A,
5.00%, 7/1/30	6,000	6,895
Massachusetts State Housing Finance Agency Revenue Bonds, Series C,
3.90%, 12/1/42	1,000	1,009
Massachusetts State Housing Finance Agency Revenue Bonds, Series H,
4.40%, 12/1/46	1,000	1,043
Massachusetts State Port Authority Revenue Bonds, Series A,
5.00%, 7/1/40	2,725	3,083
Massachusetts State School Building Authority Sales TRB, Series A, Senior Lien,
5.00%, 5/15/43	3,015	3,332
Massachusetts State School Building Authority Sales TRB, Series B, Senior Lien,
5.00%, 11/15/39	2,500	2,873
Massachusetts State Water Pollution Abatement Trust Revenue Bonds, Subseries A, MWRA Program,
6.00%, 8/1/19	3,000	3,145
Massachusetts State Water Pollution Abatement Trust State Revolving Fund Revenue Bonds, Series 14, Prerefunded,
5.00%, 8/1/19(4)	10,000	10,369
University of Massachusetts Building Authority Project Revenue Bonds, Senior Series 1,
5.00%, 11/1/44	5,000	5,628

		52,546

Michigan - 3.0%
Eastern Michigan University General Revenue Bonds, Series A (AGM Insured),
4.00%, 3/1/44	3,000	3,060
Grand Rapids Public Schools Building & Site G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 5/1/25	1,000	1,153
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I,
5.00%, 4/15/38	2,000	2,247
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I-A,
5.50%, 10/15/45	2,565	2,830
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series II-A,
5.38%, 10/15/36	5,000	5,510
Michigan State Building Authority Revenue Refunding Bonds, Series I,
5.00%, 4/15/36	1,000	1,134
Michigan State Finance Authority Hospital Revenue Refunding Bonds, Trinity Health Credit Group,
5.00%, 12/1/47	3,915	4,235
Michigan State Finance Authority Revenue Refunding Bonds, Series H-1,
5.00%, 10/1/39	3,200	3,564
Michigan State Housing Development Authority Revenue Bonds, Series A,
4.05%, 10/1/48	1,500	1,507
Royal Oak Hospital Finance Authority Revenue Refunding Bonds, William Beaumont Hospital Credit Group,
5.00%, 9/1/39	2,000	2,190
Wayne County Airport Authority Revenue Bonds, Series D,
5.00%, 12/1/45	2,000	2,222
Wayne County Airport Authority Revenue Refunding Bonds, Series G,
5.00%, 12/1/34	2,625	2,953

		32,605

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.8% continued
Minnesota - 0.7%
Brainerd Independent School District No. 181 School Building G.O. Unlimited Bonds, Series A (School District Credit Program),
4.00%, 2/1/42	$5,000	$5,176
Minneapolis Special School District No. 1 G.O. Unlimited Bonds, Series B, Long-Term Facilities Maintenance (School District Credit Program),
5.00%, 2/1/28	275	327
Wayzata Independent School District No. 284 G.O. Unlimited Bonds, Series A (School District Credit Program),
5.00%, 2/1/26	1,500	1,771

		7,274

Mississippi - 0.1%
Mississippi State Development Bank Special Obligation Revenue Bonds, Rankin County School District Bond Project,
5.00%, 6/1/31	1,155	1,338

Missouri - 1.6%
Kansas City Sanitation Sewer System Revenue Bonds, Subseries A,
4.00%, 1/1/42	1,820	1,908
Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series A, 5.00%, 5/1/26	3,175	3,781
5.00%, 5/1/42	1,000	1,158
Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series B,
5.00%, 5/1/33	1,000	1,140
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Series A, St. Luke’s Health System,
5.00%, 11/15/43	1,280	1,446
Missouri State Health & Educational Facilities Authority Health Facilities Variable Revenue Bonds, Series D, BJC Health System,
4.00%, 1/1/48(2) (3)	5,000	5,083
Missouri State Health & Educational Facilities Authority Saint Louis University Revenue Bonds, Series A,
5.00%, 10/1/38	2,500	2,802

		17,318

Montana - 0.0%
Montana Board of Housing Single Family Program Revenue Refunding Bonds, Series A (FHA Insured HUD),
3.90%, 12/1/48	100	100

Nebraska - 1.3%
Douglas County Hospital Authority No. 2 Health Facilities Revenue Bonds, Children’s Hospital Obligated Group,
5.00%, 11/15/36	1,000	1,131
5.00%, 11/15/37	1,000	1,131
Omaha Public Power District Electric Revenue Refunding Bonds, Series A,
4.00%, 2/1/42	5,000	5,240
5.00%, 2/1/42	4,250	4,924
Omaha Public Power District Electric Revenue Bonds, Series B,
5.00%, 2/1/34	2,210	2,419

		14,845

Nevada - 1.4%
Clark County Airport System Revenue Bonds, Series C, Subordinate Lien (AGM Insured),
5.00%, 7/1/26	1,670	1,725
Clark County Airport System Subordinate Lien Revenue Refunding Bonds Series A-2,
4.25%, 7/1/36	5,000	5,221
Clark County School District Building G.O. Limited Bonds, Series A,
4.00%, 6/15/38	3,000	3,084
Clark County School District G.O. Limited Refunding Bonds, Series C,
5.00%, 6/15/35	3,000	3,419
Washoe County Highway Fuel TRB,
5.00%, 2/1/43	1,750	1,780

		15,229

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.8% continued
New Hampshire - 1.6%
New Hampshire State G.O. Unlimited Refunding Bonds, Series A,
5.00%, 3/1/27	$5,000	$5,776
New Hampshire State Health & Education Facilities Authority Revenue Bonds, Dartmouth College, Prerefunded,
5.25%, 6/1/19(4)	11,000	11,369

		17,145

New Mexico - 0.1%
New Mexico State Mortgage Finance Authority SFM Class 1 Revenue Bonds, Series C-2 (GNMA/FNMA/FHLMC Insured),
5.00%, 9/1/26	1,525	1,543

New York - 19.8%
Long Island Power Authority General Electric System Revenue Bonds, Series A, Prerefunded,
6.00%, 5/1/19(4)	5,000	5,185
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Green Bonds, Climate Bond Certified,
5.25%, 11/15/33	2,000	2,396
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series A, Prerefunded,
5.50%, 11/15/18(4)	10,000	10,153
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series B, Prerefunded,
5.00%, 11/15/19(4)	5,000	5,234
Metropolitan Transportation Authority Revenue BANS, Series B-1C,
5.00%, 5/15/20	5,000	5,277
Metropolitan Transportation Authority Revenue Bonds, Series G, Prerefunded,
5.25%, 11/15/20(4)	5,000	5,400
Metropolitan Transportation Authority Revenue Refunding Bonds, Series D-1,
5.00%, 11/15/33	3,000	3,390
Metropolitan Transportation Authority Revenue Refunding Bonds, Subseries C-1,
5.00%, 11/15/34	2,000	2,251
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series BB, Second Generation, Fiscal 2013,
5.00%, 6/15/47	2,500	2,728
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Second Generation Resolution, Fiscal 2017,
5.00%, 6/15/46	5,000	5,672
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series EE,
5.25%, 6/15/36	2,000	2,363
5.00%, 6/15/39	1,800	2,073
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series FF,
4.00%, 6/15/45	5,000	5,099
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series GG,
5.00%, 6/15/39	2,000	2,252
New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution Revenue Refunding Bonds,
5.00%, 6/15/40	5,000	5,827
New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-3 (State Aid Withholding),
5.00%, 7/15/43	3,000	3,463
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries A-1,
5.00%, 5/1/38	2,500	2,567

NORTHERN FUNDS QUARTERLY REPORT    9    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.8% continued
New York - 19.8% continued
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Fiscal 2017,
5.00%, 2/1/40	$3,000	$3,426
5.00%, 2/1/43	2,500	2,849
New York City Transitional Finance Authority Future Tax Subordinate Revenue Bonds, Series A-3,
4.00%, 8/1/42	3,500	3,643
New York City Transitional Finance Authority Revenue Bonds, Subseries C-2,
5.00%, 5/1/38	12,100	14,079
New York City Transitional Finance Authority Subordinate Revenue Bonds, Subseries B-1,
5.00%, 11/1/34	500	569
New York G.O. Unlimited Bonds, Series B-1,
5.25%, 10/1/31	5,000	5,987
5.00%, 10/1/36	2,475	2,866
New York G.O. Unlimited Bonds, Series E-1,
5.25%, 3/1/34	2,500	2,980
5.00%, 3/1/40	6,000	6,951
4.00%, 3/1/42	2,500	2,591
New York G.O. Unlimited Bonds, Series F-1,
5.00%, 4/1/43	10,000	11,587
New York G.O. Unlimited Bonds, Series I, Subseries 1-I,
5.00%, 3/1/28	1,510	1,714
New York G.O. Unlimited Refunding Bonds, Series E,
5.00%, 8/1/29	1,665	1,940
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A,
5.00%, 7/1/36	2,500	2,931
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGC State Aid Withholding), Prerefunded,
5.25%, 10/1/19(4)	4,655	4,869
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGC State Aid Withholding), Unrefunded Balance,
5.25%, 10/1/23	345	360
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A, Columbia University,
5.00%, 10/1/48	1,500	1,993
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A-2, Columbia University,
5.00%, 10/1/46	500	660
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series B, Columbia University,
5.00%, 10/1/38	3,500	4,149
New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Series A, New York University,
5.00%, 7/1/29	2,000	2,372
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series B,
5.00%, 2/15/37	2,530	2,918
New York State Dormitory Authority Personal Income TRB, Series B, Education, Prerefunded,
5.75%, 3/15/19(4)	11,980	12,338
New York State Dormitory Authority Sales TRB, Series A, Group 2,
5.00%, 3/15/34	2,195	2,574
New York State Dormitory Authority Sales TRB, Series A, Group 4,
4.00%, 3/15/47	4,870	5,056
New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Municipal Water Revolving Funds,
5.00%, 6/15/35	1,000	1,167

TAX-EXEMPT FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.8% continued
New York - 19.8% continued
New York State Environmental Facilities Corp. Clean & Drinking Water Revolving Funds Pooled Financing Program Revenue Bonds, Series B, Escrowed to Maturity,
5.50%, 4/15/35	$5,000	$6,670
New York State Environmental Facilities Corp. State Clean & Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water,
5.00%, 6/15/41	10,000	10,816
New York State Housing Finance Agency Affordable Housing Revenue Bonds, Series E (SonyMA/FNMA Insured),
4.15%, 11/1/47	1,000	1,030
New York State Thruway Authority Revenue Bonds, Series J,
5.00%, 1/1/27	50	57
New York State Urban Development Corp. Personal Income Tax Revenue Refunding Bonds, Series A,
5.00%, 3/15/27	2,000	2,339
New York State Urban Development Corp. Personal Income TRB, Series A-1,
5.00%, 3/15/43	2,000	2,203
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 207 (AMT),
5.00%, 9/15/28	1,000	1,173
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 209,
5.00%, 7/15/35	6,335	7,456
Sales Tax Asset Receivable Corp. Revenue Refunding Bonds, Series A, Fiscal 2015,
5.00%, 10/15/28	2,500	2,888
5.00%, 10/15/29	2,000	2,305
Triborough Bridge & Tunnel Authority Revenue Bonds, Series A,
5.00%, 11/15/35	2,305	2,665
Triborough Bridge & Tunnel Authority Revenue Bonds, Series C-2, MTA Bridges & Tunnels,
5.00%, 11/15/42	2,500	2,890
Utility Debt Securitization Authority Revenue Bonds, Restructuring Bonds, Series TE,
5.00%, 12/15/41	1,500	1,684

		218,075

North Carolina - 1.1%
Charlotte COPS, Series B,
3.00%, 6/1/22	2,000	2,002
Montgomery County Public Facilities Corp. Limited Obligation Revenue BANS,
3.00%, 9/1/20	2,000	2,035
North Carolina State Eastern Municipal Power Agency System Revenue Refunding Bonds, Series B (NATL-IBC Insured), Escrowed to Maturity,
6.00%, 1/1/22	6,015	6,806
Raleigh Durham Airport Authority Revenue Refunding Bonds, Series A (AMT),
5.00%, 5/1/32	1,500	1,727

		12,570

Ohio - 1.7%
Northeast Regional Sewer District Revenue Refunding Bonds,
5.00%, 11/15/39	945	1,063
Ohio State Common Schools G.O. Unlimited Refunding Bonds, Series B,
5.00%, 9/15/27	5,000	6,003
Ohio State Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System,
4.00%, 1/1/36	1,000	1,053
Ohio Turnpike and Infrastructure Commission Senior Lien Revenue Bonds, Series A,
5.00%, 2/15/48	10,000	10,887

		19,006

Oklahoma - 0.7%
Oklahoma State Turnpike Authority Second Senior Revenue Bonds, Series C,
4.00%, 1/1/42	7,350	7,646

NORTHERN FUNDS QUARTERLY REPORT    11    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.8% continued
Oregon - 1.8%
Clackamas County School District No. 12 North Clackamas G.O. Unlimited CABS, Series A, (School Board Guaranty Program),
0.00%, 6/15/38(6)	$7,500	$3,263
Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series A,
5.00%, 11/15/28	1,100	1,271
Oregon State G.O. Limited TANS, Series A,
5.00%, 9/28/18	10,000	10,084
Oregon State Health & Science University Revenue Refunding Bonds, Series B,
5.00%, 7/1/38	2,035	2,314
Port of Portland Airport Revenue Bonds, Series 24A,
5.00%, 7/1/47	1,000	1,129
Washington Multnomah & Yamhill Counties Hillsboro School District No. 1J G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 6/15/35	2,000	2,325

		20,386

Pennsylvania - 2.3%
Commonwealth Financing Authority Tobacco Master Settlement Payment Revenue Bonds (AGM Insured),
4.00%, 6/1/39	7,500	7,635
Delaware County Regional Water Quality Control Authority Sewer Revenue Bonds,
5.00%, 5/1/32	820	929
5.00%, 5/1/35	865	974
Franklin County G.O. Unlimited Refunding Bonds,
4.00%, 11/1/33	1,075	1,137
Pennsylvania State Housing Finance Agency SFM Revenue Bonds, Series 118-B,
4.10%, 10/1/45	570	581
Pennsylvania State Turnpike Commission Oil Franchise Tax Subordinate Revenue Bonds, Series B,
5.00%, 12/1/43	2,500	2,816
Pennsylvania State Turnpike Commission Revenue Bonds, Series A-2,
5.00%, 12/1/43	10,000	11,365

		25,437

South Carolina - 2.0%
Piedmont Municipal Power Agency Electric Revenue Bonds, Series 2004, Unrefunded Balance (BHAC-CR MBIA Insured),
5.38%, 1/1/25	5,820	6,748
South Carolina State Public Service Authority Revenue Bonds, Series A, Prerefunded,
5.50%, 1/1/19(4)	13,000	13,260
York Country Fort Mill School District No. 4 G.O. Unlimited Bonds, Series B (SCSDE Insured),
5.00%, 3/1/28	2,075	2,460

		22,468

Tennessee - 0.3%
Tennessee Housing Development Agency Residential Financing Program Revenue Bonds, Series 1B,
3.38%, 7/1/38	145	142
Tennessee Housing Development Agency Residential Financing Program Revenue Bonds, Series 2B,
3.95%, 1/1/38	305	311
Tennessee State Energy Acquisition Corp. Revenue Bonds, Series A, Gas Project,
4.00%, 5/1/23(2) (3)	3,000	3,195

		3,648

Texas - 6.2%
Austin Electric Utility System Revenue Refunding Bonds, Series A,
5.00%, 11/15/28	500	579

TAX-EXEMPT FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.8% continued
Texas - 6.2% continued
Frisco Independent School District Building G.O. Unlimited Bonds, Series A (PSF-Gtd.), Prerefunded,
6.00%, 8/15/18(4)	$5,000	$5,027
Grand Prairie Independent School District G.O. Unlimited Refunding CABS, Prerefunded,
0.00%, 8/15/18(8)	12,505	5,938
Katy Independent School District G.O. Unlimited Bonds (PSF-Gtd.),
4.00%, 2/15/48	3,810	3,949
Lamar Consolidated Independent Schoolhouse District G.O. Unlimited Bonds (PSF-Gtd.),
2/15/50(1)	10,000	10,289
Lower Colorado River Authority Revenue Refunding Bonds,
5.00%, 5/15/39	2,500	2,741
North Texas Municipal Water District Water System Revenue Refunding & Improvement Bonds,
5.00%, 9/1/35	1,525	1,749
North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier,
5.00%, 1/1/35	1,025	1,239
5.00%, 1/1/39	2,500	2,862
San Antonio Independent School District School Building G.O. Unlimited Bonds (PSF-Gtd.),
8/15/48(1)	10,000	11,191
Sherman Independent School District G.O. Unlimited Bonds, Series A (PSF-Gtd.), School Building,
5.00%, 2/15/40	1,590	1,851
Texas State G.O. Limited Refunding Bonds, Series A,
5.00%, 8/1/27	1,185	1,377
Texas State Water Development Board State Water Implementation Fund Revenue Bonds, Series 2017A,
4.00%, 10/15/34	1,500	1,597
4.00%, 10/15/47	10,000	10,345
Texas State Water Development Board State Water Implementation Revenue Bonds,
5.00%, 10/15/46	1,500	1,707
Ysleta Independent School District G.O. Unlimited Bonds, School Building (PSF-Gtd.),
5.00%, 8/15/45	5,000	5,691

		68,132

Utah - 1.1%
Provo G.O. Unlimited Refunding Bonds,
5.00%, 1/1/26	500	588
Salt Lake City Airport Revenue Bonds, Series A (AMT),
5.00%, 7/1/42	3,000	3,382
Tooele County Municipal Building Authority Cross-Over Lease Revenue Refunding Bonds,
4.00%, 12/15/42	2,150	2,196
Utah State Transit Authority Sales TRB, Senior Lien,
5.00%, 12/15/35	5,215	6,170

		12,336

Virginia - 1.4%
Hampton Roads Transportation Accountability Commission Revenue Bonds, Series A, Senior Lien,
5.00%, 7/1/48	5,000	5,807
Norfolk G.O. Unlimited Bonds, Series A,
5.00%, 10/1/41	500	573
Norfolk G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding),
5.00%, 10/1/24	500	562
Norfolk Water Revenue Refunding Bonds,
5.00%, 11/1/29	4,885	5,824
5.00%, 11/1/42	2,715	3,156

		15,922

Washington - 1.4%
Snohomish County Public Utility District No. 1 Electric System Revenue Bonds,
5.00%, 12/1/40	560	628
Washington State G.O. Unlimited Bonds, Series B,
5.00%, 2/1/37	5,000	5,628

NORTHERN FUNDS QUARTERLY REPORT    13    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.8% continued
Washington - 1.4% continued
Washington State Health Care Facilities Authority Revenue Refunding Bonds, Providence Health & Services,
5.00%, 10/1/38	$5,000	$5,514
Washington State Housing Finance Commission SFM Revenue Refunding Bonds,
3.70%, 12/1/34	85	86
Washington State Motor Fuel Tax G.O. Unlimited Bonds, Series E,
5.00%, 2/1/38	2,000	2,231
Washington State University Revenue Refunding Bonds,
5.00%, 4/1/40	1,320	1,471

		15,558

West Virginia - 0.5%
West Virginia State Road G.O. Unlimited Bonds, Series B, Group 2,
4.00%, 12/1/42	5,000	5,225

Wisconsin - 0.5%
PMA Levy & Aid Program Revenue Notes, Series A,
2.00%, 10/19/18	5,000	5,006

Total Municipal Bonds (Cost $1,069,650)		1,079,783

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 4.6%
Northern Institutional Funds - U.S. Government Portfolio,
1.72%(9) (10)	50,641,663	$50,642

Total Investment Companies (Cost $50,642)		50,642

Total Investments - 102.4% (Cost $1,120,292)		1,130,425

Liabilities less Other Assets - (2.4%)		(26,790)

NET ASSETS - 100.0%		$1,103,635

(1)	When-Issued Security. Coupon rate is not in effect at June 30, 2018.
(2)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(3)	Variable rate security. Rate as of June 30, 2018 is disclosed. Maturity date represents the puttable date.
(4)	Maturity date represents the prerefunded date.
(5)	Step coupon bond. Rate as of June 30, 2018 is disclosed.
(6)	Zero coupon bond.
(7)	Variable rate security. Rate as of June 30, 2018 is disclosed.
(8)	Zero coupon bond. Maturity date represents the prerefunded date.
(9)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(10)	7-day current yield as of June 30, 2018 is disclosed.

Percentages shown are based on Net Assets.

At June 30, 2018, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	15.6%
AA	57.8
A	19.4
A1+ (Short Term)	1.3
BBB	0.7
Not Rated	0.7
Cash Equivalents	4.5

Total	100.0%

*

Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At June 30, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Airport	7.2%
General	15.8
General Obligation	17.7
Higher Education	6.6
Power	6.0
School District	8.8
Transportation	10.0
Water	15.2
All other sectors less than 5%	12.7

Total	100.0%

TAX-EXEMPT FIXED INCOME FUNDS     14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$1,079,783	$—	$1,079,783
Investment Companies	50,642	—	—	50,642

Total Investments	$50,642	$1,079,783	$—	$1,130,425

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2018, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2018.

Transactions in affiliated investments for the three months ended June 30, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio	$38,519	$178,633	$166,510	$228	$50,642	50,642

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

BHAC - Berkshire Hathaway Assurance Corporation

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

CR - Custody Receipt

CWA - Clean Water Act

FHA - Federal Housing Administration

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

HFA - Housing Finance Authority

HUD - Housing and Urban Development

IBC - Insured Bond Certificates

MBIA - Municipal Bond Insurance Association

MWRA - Massachusetts Water Resources Authority

NATL - National Public Finance Guarantee Corporation

PSF - Permanent School Fund

SFM - Single Family Mortgage

SIFMA - Securities Industry And Financial Markets Association

SonyMA - State of New York Mortgage Agency

TANS - Tax Anticipation Notes

TRB - Tax Revenue Bonds

NORTHERN FUNDS QUARTERLY REPORT    15    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M EMERGING MARKETS EQUITY FUND	JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 90.8%(1)
Austria - 0.1%
Raiffeisen Bank International A.G.	51,617	$1,581

Brazil - 5.7%
Ambev S.A. ADR	53,965	250
Banco do Brasil S.A.*	42,100	309
EDP - Energias do Brasil S.A.	13,800	49
Estacio Participacoes S.A.	54,000	339
Fibria Celulose S.A.	1,037,780	19,332
Hypera S.A.*	53,100	377
JBS S.A.	116,800	277
MRV Engenharia e Participacoes S.A.	101,200	313
Natura Cosmeticos S.A.	990,721	7,748
Petroleo Brasileiro S.A. ADR*	113,686	1,140
Suzano Papel e Celulose S.A.	532,800	6,148
TIM Participacoes S.A. ADR	94,195	1,588
Vale S.A.*	1,753,253	22,338
Vale S.A. ADR*	476,352	6,107

		66,315

Chile - 0.3%
Banco Santander Chile ADR	62,100	1,952
Cencosud S.A.	507,035	1,253
Cia Cervecerias Unidas S.A. ADR	12,241	305

		3,510

China - 19.9%
58.com, Inc. ADR*	13,500	936
Agile Group Holdings Ltd.	354,000	603
Agricultural Bank of China Ltd., Class H	6,221,000	2,889
Aier Eye Hospital Group Co. Ltd., Class A	422,018	2,056
Alibaba Group Holding Ltd. ADR*	184,547	34,239
Anhui Conch Cement Co. Ltd., Class H	115,500	656
ANTA Sports Products Ltd.	137,000	721
Autohome, Inc. ADR	6,870	694
Baidu, Inc. ADR*	58,340	14,177
Bank of China Ltd., Class H	7,719,106	3,804
Bank of Hangzhou Co. Ltd., Class A	194,500	325
Beijing Capital International Airport Co. Ltd., Class H	698,000	734
China Construction Bank Corp., Class A	103,400	102
China Construction Bank Corp., Class H	11,221,569	10,290
China Grand Automotive Services Co. Ltd., Class A	312,200	276
China Medical System Holdings Ltd.	76,000	151
China Mengniu Dairy Co. Ltd.*	206,000	695
China Merchants Bank Co. Ltd., Class H	949,000	3,470
China Molybdenum Co. Ltd., Class H	3,747,000	1,795
China Petroleum & Chemical Corp., Class H	5,313,000	4,769
China Railway Group Ltd., Class H	1,190,000	895
Chongqing Rural Commercial Bank Co. Ltd., Class H	1,641,446	974
CITIC Securities Co. Ltd., Class H	421,000	837
CNOOC Ltd.	4,051,342	6,941
Country Garden Holdings Co. Ltd.	1,784,000	3,112
Country Garden Services Holdings Co. Ltd.*	205,056	263
CSPC Pharmaceutical Group Ltd.	1,532,000	4,605
Ctrip.com International Ltd. ADR*	29,700	1,415
Daqin Railway Co. Ltd., Class A	359,800	445
Dongfeng Motor Group Co. Ltd., Class H	12,090,000	12,766
Foshan Haitian Flavouring & Food Co. Ltd., Class A	42,400	470
Fosun International Ltd.	202,500	378
Geely Automobile Holdings Ltd.	85,000	218
Guangzhou Automobile Group Co. Ltd., Class H	1,402,800	1,362
Guangzhou R&F Properties Co. Ltd., Class H	637,309	1,278
Health and Happiness H&H International Holdings Ltd.*	359,500	2,474
Hengan International Group Co. Ltd.	62,500	598
Huaneng Renewables Corp. Ltd., Class H	3,422,000	1,133
Huazhu Group Ltd. ADR	64,100	2,692
Industrial & Commercial Bank of China Ltd., Class H	8,270,141	6,144
JD.com, Inc. ADR*	4,387	171
Jiangsu Expressway Co. Ltd., Class H	316,000	375
Jiangsu Hengrui Medicine Co. Ltd., Class A	75,500	863
Kweichow Moutai Co. Ltd., Class A (Shanghai Exchange)	3,700	408
Longfor Properties Co. Ltd.	258,000	694
Luzhou Laojiao Co. Ltd., Class A	12,100	111
Ninestar Corp., Class A	35,342	146
People’s Insurance Co. Group of China (The) Ltd., Class H	3,958,000	1,844
PetroChina Co. Ltd., Class H	462,000	352

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 90.8%(1) continued
China - 19.9% continued
PICC Property & Casualty Co. Ltd., Class H	1,917,000	$2,051
Ping An Insurance Group Co. of China Ltd., Class H	886,000	8,096
Postal Savings Bank of China Co. Ltd., Class H(2)	519,000	336
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	796,000	563
Shenzhou International Group Holdings Ltd.	41,000	503
Sichuan Swellfun Co. Ltd., Class A	268,111	2,221
Sino-Ocean Group Holding Ltd.	203,500	118
Sinopec Engineering Group Co. Ltd., Class H	486,500	507
Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,790,000	1,081
Sinotrans Ltd., Class H	794,000	417
Sinotruk Hong Kong Ltd.	312,500	514
Sunny Optical Technology Group Co. Ltd.	257,600	4,737
Tencent Holdings Ltd.	935,400	46,581
Tianhe Chemicals Group Ltd.*(2) (3)	17,672,000	2,635
Tingyi Cayman Islands Holding Corp.	104,000	241
TravelSky Technology Ltd., Class H	220,617	640
Want Want China Holdings Ltd.	13,060,000	11,538
Weibo Corp. ADR*	11,444	1,016
Weichai Power Co. Ltd., Class H	800,000	1,101
Wuliangye Yibin Co. Ltd., Class A*	284,028	3,241
Wuxi Biologics Cayman, Inc.* (2)	198,500	2,201
XCMG Construction Machinery Co. Ltd., Class A	474,900	303
Xiabuxiabu Catering Management China Holdings Co. Ltd.(2)	558,500	1,217
Yirendai Ltd. ADR	8,070	171
Yuzhou Properties Co. Ltd.	307,000	180
YY, Inc. ADR*	7,800	784
Zhejiang Expressway Co. Ltd., Class H	438,000	390

		230,729

Czech Republic - 0.8%
CEZ A.S.	35,726	847
Komercni banka A.S.	207,542	8,730

		9,577

Egypt - 1.2%
Commercial International Bank Egypt S.A.E.	2,784,442	$13,281
Commercial International Bank Egypt S.A.E. GDR (Registered)	71,868	355

		13,636

France - 0.7%
Airbus S.E.	21,462	2,509
Kering S.A.	4,010	2,262
LVMH Moet Hennessy Louis Vuitton S.E.	8,153	2,710

		7,481

Germany - 0.1%
Puma S.E.	1,641	958

Greece - 0.1%
National Bank of Greece S.A.*	2,275,997	698

Hong Kong - 4.1%
AIA Group Ltd.	742,500	6,428
China Everbright Ltd.	164,000	301
China Lumena New Materials Corp.* (4)	5,884,000	—
China Mobile Ltd.	2,051,585	18,197
China Overseas Land & Investment Ltd.	1,482,000	4,848
China Resources Cement Holdings Ltd.	196,000	197
China Resources Power Holdings Co. Ltd.	138,000	242
China Travel International Investment Hong Kong Ltd.	730,000	284
China Unicom Hong Kong Ltd.	712,000	884
Haier Electronics Group Co. Ltd.	554,000	1,894
Hong Kong Exchanges & Clearing Ltd.	39,200	1,175
Shimao Property Holdings Ltd.	728,500	1,902
Sino Biopharmaceutical Ltd.	898,500	1,371
Sun Art Retail Group Ltd.	1,405,500	1,831
Wynn Macau Ltd.	2,113,000	6,785
Yuexiu Property Co. Ltd.	2,808,000	535

		46,874

Hungary - 0.1%
MOL Hungarian Oil & Gas PLC	63,347	611

India - 7.1%
Adani Enterprises Ltd.	105,639	174
Adani Ports & Special Economic Zone Ltd.	92,019	501
Coal India Ltd.	24,481	94
Eicher Motors Ltd.	2,067	862
GRUH Finance Ltd.	359,070	1,592

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 90.8%(1) continued
India - 7.1% continued
HCL Technologies Ltd.	29,423	$397
HDFC Bank Ltd.	164,964	5,073
Hindalco Industries Ltd.	406,674	1,365
Hindustan Petroleum Corp. Ltd.	26,540	100
Hindustan Unilever Ltd.	9,826	235
Housing Development Finance Corp. Ltd.	163,110	4,540
ICICI Bank Ltd.	235,168	946
ICICI Prudential Life Insurance Co. Ltd.(2)	309,918	1,704
Indiabulls Housing Finance Ltd.	30,819	513
Indian Oil Corp. Ltd.	53,615	122
Infosys Ltd. ADR	343,877	6,682
ITC Ltd.	339,904	1,319
KEI Industries Ltd.	136,040	810
Larsen & Toubro Ltd.	246,203	4,581
Mahindra & Mahindra Ltd.	433,191	5,662
Maruti Suzuki India Ltd.	13,544	1,743
Muthoot Finance Ltd.	45,087	250
National Aluminium Co. Ltd.	340,383	321
NMDC Ltd.	157,801	249
Oil & Natural Gas Corp. Ltd.	67,795	156
Raymond Ltd.	56,900	761
Reliance Industries Ltd.	539,422	7,649
Sundram Fasteners Ltd.	166,947	1,522
Tata Consultancy Services Ltd.	1,043,334	28,078
Tata Global Beverages Ltd.	190,338	748
Tech Mahindra Ltd.	90,505	865
Vedanta Ltd.	478,149	1,638
Wipro Ltd.	91,884	352
Zee Entertainment Enterprises Ltd.	52,469	416

		82,020

Indonesia - 0.6%
Adaro Energy Tbk PT	6,418,500	800
Bank Mandiri Persero Tbk PT	3,196,200	1,519
Bank Rakyat Indonesia Persero Tbk PT	7,371,700	1,455
Gudang Garam Tbk PT	192,400	901
Perusahaan Gas Negara Persero Tbk	1,100,900	153
United Tractors Tbk PT	1,050,600	2,311

		7,139

Italy - 0.1%
Ferrari N.V. (New York Exchange)	6,790	917

Japan - 0.4%
Keyence Corp.	4,575	$2,580
Shiseido Co. Ltd.	27,300	2,166

		4,746

Malaysia - 0.8%
AirAsia Bhd.	1,053,800	780
CIMB Group Holdings Bhd.	322,600	435
Genting Bhd.	386,500	804
Malaysia Airports Holdings Bhd.	350,000	763
Petronas Dagangan Bhd.	48,200	295
Public Bank Bhd.	491,000	2,837
Sime Darby Bhd.	845,800	513
Tenaga Nasional Bhd.	488,100	1,769
Top Glove Corp. Bhd.	67,700	203
Westports Holdings Bhd.	419,700	352

		8,751

Mexico - 5.1%
Alfa S.A.B. de C.V., Series A	6,461,876	7,503
America Movil S.A.B. de C.V., Series L	2,614,691	2,183
America Movil S.A.B. de C.V., Series L ADR	1,072,672	17,871
Banco Santander Mexico S.A.
Institucion de Banca Multiple Grupo Financiero Santander ADR	63,461	424
Coca-Cola Femsa S.A.B. de C.V. ADR	20,972	1,183
Fomento Economico Mexicano S.A.B. de C.V. ADR	2,619	230
Grupo Bimbo S.A.B. de C.V., Series A	2,223,445	4,334
Grupo Financiero Banorte S.A.B. de C.V., Series O	228,900	1,346
Industrias Bachoco S.A.B. de C.V. ADR	5,932	342
Megacable Holdings S.A.B. de C.V., Series CPO	118,839	490
Mexichem S.A.B. de C.V.	414,000	1,196
Telesites S.A.B. de C.V.*	554,968	405
Wal-Mart de Mexico S.A.B. de C.V.	8,219,000	21,693

		59,200

Netherlands - 0.2%
Royal Dutch Shell PLC, Class A	75,662	2,622

Peru - 0.4%
Credicorp Ltd.	18,033	4,060
Southern Copper Corp.	17,440	817

		4,877

Philippines - 0.2%
Ayala Land, Inc.	1,144,300	813

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 90.8%(1) continued
Philippines - 0.2% continued
BDO Unibank, Inc.	376,260	$883
Cebu Air, Inc.	208,290	270
DMCI Holdings, Inc.	1,563,900	308
Globe Telecom, Inc.	10,775	311
International Container Terminal Services, Inc.	97,300	140
SM Investments Corp.(5)	1	—

		2,725

Poland - 0.2%
Energa S.A.	157,524	376
Grupa Lotos S.A.	30,298	460
Polski Koncern Naftowy ORLEN S.A.	23,304	522
Powszechna Kasa Oszczednosci Bank Polski S.A.*	103,893	1,021

		2,379

Qatar - 0.1%
Industries Qatar QSC	7,619	224
Ooredoo QPSC	22,903	458
Qatar National Bank QPSC	23,577	984

		1,666

Russia - 2.5%
Gazprom PJSC ADR	170,968	751
LUKOIL PJSC ADR (London Exchange)	167,713	11,447
Mobile TeleSystems PJSC ADR	93,065	822
Novolipetsk Steel PJSC GDR	21,769	528
Sberbank of Russia PJSC (Moscow Exchange)	508,500	1,758
Sberbank of Russia PJSC ADR	508,745	7,323
Surgutneftegas OJSC ADR (London Exchange)	66,276	294
Yandex N.V., Class A*	166,580	5,980

		28,903

Singapore - 0.1%
DBS Group Holdings Ltd.	46,500	903

South Africa - 5.7%
African Rainbow Minerals Ltd.	39,021	310
Barclays Africa Group Ltd.	14,158	165
Barloworld Ltd.	1,131,056	10,629
Bidvest Group (The) Ltd.	114,444	1,642
Clicks Group Ltd.	79,777	1,142
Discovery Ltd.	115,216	1,238
Exxaro Resources Ltd.	105,978	971
FirstRand Ltd.	741,045	3,446
Imperial Holdings Ltd.	107,408	1,532
Investec Ltd.	15,702	110
Kumba Iron Ore Ltd.	43,342	924
Mediclinic International PLC	103,271	717
Mondi Ltd.	27,138	735
Naspers Ltd., Class N	56,637	14,354
Netcare Ltd.	996,565	2,005
RMB Holdings Ltd.	110,302	607
Sappi Ltd.	53,108	354
Standard Bank Group Ltd.	896,983	12,496
Truworths International Ltd.	2,087,441	11,759
Wilson Bayly Holmes-Ovcon Ltd.	45,610	496

		65,632

South Korea - 15.4%
Amorepacific Corp.	3,083	891
CJ O Shopping Co. Ltd.	1,130	283
Com2uSCorp	3,982	600
E-MART, Inc.	1,292	295
Grand Korea Leisure Co. Ltd.	4,866	114
GS Engineering & Construction Corp.	38,823	1,598
Hana Financial Group, Inc.	151,093	5,802
Hotel Shilla Co. Ltd.	7,399	819
Hyundai Marine & Fire Insurance Co. Ltd.	14,117	426
Hyundai Mipo Dockyard Co. Ltd.*	4,030	310
Hyundai Mobis Co. Ltd.	39,788	7,560
Hyundai Motor Co.	162,336	18,265
Industrial Bank of Korea	61,150	844
KB Financial Group, Inc.	30,945	1,465
Korea Electric Power Corp.	14,943	429
Korea Investment Holdings Co. Ltd.	29,259	2,204
LG Chem Ltd.	3,045	910
LG Corp.	4,299	278
LG Electronics, Inc.	21,253	1,578
LG Household & Health Care Ltd.	395	494
Lotte Shopping Co. Ltd.	1,633	307
LS Corp.	5,072	341
Medy-Tox, Inc.	3,800	2,613
NCSoft Corp.	2,006	667
NH Investment & Securities Co. Ltd.	86,901	1,163
OCI Co. Ltd.	10,628	980
Orion Corp.	110,688	14,783
POSCO	67,667	19,992
Samsung Electro-Mechanics Co. Ltd.	21,538	2,864

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 90.8%(1) continued
South Korea - 15.4% continued
Samsung Electronics Co. Ltd.	1,425,967	$59,543
Samsung Engineering Co. Ltd.*	112,959	1,584
Samsung SDS Co. Ltd.	1,754	315
Shinhan Financial Group Co. Ltd.	479,603	18,565
SK Holdings Co. Ltd.	2,902	673
SK Hynix, Inc.	75,722	5,804
SK Innovation Co. Ltd.	9,626	1,743
SK Telecom Co. Ltd.	1,459	305
S-Oil Corp.	2,376	233
Woori Bank	40,945	598

		178,238

Switzerland - 0.3%
Glencore PLC*	555,964	2,636
Straumann Holding A.G. (Registered)	1,231	937

		3,573

Taiwan - 12.1%
Acer, Inc.*	1,541,000	1,257
Airtac International Group	60,000	852
ASE Technology Holding Co. Ltd.	149,000	350
Asustek Computer, Inc.	81,000	739
AU Optronics Corp.	2,301,000	975
Catcher Technology Co. Ltd.	1,314,000	14,674
Cathay Financial Holding Co. Ltd.	2,811,000	4,955
Chailease Holding Co. Ltd.	583,000	1,910
China Development Financial Holding Corp.	538,000	197
Chipbond Technology Corp.	177,000	367
Chunghwa Telecom Co. Ltd.	222,000	801
CTBC Financial Holding Co. Ltd.	7,985,500	5,744
Epistar Corp.*	245,000	306
First Financial Holding Co. Ltd.	2,072,800	1,400
Formosa Chemicals & Fibre Corp.	249,000	991
Formosa Plastics Corp.	1,029,000	3,794
Fubon Financial Holding Co. Ltd.	206,000	345
Gigabyte Technology Co. Ltd.	56,000	124
Hiwin Technologies Corp.	172,000	2,028
Hon Hai Precision Industry Co. Ltd.	6,405,085	17,514
King’s Town Bank Co. Ltd.	216,293	232
Largan Precision Co. Ltd.	30,120	4,427
MediaTek, Inc.	490,600	4,821
Mega Financial Holding Co. Ltd.	540,000	476
Micro-Star International Co. Ltd.	189,000	583
President Chain Store Corp.	305,000	3,452
St. Shine Optical Co. Ltd.	14,000	320
Taiwan Semiconductor Manufacturing Co. Ltd.	6,576,542	46,790
Taiwan Semiconductor Manufacturing Co.Ltd.ADR	403,100	14,737
TCI Co. Ltd.	62,000	956
Uni-President Enterprises Corp.	424,000	1,075
United Microelectronics Corp.	799,000	446
Walsin Lihwa Corp.	621,000	422
Yageo Corp.*	8,000	295
Yuanta Financial Holding Co. Ltd.	4,331,000	1,973

		140,328

Thailand - 1.9%
Airports of Thailand PCL NVDR	916,500	1,743
Bangkok Dusit Medical Services PCL NVDR	3,009,200	2,268
CP ALL PCL NVDR	558,300	1,238
Kasikornbank PCL NVDR	141,900	829
Kiatnakin Bank PCL NVDR	187,600	383
PTT Exploration & Production PCL NVDR	220,600	934
PTT Global Chemical PCL NVDR	658,700	1,450
PTT PCL NVDR	1,488,800	2,154
Siam Commercial Bank (The) PCL (Registered)	2,443,600	8,740
Siam Commercial Bank (The) PCL NVDR	88,200	316
Star Petroleum Refining PCL NVDR	565,900	222
Thai Oil PCL NVDR	358,300	840
Thanachart Capital PCL NVDR	333,863	470
Tisco Financial Group PCL NVDR	263,200	666

		22,253

Turkey - 0.4%
Akbank Turk A.S.	214,928	351
BIM Birlesik Magazalar A.S.	35,134	513
Haci Omer Sabanci Holding A.S.	115,024	220
KOC Holding A.S.	165,834	513
Turk Hava Yollari A.O.*	27,419	81
Turkcell Iletisim Hizmetleri A.S.	599,878	1,583
Turkiye Garanti Bankasi A.S.	423,692	770
Turkiye Is Bankasi A.S., Class C	69,327	86

		4,117

United Arab Emirates - 1.3%
Dubai Investments PJSC	1,326,585	687
Dubai Islamic Bank PJSC	1,000,913	1,324

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 90.8%(1) continued
United Arab Emirates - 1.3% continued
Emaar Properties PJSC	6,472,256	$8,673
NMC Health PLC	90,577	4,274

		14,958

United Kingdom - 0.1%
Diageo PLC	32,386	1,163

United States - 2.7%
Alphabet, Inc., Class A*	1,374	1,551
Broadcom, Inc.	4,400	1,068
Citigroup, Inc.	15,900	1,064
Estee Lauder (The) Cos., Inc., Class A	9,341	1,333
Facebook, Inc., Class A*	13,436	2,611
Mastercard, Inc., Class A	13,520	2,657
Microsoft Corp.	22,310	2,200
NVIDIA Corp.	8,050	1,907
Raytheon Co.	11,290	2,181
Tenaris S.A. ADR	344,644	12,542
Visa, Inc., Class A	18,787	2,488

		31,602

Total Common Stocks (Cost $857,971)		1,050,682

PARTICIPATION (EQUITY LINKED) NOTES - 1.2%
China - 1.0%
Anhui Conch Cement Co. Ltd., Issued by JPMorgan Structured Products, Expires 4/14/21	575,600	2,909
Hangzhou Hikvision Digital Technology Co. Ltd., Issued by JPMorgan Structured Products, Expires 4/20/20(2)	270,000	1,513
Han’s Laser Technology Industry Group Co. Ltd., Issued by JPMorgan Structured Products, Expires 7/27/18	154,300	1,239
Shanghai International Airport Co. Ltd., Issued by JPMorgan Structured Products, Expires 11/20/19(2)	760,700	6,370

		12,031

United Kingdom - 0.2%
HSBC Bank PLC, Issued by Al Rajhi Bank, Expires 1/19/21	99,617	2,292

Total Participation (Equity Linked) Notes (Cost $8,819)		14,323

PREFERRED STOCKS - 3.5%(1)
Brazil - 2.9%
Banco Bradesco S.A. ADR*	213,008	1,461
Banco do Estado do Rio Grande do Sul S.A., Class B, 0.33%(6)	73,200	278
Gerdau S.A. ADR, 0.51%(6)	659,700	2,335
Itau Unibanco Holding S.A., 0.45%(6)	71,161	737
Itau Unibanco Holding S.A. ADR, 0.47%(6)	1,686,190	17,503
Itausa - Investimentos Itau S.A., 0.65%(6)	574,860	1,363
Lojas Americanas S.A.*	1,819,483	7,793
Petroleo Brasileiro S.A.*	264,756	1,173
Telefonica Brasil S.A. ADR, 3.40%(6)	62,966	748

		33,391

Chile - 0.1%
Embotelladora Andina S.A., Class B ADR, 2.92%(6)	9,566	220
Sociedad Quimica y Minera de Chile S.A. ADR, 2.64%(6)	13,320	640

		860

Colombia - 0.2%
Banco Davivienda S.A., 2.16%(6)	45,959	572
Bancolombia S.A. ADR, 3.03%(6)	30,500	1,457

		2,029

South Korea - 0.3%
Samsung Electronics Co. Ltd., 2.87%(6)	107,609	3,629

Total Preferred Stocks (Cost $39,190)		39,909

INVESTMENT COMPANIES - 4.1%
Northern Institutional Funds - U.S. Government Portfolio, 1.72%(7) (8)	47,244,059	47,244

Total Investment Companies (Cost $47,244)		47,244

MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
1.62%, 7/19/18(9) (10)	$1,490	$1,489

Total Short-Term Investments (Cost $1,489)		1,489

Total Investments - 99.7% (Cost $954,713)		1,153,647

Other Assets less Liabilities - 0.3%		3,524

Net Assets - 100.0%		$1,157,171

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(3)

Restricted security that has been deemed illiquid. At June 30, 2018, the value of these restricted illiquid securities amounted to approximately $ 2,635,000 or 0.2% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Tianhe Chemicals Group Ltd.	6/13/14 - 12/15/14	$4,079

(4)	Level 3 asset that is worthless, bankrupt or has been delisted.
(5)	Value rounds to less than one thousand.
(6)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of June 30, 2018 is disclosed.
(9)	Discount rate at the time of purchase.
(10)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2018, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
Mini MSCI Emerging Markets Index	471	$25,041	Long	9/18	$(1,198)

At June 30, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	10.3%
Consumer Staples	8.5
Energy	5.6
Financials	20.2
Health Care	2.3
Industrials	5.5
Information Technology	31.4
Materials	9.5
Real Estate	2.1
Telecommunication Services	4.2
Utilities	0.4

Total	100.0%

At June 30, 2018, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	19.2%
Hong Kong Dollar	19.0
Korean Won	16.5
Taiwan Dollar	11.4
Indian Rupee	6.8
Brazilian Real	6.2
South African Rand	5.9
All other currencies less than 5%	15.0

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2018 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2018:

NORTHERN FUNDS QUARTERLY REPORT    7    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M EMERGING MARKETS EQUITY FUND continued

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Brazil	$66,315	$—	$—	$66,315
Chile	3,510	—	—	3,510
China	56,558	174,171	—	230,729
India	6,682	75,338	—	82,020
Italy	917	—	—	917
Mexico	59,200	—	—	59,200
Peru	4,877	—	—	4,877
Russia	6,802	22,101	—	28,903
Taiwan	15,087	125,241	—	140,328
United States	31,602	—	—	31,602
All Other Countries(1)	—	402,281	—	402,281

Total Common Stocks	251,550	799,132	—	1,050,682

Participation (Equity Linked)
Notes(1)	—	14,323	—	14,323
Preferred Stocks
South Korea	—	3,629	—	3,629
All Other Countries(1)	36,280	—	—	36,280

Total Preferred Stocks	36,280	3,629	—	39,909

Investment Companies	47,244	—	—	47,244
Short-Term Investments	—	1,489	—	1,489

Total Investments	$335,074	$818,573	$—	$1,153,647

OTHER FINANCIAL INSTRUMENTS
Liabilities
Future Contracts	$(1,198)	$—	$—	$(1,198)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2018, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

	Value (000S)	Reason
Common Stocks
Japan	$2,580	Valuations at official close price with foreign fair value adjustment
Malaysia	5,914	Valuations at official close price with foreign fair value adjustment
Russia	1,758	Valuations at official close price with foreign fair value adjustment
South Korea	167,200	Valuations at official close price with foreign fair value adjustment
Taiwan	110,795	Valuations at official close price with foreign fair value adjustment
Thailand	7,330	Valuations at official close price with foreign fair value adjustment
Turkey	1,801	Valuations at official close price with foreign fair value adjustment
Preferred Stocks
South Korea	3,629	Valuations at official close price with foreign fair value adjustment

Total	$301,007

At June 30, 2018, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1

	Value (000S)	Reason
Common Stocks
Mexico	$37,954	Valuations at official close price
Preferred Stocks
Colombia	572	Valuations at official close price

Total	$38,526

MULTI-MANAGER FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

Transactions in affiliated investments for the three months ended June 30,2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio	$39,438	$117,893	$110,087	$157	$47,244	47,244

NORTHERN FUNDS QUARTERLY REPORT    9    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M INTERNATIONAL EQUITY FUND	JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.8%(1)
Argentina - 0.1%
YPF S.A. ADR	93,051	$1,264

Australia - 2.5%
Beach Energy Ltd.	1,854,592	2,426
BHP Billiton PLC	119,330	2,670
Charter Hall Group	382,562	1,852
CSL Ltd.	117,171	16,751
CSR Ltd.	384,038	1,308
Downer EDI Ltd.	188,026	946
Metcash Ltd.	455,781	883
Mineral Resources Ltd.	62,814	742
OZ Minerals Ltd.	110,878	773
Pendal Group Ltd.	108,749	801
Seven Group Holdings Ltd.	76,002	1,076
Star Entertainment Group (The) Ltd.	222,886	816

		31,044

Belgium - 0.5%
Ageas	65,195	3,287
D’ieteren S.A./N.V.	51,070	2,121
Warehouses De Pauw - CVA	10,958	1,385

		6,793

Brazil - 1.0%
Cia Paranaense de Energia	265,800	1,318
Embraer S.A. ADR	219,989	5,478
Petroleo Brasileiro S.A. ADR*	115,390	1,157
Raia Drogasil S.A.*	301,800	5,101

		13,054

Canada - 6.8%
Air Canada*	44,870	725
ARC Resources Ltd.	54,772	566
Barrick Gold Corp.	177,457	2,331
BRP, Inc. (Sub Voting)	27,429	1,322
Cameco Corp.	60,697	683
Canada Goose Holdings, Inc.*	35,809	2,107
Canadian Apartment Properties REIT	32,204	1,044
Canadian Imperial Bank of Commerce	7,883	686
Canadian Pacific Railway Ltd. (New York Stock Exchange)	75,360	13,792
Canadian Pacific Railway Ltd. (New York Stock Exchange)	25,423	4,659
Canadian Western Bank	32,237	850
Capital Power Corp.	50,072	961
Celestica, Inc.*	128,342	1,523
Dollarama, Inc.	178,191	6,907
Dorel Industries, Inc., Class B	80,361	1,363
E-L Financial Corp. Ltd.	2,035	1,269
Eldorado Gold Corp.*	239,990	239
Encana Corp.	401,996	5,250
Enerflex Ltd.	62,406	671
Entertainment One Ltd.	269,118	1,306
Gildan Activewear, Inc.	112,318	3,164
Gran Tierra Energy, Inc.*	365,731	1,266
Hudbay Minerals, Inc.	112,131	625
IAMGOLD Corp.*	265,341	1,546
Interfor Corp.*	56,836	1,092
Kinross Gold Corp.*	328,108	1,234
Manulife Financial Corp.	311,854	5,603
Maxar Technologies Ltd.	15,911	799
NFI Group, Inc.	17,373	648
Parex Resources, Inc.*	106,848	2,017
Premium Brands Holdings Corp.	16,017	1,380
Shopify, Inc., Class A*	85,970	12,542
Sleep Country Canada Holdings, Inc.(2)	27,882	691
Tamarack Valley Energy Ltd.*	438,023	1,536
TFI International, Inc.	38,613	1,191
Tourmaline Oil Corp.	36,717	656
Tricon Capital Group, Inc.	102,813	863
WSP Global, Inc.	16,081	847

		85,954

China - 1.9%
Baidu, Inc. ADR*	22,256	5,408
China Telecom Corp. Ltd., Class H	7,169,595	3,343
Dongfeng Motor Group Co. Ltd., Class H	2,847,130	3,007
Tencent Holdings Ltd.	229,905	11,449

		23,207

Czech Republic - 0.1%
O2 Czech Republic A.S.	58,984	677

Denmark - 1.5%
AP Moller - Maersk A/S, Class B	1,862	2,316
Chr Hansen Holding A/S	114,342	10,550
Dfds A/S	18,990	1,212
GN Store Nord A/S	35,683	1,625
Jyske Bank A/S (Registered)	14,024	769
Royal Unibrew A/S	23,753	1,892

		18,364

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.8%(1) continued
Finland - 0.4%
Cramo OYJ	54,590	$1,269
DNA OYJ	40,719	974
Metsa Board OYJ	70,789	800
Nokia OYJ	203,645	1,168
Valmet OYJ	50,667	976

		5,187

France - 7.7%
Air France-KLM*	297,656	2,427
Alstom S.A.	49,620	2,279
Alten S.A.	15,871	1,635
Arkema S.A.	18,505	2,187
BNP Paribas S.A.	130,622	8,097
Cie de Saint-Gobain	80,985	3,612
Eiffage S.A.	19,792	2,151
Engie S.A.	303,556	4,646
Essilor International Cie Generale d’Optique S.A.	61,421	8,666
Faurecia S.A.	18,632	1,326
Ipsen S.A.	16,992	2,663
LVMH Moet Hennessy Louis Vuitton S.E.	42,028	13,971
Nexity S.A.	26,270	1,659
Pernod Ricard S.A.	67,920	11,086
Renault S.A.	10,303	875
Rexel S.A.	172,551	2,479
Rubis S.C.A.	14,860	927
Savencia S.A.	17,682	1,548
Schneider Electric S.E.	45,918	3,819
SCOR S.E.	19,674	730
SEB S.A.	4,503	785
Societe BIC S.A.	21,086	1,954
Societe Generale S.A.	75,051	3,160
SOITEC*	10,880	914
Teleperformance	17,669	3,121
Television Francaise 1	51,837	546
TOTAL S.A.	117,841	7,166
Trigano S.A.	4,059	721
Ubisoft Entertainment S.A.*	7,268	795
Worldline S.A./France*(2)	14,054	796

		96,741

Germany - 4.9%
Aareal Bank A.G.	17,229	757
adidas A.G.	52,592	11,485
alstria office REIT-A.G.	59,861	899
BASF S.E.	69,059	6,602
Bechtle A.G.	13,176	1,016
Carl Zeiss Meditec A.G. (Bearer)	21,192	1,444
CECONOMY A.G.	135,395	1,125
Draegerwerk A.G. & Co. KGaA	33,645	2,007
Draegerwerk A.G. & Co. KGaA	3,311	1,346
Duerr A.G.	23,518	1,092
E.ON S.E.	225,592	2,410
Gerresheimer A.G.	10,453	848
Kloeckner & Co. S.E.	81,940	864
Linde A.G.	38,373	9,157
METRO A.G.	252,588	3,121
MTU Aero Engines A.G.	6,907	1,327
Rheinmetall A.G.	8,509	940
RHOEN-KLINIKUM A.G.	20,341	593
RWE A.G.	83,746	1,909
SAF-Holland S.A.	55,381	832
Salzgitter A.G.	17,392	758
SAP S.E.	36,946	4,268
Stabilus S.A.	22,058	1,985
TAG Immobilien A.G.	85,956	1,891
Wirecard A.G.	17,755	2,858

		61,534

Hong Kong - 2.8%
AIA Group Ltd.	1,492,200	12,918
Bosideng International Holdings Ltd.	7,534,000	1,037
China High Precision Automation Group Ltd.* (3)	982,000	5
China Merchants Port Holdings Co. Ltd.	702,309	1,417
China Mobile Ltd.	1,029,429	9,131
China Mobile Ltd.	155,000	1,375
China Unicom Hong Kong Ltd.	2,518,200	3,127
First Pacific Co. Ltd.	1,740,000	838
Luk Fook Holdings International Ltd.	275,000	1,136
Melco International Development Ltd.	395,000	1,214
Tongda Group Holdings Ltd.	3,430,000	694
Towngas China Co. Ltd.*	901,000	873
Yue Yuen Industrial Holdings Ltd.	466,500	1,309

		35,074

Hungary - 0.0%
Magyar Telekom Telecommunications PLC	370,235	528

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.8%(1) continued
India - 1.2%
HDFC Bank Ltd. ADR	126,328	$13,267
Infosys Ltd. ADR	94,367	1,834

		15,101

Ireland - 3.3%
Accenture PLC, Class A	94,374	15,439
Bank of Ireland Group PLC*	244,453	1,908
C&C Group PLC	896,066	3,400
Dalata Hotel Group PLC*	113,443	924
Grafton Group PLC	80,440	844
ICON PLC*	76,094	10,085
Ryanair Holdings PLC ADR*	64,227	7,337
UDG Healthcare PLC	145,816	1,588

		41,525

Israel - 0.3%
SodaStream International Ltd.*	10,793	921
Taro Pharmaceutical Industries Ltd.*	22,133	2,560

		3,481

Italy - 4.0%
A2A S.p.A.	726,351	1,259
Amplifon S.p.A.	128,136	2,652
Assicurazioni Generali S.p.A.	204,396	3,422
Banca Generali S.p.A.	20,740	515
BPER Banca	384,707	2,107
Brembo S.p.A.	162,022	2,191
DiaSorin S.p.A.	8,518	971
Eni S.p.A.	326,795	6,068
Ferrari N.V.	69,631	9,450
Infrastrutture Wireless Italiane S.p.A.(2)	192,873	1,484
Luxottica Group S.p.A.	108,957	7,025
Saipem S.p.A.*	553,527	2,547
UniCredit S.p.A.	659,845	10,974

		50,665

Japan - 17.8%
ADEKA Corp.	97,300	1,556
Aiful Corp.*	248,600	776
Asahi Intecc Co. Ltd.	28,800	1,087
Benesse Holdings, Inc.	19,795	702
Calbee, Inc.	56,300	2,117
Canon, Inc.	69,005	2,260
Chiyoda Corp.	87,685	759
Chudenko Corp.	58,600	1,464
Citizen Watch Co. Ltd.	154,340	1,012
CKD Corp.	81,300	1,334
Dai Nippon Printing Co. Ltd.	70,800	1,583
Daifuku Co. Ltd.	18,300	800
Dai-ichi Life Holdings, Inc.	152,755	2,717
Daikyonishikawa Corp.	57,900	848
DCM Holdings Co. Ltd.	66,200	619
DeNA Co. Ltd.	80,680	1,512
Denka Co. Ltd.	26,800	892
Doutor Nichires Holdings Co. Ltd.	45,500	903
Dowa Holdings Co. Ltd.	8,600	265
East Japan Railway Co.	59,400	5,689
Eisai Co. Ltd.	28,940	2,035
FANUC Corp.	45,600	9,041
Fuji Media Holdings, Inc.	170,240	2,905
Fuji Oil Holdings, Inc.	37,400	1,343
Fujitsu Ltd.	508,755	3,081
Gree, Inc.	190,675	1,020
Hachijuni Bank (The) Ltd.	483,300	2,065
Hitachi Metals Ltd.	112,010	1,162
Honda Motor Co. Ltd.	178,990	5,248
Horiba Ltd.	16,100	1,125
Ibiden Co. Ltd.	51,350	822
Inpex Corp.	211,455	2,185
Japan Airlines Co. Ltd.	156,400	5,542
Japan Hotel REIT Investment Corp.	1,086	814
JCR Pharmaceuticals Co. Ltd.	18,100	1,098
JGC Corp.	109,100	2,195
JSR Corp.	160,285	2,721
Kanamoto Co. Ltd.	29,200	923
KDDI Corp.	245,600	6,715
Keihin Corp.	37,900	768
Kenedix Office Investment Corp.	126	783
Keyence Corp.	26,760	15,092
Kissei Pharmaceutical Co. Ltd.	106,800	2,894
Kyushu Financial Group, Inc.	182,400	880
Lintec Corp.	25,600	742
Maeda Corp.	82,700	949
Makino Milling Machine Co. Ltd.	87,000	675
Matsumotokiyoshi Holdings Co. Ltd.	31,900	1,431
Medipal Holdings Corp.	103,700	2,083
Mitsubishi Heavy Industries Ltd.	96,725	3,516
Mitsubishi Tanabe Pharma Corp.	114,900	1,984
Mitsubishi UFJ Financial Group, Inc.	732,410	4,154
Mizuho Financial Group, Inc.	2,394,320	4,028
NET One Systems Co. Ltd.	96,800	1,662

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.8%(1) continued
Japan - 17.8% continued
Nikon Corp.	78,215	$1,241
Nippon Accommodations Fund, Inc.	187	851
Nippon Suisan Kaisha Ltd.	164,900	812
Nippon Television Holdings, Inc.	79,495	1,341
North Pacific Bank Ltd.	282,600	945
OKUMA Corp.	15,200	802
Open House Co. Ltd.	28,300	1,670
Outsourcing, Inc.	54,000	1,000
PALTAC CORPORATION	35,200	2,025
Penta-Ocean Construction Co. Ltd.	159,400	1,066
Rengo Co. Ltd.	57,200	503
Rohto Pharmaceutical Co. Ltd.	33,800	1,084
Round One Corp.	76,600	1,203
Ryobi Ltd.	31,500	1,035
Sankyo Co. Ltd.	129,045	5,048
Sankyu, Inc.	16,000	839
Sanwa Holdings Corp.	106,500	1,127
SCREEN Holdings Co. Ltd.	10,300	724
Sega Sammy Holdings, Inc.	120,000	2,055
Seino Holdings Co. Ltd.	83,600	1,480
Shiga Bank (The) Ltd.	218,000	1,115
Shimamura Co. Ltd.	6,450	568
Ship Healthcare Holdings, Inc.	26,900	1,014
Shizuoka Bank (The) Ltd.	182,000	1,634
Showa Denko K.K.	29,200	1,295
Sompo Holdings, Inc.	94,500	3,818
Starts Corp., Inc.	34,300	836
Sumitomo Bakelite Co. Ltd.	154,000	1,483
Sumitomo Forestry Co. Ltd.	72,700	1,098
Sumitomo Mitsui Financial Group, Inc.	201,585	7,812
Sumitomo Mitsui Trust Holdings, Inc.	77,320	3,063
Suzuken Co. Ltd.	4,200	178
Sysmex Corp.	97,240	9,067
T&D Holdings, Inc.	248,290	3,720
Taisho Pharmaceutical Holdings Co. Ltd.	15,600	1,823
Taiyo Yuden Co. Ltd.	59,500	1,658
Takasago Thermal Engineering Co. Ltd.	53,700	996
Takeda Pharmaceutical Co. Ltd.	259,590	10,963
TIS, Inc.	40,800	1,876
Toagosei Co. Ltd.	128,100	1,479
Toda Corp.	116,000	1,008
Tokyo Ohka Kogyo Co. Ltd.	46,200	1,781
Tokyo Seimitsu Co. Ltd.	31,500	1,040
Tokyo Steel Manufacturing Co. Ltd.	126,100	1,119
Toyo Suisan Kaisha Ltd.	64,100	2,282
TSI Holdings Co. Ltd.	221,100	1,562
Tsubaki Nakashima Co. Ltd.	27,600	648
TV Asahi Holdings Corp.	86,100	1,886
UT Group Co. Ltd.*	42,600	1,592
Wacoal Holdings Corp.	57,700	1,681
Yahoo Japan Corp.	670,810	2,222
Yamato Kogyo Co. Ltd.	23,100	698
Zenkoku Hosho Co. Ltd.	33,600	1,519

		223,961

Mexico - 0.9%
Cemex S.A.B. de C.V. ADR (Participation Certificate)*	112,226	736
Fibra Uno Administracion S.A. de C.V.	937,322	1,366
Wal-Mart de Mexico S.A.B. de C.V.	3,517,196	9,284

		11,386

Netherlands - 3.2%
Akzo Nobel N.V.	71,964	6,132
AMG Advanced Metallurgical Group N.V.	23,001	1,288
ASM International N.V.	11,915	657
ASR Nederland N.V.	28,526	1,162
BE Semiconductor Industries N.V.	32,370	872
Core Laboratories N.V.	76,803	9,693
Euronext N.V.(2)	27,629	1,754
ING Groep N.V.	319,514	4,585
PostNL N.V.	407,266	1,525
Royal Dutch Shell PLC, Class B	330,370	11,817
TKH Group N.V. - CVA	13,725	871

		40,356

New Zealand - 0.1%
Summerset Group Holdings Ltd.	319,212	1,653

Norway - 0.1%
Storebrand ASA	86,244	696

Russia - 0.7%
Gazprom PJSC ADR	726,965	3,192
LUKOIL PJSC ADR (London Exchange)	51,795	3,535
Sberbank of Russia PJSC ADR	99,910	1,438

		8,165

Singapore - 0.2%
Frasers Logistics & Industrial Trust	1,391,700	1,074

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.8%(1) continued
Singapore - 0.2% continued
Mapletree Industrial Trust	804,300	$1,138
Venture Corp. Ltd.	48,100	627

		2,839

South Africa - 0.3%
Anglo American Platinum Ltd.	34,938	914
Gold Fields Ltd. ADR	597,527	2,133
Impala Platinum Holdings Ltd.*	212,540	314

		3,361

South Korea - 3.2%
Chong Kun Dang Pharmaceutical Corp.	7,230	651
Douzone Bizon Co. Ltd.	26,134	1,452
GS Home Shopping, Inc.	4,880	787
KB Financial Group, Inc.	50,511	2,390
Kia Motors Corp.	95,108	2,631
KIWOOM Securities Co. Ltd.	16,765	1,629
Korea United Pharm, Inc.	28,065	650
KT Corp. ADR	221,751	2,945
KT&G Corp.	26,457	2,537
Lotte Chilsung Beverage Co. Ltd.	1,504	2,072
Lotte Confectionery Co. Ltd.	2,915	473
Lotte Corp.*	36,484	1,874
LS Industrial Systems Co. Ltd.	17,440	1,102
Maeil Dairies Co. Ltd.	621	50
Poongsan Corp.	23,048	703
S-1 Corp.	29,510	2,560
Samsung Electronics Co. Ltd.	88,357	3,689
SFA Engineering Corp.	28,163	827
Shinhan Financial Group Co. Ltd.	55,461	2,147
SillaJen, Inc.*	8,065	530
SK Telecom Co. Ltd.	24,347	5,098
SKC Co. Ltd.	26,377	1,020
SL Corp.	40,560	659
Soulbrain Co. Ltd.	11,854	658
TES Co. Ltd.	36,763	772

		39,906

Spain - 2.0%
Amadeus IT Group S.A.	104,755	8,254
Atresmedia Corp. de Medios de Comunicacion S.A.	164,877	1,386
Bankinter S.A.	84,012	817
CaixaBank S.A.	1,224,375	5,289
Industria de Diseno Textil S.A.	120,359	4,107
Melia Hotels International S.A.	61,666	845
Merlin Properties Socimi S.A.	165,948	2,410
Red Electrica Corp. S.A.	33,599	684
Unicaja Banco S.A.* (2)	425,496	724

		24,516

Sweden - 2.1%
Ahlsell AB(2)	117,935	695
Alfa Laval AB	21,803	516
Atlas Copco AB, Class A	253,322	7,342
Dometic Group AB(2)	124,270	1,220
Hexagon AB, Class B	132,425	7,375
NetEnt AB*	130,431	695
Peab AB	88,217	664
Resurs Holding AB(2)	115,074	740
SSAB AB, Class B	300,410	1,131
Swedish Orphan Biovitrum AB*	42,398	924
Telefonaktiebolaget LM Ericsson, Class B	468,081	3,603
Wihlborgs Fastigheter AB	124,226	1,436

		26,341

Switzerland - 7.5%
ABB Ltd. (Registered)	293,143	6,397
Adecco Group A.G. (Registered)	56,158	3,318
Aryzta A.G.*	69,856	1,049
Chubb Ltd.	95,968	12,190
Cie Financiere Richemont S.A. (Registered)	28,309	2,398
Coca-Cola HBC A.G. - CDI*	55,129	1,841
Dufry A.G. (Registered)*	7,209	919
GAM Holding A.G.*	59,968	828
Georg Fischer A.G. (Registered)	1,978	2,535
Givaudan S.A. (Registered)	1,115	2,527
Helvetia Holding A.G. (Registered)	1,142	653
Julius Baer Group Ltd.*	62,670	3,682
LafargeHolcim Ltd. (Registered)*	65,609	3,199
Logitech International S.A. (Registered)	59,082	2,601
Nestle S.A. (Registered)	150,884	11,681
Novartis A.G. (Registered)	91,230	6,910
Pargesa Holding S.A. (Bearer)	28,056	2,380
Roche Holding A.G. (Genusschein)	24,712	5,499
Sika A.G. (Registered)	63,840	8,798
Straumann Holding A.G. (Registered)	1,559	1,187
Swiss Life Holding A.G. (Registered)*	5,779	2,010
UBS Group A.G. (Registered)*	321,043	4,939
VAT Group A.G.* (2)	5,076	678

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.8%(1) continued
Switzerland - 7.5% continued
Wizz Air Holdings PLC* (2)	39,528	$1,875
Zurich Insurance Group A.G.	12,239	3,630

		93,724

Taiwan - 1.3%
Asustek Computer, Inc.	218,000	1,990
MediaTek, Inc.	92,515	909
Shin Kong Financial Holding Co. Ltd.	3,698,645	1,424
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	319,321	11,674

		15,997

United Kingdom - 15.3%
Anglo American PLC	140,853	3,128
Ashmore Group PLC	185,733	914
AstraZeneca PLC	154,238	10,679
Auto Trader Group PLC(2)	153,589	863
Aviva PLC	755,330	5,023
B&M European Value Retail S.A.	190,319	1,015
Balfour Beatty PLC	1,033,052	3,867
Barclays PLC	2,714,953	6,770
Beazley PLC	122,821	950
Bellway PLC	23,133	917
BP PLC	2,003,991	15,259
British American Tobacco PLC	164,508	8,308
BT Group PLC	888,444	2,556
Cairn Energy PLC*	312,728	1,031
Centrica PLC	1,411,658	2,936
Cineworld Group PLC	287,059	1,006
Clinigen Group PLC	109,490	1,324
Cobham PLC*	2,182,121	3,702
Compass Group PLC	578,624	12,327
Computacenter PLC	64,381	1,227
Costain Group PLC	126,169	733
De La Rue PLC	217,967	1,598
Debenhams PLC	2,658,107	522
Dechra Pharmaceuticals PLC	23,721	870
Diageo PLC	75,911	2,725
DS Smith PLC	110,311	758
Electrocomponents PLC	146,527	1,465
Experian PLC	572,358	14,155
G4S PLC	259,093	914
GlaxoSmithKline PLC	180,496	3,642
Hays PLC	499,133	1,229
HSBC Holdings PLC	606,305	5,685
Hunting PLC*	89,009	910
Ibstock PLC(2)	206,810	816
IG Group Holdings PLC	88,773	1,009
Indivior PLC*	132,360	664
Intermediate Capital Group PLC	90,394	1,313
ITV PLC	731,272	1,679
J Sainsbury PLC	1,414,615	5,995
JD Sports Fashion PLC	278,795	1,621
Johnson Matthey PLC	9,677	462
Just Group PLC	382,879	682
Keller Group PLC	68,731	919
Kingfisher PLC	751,443	2,944
Lloyds Banking Group PLC	3,511,318	2,921
LondonMetric Property PLC	390,057	950
Marks & Spencer Group PLC	1,450,815	5,645
Micro Focus International PLC	154,726	2,691
Mitie Group PLC	781,608	1,611
National Express Group PLC	219,021	1,160
Nomad Foods Ltd.*	43,234	830
Northgate PLC	119,785	643
Premier Foods PLC*	1,266,780	634
Prudential PLC	272,978	6,237
Redrow PLC	130,049	914
Rolls-Royce Holdings PLC*	320,290	4,175
RPC Group PLC	63,385	626
Safestore Holdings PLC	181,559	1,316
Spectris PLC	26,607	915
SSE PLC	287,605	5,138
Standard Chartered PLC	314,267	2,871
Stock Spirits Group PLC	194,874	586
Synthomer PLC	215,381	1,491
Tate & Lyle PLC	161,071	1,374
UNITE Group (The) PLC	103,365	1,174
Vesuvius PLC	137,547	1,085
Virgin Money Holdings UK PLC	198,603	961
Vodafone Group PLC	1,674,758	4,058
Wm Morrison Supermarkets PLC	1,708,752	5,677

		192,795

United States - 1.1%
Banco Latinoamericano de Comercio Exterior S.A.	52,951	1,303
Carnival PLC	65,848	3,767

MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.8%(1) continued
United States - 1.1% continued
Mettler-Toledo International, Inc.*	14,925	$8,636
Nexteer Automotive Group Ltd.	448,000	658

		14,364

Total Common Stocks (Cost $1,051,853)		1,190,253

PREFERRED STOCKS - 0.9%(1)
Brazil - 0.2%
Cia Brasileira de Distribuicao*	63,900	1,277
Telefonica Brasil S.A.,
2.93%(4)	86,500	1,023

		2,300

Germany - 0.7%
Volkswagen A.G.,
2.79%(4)	52,667	8,746

Total Preferred Stocks (Cost $10,411)		11,046

INVESTMENT COMPANIES - 3.2%
Northern Institutional Funds - U.S. Government Portfolio,
1.72%(5) (6)	39,159,258	39,159
Vanguard FTSE Developed Markets ETF	35,657	1,530

Total Investment Companies (Cost $40,719)		40,689

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.3%
U.S. Treasury Bill,
1.59%, 7/19/18(7) (8)	$4,460	$4,456

Total Short-Term Investments (Cost $4,456)		4,456

Total Investments - 99.2% (Cost $1,107,439)		1,246,444

Other Assets less Liabilities - 0.8%		9,889

Net Assets - 100.0%		$1,256,333

(1)	Adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(3)	Level 3 asset.
(4)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of June 30, 2018 is disclosed.
(7)	Discount rate at the time of purchase.
(8)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2018, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
MSCI EAFE Index	240	$23,465	Long	9/18	$(264)

At June 30, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	14.1%
Consumer Staples	7.7
Energy	6.7
Financials	16.9
Health Care	11.1
Industrials	15.6
Information Technology	12.5
Materials	7.9
Real Estate	2.0
Telecommunication Services	3.6
Utilities	1.9

Total	100.0%

At June 30, 2018, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	23.2%
Japanese Yen	18.6
British Pound	18.1
United States Dollar	13.0
Swiss Franc	6.5
All other currencies less than 5%	20.6

Total	100.0%

NORTHERN FUNDS QUARTERLY REPORT    7    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M INTERNATIONAL EQUITY FUND continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2018 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Argentina	$1,264	$—	$—	$1,264
Brazil	13,054	—	—	13,054
Canada	84,648	1,306	—	85,954
China	5,408	17,799	—	23,207
Germany	1,985	59,549	—	61,534
Hong Kong	—	35,069	5	35,074
India	15,101	—	—	15,101
Ireland	32,861	8,664	—	41,525
Israel	3,481	—	—	3,481
Mexico	11,386	—	—	11,386
Netherlands	9,693	30,663	—	40,356
South Africa	2,133	1,228	—	3,361
South Korea	2,945	36,961	—	39,906
Switzerland	12,190	81,534	—	93,724
Taiwan	11,674	4,323	—	15,997
United Kingdom	829	191,966	—	192,795
United States	9,939	4,425	—	14,364
All Other Countries(1)	—	498,170	—	498,170

Total Common Stocks	218,591	971,657	5	1,190,253

Preferred Stocks
Brazil	2,300	—	—	2,300
Germany	—	8,746	—	8,746

Total Preferred Stocks	2,300	8,746	—	11,046

Investment Companies	40,689	—	—	40,689
Short-Term Investments	—	4,456	—	4,456

Total Investments	$261,580	$984,859	$5	$1,246,444

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(264)	$—	$—	$(264)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2018, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

	Value (000S)	Reason
Common Stocks
Japan	$215,686	Valuations at official close price with foreign fair value adjustment
South Korea	36,254	Valuations at official close price with foreign fair value adjustment
Taiwan	4,323	Valuations at official close price with foreign fair value adjustment

Total	$256,263

At June 30, 2018, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1

	Value (000S)	Reason
Common Stocks
Germany	$1,985	Valuations at official close price
Mexico	10,650	Valuations at official close price

Total	$12,635

MULTI-MANAGER FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/17 (000S)	REALIZED GAINS (LOSSES) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)		PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 6/30/18 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 6/30/18 (000S)
Common Stocks
Hong Kong	$5	$—	$—	*	$—	$—	$—	$—	$5	$—	*

*	Amount rounds to less than one thousand.

The Fund valued the securities included in the Balance as of 6/30/18 above using prices provided by the Fund’s investment adviser’s pricing and valuation committee.

	FAIR VALUE AT 6/30/18 (000S)	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS
Common Stocks	$5	Discounted Cash Flow Analysis	Distressed/Defaulted Market Discount, Estimated Recovery Value(1)

(1)

The significant unobservable inputs that can be used in the fair value measurement are: Distressed/Defaulted Market Discount and Estimated Recovery Value. Significant increases (decreases) in the market discount in isolation would result in a significantly lower (higher) fair value measurement while an increase (decrease) in estimated recovery value in isolation would result in a significantly higher (lower) fair value measurement.

Transactions in affiliated investments for the three months ended June 30, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio	$66,068	$112,860	$139,769	$199	$39,159	39,159

NORTHERN FUNDS QUARTERLY REPORT    9    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M U.S. EQUITY FUND	JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.5%
Aerospace & Defense - 1.3%
Northrop Grumman Corp.	11,300	$3,477
Raytheon Co.	16,400	3,168

		6,645

Apparel & Textile Products - 1.5%
Albany International Corp., Class A	12,366	744
NIKE, Inc., Class B	82,272	6,555

		7,299

Asset Management - 0.4%
E*TRADE Financial Corp.*	8,500	520
Hercules Capital, Inc.	68,226	863
WisdomTree Investments, Inc.	83,910	762

		2,145

Automotive - 0.8%
Aptiv PLC	31,975	2,930
Cooper-Standard Holdings, Inc.*	7,590	992

		3,922

Banking - 1.6%
BancFirst Corp.	7,814	463
BB&T Corp.	69,100	3,485
Boston Private Financial Holdings, Inc.	35,565	565
Central Pacific Financial Corp.	18,417	528
CIT Group, Inc.	43,800	2,208
Columbia Banking System, Inc.	21,936	897

		8,146

Biotechnology & Pharmaceuticals - 4.6%
Cambrex Corp.*	16,844	881
Eagle Pharmaceuticals, Inc.*	11,687	884
Halozyme Therapeutics, Inc.*	42,336	714
Johnson & Johnson	30,700	3,725
Merck & Co., Inc.	65,700	3,988
Pfizer, Inc.	99,900	3,625
Regeneron Pharmaceuticals, Inc.*	8,979	3,098
United Therapeutics Corp.*	11,200	1,267
Zoetis, Inc.	57,276	4,879

		23,061

Chemicals - 1.5%
DowDuPont, Inc.	54,217	3,574
PPG Industries, Inc.	21,000	2,178
Sensient Technologies Corp.	26,170	1,873

		7,625

Commercial Services - 0.6%
CBIZ, Inc.*	47,637	1,096
H&R Block, Inc.	42,200	961
SP Plus Corp.*	19,197	714

		2,771

Construction Materials - 0.8%
Vulcan Materials Co.	29,410	3,796

Consumer Products - 7.3%
Archer-Daniels-Midland Co.	84,800	3,886
Coca-Cola (The) Co.	261,390	11,465
Farmer Brothers Co.*	24,072	735
Inter Parfums, Inc.	15,865	849
JM Smucker (The) Co.	19,000	2,042
Kellogg Co.	28,600	1,998
MGP Ingredients, Inc.	9,013	800
Molson Coors Brewing Co., Class B	93,585	6,368
Mondelez International, Inc., Class A	86,600	3,551
Nestle S.A. ADR	41,404	3,206
Phibro Animal Health Corp., Class A	18,145	836
Post Holdings, Inc.*	10,700	920

		36,656

Consumer Services - 0.2%
Nutrisystem, Inc.	24,077	927

Containers & Packaging - 0.4%
Ball Corp.	60,400	2,147

Design, Manufacturing & Distribution - 0.3%
Avnet, Inc.	32,000	1,372

Distributors -Consumer Staples - 0.4%
US Foods Holding Corp.*	57,300	2,167

Distributors -Discretionary - 0.2%
LKQ Corp.*	39,200	1,250

Engineering & Construction Services - 0.3%
Kratos Defense & Security Solutions, Inc.*	69,687	802
TopBuild Corp.*	11,002	862

		1,664

Forest & Paper Products - 0.1%
Neenah, Inc.	7,883	669

Gaming, Lodging & Restaurants - 1.1%
Caesars Entertainment Corp.*	173,300	1,854
Starbucks Corp.	75,312	3,679

		5,533

Hardware - 4.6%
ARRIS International PLC*	76,300	1,865

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M U.S. EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.5% continued
Hardware - 4.6% continued
Cisco Systems, Inc.	274,500	$11,812
Cray, Inc.*	39,254	966
Electronics For Imaging, Inc.*	24,319	792
Infinera Corp.*	71,299	708
Mercury Systems, Inc.*	21,760	828
Motorola Solutions, Inc.	38,345	4,462
NCR Corp.*	51,400	1,541

		22,974

Health Care Facilities & Services - 4.7%
AmerisourceBergen Corp.	18,300	1,561
Cardinal Health, Inc.	119,300	5,825
CVS Health Corp.	57,600	3,707
Express Scripts Holding Co.*	50,500	3,899
Laboratory Corp. of America Holdings*	10,200	1,831
MEDNAX, Inc.*	31,700	1,372
Medpace Holdings, Inc.*	14,834	638
NeoGenomics, Inc.*	85,527	1,121
Quest Diagnostics, Inc.	34,800	3,826

		23,780

Home & Office Products - 0.0%
Armstrong World Industries, Inc.*	500	32

Industrial Services - 0.2%
SiteOne Landscape Supply, Inc.*	11,188	939

Institutional Financial Services - 0.7%
Bank of New York Mellon (The) Corp.	69,900	3,770

Insurance - 5.1%
Alleghany Corp.	4,700	2,702
Allstate (The) Corp.	49,600	4,527
American International Group, Inc.	68,100	3,611
AMERISAFE, Inc.	9,553	552
Arch Capital Group Ltd.*	46,400	1,228
Loews Corp.	44,000	2,124
Markel Corp.*	1,400	1,518
Marsh & McLennan Cos., Inc.	46,200	3,787
Progressive (The) Corp.	31,800	1,881
Voya Financial, Inc.	24,900	1,170
Willis Towers Watson PLC	15,600	2,365

		25,465

Iron & Steel - 0.6%
Carpenter Technology Corp.	16,649	875
Steel Dynamics, Inc.	41,665	1,915

		2,790

Leisure Products - 0.2%
Acushnet Holdings Corp.	49,813	1,218

Machinery - 0.6%
Astec Industries, Inc.	15,004	897
Kennametal, Inc.	54,870	1,970

		2,867

Manufactured Goods - 0.4%
Chart Industries, Inc.*	18,249	1,126
EnPro Industries, Inc.	10,044	702

		1,828

Media - 7.3%
Alphabet, Inc., Class A*	7,457	8,420
Alphabet, Inc., Class C*	6,146	6,857
AMC Networks, Inc., Class A*	16,900	1,051
Boingo Wireless, Inc.*	31,170	704
Booking Holdings, Inc.*	1,283	2,601
Discovery, Inc., Class C*	80,000	2,040
DISH Network Corp., Class A*	74,999	2,521
Facebook, Inc., Class A*	24,182	4,699
Liberty Expedia Holdings, Inc., Class A*	35,000	1,538
Liberty Media Corp.-Liberty SiriusXM, Class C*	17,800	807
New York Times (The) Co., Class A	30,227	783
News Corp., Class A	91,800	1,423
Quotient Technology, Inc.*	60,429	792
Scholastic Corp.	19,011	842
Viacom, Inc., Class B	58,900	1,777

		36,855

Medical Equipment & Devices - 5.2%
Abbott Laboratories	58,500	3,568
Align Technology, Inc.*	15,815	5,411
DENTSPLY SIRONA, Inc.	54,300	2,377
Glaukos Corp.*	22,318	907
Medtronic PLC	119,890	10,264
Novocure Ltd.*	30,450	953
Zimmer Biomet Holdings, Inc.	23,900	2,663

		26,143

Metals & Mining - 0.3%
Encore Wire Corp.	19,631	932
Ferroglobe Representation & Warranty Insurance Trust* (1)	134,047	—
Kaiser Aluminum Corp.	7,857	818

		1,750

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.5% continued
Oil, Gas & Coal - 4.7%
Antero Resources Corp.*	98,600	$2,105
ConocoPhillips	58,900	4,101
Forum Energy Technologies, Inc.*	67,402	832
Halliburton Co.	76,700	3,456
Marathon Oil Corp.	187,374	3,909
Occidental Petroleum Corp.	47,600	3,983
Oceaneering International, Inc.	36,200	922
Range Resources Corp.	67,800	1,134
Schlumberger Ltd.	15,400	1,032
Williams (The) Cos., Inc.	78,500	2,128

		23,602

Passenger Transportation - 0.7%
Alaska Air Group, Inc.	35,600	2,150
United Continental Holdings, Inc.*	20,800	1,450

		3,600

Real Estate - 0.3%
Marcus & Millichap, Inc.*	36,537	1,425

Real Estate Investment Trusts - 3.2%
Annaly Capital Management, Inc.	234,800	2,416
Colony Capital, Inc.	324,500	2,025
Equity Residential	59,548	3,793
Iron Mountain, Inc.	36,200	1,267
JBG SMITH Properties	52,400	1,911
Terreno Realty Corp.	21,038	793
Uniti Group, Inc.	61,500	1,232
VEREIT, Inc.	367,900	2,737

		16,174

Renewable Energy - 0.1%
Green Plains, Inc.	27,577	505

Retail - Consumer Staples - 2.1%
Casey’s General Stores, Inc.	27,200	2,858
Dollar General Corp.	43,835	4,322
Dollar Tree, Inc.*	42,000	3,570

		10,750

Retail - Discretionary - 4.8%
Advance Auto Parts, Inc.	6,400	868
AutoZone, Inc.*	4,542	3,047
eBay, Inc.*	127,290	4,616
Express, Inc.*	80,182	734
Foot Locker, Inc.	22,700	1,195
Lowe’s Cos., Inc.	92,160	8,808
O’Reilly Automotive, Inc.*	17,528	4,795

		24,063

Semiconductors - 2.8%
Analog Devices, Inc.	79,940	7,668
Intel Corp.	70,000	3,480
Skyworks Solutions, Inc.	30,630	2,960

		14,108

Software - 7.1%
Adobe Systems, Inc.*	35,024	8,539
Appfolio, Inc., Class A*	15,189	929
Blackline, Inc.*	19,301	838
CA, Inc.	103,700	3,697
Descartes Systems Group (The), Inc.*	24,184	786
Evolent Health, Inc., Class A*	36,845	776
Five9, Inc.*	38,327	1,325
Microsoft Corp.	87,319	8,611
Open Text Corp.	17,200	605
Oracle Corp.	180,875	7,969
Tabula Rasa HealthCare, Inc.*	11,443	730
Talend S.A. ADR*	16,883	1,052

		35,857

Specialty Finance - 3.0%
AerCap Holdings N.V.*	45,500	2,464
Ally Financial, Inc.	48,600	1,277
Fidelity National Financial, Inc.	43,000	1,617
Mastercard, Inc., Class A	14,522	2,854
Visa, Inc., Class A	52,920	7,009

		15,221

Technology Services - 5.0%
Accenture PLC, Class A	31,917	5,221
Automatic Data Processing, Inc.	45,157	6,057
Cubic Corp.	11,942	767
Dell Technologies, Inc., Class V*	9,600	812
DXC Technology Co.	50,045	4,034
Gartner, Inc.*	34,508	4,586
Leidos Holdings, Inc.	37,600	2,219
MAXIMUS, Inc.	20,400	1,267

		24,963

Telecom - 1.6%
AT&T, Inc.	113,500	3,644

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M U.S. EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.5% continued
Telecom - 1.6% continued
ORBCOMM, Inc.*	76,460	$772
Verizon Communications, Inc.	75,900	3,819

		8,235

Transportation & Logistics - 0.3%
Hub Group, Inc., Class A*	17,296	862
Marten Transport Ltd.	37,449	878

		1,740

Transportation Equipment - 0.9%
Trinity Industries, Inc.	38,200	1,309
Wabtec Corp.	30,535	3,010

		4,319

Utilities - 3.6%
AES Corp.	126,205	1,693
Alliant Energy Corp.	56,800	2,404
American States Water Co.	12,823	733
Edison International	58,248	3,685
FirstEnergy Corp.	74,300	2,668
PG&E Corp.	38,200	1,626
PPL Corp.	126,000	3,597
WEC Energy Group, Inc.	23,500	1,519

		17,925

Waste & Environment Services & Equipment - 1.0%
Stericycle, Inc.*	22,900	1,495
Waste Management, Inc.	42,200	3,433

		4,928

Total Common Stocks (Cost $418,551)		475,621

INVESTMENT COMPANIES - 5.0%
Northern Institutional Funds - U.S. Government Portfolio,
1.72%(2) (3)	25,254,485	25,254

Total Investment Companies (Cost $25,254)		25,254

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
1.59%, 7/19/18(4) (5)	$1,080	$1,079

Total Short-Term Investments (Cost $1,079)		1,079

Total Investments - 99.7% (Cost $444,884)		501,954

Other Assets less Liabilities - 0.3%		1,463

NET ASSETS - 100.0%		$503,417

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of June 30, 2018 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2018, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-Mini Russell 2000 Index	11	$906	Long	9/18	$(17)
E-Mini S&P 500	61	8,301	Long	9/18	(180)
E-Mini S&P MidCap 400	3	587	Long	9/18	(7)

Total					$(204)

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

At June 30, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	13.4%
Consumer Staples	8.6
Energy	5.1
Financials	9.4
Health Care	15.8
Industrials	7.4
Information Technology	27.6
Materials	3.8
Real Estate	3.2
Telecommunication Services	1.9
Utilities	3.8

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$475,621	$—	$—	$475,621
Investment Companies	25,254	—	—	25,254
Short-Term Investments	—	1,079		1,079

Total Investments	$500,875	$1,079	$—	$501,954

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(204)	$—	$—	$(204)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2018, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2018.

Transactions in affiliated investments for the three months ended June 30, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio	$21,924	$55,208	$51,878	$100	$25,254	25,254

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND	JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.9%(1)
Australia - 9.0%
Atlas Arteria Ltd.	1,713,692	$8,154
AusNet Services	12,531,613	14,938
Spark Infrastructure Group	19,503,173	32,986
Transurban Group	6,102,022	54,190

		110,268

Brazil - 2.0%
EDP -Energias do Brasil S.A.	2,739,900	9,699
Transmissora Alianca de Energia Eletrica S.A.	3,079,100	14,920

		24,619

Canada - 6.7%
Atco Ltd., Class I	45,000	1,389
Enbridge, Inc.	917,591	32,805
Hydro One Ltd.(2)	2,042,700	31,138
TransCanada Corp.	397,515	17,199

		82,531

Chile - 0.5%
Aguas Andinas S.A., Class A	10,498,184	5,734

France - 8.9%
Eutelsat Communications S.A.	963,141	19,947
Getlink	3,398,235	46,590
SES S.A.	1,529,446	27,991
Vinci S.A.	154,781	14,866

		109,394

Germany - 2.9%
Fraport A.G. Frankfurt Airport Services Worldwide	367,257	35,416

Italy - 14.4%
ASTM S.p.A.	145,598	3,365
Atlantia S.p.A.	2,264,616	66,865
Hera S.p.A.	703,833	2,193
Italgas S.p.A.	2,807,024	15,461
Snam S.p.A.	10,268,653	42,778
Societa Iniziative Autostradali e Servizi S.p.A.	152,008	2,285
Terna Rete Elettrica Nazionale S.p.A.	7,932,232	42,803

		175,750

Japan - 1.4%
Tokyo Gas Co. Ltd.	632,400	16,781

Mexico - 0.6%
OHL Mexico S.A.B. de C.V.	4,812,189	7,027

Netherlands - 2.6%
Koninklijke Vopak N.V.	694,786	32,071

Portugal - 0.5%
REN -Redes Energeticas Nacionais SGPS S.A.	2,125,769	5,955

Spain - 3.2%
Cellnex Telecom S.A.U.(2)	400,056	10,067
Red Electrica Corp. S.A.	1,400,700	28,498

		38,565

Switzerland - 2.1%
Flughafen Zurich A.G. (Registered)	127,315	25,984

United Kingdom - 14.9%
National Grid PLC	6,844,849	75,728
Pennon Group PLC	1,909,375	20,012
Severn Trent PLC	1,685,343	43,989
United Utilities Group PLC	4,301,279	43,312

		183,041

United States - 22.2%
Atmos Energy Corp.	114,607	10,331
CMS Energy Corp.	427,923	20,232
Crown Castle International Corp.	281,461	30,347
CSX Corp.	158,000	10,077
Edison International	985,464	62,350
Kinder Morgan, Inc.	1,721,542	30,420
NiSource, Inc.	772,901	20,312
Norfolk Southern Corp.	67,750	10,221
PG&E Corp.	1,507,272	64,150
Sempra Energy	116,945	13,579

		272,019

Total Common Stocks (Cost $1,071,039)		1,125,155

MASTER LIMITED PARTNERSHIPS - 3.7%
United States - 3.7%
Boardwalk Pipeline Partners L.P.	2,107,737	24,492
Enbridge Energy Partners L.P.	1,901,531	20,784

		45,276

Total Master Limited Partnerships (Cost $70,694)		45,276

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND continued

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 2.8%
Northern Institutional Funds - U.S. Government Portfolio,
1.72%(3) (4)	34,489,614	$34,490

Total Investment Companies (Cost $34,490)		34,490

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
1.59%, 7/19/18(5) (6)	$1,540	$1,539

Total Short-Term Investments (Cost $1,539)		1,539

Total Investments - 98.5% (Cost $1,177,762)		1,206,460

Other Assets less Liabilities - 1.5%		18,672

Net Assets - 100.0%		$1,225,132

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of June 30, 2018 is disclosed.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.

Percentages shown are based on Net Assets.

At June 30, 2018, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-Mini S&P 500	98	$13,336	Long	9/18	$(96)
Mini MSCI EAFE Index	108	(10,559)	Long	9/18	(46)

Total					$(142)

At June 30, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENT
Consumer Discretionary	4.1%
Energy	17.1
Industrials	24.3
Real Estate	2.6
Telecommunication Services	0.9
Utilities	51.0

Total	100.0%

At June 30, 2018, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	33.9%
United States Dollar	27.1
British Pound	15.6
Australian Dollar	9.4
Canadian Dollar	7.1
All other currencies less than 5%	6.9

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2018 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common stocks
Brazil	$24,619	$—	$—	$24,619
Canada	82,531	—	—	82,531
Chile	5,734	—	—	5,734
Mexico	7,027	—	—	7,027
United States	272,019	—	—	272,019
All Other Countries(1)	—	733,225	—	733,225

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Total Common Stocks	$391,930	$733,225	$—	$1,125,155

Master Limited Partnerships(1)	45,276	—	—	45,276
Investment Companies	34,490	—	—	34,490
Short-Term Investments	—	1,539	—	1,539

Total Investments	$471,696	$734,764	$—	$1,206,460

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(142)	$—	$—	$(142)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2018, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

	Value (000S)	Reason
Common Stocks
Japan	$16,781	Valuations at official close price with foreign fair value adjustment

At June 30, 2018, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1

	Value (000S)	Reason
Common Stocks
Mexico	$7,027	Valuations at official close price

Transactions in affiliated investments for the three months ended June 30, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio	$78,011	$92,974	$136,495	$247	$34,490	34,490

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND	JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9%(1)
Australia - 4.7%
BGP Holdings PLC* (2)	3,277,404	$—
Dexus	110,507	797
Gateway Lifestyle	867,732	1,496
GPT Group (The)	135,200	508
National Storage REIT	980,244	1,195

		3,996

Belgium - 0.7%
Warehouses De Pauw - CVA	4,773	603

Canada - 1.4%
Boardwalk Real Estate Investment Trust	34,453	1,197

China - 0.4%
SOHO China Ltd.	652,500	310

France - 3.6%
Accor S.A.	11,900	583
Gecina S.A.	4,000	669
Unibail-Rodamco-Westfield	8,134	1,791

		3,043

Germany - 3.8%
alstria office REIT-A.G.	21,719	326
Grand City Properties S.A.	53,127	1,379
LEG Immobilien A.G.	6,741	733
Vonovia S.E.	17,111	814

		3,252

Hong Kong - 5.5%
Fortune Real Estate Investment Trust	438,000	514
Hang Lung Properties Ltd.	540,000	1,109
Hongkong Land Holdings Ltd.	115,300	825
Hysan Development Co. Ltd.	31,270	174
Link REIT	170,500	1,550
Wharf Real Estate Investment Co. Ltd.	82,216	584

		4,756

Japan - 9.6%
Activia Properties, Inc.	23	105
Advance Residence Investment Corp.	437	1,120
Hulic Reit, Inc.	95	147
Japan Logistics Fund, Inc.	397	809
Japan Retail Fund Investment Corp.	138	249
Kenedix Office Investment Corp.	146	908
Leopalace21 Corp.	9,242	51
Mitsubishi Estate Co. Ltd.	77,000	1,345
Mitsui Fudosan Co. Ltd.	137,000	3,302
Nippon Accommodations Fund, Inc.	47	214

		8,250

Mexico - 0.3%
Prologis Property Mexico S.A. de C.V.	137,860	253
Netherlands - 1.3%
Atrium European Real Estate Ltd.*	191,105	866
Eurocommercial Properties N.V. - CVA	6,200	263

		1,129

Norway - 0.7%
Entra ASA(3)	47,032	642

Singapore - 2.7%
Ascendas India Trust	1,174,900	871
CapitaLand Commercial Trust	242,400	295
City Developments Ltd.	56,300	453
Mapletree Logistics Trust	798,500	720

		2,339

Spain - 1.1%
Merlin Properties Socimi S.A.	64,200	932

United Kingdom - 8.2%
Big Yellow Group PLC	80,654	1,015
British Land (The) Co. PLC	81,400	722
Derwent London PLC	25,638	1,051
Grainger PLC	99,605	405
Great Portland Estates PLC	70,844	668
Land Securities Group PLC	122,612	1,543
LondonMetric Property PLC	293,177	714
Shaftesbury PLC	54,228	669
Tritax Big Box REIT PLC	124,700	256

		7,043

United States - 51.9%
Alexandria Real Estate Equities, Inc.	9,356	1,181
American Homes 4 Rent, Class A	80,849	1,793
American Tower Corp.	2,969	428
AvalonBay Communities, Inc.	12,817	2,203
Boston Properties, Inc.	5,222	655
Brixmor Property Group, Inc.	86,568	1,509
Cousins Properties, Inc.	34,200	331
CubeSmart	11,300	364
DDR Corp.	31,200	559
Duke Realty Corp.	26,800	778
Empire State Realty Trust, Inc., Class A	19,000	325

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.9%(1) continued
United States - 51.9% continued
EPR Properties	5,900	$382
Equinix, Inc.	3,764	1,618
Equity LifeStyle Properties, Inc.	11,510	1,058
Essex Property Trust, Inc.	2,100	502
Extended Stay America, Inc.	21,100	456
Federal Realty Investment Trust	2,800	354
Gramercy Property Trust	30,368	830
HCP, Inc.	31,500	813
Highwoods Properties, Inc.	11,100	563
Hudson Pacific Properties, Inc.	23,000	815
Industrial Logistics Properties Trust	5,878	131
Kilroy Realty Corp.	10,300	779
Life Storage, Inc.	11,670	1,136
Medical Properties Trust, Inc.	85,102	1,195
MGM Growth Properties LLC, Class A	19,500	594
Mid-America Apartment Communities, Inc.	25,756	2,593
Park Hotels & Resorts, Inc.	13,264	406
Physicians Realty Trust	36,700	585
Public Storage	14,707	3,336
Ramco-Gershenson Properties Trust	59,177	782
Rexford Industrial Realty, Inc.	13,214	415
RLJ Lodging Trust	19,900	439
Simon Property Group, Inc.	32,019	5,449
STAG Industrial, Inc.	35,147	957
Starwood Property Trust, Inc.	38,538	837
STORE Capital Corp.	35,557	974
Sun Communities, Inc.	13,040	1,276
Urban Edge Properties	46,238	1,058
Ventas, Inc.	13,800	786
Washington Prime Group, Inc.	101,399	822
Welltower, Inc.	37,716	2,364

		44,431

Total Common Stocks (Cost $80,091)		82,176

INVES TMENT COMPANIES - 2 .5%
Northern Institutional Funds - U.S. Government Portfolio,
1.72%(4) (5)	2,146,857	$2,147

Total Investment Companies (Cost $2,147)		2,147

Total Investments - 98.4% (Cost $82,238)		84,323

Other Assets less Liabilities - 1.6%		1,364

Net Assets – 100.0%		$85,687

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Level 3 asset that is worthless, bankrupt or has been delisted.
(3)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of June 30, 2018 is disclosed.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Diversified Real Estate Activities	9.4%
Diversified REITs	8.3
Health Care REITs	7.0
Hotel & Resort REITs	1.8
Hotels, Resorts & Cruise Lines	1.3
Industrial REITs	7.0
Mortgage REITs	1.0
Office REITs	9.1
Real Estate Operating Companies	9.3
Residential REITs	14.5
Retail REITs	19.8
Specialized REITs	11.5

Total	100.0%

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

At June 30, 2018, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	55.1%
Euro	10.9
Japanese Yen	10.0
British Pound	8.6
Hong Kong Dollar	5.2
All other currencies less than 5%	10.2

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2018 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Canada	$1,197	$—	$—	$1,197
Mexico	253	—	—	253
United States	44,431	—	—	44,431
All Other Countries(1)	—	36,295	—	36,295

Total Common Stocks	45,881	36,295	—	82,176

Investment Companies	2,147	—	—	2,147

Total Investments	$48,028	$36,295	$—	$84,323

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2018, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

	Value (000S)	Reason
Common Stocks
Japan	$7,896	Valuations at official close price with foreign fair value adjustment

At June 30, 2018, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1

	Value (000S)	Reason
Common Stocks
Mexico	$253	Valuations at official close price

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND continued	JUNE 30, 2018 (UNAUDITED)

Transactions in affiliated investments for the three months ended June 30, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio	$1,747	$21,215	$20,815	$8	$2,147	2,147

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

NORTHERN ENGAGE360TM FUND	JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3%(1)
Australia - 1.0%
Aristocrat Leisure Ltd.	9,032	$206
BlueScope Steel Ltd.	9,780	125
Fortescue Metals Group Ltd.	17,259	56
Harvey Norman Holdings Ltd.	15,341	38
Macquarie Group Ltd.	2,301	211
Metcash Ltd.	23,012	45
Qantas Airways Ltd.	17,259	79
Scentre Group	23,012	75
Whitehaven Coal Ltd.	25,423	109

		944

Austria - 0.1%
OMV A.G.	2,397	136

Belgium - 0.4%
Galapagos N.V.*	76	7
Galapagos N.V. (Euronext Amsterdam Stock Exchange)*	83	7
KBC Group N.V.	2,320	179
UCB S.A.	2,512	197

		390

Brazil - 0.2%
BB Seguridade Participacoes S.A.	11,032	70
Cosan S.A. Industria e Comercio	5,400	50
Multiplus S.A.	6,521	49
Smiles Fidelidade S.A.	2,282	31

		200

Canada - 3.3%
Bank of Montreal	3,750	290
Canadian Imperial Bank of Commerce	1,300	113
CGI Group, Inc., Class A*	1,800	114
Dollarama, Inc.	6,150	238
Enerplus Corp.	25,140	317
Genworth MI Canada, Inc.	2,500	81
Granite Real Estate Investment Trust	1,500	61
Hydro One Ltd.(2)	3,960	60
IGM Financial, Inc.	11,797	342
Magna International, Inc.	645	38
Manulife Financial Corp.	14,000	252
Methanex Corp.	1,400	99
NFI Group,Inc.	3,000	112
Norbord, Inc.	2,800	115
Open Text Corp.	2,900	102
Parex Resources, Inc.*	3,300	62
Royal Bank of Canada	4,000	301
Stars Group (The), Inc.*	2,500	91
Suncor Energy, Inc.	4,893	199
Toronto-Dominion Bank (The)	2,100	122
Transcontinental, Inc., Class A	5,100	118

		3,227

Chile - 0.4%
Banco Santander Chile ADR	13,667	430

China - 1.6%
Baidu, Inc. ADR*	5,913	1,437
China Shenhua Energy Co. Ltd., Class H	32,500	77
Fosun International Ltd.	28,000	52

		1,566

Denmark - 0.5%
Danske Bank A/S	4,430	138
Royal Unibrew A/S	1,668	133
Sydbank A/S	2,383	82
Vestas Wind Systems A/S	1,515	94

		447

Finland - 0.9%
Neste OYJ	4,506	352
Nokia OYJ	99,214	569

		921

France - 2.9%
Arkema S.A.	575	68
Atos S.E.	460	63
AXA S.A.	4,350	107
BNP Paribas S.A.	1,879	116
Cie Generale des Etablissements Michelin S.C.A.	6,891	838
Derichebourg S.A.	6,370	40
Eiffage S.A.	863	94
Klepierre S.A.	3,125	118
L’Oreal S.A.	460	113
Peugeot S.A.	7,780	177
Renault S.A.	742	63
Safran S.A.	3,178	386
Sanofi	2,299	184
SPIE S.A.	1,898	38
Thales S.A.	1,811	233
Trigano S.A.	364	65
Valeo S.A.	2,742	150

		2,853

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

NORTHERN ENGAGE360TM FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3%(1) continued
Germany - 4.3%
Allianz S.E. (Registered)	1,082	$224
Bayer A.G. (Registered)	625	69
Continental A.G.	1,131	258
Covestro A.G.(2)	3,483	311
Deutsche Boerse A.G.	13,209	1,760
Duerr A.G.	1,610	75
GEA Group A.G.	1,494	50
LEG Immobilien A.G.	620	67
Rheinmetall A.G.	479	53
RTL Group S.A.	2,213	150
SAP S.E.	1,496	173
Siltronic A.G.	1,170	167
Telefonica Deutschland Holding A.G.	176,891	697
Uniper S.E.	6,137	183

		4,237

Hong Kong - 2.0%
China Mobile Ltd.	129,500	1,149
CK Hutchison Holdings Ltd.	2,500	26
CLP Holdings Ltd.	9,500	102
Dah Sing Financial Holdings Ltd.	13,200	77
HKT Trust & HKT Ltd.	38,000	48
Lee & Man Paper Manufacturing Ltd.	38,000	38
Li & Fung Ltd.	574,000	210
Link REIT	18,000	164
Melco International Development Ltd.	21,000	65
WH Group Ltd.(2)	99,500	80

		1,959

Ireland - 1.2%
ICON PLC*	1,553	206
Medtronic PLC	9,900	847
Perrigo Co. PLC	1,681	123

		1,176

Israel - 0.4%
Bank Leumi Le-Israel B.M.	22,618	134
Check Point Software Technologies Ltd.*	1,074	105
Orbotech Ltd.*	959	59
Taro Pharmaceutical Industries Ltd.*	901	104

		402

Italy - 0.7%
Azimut Holding S.p.A.	2,923	45
ERG S.p.A.	2,910	63
Italgas S.p.A.	8,805	49
Snam S.p.A.	127,164	530

		687

Japan - 10.7%
Alfresa Holdings Corp.	3,300	77
Asahi Glass Co. Ltd.	1,500	58
ASKUL Corp.	1,600	52
Astellas Pharma, Inc.	12,800	195
Brother Industries Ltd.	6,200	122
Central Japan Railway Co.	1,000	207
Dai-ichi Life Holdings, Inc.	3,800	68
Daito Trust Construction Co. Ltd.	400	65
Daiwa House Industry Co. Ltd.	4,800	163
Fuji Corp.	3,300	59
FUJIFILM Holdings Corp.	1,900	74
Hitachi Ltd.	19,000	134
Hoya Corp.	2,900	165
Japan Tobacco, Inc.	12,800	358
Kajima Corp.	5,000	39
Kaken Pharmaceutical Co. Ltd.	1,700	87
Kao Corp.	4,600	351
KDDI Corp.	6,900	189
Kirin Holdings Co. Ltd.	13,800	369
Kokuyo Co. Ltd.	5,200	92
Konami Holdings Corp.	2,300	117
Mabuchi Motor Co. Ltd.	2,400	114
MEIJI Holdings Co. Ltd.	800	67
Mitsubishi Corp.	12,800	355
Mitsubishi Electric Corp.	11,700	155
Mitsubishi UFJ Financial Group, Inc. ADR	71,000	401
Murata Manufacturing Co. Ltd.	100	17
Nexon Co. Ltd.*	12,800	186
Nichirei Corp.	2,900	74
Nintendo Co. Ltd.	2,300	751
Nippon Light Metal Holdings Co. Ltd.	47,900	107
Nippon Telegraph & Telephone Corp.	17,500	795
NTT DOCOMO, Inc.	35,400	902
Olympus Corp.	1,300	49
Ono Pharmaceutical Co. Ltd.	2,600	61
ORIX Corp.	9,600	152
SCREEN Holdings Co. Ltd.	800	56
Secom Co. Ltd.	1,600	123
Seven Bank Ltd.	73,100	223

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3%(1) continued
Japan - 10.7% continued
Shimamura Co. Ltd.	3,700	$326
Shionogi & Co. Ltd.	5,200	267
Sony Corp.	1,700	87
Sony Corp. ADR	15,200	779
Subaru Corp.	7,800	227
Sumitomo Chemical Co. Ltd.	25,000	141
Sumitomo Corp.	12,600	207
Sumitomo Heavy Industries Ltd.	1,700	57
Taisei Corp.	4,600	253
Tokyo Electron Ltd.	400	68
Tomy Co. Ltd.	9,300	77
Tosoh Corp.	8,400	130
Ulvac, Inc.	5,400	206
Yamaha Motor Co. Ltd.	1,300	33

		10,487

Mexico - 0.2%
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander ADR	15,998	107
Wal-Mart de Mexico S.A.B. de C.V.	38,638	102

		209

Netherlands - 2.9%
ABN AMRO Group N.V. - CVA(2)	4,373	113
APERAM S.A.	2,282	98
ArcelorMittal	4,120	120
ASM International N.V.	1,830	101
Gemalto N.V.*	12,756	742
ING Groep N.V.	3,663	53
Koninklijke Ahold Delhaize N.V.	53,187	1,272
NN Group N.V.	1,726	70
Randstad N.V.	2,167	127
Royal Dutch Shell PLC, Class B	4,780	171

		2,867

Norway - 0.1%
Norwegian Finans Holding ASA*	6,500	72

Russia - 0.1%
Evraz PLC	8,410	56

Singapore - 0.1%
Best World International Ltd.	58,000	53
Singapore Exchange Ltd.	8,300	43

		96

South Korea - 0.4%
LG Corp.	1,350	87
LG Uplus Corp.	5,216	66
SK Innovation Co. Ltd.	441	80
SK Telecom Co. Ltd.	345	72
Woori Bank	6,980	102

		407

Spain - 2.3%
Banco Bilbao Vizcaya Argentaria S.A. ADR	94,600	662
CIE Automotive S.A.	2,627	77
Endesa S.A.	22,979	507
Global Dominion Access S.A.* (2)	1,726	9
Mediaset Espana Comunicacion S.A.	17,290	146
Repsol S.A.	18,046	352
Tecnicas Reunidas S.A.	14,124	455

		2,208

Sweden - 0.5%
Boliden AB	3,240	105
Evolution Gaming Group AB(2)	880	55
Intrum AB	3,605	83
Loomis AB, Class B	2,339	81
Vitrolife AB	3,645	53
Volvo AB, Class B	5,300	85

		462

Switzerland - 4.5%
Adecco Group A.G. (Registered)	729	43
Chubb Ltd.	4,650	591
Kuehne + Nagel International A.G. (Registered)	455	68
Lonza Group A.G. (Registered)*	575	153
Nestle S.A. (Registered)	1,397	108
Novartis A.G. (Registered)	3,096	234
Novartis A.G. ADR	8,200	619
Oriflame Holding A.G.	1,110	36
Roche Holding A.G. (Genusschein)	6,288	1,399
SGS S.A. (Registered)	30	80
Straumann Holding A.G. (Registered)	75	57
Swiss Life Holding A.G. (Registered)*	422	147
Swiss Re A.G.	997	86
Swisscom A.G. (Registered)	1,556	696
UBS Group A.G. (Registered)*	4,549	70

		4,387

Taiwan - 0.2%
Silicon Motion Technology Corp. ADR	3,380	179

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

NORTHERN ENGAGE360TM FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3%(1) continued
Thailand - 0.4%
Esso Thailand PCL	91,000	$32
Fabrinet*	1,223	45
Kasikornbank PCL NVDR	37,400	219
Star Petroleum Refining PCL (Registered)	245,400	96

		392

United Arab Emirates - 0.1%
Dubai Financial Market PJSC	151,326	40

United Kingdom - 6.5%
3i Group PLC	22,999	273
Bellway PLC	2,646	105
Berkeley Group Holdings (The) PLC	2,320	116
Diageo PLC	5,216	187
Dialog Semiconductor PLC*	4,244	65
Fiat Chrysler Automobiles N.V.*	8,220	156
GlaxoSmithKline PLC	81,394	1,642
Howden Joinery Group PLC	6,661	47
HSBC Holdings PLC	14,013	131
Intermediate Capital Group PLC	3,279	48
Legal & General Group PLC	28,000	98
Lloyds Banking Group PLC	475,584	396
National Grid PLC	18,349	203
Persimmon PLC	5,542	185
QinetiQ Group PLC	28,765	102
Reckitt Benckiser Group PLC	7,067	581
RELX PLC	2,474	53
Rightmove PLC	2,071	145
Rio Tinto Ltd.	2,570	160
Savills PLC	5,216	60
Smith & Nephew PLC	3,370	62
Tate & Lyle PLC	11,334	97
Taylor Wimpey PLC	82,461	195
Tesco PLC	78,625	266
Travelport Worldwide Ltd.	5,705	106
Unilever N.V. - CVA	3,164	176
Unilever N.V. (Registered)	13,350	744

		6,399

United States - 47.4%
AbbVie, Inc.	7,400	686
Acadia Healthcare Co., Inc.*	15,000	614
Activision Blizzard, Inc.	2,656	203
Adobe Systems, Inc.*	6,384	1,556
AES Corp.	38,300	514
AGCO Corp.	2,550	155
Agilent Technologies, Inc.	2,566	159
Air Lease Corp.	3,527	148
Akamai Technologies, Inc.*	2,436	178
Allegheny Technologies, Inc.*	5,804	146
American Tower Corp.	1,461	211
Americold Realty Trust	5,275	116
Ameriprise Financial, Inc.	6,000	839
AmerisourceBergen Corp.	3,071	262
Amgen, Inc.	4,900	904
ANSYS, Inc.*	6,080	1,059
Apergy Corp.*	799	33
Apogee Enterprises, Inc.	3,378	163
Archer-Daniels-Midland Co.	12,100	554
Arrow Electronics, Inc.*	1,607	121
Autodesk, Inc.*	2,105	276
Bank of America Corp.	36,400	1,026
Big Lots, Inc.	5,220	218
Bio-Rad Laboratories, Inc., Class A*	553	160
Black Hills Corp.	2,608	160
Black Knight, Inc.*	3,148	169
BOK Financial Corp.	6,369	599
BorgWarner, Inc.	2,956	128
Boston Properties, Inc.	722	91
Cabot Corp.	1,310	81
Caleres, Inc.	5,340	184
Capital One Financial Corp.	7,900	726
Carnival PLC	2,772	159
CBRE Group, Inc., Class A*	5,018	240
Children’s Place (The), Inc.	1,381	167
Cimarex Energy Co.	1,354	138
Coca-Cola (The) Co.	19,100	838
Continental Resources, Inc.*	3,698	239
Corporate Office Properties Trust	5,400	156
CSX Corp.	2,663	170
Cullen/Frost Bankers, Inc.	4,800	520
Cummins, Inc.	1,059	141
CyrusOne, Inc.	3,335	195
D.R. Horton, Inc.	5,265	216
Danaher Corp.	9,800	967
Darden Restaurants, Inc.	1,686	180
DENTSPLY SIRONA, Inc.	1,938	85
Dover Corp.	1,598	117
East West Bancorp, Inc.	11,300	737

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3%(1) continued
United States - 47.4% continued
Eastman Chemical Co.	1,857	$186
Eaton Vance Corp.	2,829	148
EchoStar Corp., Class A*	1,902	84
Edison International	1,644	104
Ensign Group (The), Inc.	3,975	142
EQT Corp.	1,186	65
Equity LifeStyle Properties, Inc.	3,109	286
Everest Re Group Ltd.	919	212
Flowers Foods, Inc.	7,845	163
FNB Corp.	12,059	162
Gaming and Leisure Properties, Inc.	3,583	128
General Dynamics Corp.	5,187	967
Genpact Ltd.	3,514	102
GEO Group (The), Inc.	11,510	317
Glacier Bancorp, Inc.	5,340	206
Global Brass & Copper Holdings, Inc.	3,862	121
Global Payments, Inc.	2,520	281
Graham Holdings Co., Class B	307	180
Greenbrier (The) Cos., Inc.	1,885	99
Halliburton Co.	15,100	680
Home Depot (The), Inc.	5,400	1,053
Houlihan Lokey, Inc.	3,137	161
Independent Bank Corp.	2,190	172
Ingredion, Inc.	1,156	128
Intercontinental Exchange, Inc.	3,613	266
InterDigital, Inc.	2,613	211
Intuit, Inc.	1,185	242
Investors Bancorp, Inc.	19,016	243
Invitation Homes, Inc.	5,520	127
Jabil, Inc.	4,896	135
JB Hunt Transport Services, Inc.	1,295	157
Johnson Controls International PLC	20,550	687
JPMorgan Chase & Co.	5,950	620
KeyCorp	17,571	343
Keysight Technologies, Inc.*	3,370	199
Kroger (The) Co.	21,100	600
Laboratory Corp. of America Holdings*	885	159
Lamb Weston Holdings, Inc.	1,780	122
Lennar Corp., Class A	14,700	772
Martin Marietta Materials, Inc.	3,800	849
Masco Corp.	4,928	184
MDC Holdings, Inc.	7,780	239
Microchip Technology, Inc.	11,200	1,019
Microsoft Corp.	12,150	1,198
Mid-America Apartment Communities, Inc.	1,369	138
Mondelez International, Inc., Class A	13,900	570
Mosaic (The) Co.	5,490	154
MTS Systems Corp.	1,900	100
National Fuel Gas Co.	12,200	646
Navient Corp.	12,860	168
Newfield Exploration Co.*	4,714	143
Northwest Bancshares, Inc.	9,148	159
OGE Energy Corp.	6,839	241
Oshkosh Corp.	14,125	993
Packaging Corp. of America	1,438	161
Park Hotels & Resorts, Inc.	4,670	143
PayPal Holdings, Inc.*	10,600	883
Phibro Animal Health Corp., Class A	3,281	151
Philip Morris International, Inc.	7,194	581
Phillips 66	8,700	977
Pioneer Natural Resources Co.	3,300	624
PPG Industries, Inc.	7,750	804
Primoris Services Corp.	6,705	183
Progressive (The) Corp.	3,364	199
Radian Group, Inc.	11,975	194
Range Resources Corp.	10,795	181
Raymond James Financial, Inc.	2,483	222
Realogy Holdings Corp.	6,705	153
Regal Beloit Corp.	1,799	147
Reinsurance Group of America, Inc.	1,261	168
RenaissanceRe Holdings Ltd.	917	110
Republic Services, Inc.	3,668	251
Schweitzer-Mauduit International, Inc.	3,807	166
Scotts Miracle-Gro (The) Co.	1,315	109
Sealed Air Corp.	3,495	148
SM Energy Co.	4,070	105
Snap-on, Inc.	1,217	196
Southwest Gas Holdings, Inc.	2,870	219
Stericycle, Inc.*	1,379	90
Stifel Financial Corp.	2,317	121
Sun Communities, Inc.	3,138	307
Synchrony Financial	4,598	153
Synopsys, Inc.*	2,140	183
Tenaris S.A. ADR	6,513	237
TiVo Corp.	18,379	247
TJX (The) Cos., Inc.	2,574	245

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

NORTHERN ENGAGE360TM FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.3%(1) continued
United States - 47.4% continued
Total System Services, Inc.	2,775	$234
TTEC Holdings, Inc.	4,680	162
Union Bankshares Corp.	3,960	154
Valvoline, Inc.	6,310	136
Viacom, Inc., Class B	6,050	182
Voya Financial, Inc.	3,940	185
Walgreens Boots Alliance, Inc.	9,400	564
WEC Energy Group, Inc.	2,444	158
WestRock Co.	1,772	101
Woodward, Inc.	2,183	168
Xilinx, Inc.	2,646	173

		46,410

Total Common Stocks (Cost $97,245)		94,246

PREFERRED STOCKS - 0.1%(1)
Spain - 0.1%
Grifols S.A. ADR,
2.33%(3)	4,770	103

Total Preferred Stocks (Cost $114)		103

RIGHTS - 0.0%
Spain - 0.0%
Repsol S.A.*	18,046	10

Total Rights (Cost $10)		10

INVESTMENT COMPANIES - 3.1%
Northern Institutional Funds - U.S. Government Portfolio,
1.72%(4) (5)	3,029,317	3,029

Total Investment Companies (Cost $3,029)		3,029

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.0%
U.S. Treasury Bill,
1.59%, 7/19/18(6) (7)	$20	$20

Total Short-Term Investments (Cost $20)		20

Total Investments - 99.5% (Cost $100,418)		97,408

Other Assets less Liabilities - 0.5%		496

Net Assets - 100.0%		$97,904

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(3)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of June 30, 2018 is disclosed.
(6)	Discount rate at the time of purchase.
(7)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2018, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
JPMorgan Chase	Chinese Yuan Renminbi	4,210	United States Dollar	649	9/18/18	$17
JPMorgan Chase	United States Dollar	609	Canadian Dollar	803	9/18/18	2

Subtotal Appreciation						19

JPMorgan Chase	Euro	238	Australian Dollar	375	9/18/18	(2)
JPMorgan Chase	Euro	746	British Pound	655	9/18/18	(8)
JPMorgan Chase	Euro	238	Canadian Dollar	366	9/18/18	(1)
JPMorgan Chase	Euro	69	Israeli Shekel	291	9/17/18	(1)
JPMorgan Chase	Euro	30	New Zealand Dollar	50	9/18/18	(1)
JPMorgan Chase	Euro	94	Norwegian Krone	888	9/18/18	(1)
JPMorgan Chase	Euro	394	Swedish Krona	4,040	9/18/18	(9)
JPMorgan Chase	United States Dollar	609	Australian Dollar	817	9/18/18	(4)
JPMorgan Chase	United States Dollar	487	Japanese Yen	53,478	9/18/18	(2)
JPMorgan Chase	United States Dollar	151	Singapore Dollar	204	9/18/18	(1)

Subtotal Depreciation						(30)

Total						$(11)

MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

At June 30, 2018, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-Mini S&P 500	1	$136	Long	9/18	$(2)

At June 30, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	9.8%
Consumer Staples	9.9
Energy	6.8
Financials	19.1
Health Care	11.9
Industrials	9.7
Information Technology	15.8
Materials	5.1
Real Estate	3.6
Telecommunication Services	4.9
Utilities	3.4

Total	100.0%

At June 30, 2018, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	57.4%
Euro	14.7
Japanese Yen	9.9
British Pound	5.7
All other currencies less than 5%	12.3

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2018 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Belgium	$7	$383	$—	$390
Brazil	200	—	—	200
Canada	3,227	—	—	3,227
Chile	430	—	—	430
China	1,437	129	—	1,566
Ireland	1,176	—	—	1,176
Israel	268	134	—	402
Japan	1,180	9,307	—	10,487
Mexico	209	—	—	209
Spain	662	1,546	—	2,208
Switzerland	1,210	3,177	—	4,387
Taiwan	179	—	—	179
Thailand	45	347	—	392
United Kingdom	850	5,549	—	6,399
United States	46,251	159	—	46,410
All Other Countries(1)	—	16,184	—	16,184

Total Common Stocks	57,331	36,915	—	94,246

Preferred Stocks(1)	103	—	—	103
Rights	10	—	—	10
Investment Companies	3,029	—	—	3,029
Short-Term Investments	—	20	—	20

Total Investments	$60,473	$36,935	$—	$97,408

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$19	$—	$19
Liabilities
Forward Foreign Currency Exchange Contracts	—	(30)	—	(30)
Futures Contracts	(2)	—	—	(2)

Total Other Financial Instruments	$(2)	$(11)	$—	$(13)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

NORTHERN FUNDS QUARTERLY REPORT    7    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

NORTHERN ENGAGE360TM FUND continued	JUNE 30, 2018 (UNAUDITED)

At June 30, 2018, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

	Value (000S)	Reason
Common Stocks
Japan	$8,988	Valuations at official close price with foreign fair value adjustment
South Korea	407	Valuations at official close price with foreign fair value adjustment
Thailand	251	Valuations at official close price with foreign fair value adjustment

Total	$9,646

At June 30, 2018, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1

	Value (000S)	Reason
Common Stocks
Mexico	$102	Valuations at official close price

Transactions in affiliated investments for the three months ended June 30, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio	$3,600	$2,275	$2,846	$13	$3,029	3,029

MULTI-MANAGER FUNDS     8    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND	JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
CORPORATE BONDS - 0.1%
United States - 0.1%
CEDC Finance Corp. International, Inc.,
10.00%, 12/31/22(2)	$85	$68

Total Corporate Bonds (Cost $83)		68

FOREIGN ISSUER BONDS - 92.7%
Angola-0.9%
Angolan Government International Bond,
9.50%, 11/12/25	900	985
8.25%, 5/9/28(2) (3)	236	236
9.38%, 5/8/48	405	410

		1,631

Argentina - 3.3%
Argentina Bonar Bonds,
(Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 2.50%),	454	15
34.27%, 3/11/19 (ARS)(4)
(Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 3.25%),	476	16
34.73%, 3/1/20 (ARS)(4)
(Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 2.00%),	4,334	139
34.28%, 4/3/22 (ARS)(4)
Argentina POM Politica Monetaria,
(Floating, Argentina Central Bank 7D Repo Rate + 0.00%), 40.00%,	32,947	1,174
6/21/20 (ARS)(4)
Argentine Republic Government International Bond,
6.88%, 4/22/21	150	148
7.50%, 4/22/26	305	282
5.88%, 1/11/28	1,096	894
8.28%, 12/31/33	140	130
(Step to 3.75% on 3/31/19), 2.50%, 12/31/38(5)	785	447
7.63%, 4/22/46	400	323
6.88%, 1/11/48	316	238
Bonos de la Nacion Argentina con Ajuste por CER,
3.75%, 2/8/19 (ARS)	15,000	556
Provincia de Buenos Aires,
6.50%, 2/15/23	450	412
(Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 3.75%),	3,548	104
30.66%, 4/12/25 (ARS)(4)
Provincia de Cordoba,
7.13%, 6/10/21	450	425
7.13%, 8/1/27	405	333
YPF S.A.,
7.00%, 12/15/47	140	106

		5,742

Azerbaijan - 0.9%
Republic of Azerbaijan International Bond,
4.75%, 3/18/24	1,200	1,192
Southern Gas Corridor CJSC,
6.88%, 3/24/26	200	216
State Oil Co. of the Azerbaijan Republic,
6.95%, 3/18/30	200	214

		1,622

Belarus - 0.5%
Republic of Belarus International Bond,
6.88%, 2/28/23	440	456
7.63%, 6/29/27	200	210
6.20%, 2/28/30	200	190

		856

Bermuda - 0.6%
Digicel Group Ltd.,
8.25%, 9/30/20	1,065	808
7.13%, 4/1/22	400	263

		1,071

Brazil - 6.5%
Banco do Brasil S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 4.40%), ,
6.25% 4/15/24(6) (7)	310	244
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 6.36%),
9.00% 6/18/24(6) (7)	200	193
Brazil Letras do Tesouro Nacional,
0.00%, 7/1/21 (BRL)(8)	5,948	1,163
Brazil Notas do Tesouro Nacional, Serie B,
6.00%, 8/15/22 (BRL)	647	531
Brazil Notas do Tesouro Nacional, Serie F,
10.00%, 1/1/21 (BRL)	6,124	1,606
10.00%, 1/1/23 (BRL)	1,914	483
10.00%, 1/1/25 (BRL)	3,834	932
10.00%, 1/1/27 (BRL)	13,430	3,165
10.00%, 1/1/29 (BRL)	1,500	346

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS - 92.7% continued
Brazil - 6.5% continued
Brazilian Government International Bond,
2.63%, 1/5/23	$200	$182
4.25%, 1/7/25	220	208
6.00%, 4/7/26	800	818
4.63%, 1/13/28	200	181
8.25%, 1/20/34	40	45
7.13%, 1/20/37	50	52
5.63%, 1/7/41	100	87
5.00%, 1/27/45	600	476
CSN Islands XI Corp.,
6.88%, 9/21/19	110	109
CSN Resources S.A.,
6.50%, 7/21/20	110	103
Samarco Mineracao S.A.,
4.13%, 11/1/22(9)	200	146
5.75%, 10/24/23(9)	200	147
5.38%, 9/26/24(9)	200	147

		11,364

Chile - 2.2%
Banco del Estado de Chile,
3.88%, 2/8/22	150	149
Bonos de la Tesoreria de la Republica en pesos,
4.50%, 3/1/21 (CLP)	630,000	985
4.50%, 3/1/26 (CLP)	900,000	1,374
5.00%, 3/1/35 (CLP)	505,000	772
Corp. Nacional del Cobre de Chile,
5.63%, 10/18/43	200	225
4.88%, 11/4/44	200	207
4.50%, 8/1/47	200	195

		3,907

China - 0.6%
Amber Circle Funding Ltd.,
3.25%, 12/4/22	200	196
China Evergrande Group,
7.50%, 6/28/23	200	179
Franshion Development Ltd.,
6.75%, 4/15/21	200	212
Kaisa Group Holdings Ltd.,
8.50%, 6/30/22	215	175
Sinochem Overseas Capital Co. Ltd.,
4.50%, 11/12/20	100	102
6.30%, 11/12/40	100	123

		987

Colombia - 3.6%
Colombia Government International Bond,
4.00%, 2/26/24	850	850
8.13%, 5/21/24	165	198
7.38%, 9/18/37	100	125
6.13%, 1/18/41	165	185
5.63%, 2/26/44	200	212
5.00%, 6/15/45	1,050	1,035
Colombian TES,
11.00%, 7/24/20(COP)	305,400	116
7.00%, 5/4/22(COP)	3,290,500	1,175
10.00%, 7/24/24(COP)	4,300,000	1,750
6.00%, 4/28/28(COP)	1,014,100	333
7.75%, 9/18/30(COP)	397,100	146
Empresas Publicas de Medellin ESP,
8.38%, 11/8/27(COP)	693,000	233

		6,358

Costa Rica - 1.3%
Costa Rica Government International Bond,
4.83%, 5/27/20(10)	200	200
5.52%, 11/10/21	700	688
4.25%, 1/26/23	240	227
5.75%, 11/20/24	650	650
6.44%, 11/21/29(10)	480	450

		2,215

Croatia - 1.2%
Croatia Government International Bond,
6.63%, 7/14/20	200	211
6.38%, 3/24/21	1,500	1,591
6.00%, 1/26/24	200	215

		2,017

Czech Republic - 1.0%
Czech Republic Government Bond,
0.08%, 7/17/19(CZK)	18,000	805
0.45%, 10/25/23(CZK)	22,000	934

		1,739

Dominican Republic - 1.7%
Dominican Republic International Bond,
7.50%, 5/6/21	220	231

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS - 92.7% continued
Dominican Republic - 1.7% continued
6.60%, 1/28/24	$100	$105
5.88%, 4/18/24	200	205
5.50%, 1/27/25	1,280	1,273
6.88%, 1/29/26	230	244
5.95%, 1/25/27	380	376
7.45%, 4/30/44	190	197
6.85%, 1/27/45	400	396

		3,027

Ecuador - 4.1%
Ecuador Government International Bond,
10.50%, 3/24/20	1,471	1,512
10.75%, 3/28/22	1,862	1,919
8.75%, 6/2/23	400	376
7.95%, 6/20/24	1,016	900
9.65%, 12/13/26	600	564
9.63%, 6/2/27	980	914
8.88%, 10/23/27	543	482
7.88%, 1/23/28	578	486

		7,153

Egypt - 1.3%
Egypt Government International Bond,
6.13%, 1/31/22	300	296
7.50%, 1/31/27	745	734
6.59%, 2/21/28	400	369
6.88%, 4/30/40	100	86
8.50%, 1/31/47	800	777

		2,262

El Salvador - 0.7%
El Salvador Government International Bond,
7.38%, 12/1/19	40	41
5.88%, 1/30/25	239	224
6.38%, 1/18/27	103	96
8.63%, 2/28/29	490	525
8.25%, 4/10/32	70	72
7.65%, 6/15/35	60	59
7.63%, 2/1/41	150	145

		1,162

Ethiopia - 0.1%
Ethiopia International Bond,
6.63%, 12/11/24	250	245

Gabon - 0.2%
Gabon Government International Bond,
6.38%, 12/12/24	400	359

Georgia - 0.1%
Georgia Government International Bond,
6.88%, 4/12/21	200	213

Ghana - 0.7%
Ghana Government International Bond,
7.88%, 8/7/23	300	308
7.63%, 5/16/29(2) (3)	200	196
10.75%, 10/14/30	400	487
8.63%, 6/16/49(2) (3)	200	195

		1,186

Hong Kong - 0.1%
Industrial & Commercial Bank of China Asia Ltd.,
5.13%, 11/30/20	100	103

Hungary - 2.2%
Hungary Government Bond,
7.00%, 6/24/22 (HUF)	59,850	251
3.00%, 6/26/24 (HUF)	80,490	289
5.50%, 6/24/25 (HUF)	73,690	303
3.00%, 10/27/27 (HUF)	325,000	1,101
Hungary Government International Bond,
5.38%, 2/21/23	300	318
5.75%, 11/22/23	1,260	1,358
5.38%, 3/25/24	156	166
7.63%, 3/29/41	38	52

		3,838

India - 0.6%
Export-Import Bank of India,
4.00%, 1/14/23	200	199
India Government Bond,
7.35%, 6/22/24 (INR)	10,000	141
7.72%, 5/25/25 (INR)	31,000	442
7.59%, 1/11/26 (INR)	20,000	283

		1,065

Indonesia - 7.2%
Indonesia Government International Bond,
3.75%, 4/25/22	450	446
4.13%, 1/15/25	200	197
8.50%, 10/12/35	100	135
7.75%, 1/17/38	100	129
5.25%, 1/17/42	550	554

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS - 92.7% continued
Indonesia - 7.2% continued
5.13%, 1/15/45	$200	$197
5.95%, 1/8/46	200	219
5.25%, 1/8/47	200	200
Indonesia Treasury Bond,
7.88%, 4/15/19(IDR)	514,000	36
11.50%, 9/15/19(IDR)	10,500,000	766
5.63%, 5/15/23(IDR)	399,000	26
8.38%, 3/15/24(IDR)	8,979,000	643
8.38%, 9/15/26(IDR)	13,245,000	945
7.00%, 5/15/27(IDR)	3,685,000	242
6.13%, 5/15/28(IDR)	6,763,000	421
9.00%, 3/15/29(IDR)	11,237,000	838
10.50%, 8/15/30(IDR)	1,340,000	110
8.75%, 5/15/31(IDR)	16,575,000	1,212
9.50%, 7/15/31(IDR)	11,312,000	869
7.50%, 8/15/32(IDR)	1,625,000	107
8.38%, 3/15/34(IDR)	6,104,000	427
8.25%, 5/15/36(IDR)	21,224,000	1,470
7.50%, 5/15/38(IDR)	1,437,000	94
Perusahaan Listrik Negara PT,
5.50%, 11/22/21	200	209
Perusahaan Penerbit SBSN Indonesia III,
4.33%, 5/28/25	1,800	1,789
4.55%, 3/29/26(2)	110	109
4.55%, 3/29/26	200	199

		12,589

Iraq - 0.5%
Iraq International Bond,
6.75%, 3/9/23(2)	250	240
6.75%, 3/9/23	570	549

		789

Ireland - 0.2%
SCF Capital Designated Activity Co.,
5.38%, 6/16/23	200	201
Vnesheconombank Via VEB Finance PLC,
5.94%, 11/21/23	200	206

		407

Ivory Coast - 0.6%
Ivory Coast Government International Bond,
5.38%, 7/23/24	500	470
6.38%, 3/3/28	200	189
5.75%, 12/31/32	469	436

		1,095

Jamaica - 0.1%
Jamaica Government International Bond,
7.88%, 7/28/45	200	222

Kazakhstan - 1.3%
Development Bank of Kazakhstan JSC,
4.13%, 12/10/22	200	196
KazAgro National Management Holding JSC,
4.63%, 5/24/23	200	193
Kazakhstan Government International Bond,
5.13%, 7/21/25	1,050	1,109
4.88%, 10/14/44	400	388
6.50%, 7/21/45	400	472

		2,358

Kenya-0.6%
Kenya Government International Bond,
6.88%, 6/24/24	850	841
8.25%, 2/28/48	200	188

		1,029

Lebanon - 0.6%
Lebanon Government International Bond,
5.45%, 11/28/19	131	126
6.38%, 3/9/20	150	144
8.25%, 4/12/21	278	266
6.10%, 10/4/22	424	366
6.00%, 1/27/23	120	101
6.60%, 11/27/26	77	61
6.75%, 11/29/27	51	40

		1,104

Malaysia - 1.9%
Axiata SPV1 Labuan Ltd.,
5.38%, 4/28/20	100	103
Malaysia Government Bond,
3.65%, 10/31/19 (MYR)	550	136
4.38%, 11/29/19 (MYR)	1,330	333
3.66%, 10/15/20 (MYR)	837	208
3.62%, 11/30/21 (MYR)	160	40
3.88%, 3/10/22 (MYR)	2,157	535
3.80%, 9/30/22 (MYR)	2,291	567

MULTI-MANAGER FUNDS     4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS - 92.7% continued
Malaysia - 1.9% continued
4.18%, 7/15/24(MYR)	$1,054	$262
3.96%, 9/15/25(MYR)	658	160
4.39%, 4/15/26(MYR)	338	84
4.50%, 4/15/30(MYR)	967	237
4.23%, 6/30/31(MYR)	184	44
3.84%, 4/15/33(MYR)	207	46
4.64%, 11/7/33(MYR)	95	24
Malaysia Sovereign Sukuk Bhd.,
3.04%, 4/22/25	525	501
Petronas Capital Ltd.,
7.88%, 5/22/22	100	115

		3,395

Mexico - 7.4%
Comision Federal de Electricidad,
4.88%, 1/15/24	200	202
8.18%, 12/23/27(MXN)	2,060	97
5.75%, 2/14/42	200	196
Mexican Bonos,
6.50%, 6/10/21(MXN)	21,160	1,032
6.50%, 6/9/22(MXN)	24,340	1,177
8.00%, 12/7/23(MXN)	6,230	318
10.00%, 12/5/24(MXN)	104,466	5,912
5.75%, 3/5/26(MXN)	9,710	437
7.50%, 6/3/27(MXN)	19,900	997
Mexico Government International Bond,
4.00%, 10/2/23	200	201
4.13%, 1/21/26	600	596
6.05%, 1/11/40	40	44
4.75%, 3/8/44	130	120
5.55%, 1/21/45	70	73
4.60%, 1/23/46	200	184
5.75%, 10/12/10(11)	600	592
Petroleos Mexicanos,
6.00%, 3/5/20	20	21
7.19%, 9/12/24(MXN)	3,090	137
6.88%, 8/4/26	150	158
6.50%, 6/2/41	90	85
5.50%, 6/27/44	40	34
5.63%, 1/23/46	130	110
6.75%, 9/21/47	195	184

		12,907

Mongolia - 0.4%
Energy Resources LLC,
5.29%, 9/30/22(4) (12)	215	209
Mongolia Government International Bond,
5.13%, 12/5/22	400	374
Mongolian Mining Corp.,
2.37%, 10/1/18(4) (13)	60	36

		619

Morocco - 0.5%
Morocco Government International Bond,
4.25%, 12/11/22	710	710
5.50%, 12/11/42	200	204

		914

Netherlands - 0.7%
Kazakhstan Temir Zholy Finance B.V.,
6.95%, 7/10/42	200	217
Metinvest B.V.,
7.75%, 4/23/23	200	188
Petrobras Global Finance B.V.,
7.38%, 1/17/27	115	115
6.88%, 1/20/40	520	471
6.85%, 6/5/15(14)	240	201

		1,192

Nigeria - 0.2%
Nigeria Government International Bond,
6.50%, 11/28/27	200	186
7.63%, 11/28/47	200	183

		369

Oman - 0.2%
Oman Government International Bond,
6.50%, 3/8/47	200	180
6.75%, 1/17/48	210	191

		371

Pakistan - 0.7%
Pakistan Government International Bond,
7.25%, 4/15/19	203	201
8.25%, 4/15/24	200	192
8.25%, 9/30/25	200	192
6.88%, 12/5/27	281	245
Second Pakistan International Sukuk (The) Co. Ltd.,
6.75%, 12/3/19	200	196

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS - 92.7% continued
Pakistan - 0.7% continued
Third Pakistan International Sukuk (The) Co. Ltd.,
5.63%, 12/5/22	$200	$181

		1,207

Panama - 0.9%
Panama Government International Bond,
7.13%, 1/29/26	200	240
8.88%, 9/30/27	662	892
9.38%, 4/1/29	73	102
6.70%, 1/26/36	124	152
4.30%, 4/29/53	200	187

		1,573

Paraguay - 0.3%
Paraguay Government International Bond,
4.63%, 1/25/23	200	202
4.70%, 3/27/27	400	392

		594

Peru - 1.7%
Banco de Credito del Peru,
4.85%, 10/30/20 (PEN)	785	241
Fondo MIVIVIENDA S.A.,
7.00%, 2/14/24 (PEN)	279	92
Peru Government Bond,
6.15%, 8/12/32 (PEN)(2)	1,940	607
Peruvian Government International Bond,
7.35%, 7/21/25	218	266
6.95%, 8/12/31 (PEN)	2,621	876
8.75%, 11/21/33	220	323
6.90%, 8/12/37 (PEN)	266	87
5.63%, 11/18/50	323	375
Petroleos del Peru S.A.,
5.63%, 6/19/47	200	195

		3,062

Philippines - 0.8%
Development Bank of the Philippines,
5.50%, 3/25/21	200	210
Philippine Government International Bond,
4.95%, 1/15/21 (PHP)	17,000	316
10.63%, 3/16/25	63	88
9.50%, 2/2/30	134	196
7.75%, 1/14/31	200	263
6.38%, 10/23/34	100	122
Power Sector Assets & Liabilities Management Corp.,
7.39%, 12/2/24	200	236

		1,431

Poland - 2.8%
Republic of Poland Government Bond,
3.25%, 7/25/19 (PLN)	2,800	762
5.25%, 10/25/20 (PLN)	5,000	1,443
3.25%, 7/25/25 (PLN)	1,500	408
2.50%, 7/25/26 (PLN)	2,219	567
2.50%, 7/25/27 (PLN)	3,266	826
Republic of Poland Government International Bond,
5.00%, 3/23/22	600	633
3.00%, 3/17/23	200	196

		4,835

Qatar - 1.0%
Qatar Government International Bond,
3.88%, 4/23/23	600	601
4.50%, 4/23/28	868	878
5.10%, 4/23/48(2)	200	199

		1,678

Romania - 0.3%
Romania Government Bond,
5.80%, 7/26/27 (RON)	490	128
Romanian Government International Bond,
4.38%, 8/22/23	306	308
6.13%, 1/22/44	24	27

		463

Russia - 5.7%
Gazprom Neft OAO Via GPN Capital S.A.,
4.38%, 9/19/22	200	196
Gazprom OAO Via Gaz Capital S.A.,
8.63%, 4/28/34(2)	50	62
Russian Federal Bond - OFZ,
6.70%, 5/15/19 (RUB)	50,000	796
6.40%, 5/27/20 (RUB)	9,542	150
7.60%, 4/14/21 (RUB)	21,154	341
7.50%, 8/18/21 (RUB)	52,381	844
7.40%, 12/7/22 (RUB)	10,474	168
7.00%, 1/25/23 (RUB)	8,018	126
7.00%, 8/16/23 (RUB)	60,251	949

MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS - 92.7% continued
Russia - 5.7% continued
7.75%, 9/16/26(RUB)	$81,811	$1,321
8.15%, 2/3/27(RUB)	109,103	1,805
8.50%, 9/17/31(RUB)	23,261	397
7.70%, 3/23/33(RUB)	12,933	207
Russian Foreign Bond - Eurobond,
4.88%, 9/16/23	800	832
4.75%, 5/27/26	800	802
4.38%, 3/21/29(2)	200	194
5.25%, 6/23/47	600	579
Sberbank of Russia Via SB Capital S.A.,
5.25%, 5/23/23	200	198

		9,967

Senegal - 0.1%
Senegal Government International Bond,
6.25%, 5/23/33	200	178

Serbia - 0.6%
Serbia International Bond,
4.88%, 2/25/20	200	204
7.25%, 9/28/21	700	765

		969

South Africa - 5.7%
Eskom Holdings SOC Ltd.,
6.75%, 8/6/23	200	192
7.13%, 2/11/25	200	192
Republic of South Africa Government Bond,
10.50%, 12/21/26(ZAR)	30,377	2,428
8.00%, 1/31/30(ZAR)	15,339	1,022
7.00%, 2/28/31(ZAR)	27,115	1,643
8.25%, 3/31/32(ZAR)	8,035	534
6.25%, 3/31/36(ZAR)	7,809	412
8.50%, 1/31/37(ZAR)	2,689	178
9.00%, 1/31/40(ZAR)	951	65
6.50%, 2/28/41(ZAR)	1,752	91
8.75%, 1/31/44(ZAR)	9,365	625
8.75%, 2/28/48(ZAR)	17,754	1,178
Republic of South Africa Government International Bond,
5.88%, 5/30/22(2)	100	105
4.88%, 4/14/26	200	192
4.85%, 9/27/27	440	417
4.30%, 10/12/28	340	303
5.00%, 10/12/46	200	166
5.65%, 9/27/47	200	181

		9,924

Sri Lanka - 1.0%
Sri Lanka Government International Bond,
6.00%, 1/14/19	430	432
5.88%, 7/25/22	250	246
6.83%, 7/18/26	200	191
6.20%, 5/11/27	400	365
6.75%, 4/18/28	571	539

		1,773

Supranational - 0.4%
European Bank for Reconstruction & Development,
6.00%, 5/4/20 (INR)	52,000	739

Suriname - 0.3%
Republic of Suriname,
9.25%, 10/26/26	550	529

Tajikistan - 0.1%
Republic of Tajikistan International Bond,
7.13%, 9/14/27	230	205

Thailand - 1.6%
Thailand Government Bond,
3.88%, 6/13/19 (THB)	25,000	771
2.55%, 6/26/20 (THB)	5,469	168
1.20%, 7/14/21 (THB)	7,600	249
2.00%, 12/17/22 (THB)	6,287	189
3.63%, 6/16/23 (THB)	6,494	210
2.13%, 12/17/26 (THB)	5,499	160
4.88%, 6/22/29 (THB)	1,284	46
3.78%, 6/25/32 (THB)	11,560	376
3.40%, 6/17/36 (THB)	16,588	512
2.88%, 6/17/46 (THB)	1,290	34

		2,715

Tunisia - 0.5%
Banque Centrale de Tunisie International Bond,
5.75%, 1/30/25	995	880

Turkey - 4.3%
Turkey Government Bond,
9.40%, 7/8/20 (TRY)	1,000	187
9.50%, 1/ 12/22 (TRY)	416	73

NORTHERN FUNDS QUARTERLY REPORT    7    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS - 92.7% continued
Turkey - 4.3% continued
3.00%, 2/23/22(TRY)	$572	$212
10.70%, 8/17/22(TRY)	1,000	178
8.50%, 9/14/22(TRY)	613	101
7.10%, 3/8/23(TRY)	1,142	174
8.80%, 9/27/23(TRY)	788	126
10.40%, 3/20/24(TRY)	240	41
8.00%, 3/12/25(TRY)	1,287	189
10.60%, 2/11/26(TRY)	1,249	207
11.00%, 2/24/27(TRY)	17,310	2,879
Turkey Government International Bond,
7.00%, 3/11/19	100	101
7.50%, 11/7/19	100	103
7.00%, 6/5/20	57	58
5.63%, 3/30/21	550	548
7.38%, 2/5/25	114	118
4.88%, 10/9/26	600	529
6.00%, 3/25/27	500	471
6.13%, 10/24/28	200	187
6.88%, 3/17/36	48	45
6.75%, 5/30/40	100	92
4.88%, 4/16/43	545	406
6.63%, 2/17/45	240	213
5.75%, 5/11/47	321	259

		7,497

Ukraine - 1.5%
Ukraine Government International Bond,
7.75%, 9/1/23	1,020	985
7.75%, 9/1/24	490	466
7.75%, 9/1/25	115	108
7.75%, 9/1/26	100	93
7.38%, 9/25/32	1,157	995

		2,647

United Arab Emirates - 1.6%
Abu Dhabi Government International Bond,
2.50%, 10/11/22	850	816
Dubai Drydocks,
2.00%, 11/20/20	1,100	1,053
Dubai World Corp.,
2.00%, 9/30/22(10)	987	933

		2,802

United Kingdom - 0.2%
DTEK Finance PLC,
10.75%, 12/31/24(13)	253	261
Ukreximbank Via Biz Finance PLC,
9.63%, 4/27/22	155	156

		417

Uruguay - 1.2%
Uruguay Government International Bond,
9.88%, 6/20/22(UYU)	36,000	1,140
4.38%, 10/27/27	350	355
7.88%, 1/15/33	121	158
7.63%, 3/21/36	89	115
4.13%, 11/20/45	74	67
5.10%, 6/18/50	71	70
4.98%, 4/20/55	207	201

		2,106

Venezuela - 2.0%
Petroleos de Venezuela S.A.,
8.50%, 10/27/20	2,791	2,421
9.00%, 11/17/21(9)	172	41
12.75%, 2/17/22(9)	92	24
5.38%, 4/12/27(9)	77	18
9.75%, 5/17/35(9)	222	52
Venezuela Government International Bond,
7.00%, 12/1/18(9)(15)	1	—
7.75%, 10/13/19(9)	141	39
12.75%, 8/23/22(9)	151	42
9.00%, 5/7/23(9)	171	46
8.25%, 10/13/24(9)	359	98
7.65%, 4/21/25(9)	65	18
11.75%, 10/21/26(9)	672	191
9.25%, 9/15/27	186	52
9.25%, 5/7/28(9)	233	64
11.95%, 8/5/31(9)	1,155	333
9.38%, 1/13/34(9)	4	1
7.00%, 3/31/38(9)	2	1

		3,441

Vietnam - 0.1%
Vietnam Government International Bond,
6.75%, 1/29/20	176	182
4.80%, 11/19/24	80	80

		262

MULTI-MANAGER FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS - 92.7% continued
Zambia - 0.5%
Zambia Government International Bond,
5.38%, 9/20/22	$850	$712
8.97%, 7/30/27	200	177

		889

Total Foreign Issuer Bonds (Cost $176,731)		162,265

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 5.8%
Northern Institutional Funds - U.S. Government Portfolio,
1.72%(16) (17)	10,188,489	$10,188

Total Investment Companies (Cost $10,188)		10,188

Total Investments - 98.6% (Cost $187,002)		172,521

Other Assets less Liabilities - 1.4%		2,449

Net Assets - 100.0%		$174,970

(1)	Principal amount is in USD unless otherwise indicated.
(2)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(3)

Restricted security that has been deemed illiquid. At June 30, 2018, the value of these restricted illiquid securities amounted to approximately $627,000 or 0.4% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Angolan Government International Bond,
8.25%, 5/9/28	5/2/18	$236

Ghana Government International Bond,
7.63%, 5/16/29	6/18/18	193

Ghana Government International Bond,
8.63%, 6/16/49	5/30/18	205

(4)	Variable rate security. Rate as of June 30, 2018 is disclosed.
(5)	Step coupon bond. Rate as of June 30, 2018 is disclosed.
(6)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(7)	Perpetual bond. Maturity date represents next call date.
(8)	Zero coupon bond.
(9)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(10)	Level 3 asset.
(11)	Century bond maturing in 2110.
(12)	The coupon rate is subject to the performance of the TSIPPCAE Index.
(13)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(14)	Century bond maturing in 2115.
(15)	Amount rounds to less than one thousand.
(16)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

(17) 7-day current yield as of June 30, 2018 is disclosed.

Percentages shown are based on Net Assets.

At June 30, 2018, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
BNP	Argentine Peso	12	United States Dollar	1	7/31/18	$—	*
BNP	Brazilian Real	4,553	United States Dollar	1,216	7/3/18	42
BNP	Brazilian Real	927	United States Dollar	250	7/3/18	11
BNP	Chilean Peso	79,962	United States Dollar	134	7/31/18	12
BNP	Chilean Peso	268,922	United States Dollar	423	7/31/18	12
BNP	Chilean Peso	36,690	United States Dollar	58	7/31/18	2
BNP	Colombian Peso	1,096,340	United States Dollar	382	7/31/18	8
BNP	Colombian Peso	74,311	United States Dollar	26	7/31/18	1
BNP	Colombian Peso	71,076	United States Dollar	25	7/31/18	—	*
BNP	Czech Koruna	5,209	United States Dollar	235	7/31/18	—	*
BNP	Hungarian Forint	36,393	United States Dollar	134	7/31/18	5
BNP	Indian Rupee	65,128	United States Dollar	960	7/31/18	13
BNP	Indian Rupee	28,522	United States Dollar	420	7/31/18	5
BNP	Mexican Peso	4,642	United States Dollar	235	7/31/18	2
BNP	Peruvian Nuevo Sol	203	United States Dollar	62	7/31/18	—	*
BNP	Polish Zloty	1,350	United States Dollar	365	7/31/18	5
BNP	Polish Zloty	1,613	United States Dollar	434	7/31/18	3
BNP	Romanian Leu	652	United States Dollar	165	7/31/18	2
BNP	South African Rand	21,499	United States Dollar	1,719	7/31/18	158
BNP	South African Rand	6,553	United States Dollar	522	7/31/18	46
BNP	South African Rand	1,932	United States Dollar	155	7/31/18	15
BNP	South African Rand	1,212	United States Dollar	95	7/31/18	7
BNP	South African Rand	2,408	United States Dollar	181	7/31/18	6
BNP	South African Rand	1,794	United States Dollar	136	7/31/18	6
BNP	Thai Baht	5,613	United States Dollar	175	7/31/18	6
BNP	Turkish Lira	918	United States Dollar	210	7/31/18	13
BNP	Turkish Lira	752	United States Dollar	163	7/31/18	2
Citibank	Chilean Peso	65,935	United States Dollar	105	7/31/18	4
Citibank	Colombian Peso	892,666	United States Dollar	312	7/31/18	8
Citibank	Czech Koruna	18,914	United States Dollar	869	7/31/18	17
Citibank	Czech Koruna	3,191	United States Dollar	150	7/31/18	6
Citibank	Czech Koruna	2,168	United States Dollar	100	7/31/18	2
Citibank	Czech Koruna	736	United States Dollar	33	7/31/18	—	*
Citibank	Hungarian Forint	58,281	United States Dollar	210	7/31/18	3
Citibank	Hungarian Forint	11,319	United States Dollar	41	7/31/18	1
Citibank	Indian Rupee	12,542	United States Dollar	184	7/31/18	2

NORTHERN FUNDS QUARTERLY REPORT    9    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
Citibank	Indonesian Rupiah	2,715,150	United States Dollar	190	7/31/18	$1
Citibank	Mexican Peso	3,504	United States Dollar	176	7/31/18	1
Citibank	Peruvian Nuevo Sol	394	United States Dollar	120	7/31/18	— *
Citibank	Polish Zloty	1,190	United States Dollar	335	7/31/18	17
Citibank	Polish Zloty	687	United States Dollar	190	7/31/18	7
Citibank	Polish Zloty	994	United States Dollar	269	7/31/18	3
Citibank	Polish Zloty	155	United States Dollar	42	7/31/18	1
Citibank	Romanian Leu	351	United States Dollar	90	7/31/18	2
Citibank	South African Rand	2,410	United States Dollar	182	7/31/18	7
Citibank	South African Rand	605	United States Dollar	46	7/31/18	2
Citibank	South African Rand	7,054	United States Dollar	516	8/31/18	6
Citibank	Thai Baht	1,601	United States Dollar	50	7/31/18	2
Citibank	United States Dollar	237	Mexican Peso	4,921	7/31/18	9
Citibank	United States Dollar	93	Turkish Lira	436	7/31/18	1
Citibank	United States Dollar	51	Turkish Lira	249	8/31/18	2
Goldman Sachs	Argentine Peso	6,007	United States Dollar	205	7/31/18	4
Goldman Sachs	Brazilian Real	1,190	United States Dollar	325	7/3/18	18
Goldman Sachs	Brazilian Real	2,240	United States Dollar	590	7/3/18	12
Goldman Sachs	Brazilian Real	465	United States Dollar	125	7/3/18	5
Goldman Sachs	Brazilian Real	467	United States Dollar	125	7/3/18	5
Goldman Sachs	Brazilian Real	181	United States Dollar	48	7/3/18	1
Goldman Sachs	Brazilian Real	7,767	United States Dollar	2,050	8/2/18	54
Goldman Sachs	Chilean Peso	63,566	United States Dollar	100	7/31/18	3
Goldman Sachs	Colombian Peso	674,013	United States Dollar	230	7/31/18	— *
Goldman Sachs	Mexican Peso	52,489	United States Dollar	2,833	7/31/18	203
Goldman Sachs	Mexican Peso	8,608	United States Dollar	445	7/31/18	14
Goldman Sachs	Mexican Peso	5,013	United States Dollar	260	7/31/18	8
Goldman Sachs	Polish Zloty	2,724	United States Dollar	757	7/31/18	29
Goldman Sachs	Russian Ruble	3,128	United States Dollar	50	7/31/18	— *
Goldman Sachs	Russian Ruble	15,746	United States Dollar	250	7/31/18	— *
Goldman Sachs	Russian Ruble	10,188	United States Dollar	165	8/31/18	4
Goldman Sachs	South African Rand	8,137	United States Dollar	600	7/31/18	9
Goldman Sachs	South African Rand	2,402	United States Dollar	182	7/31/18	8
Goldman Sachs	United States Dollar	260	Mexican Peso	5,275	7/31/18	4
Goldman Sachs	United States Dollar	265	Mexican Peso	5,326	7/31/18	2
Goldman Sachs	United States Dollar	67	Russian Ruble	4,262	7/31/18	1

Subtotal Appreciation						870

BNP	Mexican Peso	2,812	United States Dollar	136	7/31/18	(5)
BNP	Polish Zloty	535	United States Dollar	142	8/31/18	(1)
BNP	Romanian Leu	423	United States Dollar	105	7/31/18	(1)
BNP	Russian Ruble	23,875	United States Dollar	375	7/31/18	(4)
BNP	United States Dollar	60	Argentine Peso	1,693	7/31/18	(3)
BNP	United States Dollar	865	Chilean Peso	543,514	7/31/18	(33)
BNP	United States Dollar	185	Colombian Peso	521,799	7/31/18	(7)
BNP	United States Dollar	1,028	Colombian Peso	2,805,382	7/31/18	(72)
BNP	United States Dollar	1,537	Czech Koruna	31,869	7/31/18	(101)
BNP	United States Dollar	316	Czech Koruna	6,527	8/31/18	(21)
BNP	United States Dollar	531	Czech Koruna	11,627	9/27/18	(5)
BNP	United States Dollar	821	Hungarian Forint	229,969	7/31/18	(4)
BNP	United States Dollar	56	Hungarian Forint	14,577	7/31/18	(4)
BNP	United States Dollar	400	Peruvian Nuevo Sol	1,291	7/31/18	(8)
BNP	United States Dollar	658	Polish Zloty	2,260	7/31/18	(54)
BNP	United States Dollar	686	Polish Zloty	2,352	7/31/18	(58)
BNP	United States Dollar	75	Polish Zloty	257	8/31/18	(7)
BNP	United States Dollar	191	Polish Zloty	698	9/28/18	(4)
BNP	United States Dollar	198	Polish Zloty	726	9/28/18	(4)
BNP	United States Dollar	849	Romanian Leu	3,364	7/31/18	(10)
BNP	United States Dollar	289	Russian Ruble	18,054	7/31/18	(3)
BNP	United States Dollar	247	Russian Ruble	15,377	7/31/18	(3)
BNP	United States Dollar	234	Russian Ruble	14,774	8/31/18	(1)
BNP	United States Dollar	96	South African Rand	1,225	7/31/18	(7)
BNP	United States Dollar	96	South African Rand	1,220	7/31/18	(8)
BNP	United States Dollar	157	South African Rand	2,175	8/31/18	— *
BNP	United States Dollar	117	Thai Baht	3,738	7/31/18	(4)
BNP	United States Dollar	466	Thai Baht	14,858	7/31/18	(17)
BNP	United States Dollar	230	Thai Baht	7,537	9/28/18	(2)
BNP	United States Dollar	27	Turkish Lira	114	7/31/18	(3)
BNP	United States Dollar	46	Turkish Lira	192	7/31/18	(4)
BNP	United States Dollar	559	Turkish Lira	2,339	7/31/18	(57)
Citibank	Mexican Peso	4,689	United States Dollar	225	7/31/18	(10)
Citibank	Peruvian Nuevo Sol	379	United States Dollar	115	7/31/18	— *
Citibank	Philippine Peso	10,777	United States Dollar	201	7/31/18	— *
Citibank	Turkish Lira	215	United States Dollar	46	7/31/18	— *
Citibank	Turkish Lira	2,065	United States Dollar	435	7/31/18	(9)
Citibank	Turkish Lira	1,681	United States Dollar	350	7/31/18	(11)
Citibank	United States Dollar	345	Colombian Peso	1,000,000	7/31/18	(4)
Citibank	United States Dollar	151	Colombian Peso	430,034	7/31/18	(5)

MULTI-MANAGER FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
Citibank	United States Dollar	191	Colombian Peso	545,200	7/31/18	$(6)
Citibank	United States Dollar	580	Czech Koruna	11,849	8/31/18	(45)
Citibank	United States Dollar	93	Hungarian Forint	25,105	7/31/18	(4)
Citibank	United States Dollar	70	Mexican Peso	1,370	7/31/18	(1)
Citibank	United States Dollar	121	Mexican Peso	2,347	7/31/18	(3)
Citibank	United States Dollar	581	Mexican Peso	11,384	7/31/18	(11)
Citibank	United States Dollar	1,120	Mexican Peso	21,725	7/31/18	(32)
Citibank	United States Dollar	320	Polish Zloty	1,137	7/31/18	(16)
Citibank	United States Dollar	1,936	Polish Zloty	7,172	7/31/18	(21)
Citibank	United States Dollar	78	Polish Zloty	267	8/31/18	(6)
Citibank	United States Dollar	121	Turkish Lira	532	7/31/18	(7)
Goldman Sachs	Indian Rupee	47,227	United States Dollar	685	7/31/18	(1)
Goldman Sachs	Russian Ruble	25,954	United States Dollar	408	7/31/18	(4)
Goldman Sachs	South African Rand	1,967	United States Dollar	142	7/31/18	(1)
Goldman Sachs	Turkish Lira	1,823	United States Dollar	386	7/31/18	(6)
Goldman Sachs	United States Dollar	265	Brazilian Real	996	7/31/18	(8)
Goldman Sachs	United States Dollar	335	Brazilian Real	1,260	7/31/18	(10)
Goldman Sachs	United States Dollar	2,056	Brazilian Real	7,767	7/31/18	(53)
Goldman Sachs	United States Dollar	370	Brazilian Real	1,401	8/2/18	(10)
Goldman Sachs	United States Dollar	75	Czech Koruna	1,590	7/31/18	(3)
Goldman Sachs	United States Dollar	1,335	Indian Rupee	91,470	7/31/18	(5)
Goldman Sachs	United States Dollar	110	Mexican Peso	2,100	7/31/18	(5)
Goldman Sachs	United States Dollar	143	Polish Zloty	507	7/31/18	(8)
Goldman Sachs	United States Dollar	63	Romanian Leu	246	7/31/18	(2)
Goldman Sachs	United States Dollar	289	Russian Ruble	18,109	7/31/18	(2)
Goldman Sachs	United States Dollar	107	South African Rand	1,366	7/31/18	(8)
Goldman Sachs	United States Dollar	726	South African Rand	9,258	7/31/18	(54)
Goldman Sachs	United States Dollar	1,307	South African Rand	16,254	7/31/18	(127)
Goldman Sachs	United States Dollar	180	Turkish Lira	818	7/31/18	(4)
Goldman Sachs	United States Dollar	296	Turkish Lira	1,348	7/31/18	(7)

Subtotal Depreciation						(1,024)

Total						$(154)

*	Amount rounds to less than one thousand.

NORTHERN FUNDS QUARTERLY REPORT    11    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

As of June 30, 2018, the Fund had the following bilateral interest rate swap agreements outstanding:

COUNTERPARTY	PAY RATE INDEX/ PAY RATE	RECEIVE RATE/ RECEIVE RATE INDEX		NOTIONAL AMOUNT	NOTIONAL CURRENCY	EXPIRATION DATE	VALUE (000S)	PREMIUMS PAID/ (RECEIVED) (000S)	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
BNP	Kuala Lumpur Interbank Offered Rate 3 Month(1)	3.94	%(1)	2,500,000	MYR	4/20/22	$1	—	$1

Total									$1

(1)	Payment frequency is quarterly.

As of June 30, 2018, the Fund had the following centrally cleared interest rate swap agreements outstanding:

PAY RATE INDEX/ PAY RATE	RECEIVE RATE/ RECEIVE RATE INDEX	NOTIONAL AMOUNT	NOTIONAL CURRENCY	EXPIRATION DATE	VALUE (000S)	PREMIUMS PAID/ (RECEIVED) (000S)	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
Warsaw Interbank Offer Rate 6 Month(2)	2.44%(3)	2,000,000	PLN	7/11/22	$11	$—	$11
Warsaw Interbank Offer Rate 6 Month(2)	2.40%(3)	750,000	PLN	3/26/23	1	—	1
Brazil CETIP InterBank Deposit Rate(4)	9.32%(4)	7,023,033	BRL	1/4/21	8	—	8
Brazil CETIP InterBank Deposit Rate(4)	9.45%(4)	2,656,811	BRL	1/4/21	5	—	5
Brazil CETIP InterBank Deposit Rate(4)	9.70%(4)	2,605,560	BRL	1/4/21	9	—	9

Subtotal Appreciation							34

28day Mexican Interbank Equilibrium Interest Rate (TIIE)(1)	7.35%(1)	20,400,000	MXN	6/14/23	(23)	—	(23)

Subtotal Depreciation							(23)

Total							$11

(1)	Payment frequency is lunar. Monthly payment based on 28-day periods. One year consists of 13 periods.
(2)	Payment frequency is semi-annually.
(3)	Payment frequency is annually.
(4)	Payment frequency is at maturity.

MULTI-MANAGER FUNDS     12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

At June 30, 2018, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
A	12.6%
AA	3.3
AAA	0.4
B	16.5
BB	28.7
BBB	22.1
Cash Equivalent	5.9
CCC or below	6.2
Not Rated	4.3

Total	100.0%

*

Credit quality ratings are compiled from two external rating agencies: Moody’s and S&P Global. The Fund assigns the lowest rating of the two in the event there are any differences between them. If neither of these rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). Government securities consist of obligations issued or guaranteed by the U.S. Treasury. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality

At June 30, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Basic Materials	0.9%
Communications	0.7
Consumer, Non-cyclical	0.1
Diversified	0.1
Energy	3.5
Financial	3.5
Government	90.1
Industrial	0.3
Utilities	0.8

Total	100.0%

At June 30, 2018, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	54.9%
Mexican Peso	6.2
Brazilian Real	5.1
Indonesian Rupiah	5.1
South African Rand	5.0
All other currencies less than 5%	23.7

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Corporate Bonds(1)	$—	$68	$—	$68
Foreign Issuer Bonds
Costa Rica	—	1,565	650	2,215
United Arab Emirates	—	1,869	933	2,802
All Other Countries(1)	—	157,248	—	157,248

Total Foreign Issuer Bonds	—	160,682	1,583	162,265

Investment Companies	10,188	—	—	10,188

Total Investments	$10,188	$160,750	$1,583	$172,521

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$870	$—	$870
Bilateral Interest Rate Swap Agreements	—	1	—	1
Centrally Cleared Interest Rate Swap Agreements	—	34	—	34
Liabilities
Forward Foreign Currency Exchange Contracts	—	(1,024)	—	(1,024)
Centrally Cleared Interest Rate Swap Agreements	—	(23)	—	(23)

Total Other Financial Instruments	$—	$(142)	$—	$(142)

NORTHERN FUNDS QUARTERLY REPORT    13    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued	JUNE 30, 2018 (UNAUDITED)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2018, there were no transfers between Level 1 and Level 2 classifications based on levels assigned to the securities on March 31, 2018.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/18 (000S)	ACCRUED DISCOUNTS (PREMIUMS) (000S)	REALIZED GAINS (LOSSES) (000S)		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)(1)	BALANCE AS OF 6/30/18 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 6/30/18 (000S)
Foreign Issuer Bonds
Costa Rica	$—	$—	$—		$—	$—	$—	$650	$—	$650	$(2)
United Arab Emirates	1,505	6	—	*	3	482	(10)	—	(1,053)	933	(4)

Total	$1,505	$6	$—	*	$3	482	$(10)	$650	$(1,053)	$1,583	$(6)

*	Amount rounds to less than one thousand.
(1)	The Transfers Out of Level 3, noted above, were due to receiving an evauluated price.

The Fund valued the securities included in the Balance as of 6/30/18 above using prices provided by a third party provider.

Transactions in affiliated investments for the three months ended June 30, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio	$7,397	$40,135	$37,344	$37	$10,188	10,188

EXPLANATION OF CURRENCY ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

7D - 7 Day

10Y - 10 Year

ARS - Argentine Peso

BRL - Brazilian Real

CLP - Chilean Peso

CMT - Constant Maturity

COP - Colombian Peso

CZK - Czech Koruna

HUF - Hungarian Forint

IDR - Indonesian Rupiah

INR - Indian Rupee

MXN - Mexican Peso

MYR - Malaysian Ringgit

PEN - Peruvian Nuevo Sol

PHP - Philippine Peso

PLN - Polish Zloty

RON - Romanian Leu

RUB - Russian Ruble

THB - Thai Baht

TIIE - The Equilibrium Interbank Interest Rate

TSIPPCAE - The Steel Index Platts Premium Coal Australia Export

TRY - Turkish Lira

USD - United States Dollar

UYU - Uruguayan Peso

ZAR - South African Rand

MULTI-MANAGER FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND	JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS - 0.0%
Exploration & Production - 0.0%
Chesapeake Energy Corp.,
5.50%, 9/15/26	$25	$25

Total Convertible Bonds (Cost $25)		25

CORPORATE BONDS - 65.0%
Advertising & Marketing - 0.2%
Acosta, Inc.,
7.75%, 10/1/22(1)	600	297
Lamar Media Corp.,
5.00%, 5/1/23	115	117
5.75%, 2/1/26	120	121
Outfront Media Capital LLC/Outfront Media Capital Corp.,
5.88%, 3/15/25	130	131

		666

Aerospace & Defense - 0.7%
Arconic, Inc.,
5.13%, 10/1/24	100	99
5.95%, 2/1/37	175	169
BBA US Holdings, Inc.,
5.38%, 5/1/26(1)	190	191
Pioneer Holdings LLC/Pioneer Finance Corp.,
9.00%, 11/1/22(1)	50	51
TransDigm, Inc.,
5.50%, 10/15/20	25	25
6.50%, 5/15/25	25	25
6.38%, 6/15/26	1,200	1,191
Triumph Group, Inc.,
7.75%, 8/15/25	75	74

		1,825

Airlines - 0.1%
Allegiant Travel Co.,
5.50%, 7/15/19	100	101
United Continental Holdings, Inc.,
6.00%, 12/1/20	25	26
4.25%, 10/1/22	25	24

		151

Apparel & Textile Products - 0.0%
Hanesbrands, Inc.,
4.88%, 5/15/26(1)	100	96

Auto Parts Manufacturing - 0.3%
American Axle & Manufacturing, Inc.,
6.63%, 10/15/22	123	126
Cooper-Standard Automotive, Inc.,
5.63%, 11/15/26(1)	75	74
Dana, Inc.,
6.00%, 9/15/23	125	129
Goodyear Tire & Rubber (The) Co.,
5.13%, 11/15/23	95	94
5.00%, 5/31/26	75	70
Tenneco, Inc.,
5.38%, 12/15/24	150	143
ZF North America Capital, Inc.,
4.00%, 4/29/20(1)	255	257

		893

Automobiles Manufacturing - 0.0%
Tesla, Inc.,
5.30%, 8/15/25(1)	100	89

Banks - 0.3%
CIT Group, Inc.,
3.88%, 2/19/19	208	208
4.13%, 3/9/21	340	338
5.00%, 8/15/22	260	263

		809

Cable & Satellite - 2.4%
Altice US Finance I Corp.,
5.38%, 7/15/23(1)	200	199
5.50%, 5/15/26(1)	290	280
Block Communications, Inc.,
6.88%, 2/15/25(1)	25	25
Cablevision Systems Corp.,
5.88%, 9/15/22	75	74
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.25%, 9/30/22	400	401
5.13%, 2/15/23	150	148
5.13%, 5/1/23(1)	695	686
5.75%, 9/1/23	425	428
5.88%, 4/1/24(1)	25	25
5.38%, 5/1/25(1)	50	48
5.75%, 2/15/26(1)	765	752
5.50%, 5/1/26(1)	100	97
5.88%, 5/1/27(1)	25	24
5.00%, 2/1/28(1)	665	609

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 65.0% continued
Cable & Satellite - 2.4% continued
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
5.13%, 12/15/21(1)	$521	$518
7.75%, 7/15/25(1)	200	209
CSC Holdings LLC,
7.63%, 7/15/18	230	230
8.63%, 2/15/19	25	26
10.88%, 10/15/25(1)	578	666
5.50%, 4/15/27(1)	210	201
DISH DBS Corp.,
5.13%, 5/1/20	100	99
6.75%, 6/1/21	100	100
5.00%, 3/15/23	75	65
5.88%, 11/15/24	540	457
7.75%, 7/1/26	325	285
Midcontinent Communications/Midcontinent Finance Corp.,
6.88%, 8/15/23(1)	75	79
Radiate Holdco LLC/Radiate Finance, Inc.,
6.63%, 2/15/25(1)	125	114

		6,845

Casinos & Gaming - 2.5%
Boyd Gaming Corp.,
6.88%, 5/15/23	605	634
6.38%, 4/1/26	485	491
6.00%, 8/15/26(1)	200	198
Churchill Downs, Inc.,
4.75%, 1/15/28(1)	50	46
CRC Escrow Issuer LLC/CRC Finco, Inc.,
5.25%, 10/15/25(1)	225	213
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
10.50%, 2/15/23(1)	75	77
Eldorado Resorts, Inc.,
7.00%, 8/1/23	80	84
6.00%, 4/1/25	125	125
GLP Capital L.P./GLP Financing II, Inc.,
4.38%, 11/1/18	310	310
4.88%, 11/1/20	685	693
5.38%, 11/1/23	245	250
5.25%, 6/1/25	25	25
5.38%, 4/15/26	80	79
Inn of the Mountain Gods Resort & Casino,
9.25%, 11/30/20(1)	25	24
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
6.75%, 11/15/21(1)	44	45
10.25%, 11/15/22(1)	805	872
Jacobs Entertainment, Inc.,
7.88%, 2/1/24(1)	150	157
MGM Resorts International,
8.63%, 2/1/19	595	610
5.25%, 3/31/20	185	188
6.63%, 12/15/21	185	195
5.75%, 6/15/25	380	379
Mohegan Gaming & Entertainment,
7.88%, 10/15/24(1)	175	165
Scientific Games International, Inc.,
6.63%, 5/15/21	25	25
10.00%, 12/1/22	860	918
Station Casinos LLC,
5.00%, 10/1/25(1)	50	47
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
5.25%, 5/15/27(1)	25	23

		6,873

Chemicals - 1.6%
CF Industries, Inc.,
7.13%, 5/1/20	124	131
5.38%, 3/15/44	240	212
Cornerstone Chemical Co.,
6.75%, 8/15/24(1)	680	666
CVR Partners L.P./CVR Nitrogen Finance Corp.,
9.25%, 6/15/23(1)	50	52
Hexion, Inc.,
6.63%, 4/15/20	1,520	1,423
10.00%, 4/15/20	830	822
10.38%, 2/1/22(1)	75	73
13.75%, 2/1/22(1)	150	136
Koppers, Inc.,
6.00%, 2/15/25(1)	25	25
Platform Specialty Products Corp.,
5.88%, 12/1/25(1)	100	98

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 65.0% continued
Chemicals - 1.6% continued
TPC Group, Inc.,
8.75%, 12/15/20(1)	$175	$173
Tronox, Inc.,
6.50%, 4/15/26(1)	75	75
Valvoline, Inc.,
5.50%, 7/15/24	75	76
Versum Materials, Inc.,
5.50%, 9/30/24(1)	50	51
WR Grace & Co-Conn,
5.13%, 10/1/21(1)	265	270
5.63%, 10/1/24(1)	75	78

		4,361

Coal Operations - 1.0%
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp.,
7.50%, 5/1/25(1)	100	107
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,
12.00%, 11/1/21	75	77
6.38%, 3/15/24	150	113
CONSOL Energy, Inc.,
11.00%, 11/15/25(1)	75	83
Foresight Energy LLC/Foresight Energy Finance Corp.,
11.50%, 4/1/23(1)	2,100	1,858
Murray Energy Corp.,
11.25%, 4/15/21(1) (2)	575	339
Peabody Energy Corp.,
6.00%, 3/31/22(1)	125	127

		2,704

Commercial Finance - 0.3%
ASP AMC Merger Sub, Inc.,
8.00%, 5/15/25(1)	225	187
DAE Funding LLC,
4.00%, 8/1/20(1)	100	99
4.50%, 8/1/22(1)	125	121
5.00%, 8/1/24(1)	125	120
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
7.38%, 4/1/20(1)	200	201
7.25%, 8/15/24(1)	200	196

		924

Communications Equipment - 0.2%
CommScope Technologies LLC,
6.00%, 6/15/25(1)	230	235
CommScope, Inc.,
5.00%, 6/15/21(1)	175	175
Nokia of America Corp.,
6.45%, 3/15/29	75	77

		487

Construction Materials Manufacturing - 0.2%
NWH Escrow Corp.,
7.50%, 8/1/21(1)	25	23
Standard Industries, Inc.,
5.38%, 11/15/24(1)	250	247
4.75%, 1/15/28(1)	25	23
US Concrete, Inc.,
6.38%, 6/1/24	195	196
USG Corp.,
5.50%, 3/1/25(1)	150	154

		643

Consumer Finance - 3.4%
Ally Financial, Inc.,
3.25%, 11/5/18	405	405
3.75%, 11/18/19	125	125
8.00%, 3/15/20	995	1,063
4.13%, 3/30/20	75	75
7.50%, 9/15/20	330	353
4.25%, 4/15/21	315	315
8.00%, 11/1/31	50	60
CNG Holdings, Inc.,
9.38%, 5/15/20(1)	50	50
First Data Corp.,
7.00%, 12/1/23(1)	685	714
5.00%, 1/15/24(1)	410	407
5.75%, 1/15/24(1)	100	100
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
5.25%, 3/15/22(1)	100	100
MGIC Investment Corp.,
5.75%, 8/15/23	75	77
Navient Corp.,
5.50%, 1/15/19	170	171
4.88%, 6/17/19	810	814
8.00%, 3/25/20	315	332

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 65.0% continued
Consumer Finance - 3.4% continued
5.88%, 3/25/21	$230	$233
6.63%, 7/26/21	140	144
6.50%, 6/15/22	125	128
7.25%, 9/25/23	50	52
6.13%, 3/25/24	660	652
5.88%, 10/25/24	305	295
6.75%, 6/25/25	170	168
6.75%, 6/15/26	255	249
Springleaf Finance Corp.,
8.25%, 12/15/20	200	216
7.75%, 10/1/21	245	263
6.13%, 5/15/22	410	418
8.25%, 10/1/23	440	482
6.88%, 3/15/25	335	333
7.13%, 3/15/26	390	388
Starwood Property Trust, Inc.,
3.63%, 2/1/21(1)	340	332
4.75%, 3/15/25(1)	50	48

		9,562

Consumer Products - 0.6%
Edgewell Personal Care Co.,
4.70%, 5/19/21	200	199
4.70%, 5/24/22	120	117
Energizer Gamma Acquisition, Inc.,
7/15/26(1) (3)	100	102
Energizer Holdings, Inc.,
5.50%, 6/15/25(1)	300	295
First Quality Finance Co., Inc.,
5.00%, 7/1/25(1)	25	23
High Ridge Brands Co.,
8.88%, 3/15/25(1)	1,415	630
Prestige Brands, Inc.,
6.38%, 3/1/24(1)	110	109
Revlon Consumer Products Corp.,
6.25%, 8/1/24	50	28
Spectrum Brands, Inc.,
5.75%, 7/15/25	125	123

		1,626

Consumer Services - 1.1%
ADT (The) Corp.,
5.25%, 3/15/20	100	101
4.88%, 7/15/32(1)	310	243
Aramark Services, Inc.,
5.13%, 1/15/24	530	530
5.00%, 2/1/28(1)	160	153
Matthews International Corp.,
5.25%, 12/1/25(1)	50	48
Prime Security Services Borrower LLC/Prime Finance, Inc.,
9.25%, 5/15/23(1)	541	576
R.R. Donnelley & Sons Co.,
7.63%, 6/15/20	304	312
7.88%, 3/15/21	325	330
Service Corp. International,
5.38%, 1/15/22	215	217
5.38%, 5/15/24	600	613
Sotheby’s,
4.88%, 12/15/25(1)	75	72

		3,195

Containers & Packaging - 1.8%
Ball Corp.,
4.38%, 12/15/20	260	262
5.00%, 3/15/22	205	211
Berry Global, Inc.,
6.00%, 10/15/22	200	206
5.13%, 7/15/23	315	312
4.50%, 2/15/26(1)	25	23
BWAY Holding Co.,
5.50%, 4/15/24(1)	335	327
7.25%, 4/15/25(1)	275	268
Crown Americas LLC/Crown Americas Capital Corp. VI,
4.75%, 2/1/26(1)	190	180
Flex Acquisition Co., Inc.,
6.88%, 1/15/25(1)	50	48
7.88%, 7/15/26(1)	50	50
Multi-Color Corp.,
6.13%, 12/1/22(1)	125	128
Owens-Brockway Glass Container, Inc.,
5.00%, 1/15/22(1)	510	508
5.38%, 1/15/25(1)	250	244
Plastipak Holdings, Inc.,
6.25%, 10/15/25(1)	50	46

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 65.0% continued
Containers & Packaging - 1.8% continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg),
5.75%, 10/15/20	$601	$603
5.13%, 7/15/23(1)	475	469
7.00%, 7/15/24(1)	50	51
Sealed Air Corp.,
5.50%, 9/15/25(1)	150	154
W/S Packaging Holdings, Inc.,
9.00%, 4/15/23(1)	870	881

		4,971

Department Stores - 0.1%
JC Penney Corp., Inc.,
8.63%, 3/15/25(1)	75	64
6.38%, 10/15/36	100	56
Neiman Marcus Group Ltd. LLC,
8.00%, 10/15/21(1)	25	17
8.75%, 10/15/21(1) (4)	50	33

		170

Distributors - Consumer Discretionary - 0.2%
American Tire Distributors, Inc.,
10.25%, 3/1/22(1)	2,490	548

Diversified Banks - 0.2%
Bank of America Corp.,
(Variable, ICE LIBOR USD 3M + 3.63%),
5.99%, 7/30/18(5) (6)	96	96
(Variable, ICE LIBOR USD 3M + 3.71%),
6.25%, 9/5/24(5) (7)	200	209
(Variable, ICE LIBOR USD 3M + 2.93%),
5.88%, 3/15/28(5) (7)	25	24
Citigroup, Inc.,
(Variable, ICE LIBOR USD 3M + 4.07%),
5.95%, 1/30/23(5) (7)	50	51
(Variable, ICE LIBOR USD 3M + 4.52%),
6.25%, 8/15/26(5) (7)	100	104
JPMorgan Chase & Co.,
(Variable, ICE LIBOR USD 3M + 3.33%),
6.13%, 4/30/24(5) (7)	25	26

		510

Educational Services - 0.0%
Graham Holdings Co.,
5.75%, 6/1/26(1)	25	25

Electrical Equipment Manufacturing - 0.2%
BWX Technologies, Inc.,
5.38%, 7/15/26(1)	25	25
Itron, Inc.,
5.00%, 1/15/26(1)	25	24
Vertiv Group Corp.,
9.25%, 10/15/24(1)	75	74
Vertiv Intermediate Holding Corp.,
12.00%, 2/15/22(1) (4)	325	315

		438

Entertainment Content - 0.5%
AMC Networks, Inc.,
4.75%, 8/1/25	155	149
Liberty Interactive LLC,
8.50%, 7/15/29	150	161
Univision Communications, Inc.,
6.75%, 9/15/22(1)	229	234
5.13%, 5/15/23(1)	730	701
WMG Acquisition Corp.,
5.00%, 8/1/23(1)	50	50

		1,295

Entertainment Resources - 1.0%
AMC Entertainment Holdings, Inc.,
5.75%, 6/15/25	315	309
5.88%, 11/15/26	100	96
6.13%, 5/15/27	350	339
Boyne USA, Inc.,
7.25%, 5/1/25(1)	75	78
Carmike Cinemas, Inc.,
6.00%, 6/15/23(1)	75	77
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp./Millennium Op,
5.38%, 4/15/27	50	49
Cinemark USA, Inc.,
5.13%, 12/15/22	75	76
Constellation Merger Sub, Inc.,
8.50%, 9/15/25(1)	100	95
Live Nation Entertainment, Inc.,
5.63%, 3/15/26(1)	50	50
LTF Merger Sub, Inc.,
8.50%, 6/15/23(1)	350	364
National CineMedia LLC,
5.75%, 8/15/26	50	46

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 65.0% continued
Entertainment Resources - 1.0% continued
Six Flags Entertainment Corp.,
4.88%, 7/31/24(1)	$180	$175
Sterling Entertainment Group LLC,
10.25%, 1/15/25(8)	1,110	1,093

		2,847

Exploration & Production - 4.7%
Alta Mesa Holdings L.P./Alta Mesa Finance Services Corp.,
7.88%, 12/15/24	100	106
Antero Resources Corp.,
5.38%, 11/1/21	495	501
5.13%, 12/1/22	395	396
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
10.00%, 4/1/22(1)	440	484
California Resources Corp.,
8.00%, 12/15/22(1)	75	68
Callon Petroleum Co.,
6.13%, 10/1/24	175	177
6.38%, 7/1/26(1)	100	100
Carrizo Oil & Gas, Inc.,
7.50%, 9/15/20	46	46
6.25%, 4/15/23	100	101
Centennial Resource Production LLC,
5.38%, 1/15/26(1)	50	49
Chaparral Energy, Inc.,
8.75%, 7/15/23(1)	25	25
Chesapeake Energy Corp.,
6.63%, 8/15/20	227	233
6.88%, 11/15/20	75	77
6.13%, 2/15/21	175	177
8.00%, 1/15/25	370	377
8.00%, 6/15/27	305	310
CNX Resources Corp.,
5.88%, 4/15/22	50	50
Continental Resources, Inc.,
4.50%, 4/15/23	105	107
3.80%, 6/1/24	130	127
Covey Park Energy LLC/Covey Park Finance Corp.,
7.50%, 5/15/25(1)	125	127
CrownRock L.P./CrownRock Finance, Inc.,
5.63%, 10/15/25(1)	100	96
Denbury Resources, Inc.,
9.00%, 5/15/21(1)	75	79
6.38%, 8/15/21	250	239
9.25%, 3/31/22(1)	21	22
Diamondback Energy, Inc.,
5.38%, 5/31/25(1)	25	25
Eclipse Resources Corp.,
8.88%, 7/15/23	25	24
Energy Ventures Gom LLC/EnVen Finance Corp.,
11.00%, 2/15/23(1)	580	610
EP Energy LLC/Everest Acquisition Finance, Inc.,
9.38%, 5/1/20	187	185
7.75%, 9/1/22	155	122
6.38%, 6/15/23	951	654
9.38%, 5/1/24(1)	967	793
Extraction Oil & Gas, Inc.,
7.38%, 5/15/24(1)	25	26
Gulfport Energy Corp.,
6.00%, 10/15/24	100	96
6.38%, 5/15/25	50	49
6.38%, 1/15/26	25	24
Halcon Resources Corp.,
6.75%, 2/15/25	50	47
Hess Infrastructure Partners L.P./Hess Infrastructure Partners Finance Corp.,
5.63%, 2/15/26(1)	150	150
HighPoint Operating Corp.,
7.00%, 10/15/22	50	50
Indigo Natural Resources LLC,
6.88%, 2/15/26(1)	50	48
Jagged Peak Energy LLC,
5.88%, 5/1/26(1)	75	74
Jonah Energy LLC/Jonah Energy Finance Corp.,
7.25%, 10/15/25(1)	25	20
Jones Energy Holdings LLC/Jones Energy Finance Corp.,
6.75%, 4/1/22	50	31
9.25%, 3/15/23	50	31
9.25%, 3/15/23(1)	25	25
Moss Creek Resources Holdings, Inc.,
7.50%, 1/15/26(1)	175	171

MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 65.0% continued
Exploration & Production - 4.7% continued
Murphy Oil Corp.,
4.45%, 12/1/22	$175	$172
5.75%, 8/15/25	25	25
Newfield Exploration Co.,
5.38%, 1/1/26	95	97
Oasis Petroleum, Inc.,
6.50%, 11/1/21	100	102
6.88%, 3/15/22	240	244
6.25%, 5/1/26(1)	160	162
Parsley Energy LLC/Parsley Finance Corp.,
6.25%, 6/1/24(1)	50	52
5.63%, 10/15/27(1)	25	25
PDC Energy, Inc.,
6.13%, 9/15/24	230	235
QEP Resources, Inc.,
5.63%, 3/1/26	50	48
Range Resources Corp.,
5.00%, 8/15/22	335	332
5.00%, 3/15/23	475	460
Resolute Energy Corp.,
8.50%, 5/1/20	475	474
Sanchez Energy Corp.,
7.75%, 6/15/21	250	213
6.13%, 1/15/23	865	588
SM Energy Co.,
6.50%, 11/15/21	75	77
6.13%, 11/15/22	405	415
5.00%, 1/15/24	135	128
5.63%, 6/1/25	110	105
6.75%, 9/15/26	125	125
Southwestern Energy Co.,
6.70%, 1/23/25	150	147
7.50%, 4/1/26	25	26
Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp.,
8.75%, 4/15/23(1)	100	92
Whiting Petroleum Corp.,
5.75%, 3/15/21	405	414
6.25%, 4/1/23	310	318
6.63%, 1/15/26(1)	100	103
WildHorse Resource Development Corp.,
6.88%, 2/1/25	100	102
6.88%, 2/1/25(1)	25	25
WPX Energy, Inc.,
8.25%, 8/1/23	100	113
5.25%, 9/15/24	210	207
5.75%, 6/1/26	140	140

		13,095

Financial Services - 1.6%
Charles Schwab (The) Corp.,
(Variable, ICE LIBOR USD 3M + 2.58%),
5.00%, 12/1/27(5) (7)	75	72
Eagle Holding Co. II LLC,
7.63%, (100% Cash), 5/15/22(1) (4)	125	126
FBM Finance, Inc.,
8.25%, 8/15/21(1)	225	234
Hunt Cos., Inc.,
6.25%, 2/15/26(1)	50	47
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
6.00%, 8/1/20	150	152
5.88%, 2/1/22	435	436
6.25%, 2/1/22	225	229
Lions Gate Capital Holdings LLC,
5.88%, 11/1/24(1)	105	106
LPL Holdings, Inc.,
5.75%, 9/15/25(1)	610	593
Nationstar Mortgage LLC/Nationstar Capital Corp.,
6.50%, 8/1/18	175	175
9.63%, 5/1/19	125	126
6.50%, 6/1/22	51	51
NFP Corp.,
6.88%, 7/15/25(1)	800	784
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.,
6.38%, 12/15/22(1)	25	25
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
6.75%, 6/1/25(1)	505	485
Trident Merger Sub, Inc.,
6.63%, 11/1/25(1)	685	668
VFH Parent LLC/Orchestra Co-Issuer, Inc.,
6.75%, 6/15/22(1)	50	52

NORTHERN FUNDS QUARTERLY REPORT    7    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 65.0% continued
Financial Services - 1.6% continued
Werner FinCo L.P./Werner FinCo, Inc.,
8.75%, 7/15/25(1)	$125	$121

		4,482

Food & Beverage - 0.4%
B&G Foods, Inc.,
5.25%, 4/1/25	75	71
Pilgrim’s Pride Corp.,
5.75%, 3/15/25(1)	100	96
5.88%, 9/30/27(1)	50	46
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
5.88%, 1/15/24	165	174
Post Holdings, Inc.,
5.50%, 3/1/25(1)	300	293
5.75%, 3/1/27(1)	380	368
5.63%, 1/15/28(1)	230	216

		1,264

Forest & Paper Products Manufacturing - 0.0%
Appvion, Inc.,
9.00%, 6/1/20(1) (2) (9)	225	1
Mercer International, Inc.,
6.50%, 2/1/24	75	76

		77

Hardware - 0.6%
CDW LLC/CDW Finance Corp.,
5.00%, 9/1/23	260	260
5.00%, 9/1/25	205	201
Dell International LLC/EMC Corp.,
5.88%, 6/15/21(1)	370	375
6.02%, 6/15/26(1)	110	116
Diebold Nixdorf, Inc.,
8.50%, 4/15/24	75	72
EMC Corp.,
2.65%, 6/1/20	150	146
Everi Payments, Inc.,
7.50%, 12/15/25(1)	75	75
NCR Corp.,
6.38%, 12/15/23	225	233
TTM Technologies, Inc.,
5.63%, 10/1/25(1)	50	49
Western Digital Corp.,
4.75%, 2/15/26	200	194

		1,721

Health Care Facilities & Services - 4.2%
Charles River Laboratories International, Inc.,
5.50%, 4/1/26(1)	50	50
CHS/Community Health Systems, Inc.,
6.88%, 2/1/22	88	45
(Step to 9.88% on 6/22/19),
11.00%, 6/30/23(1) (10)	50	45
8.63%, 1/15/24(1) (2)	75	75
8.13%, 6/30/24(1)	34	28
DaVita, Inc.,
5.75%, 8/15/22	415	422
5.13%, 7/15/24	350	340
5.00%, 5/1/25	105	99
Envision Healthcare Corp.,
5.13%, 7/1/22(1)	100	101
5.63%, 7/15/22	125	127
6.25%, 12/1/24(1)	360	383
HCA Healthcare, Inc.,
6.25%, 2/15/21	25	26
HCA, Inc.,
6.50%, 2/15/20	210	218
5.88%, 3/15/22	640	667
4.75%, 5/1/23	985	983
5.00%, 3/15/24	490	490
5.38%, 2/1/25	50	49
5.25%, 4/15/25	200	200
7.69%, 6/15/25	660	716
7.58%, 9/15/25	100	108
5.88%, 2/15/26	50	50
5.25%, 6/15/26	25	25
7.75%, 7/15/36	420	443
Kindred Healthcare, Inc.,
8.00%, 1/15/20	75	80
LifePoint Health, Inc.,
5.50%, 12/1/21	25	25
5.88%, 12/1/23	305	303
NVA Holdings, Inc.,
6.88%, 4/1/26(1)	590	586

MULTI-MANAGER FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 65.0% continued
Health Care Facilities & Services - 4.2% continued
RegionalCare Hospital Partners Holdings, Inc.,
8.25%, 5/1/23(1)	$900	$947
Select Medical Corp.,
6.38%, 6/1/21	100	101
Surgery Center Holdings, Inc.,
6.75%, 7/1/25(1)	1,060	1,006
Team Health Holdings, Inc.,
6.38%, 2/1/25(1)	570	490
Tenet Healthcare Corp.,
6.00%, 10/1/20	225	231
7.50%, 1/1/22(1)	185	192
8.13%, 4/1/22	240	251
6.75%, 6/15/23	230	229
4.63%, 7/15/24(1)	312	296
7.00%, 8/1/25 (1)	150	149
6.88%, 11/15/31	100	91
Universal Hospital Services, Inc.,
7.63%, 8/15/20	150	150
Vizient, Inc.,
10.38%, 3/1/24(1)	680	750
West Street Merger Sub, Inc.,
6.38%, 9/1/25(1)	125	119

		11,686

Home Improvement - 0.5%
Apex Tool Group LLC/BC Mountain Finance, Inc.,
9.00%, 2/15/23(1)	1,130	1,093
BMC East LLC,
5.50%, 10/1/24(1)	75	73
Griffon Corp.,
5.25%, 3/1/22	150	146
Jeld-Wen, Inc.,
4.63%, 12/15/25(1)	25	24
4.88%, 12/15/27(1)	50	47
Scotts Miracle-Gro (The) Co.,
5.25%, 12/15/26	50	48
Summit Materials LLC/Summit Materials Finance Corp.,
6.13%, 7/15/23	75	76

		1,507

Homebuilders - 1.3%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
6.75%, 8/1/25(1)	50	48
AV Homes, Inc.,
6.63%, 5/15/22	100	103
Beazer Homes USA, Inc.,
8.75%, 3/15/22	100	106
6.75%, 3/15/25	75	72
Century Communities, Inc.,
6.88%, 5/15/22	125	128
5.88%, 7/15/25	100	94
Lennar Corp.,
8.38%, 1/15/21	85	93
4.13%, 1/15/22	175	173
5.38%, 10/1/22	180	184
4.75%, 11/15/22	310	310
4.88%, 12/15/23	330	329
5.25%, 6/1/26	195	191
Meritage Homes Corp.,
6.00%, 6/1/25	240	243
PulteGroup, Inc.,
4.25%, 3/1/21	340	340
Shea Homes L.P./Shea Homes Funding Corp.,
6.13%, 4/1/25(1)	95	95
Toll Brothers Finance Corp.,
4.00%, 12/31/18	105	105
4.38%, 4/15/23	180	176
5.63%, 1/15/24	85	88
4.88%, 3/15/27	155	145
4.35%, 2/15/28	230	206
TRI Pointe Group, Inc.,
5.25%, 6/1/27	50	46
Weekley Homes LLC/Weekley Finance Corp.,
6.00%, 2/1/23	175	170
6.63%, 8/15/25(1)	75	71
William Lyon Homes, Inc.,
6.00%, 9/1/23(1)	50	49
5.88%, 1/31/25	125	118
Williams Scotsman International, Inc.,
7.88%, 12/15/22(1)	50	52

		3,735

NORTHERN FUNDS QUARTERLY REPORT    9    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 65.0% continued
Industrial Other - 0.6%
Ahern Rentals, Inc.,
7.38%, 5/15/23(1)	$125	$122
Aptim Corp.,
7.75%, 6/15/25(1)	150	121
Brand Industrial Services, Inc.,
8.50%, 7/15/25(1)	125	127
Engility Corp.,
8.88%, 9/1/24	25	26
Great Lakes Dredge & Dock Corp.,
8.00%, 5/15/22	50	51
H&E Equipment Services, Inc.,
5.63%, 9/1/25	100	98
HD Supply, Inc.,
(Step to 7.00% on 4/15/19),
5.75%, 4/15/24(1) (10)	210	220
Herc Rentals, Inc.,
7.50%, 6/1/22(1)	60	63
7.75%, 6/1/24(1)	104	111
Michael Baker International LLC,
8.75%, 3/1/23(1)	125	122
New Enterprise Stone & Lime Co., Inc.,
10.13%, 4/1/22(1)	125	133
6.25%, 3/15/26(1)	50	51
TopBuild Corp.,
5.63%, 5/1/26(1)	75	72
United Rentals North America, Inc.,
4.63%, 7/15/23	55	55
5.75%, 11/15/24	225	229
5.88%, 9/15/26	75	76
4.88%, 1/15/28	50	46

		1,723

Internet Media - 0.4%
Match Group, Inc.,
6.38%, 6/1/24	119	125
Netflix, Inc.,
5.38%, 2/1/21	150	154
5.50%, 2/15/22	365	376
5.88%, 2/15/25	50	51
4.38%, 11/15/26	150	140
4.88%, 4/15/28(1)	145	138
5.88%, 11/15/28(1)	135	137

		1,121

Iron & Steel - 1.0%
Specialty Steel Supply, Inc.,
11.62%, 11/15/22(8)	2,670	2,670

Leisure Products Manufacturing - 0.0%
Mattel, Inc.,
6.75%, 12/31/25(1)	50	49

Life Insurance - 0.6%
AssuredPartners, Inc.,
7.00%, 8/15/25 (1)	1,585	1,526
Fidelity & Guaranty Life Holdings, Inc.,
5.50%, 5/1/25(1)	75	73
Genworth Holdings, Inc.,
7.70%, 6/15/20	50	51
7.63%, 9/24/21	25	26

		1,676

Machinery Manufacturing - 1.1%
BlueLine Rental Finance Corp./BlueLine Rental LLC,
9.25%, 3/15/24(1)	100	106
Cloud Crane LLC,
10.13%, 8/1/24(1)	150	161
CNH Industrial Capital LLC,
3.38%, 7/15/19	85	85
4.88%, 4/1/21	150	154
4.38%, 4/5/22	205	205
JPW Industries Holding Corp.,
9.00%, 10/1/24(1)	1,140	1,186
Mueller Water Products, Inc.,
5.50%, 6/15/26(1)	25	25
SPX FLOW, Inc.,
5.63%, 8/15/24(1)	50	50
5.88%, 8/15/26(1)	50	49
Tennant Co.,
5.63%, 5/1/25	50	50
Titan International, Inc.,
6.50%, 11/30/23(1)	125	125
Welbilt, Inc.,
9.50%, 2/15/24	85	94
Xerium Technologies, Inc.,
9.50%, 8/15/21	810	855

		3,145

Managed Care - 1.9%
Centene Corp.,
4.75%, 5/15/22	410	412

MULTI-MANAGER FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 65.0% continued
Managed Care - 1.9% continued
6.13%, 2/15/24	$330	$348
Centene Escrow I Corp.,
5.38%, 6/1/26(1)	280	284
MPH Acquisition Holdings LLC,
7.13%, 6/1/24(1)	285	292
One Call Corp.,
7.50%, 7/1/24(1)	1,304	1,288
10.00%, 10/1/24(1)	1,636	1,413
Polaris Intermediate Corp.,
8.50%, (100% Cash), 12/1/22(1) (4)	1,370	1,413

		5,450

Manufactured Goods - 1.5%
FXI Holdings, Inc.,
7.88%, 11/1/24(1)	25	25
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.,
7.38%, 12/15/23(1)	100	104
Material Science Corp.,
14.00%, 6/22/22(8)	1,492	1,493
Novelis Corp.,
6.25%, 8/15/24(1)	95	95
5.88%, 9/30/26(1)	370	354
Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc.,
8.63%, 6/1/21(1)	2,070	2,101
Park-Ohio Industries, Inc.,
6.63%, 4/15/27	25	25

		4,197

Medical Equipment & Devices Manufacturing - 0.6%
Avantor, Inc.,
9.00%, 10/1/25(1)	1,395	1,406
Hologic, Inc.,
4.38%, 10/15/25(1)	215	205
4.63%, 2/1/28(1)	45	42

		1,653

Metals & Mining - 1.7%
AK Steel Corp.,
7.63%, 10/1/21	75	76
Aleris International, Inc.,
10.75%, 7/15/23(1)	25	25
Big River Steel LLC/BRS Finance Corp.,
7.25%, 9/1/25(1)	946	972
Century Aluminum Co.,
7.50%, 6/1/21(1)	610	615
Cleveland-Cliffs, Inc.,
5.75%, 3/1/25	100	95
Coeur Mining, Inc.,
5.88%, 6/1/24	75	72
Commercial Metals Co.,
5.75%, 4/15/26(1)	50	49
Freeport-McMoRan, Inc.,
3.10%, 3/15/20	180	176
4.00%, 11/14/21	180	175
3.55%, 3/1/22	120	114
3.88%, 3/15/23	425	402
5.40%, 11/14/34	475	431
5.45%, 3/15/43	420	368
Hecla Mining Co.,
6.88%, 5/1/21	75	76
Joseph T Ryerson & Son, Inc.,
11.00%, 5/15/22(1)	540	594
Real Alloy Holding, Inc.,
10.00%, 1/15/19(11) (12)	1,283	—
Steel Dynamics, Inc.,
5.50%, 10/1/24	165	168
TMS International Corp.,
7.25%, 8/15/25(1)	75	77
United States Steel Corp.,
6.88%, 8/15/25	100	101
6.25%, 3/15/26	50	49
Warrior Met Coal, Inc.,
8.00%, 11/1/24(1)	175	181

		4,816

Oil & Gas Services & Equipment - 0.3%
Apergy Corp.,
6.38%, 5/1/26(1)	25	25
Calfrac Holdings L.P.,
8.50%, 6/15/26(1)	100	100
Diamond Offshore Drilling, Inc.,
7.88%, 8/15/25	50	52
Exterran Energy Solutions L.P./EES Finance Corp.,
8.13%, 5/1/25	50	53

NORTHERN FUNDS QUARTERLY REPORT    11    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 65.0% continued
Oil & Gas Services & Equipment - 0.3% continued
FTS International, Inc.,
6.25%, 5/1/22	$175	$177
Global Marine, Inc.,
7.00%, 6/1/28	25	25
McDermott Technology Americas, Inc./McDermott Technology U.S., Inc.,
10.63%, 5/1/24(1)	25	26
Nabors Industries, Inc.,
5.00%, 9/15/20	50	50
4.63%, 9/15/21	25	24
Parker Drilling Co.,
7.50%, 8/1/20	25	21
6.75%, 7/15/22	25	18
Rowan Cos., Inc.,
7.38%, 6/15/25	100	97
SESI LLC,
7.13%, 12/15/21	50	51
7.75%, 9/15/24	50	51
USA Compression Partners L.P./USA Compression Finance Corp.,
6.88%, 4/1/26(1)	75	78
Weatherford International LLC,
9.88%, 3/1/25(1)	25	25
6.80%, 6/15/37	50	40

		913

Pharmaceuticals - 0.4%
Endo Finance LLC,
5.75%, 1/15/22(1)	75	67
Endo Finance LLC/Endo Finco, Inc.,
7.25%, 1/15/22(1)	225	207
5.38%, 1/15/23(1)	320	256
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.,
7.50%, 10/1/24(1)	120	126
Valeant Pharmaceuticals International,
6.75%, 8/15/21(1)	25	25
7.25%, 7/15/22(1)	280	287
8.50%, 1/31/27(1)	75	76

		1,044

Pipeline - 3.4%
American Midstream Partners L.P./American Midstream Finance Corp.,
8.50%, 12/15/21(1)	100	98
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
5.38%, 9/15/24	390	393
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
6.13%, 11/15/22(1)	100	101
6.63%, 7/15/26(1)	25	25
Cheniere Corpus Christi Holdings LLC,
7.00%, 6/30/24	100	109
5.88%, 3/31/25	415	432
Cheniere Energy Partners L.P.,
5.25%, 10/1/25(1)	690	673
CNX Midstream Partners L.P./CNX Midstream Finance Corp.,
6.50%, 3/15/26(1)	50	49
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.,
6.25%, 4/1/23	150	153
5.75%, 4/1/25	105	105
DCP Midstream Operating L.P.,
9.75%, 3/15/19(1)	175	182
2.70%, 4/1/19	105	104
8.13%, 8/16/30	80	95
(Variable, ICE LIBOR USD 3M + 3.85%),
5.85%, 5/21/43(1) (7)	310	284
5.60%, 4/1/44	180	170
Delek Logistics Partners L.P./Delek Logistics Finance Corp.,
6.75%, 5/15/25	75	75
Energy Transfer Equity L.P.,
7.50%, 10/15/20	610	650
4.25%, 3/15/23	100	97
5.88%, 1/15/24	175	179
Energy Transfer Partners L.P.,
(Variable, ICE LIBOR USD 3M + 4.03%),
6.25%, 2/15/23(5) (7)	75	69
(Variable, ICE LIBOR USD 3M + 4.16%),
6.63%, 2/15/28(5) (7)	50	46
5.80%, 6/15/38	25	25

MULTI-MANAGER FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 65.0% continued
Pipeline - 3.4% continued
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.50%, 10/1/25	$25	$24
Holly Energy Partners L.P./Holly Energy Finance Corp.,
6.00%, 8/1/24(1)	100	101
NGPL PipeCo LLC,
4.38%, 8/15/22(1)	100	99
NuStar Logistics L.P.,
4.80%, 9/1/20	215	216
6.75%, 2/1/21	55	58
4.75%, 2/1/22	60	59
5.63%, 4/28/27	115	111
PBF Logistics L.P./PBF Logistics Finance Corp.,
6.88%, 5/15/23	175	177
Plains All American Pipeline L.P.,
(Variable, ICE LIBOR USD 3M + 4.11%),
6.13%, 11/15/22(5) (7)	50	47
Rockies Express Pipeline LLC,
6.85%, 7/15/18(1)	80	80
6.00%, 1/15/19(1)	295	298
5.63%, 4/15/20(1)	340	348
6.88%, 4/15/40(1)	25	29
SemGroup Corp.,
7.25%, 3/15/26	225	220
SemGroup Corp./Rose Rock Finance Corp.,
5.63%, 7/15/22	450	436
5.63%, 11/15/23	460	434
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
5.50%, 8/15/22	207	203
5.75%, 4/15/25	490	465
Summit Midstream Partners L.P.,
(Variable, ICE LIBOR USD 3M + 7.43%),
9.50%, 12/15/22(5) (7)	125	122
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.,
5.50%, 9/15/24(1)	75	76
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
4.13%, 11/15/19	240	240
4.25%, 11/15/23	555	533
6.75%, 3/15/24	340	357
5.13%, 2/1/25	170	168
5.88%, 4/15/26(1)	25	25
5.00%, 1/15/28(1)	335	312
TransMontaigne Partners L.P./TLP Finance Corp.,
6.13%, 2/15/26	25	25
Williams (The) Cos., Inc.,
7.88%, 9/1/21	110	122
5.75%, 6/24/44	95	98

		9,597

Power Generation - 2.4%
Calpine Corp.,
6.00%, 1/15/22(1)	515	525
5.38%, 1/15/23	690	656
5.50%, 2/1/24	450	414
5.75%, 1/15/25	1,350	1,234
GenOn Energy, Inc.,
7.88%, 6/15/17(9)	25	23
NRG Energy, Inc.,
6.25%, 7/15/22	175	180
6.25%, 5/1/24	25	26
7.25%, 5/15/26	630	671
6.63%, 1/15/27	910	935
NRG Yield Operating LLC,
5.00%, 9/15/26	100	95
Pattern Energy Group, Inc.,
5.88%, 2/1/24(1)	100	100
Vistra Energy Corp.,
7.38%, 11/1/22	350	366
5.88%, 6/1/23	310	319
7.63%, 11/1/24	610	651
8.00%, 1/15/25(1)	110	118
8.13%, 1/30/26(1)	305	331

		6,644

Property & Casualty Insurance - 1.1%
Acrisure LLC/Acrisure Finance, Inc.,
7.00%, 11/15/25(1)	125	114
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
8.25%, 8/1/23(1)	810	836

NORTHERN FUNDS QUARTERLY REPORT    13    MULTI- MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 65.0% continued
Property & Casualty Insurance - 1.1% continued
HUB International Ltd.,
7.00%, 5/1/26(1)	$1,160	$1,145
Radian Group, Inc.,
7.00%, 3/15/21	25	27
4.50%, 10/1/24	75	72
USIS Merger Sub, Inc.,
6.88%, 5/1/25(1)	645	642
Wand Merger Corp.,
7/15/23(1) (2) (3)	100	102
7/15/26(1) (2) (3)	100	101

		3,039

Publishing & Broadcasting - 2.1%
Clear Channel Worldwide Holdings, Inc.,
7.63%, 3/15/20	550	547
6.50%, 11/15/22	260	265
EW Scripps (The) Co.,
5.13%, 5/15/25(1)	100	94
Gray Television, Inc.,
5.13%, 10/15/24(1)	50	48
5.88%, 7/15/26(1)	300	285
iHeartCommunications, Inc.,
14.00%, 2/1/21(9)	129	16
Nexstar Broadcasting, Inc.,
5.63%, 8/1/24(1)	225	218
Salem Media Group, Inc.,
6.75%, 6/1/24(1)	25	23
Sinclair Television Group, Inc.,
5.38%, 4/1/21	205	206
6.13%, 10/1/22	125	127
5.13%, 2/15/27(1)	285	262
Sirius XM Radio, Inc.,
3.88%, 8/1/22(1)	125	121
4.63%, 5/15/23(1)	45	44
6.00%, 7/15/24(1)	595	606
5.38%, 7/15/26(1)	350	337
5.00%, 8/1/27(1)	225	211
TEGNA, Inc.,
5.13%, 10/15/19	318	318
5.13%, 7/15/20	249	250
6.38%, 10/15/23	25	26
Townsquare Media, Inc.,
6.50%, 4/1/23(1)	615	553
Tribune Media Co.,
5.88%, 7/15/22	400	404
Urban One, Inc.,
9.25%, 2/15/20(1)	855	829

		5,790

Real Estate - 3.0%
Crescent Communities LLC/Crescent Ventures, Inc.,
8.88%, 10/15/21(1)	105	111
CyrusOne L.P./CyrusOne Finance Corp.,
5.00%, 3/15/24	25	25
5.38%, 3/15/27	25	25
Equinix, Inc.,
5.38%, 4/1/23	350	358
5.88%, 1/15/26	175	177
ESH Hospitality, Inc.,
5.25%, 5/1/25(1)	280	270
FelCor Lodging L.P.,
6.00%, 6/1/25	250	256
Five Point Operating Co. L.P./Five Point Capital Corp.,
7.88%, 11/15/25(1)	50	51
Greystar Real Estate Partners LLC,
5.75%, 12/1/25(1)	25	24
Iron Mountain US Holdings, Inc.,
5.38%, 6/1/26(1)	85	81
Iron Mountain, Inc.,
6.00%, 8/15/23	405	414
5.75%, 8/15/24	655	642
5.25%, 3/15/28(1)	145	134
iStar, Inc.,
4.63%, 9/15/20	50	49
Kennedy-Wilson, Inc.,
5.88%, 4/1/24	25	24
MPT Operating Partnership L.P./MPT Finance Corp.,
6.38%, 3/1/24	345	361
5.50%, 5/1/24	445	451
5.25%, 8/1/26	420	412
5.00%, 10/15/27	505	482
Realogy Group LLC/Realogy Co-Issuer Corp.,
4.50%, 4/15/19(1)	250	251

MULTI-MANAGER    14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 65.0% continued
Real Estate - 3.0% continued
5.25%, 12/1/21(1)	$225	$224
RHP Hotel Properties L.P./RHP Finance Corp.,
5.00%, 4/15/23	50	50
Sabra Health Care L.P./Sabra Capital Corp.,
5.50%, 2/1/21	580	591
SBA Communications Corp.,
4.00%, 10/1/22(1)	100	96
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC,
7.13%, 12/15/24(1)	1,585	1,435
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC,
8.25%, 10/15/23	1,220	1,165
VICI Properties 1 LLC/VICI FC, Inc.,
8.00%, 10/15/23	165	183

		8,342

Refining & Marketing - 0.1%
Citgo Holding, Inc.,
10.75%, 2/15/20(1)	150	159
CITGO Petroleum Corp.,
6.25%, 8/15/22(1)	25	25

		184

Restaurants - 0.3%
Golden Nugget, Inc.,
6.75%, 10/15/24(1)	125	125
8.75%, 10/1/25(1)	150	154
IRB Holding Corp.,
6.75%, 2/15/26(1)	100	95
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
5.00%, 6/1/24(1)	100	99
5.25%, 6/1/26(1)	315	310
Nathan’s Famous, Inc.,
6.63%, 11/1/25(1)	50	51

		834

Retail - Consumer Discretionary - 1.7%
American Builders & Contractors Supply Co., Inc.,
5.75%, 12/15/23(1)	100	102
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
5.25%, 3/15/25(1)	160	146
Beacon Roofing Supply, Inc.,
6.38%, 10/1/23	75	77
4.88%, 11/1/25(1)	25	23
Builders FirstSource, Inc.,
5.63%, 9/1/24(1)	100	97
FirstCash, Inc.,
5.38%, 6/1/24(1)	50	50
Hertz (The) Corp.,
5.88%, 10/15/20	165	161
7.63%, 6/1/22(1)	110	106
5.50%, 10/15/24(1)	750	590
L Brands, Inc.,
5.25%, 2/1/28	25	22
6.75%, 7/1/36	200	176
Lithia Motors, Inc.,
5.25%, 8/1/25(1)	50	49
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.,
7.88%, 10/1/22(1)	1,235	1,192
Penske Automotive Group, Inc.,
3.75%, 8/15/20	405	401
5.75%, 10/1/22	100	101
PetSmart, Inc.,
5.88%, 6/1/25(1)	100	77
QVC, Inc.,
5.45%, 8/15/34	140	129
Sonic Automotive, Inc.,
6.13%, 3/15/27	100	95
SRS Distribution, Inc.,
8.25%, 7/1/26(1)	1,170	1,164

		4,758

Retail - Consumer Staples - 0.1%
US Foods, Inc.,
5.88%, 6/15/24(1)	150	153

Semiconductors - 0.3%
Advanced Micro Devices, Inc.,
7.50%, 8/15/22	66	73
7.00%, 7/1/24	261	275

NORTHERN FUNDS QUARTERLY REPORT    15    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 65.0% continued
Semiconductors - 0.3% continued
Amkor Technology, Inc.,
6.38%, 10/1/22	$295	$300
Entegris, Inc.,
4.63%, 2/10/26(1)	50	48
Micron Technology, Inc.,
5.50%, 2/1/25	135	140
Qorvo, Inc.,
7.00%, 12/1/25	50	54

		890

Software & Services - 2.5%
Ascend Learning LLC,
6.88%, 8/1/25(1)	25	25
BMC Software Finance, Inc.,
8.13%, 7/15/21(1)	450	460
Boxer Parent Co., Inc.,
9.00%, (100% Cash), 10/15/19(1) (4)	24	24
CDK Global, Inc.,
3.80%, 10/15/19	80	80
5.00%, 10/15/24	120	123
5.88%, 6/15/26	185	188
4.88%, 6/1/27	101	97
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.,
5.75%, 3/1/25(1)	125	118
Donnelley Financial Solutions, Inc.,
8.25%, 10/15/24	125	131
Gartner, Inc.,
5.13%, 4/1/25(1)	50	50
Harland Clarke Holdings Corp.,
9.25%, 3/1/21(1)	375	360
8.38%, 8/15/22(1)	370	363
Infor Software Parent LLC/Infor Software Parent, Inc.,
7.13%, (100% Cash), 5/1/21(1) (4)	486	487
Infor US, Inc.,
6.50%, 5/15/22	300	300
IQVIA, Inc.,
5.00%, 10/15/26(1)	265	258
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc.,
6.00%, 7/15/25(1)	325	329
MSCI, Inc.,
5.25%, 11/15/24(1)	370	374
5.75%, 8/15/25(1)	285	294
4.75%, 8/1/26(1)	50	48
Nielsen Finance LLC/Nielsen Finance Co.,
4.50%, 10/1/20	335	335
5.00%, 4/15/22(1)	750	737
Nuance Communications, Inc.,
5.38%, 8/15/20(1)	200	200
6.00%, 7/1/24	460	464
Rackspace Hosting, Inc.,
8.63%, 11/15/24(1)	595	598
Riverbed Technology, Inc.,
8.88%, 3/1/23(1)	180	171
RP Crown Parent LLC,
7.38%, 10/15/24(1)	150	154
Solera LLC/Solera Finance, Inc.,
10.50%, 3/1/24(1)	125	139
Veritas US, Inc./Veritas Bermuda Ltd.,
10.50%, 2/1/24(1)	200	164

		7,071

Supermarkets & Pharmacies - 0.2%
Albertsons Cos LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC,
5.75%, 3/15/25	365	323
Cumberland Farms, Inc.,
6.75%, 5/1/25(1)	150	152

		475

Tobacco - 0.0%
Vector Group Ltd.,
6.13%, 2/1/25(1)	75	72

Transportation & Logistics - 0.2%
BCD Acquisition, Inc.,
9.63%, 9/15/23(1)	50	53
JB Poindexter & Co., Inc.,
7.13%, 4/15/26(1)	75	77
Navistar International Corp.,
6.63%, 11/1/25(1)	50	51
Wabash National Corp.,
5.50%, 10/1/25(1)	75	72

MULTI-MANAGER FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 65.0% continued
Transportation & Logistics - 0.2% continued
XPO Logistics, Inc.,
6.50%, 6/15/22(1)	$250	$256
6.13%, 9/1/23(1)	50	51

		560

Travel & Lodging - 0.2%
Hilton Domestic Operating Co., Inc.,
5.13%, 5/1/26(1)	290	285
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
4.63%, 4/1/25	250	244

		529

Utilities - 0.5%
AmeriGas Partners L.P./AmeriGas Finance Corp.,
5.50%, 5/20/25	75	73
5.75%, 5/20/27	100	95
Ferrellgas L.P./Ferrellgas Finance Corp.,
6.50%, 5/1/21	50	46
Ferrellgas Partners L.P./Ferrellgas Partners Finance Corp.,
8.63%, 6/15/20	50	48
NextEra Energy Operating Partners L.P.,
4.25%, 9/15/24(1)	50	48
Talen Energy Supply LLC,
4.60%, 12/15/21	330	286
9.50%, 7/15/22(1)	730	717
6.50%, 6/1/25	180	137
10.50%, 1/15/26(1)	75	67

		1,517

Waste & Environment Services & Equipment - 0.0%
Wrangler Buyer Corp,
6.00%, 10/1/25(1)	25	24

Wireless Telecommunications Services - 1.5%
Hughes Satellite Systems Corp.,
6.50%, 6/15/19	203	208
6.63%, 8/1/26	175	162
Iridium Communications, Inc.,
10.25%, 4/15/23(1)	290	313
Sprint Capital Corp.,
8.75%, 3/15/32	625	669
Sprint Communications, Inc.,
9.00%, 11/15/18(1)	425	434
9.25%, 4/15/22	75	84
Sprint Corp.,
7.88%, 9/15/23	465	482
7.13%, 6/15/24	760	767
7.63%, 3/1/26	205	209
T-Mobile USA, Inc.,
4.00%, 4/15/22	50	50
6.00%, 3/1/23	585	604
6.00%, 4/15/24	125	129
4.50%, 2/1/26	100	93
4.75%, 2/1/28	25	23

		4,227

Wireline Telecommunications Services - 3.1%
CenturyLink, Inc.,
5.80%, 3/15/22	25	25
7.50%, 4/1/24	25	26
7.60%, 9/15/39	125	104
Cogent Communications Group, Inc.,
5.38%, 3/1/22(1)	50	51
Embarq Corp.,
8.00%, 6/1/36	1,010	953
Frontier Communications Corp.,
8.13%, 10/1/18	115	116
10.50%, 9/15/22	495	449
7.13%, 1/15/23	105	77
7.63%, 4/15/24	145	100
11.00%, 9/15/25	1,465	1,172
8.50%, 4/1/26(1)	25	24
9.00%, 8/15/31	702	460
GTT Communications, Inc.,
7.88%, 12/31/24(1)	1,270	1,257
Level 3 Financing, Inc.,
5.38%, 8/15/22	120	120
5.63%, 2/1/23	125	125
5.13%, 5/1/23	260	255
5.38%, 1/15/24	140	137
Level 3 Parent LLC,
5.75%, 12/1/22	205	205
Qualitytech L.P./QTS Finance Corp.,
4.75%, 11/15/25(1)	25	23
Qwest Corp.,
6.88%, 9/15/33	425	399
West Corp.,
8.50%, 10/15/25(1)	1,370	1,250

NORTHERN FUNDS QUARTERLY REPORT    17    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 65.0% continued
Wireline Telecommunications Services - 3.1% continued
Windstream Services LLC/Windstream Finance Corp.,
7.75%, 10/1/21	$31	$25
6.38%, 8/1/23(1)	27	16
8.63%, 10/31/25(1)	43	41
Zayo Group LLC/Zayo Capital, Inc.,
6.00%, 4/1/23	495	504
6.38%, 5/15/25	180	183
5.75%, 1/15/27(1)	615	604

		8,701

Total Corporate Bonds (Cost $188,155)		181,984

FOREIGN ISSUER BONDS - 13.5%
Advertising & Marketing - 0.2%
MDC Partners, Inc.,
6.50%, 5/1/24(1)	510	442

Aerospace & Defense - 0.3%
Bombardier, Inc.,
8.75%, 12/1/21(1)	350	385
6.00%, 10/15/22(1)	150	149
6.13%, 1/15/23(1)	200	201

		735

Airlines - 0.1%
Air Canada,
7.75%, 4/15/21(1)	300	320

Apparel & Textile Products - 0.1%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC,
7.50%, 5/1/25(1)	150	150

Auto Parts Manufacturing - 0.2%
Delphi Technologies PLC,
5.00%, 10/1/25(1)	100	95
IHO Verwaltungs GmbH,
4.50%, (100% Cash), 9/15/23(1) (4)	275	263
Nexteer Automotive Group Ltd.,
5.88%, 11/15/21(1)	295	305

		663

Banks - 0.1%
Barclays Bank PLC,
7.63%, 11/21/22	200	215

Cable & Satellite - 1.9%
Altice France S.A.,
6.00%, 5/15/22(1)	1,355	1,360
6.25%, 5/15/24(1)	400	389
7.38%, 5/1/26(1)	610	596
Altice Luxembourg S.A.,
7.75%, 5/15/22(1)	950	919
7.63%, 2/15/25(1)	315	290
Telenet Finance Luxembourg Notes S.a.r.l.,
5.50%, 3/1/28 (1)	400	366
Unitymedia GmbH,
6.13%, 1/15/25(1)	200	206
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH,
5.00%, 1/15/25(1)	240	243
UPCB Finance IV Ltd.,
5.38%, 1/15/25(1)	200	190
Virgin Media Finance PLC,
6.00%, 10/15/24(1)	425	404
Virgin Media Secured Finance PLC,
5.50%, 8/15/26(1)	320	300

		5,263

Casinos & Gaming - 0.2%
Gateway Casinos & Entertainment Ltd.,
8.25%, 3/1/24(1)	75	79
International Game Technology PLC,
5.63%, 2/15/20(1)	260	263
Stars Group Holdings B.V./Stars Group US Co-Borrower LLC,
7/15/26(1) (2) (3)	100	101
Wynn Macau Ltd.,
5.50%, 10/1/27(1)	200	191

		634

Chemicals - 0.6%
Consolidated Energy Finance S.A.,
6.50%, 5/15/26(1)	150	149
Hexion, Inc./Hexion Nova Scotia Finance ULC,
9.00%, 11/15/20	125	105
Kissner Holdings L.P./Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner USA,
8.38%, 12/1/22(1)	100	102

MULTI-MANAGER FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 13.5% continued
Chemicals - 0.6% continued
NOVA Chemicals Corp.,
5.25%, 8/1/23(1)	$230	$229
4.88%, 6/1/24(1)	405	385
5.00%, 5/1/25(1)	320	303
5.25%, 6/1/27(1)	270	252
Nufarm Australia Ltd./Nufarm Americas, Inc.,
5.75%, 4/30/26(1)	25	24
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc.,
5.38%, 9/1/25(1)	75	74
Tronox Finance PLC,
5.75%, 10/1/25(1)	75	73
Venator Finance S.a.r.l./Venator Materials Corp.,
5.75%, 7/15/25(1)	25	24

		1,720

Coal Operations - 0.0%
Conuma Coal Resources Ltd.,
10.00%, 5/1/23(1)	75	76

Commercial Finance - 1.2%
Aircastle Ltd.,
4.63%, 12/15/18	335	336
6.25%, 12/1/19	220	227
5.13%, 3/15/21	660	674
5.50%, 2/15/22	205	210
Fly Leasing Ltd.,
6.38%, 10/15/21	200	206
Park Aerospace Holdings Ltd.,
3.63%, 3/15/21(1)	75	73
5.25%, 8/15/22(1)	1,145	1,134
5.50%, 2/15/24(1)	520	513

		3,373

Communications Equipment - 0.0%
Nokia OYJ,
3.38%, 6/12/22	25	24

Consumer Finance - 0.1%
4finance S.A.,
10.75%, 5/1/22(1)	200	202

Consumer Services - 0.1%
Garda World Security Corp.,
7.25%, 11/15/21(1)	25	25
7.25%, 11/15/21(1)	25	25
8.75%, 5/15/25(1)	200	205

		255

Containers & Packaging - 0.6%
ARD Finance S.A.,
7.13%, 9/15/23(4)	200	201
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
6.00%, 6/30/21(1)	300	303
4.25%, 9/15/22(1)	435	427
7.25%, 5/15/24(1)	250	260
6.00%, 2/15/25(1)	370	360

		1,551

Diversified Banks - 0.2%
Bank of Nova Scotia (The),
(Variable, ICE LIBOR USD 3M + 2.65%),
4.65%, 10/12/22(5) (7)	25	23
Barclays PLC,
(Variable, USD Swap 5Y + 6.71%),
8.25%, 12/15/18(5) (7)	400	406
Royal Bank of Scotland Group PLC,
(Variable, USD Swap 5Y + 5.72%),
8.00%, 8/10/25(5) (7)	200	210

		639

Entertainment Content - 0.1%
Ziggo B.V.,
5.50%, 1/15/27(1)	370	346

Exploration & Production - 1.0%
Aker BP ASA,
5.88%, 3/31/25(1)	150	155

MEG Energy Corp.,
6.38%, 1/30/23(1)	755	702
7.00%, 3/31/24(1)	1,710	1,595
6.50%, 1/15/25(1)	25	25
OGX Austria GmbH,
8.50%, 6/1/18(9) (12)	2,420	—
8.38%, 4/1/22(9) (12)	1,800	—
Seven Generations Energy Ltd.,
6.88%, 6/30/23(1)	75	77
5.38%, 9/30/25(1)	50	48
Vermilion Energy, Inc.,
5.63%, 3/15/25(1)	75	74

		2,676

NORTHERN FUNDS QUARTERLY REPORT    19    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 13.5% continued
Financial Services - 0.0%
Cooke Omega Investments, Inc./Alpha VesselCo Holdings, Inc.,
8.50%, 12/15/22(1)	$75	$76
Travelport Corporate Finance PLC,
6.00%, 3/15/26(1)	25	25

		101

Homebuilders - 0.2%
Brookfield Residential Properties, Inc.,
6.38%, 5/15/25(1)	25	25
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.,
6.13%, 7/1/22(1)	50	50
Mattamy Group Corp.,
6.50%, 10/1/25(1)	25	25
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
5.25%, 4/15/21(1)	150	150
5.63%, 3/1/24(1)	238	233

		483

Industrial Other - 0.0%
Ritchie Bros. Auctioneers, Inc.,
5.38%, 1/15/25(1)	50	49

Machinery Manufacturing - 0.4%
CNH Industrial N.V.,
4.50%, 8/15/23	120	121
Titan Acquisition Ltd./Titan Co-Borrower LLC,
7.75%, 4/15/26(1)	930	867

		988

Medical Equipment & Devices Manufacturing - 0.0%
Mallinckrodt International Finance S.A./Mallinckrodt CB LLC,
5.50%, 4/15/25(1)	155	124

Metals & Mining - 1.8%
Alcoa Nederland Holding B.V.,
7.00%, 9/30/26(1)	200	213
ArcelorMittal,
5.25%, 8/5/20	25	26
6.75%, 3/1/41	110	124
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P.,
8.75%, 7/15/26(1)	1,015	1,016
Constellium N.V.,
6.63%, 3/1/25(1)	250	252
Essar Steel Algoma, Inc.,
9.50%, 11/15/19(1) (2) (9)	275	179
First Quantum Minerals Ltd.,
6.50%, 3/1/24(1)	400	386
6.88%, 3/1/26(1)	200	191
FMG Resources (August 2006) Pty. Ltd.,
9.75%, 3/1/22(1)	2	3
4.75%, 5/15/22(1)	230	222
5.13%, 5/15/24(1)	90	86
Hudbay Minerals, Inc.,
7.25%, 1/15/23(1)	50	51
7.63%, 1/15/25 (1)	330	346
IAMGOLD Corp.,
7.00%, 4/15/25(1)	75	76
Kinross Gold Corp.,
5.13%, 9/1/21	50	51
4.50%, 7/15/27(1)	25	23
Mountain Province Diamonds, Inc.,
8.00%, 12/15/22(1)	25	25
Northwest Acquisitions ULC/Dominion Finco, Inc.,
7.13%, 11/1/22(1)	680	678
Taseko Mines Ltd.,
8.75%, 6/15/22(1)	150	153
Teck Resources Ltd.,
4.50%, 1/15/21	75	75
4.75%, 1/15/22	250	250
3.75%, 2/1/23	25	24
8.50%, 6/1/24(1)	195	214
6.13%, 10/1/35	100	101
6.00%, 8/15/40	150	146
6.25%, 7/15/41	220	219
5.20%, 3/1/42	25	22

		5,152

Oil & Gas Services & Equipment - 0.7%
Ensco PLC,
7.75%, 2/1/26	25	24
5.75%, 10/1/44	55	39
Noble Holding International Ltd.,
7.75%, 1/15/24	225	213

MULTI-MANAGER FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 13.5% continued
Oil & Gas Services & Equipment - 0.7% continued
7.88%, 2/1/26(1)	$75	$77
Precision Drilling Corp.,
6.50%, 12/15/21	229	234
7.75%, 12/15/23	145	153
5.25%, 11/15/24	375	354
7.13%, 1/15/26(1)	75	77
Shelf Drilling Holdings Ltd.,
8.25%, 2/15/25(1)	50	50
Transocean Guardian Ltd.,
1/15/24(1) (3)	25	25
Transocean, Inc.,
5.80%, 10/15/22	75	75
9.00%, 7/15/23(1)	75	81
7.50%, 1/15/26(1)	150	152
7.50%, 4/15/31	50	46
Trinidad Drilling Ltd.,
6.63%, 2/15/25(1)	75	72
Weatherford International Ltd.,
5.13%, 9/15/20	25	25
7.75%, 6/15/21	25	26
8.25%, 6/15/23	25	25
9.88%, 2/15/24	100	101
6.50%, 8/1/36	25	20
7.00%, 3/15/38	50	40

		1,909

Pharmaceuticals - 0.9%
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
6.00%, 7/15/23(1)	445	366
6.00%, 2/1/25(1)	315	246
Valeant Pharmaceuticals International, Inc.,
7.50%, 7/15/21(1)	150	152
5.50%, 3/1/23(1)	390	363
5.88%, 5/15/23(1)	590	554
5.50%, 11/1/25(1)	345	340
9.00%, 12/15/25(1)	475	492

		2,513

Property & Casualty Insurance - 0.1%
Ardonagh Midco 3 PLC,
8.63%, 7/15/23(1)	200	203

Publishing & Broadcasting - 0.0%
Clear Channel International B.V.,
8.75%, 12/15/20(1)	25	26

Refining & Marketing - 0.0%
Parkland Fuel Corp.,
6.00%, 4/1/26(1)	25	25

Restaurants - 0.5%
1011778 B.C. ULC/New Red Finance, Inc.,
4.63%, 1/15/22(1)	235	235
4.25%, 5/15/24(1)	605	573
5.00%, 10/15/25(1)	485	459

		1,267

Semiconductors - 0.4%
NXP B.V./NXP Funding LLC,
4.13%, 6/1/21(1)	640	638
3.88%, 9/1/22(1)	200	197
Sensata Technologies UK Financing Co. PLC,
6.25%, 2/15/26(1)	255	265

		1,100

Software & Services - 0.5%
Camelot Finance S.A.,
7.88%, 10/15/24(1)	175	175
IHS Markit Ltd.,
5.00%, 11/1/22(1)	495	499
Nielsen Co. Luxembourg (The) S.a.r.l.,
5.50%, 10/1/21(1)	200	201
Open Text Corp.,
5.88%, 6/1/26(1)	380	388

		1,263

Travel & Lodging - 0.2%
NCL Corp. Ltd.,
4.75%, 12/15/21(1)	588	587
Silversea Cruise Finance Ltd.,
7.25%, 2/1/25(1)	50	54
Viking Cruises Ltd.,
6.25%, 5/15/25(1)	25	24

		665

Utilities - 0.0%
Rockpoint Gas Storage Canada Ltd.,
7.00%, 3/31/23(1)	50	50

NORTHERN FUNDS QUARTERLY REPORT    21    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 13.5% continued
Utilities - 0.0% continued
Superior Plus L.P./ Superior General Partner, Inc.,
7.00%, 7/15/26(1) (2)	$25	$25

		75

Wireless Telecommunications Services - 0.8%
Digicel Group Ltd.,
8.25%, 9/30/20(1)	500	378
Intelsat Connect Finance S.A.,
12.50%, 4/1/22(1)	291	287
Intelsat Jackson Holdings S.A.,
7.25%, 10/15/20	200	199
5.50%, 8/1/23	485	435
8.00%, 2/15/24(1)	100	105
9.75%, 7/15/25(1)	100	106
Intelsat Luxembourg S.A.,
8.13%, 6/1/23	346	280
Wind Tre S.p.A.,
5.00%, 1/20/26(1)	640	507
Xplornet Communications, Inc.,
9.63%, 6/1/22(1) (4)	28	29

		2,326

Wireline Telecommunications Services - 0.0%
Telecom Italia Capital S.A.,
6.00%, 9/30/34	150	143

Total Foreign Issuer Bonds (Cost $42,087)		37,696

TERM LOANS - 13.9%
Advertising & Marketing - 0.1%
Advantage Sales & Marketing, Inc., Term Loan,
(Floating, ICE LIBOR USD 1M + 6.50%, 1.00% Floor),
8.59%, 7/25/22(6)	205	185

Auto Parts Manufacturing - 1.0%
DexKo Global, Inc., Term B Loan,
(Floating, ICE LIBOR USD 3M + 8.25%),
10.58%, 7/24/25(6)	1,460	1,474
Truck Hero, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 8.25%, 1.00% Floor),
10.34%, 4/21/25(6)	1,360	1,367

		2,841

Cable & Satellite - 0.0%
Radiate Holdco LLC, Closing Date Term Loan,
(Floating, ICE LIBOR USD 1M + 3.00%, 0.75% Floor),
5.09%, 2/1/24(6)	99	97

Casinos & Gaming - 1.0%
CEOC LLC, Term B Loan,
(Floating, ICE LIBOR USD 1M + 2.00%),
4.09%, 10/7/24(6)	99	99
CityCenter Holdings LLC, Term B Loan,
(Floating, ICE LIBOR USD 1M + 2.25%, 0.75% Floor),
4.34%, 4/18/24(6)	74	74
Cowlitz Tribal Gaming Authority, Term B Loan,
(Floating, ICE LIBOR USD 1M + 10.50%, 1.00% Floor),
12.59%, 12/6/21(6)	240	258
Gateway Casinos & Entertainment Ltd., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 3.00%),
5.47%, 12/1/23(6)	75	75
Parq Holdings L.P., Closing Date Term Loan,
(Floating, ICE LIBOR USD 3M + 7.50%, 1.00% Floor),
9.83%, 12/17/20(6)	2,134	2,134
Scientific Games International, Inc., Initial Term B-5 Loan,
(Floating, ICE LIBOR USD 2M + 2.75%),
4.84%, 8/14/24(6)	10	9
(Floating, ICE LIBOR USD 2M + 2.75%),
4.92%, 8/14/24(6)	40	40

		2,689

Chemicals - 0.5%
Consolidated Energy Finance S.A., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 2.50%),
4.52%, 5/7/25(6)	75	75
New Arclin U.S. Holding Corp., Term Loan,
(Floating, ICE LIBOR USD 3M + 8.75%, 1.00% Floor),
11.08%, 2/14/25(6)	333	336
UTEX Industries, Inc., Initial Loan,
5/20/22(6) (13)	470	461

MULTI-MANAGER FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 13.9% continued
Chemicals - 0.5% continued
(Floating, ICE LIBOR USD 1M + 7.25%, 1.00% Floor),
9.34%, 5/20/22(6)	$480	$470
Venator Finance S.a.r.l. (Venator Materials LLC), Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 3.00%),
5.09%, 8/8/24(6)	50	50

		1,392

Coal Operations - 0.0%
Peabody Energy Corp., 2018 Refinancing Term Loan,
(Floating, ICE LIBOR USD 1M + 2.75%),
4.84%, 3/31/25(6)	23	23

Communications Equipment - 0.0%
CPI International, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 3.50%, 1.00% Floor),
5.59%, 7/26/24(6)	25	25

Consumer Finance - 0.2%
First Data Corp., 2022D New Dollar Term Loan,
(Floating, ICE LIBOR USD 1M + 2.00%),
4.09%, 7/8/22(6)	445	442
Tacala Investment Corp., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 3.25%),
5.34%, 1/31/25(6)	25	25

		467

Consumer Products - 0.4%
Parfums Holding Co., Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 8.75%, 1.00% Floor),
10.85%, 6/30/25(6)	950	957

Consumer Services - 0.1%
Aramark Intermediate HoldCo Corp., U.S. Term B-3 Loan,
(Floating, ICE LIBOR USD 3M + 1.75%),
3.69%, 3/11/25(6)	25	25
National Intergovernmental Purchasing Alliance Co., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 3.75%),
6.08%, 5/23/25(6)	25	25
USS Ultimate Holdings, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 3.75%, 1.00% Floor),
5.84%, 8/25/24(6)	50	50
(Floating, ICE LIBOR USD 1M + 7.75%, 1.00% Floor),
9.84%, 8/25/25(6)	50	50

		150

Containers & Packaging - 0.2%
Berlin Packaging LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 3.00%),
5.10%, 11/7/25(6)	112	111
(Floating, ICE LIBOR USD 3M + 3.00%),
5.34%, 11/7/25(6)	13	13
Berry Global, Inc., Term R Loan,
(Floating, ICE LIBOR USD 1M + 2.00%),
4.05%, 1/19/24(6)	49	49
BWay Holding Co., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 3.25%),
5.59%, 4/3/24(6)	98	99
Consolidated Container Co. LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 2.75%, 1.00% Floor),
4.84%, 5/22/24(6)	50	50
Flex Acquisition Co., Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 3.00%, 1.00% Floor),
5.34%, 12/29/23(6)	99	99
Reynolds Group Holdings, Inc., Incremental U.S. Term Loan,
(Floating, ICE LIBOR USD 1M + 2.75%),
4.84%, 2/5/23(6)	223	222

		643

Educational Services - 0.5%
KUEHG Corp., Tranche B Term Loan,
(Floating, ICE LIBOR USD 3M + 8.25%, 1.00% Floor),
10.58%, 8/22/25(6)	950	964

NORTHERN FUNDS QUARTERLY REPORT    23    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 13.9% continued
Educational Services - 0.5% continued
Learning Care Group (US) No. 2, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 7.50%, 1.00% Floor),
9.58%, 3/13/26(6)	$294	$292
(Floating, ICE LIBOR USD 3M + 7.50%, 1.00% Floor),
9.83%, 3/13/26(6)	176	176

		1,432

Electrical Equipment Manufacturing - 0.3%
Deliver Buyer, Inc., Term Loan,
5/1/24(6) (13)	730	728

Entertainment Content - 0.1%
Univision Communications, Inc., 2017 Replacement Repriced Term Loan,
(Floating, ICE LIBOR USD 1M + 2.75%, 1.00% Floor),
4.84%, 3/15/24(6)	336	325

Entertainment Resources - 0.2%
Formula One Management Ltd., Facility B3,
(Floating, ICE LIBOR USD 1M + 2.50%, 1.00% Floor),
4.59%, 2/1/24(6)	110	108
Life Time Fitness, Inc., 2017 Refinancing Term Loan,
(Floating, ICE LIBOR USD 3M + 2.75%, 1.00% Floor),
5.06%, 6/10/22(6)	221	221
Seaworld Parks & Entertainment, Inc., Term B-5 Loan,
4/1/24(6) (13)	70	69
(Floating, ICE LIBOR USD 1M + 3.00%, 0.75% Floor),
5.09%, 4/1/24(6)	148	147

		545

Exploration & Production - 0.1%
California Resources Corp., Initial Loan,
(Floating, ICE LIBOR USD 1M + 4.75%, 1.00% Floor),
6.84%, 12/31/22(6)	250	254
California Resources Corp., Loan,
(Floating, ICE LIBOR USD 1M + 10.38%, 1.00% Floor),
12.47%, 12/31/21(6)	25	28
Chesapeake Energy Corp., Class A Loan,
(Floating, ICE LIBOR USD 1M + 7.50%, 1.00% Floor),
9.59%, 8/23/21(6)	75	78

		360

Financial Services - 0.8%
Focus Financial Partners LLC, Term Loan,
(Floating, ICE LIBOR USD 1M + 7.50%),
9.59%, 5/22/25(6)	1,080	1,091
Lions Gate Capital Holdings LLC, Term B Loan,
(Floating, ICE LIBOR USD 1M + 2.25%),
4.34%, 3/24/25(6)	25	25
Masergy Holdings, Inc., Initial Loan,
(Floating, ICE LIBOR USD 3M + 7.50%, 1.00% Floor),
9.83%, 12/16/24(6)	840	841
UFC Holdings LLC, Term Loan,
(Floating, ICE LIBOR USD 1M + 3.25%, 1.00% Floor),
5.35%, 8/18/23(6)	49	49
(Floating, ICE LIBOR USD 1M + 7.50%, 1.00% Floor),
9.59%, 8/18/24(6)	125	126
Werner FinCo L.P., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 4.00%, 1.00% Floor),
6.09%, 7/24/24(6)	25	25

		2,157

Government Regional - 0.0%
Seminole Tribe of Florida, 2018 Replacement Term B Loan,
(Floating, ICE LIBOR USD 1M + 1.75%),
3.84%, 7/8/24(6)	99	99

Hardware - 0.4%
Everi Payments, Inc., Term B Loan,
(Floating, ICE LIBOR USD 1M + 3.00%, 1.00% Floor),
5.09%, 5/9/24(6)	99	99
Lully Finance S.a r.l., Initial Term B-1 Loan,
(Floating, ICE LIBOR USD 1M + 8.50%, 1.00% Floor),
10.59%, 10/16/23(6)	1,030	1,019

		1,118

MULTI-MANAGER FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 13.9% continued
Health Care Facilities & Services - 3.5%
Air Methods Corp., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 3.50%, 1.00% Floor),
5.83%, 4/22/24(6)	$74	$71
Aveanna Healthcare LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 8.00%, 1.00% Floor),
10.09%, 3/17/25(6)	1,710	1,689
Dentalcorp of Canada ULC, Initial Term Loan,
6/8/26 (6) (13)	700	703
Envision Healthcare Corp., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 3.00%, 0.75% Floor),
5.10%, 12/1/23(6)	89	89
Genoa, a QoL Healthcare Co. LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 8.00%, 1.00% Floor),
10.09%, 10/28/24(6)	1,160	1,169
Lanai Holdings III, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 8.50%, 1.00% Floor),
10.86%, 8/28/23(6)	1,820	1,711
Miami Valley,
10.50%, 1/20/23(8)	148	148
Parexel International Corp., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 2.75%),
4.84%, 9/27/24(6)	50	49
PharMerica Corp., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 7.75%),
9.80%, 12/5/25(6)	970	964
Surgery Center Holdings, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 2M + 3.25%, 1.00% Floor),
5.35%, 9/2/24(6)	50	50
Team Health Holdings, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 2.75%, 1.00% Floor),
4.84%, 2/6/24(6)	148	143
(Floating, ICE LIBOR USD 1M + 2.75%, 1.00% Floor),
4.84%, 2/6/24(6)	325	314
U.S. Renal Care, Inc., Term Loan,
(Floating, ICE LIBOR USD 3M + 8.00%, 1.00% Floor),
10.33%, 12/29/23(6)	2,610	2,610
Wink Holdco, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 3.00%, 1.00% Floor),
5.09%, 12/2/24(6)	50	49
(Floating, ICE LIBOR USD 1M + 6.75%, 1.00% Floor),
8.85%, 12/1/25(6)	75	75

		9,834

Home & Office Products Manufacturing - 0.0%
Serta Simmons Bedding LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 8.00%, 1.00% Floor),
10.33%, 11/8/24(6)	95	62

Home Improvement - 0.1%
ServiceMaster (The) Co. LLC, Tranche C Term Loan,
(Floating, ICE LIBOR USD 1M + 2.50%),
4.59%, 11/8/23(6)	191	191

Industrial Other - 0.0%
DG Investment Intermediate Holdings 2, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 6.75%, 0.75% Floor),
9.08%, 2/2/26(6)	25	25
Pisces Midco, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 2M + 3.75%),
6.09%, 4/12/25(6)	25	25

		50

Internet Media - 0.8%
MH Sub I LLC, Amendment No. 2 Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 7.50%, 1.00% Floor),
9.59%, 9/15/25(6)	730	732
Ten-X LLC, Term Loan,
(Floating, ICE LIBOR USD 1M +8.00%),
10.09%, 9/29/25(6) (8)	1,360	1,360

		2,092

NORTHERN FUNDS QUARTERLY REPORT    25    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 13.9% continued
Life Insurance - 0.0%
Genworth Holdings, Inc., Initial Loan,
(Floating, ICE LIBOR USD 1M + 4.50%, 1.00% Floor),
6.55%, 3/7/23(6)	$25	$25

Machinery Manufacturing - 0.4%
Engineered Machinery Holdings, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 3.25%, 1.00% Floor),
5.58%, 7/19/24(6)	25	25
(Floating, ICE LIBOR USD 2M + 7.25%, 1.00% Floor),
9.55%, 7/18/25(6)	24	25
(Floating, ICE LIBOR USD 2M + 7.25%, 1.00% Floor),
9.55%, 7/18/25(6)	915	917
Terex Corp., Incremental U.S. Term Loan,
(Floating, ICE LIBOR USD 3M + 2.00%, 0.75% Floor),
4.33%, 1/31/24(6)	25	24

		991

Managed Care - 0.3%
MPH Acquisition Holdings LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 2.75%, 1.00% Floor),
5.08%, 6/7/23(6)	63	63
One Call Corp., Extended Term Loan,
(Floating, ICE LIBOR USD 1M + 5.25%, 1.00% Floor),
7.32%, 11/27/22(6)	838	800

		863

Manufactured Goods - 0.0%
Neenah Foundry Co., Loan,
(Floating, ICE LIBOR USD 2M + 6.50%),
8.60%, 12/13/22(6)	24	24
(Floating, ICE LIBOR USD 2M + 6.50%),
8.67%, 12/13/22(6)	25	24

		48

Metals & Mining - 0.3%
Aleris International, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 4.75%, 1.00% Floor),
4.34%, 2/27/23(6)	50	50
Big River Steel LLC, Closing Date Term Loan,
(Floating, ICE LIBOR USD 3M + 5.00%, 1.00% Floor),
7.33%, 8/23/23(6)	25	25
Covia Holdings Corp., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 3.75%, 1.00% Floor),
6.05%, 6/1/25(6)	25	25
Helix Acquisition Holdings, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 8.00%),
10.33%, 9/29/25(6)	50	50
RA Acquisition Purchaser LLC, Notes,
(Floating, ICE LIBOR USD 3M + 10.00%, 1.00% Floor),
12.33%, 5/31/23(6) (8)	690	690

		840

Oil & Gas Services & Equipment - 0.1%
Keane Group Holdings LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 3.75%, 1.00% Floor),
5.88%, 5/25/25(6)	25	25
Lucid Energy Group II Borrower LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 3.00%, 1.00% Floor),
5.09%, 2/17/25(6)	25	25
McDermott International, Inc., Term Loan,
(Floating, ICE LIBOR USD 1M + 5.00%, 1.00% Floor),
7.09%, 5/12/25(6)	75	75

		125

Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 3.00%),
5.09%, 6/2/25(6)	85	85

Pipeline - 0.0%
BCP Renaissance Parent LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 3.50%, 1.00% Floor),
5.86%, 10/31/24(6)	100	100

MULTI-MANAGER FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 13.9% continued
Power Generation - 0.1%
Calpine Corp., Term Loan,
(Floating, ICE LIBOR USD 3M + 2.50%),
4.84%, 1/15/23(6)	$189	$189
Vistra Operations Co. LLC, 2016 Incremental Term Loan,
(Floating, ICE LIBOR USD 1M + 2.25%),
4.34%, 12/14/23(6)	94	93

		282

Property & Casualty Insurance - 0.2%
Asurion LLC, Replacement B-2 Term Loan,
8/4/25(6) (13)	430	433
(Floating, ICE LIBOR USD 1M + 6.00%),
4.84%, 8/4/25(6)	50	50
Asurion LLC, Replacement B-6 Term Loan,
(Floating, ICE LIBOR USD 1M + 2.75%),
8.09%, 11/3/23(6)	48	48
USI, Inc., 2017 New Term Loan,
(Floating, ICE LIBOR USD 3M + 3.00%),
5.33%, 5/16/24(6)	49	49

		580

Publishing & Broadcasting - 0.0%
Meredith Corp., Term Loan,
(Floating, ICE LIBOR USD 1M + 3.00%),
5.09%, 1/31/25(6)	50	50

Real Estate - 0.0%
Iron Mountain Information Management LLC, Incremental Term B Loan,
(Floating, ICE LIBOR USD 1M + 1.75%),
3.84%, 1/2/26(6)	50	49

Restaurants - 0.0%
1011778 B.C. Unlimited Liability Co., Term B-3 Loan,
(Floating, ICE LIBOR USD 1M + 2.25%, 1.00% Floor),
4.34%, 2/16/24(6)	49	49
Golden Nugget, Inc., Initial B Term Loan,
(Floating, ICE LIBOR USD 1M + 2.75%, 0.75% Floor),
4.80%, 10/4/23(6)	28	28
(Floating, ICE LIBOR USD 1M + 2.75%, 0.75% Floor),
4.84%, 10/4/23(6)	22	22

		99

Retail - Consumer Discretionary - 0.1%
Bass Pro Group LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 5.00%, 0.75% Floor),
7.09%, 9/25/24(6)	134	135
Foundation Building Materials LLC, Term Loan B,
5/9/25(6) (13)	50	50
General Nutrition Centers, Inc., FILO Term Loan,
(Floating, ICE LIBOR USD 1M + 7.00%),
9.10%, 12/31/22(6)	102	104

		289

Software & Services - 1.9%
Camelot U.S. Acquisition 1 Co., New Term Loan,
(Floating, ICE LIBOR USD 1M + 3.25%, 1.00% Floor),
5.34%, 10/3/23(6)	49	49
Donnelley Financial Solutions, Inc., 2017 Refinancing Term Loan,
(Floating, ICE LIBOR USD 1W + 3.00%, 0.75% Floor),
4.98%, 9/29/23(6)	24	24
Evergreen Skills Lux S.a.r.l., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 4.75%, 1.00% Floor),
6.84%, 4/28/21(6)	1,531	1,445
(Floating, ICE LIBOR USD 1M + 8.25%, 1.00% Floor),
10.34%, 4/28/22(6)	1,120	930
Harland Clarke Holdings Corp., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 4.75%, 1.00% Floor),
7.08%, 11/3/23(6)	134	131

NORTHERN FUNDS QUARTERLY REPORT    27    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 13.9% continued
Software & Services - 1.9% continued
Optiv, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 3.25%, 1.00% Floor),
5.31%, 2/1/24(6)	$357	$348
(Floating, ICE LIBOR USD 1M + 7.25%, 1.00% Floor),
9.31%, 1/31/25(6)	540	525
Peak 10 Holding Corp., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 7.25%, 1.00% Floor),
9.61%, 8/1/25(6)	880	873
Presidio Holdings, Inc., Term B Loan,
(Floating, ICE LIBOR USD 1M + 2.75%, 1.00% Floor),
4.84%, 2/2/24(6)	4	4
(Floating, ICE LIBOR USD 3M + 2.75%, 1.00% Floor),
5.08%, 2/2/24(6)	5	5
(Floating, ICE LIBOR USD 3M + 2.75%, 1.00% Floor),
5.09%, 2/2/24(6)	167	166
RP Crown Parent LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 2.75%, 1.00% Floor),
4.84%, 10/12/23(6)	25	25
SS&C Technologies Holdings, Inc., Term B-3 Loan,
(Floating, ICE LIBOR USD 1M + 2.50%),
4.59%, 4/16/25(6)	306	306
SS&C Technologies Holdings, Inc., Term B-4 Loan,
(Floating, ICE LIBOR USD 1M + 2.50%),
4.59%, 4/16/25(6)	116	116
Tempo Acquisition LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 3.00%, 2.00% Floor),
5.09%, 5/1/24(6)	74	74
TierPoint LLC, Initial Term Loan,
5/5/25(6) (13)	400	394

		5,415

Supermarkets & Pharmacies - 0.0%
Albertson’s Companies LLC, Last Out Term Loan,
5/3/23(6) (13)	70	69

Transportation & Logistics - 0.1%
Deck Chassis Acquisition, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 6.00%),
8.09%, 6/15/23(6)	50	50
Navistar, Inc., Tranche B Term Loan,
(Floating, ICE LIBOR USD 1M + 3.50%),
5.53%, 11/6/24(6)	125	125

		175

Travel & Lodging - 0.0%
RHP Hotel Properties L.P., Tranche B Term Loan,
(Floating, ICE LIBOR USD 1M + 2.00%),
4.06%, 5/11/24(6)	74	74

Wireline Telecommunications Services - 0.1%
CenturyLink, Inc., Initial Term B Loan,
(Floating, ICE LIBOR USD 1M + 2.75%),
4.84%, 1/31/25(6)	244	239

Total Term Loans (Cost $38,659)		38,860

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 0.8%
Metals & Mining - 0.6%
Real Alloy Parent, Inc.* (8)	48	$1,738

Oil, Gas & Coal - 0.2%
Bonanza Creek Energy, Inc.*	8,355	316
Denbury Resources, Inc.*	4,789	23
Halcon Resources Corp.*	22,454	99
Linn Energy, Inc.* (8)	465	15

		453

Software - 0.0%
Avaya Holdings Corp.*	5,129	103

Total Common Stocks (Cost $2,384)		2,294

CONVERTIBLE PREFERRED STOCKS - 0.0%
Exploration & Production - 0.0%
Chesapeake Energy Corp., 5.75%(1)	13	8

Total Convertible Preferred Stocks (Cost $10)		8

MULTI-MANAGER FUNDS    28    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
MASTER LIMITED PARTNERSHIPS - 0.2%
Oil, Gas & Coal - 0.2%
Foresight Energy L.P.	107,536	$424

Total Master Limited Partnerships (Cost $—)		424

OTHER – 0.0%
Escrow Avaya Holdings Corp.* (12)	250,000	—
Escrow Avaya, Inc.* (12)	25,000	—
Escrow Hercules Offshore, Inc.*	3,570	1
Escrow Peabody Energy Corp.* (12)	200,000	—
Escrow Washington Mutual Bank* (12)	250,000	—

Total Other (Cost $33)		1

INVESTMENT COMPANIES - 6.3%
Northern Institutional Funds - U.S. Government Portfolio, 1.72%(14) (15)	17,580,359	17,580

Total Investment Companies (Cost $17,580)		17,580

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.1%
Halcon Resources Corp., Exp. 9/9/20,
Strike $14.04*	3,297	$1
Material Science Corp. Exp. 6/22/22,
Strike $0.01* (8)	77,693	253

Total Warrants (Cost $142)		254

Total Investments - 99.8% (Cost $289,075)		279,126

Other Assets less Liabilities - 0.2%		667

NET ASSETS - 100.0%		$279,793

(1)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(2)

Restricted security that has been deemed illiquid. At June 30, 2018, the value of these restricted illiquid securities amounted to approximately $923,000 or 0.3% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Appvion, Inc.,
9.00%, 6/1/20	6/23/16-10/17/16	$156

CHS/Community Health Systems, Inc.,
8.63%, 1/15/24	6/28/18	75

Essar Steel Algoma, Inc.,
9.50%, 11/15/19	11/7/14	270

Murray Energy Corp.,
11.25%, 4/15/21	8/30/16-10/20/17	449

Stars Group Holdings B.V./Stars Group US Co-Borrower LLC,
7/15/26	6/28/18	100

Superior Plus L.P./ Superior General Partner, Inc.,
7.00%, 7/15/26	6/28/18	25

Wand Merger Corp.,
7/15/23	6/28/18	100

Wand Merger Corp.,
7/15/26	6/28/18	100

(3)	When-Issued Security. Coupon rate is not in effect at June 30, 2018.
(4)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(5)	Perpetual bond. Maturity date represents next call date.
(6)	Variable rate security. Rate as of June 30, 2018 is disclosed.
(7)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(8)	Level 3 asset.
(9)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(10)	Step coupon bond. Rate as of June 30, 2018 is disclosed.
(11)	Issuer has defaulted on terms of debt obligation.
(12)	Level 3 asset that is worthless, bankrupt or has been delisted.
(13)	Position is unsettled. Contract rate was not determined at June 30, 2018 and does not take effect until settlement date.
(14)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(15)	7-day current yield as of June 30, 2018 is disclosed.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2018, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
B	34.5%
BB	23.5
BBB	0.5
CCC or below	30.8

NORTHERN FUNDS QUARTERLY REPORT    29    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

QUALITY DISTRIBUTION*	% OF INVESTMENTS
Not Rated	4.5
Cash Equivalents	6.2

Total	100.0%

*

Credit quality ratings are compiled from two external rating agencies: Moody’s and S&P Global. The Fund assigns the lowest rating of the two in the event there are any differences between them. If neither of these rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). Government securities consist of obligations issued or guaranteed by the U.S. Treasury. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At June 30, 2018, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	100%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Convertible Bonds(1)	$—	$25	$—	$25
Corporate Bonds
Entertainment Resources	—	1,754	1,093	2,847
Iron & Steel	—	—	2,670	2,670
Manufactured Goods	—	2,704	1,493	4,197
All Other Industries(1)	—	172,270	—	172,270

Total Corporate Bonds	—	176,728	5,256	181,984

Foreign Issuer Bonds(1)	—	37,696	—	37,696
Term Loans
Health Care Facilities & Services	—	9,686	148	9,834
Internet Media	—	732	1,360	2,092
Metals & Mining	—	150	690	840
All Other Industries(1)	—	26,094	—	26,094

Total Term Loans	—	36,662	2,198	38,860

Common Stocks
Oil, Gas & Coal	438	—	15	453
Metals & Mining	—	—	1,738	1,738
Software	103	—	—	103

Total Common Stocks	541	—	1,753	2,294

Convertible Preferred Stocks(1)	—	8	—	8
Master Limited Partnerships(1)	424	—	—	424
Other	—	1	—	1
Warrants	—	1	253	254
Investment Companies	17,580	—	—	17,580

Total Investments	$18,545	$251,121	$9,460	$279,126

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2018, there were no transfers between Level 1 and Level 2 classifications based on levels assigned to the securities on March 31, 2018.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/18 (000S)	ACCRUED DISCOUNTS (PREMIUMS) (000S)		REALIZED GAINS (LOSSES) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)		PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 6/30/18 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 6/30/18 (000S)
Corporate Bonds
Entertainment Resources	$1,093	$—	*	$—	$—	*	$—	$—	$—	$—	$1,093	$—	*
Iron & Steel	—	—		—	—		—	—	2,670	—	2,670	—
Manufactured Goods	1,328	5		—	141		19	—	—	—	1,493	141

MULTI-MANAGER FUNDS    30    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

	BALANCE AS OF 3/31/18 (000S)	ACCRUED DISCOUNTS (PREMIUMS) (000S)	REALIZED GAINS (LOSSES) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)		PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 6/30/18 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 6/30/18 (000S)
Metals & Mining	1,869	5	93	(229)		—	(1,738)	—	—	—	(166)
Term Loans
Health Care Facilities & Services	196	—	—	2		—	(50)	—	—	148	2
Internet Media	1,319	1	—	40		—	—	—	—	1,360	40
Metals & Mining	388	—	—	—		690	(388)	—	—	690	—
Common Stocks
Oil, Gas & Coal	15	—	—	—	*	—	—	—	—	15	—	*
Metals & Mining	—	—	—	—		1,738	—	—	—	1,738	—
Warrants	104	—	—	149		—	—	—	—	253	—

Total	$6,312	$11	$93	$103		$2,447	($2,176)	$2,670	$—	$9,460	$17

*	Amount rounds to less than one thousand.

The Fund valued the securities included in the Balance as of 6/30/18 above using prices provided by the Fund’s investment adviser’s pricing and valuation committee, which also caused the transfers into level 3, as noted above.

	FAIR VALUE AT 6/30/18 (000S)	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS		RANGE
Corporate Bonds	$5,256	Market Approach	Yield	(2)	10.2%-14%
Term Loans	$2,198	Market Approach	Yield	(2)	10%-12.3%
Common Stocks	$1,753	Market Approach	Intrinsic Value/Liquidity Discount	(1)	15.6%-20%
Warrants	$253	Market Approach	Intrinsic Value/Liquidity Discount	(1)	25%

(1)

The significant unobservable inputs that were used in the fair value measurement are: Intrinsic Value and Liquidity Discount. Significant increases (decreases) in the intrinsic value in isolation would result in a significantly higher (lower) fair value measurement while an increase (decrease) in liquidity discount in isolation would result in a significantly lower (higher) fair value measurement.

(2)

The significant unobservable inputs that were used in the fair value measurement are: Yield. Significant decreases (increase) in yield would result in a significantly higher (lower) fair value measurement.

Transactions in affiliated investments for the three months ended June 30, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio	$12,532	$59,284	$54,236	$55	$17,580	17,580

NORTHERN FUNDS QUARTERLY REPORT    31    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued	JUNE 30, 2018 (UNAUDITED)

EXPLANATION OF CURRENCY ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

2M - 2 Month

3M - 3 Month

5Y - 5 Year

ICE LIBOR - Intercontinental Exchange London Interbank Offered Rate

USD - United States Dollar

MULTI-MANAGER FUNDS    32    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

GLOBAL TACTICAL ASSET ALLOCATION FUND	JUNE 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 100.0%
FlexShares® Credit-Scored US Corporate Bond Index Fund(1)	158,332	$7,739
FlexShares® Credit-Scored US Long Corporate Bond Index Fund(1)	95,204	4,737
FlexShares® Disciplined Duration MBS Index Fund(1)	432,847	9,986
FlexShares® Global Quality Real Estate Index Fund(1)	29,972	1,869
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund(1)	153,010	3,778
FlexShares® International Quality Dividend Index Fund(1)	228,167	5,551
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund(1)	141,838	9,200
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund(1)	168,463	9,081
FlexShares® Morningstar Global Upstream Natural Resources Index Fund(1)	136,563	4,628
FlexShares® Morningstar US Market Factor Tilt Index Fund(1)	124,593	14,157
FlexShares® Quality Dividend Index Fund(1)	192,653	8,727
FlexShares® STOXX® Global Broad Infrastructure Index Fund(1)	40,199	1,844
iShares 1-3 Year Credit Bond ETF	12,906	1,338
iShares 20+ Year Treasury Bond ETF	2,367	288
iShares 3-7 Year Treasury Bond ETF	16,365	1,964
NF - High Yield Fixed Income Fund(1)	1,113,363	7,415
NIF - U.S. Government Portfolio,
1.72%(1) (2)	809,486	809

Total Investment Companies (Cost $84,158)		93,111

Total Investments - 100.0% (Cost $84,158)		93,111

Liabilities less Other Assets - (0.0%)		(22)

NET ASSETS - 100.0%		$93,089

(1)

Investment in affiliated fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to other Northern Funds, Northern Institutional Funds and FlexShares Trust.

(2)	7-day current yield as of June 30, 2018 is disclosed.

Percentages shown are based on Net Assets.

At June 30, 2018, the asset class weightings for the Fund were:

ASSET CLASS	WEIGHT	INVESTMENT VEHICLE
U.S. Equity	15.2%	FlexShares® Morningstar US Market Factor Tilt Index Fund
U.S. Equity	9.4	FlexShares® Quality Dividend Index Fund
Non U.S. Equity - Developed	9.9	FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund
Non U.S. Equity - Developed	6.0	FlexShares® International Quality Dividend Index Fund
Non U.S. Equity - Emerging Markets	9.7	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund
Global Real Estate	2.0	FlexShares® Global Quality Real Estate Index Fund
U.S. Bonds - High Yield	8.0	NF High Yield Fixed Income Fund
U.S. Bonds - Investment Grade	10.7	FlexShares® Disciplined Duration MBS Index Fund
U.S. Bonds - Investment Grade	8.3	FlexShares® Credit-Scored US Corporate Bond Index Fund
U.S. Bonds - Investment Grade	5.1	FlexShares® Credit-Scored US Long Corporate Bond Index Fund
U.S. Bonds - Investment Grade	2.1	iShares 3-7 Year Treasury Bond ETF
U.S. Bonds - Investment Grade	1.4	iShares 1-3 Year Credit Bond ETF
U.S. Bonds - Investment Grade	0.3	iShares 20+ Year Treasury Bond ETF
U.S. Bonds - Inflation Protected	4.0	FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund
Comodities/Natural Resources	5.0	FlexShares® Morningstar Global Upstream Natural Resources Index Fund
Global Infrastructure	2.0	FlexShares® STOXX® Global Broad Infrastructure Index Fund
Cash	0.9	NIF U.S. Government Portfolio

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investment Companies	$93,111	$—	$—	$93,111

NORTHERN FUNDS QUARTERLY REPORT    1    GLOBAL TACTICAL ASSET ALLOCATION FUND

SCHEDULE OF INVESTMENTS

GLOBAL TACTICAL ASSET ALLOCATION FUND continued

The Fund discloses all transfers between levels based on valuations at the end of At June 30, 2018, there were no transfers between Level 1, Level 2 or Level 3 each reporting period. classifications based on levels assigned to the securities on March 31, 2018.

Transactions in affiliated investments for the three months ended June 30, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
FlexShares® Credit-Scored US Corporate Bond Index Fund	$2,067	$5,951	$197	$(75)	$(7)	$41	$7,739	158
FlexShares® Credit-Scored US Long Corporate Bond Index Fund	1,050	4,009	101	(213)	(8)	33	4,737	95
FlexShares® Disciplined Duration MBS Index Fund	2,172	8,121	212	(86)	(9)	54	9,986	433
FlexShares® Global Quality Real Estate Index Fund	1,905	—	95	54	5	17	1,869	30
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund	3,784	—	—	(6)	—	38	3,778	153
FlexShares® International Quality Dividend Index Fund	9,399	171	3,461	(562)	4	112	5,551	228
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	9,424	355	180	(423)	24	127	9,200	142
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	9,352	850	—	(1,121)	—	60	9,081	168
FlexShares® Morningstar Global Upstream Natural Resources Index Fund	4,689	—	258	161	36	38	4,628	137
FlexShares® Morningstar US Market Factor Tilt Index Fund	12,577	1,760	595	341	74	58	14,157	125
FlexShares® Quality Dividend Index Fund	8,880	—	475	236	86	61	8,727	193
FlexShares® Ready Access Variable Income Fund	1,782	—	1,782	4	(4)	6	—	—
FlexShares® STOXX® Global Broad Infrastructure Index Fund	1,855	—	—	(11)	—	18	1,844	40
NF - Bond Index Fund	18,361	23	18,313	449	(520)	17	—	—
NF - High Yield Fixed Income Fund	5,564	2,037	127	(55)	(4)	93	7,415	1,113
NIF - U.S. Government Portfolio	385	25,910	25,486	—	—	7	809	809

GLOBAL TACTICAL ASSET ALLOCATION FUND     2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2018 (UNAUDITED)

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Total	$93,246	$49,187	$51,282	$(1,307)	$(323)	$780	$89,521	3,824

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ETF - Exchange Traded Fund

MBS - Mortgage-Backed Security

NF - Northern Funds

NIF - Northern Institutional Funds

TIPS - Treasury Inflation Protected Securities

NORTHERN FUNDS QUARTERLY REPORT    3    GLOBAL TACTICAL ASSET ALLOCATION FUND

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Funds

By:	/s/ Peter K. Ewing
Peter K. Ewing, President
(Principal Executive Officer)

Date:	August 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter K. Ewing
Peter K. Ewing, President
(Principal Executive Officer)

Date:	August 27, 2018

By:	/s/ Randal E. Rein
Randal E. Rein, Treasurer
(Principal Financial and Accounting Officer)

Date:	August 27, 2018